As filed with the Securities and Exchange Commission on April 21, 2016
Commission File Nos. 333-119659
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 36	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 409	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 25, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

PERSPECTIVE L SERIESSM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
(Contracts offered for sale before December 12, 2011)

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

The date of this prospectus is April 25, 2016 . This prospectus states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company of New York (“Jackson of NY®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the statement of additional information (“SAI”) dated April 25, 2016 that is available upon request without charge. To obtain a copy, contact us at our:

Jackson of NY Service Center
P.O. Box 30313
Lansing, Michigan 48909-7813
1-800-599-5651
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.
Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.
We offer other variable annuity products with different product features, benefits and charges. You should consult with your representative to determine whether the features, benefits and charges under the Contract are consistent with your goals. The Contract’s features, benefits and charges include, among other differences, a shorter duration withdrawal charge schedule and higher separate account annual expenses compared to other of our variable annuity products.
The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 265. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.
Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for allocation fixed and variable options. The fixed options will have limited availability if you elect a Contract Enhancement. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class A shares:

JNL Series Trust

JNL/American Funds® Blue Chip Income and Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/American Funds Global Bond Fund	JNL/Morgan Stanley Mid Cap Growth Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/American Funds Growth-Income Fund	JNL/Oppenheimer Global Growth Fund
JNL/American Funds International Fund	JNL/PIMCO Real Return Fund
JNL/American Funds New World Fund	JNL/PIMCO Total Return Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/PPM America Floating Rate Income Fund
JNL Multi-Manager Small Cap Value Fund	JNL/PPM America High Yield Bond Fund
JNL Institutional Alt 20 Fund	JNL/PPM America Mid Cap Value Fund
JNL Institutional Alt 35 Fund	JNL/PPM America Small Cap Value Fund
JNL Institutional Alt 50 Fund	JNL/PPM America Total Return Fund
JNL Alt 65 Fund*	JNL/PPM America Value Equity Fund
JNL/American Funds Balanced Allocation Fund	JNL/Red Rocks Listed Private Equity Fund*
JNL/American Funds Growth Allocation Fund	JNL/T. Rowe Price Established Growth Fund
JNL/AQR Managed Futures Strategy Fund*	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/BlackRock Global Allocation Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/T. Rowe Price Value Fund
JNL/BlackRock Natural Resources Fund	JNL/WMC Balanced Fund
JNL/Brookfield Global Infrastructure and MLP Fund	JNL/WMC Money Market Fund
JNL/Capital Guardian Global Balanced Fund	JNL/WMC Value Fund
JNL/Crescent High Income Fund	JNL/S&P Competitive Advantage Fund
JNL/Causeway International Value Select Fund	JNL/S&P Dividend Income & Growth Fund
JNL/DFA U.S. Core Equity Fund	JNL/S&P Intrinsic Value Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund (formerly,	JNL/S&P Total Yield Fund
JNL/Ivy Asset Strategy Fund)	JNL/S&P Mid 3 Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL/S&P 4 Fund
JNL/Franklin Templeton Global Growth Fund	JNL/S&P Managed Conservative Fund
JNL/Franklin Templeton Global Multisector Bond Fund	JNL/S&P Managed Moderate Fund
JNL/Franklin Templeton Income Fund	JNL/S&P Managed Moderate Growth Fund
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/S&P Managed Growth Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/S&P Managed Aggressive Growth Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL Disciplined Moderate Fund
JNL/Goldman Sachs Emerging Markets Debt Fund*	JNL Disciplined Moderate Growth Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL Disciplined Growth Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco China-India Fund (formerly, JNL/Eastspring	JNL Variable Fund LLC
Investments China-India Fund)
JNL/Invesco Global Real Estate Fund	JNL/Mellon Capital Nasdaq® 100 Fund (formerly,
JNL/Invesco International Growth Fund	JNL/Mellon Capital Nasdaq® 25 Fund)
JNL/Invesco Mid Cap Value Fund	JNL/Mellon Capital S&P® 24 Fund
JNL/Invesco Small Cap Growth Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/JPMorgan MidCap Growth Fund	JNL/Mellon Capital JNL 5 Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Mellon Capital Communications Sector Fund*
JNL/Lazard Emerging Markets Fund*	JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Index 5 Fund	JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Technology Sector Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital S&P 500 Index Fund	Jackson Variable Series Trust
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	JNL/DoubleLine® Total Return Fund
JNL/Mellon Capital International Index Fund	JNL/PIMCO Credit Income Fund

*Effective August 29, 2011, the Investment Divisions of the Separate Account investing in the JNL Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Global Alpha Fund (the JNL/AQR Managed Futures Strategy Fund effective April 27, 2015) ; and JNL/Red Rocks Listed Private Equity Fund stopped accepting any additional allocations or transfers. Effective September 15, 2014, the Investment Division investing in the JNL/Mellon Capital Communications Sector Fund stopped accepting any additional allocations or transfers, but the Fund is available as an underlying Fund for a Fund of Funds. Please see “Investment Divisions” on page 20 for more information.

Underscored are the Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical. The Funds are not the same mutual funds that you would buy directly from a retail mutual fund company or through your stockbroker. The summary prospectuses for the Funds are attached to this prospectus.

In addition, the following Previously Offered Funds merged into the corresponding Currently Offered Funds effective April 25, 2016 :

Previously Offered Funds	Currently Offered Funds
JNL/Capital Guardian Global Diversified Research Fund	JNL/Oppenheimer Global Growth Fund
JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Invesco China-India Fund
JNL/Invesco Large Cap Growth Fund	JNL/BlackRock Large Cap Select Growth Fund
JNL/PPM America Total Return Fund (JNL Investors Series Trust)	JNL/PPM America Total Return Fund (JNL Series Trust)

If you have Contract Value that was transferred to an Investment Division investing in a Currently Offered Fund as a result of a merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your Contract. If the transfer is completed within 60 days following April 25, 2016 , the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge	47
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge	48
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge	49
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge	49
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge	50
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge	51
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge	51
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge	52
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge	53
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge	54
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge	55
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge	56
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge	57
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex Joint Option GMWB”) Charge	58
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge	60
Optional Death Benefit – Highest Anniversary Value Death Benefit Charge	60
Optional Death Benefit – LifeGuard Freedom DB Charge	60
Optional Death Benefit – LifeGuard Freedom 6 DB Charge	61
Optional Death Benefit – LifeGuard Freedom Flex DB Charge	61
Other Expenses	61
Premium Taxes	62
Income Taxes	62
DISTRIBUTION OF CONTRACTS	62
PURCHASES	64
Minimum Initial Premium	64
Minimum Additional Premiums	64
Maximum Premiums	64
Allocations of Premium	64
Optional Contract Enhancements	65
Capital Protection Program	67
Accumulation Units	68
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	68
Potential Limits and Conditions on Fixed Account Transfers	68
Restrictions on Transfers: Market Timing	70

TELEPHONE AND INTERNET TRANSACTIONS	71
The Basics	71
What You Can Do and How	71
What You Can Do and When	71
How to Cancel a Transaction	71
Our Procedures	71
ACCESS TO YOUR MONEY	71
Waiver of Withdrawal and Recapture Charges for Extended Care	72
Guaranteed Minimum Withdrawal Benefit Considerations	72
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	73
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”)	75
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	78
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	83
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	87
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”)	91
5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”)	94
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”)	99
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”)	105
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”)	111
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”)	117
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”)	124
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”)	131
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”)	138
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”)	149
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”)	159
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”)	168
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	177
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	189
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”)	202
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”)	208
Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”)	214
LifeGuard Freedom Flex GMWB	216
LifeGuard Freedom Flex with Joint Option GMWB	227

GLOSSARY
These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years. If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary. The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years. For example, if the Issue Date is January 15, 2017 and a Premium payment is received on February 28, 2017 then, although the first Contract Anniversary is January 15, 2018, Completed Year 0-1 for that Premium payment would begin on February 28, 2017 and end on February 27, 2018. Completed Year 1-2 for that Premium payment would begin on February 28, 2018.

Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract's Issue Date.

Contract Enhancement – a credit that we will make to your Contract Value at the end of any Business Day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) during which we receive a Premium payment. The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement, or 4% Contract Enhancement endorsement, The actual Contract Enhancement percentage applied to the

Premium payment varies, depending upon which Contract Enhancement you have elected and the Contract Year in which you make your payment.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract's Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract's Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract’s Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract's Issue Date.

Contract Value – the sum of your allocations between the Contract's Fixed Account and Investment Divisions.

Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract's Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2017, then the end of Contract Year 0-1 would be January 14, 2018, and January 15, 2018, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Income Date – the date on which you begin receiving annuity payments.

Interest Rate Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the specified period.

GLOSSARY
Investment Division – one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson of NY, JNLNY, we, our, or us – Jackson National Life Insurance Company of New York. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner. The maximum aggregate Premium payments you may make without prior approval is $1 million. This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Remaining Premium – the total Premium paid reduced by withdrawals that incur withdrawal and/or recapture charges, and withdrawals of Premiums that are no longer subject to withdrawal and/or recapture charges.

Required Minimum Distributions (RMDs) – For certain qualified contracts, the amount defined under the Internal Revenue Code as the minimum distribution requirement as applied to your Contract only. This definition excludes any withdrawal necessary to satisfy the minimum distribution requirements of the Internal Revenue Code if the Contract is purchased with contributions from a nontaxable transfer after the death of the owner of a qualified contract. Different rules apply for the MarketGuard Stretch GMWB as described in the “MarketGuard Stretch GMWB” section.

Separate Account – JNLNY Separate Account I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

KEY FACTS
The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available a Fixed Account and Investment Divisions for allocation of your Premium payments and Contract Value. If you make an allocation to the one-year Fixed Account option, we may require that the amount allocated be transferred in equal monthly installments to the Investment Divisions within 12 months of the date of the allocation. For more information about the Fixed Account, please see “THE FIXED ACCOUNT” beginning on page 17. For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 20.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see “TAXES” beginning on page 259.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations. For more information, please see “FREE LOOK” beginning on page 264.

Purchases
There are minimum and maximum Premium requirements. The Contract also has a Premium protection option, namely the Capital Protection Program. For more information, please see “PURCHASES” beginning on page 64.

Optional Endorsements
Not all optional endorsements are available through all broker-dealers. The availability of optional endorsements may reflect Jackson of NY’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections. The representative assisting you will advise you whether an optional benefit is available. Optional endorsement provisions may vary depending on when you purchased your Contract or elected your endorsement. Please refer to your Contract endorsements for the provisions that apply to you.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. The Contract has a free withdrawal provision and waives the charges and adjustments in the event you may require extended care. For more information, please see “ACCESS TO YOUR MONEY” beginning on page 71.

Income Payments	There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 245.

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date. Optional death benefits are also available. For more information, please see “DEATH BENEFIT” beginning on page 252.

Contract Charges
Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES” below. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value, unless you are eligible for continued payments under a Guaranteed Minimum Withdrawal Benefit.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge [1]
Percentage of Premium withdrawn, if applicable	7%

Maximum Contract Enhancement Recapture Charge [2]
Percentage of the corresponding Premiums withdrawn with a Contract Enhancement	3%

Maximum Premium Taxes [3]
Percentage of each Premium	2%

Transfer Charge [4]
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge [5]	$22.50

[1]	The withdrawal charge is a schedule lasting four Completed Years following each Premium as shown in the table below:

Withdrawal Charge (as a percentage of Premium payments)
	Completed Years Since Receipt Of Premium -
	0-1	1-2	2-3	3-4	4+
Base Schedule	7%	6%	5%	4%	0%

For more information on withdrawal charges, please see “Withdrawal Charge” under “Contract Charges” beginning on page 37.
2    For more information about recapture charges, please see “Contract Enhancement Recapture Charge” under “Contract Charges”, beginning on page 39.

[3]	Currently, Premium taxes do not apply.

[4]	We do not count transfers in conjunction with dollar cost averaging, earnings sweep and automatic rebalancing, and automatic transfers from the Fixed Account.

[5]	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge [6]	$30

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge [7]	1.60%

Administration Charge [8]	0.15%

Total Separate Account Annual Expenses for Base Contract	1.75%

Optional Endorsements - A variety of optional endorsements to the Contract are available. The optional endorsements listed below include endorsements and applicable charges for endorsements that were previously sold but are not currently available to be added to a Contract. Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of the value of the Accumulation Units. You may select one from each grouping below [9]:

4% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) [10]	0.56%
3% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) [10]	0.42%
2% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) [11]	0.395%

The following optional death benefit endorsement charges are based on either average daily Contract Value in the Investment Divisions (deducted daily as part of the calculation of the value of the Accumulation Units) or on a benefit base and are indicated as such. Please see the footnotes for additional information on the various optional death benefit endorsement charges. You may select one of the available benefits listed below [9]:

Average Daily Contract Value in the Investment Divisions Based Charges
Highest Anniversary Value Death Benefit Maximum Annual Charge [12]	0.40%

Benefit Based Charges
LifeGuard Freedom DB® Maximum Annual Charge (no longer offered as of September 28, 2009) [13]	0.60%
LifeGuard Freedom 6 DBSM Maximum Annual Charge (no longer offered as of October 11, 2010) (only available if the LifeGuard Freedom 6® GMWB is also selected) [14]	0.60%
LifeGuard Freedom Flex DBSM Maximum Annual Charge (only available with a specified combination of Options for the LifeGuard Freedom Flex® GMWB) [15]	0.72%

The following optional endorsement charges are benefit based. Please see the footnotes for additional information on the various optional endorsement charges. You may select one of the available benefits listed below [9]:

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (“FutureGuardSM”)(no longer offered as of October 6, 2008) [16]	0.60%
GMIB Maximum Annual Charge (“FutureGuard 6SM”)(no longer offered as of April 6, 2009) [17]	0.90%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 Plus®”) [18]	0.75%

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (“SafeGuard Max®”) (no longer offered as of April 29, 2013) [19]	1.20%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM”, formerly “AutoGuard®”) [20]	1.74%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) (no longer offered as of April 29, 2013) [21]	2.04%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) (“MarketGuard 5®”) [22]	0.51%
5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector®”) [23]	1.47%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AdvantageSM”, formerly “LifeGuard Protector Advantage®”) [24]	1.50%
5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector Plus®”) [25]	1.47%
Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector® with Joint Option”) [26]	1.62%
Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector® Plus with Joint Option”) [27]	1.71%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM”) [28]	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM With Joint Option”) [29]	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom® GMWB”) [30]	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009) (“LifeGuard Freedom® GMWB With Joint Option”) [31]	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6® GMWB”) [32]	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6® GMWB With Joint Option”) [33]	1.86%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net®”) [34]	3.00%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net® With Joint Option”) [35]	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net With Joint Option”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%
5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 5®“) [36]	1.32%
4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 4®“) [37]	0.87%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex® GMWB”) [38]	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex GMWB”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex® With Joint Option GMWB”) [39]	3.00%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex With Joint Option GMWB”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard StretchSM GMWB”)[40]	2.22%

[6]
This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Fixed Account and Investment Divisions either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

[7]	This charge is 1.50% on Contracts purchased before August 29, 2011.

[8]
For Contracts purchased on or after September 28, 2009, this charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated as of that date.

For Contracts purchased before September 28, 2009, this charge is waived on initial Premiums of $1 million or more, but we may reverse the waiver and reinstate the Administration Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.

[9]
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. Also, you may not select both a Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefit.

[10]
This charge lasts for the first seven Contract Years. While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 38.

[11]
This charge lasts for the first five Contract Years. While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 38.

[12]	The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

[13]	The current and maximum annual charge is 0.60% of the GMWB Death Benefit (0.05% each Contract Month).

For more information about the charge for the LifeGuard Freedom DB, please see “Optional Death Benefit - LifeGuard Freedom DB Charge” on page 60. For more information about how this optional death benefit endorsement works, including how the GMWB Death Benefit is calculated, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 253.

[14]	The current and maximum annual charge is 0.60% of the GMWB Death Benefit (0.05% each Contract Month).

For more information about the charge for the LifeGuard Freedom 6 DB, please see “LifeGuard Freedom 6 DB” under “Death Benefit Charges”, beginning on page 61. For more information about how the LifeGuard Freedom 6 DB works, including how the GMWB Death Benefit is calculated, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 255.

[15]	The current and maximum annual charge is 0.72% of the GMWB Death Benefit (0.06% each Contract Month).

For more information about the charge for the LifeGuard Freedom Flex DB, please see “Optional Death Benefit - LifeGuard Freedom Flex DB Charge” under “Contract Charges”, beginning on page 61. For more information about how the LifeGuard Freedom Flex DB works, including how the GMWB Death Benefit is calculated, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 256.

[16]	For Contracts with this GMIB purchased on and after January 17, 2006 (subject to availability), you pay 0.60% of the GMIB Benefit Base annually (0.05% each Contract Month).

For Contracts with this GMIB purchased from March 7, 2005 through January 16, 2006 (subject to availability), you pay 0.60% of the GMIB Benefit Base annually (0.15% each calendar quarter).

For more information about the charge for this endorsement, please see “FutureGuard Guaranteed Minimum Income Benefit Charge” beginning on page 41. For more information about how the endorsement works, including how the GMIB Benefit Base is calculated, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 247.

[17]
The current and maximum annual charge is 0.90% of the GMIB Benefit Base (0.075% each Contract Month). For more information about the charge for this endorsement, please see “FutureGuard 6 Guaranteed Minimum Income Benefit Charge” beginning on page 41. For more information about how the endorsement works, including how the GMIB Benefit Base is calculated, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 249.

[18]	0.75% of the GWB is the maximum annual charge, which charge is payable monthly.

The tables below have the maximum and current charges.

7% GMWB
Endorsement's Availability	On and after January 17, 2006	Before January 17, 2006
Maximum Annual Charge	0.75%	0.70%
Current Annual Charge	0.42%	0.40%
Charge Basis	GWB	Investment Divisions
Charge Frequency	Monthly	Daily

For more information about the charge for this endorsement, please see “7% Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 42. For more information about how the endorsement works, including how the GWB is calculated, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 75.

[19]	1.20% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge
Annual Charge	Maximum	Current
For endorsements purchased on or after May 1, 2010	1.20%	0.60%
For endorsements purchased before May 1, 2010	0.81%	0.45%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

For more information about the charge for this endorsement, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Charge” beginning on page 42. For more information about how this endorsement works, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 78.

[20]	1.74% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges.

5% GMWB With Annual Step-Up
Annual Charge	Maximum	Current
For endorsements purchased on or after May 1, 2011	1.74%	0.87%
For endorsements purchased before May 1, 2011	1.47%	0.66%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

For more information about the charge for this endorsement, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 43. For more information about how the endorsement works, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 83.

[21]	2.04% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges.

6% GMWB With Annual Step-Up
Annual Charge	Maximum	Current
For endorsements purchased on or after May 1, 2011	2.04%	1.02%
For endorsements purchased before May 1, 2011	1.62%	0.87%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

For more information about the charge for this endorsement, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 44. For more information about how the endorsement works, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 87.

[22]	.51% of the GWB is the maximum annual charge, which charge is payable monthly. The current annual charge is 0.21% of the GWB, also payable monthly.

For more information about the charge for this endorsement, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up”. For more information about how the endorsement works, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 91.

[23]	1.47% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	0.87%	0.42%
50 – 54	0.87%	0.42%
55 – 59	1.20%	0.66%
60 – 64	1.32%	0.75%
65 – 69	1.47%	0.90%
70 – 74	0.87%	0.51%
75 – 80	0.60%	0.36%
Charge Basis	GWB
Charge Frequency	Monthly

For more information about the charge for this endorsement, please see “5% for Life GMWB With Annual Step-Up Charge” beginning on page 45. For more information about how the endorsement works, including how the GWB is calculated, please see “5% for Life GMWB With Annual Step-Up” beginning on page 94.

[24]	1.50% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.02%	0.57%
50 – 54	1.17%	0.72%
55 – 59	1.50%	0.96%
60 – 64	1.50%	0.96%
65 – 69	1.50%	0.96%
70 – 74	0.90%	0.57%
75 – 80	0.66%	0.42%
Charge Basis	GWB
Charge Frequency	Monthly

For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 46. For more information about how the endorsement works, including how the GWB is calculated, please see “5% for Life GMWB With Bonus and Annual Step-Up” beginning on page 99.

[25]	1.47% is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	0.87%	0.42%
50 – 54	1.02%	0.57%
55 – 59	1.47%	0.87%
60 – 64	1.47%	0.87%
65 – 69	1.20%	0.66%
70 – 74	0.75%	0.36%
75 – 80	0.57%	0.30%
Charge Basis	GWB
Charge Frequency	Monthly

For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 47. For more information about how the endorsement works, including how the GWB is calculated, please see “5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 105.

[26]	1.62% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

Joint 5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.02%	0.57%
50 – 54	1.02%	0.57%
55 – 59	1.35%	0.81%
60 – 64	1.47%	0.90%
65 – 69	1.62%	1.05%
70 – 74	1.02%	0.66%
75 – 80	0.75%	0.51%
Charge Basis	GWB
Charge Frequency	Monthly

For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Annual Step-Up Charge” beginning on page 47. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint 5% for Life GMWB With Annual Step-Up” beginning on page 111.

[27]	1.71% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

Joint 5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.11%	0.66%
50 – 54	1.26%	0.81%
55 – 59	1.71%	1.11%
60 – 64	1.71%	1.11%
65 – 69	1.47%	0.90%
70 – 74	1.02%	0.60%
75 – 80	0.81%	0.57%
Charge Basis	GWB
Charge Frequency	Monthly

For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 48. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 117.

[28]
1.50% of the GWB is the maximum annual charge, which charge is payable monthly. The current annual charge is 0.96% (0.08% monthly) of the GWB. For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 49. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Annual Step-Up” beginning on page 124.

[29]
1.71% of the GWB is the maximum annual charge, which charge is payable monthly. The current annual charge is 1.17% (0.0975% monthly) of the GWB. For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 49. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 131.

[30]
1.50% of the GWB is the maximum annual charge, which charge is payable monthly. The current annual charge is 0.96% (0.08% monthly) of the GWB. For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 50. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Bonus and Annual Step-Up" beginning on page 138.

[31]	1.86% of the GWB is the maximum annual charge, which charge is payable monthly. The current annual charge is 1.26% (0.105% monthly) of the GWB.
For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 51. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Bonus and Annual Step-Up" beginning on page 149.

[32]	1.50% of the GWB is the maximum annual charge, which charge is payable monthly. The current annual charge is 0.96% (0.08% monthly) of the GWB.
For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 51. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 159.

[33]
1.86% of the GWB is the maximum annual charge, which charge is payable monthly. The current annual charge is 1.26% (0.105% monthly) of the GWB. For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 52. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 168.

[34]
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the Income Stream Level 5 GAWA% Table under LifeGuard Freedom 6 Net), which charge is payable monthly.     For more information about the charges for this endorsement, including applicable charges for each of the five Income Stream Level GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” beginning on page 53. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 177.

[35]
3.00% of the GWB is the maximum annual charge and 1.62% of the GWB is the current annual charge (based on election of the Income Stream Level 3 GAWA% Table under LifeGuard Freedom 6 Net with Joint Option), which charge is payable monthly. For more information about the charges for this endorsement, including applicable charges for each of the three Income Stream Level GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge” beginning on page 54. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 189.

[36]	1.32% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups.

5% For Life GMWB
Endorsement's Availability	Before May 1, 2006		Before January 17, 2006*
Annual Charge	Maximum	Current	Maximum	Current
Ages 60 – 64	1.32%	0.90%	1.30%	0.90%
65 – 69	0.87%	0.60%	0.85%	0.60%
70 – 74	0.60%	0.51%	0.60%	0.50%
75 – 80	0.51%	0.42%	0.50%	0.40%
Charge Basis	GWB		Investment Divisions
Charge Frequency	Monthly		Daily

* The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For more information about the charge for this endorsement, please see “5% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 55. For more information about how the endorsement works, including how the GWB is calculated, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 202.

[37]	0.87% of the GWB is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges for all age groups:

4% For Life GMWB
Endorsement's Availability	Before May 1, 2006		Before January 17, 2006*
Annual Charge	Maximum	Current	Maximum	Current
Ages 50 – 54	0.87%	0.66%	0.85%	0.65%
55 – 59	0.66%	0.51%	0.65%	0.50%
60 – 64	0.51%	0.36%	0.50%	0.35%
65 – 69	0.36%	0.27%	0.35%	0.25%
70 – 74	0.30%	0.21%	0.30%	0.20%
75 – 80	0.21%	0.15%	0.20%	0.15%
Charge Basis	GWB		Investment Divisions
Charge Frequency	Monthly		Daily

* The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For more information about the charge for this endorsement, please see “4% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 56. For more information about how the endorsement works, including how the GWB is calculated, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 208.

[38]
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the most expensive combination of options under LifeGuard Freedom Flex), which charge is payable monthly. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” beginning on page 57. For more information about how the endorsement works, including how the GWB is calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 216.

[39]
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the most expensive combination of options under LifeGuard Freedom Flex with Joint Option, including options offered before September 16, 2013), which charge is payable monthly. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex with Joint Option GMWB”) Charge” beginning on page 58. For more information about how the endorsement works, including how the GWB is calculated, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 227.

[40]	2.22% of the GMWB Charge Base is the maximum annual charge, which charge is payable monthly. The tables below have the maximum and current charges.

MarketGuard Stretch GMWB
Annual Charge	Maximum	Current
	2.22%	1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Monthly	Monthly

For more information about the charge for this endorsement, including how the GMWB Charge Base is calculated, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” beginning on page 60. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)” beginning on page 239.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.56%

Maximum: 2.19%

More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information on the Funds, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds® Blue Chip Income and Growth	1.08% A	0.20% A	0.16% A, G	0.00%	1.44% A	(0.43%) B	1.01% A,B,I
JNL/American Funds Global Bond	1.23% A	0.20% A	0.19% A, G	0.00%	1.62% A	(0.50%) B	1.12% A,B,I
JNL/American Funds Global Small Capitalization	1.44% A	0.20% A	0.19% A, G	0.00%	1.83% A	(0.55%) B	1.28% A,B,I
JNL/American Funds Growth-Income	0.94% A	0.20% A	0.17% A, G	0.00%	1.31% A	(0.35%) B	0.96% A,B,I
JNL/American Funds International	1.35% A	0.20% A	0.19% A, G	0.00%	1.74% A	(0.55%) B	1.19% A,B,I
JNL/American Funds New World	1.77% A	0.20% A	0.22% A, G	0.00%	2.19% A	(0.75%) B	1.44% A,B,I
JNL/Capital Guardian Global Balanced	0.65%	0.20%	0.16% G	0.01%	1.02%	(0.00%)R	1.02%R
JNL/DFA U.S. Core Equity	0.58%	0.20%	0.10% F	0.00%	0.88%	(0.08%) C	0.80% C
JNL/Franklin Templeton Global Multisector Bond	0.72%	0.20%	0.16% G	0.02%	1.10%	(0.02%) C	1.08% C
JNL/FPA + DoubleLine® Flexible Allocation	0.83%	0.20%	0.15%G	0.01%	1.19%	(0.01%)C	1.18%C,I
JNL/Goldman Sachs Emerging Markets Debt	0.72%	0.20%	0.15% G	0.00%	1.07%	(0.01%) C	1.06% C
JNL/Goldman Sachs Mid Cap Value	0.70%	0.20%	0.10% F	0.01%	1.01%	(0.01%) C	1.00% C
JNL/Goldman Sachs Core Plus Bond	0.57%	0.20%	0.10% F	0.01%	0.88%	(0.01%)C	0.87%C,I
JNL/Invesco China-India	0.90%	0.20%	0.16% G	0.00%	1.26%Q,I	(0.00%)Q	1.26%I,Q
JNL/Invesco Global Real Estate	0.70%	0.20%	0.15% G	0.00%	1.05%P	(0.00%)P	1.05%P
JNL/Invesco Small Cap Growth	0.81%	0.20%	0.11% F	0.01%	1.13%	(0.02%) C,P	1.11% C,P
JNL/Invesco International Growth	0.62%	0.20%	0.15% G	0.01%	0.98%	(0.00%) M	0.98% M
JNL/Invesco Mid Cap Value	0.68%	0.20%	0.10% F	0.01%	0.99%	(0.00%)P	0.99%P
JNL/Lazard Emerging Markets	0.87%	0.20%	0.16% G	0.00%	1.23%	(0.00%) J	1.23% J
JNL/Mellon Capital Emerging Markets Index	0.38%	0.20%	0.17% G	0.00%	0.75%	(0.00%) K	0.75% K
JNL/Mellon Capital S&P 500 Index	0.23%	0.20%	0.13% F	0.00%	0.56%	(0.01%) C	0.55% C

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/Morgan Stanley Mid Cap Growth	0.75%	0.20%	0.15% G	0.01%	1.11%	(0.03%)C	1.08%C,I
JNL/Oppenheimer Global Growth	0.62%	0.20%	0.15% G	0.00%	0.97%	(0.01%)C	0.96%C,I
JNL/PIMCO Real Return	0.49%	0.20%	0.25% F	0.00%	0.94%	(0.00%) N	0.94% N
JNL/PIMCO Total Return Bond	0.50%	0.20%	0.11% F	0.00%	0.81%	(0.00%) O	0.81% O
JNL/PPM America Mid Cap Value	0.75%	0.20%	0.11% F	0.00%	1.06%	(0.00%) L	1.06% L
JNL/PPM America Small Cap Value	0.75%	0.20%	0.10% F	0.00%	1.05%	(0.00%) L	1.05% L
JNL/T. Rowe Price Value	0.61%	0.20%	0.10% F	0.00%	0.91%	(0.00%) C	0.91% C
JNL/WMC Money Market	0.26%	0.20%	0.10% F	0.00%	0.56%	(0.31%) D	0.25% D

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Institutional Alt 20	0.11%	0.00%	0.06% E	0.98%	1.15%
JNL Institutional Alt 35	0.11%	0.00%	0.05% E	1.07%	1.23%
JNL Institutional Alt 50	0.11%	0.00%	0.05% E	1.18%	1.34%
JNL Alt 65	0.14%	0.00%	0.05% E	1.30%	1.49%
JNL Multi-Manager Small Cap Growth	0.67%	0.20%	0.11% F	0.01%	0.99%
JNL Multi-Manager Small Cap Value	0.77%	0.20%	0.11% F	0.01%	1.09%
JNL/American Funds Balanced Allocation	0.30%	0.20%	0.15% G	0.47%	1.12%
JNL/American Funds Growth Allocation	0.30%	0.20%	0.15% G	0.50%	1.15%
JNL/AQR Managed Futures Strategy	0.94%	0.20%	0.15% G	0.12%	1.41%I
JNL/BlackRock Natural Resources	0.63%	0.20%	0.16% G	0.01%	1.00%
JNL/BlackRock Global Allocation	0.71%	0.20%	0.16% G	0.00%	1.07%
JNL/BlackRock Large Cap Select Growth	0.60%	0.20%	0.10% F	0.00%	0.90%
JNL/Brookfield Global Infrastructure and MLP	0.79%	0.20%	0.16% G	0.00%	1.15%
JNL/Causeway International Value Select	0.64%	0.20%	0.16% G	0.01%	1.01%
JNL/Crescent High Income	0.65%	0.20%	0.15% G	0.00%	1.00%
JNL/Franklin Templeton Founding Strategy	0.00%	0.00%	0.05% E	0.99%	1.04%
JNL/Franklin Templeton Global Growth	0.65%	0.20%	0.15% G	0.01%	1.01%
JNL/Franklin Templeton Income	0.62%	0.20%	0.10% F	0.01%	0.93%
JNL/Franklin Templeton International Small Cap Growth	0.95%	0.20%	0.15% G	0.01%	1.31%
JNL/Franklin Templeton Mutual Shares	0.72%	0.20%	0.10% F	0.01%	1.03%
JNL/Goldman Sachs U.S. Equity Flex	0.79%	0.20%	1.07% G	0.00%	2.06%
JNL/JPMorgan MidCap Growth	0.63%	0.20%	0.10% F	0.01%	0.94%
JNL/JPMorgan U.S. Government & Quality Bond	0.38%	0.20%	0.11% F	0.01%	0.70%
JNL/Mellon Capital European 30	0.29%	0.20%	0.15% G	0.00%	0.64%I
JNL/Mellon Capital Pacific Rim 30	0.31%	0.20%	0.15% G	0.00%	0.66%I
JNL/Mellon Capital S&P 400 MidCap Index	0.25%	0.20%	0.12% F	0.00%	0.57%
JNL/Mellon Capital Small Cap Index	0.25%	0.20%	0.11% F	0.00%	0.56%
JNL/Mellon Capital International Index	0.25%	0.20%	0.17% G	0.00%	0.62%
JNL/Mellon Capital Bond Index	0.27%	0.20%	0.11% F	0.01%	0.59%
JNL/Mellon Capital Index 5	0.00%	0.00%	0.05% E	0.58%	0.63%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital 10 x 10	0.00%	0.00%	0.05% E	0.61%	0.66%
JNL/Neuberger Berman Strategic Income	0.58%	0.20%	0.16% G	0.05%	0.99%
JNL/PPM America Floating Rate Income	0.62%	0.20%	0.16% G	0.01%	0.99%
JNL/PPM America High Yield Bond	0.43%	0.20%	0.11% F	0.02%	0.76%
JNL/PPM America Total Return	0.49%	0.20%	0.10% F	0.01%	0.80%
JNL/PPM America Value Equity	0.55%	0.20%	0.11% F	0.00%	0.86%
JNL/Red Rocks Listed Private Equity	0.81%	0.20%	0.16% G	0.95%	2.12%
JNL/T. Rowe Price Established Growth	0.56%	0.20%	0.10% F	0.00%	0.86%
JNL/T. Rowe Price Mid-Cap Growth	0.70%	0.20%	0.10% F	0.00%	1.00%
JNL/T. Rowe Price Short-Term Bond	0.40%	0.20%	0.11% F	0.00%	0.71%
JNL/WMC Balanced	0.43%	0.20%	0.10% F	0.01%	0.74%
JNL/WMC Value	0.47%	0.20%	0.11% F	0.00%	0.78%
JNL/S&P Managed Conservative	0.10%	0.00%	0.05% E	0.89%	1.04%
JNL/S&P Managed Moderate	0.09%	0.00%	0.05% E	0.90%	1.04%
JNL/S&P Managed Moderate Growth	0.08%	0.00%	0.06% E	0.92%	1.06%
JNL/S&P Managed Growth	0.08%	0.00%	0.06% E	0.94%	1.08%
JNL/S&P Managed Aggressive Growth	0.09%	0.00%	0.06% E	0.95%	1.10%
JNL Disciplined Moderate	0.10%	0.00%	0.05% E	0.77%	0.92%
JNL Disciplined Moderate Growth	0.10%	0.00%	0.05% E	0.74%	0.89%
JNL Disciplined Growth	0.11%	0.00%	0.06% E	0.72%	0.89%
JNL/S&P Competitive Advantage	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Dividend Income & Growth	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Intrinsic Value	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Total Yield	0.36%	0.20%	0.11% F	0.00%	0.67%
JNL/S&P Mid 3	0.50%	0.20%	0.10% F	0.00%	0.80%
JNL/S&P 4	0.00%	0.00%	0.05% E	0.66%	0.71%
JNL Variable Fund LLC
JNL/Mellon Capital Nasdaq® 100	0.28%	0.20%	0.20% G	0.00%	0.68%
JNL/Mellon Capital S&P® 24	0.29%	0.20%	0.18% G	0.00%	0.67%
JNL/Mellon Capital JNL 5	0.27%	0.20%	0.17% G	0.00%	0.64%
JNL/Mellon Capital S&P® SMid 60	0.29%	0.20%	0.18% G	0.00%	0.67%
JNL/Mellon Capital Communications Sector	0.32%	0.20%	0.16% G	0.00%	0.68%
JNL/Mellon Capital Consumer Brands Sector	0.29%	0.20%	0.16% G	0.00%	0.65%
JNL/Mellon Capital Financial Sector	0.29%	0.20%	0.16% G	0.00%	0.65%
JNL/Mellon Capital Healthcare Sector	0.27%	0.20%	0.17% G	0.00%	0.64%
JNL/Mellon Capital Oil & Gas Sector	0.28%	0.20%	0.16% G	0.00%	0.64%
JNL/Mellon Capital Technology Sector	0.28%	0.20%	0.16% G	0.00%	0.64%
Jackson Variable Series Trust
JNL/DoubleLine® Total Return	0.48%	0.20%	0.17% G	0.01%	0.86% I
JNL/PIMCO Credit Income	0.40%	0.20%	0.18% G	0.00%	0.78% I

A	Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:
JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.40%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.57%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.69%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.73%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.07%; Total Annual Portfolio Operating Expenses: 0.79%.

B
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

E	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

F	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

G	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

I	Expense Information has been restated to reflect current fees.

J	JNAM will voluntarily waive 0.10% on the first $100 million of the Fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

K	JNAM will voluntarily waive 0.05% on the fund's assets greater than $750 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

L	JNAM will voluntarily waive 0.10% on the fund’s assets greater than $150 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

M
JNAM will voluntarily waive 0.05% on the first $50 million of the Fund’s assets and 0.02% on assets greater than $2 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

N	JNAM will voluntarily waive 0.01% on the fund's assets greater than $2 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

O	JNAM will voluntarily waive 0.02% on the fund's assets greater than $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

P	JNAM will voluntarily waive 0.05% on the first $50 million of the fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

Q	JNAM will voluntarily waive 0.05% on the first $500 million of the fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

R	JNAM will voluntarily waive 0.025% on the fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor Premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the Highest Anniversary Value Death Benefit, the most expensive Contract Enhancement Endorsement, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,807	$3,094	$4,034	$6,888

If you annuitize at the end of the applicable time period (no additional fees upon annuitization):

1 year*	3 years	5 years	10 years
$1,807	$2,594	$4,034	$6,888

* Please be aware that, although we show this cost for comparison purposes, you are not allowed to annuitize this Contract within 13 months of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$807	$2,344	$3,784	$6,888

The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information. Information about the values of Accumulation Units for a base Contract (with Administration Charge waiver and no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements can be found in Appendix I. Information about the values of all remaining Accumulation Units can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges, including any optional endorsement charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of Accumulation Units. Information about the Separate Account charges and charges for optional endorsements can be found in the “Periodic Expenses” tables above.

The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.

You may allocate your Contract Value to:

•	our Fixed Account, as may be made available by us, or as may be otherwise limited by us; or to

•	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make Premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact the Jackson of NY Service Center for help and more information.

The Contract is a flexible Premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England). Prudential plc is also the ultimate parent of PPM America, Inc. a sub-adviser for certain of the Funds; and Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

Jackson of NY is working to provide documentation electronically. When this program is available, Jackson of NY will, as permitted, forward documentation electronically. Please contact us at our Jackson of NY Service Center for more information.

THE FIXED ACCOUNT

Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of the Fixed Account options, and transfers into and out of the Fixed Account, may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Jackson of NY Service Center.

The following restrictions currently apply on Contracts with an optional Contract Enhancement endorsement. During the first eight Contract Years (six Contract Years for the 2% Contract Enhancement), the three, five and seven year Fixed Account Options are not available and transfers to any Fixed Account Option are not permitted (including under the Dollar Cost Averaging program). During the first seven Contract Years (five Contract Years for the 2% Contract Enhancement), Premiums may be allocated to the one year Fixed Account Option. However, any Premium allocated to the one year Fixed Account must be transferred out of the one year Fixed Account in a series of scheduled monthly transfers to your choice of Investment Divisions within either a 6 or 12 month period beginning on the date we received the Premium. Therefore, at the end of the 6 or 12 month period, all amounts in the one year Fixed Account will have been transferred out of the one year Fixed Account. See "Additional Information Concerning the One-Year Fixed Account Option" below for additional information on the transfer out provision. These restrictions may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

Each Fixed Account option credits interest to your Contract Value in the Fixed Account for a specified period that you select (currently, one, three, five or seven years), so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the specified period. You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option; and election of the one-year option will not extend the Income Date. Rather, commencing on the Income Date, we will cease to credit interest under any one-year Fixed Account Option that has not yet reached the end of its term.

Rates of Interest We Credit. Our procedures for determining the rates of interest we credit differ somewhat depending on when your Contract is issued, as discussed in 1 and 2 below.

1.
For Contracts issued on or after October 11, 2010. These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option. The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable nonforfeiture law. In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation. To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate. Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate. Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts. Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%. As noted above, these limits are prescribed by state nonforfeiture laws and set forth in the Contracts. This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula. Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month). If you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation. Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation. Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate. On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate. We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

2.
For Contracts issued before October 11, 2010. Under these Contracts, we credit a base interest rate that we declare at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation. No base interest rate will be less than the Contract’s Fixed Account minimum interest rate that applies at the time we establish that base interest rate. The Fixed Account minimum interest rate under these Contracts depends on the Issue Date of your Contract, as described below.

For Contracts issued before October 11, 2010, the guaranteed minimum interest rates are as follows: 2% for Contracts issued from April 6, 2009 through October 10, 2010, 3% for Contracts issued from January 1, 2006 through April 5, 2009, and 2.25% for Contracts issued before January 1, 2006. Subject to these minimum requirements, we may declare different base interest rates at different times.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Jackson of NY Service Center.

Interest Rate Adjustment. An Interest Rate Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Interest Rate Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. In order to determine whether there will be an Interest Rate Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are taking an amount as a withdrawal, transfer, or annuitization. As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate. The Interest Rate Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for purposes of calculating the amount of any Interest Rate Adjustment. The ‘current new business interest rate’ is .25% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option. If we are not then offering that duration, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

Generally, the Interest Rate Adjustment will (a) increase the amount withdrawn, transferred, or annuitized when the current new business rate is lower than the base interest rate being credited for the Fixed Account Option from which the amount is being taken and will (b) decrease the amount withdrawn, transferred, or annuitized when the current new business rate is higher than the base interest rate for the Fixed Account Option from which the amount is being taken. There will be no Interest Rate Adjustment if these rates are the same. Any adjustment resulting from the Interest Rate Adjustment is applied to the amount that is being withdrawn, transferred, or annuitized from the Fixed Account Option. However, an Interest Rate Adjustment will not otherwise affect the values under your Contract.

Moreover, even if the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Interest Rate Adjustment if the difference between the two is less than 0.25%. This limitation avoids decreases in the amount withdrawn, transferred, or annuitized in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional .25% that (as described above) is added when determining the current new business rate.

Also, there is no Interest Rate Adjustment on: amounts taken from the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal, transfer or annuitization from the Fixed Account Options be less than the Fixed Account minimal value. The Fixed Account minimum value at least equals the minimum value prescribed by the applicable nonforfeiture law. The Fixed Amount minimum value for any Fixed Account Option is the amount that would result from (1) accumulating the following amounts at the Fixed Account minimum interest rate: (a) any Premium payments (net of any associated Premium taxes plus any Contract Enhancements) or transfers that you allocate to that Fixed Account Option less (b) any withdrawals, transfers, or charges that are taken out of that Fixed Account Option; and (2) deducting any withdrawal charges, recapture charges, or charge for taxes due in connection with the withdrawal. In the case of a partial withdrawal or transfer from a Fixed Account Option, you will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Interest Rate Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account minimum value may affect an Interest Rate Adjustment on a partial withdrawal. If you allocated your initial Premium of $10,000 to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account minimum value would be $10,100. In this case, an Interest Rate Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the Fixed Account and the Fixed Account minimum value). For example, if you request an $8,000 withdrawal and it is subject to a $200 negative Interest Rate Adjustment, the withdrawal would be adjusted to $7,800. However, if it were subject to a negative $400 Interest Rate Adjustment, the $8,000 withdrawal still would only be adjusted to $7,800, so that it does not invade the Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the Fixed Account and Fixed Account minimum value, and no negative Interest Rate Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account minimum value.

End of Fixed Account Option Periods. Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Interest Rate Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. If such new Fixed Account Option would extend beyond the Income Date, we will use the longest Fixed Account Option that does not extend beyond the Income Date; or (if less than 1 year remains until the Income Date) we will credit interest at the current interest rate under the one-year Fixed Account Option up to the Income Date. If the specified period of the same duration that has ended is no longer available, we will use the next shorter period that is then available. If any Contract Enhancement is selected, allocations to the three-, five- and seven-year Fixed Account are prohibited until the end of the applicable recapture charge period. Your Contract contains a more complete description of the Fixed Account options, as supplemented by our administrative requirements relating to transfers.

Additional Information Concerning the One-Year Fixed Account Option. If you allocate Premiums to the one-year Fixed Account option, we may require that the amount in the one-year Fixed Account (including any Contract Enhancement) be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the Premium, so that at the end of the period, all amounts in the one-year Fixed Account will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract Year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate), as the applicable rate will be applied to a declining balance in the one-year Fixed Account.

Please also refer to “Transfers and Frequent Transfer Restrictions” later in this prospectus for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options. In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that, for Contracts issued on or after October 11, 2010, you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years. Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special interest rates on the DCA+ Fixed Account Option. The DCA+ Fixed Account Option is only available for new Premiums. DCA+ is not available to Contracts issued before July 14, 2008. We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 99 Investment Divisions and the Fixed Account Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust for more information.

JNL/American Funds® Balanced Allocation
JNL/American Funds Growth Allocation

JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital 10 x 10
JNL/Mellon Capital Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL Disciplined Moderate
JNL Disciplined Moderate Growth
JNL Disciplined Growth

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds. These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund. For more information about a Feeder Fund, you should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust.

Important information regarding the following closed Investment Divisions:
As of August 29, 2011 (“the Effective Date”), the Investment Divisions investing in the JNL Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Global Alpha Fund (the JNL/AQR Managed Futures Strategy Fund effective April 27, 2015); and JNL/Red Rocks Listed Private Equity Fund stopped accepting any additional allocations or transfers. Additionally, as of September 15, 2014 (“the Effective Date”), the JNL/Mellon Capital Communications Sector Investment Division stopped accepting any additional allocations or transfers. These Investment Divisions are collectively referred to as the “Divisions”. If as of the applicable Effective Date you had an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing, and it includes an allocation to any of the Divisions, you can continue to include the Divisions under the program based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue to include an allocation to the Division under the program. The Divisions are not available for any new or revised allocation instructions under any automatic program. If you have allocation instructions for future Premium payments on file with us that include an allocation to any of the Divisions, you must choose a replacement Investment Division. If you have not chosen a replacement Investment Division and make a subsequent Premium payment, all such allocations to any of the Divisions prior to our receipt of new allocation instructions from you will be allocated to the JNL/WMC Money Market Investment Division. Your representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Money Market Investment Division to any other available investment option. Amounts invested in any of the Divisions as of the applicable Effective Date will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of any of the Divisions in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of any of the Divisions, you will not be able to transfer back in.

The names of the Funds that are or were previously available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Blue Chip Income and Growth FundSM (“Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Bond FundSM (“Master Fund”). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Fund”). The Master Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth-Income FundSM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other securities that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM ( “Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund® ( “Master Fund”). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL Multi-Manager Small Cap Growth Fund
Jackson National Asset Management, LLC (and Granahan Investment Management, Inc., LMCG Investments, LLC, and RS Investment Management Co. LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a variety of small cap growth strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Century Capital Management, LLC, Chicago Equity Partners, LLC, Cooke & Bieler L.P., and Cortina Asset Management, LLC)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets in a variety of small cap value strategies managed by unaffiliated investment managers.

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust , and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust , and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 80% of its assets to traditional investment categories and approximately 20% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust , and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust , and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 65% of its assets to traditional investment categories and approximately 35% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust , and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust , and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 50% of its assets to traditional investment categories and approximately 50% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Alt 65 Fund (Please Note: The Investment Division investing in the JNL Alt 65 Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust , and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust , and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 35% of its assets to traditional investment categories and approximately 65% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL/American Funds® Balanced Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”). Not all Funds of AFIS are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 50%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-50% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”). Not all Funds of AFIS are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-30% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/AQR Managed Futures Strategy Fund (Please Note: The Investment Division investing in the JNL/AQR Managed Futures Strategy Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks positive absolute returns by investing primarily in a portfolio of futures contracts, futures-related instruments, and equity swaps. Equity swaps include, but are not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed-income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world. Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.5 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/BlackRock Natural Resources Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/Brookfield Global Infrastructure and MLP Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc.)
Seeks total return through growth of capital and current income by investing primarily in securities of publicly traded infrastructure companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in MLPs and publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange. MLPs may derive income and gains from the exploration, development, mining or production, process, refining, transportation, or marketing of any mineral or natural gas.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)
Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities. The Fund may also invest in debt securities of developing country (emerging market) issuers.

JNL/Causeway International Value Select Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC)
Seeks long-term growth of capital income by investing, under normal circumstances, in common stocks of companies located in developed countries outside the U.S. The Fund invests at least 80% of its assets in stocks of companies located in at least ten foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares.

JNL/Crescent High Income Fund
Jackson National Asset Management, LLC (and Crescent Capital Group, LP)
Seeks high current income by investing primarily in high yield fixed-income securities and bank loans that are rated below investment grade. The Fund considers investments to be below investment grade if they are rated BB+ or lower by Standard & Poor’s Ratings Services or Fitch, Inc. and/or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed to be below investment grade by the sub-adviser. Below investment grade fixed-income securities are commonly referred to as “junk bonds.”

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. The range by which the Fund’s percentage allocation to all securities as compared to the U.S. universe may be modified after considering other factors the sub-adviser determines to be appropriate.

JNL/FPA + DoubleLine ® Flexible Allocation Fund (formerly, JNL/Ivy Asset Strategy Fund)
Jackson National Asset Management, LLC (DoubleLine Capital LP, First Pacific Advisors, LLC and Ivy Investment Management Company)
Seeks to provide total return by allocating among a variety of alternative strategies managed by three unaffiliated sub-advisers. Each of the sub-advisers generally provides day-to-day management for a portion of the Fund’s assets.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class A shares of a diversified group of other Funds: JNL/Franklin Templeton Income Fund; JNL/Franklin Templeton Global Growth Fund; and, JNL/Franklin Templeton Mutual Shares Fund (“Underlying Funds”). The Fund allocates approximately 33 1/3% of its assets and cash flow among the Underlying Funds. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)
Seeks long-term capital growth by investing, under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest at least 80% of its assets in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund's assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of investments of smaller international companies, located outside of the U.S., including those of emerging or developing markets. The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index and All Country World exUS Small Cap Index. The Fund may, from time to time, have significant investments in a particular sector or country.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)
Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income. The Fund, under normal market conditions, invests primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of current income, with capital appreciation as a secondary objective. The Fund invests, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The sub-adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities, corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

JNL/Goldman Sachs Emerging Markets Debt Fund (Please Note: The Investment Division investing in the JNL/Goldman Sachs Emerging Markets Debt Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of total return consisting of income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its assets in (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency; and/or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Midcap® Value Index and Russell 2500 Value Index. The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities denominated in foreign currencies.

JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)
Seeks long-term capital appreciation by investing in a broad mix of equity securities and equity related and/or derivative instruments that aim to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index. In seeking to outperform its benchmark index, the S&P 500 Index, the Fund will hold long securities that the sub-adviser believes are more likely to outperform the index, and will take short positions in securities the sub-adviser believes will underperform the index.

JNL/Invesco China-India Fund (formerly, JNL/Eastspring Investments China-India Fund)
Jackson National Asset Management, LLC (and Invesco Hong Kong Limited)
Seeks long-term capital growth by investing normally 80% of its assets (net assets plus the amount of any borrowings for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)
Seeks high total return by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities. The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S. The Fund may also invest no more than 30% in emerging markets securities.

JNL/Invesco Mid Cap Value Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks total return through growth of capital by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund (Please Note: The Investment Division investing in the JNL/Lazard Emerging Markets Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Mellon Capital 10 x 10 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation and income by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital JNL 5 Fund;

➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	10% in the JNL/Mellon Capital Small Cap Index Fund;

➢	10% in the JNL/Mellon Capital International Index Fund; and

➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	20% in the JNL/Mellon Capital Small Cap Index Fund;

➢	20% in the JNL/Mellon Capital International Index Fund; and

➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Emerging Markets Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.

JNL/Mellon Capital European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P 500® Index. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P MidCap 400 Index. The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P SmallCap 600 Index and provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies. The Fund, under normal circumstances, invests at least 80% of its assets in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index. Under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities. The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Morgan Stanley Mid Cap Growth Fund
Jackson National Asset Management, LLC (and Morgan Stanley Investment Management Inc.)
Seeks long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of mid-capitalization companies, primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Fixed Income LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)
Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid-capitalization and large-capitalization companies.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its net assets in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products, money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds. Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in such derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments may be used for the purpose of satisfying the 80% minimum investment requirement.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments. Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in derivatives instruments that have economic characteristics similar to the fixed-income investments may be used for the purpose of satisfying the 80% minimum investment requirement. The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell Midcap Index (“Index”) under normal market conditions at the time of the initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of domestic companies. Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase. The market capitalization range of the Index will vary with market conditions over time. At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund (Please Note: The Investment Division investing in the JNL/Red Rocks Listed Private Equity Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)
Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a significant portion of their assets invested in or exposed to private companies or have as its stated intention to have a significant portion of its assets invested in or exposed to private companies (“Listed Private Equity Companies”), and (ii) derivatives or other instruments (such as exchange traded funds) that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital and increasing dividend income by investing generally in common stocks of large-capitalization companies. The sub-adviser seeks investments in companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Income is a secondary objective.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

JNL/WMC Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including: (i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; (ii) time deposits, certificates of deposit and bankers acceptances, issued by banks and other lending institutions; (iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); (iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and (v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, believed to have superior profitability, as measured by return on invested capital, and trade a relatively attractive valuations. In selecting companies, Standard & Poor’s Investment Advisory Services LLC looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC. The companies with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500, with approximately equal exposure to each sector.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC, companies that generate strong free cash flows and sell at relatively attractive valuations.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that generate positive cash flow and have a strong track record, as determined by the sub-adviser, of returning cash to investors, such as through dividends, share repurchases or debt retirement.

JNL/S&P Mid 3 Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in common stocks of companies that are identified by a model based on three separate investment strategies. Under normal circumstances, the Fund invests approximately 1/3 of its net assets in the following strategies:

➢	MID Competitive Advantage Strategy;

➢	MID Intrinsic Value Strategy; and

➢	MID Total Equity Yield Strategy.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;

➢	25% in JNL/S&P Dividend Income & Growth Fund;

➢	25% in JNL/S&P Intrinsic Value Fund; and

➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income, with capital growth as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed-income securities and 0%-30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income and capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed-income securities and 0%-10% to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Moderate Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Growth Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Variable Fund LLC

JNL/Mellon Capital Nasdaq ® 100 Fund (formerly, JNL/Mellon Capital Nasdaq ® 25 Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return by investing in the stocks of companies in the Nasdaq-100 Index ® that are expected to have a potential for capital appreciation. The Fund selects a portfolio of stocks of companies selected from stocks included in the Index. The Index includes 100 of the largest non-financial domestic and international securities listed on the Nasdaq Stock Market. The Index reflects companies across high-growth industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

JNL/Mellon Capital S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation by investing approximately equal amounts in the stocks of 24 companies that have the potential for capital appreciation, on a specific date each year.

JNL/Mellon Capital S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the stocks of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The sub-adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing in the stocks of companies that are identified by a model based on five different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;

➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;

➢	20% in the Global 15 Strategy, a dividend yielding strategy;

➢	20% in the 25 Strategy, a dividend yielding strategy; and

➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Communications Sector Fund (Please Note: The Investment Division investing in the JNL/Mellon Capital Communications Sector Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

JNL/Mellon Capital Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

Jackson Variable Series Trust

JNL/DoubleLine® Total Return Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in bonds.

JNL/PIMCO Credit Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the summary prospectuses for the Funds and/or the prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust carefully before investing. The summary prospectuses for the Funds are attached to this prospectus. The summary prospectuses for the Funds and prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 30313, Lansing, Michigan 48909-7813, or by visiting www.jackson.com. Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different underlying Fund or investment company for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased, except as also described. The Contract’s charges include a shorter duration withdrawal charge schedule and a higher mortality and expense risk charge compared to other of our variable annuity products.

We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the mortality and expense risk charge. On an annual basis, this charge equals 1.60% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts purchased before August 29, 2011, the mortality and expense risk charge is 1.50%. This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations and include:

•	to make income payments for the life of the Annuitant during the income phase;

•	to waive the withdrawal charge in the event of the Owner's death; and

•	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is deducted proportionally from your allocations to the Fixed Account and Investment Divisions. We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

For Contracts purchased on or after September 28, 2009, this charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

For Contracts purchased before September 28, 2009, this charge is waived on initial Premiums of $1 million or more but we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals during the first Contract Year cause the Contract Value to fall below $1 million.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•	Premiums that are no longer subject to a withdrawal charge (Premiums in your annuity for at least four years without being withdrawn), plus

•	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over remaining Premiums allocated to those accounts)

•
during each Contract Year 10% of Premium that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distribution will reduce the free withdrawal amount).

We will deduct a withdrawal charge on:

•	withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or

•	withdrawals under a tax-qualified Contract that exceeds its required minimum distribution (the entire withdrawal will be subject to the withdrawal charge), or

•
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or

•	total withdrawals.

The amount of the withdrawal charge deducted varies depending upon how many years prior to the withdrawal you made the Premium payment(s) you are withdrawing) according to the following schedule:

Withdrawal Charge (as a percentage of Premium payments):

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4+

Base Schedule	7%	6%	5%	4%	0%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium. If you make a full withdrawal, the withdrawal charge is based on Premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to investment in the Contract, as defined by the Internal Revenue Code (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any payments paid out as:

•	income payments during your Contract’s income phase (but the withdrawal charge is deducted on the Income Date if that date is within 13 months of the Issue Date);

•	death benefits;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge); or

•	a one-time benefit on withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts if you need extended hospital or nursing home care as provided in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson of NY or any of our affiliates.

Contract Enhancement Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Account by reducing credited rates by the applicable charge percentage, but not below the minimum guaranteed interest rate (assuming no withdrawals). (For more information about the Fixed

Account Options, please see “THE FIXED ACCOUNT” beginning on page 17.) The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

Contract Enhancement	2%	3%	4%

Charge (on an annual basis)	0.395%	0.42%	0.56%

Due to the Contract Enhancement charges listed above, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

Contract Enhancement Recapture Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select an optional Contract Enhancement and make a partial or total withdrawal from your Contract, including annuitization, in the first seven Contract Years after a Premium is received (five Contract Years for the 2% Contract Enhancement), you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your Premiums. The recapture charge is applied to withdrawals when:

•	the Contract is returned during the free look period;

•	withdrawals are in excess of the free withdrawal amount (the recapture charge is imposed only on the excess amount above the free withdrawal amount);

•	withdrawals exceed the required minimum distributions of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge);

•	there is a total withdrawal.

The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related Premium. The percentage amounts of the recapture charges are as follows (please see the examples in Appendix B showing how these recapture charges are applied to withdrawals:

Contract Enhancement Recapture Charge (as a percentage of the corresponding Premium payment withdrawn if an optional Contract Enhancement is selected)

2% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

3% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2%	2%	2%	1%	1%	0%
1-2	3%	2%	2%	2%	1%	1%	0%	0%
2-3	2%	2%	1.25%	1%	1%	0%	0%	0%
3-4	2%	2%	1%	1%	0%	0%	0%	0%
4-5	2%	1%	1%	0%	0%	0%	0%	0%
5-6	1%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

4% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2.50%	2.50%	2.50%	1.25%	1.25%	0%
1-2	3%	2.50%	2.50%	2.50%	1.25%	1.25%	0%	0%
2-3	2.50%	2.50%	2%	1.25%	1.25%	0%	0%	0%
3-4	2.50%	2.50%	1.25%	1.25%	0%	0%	0%	0%
4-5	2.50%	1.25%	1.25%	0%	0%	0%	0%	0%
5-6	1.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

For Contracts purchased before May 1, 2010
Contract Enhancement Recapture Charge (as a percentage of the corresponding first year Premium payment withdrawn if an optional Contract Enhancement is selected*)
Completed Years Since Receipt of Premium

	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Recapture Charge (2%Contract Enhancement)	2%	2%	1.25%	1.25%	0.5%	0	0	0
Recapture Charge (3%Contract Enhancement)	3%	3%	2%	2%	2%	1%	1%	0
Recapture Charge (4%Contract Enhancement)	3%	3%	2%	2%	2%	1%	1%	0
* For Contracts purchased before May 1, 2010, Premium payments received after the first Contract Year are not eligible for a Contract Enhancement and, therefore, those Premium payments are not subject to a recapture charge.

If you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding Premium reflected in the amount withdrawn. (Please see the examples in Appendix B). The amount recaptured will be taken from the Investment Divisions and the Fixed Account in the proportion their respective values bear to the Contract Value. The dollar amount recaptured from the corresponding Premium will never exceed the dollar amount of the Contract Enhancement added to the Contract with respect to that Premium payment.

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

•	death benefits;

•	income payments paid during the income phase (beginning on a date that is more than 13 months from the Issue Date);

•	withdrawals taken under the free withdrawal provision;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge); or

•	withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts if you need extended hospital or nursing home care as provided in your Contract.

During the applicable recapture charge period, you may neither allocate Premiums nor transfer Contract Value to the Fixed Account (for the specified periods of three, five and seven years).

FutureGuard Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for FutureGuard depends on the endorsement's availability and the frequency of deduction, as explained below.

For Contracts with this GMIB purchased on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

For Contracts with this GMIB purchased from March 7, 2005 through January 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account in the same proportions that the respective allocations bear to your Contract Value. Monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. The quarterly charge is waived with respect to the Fixed Account to the extent its deduction would result in a net interest rate of less than the Fixed Account minimum interest rate. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 247. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit. Also, this GMIB only applies to certain optional income payments.

FutureGuard 6 Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE: EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge is 0.075% of the GMIB Benefit Base each Contract Month (0.90% annually). We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 249. PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit. Also, this GMIB only applies to certain optional income payments.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 75. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Monthly	Monthly
0.75%	0.42%
You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 75. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up on or after May 1, 2010, you pay the charge, currently 0. 05% of the GWB each Contract Month (0.60% annually), subject to a maximum annual charge of 1.20%. If you selected the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up before May 1, 2010, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually), subject to a maximum annual charge of 0.81%. We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 78.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or upon election of a step-up – subject to the applicable maximum charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 78. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 83.

Annual Charge	Maximum	Current
For endorsements purchased on or after May 1, 2011	1.74%	0.87%
For endorsements purchased before May 1, 2011	1.47%	0.66%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

For GMWBs purchased prior to May 1, 2011, the following charge reductions may apply. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or, for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic) – subject to the maximum annual charge.

For GMWBs issued on or after May 1, 2011, we may also change the charge when there is a step-up on or after the second Contract Anniversary, subject to the maximum annual charge. In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable

GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (AutoGuard 5)” beginning on page 83. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 87.

Annual Charge	Maximum	Current
For endorsements purchased on or after May 1, 2011	2.04%	1.02%
For endorsements purchased before May 1, 2011	1.62%	0.87%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

For GMWBs purchased before May 1, 2011, the following charge reductions may apply. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic) – subject to the maximum annual charge.

For GMWBs issued on or after May 1, 2011, we may also change the charge when there is a step-up on or after the second Contract Anniversary, subject to the maximum annual charge. In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6)” beginning on page 87. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge. If you select the 5% GMWB Without Step-Up, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 91.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). Similarly, the charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0125% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month.

We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.51% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 91. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 94. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	0.87%	0.42%
50 – 54	0.87%	0.42%
55 – 59	1.20%	0.66%
60 – 64	1.32%	0.75%
65 – 69	1.47%	0.90%
70 – 74	0.87%	0.51%
75 – 80	0.60%	0.36%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 98. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 94. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 99. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	1.02%	0.57%
50 – 54	1.17%	0.72%
55 – 59	1.50%	0.96%
60 – 64	1.50%	0.96%
65 – 69	1.50%	0.96%
70 – 74	0.90%	0.57%
75 – 80	0.66%	0.42%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 103. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up “beginning on page 99. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 105. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	0.87%	0.42%
50 – 54	1.02%	0.57%
55 – 59	1.47%	0.87%
60 – 64	1.47%	0.87%
65 – 69	1.20%	0.66%
70 – 74	0.75%	0.36%
75 – 80	0.57%	0.30%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 109. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 105. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 111. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	1.02%	0.57%
50 – 54	1.02%	0.57%
55 – 59	1.35%	0.81%
60 – 64	1.47%	0.90%
65 – 69	1.62%	1.05%
70 – 74	1.02%	0.66%
75 – 80	0.75%	0.51%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 116. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 111. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 117. The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	1.11%	0.66%
50 – 54	1.26%	0.81%
55 – 59	1.71%	1.11%
60 – 64	1.71%	1.11%
65 – 69	1.47%	0.90%
70 – 74	1.02%	0.60%
75 – 80	0.81%	0.57%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 122. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 117. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 124.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.50% annually.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 130. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 124. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0975% of the GWB each Contract Month (1.17% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 131.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted),, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.71% annually.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 137. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 131. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 138. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 146. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 138. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom GMWB only. If you purchase the LifeGuard Freedom DB, additional charges apply for that benefit. Please see “Optional Death Benefit - LifeGuard Freedom DB Charge” on page 60 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 149. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 156. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 149. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 159. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50% annually. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 165. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 159. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom 6 GMWB only. If you purchase the LifeGuard Freedom 6 DB, additional charges apply for that benefit. Please see “Optional Death Benefit - LifeGuard Freedom 6 DB Charge” under “Contract Charges”, beginning on page 61 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 168. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.86% annually. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 175. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 168. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see table below. For more information about the GWB and the different GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 177.
GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum	Current
With Income Stream Level 1 GAWA% Table	1.74%	0.87%
With Income Stream Level 2 GAWA% Table	1.92%	0.96%
With Income Stream Level 3 GAWA% Table	2.10%	1.05%
With Income Stream Level 4 GAWA% Table	2.52%	1.26%
With Income Stream Level 5 GAWA% Table	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix H for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you elect this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix H for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued prior to October 11, 2010), again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 187. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 177. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 189.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum	Annual
With Income Stream Level 1 GAWA% Table	2.34%	1.17%
With Income Stream Level 2 GAWA% Table	2.70%	1.35%
With Income Stream Level 3 GAWA% Table	3.00%	1.62%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix H for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you elect this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix H for the maximum annual charges for the GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued prior to October 11, 2010), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 200. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 189. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 202. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum	Current
Ages 60 – 64	1.32%	0.90%
65 – 69	0.87%	0.60%
70 – 74	0.60%	0.51%
75 – 80	0.51%	0.42%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages 60 – 64	1.30%	0.90%
65 – 69	0.85%	0.60%
70 – 74	0.60%	0.50%
75 – 80	0.50%	0.40%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 206. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 202. Also see “Guaranteed Minimum Withdrawal

Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 208. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum	Current
Ages 50 – 54	0.87%	0.66%
55 – 59	0.66%	0.51%
60 – 64	0.51%	0.36%
65 – 69	0.36%	0.27%
70 – 74	0.30%	0.21%
75 – 80	0.21%	0.15%
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages 50 – 54	0.85%	0.65%
55 – 59	0.65%	0.50%
60 – 64	0.50%	0.35%
65 – 69	0.35%	0.25%
70 – 74	0.30%	0.20%
75 – 80	0.20%	0.15%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement even if the For Life Guarantee would become invalid through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 212. Please check with your representative to learn about the current level of the charge in your state, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 208. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex GMWB” beginning on page 216.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

LifeGuard Freedom Flex GMWB With Income Stream Level 1 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.20%	0.60%
6% Bonus and Annual Step-Up	1.44%	0.72%
7% Bonus and Annual Step-Up	1.74%	0.87%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 2 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.44%	0.72%
6% Bonus and Annual Step-Up	1.62%	0.81%
7% Bonus and Annual Step-Up	1.92%	0.96%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With GMWB With Income Stream Level 3 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.62%	0.81%
6% Bonus and Annual Step-Up	1.80%	0.90%
7% Bonus and Annual Step-Up	2.10%	1.05%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 4 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.04%	1.02%
6% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up	2.52%	1.26%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 5 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up	2.70%	1.35%
7% Bonus and Annual Step-Up	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix H for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are deducted from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. We deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix H for the maximum annual charges for the GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “LifeGuard Freedom Flex GMWB” beginning on page 225. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 216. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom Flex GMWB only. If you purchase the LifeGuard Freedom Flex DB, additional charges apply for that benefit. Please see “Optional Death Benefit - LifeGuard Freedom Flex DB Charge” under “Contract Charges”, beginning on page 61 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 227.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 1 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%	0.90%
6% Bonus and Annual Step-Up	2.04%	1.02%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 2 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.22%	1.11%
6% Bonus and Annual Step-Up	2.40%	1.20%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 3 GAWA% Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.70%	1.35%
6% Bonus and Annual Step-Up	2.94%	1.47%
Charge Basis	GWB
Charge Frequency	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix H for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are deducted from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. We deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix H for the maximum annual charges for the GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 236. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 227. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Charge Base (see table below).

Annual Charge	Maximum	Current
	2.22%	1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Monthly	Monthly

GMWB Charge Base. At election, the GMWB Charge Base is equal to the Guaranteed Withdrawal Balance (“GWB”). After each subsequent purchase payment, the GMWB Charge Base is increased by the amount of the purchase payment net of any applicable Premium taxes, subject to a maximum of $5,000,000. The GMWB Charge Base is not reduced for withdrawals unless a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable. In this case, the GMWB Charge Base is reduced for the Excess Withdrawal amount in the same proportion as the Contract Value is reduced by the Excess Withdrawal. The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

For more information about the GAWA and Stretch RMD, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) beginning on page 239.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMWB Charge Base. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or elections after issue (subject to availability) subject to the applicable maximum charge. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier of the date the endorsement terminates, or the date your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (‘MarketGuard Stretch GMWB’)” beginning on page 239. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Optional Death Benefit – Highest Anniversary Value Death Benefit Charge. There is no charge for the Contract's basic death benefit. However, if you select the Highest Anniversary Value Death Benefit, you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize. We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.40%.

Optional Death Benefit – LifeGuard Freedom DB Charge. PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT. There is no additional charge for the Contract's basic death benefit. However, if you select the LifeGuard Freedom DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit. For LifeGuard Freedom DB, you will pay 0.60% of the GMWB Death Benefit annually (0.05% each Contract Month). The charge for LifeGuard Freedom DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month at the rate of 0.96% annually. For more information about the GMWB Death Benefit, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 253. For more information about the charges for LifeGuard Freedom GMWB, please see page 50, and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 138.

We deduct the charge from the allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge. We stop deducting this charge on the date you annuitize.

Optional Death Benefit – LifeGuard Freedom 6 DB Charge. There is no additional charge for the Contract's basic death benefit. However, if you select the LifeGuard Freedom 6 DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB, you will pay two separate charges for the combined benefit. For LifeGuard Freedom 6 DB, you will pay 0.60% of the GMWB Death Benefit annually (0.05% each Contract Month). The charge for LifeGuard Freedom 6 DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom 6 GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month at the rate of 0.96% annually. For more information about the GMWB Death Benefit, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 255. For more information about the charges for LifeGuard Freedom 6 GMWB, please see page 51, and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 159.

We deduct the charge from your allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge. We stop deducting this charge on the date you annuitize.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Optional Death Benefit – LifeGuard Freedom Flex DB Charge. If you select the LifeGuard Freedom Flex DB optional death benefit, which was only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit. For LifeGuard Freedom Flex DB, you will pay 0.72% of the GMWB Death Benefit annually (0.06% each Contract Month). The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month at the rate of 0.96% annually. For more information about the GMWB Death Benefit, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 256. For more information about the charges for LifeGuard Freedom Flex GMWB, please see page 57, and for benefit information, including the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 216.

We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

PLEASE NOTE: EFFECTIVE JUNE 27, 2011, THE LIFEGUARD FREEDOM FLEX DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Other Expenses. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached summary prospectuses for the Funds. For more information, please see the “Total Annual Fund Operating Expenses” table beginning on page 12.

Premium Taxes. Your state charges Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Currently, the deduction would be 2% of a Premium payment, but we are not required to pay Premium taxes.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“Distributor”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. Distributor is a wholly owned subsidiary of Jackson (Jackson ® ), Jackson of NY's parent. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). Distributor is not a member of the Securities Investor Protection Corporation (“SIPC”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies (each a "Financial Institution," collectively "Financial Institutions"). No Financial Institution has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Financial Institutions are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

Commissions are paid to Financial Institutions that sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, trail commissions may also be paid. Commissions may also be paid on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. The Financial Institutions determine the amount of the commission that will be paid to their registered representatives. The amounts paid may vary based upon the practices of each Financial Institution. We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the Financial Institution waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.

Under certain circumstances, the Distributor and/or Jackson of NY or our affiliates may pay Financial Institutions bonuses, overrides, and marketing allowances, in addition to commissions. These payments and/or reimbursements, to are in recognition of marketing, distribution, and/or administrative support provided by the Financial Institution and may not be offered to all Financial Institutions. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Financial Institution. Such payments may influence Financial Institutions and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the FINRA rules of conduct. While such compensation may be significant, it will not result in any additional direct charge by us to you.

The two primary forms of such compensation paid by the Distributor and/or Jackson of NY or our affiliates are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement and sales volume. Overrides are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation and are intended to provide us with exposure to registered representatives so that we may educate them about product features and benefits. Marketing support payments generally allow us to, among other things, participate in sales conferences (for example, national, regional, and top producer meetings hosted by a Financial Institution). Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to FINRA rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.

The alphabetical listing below details the 20 Financial Institutions that received the largest amounts of overrides and/or marketing support payments in 2015 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of our variable insurance products. Payments to these firms ranged from approximately $750 thousand to approximately $24 million.

Cetera Advisor Networks, LLC
Commonwealth Financial Network
ING/Voya Financial Advisors, LLC
INVEST Financial Corporation*
Investment Centers of America, Inc.*
Lincoln Financial Advisors Corporation
LPL Financial Services
Merrill Lynch
MetLife Securities, Inc.
MML Investors Services, LLC
Morgan Stanley Smith Barney LLC
National Planning Corporation*
Raymond James & Associates, Inc.
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.*
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.

*Jackson affiliate.
Please see Appendix C for a complete list of Financial Institutions that received amounts of overrides and/or marketing support payments in 2015 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.

Compensation is also paid to employees of the Distributor and/or Jackson of NY or our affiliates who are responsible for providing services to Financial Institutions. These employees are generally referred to as "wholesalers" and may meet with Financial Institutions and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or optional benefits (if any) sold by the Financial Institutions the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

In addition to the Distributor, the following Financial Institutions are affiliated with Jackson and under common control within the same holding company structure:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation, and

•	Investment Centers of America, Inc.
The Distributor also has relationships with the sub-advisers to the various underlying Funds and their affiliates. The Distributor receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings hosted by the Distributor in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. Our affiliated Financial Institutions may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson of NY and its parent, Jackson. The compensation related to the Other Contracts consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by the Distributor and/or Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Financial Institution and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Financial Institution and registered representative. You may ask your registered representative about any variations and how he or she and his or her Financial Institution are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$10,000 (Qualified and Non-Qualified)

Minimum Additional Premiums:

•	$500 (Qualified and Non-Qualified)

•	$50 for an automatic payment plan

•	You can pay additional Premiums at any time during the accumulation phase unless a specific optional benefit or feature provides limitations.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any Premium payment. There is a $100 minimum balance requirement for each Fixed Account and Investment Division. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Maximum Premiums:

•	The maximum aggregate Premiums you may make without our prior approval is $1 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the death benefit, the GMWBs and any GMIB. The payment and timing of subsequent Premium payments may also affect the value of the Contract Enhancements. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Fixed Account and Investment Divisions. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Investment Division or Fixed Account is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions and Fixed Account Options at any one time.

We will issue your Contract and allocate your first Premium within two business days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money.

Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancements.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

You may elect one of our three optional Contract Enhancement endorsements. The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement or 4% Contract Enhancement endorsement. Contract Enhancement endorsements are available only at the time you purchase your Contract and to Owners 87 years old and younger. If elected, a Contract Enhancement endorsement cannot be canceled. You may not elect the 3% or 4% Contract Enhancement endorsements with the 20% Additional Free Withdrawal endorsement. In addition, if you elect any Contract Enhancement endorsement, you cannot select the Capital Protection Program.

If you elect a Contract Enhancement endorsement, the following Fixed Account restrictions currently apply. During the first eight Contract Years (six Contract Years for the 2% Contract Enhancement), the three, five and seven year Fixed Account Options are not available and transfers to any Fixed Account Option are not permitted (including under the Dollar Cost Averaging program). During the first seven Contract Years (five Contract Years for the 2% Contract Enhancement), Premiums may be allocated to the one year Fixed Account Option. However, any Premium allocated to the one year Fixed Account must be transferred out of the one year Fixed Account in a series of scheduled monthly transfers to your choice of Investment Divisions within either a 6 or 12 month period beginning on the date we received the Premium. Therefore, at the end of the 6 or 12 month period, all amounts in the one year Fixed Account will have been transferred out of the one year Fixed Account. (See "Fixed Account" on page 17.) These restrictions may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

If an optional Contract Enhancement endorsement is elected, then at the end of any Business Day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) when we receive a Premium payment, we will credit your Contract Value with a Contract Enhancement. The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon which Contract Enhancement you have selected and the Contract Year in which you make your payment. Therefore, the dollar amount of the actual Contract Enhancement credited to your Contract Value also varies, depending on the Contract Enhancement percentage applied and the amount of the Premium payment. The Contract Enhancement percentage applied to a Premium payment is generally a declining and lesser percentage for Premium payments received after the first Contract Year (see the schedules below).

In addition, since total expenses for a Contract with a Contract Enhancement are higher than those for a Contract without a Contract Enhancement, it is possible that upon surrender you will receive less money back than you would have if you had not elected a Contract Enhancement. This is discussed further on page 65.

2% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5+
Contract Enhancement Percentage of the Premium Payment	2.00%	2.00%	1.25%	1.25%	0.50%	0%

3% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	3.00%	3.00%	2.25%	2.00%	2.00%	1.00%	1.00%	0%

4% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	4.00%	4.00%	3.00%	2.50%	2.50%	1.25%	1.25%	0%

For Contracts issued before May 1, 2010, we will credit your Contract Value with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have elected, but will not credit any Contract Enhancements to Premium payments received after the first Contract Year.

There is a charge, for the optional Contract Enhancement endorsements that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement endorsement you elect. For more information about the charges for these endorsements, please see “Contract Enhancement Charge” on page 38.

We will impose a Contract Enhancement recapture charge if you:

•
make a total withdrawal within the recapture charge schedule or a partial withdrawal within the recapture charge schedule in excess of the free withdrawals permitted by your Contract (the recapture charge is imposed only on the excess amount above the free withdrawal amount),

•
make a partial withdrawal within the recapture charge schedule in excess of the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge), or

•	return your Contract during the Free Look period. (If you return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

The Recapture Charge schedule(s) can be found beginning on page 39 of this prospectus. The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the recapture charge is imposed based on the Completed Years since the receipt of the related Premium. (See the examples in Appendix B showing how these recapture charges are applied to withdrawals.)

We will not impose the Contract Enhancement recapture charge on any amounts paid out as:

•	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your remaining Premium in these Options);

•	death benefits;

•	income payments paid during the income phase;

•	withdrawals taken under your Contract's free withdrawal provisions;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge); or

•
withdrawals of up to $250,000 from the Separate Account or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract (see "Waiver of Withdrawal and Recapture Charges for Extended Care" on page 72 for more information).

For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining Premium, based on the completed years (12 months) since the receipt of Premiums. (See example 2 in Appendix B for an illustration.) We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work. In certain situations, both a recapture charge and a withdrawal charge will be charged on your withdrawal amount (see examples 1 and 2 in Appendix B).

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

As referenced above, there is a charge for the optional Contract Enhancement endorsements. This Contract Enhancement charge is based on the average daily net asset value of your allocations to the Investment Divisions and is deducted from the total value of the Separate Account. In addition, for the Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, you will incur charges on the entire amounts included in your Contract, which includes Premium payments made in the first seven (five for the 2% Contract Enhancement) years, the Contract Enhancement and the earnings, if any, on such amounts for the first seven (five for the 2% Contract Enhancement) Contract Years. As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract Enhancement. Jackson of NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

For Contracts issued before May 1, 2010, if you elect the Contract Enhancement and then make more than relatively small Premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their Premium payments in the first Contract Year.

For all contracts, charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement). Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make Premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract values may also be higher if you pay additional Premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

•	death benefits computed on the basis of Contract Value;

•	withdrawals taken under the free withdrawal provision;

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

•	withdrawals under our extended care benefit. For more information, please see “Waiver of Withdrawal and Recapture Charges for Extended Care” beginning on page 72

You currently may not elect any Contract Enhancement endorsement with the Capital Protection Program.

In electing a Contract Enhancement, you may neither allocate Premiums nor transfer Contract Value to the Fixed Account (for the specified periods of three, five and seven years) during the applicable recapture charge period.

Capital Protection Program. If you select our Capital Protection program at issue, we will allocate enough of your Premium to the Fixed Account you select to assure that the amount so allocated will equal at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original Premium. This program is available only if Fixed Account options are available. There is no charge for the Capital Protection Program. You should consult your Jackson of NY representative with respect to the current availability of 3, 5, 7 year Fixed Accounts and the availability of the Capital Protection Program.

Currently, the Capital Protection Program is not available if you elect a Contract Enhancement endorsement.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson of NY receives a Premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson of NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all of your Premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guaranteed period.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Purchase Payment and all required information in Good Order will be used for initial pricing of your Contract values. However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Purchase Payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency. Please check with your financial representative to determine if his/her broker-dealer has an agreement with us that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Interest Rate Adjustment.

You can make 15 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Interest Rate Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. There may be periods when we do not offer any Fixed Account. We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account, as permitted by applicable law. Currently, for Contracts with an optional Contract Enhancement, transfers are not permitted to a Fixed Account

Option during the first eight Contract Years (six Contract Years for the 2% Contract Enhancement). This restriction may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

In addition, Contracts issued on or after October 11, 2010 also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option. Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1. During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

•
Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;

•	Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract year:

i.	1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or

ii.	1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or

•
Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2. We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3. We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4. We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries. The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you. Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 15 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed. In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO. In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions. Accordingly, if your Contract is issued on or after October 11, 2010, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

Under Contracts issued on or after October 10, 2010, we also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. Please contact our Jackson of NY Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet web-site, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Jackson of NY Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our web-site, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Jackson of NY Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephone or electronic transfer requests made on the same day by calling the Jackson of NY Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephonic or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal;

•	by electing the Systematic Withdrawal Program;

•	by electing a Guaranteed Minimum Withdrawal Benefit; or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining Premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charges, charges due under any optional endorsement and all applicable recapture and withdrawal charges, adjusted for any applicable Interest Rate Adjustment. For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 37. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Investment Division or Fixed Account from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Fixed Account and Investment Divisions based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Investment Division or Fixed Account from which the withdrawal was taken or such greater amount if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after the withdrawal. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Jackson of NY Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 259.

Waiver of Withdrawal and Recapture Charges for Extended Care. We will waive the withdrawal charges and recapture charges (but not any Interest Rate Adjustment) that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit, on amounts of up to $250,000 from the Investment Divisions and Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued. You may exercise this benefit once under your Contract.

Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and step-up and Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and step-up without the Joint Option and For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

•
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 227, and the “Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” subsection beginning on 189.)

•
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

Additionally, the timing and amounts of withdrawals under a GMWB have a significant impact on the amount and duration of benefits. The cumulative cost of a GMWB also is greater the longer the duration of ownership. The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as a For Life Guarantee (59 1/2) and a GWB adjustment (70)) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that a GMWB might provide.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is generally the date on which the Owner attains age 95 under a Non-Qualified Contract (age 90, unless otherwise approved by the Company, if your Contract was issued before April 6, 2009), or such earlier date as required by the applicable qualified plan, law or regulation. (For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 245.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson of NY representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see “Extension of Latest Income Date” beginning on page 261 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

Please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate. Please see “Election” and “Withdrawals” under each GMWB for more information about the GWB and GAWA. Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

Required Minimum Distributions under Certain Tax Qualified Plans (“RMDs”). The following RMD NOTES contain important information about withdrawals of RMDs from a Contract with a GMWB. However, for the MarketGuard Stretch GMWB, please refer to the Stretch RMD Notes on page 242. For certain tax-qualified Contracts, GMWBs allow withdrawals greater than the Guaranteed

Annual Withdrawal Amount (GAWA) to meet a Contract’s RMD without compromising the guarantees. The RMD NOTES describe conditions, limitations and special situations related to withdrawals involving a RMD.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of your GMWB. For information regarding the RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with a GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The RMDs for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1946, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2016 RMD) until March 30, 2017, he may still take the 2017 RMD before the next Contract Year begins, June 30, 2017 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2017 RMD) after June 30, 2017, he should wait until the next Contract Year begins (that is after June 30, 2018) to take his third RMD (the 2018 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts in varying circumstances and with specific factual assumption, are at the end of the prospectus in Appendix D and in Appendix F under section “II. MarketGuard Stretch”, specifically examples 4, 5, and 7, and in Appendix E and in Appendix F under section “I. LifeGuard Freedom 6 Net”, specifically examples 6, 7, and 9.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that a particular GMWB ultimately suits your needs relative to your RMD.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”). The following description is supplemented by some examples in Appendix D that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may limit availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net Premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within the 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total Premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the net Premium payment. Also, the GAWA will increase by 7% of the net Premium payment or 7% of the increase in the GWB, if the maximum GWB is hit. We require prior approval for a subsequent Premium payment, however, that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal; or

•	7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's RMDs under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74, for more information. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	•	7% of the new GWB; Or
	•	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

•	For Contracts to which the 7% GMWB was added before January 17, 2006, step-ups are only allowed on or during the 30-day period following a Contract Anniversary.

A step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB feature to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to “step-up” on the continuation date. If the Contract is continued under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 258), the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date. Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of a 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the step-ups.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

•	The Owner's (or any joint Owner's) death;

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date; (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary); and once added cannot be canceled. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior the Contract Anniversary. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you instead added this GMWB to your Contract post issue on a Contract Anniversary, the GWB was calculated based on Contract Value, which included any previously applied Contract

Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. Once the GAWA percentage is determined, it will not change. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 264).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. For GMWBs issued before May 1, 2010, the GAWA is reset to equal the GWB, if the GWB is less than the GAWA after any withdrawal. For GMWBs issued on or after May 1, 2010, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA at the end of a Contract Year. The tables below clarify what happens in each instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on 73, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
For GMWBs issued before May 1, 2010, the GAWA is recalculated, equaling the lesser of:
	•	The GAWA before the withdrawal; Or
	•	The GWB after the withdrawal.
For GMWBs issued on or after May 1, 2010, the GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after May 1, 2010 –
The GWB is recalculated, equaling the greater of:
•
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

•	Zero.
The GAWA is recalculated, equaling:
•	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before May 1, 2010 –	The GWB is recalculated, equaling the lesser of:
	•	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	•	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	•	The GAWA before the withdrawal; Or
	•	The GWB after the withdrawal; Or
	•	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	•	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	•	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). (See Examples 6 and 7 in Appendix D.)

Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	•	The GAWA percentage multiplied by the new GWB, Or
	•	The GAWA prior to step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA is recalculated, equaling the lesser of:
	•	The GAWA before the payment; Or
	•	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner.
If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to step-up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 258), the value applicable upon step-up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent step-up must follow the step-up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date). Upon spousal continuation of a Contract without the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, if the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up is available at the time, the spouse may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The first date both the GWB and the Contract Value equals zero; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

This is a Guaranteed Minimum Withdrawal Benefit, which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. This GMWB is available to add to a Contract on the Contract’s Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary). This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement will be used as the basis for determining the GWB. For GMWBs issued before May 1, 2011, the GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. For GMWBs issued before May 1, 2011, the GAWA is reset to equal the GWB if the GWB is less than the GAWA after any withdrawal. For GMWBs issued on or after May 1, 2011, both at the time of an excess Withdrawal (see below) and at the end of a Contract Year, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA.

Withdrawal charges, asset allocation fees, Contract Enhancement recapture charges, Interest Rate Adjustments, and other charges and adjustments as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement. Also, the GAWA will increase by either (a) 5% of the sum of i) the subsequent Premium payment less any applicable taxes, plus ii) (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, or (b) 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 73, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is recalculated as follows:

1.	For GMWBs issued before May 1, 2011, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•the GWB after the partial withdrawal.

2.	For GMWBs issued on or after May 1, 2011, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal; or

•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, asset allocation fees, recapture charges, Interest Rate Adjustments and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, partial 1035 exchanges and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up for GMWBs issued on or after May 1, 2011. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (“step-up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary. If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary. If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary. Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Step-up for GMWBs issued before May 1, 2011. On each of the first 12 Contract Anniversaries from the effective date of the GMWB, the GWB will automatically reset to the greater of the Contract Value or the GWB before step-up, and the GAWA becomes the greater of 5% of the new GWB or the GAWA before step-up. On or after the 13th Contract Anniversary from the effective date of the GMWB, you may elect to step-up the GWB to the Contract Value. This election may be made at any time upon your written request, so long as there is at least one year between step-ups. Upon election of a step-up, the GMWB charge may be increased, subject to the maximum annual charge. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when the Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on an annual basis, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero. Subject to the Company’s approval, you may elect to receive payments more frequently than annually.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. For GMWBs issued before May 1, 2011, upon your death as the Owner, your Beneficiary will receive the scheduled payments until the GWB is reduced to zero. For GMWBs issued on or after May 1, 2011, upon your death as Owner, or death of a joint Owner, all payments cease. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available. For GMWBs issued on or after May 1, 2011, this income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 245.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit, which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. This GMWB is available to add to a Contract on the Contract’s Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary). This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, will be used as the basis for determining the GWB. For GMWBs issued before May 1, 2011, the GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. For GMWBs issued before May 1, 2011, the GAWA is reset to equal the GWB if the GWB is less than the GAWA after any withdrawal. For GMWBs issued on or after May 1, 2011, both at the time of an excess Withdrawal (see below) and at the end of a Contract Year, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA.

Withdrawal charges, asset allocation fees, Contract Enhancement recapture charges, Interest Rate Adjustments, and other charges and adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement. Also, the GAWA will increase by either (a) 6% of the sum of i) the subsequent Premium payment less any applicable taxes plus ii) (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, or (b) 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 73, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is recalculated as follows:

1.	For GMWBs issued before May 1, 2011, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

2.	For GMWBs issued on or after May 1, 2011, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal or the RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal, or

•	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, asset allocation fees, recapture charges, Interest Rate Adjustments and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, partial 1035 exchanges, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up for GMWBs issued on or after May 1, 2011. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (“step-up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary. If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary. If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary. Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing Step-Ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Step-up for GMWBs issued before May 1, 2011. On each of the first 12 Contract Anniversaries from the effective date of the GMWB, the GWB will automatically reset to the greater of the Contract Value or the GWB before step-up, and the GAWA becomes the greater of 6% of the new GWB or the GAWA before step-up. On or after the 13th Contract Anniversary from the effective date of the GMWB, you may elect to step-up the GWB to the Contract Value. This election may be made at any time upon your written request, so long as there is at least one year between step-ups. Upon election of a step-up, the GMWB charge may be increased, subject to the maximum annual charge. In addition, the GWB can never be more than $5 million with a step-up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when the Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. For GMWBs issued before May 1, 2011, upon your death as the Owner, your Beneficiary will receive the scheduled payments until the GWB is reduced to zero. For GMWBs issued on or after May 1, 2011, upon your death as Owner, or the death of a joint Owner, all payments cease. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available. For GMWBs issued on or after May 1, 2011, this income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 245.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”). The following description is supplemented by some examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB Without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB Without Step-Up cannot be canceled. If you select the 5% GMWB Without Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB Without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB Without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.

If you withdraw more than 5%, the guaranteed amount available may be less than the total Premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the net Premium payment. Also, the GAWA will increase by 5% of the net Premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment, however, that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal; or

•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description.

Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74, for more information.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB Without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up. The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the step-ups and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA:
	•	Is unchanged while the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The

GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	•	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	•	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	•	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	•	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	•	5% of the Premium net of any applicable Premium taxes; Or
	•	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	•	5% of the new GWB; Or
	•	The GAWA before the step-up.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA:
	•	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	Step-ups will continue automatically or as permitted; otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the step-ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday). If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract prior to December 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

•
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74 , for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA:
	•	Is unchanged while the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
•
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

•	Zero.
The GAWA is recalculated as follows:
•	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
•
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
•	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
•	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
•	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
•	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	•	5% of the Premium net of any applicable Premium taxes; Or
	•	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	•	5% of the new GWB; Or
	•	The GAWA before the step-up.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA:
	•	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	Step-ups will continue automatically or as permitted; otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

•	When this GMWB is added to the Contract, the Bonus Base equals the GWB.

•
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
•	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
•	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
•	The tenth Contract Anniversary after the effective date of the endorsement;
•	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
•	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

•	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) of the Bonus Base.
•	The GAWA is then recalculated, equaling the greatest of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the step-ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

•
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract

Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA:
	•	Is unchanged while the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	•	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	•	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	•	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	•	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	•	5% of the Premium net of any applicable Premium taxes; Or
	•	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	•	5% of the new GWB; Or
	•	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA:
	•	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦
The Beneficiary is also allowed a step-up. The step-up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
•	When this GMWB is added to the Contract, the Bonus Base equals the GWB.

•
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
•	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
•	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
•	The tenth Contract Anniversary after the effective date of the endorsement;
•	The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or
•	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

•	The GWB is recalculated, increasing by 5% of the Bonus Base.
•	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the step-ups and example 10 for the For Life Guarantee.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA:
	•	Is unchanged while the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	•	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	•	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	•	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	•	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	•	5% of the Premium net of any applicable Premium taxes; Or
	•	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	•	5% of the new GWB; Or
	•	The GAWA before the step-up.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 111 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA:
	•	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

◦	If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦	Step-ups will continue automatically or as permitted in accordance with the above rules for step-ups.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.

•
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

•
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the step-ups, example 8 for the bonus and examples 9 and 10 for the For Life Guarantees.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 73, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA:
	•	Is unchanged while the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	•	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	•	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	•	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	•	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	•	5% of the Premium net of any applicable Premium taxes; Or
	•	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	•	5% of the new GWB; Or
	•	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or upon the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 117 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA:
	•	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

◦	If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦	The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise, the above rules for step-up apply.

◦	Bonuses will continue to apply according to the rules below for Bonuses.

◦	Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.

•
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

•
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
•	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
•
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
•	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
•	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
•	The tenth Contract Anniversary after the effective date of the endorsement;
•	The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or
•	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

•	The GWB is recalculated, increasing by 5% of the Bonus Base.
•	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the step-ups.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Special Considerations” on page 74, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA:
	•	Is unchanged while the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
•
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

•	Zero.
The GAWA is recalculated as follows:
•	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
•
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
•	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
•	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
•	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
•	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	•	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	•	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Base (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	•	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	•	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	•	The GAWA percentage multiplied by the new GWB, Or
	•	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups. The GWB can never be more than $5 million with a step-up. However, automatic step-ups still occur and elected step-ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA:
	•	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	Step-ups will continue automatically or as permitted; otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦	The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the

GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups and example 10 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in

Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 73, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA:
	•	Is unchanged while the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
•
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

•	Zero.
The GAWA is recalculated as follows:
•	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
•
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
•	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
•	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
•	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
•	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	•	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	•	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Base (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	•	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	•	The GAWA percentage multiplied by the new GWB, Or
	•	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups. The GWB can never be more than $5 million with a step-up. However, automatic step-ups still occur and elected step-ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 131 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA:
	•	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

◦	If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦	Step-ups will continue automatically or as permitted in accordance with the above rules for step-ups.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63. If the Owner (or oldest Owner) was 63 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA:
	•	Is unchanged while the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
•
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	•	Zero.
The GAWA is recalculated as follows:
	•	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
•
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	•	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	•	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	•	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	•	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	•	The GAWA percentage multiplied by the new GWB, Or
	•	The GAWA prior to step-up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	•	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	•	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
•
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	•	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA:
	•	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
•	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
•
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
•	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
•	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

•	The GWB is recalculated, increasing by 7% of the Bonus Base.
•	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

•	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
•	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
•	The tenth Contract Anniversary after the effective date of the endorsement;
•	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
•	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect; .

If this GMWB is added to your Contract on or after January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62. If the youngest Covered Life was 62 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

If this GMWB was added to your Contract before October 6, 2008, the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA:
	•	Is unchanged while the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
•
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	•	Zero.
The GAWA is recalculated as follows:
	•	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
•
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

•    The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

•    The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	•	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	•	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	•	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	•	The GAWA percentage multiplied by the new GWB, Or
	•	The GAWA prior to step-up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	•	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	•	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
•
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	•	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 149 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA:
	•	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5% of the Bonus Base (defined below)(7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% of the Bonus Base (7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract), which is an amount that may vary after this GMWB is added to the Contract, as described immediately below. (If this GMWB was added to the Contract before October 6, 2008, the bonus equals 7% of the Bonus Base for all ages.)

•	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
•
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
•	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
•	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

•
The GWB is recalculated, increasing by 5% (7% if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) of the Bonus Base. (If this GMWB was added to the Contract before October 6, 2008, the GWB increases by 7% for all ages.)

•	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

•	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base step-up, if later; or

•	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
•	The tenth Contract Anniversary after the effective date of the endorsement;
•	The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
•	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups and example 11 for the guaranteed withdrawal balance adjustment. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
•
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	•	Zero.
The GAWA is recalculated as follows:
	•	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday,

Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	•	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	•	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”).

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed. Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	•	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	•	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	•	The GAWA percentage multiplied by the new GWB, Or
	•	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
•	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
•
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
•	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
•	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

•	The GWB is recalculated, increasing by 6% of the Bonus Base.
•	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

•	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
•	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
•
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	•	Zero.
The GAWA is recalculated as follows:
	•	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

•	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	•	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	•	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”).

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	•	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	•	The GAWA percentage multiplied by the new GWB, Or
	•	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 168 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the original Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

•
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 73 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
•	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
•
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
•	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
•	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

•	The GWB is recalculated, increasing by 6% of the Bonus Base.
•	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

•	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
•	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2009. At that time, the bonus period is scheduled to expire on December 1, 2019 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2012), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2022. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2024 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2024, and would be scheduled to expire on December 1, 2034. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below. This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix F. The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below. Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any. Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 35 to 80 years old (45 to 80 years old if this GMWB is issued before October 11, 2010) (proof of age is required); may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary); and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant. However, we do not allow these Ownership changes if they are a taxable event under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. We do not allow any other changes of Owner. An Owner should seek the advice of tax counsel before considering an ownership change. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before April 29, 2013) any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –
The GWB equals Contract Value, minus (for endorsements issued before October 11, 2010 or on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

For endorsements issued before October 11, 2010 or on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued on or after October 11, 2010 and before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix F under section “I. LifeGuard Freedom 6 Net”.) Recapture charges are imposed on withdrawals under this GMWB as explained under "More on Withdrawals" on page 183.

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 264).

2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 36. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (Example 14 in Appendix F under section “I. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB's guaranteed values). In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74, for more information.)

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –
The GWB is recalculated, equaling the greater of:
•	The GWB before the withdrawal less the withdrawal; Or
•	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix F under section “I. LifeGuard Freedom 6 Net”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the

Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings- Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
•
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	•	Zero.
The GAWA is recalculated as follows:
	•	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current withdrawal, or

•
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works: As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective. An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal. A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined. The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors. Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time. At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows: The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3. The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example: For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any. At the time of your withdrawal request, also assume that:

• You are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of $100,000. Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000

- $0 = $5,000). As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000). The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333). The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800). Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero. Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0). Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal. In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix F under section “I. LifeGuard Freedom 6 Net”.

More on Withdrawals: Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday (71st birthday for endorsements issued on or after October 11, 2010 and before April 29, 2013),

Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued on or after October 11, 2010 and before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix F under section “I. LifeGuard Freedom 6 Net”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix F under section “I. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix F under section “I. LifeGuard Freedom 6 Net” for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –
The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before April 29, 2013) any Contract Enhancement.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
•
For endorsements issued on or after April 29, 2013 or before October 11, 2010, the GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; For endorsements issued on or after October 11, 2010 and before April 29, 2013, the GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement; Or

	•	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix F under section “I. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix F under section “I. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before April 29, 2013) any Contract Enhancement, if elected at issue, or Contract Value, less (for endorsements issued on or after April 29, 2013 or before October 11, 2010) any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected). Also assume that, when the Owner is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before April 29, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	•	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	•	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	•	The GAWA percentage multiplied by the new GWB, Or
	•	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary, (fifth Contract Anniversary if this endorsement was issued before October 11, 2010) following the effective date of this GMWB, the GMWB charge may be increased, subject to the applicable maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value and no death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the

Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix F, particularly example 10 under section “I. LifeGuard Freedom 6 Net’. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
•	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
•
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
•
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before April 29, 2013) any Contract Enhancement.

•	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

•	The GWB is recalculated, increasing by 6% of the Bonus Base.
•	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

•	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
•	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2016. At that time, the bonus period is scheduled to expire on December 1, 2026 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2019), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2029. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2031 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2031, and would be scheduled to expire on December 1, 2041. (Please also see Examples 8 and 9 in Appendix F under section “I. LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options, subject to the conditions described below. This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner's spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix F. The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below. Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants. In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. An Owner should seek the advice of tax counsel before considering an ownership change.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon spousal continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under qualified custodial account contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any. Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 35 to 80 years old (45 to 80 years old if this GMWB is issued before October 11, 2010) (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary) and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

Availability of this GMWB may be subject to further limitation.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –
The GWB equals Contract Value, minus (for endorsements issued before October 11, 2010 or on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

For endorsements issued before October 11, 2010 or on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued on or after October 11, 2010 and before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix F under section I. LifeGuard Freedom 6 Net.”) Recapture charges are imposed on withdrawals under this GMWB as explained under "More on Withdrawals" on page 196.

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 264).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 36. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (Example 14 in Appendix F under section “I. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB's guaranteed values). In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74, for more information.)

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –
The GWB is recalculated, equaling the greater of:
•	The GWB before the withdrawal less the withdrawal; Or
•	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix F under section “I. LifeGuard Freedom 6 Net”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
•
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	•	Zero.
The GAWA is recalculated as follows:
	•	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current withdrawal, or

•
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works: As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective. An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal. A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined. The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors. Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time. At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows: The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3. The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example: For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any. At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of $100,000. Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000). As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000). The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333). The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800). Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero. Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0). Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal. In addition, since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix F under section “I. LifeGuard Freedom 6 Net”.

More on Withdrawals: Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•
The Contract Anniversary on or immediately following the youngest Covered Life's 71st birthday (82nd birthday for endorsements issued on or after October 11, 2010 and before September 16, 2013, and 76th birthday if this GMWB is issued before October 11, 2010), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued on or after October 11, 2010 and before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix F under section “I. LifeGuard Freedom 6 Net”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix F under section “I. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix F under section “I. LifeGuard Freedom 6 Net” for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –
The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before September 16, 2013) any Contract Enhancement.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
•
For endorsements issued before October 11, 2010 or on or after September 16, 2013, the GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; For endorsements issued on or after October 11, 2010 and before September 16, 2013, the GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement; Or

	•	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix F under section “I. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix F under section “I. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before September 16, 2013) any Contract Enhancement, if elected at issue, or Contract Value, less (for endorsements issued before October 11, 2010 or on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected). Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before September 16, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	•	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	•	The GAWA percentage multiplied by the new GWB, Or
	•	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. Please see the information beginning on page 189 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value and no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix F, particularly example 10 under section “I. LifeGuard Freedom 6 Net”. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
•	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
•
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
•
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued on or after October 11, 2010 and before September 16, 2013) any Contract Enhancement.

•	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

•	The GWB is recalculated, increasing by 6% of the Bonus Base.
•	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

•	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
•	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2016. At that time, the bonus period is scheduled to expire on December 1, 2026 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2019), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2029. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2031 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2031, and would be scheduled to expire on December 1, 2041. (Please also see Examples 8 and 9 in Appendix F under section “I. LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”). The examples in Appendix D supplement the description of this GMWB.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

◦
For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below). Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD requirement for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA:
	•	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	•	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	•	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	•	The GAWA before the withdrawal;
	•	The GWB after the withdrawal; Or
	•	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA), one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	•	5% of the Premium net of any applicable Premium taxes; Or
	•	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	•	5% of the new GWB; Or
	•	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract.

•	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary.

•	For Contracts to which this GMWB was added before January 17, 2006, step-ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA:
	•	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦
The spousal Beneficiary is also allowed a step-up. The step-up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of any joint Owner, unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee);

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
•	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
•
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
•	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
•	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
•	The tenth Contract Anniversary after the effective date of the endorsement;
•	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
•	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

•	The GWB is recalculated, increasing by 5% of the Bonus Base.
•	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”). The examples in Appendix D supplement the description of this GMWB in varying circumstances and with specific factual assumptions.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

◦
For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below). Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 4% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA equals 4% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA:
	•	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the GAWA in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA –	The GWB is recalculated, equaling the lesser of:
	•	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	•	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	•	The GAWA before the withdrawal;
	•	The GWB after the withdrawal; Or
	•	4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	•	4% of the Premium net of any applicable Premium taxes; Or
	•	4% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). Upon election of a step-up, the GMWB charge may be increased subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	•	4% of the new GWB; Or
	•	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract.

•	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary.

•	For Contracts to which this GMWB was added before January 17, 2006, step-ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA:
	•	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	•	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦
The spousal Beneficiary is also allowed a step-up. The step-up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for step-ups apply.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the “Bonus Base”), as described immediately below.
•	When this GMWB is added to the Contract, the Bonus Base equals the GWB.

•
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
•	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
•	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
•	The tenth Contract Anniversary after the effective date of the endorsement;
•	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
•	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

•    The GWB is recalculated, increasing by 5% of the Bonus Base.

•    The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base

There are examples illustrating the bonus, in varying circumstances and with specific factual assumptions, with the 5% for Life GMWB. These examples are in the Appendices.

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).

PLEASE NOTE: THE QUARTERLY STEP-UPS ARE NO LONGER AVAILABLE TO ADD TO A CONTRACT.

These are Guaranteed Minimum Withdrawal Benefits (GMWBs) that guarantee the withdrawal of minimum annual amounts for the duration of the life of the Owner (or, in the case of joint Owners, until the death of any joint Owner) and, if for two Covered Lives,* until the death of the Owner and the Owner’s spouse. The amount of withdrawals that you can make will depend on how you combine the many optional features under these GMWBs, but we guarantee the minimum annual withdrawal amount regardless of the performance of the underlying investment options.

* LifeGuard Freedom Flex with Joint Option GMWB provides for coverage for the life of the Owner and Owner’s spouse (“Covered Lives”). In the case of tax-qualified Contracts owned by a natural person, the Owner and the primary spousal Beneficiary named as of the effective date of this endorsement will each be considered a Covered Life. On non-qualified LifeGuard Freedom Flex with Joint Option GMWB Contracts owned by natural persons, the spousal joint Owners will each be considered a Covered Life.

These GMWBs permit, prior to being added to the Contract, a selection among combinations of the following optional features (Options):

•	a range of bonus percentage amounts,

•	annual or quarterly Contract Value step-ups (quarterly step-ups are applied annually based on the highest quarterly Contract Value), and

•	an optional death benefit.

Following is a summary of the available combinations of Options:

LifeGuard Freedom Flex GMWB - Available Option Combinations
Freedom Flex
	Step-Up	Death Benefit (DB)
Bonus	Annual or Highest Quarterly Contract Value	(no longer offered on or after June 27, 2011)

5%	Annual
5%****	Quarterly
6%	Annual	Yes**
6%****	Quarterly
7%	Annual
7%****	Quarterly
8%*	Annual

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations

Step-Up
Annual or Highest Quarterly
Bonus	Contract Value

5%	Annual
5%*****	Quarterly
6%	Annual
6%***	Quarterly

*No longer offered on or after August 29, 2011.
**This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”). It is no longer offered on or after June 27, 2011.
***No longer offered on or after September 10, 2012.
****No longer offered on or after April 29, 2013.
*****No longer offered on or after October 15, 2012.

These GMWBs may be appropriate for those individuals who are looking for a combination of Options within a GMWB that differs from the combinations of specified similar features offered by Jackson under other GMWBs. Thus, the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB allow the Owner (or the Owner and the Owner’s spouse), with the assistance of his or her representative, to select an available combination of Options, consistent with a variety of considerations, such as: his or her expectations of market performance; anticipated timing of subsequent Premiums; needs for future guaranteed annual percentage of withdrawals; expectation of need for early or unscheduled withdrawals to fund then current living expenses and obligations; marital and family status; and tax-qualified or non-tax-qualified purpose of the investment.

Differences in the percentage of a Bonus Option or differences in the method of computing Contract Value for purposes of a step-up Option do not otherwise affect the operation of the resulting combination of Options.

References to “this GMWB” apply to each of the GMWBs, LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, including all of the available combinations of Options and the GAWA% tables that may be available that each provides, as discussed below. In addition, as disclosed in the Fees and Expenses Tables, the charges of each GMWB will vary depending on the mix of Options and the GAWA% table selected. Upon selection of the Options and a request for one of these GMWBs received in Good Order, the Owner will receive an endorsement to the Contract reflecting the selection of Options.

Each combination of Options, other than the combination that includes the LifeGuard Freedom Flex DB (for information about the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 256.) is offered to Owners between the ages of 35 and 80. As explained below with regard to both the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, the timing and amounts of withdrawals have a significant impact on the amount and duration of benefits. The cumulative costs of these GMWBs also are greater the longer the duration of ownership. The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as the For Life Guarantee (59 1/2) and the GWB adjustment (70 (71 for endorsements issued before April 29, 2013), or 71 (82 for endorsements issued before September 16, 2013) with Joint Option) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that this GMWB might provide.

These GMWBs may not be terminated by the Owner independently from the Contract to which they are attached.

LifeGuard Freedom Flex GMWB.

The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups and example 13 for the guaranteed withdrawal balance adjustment.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

•	The guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Owners 35 to 80 years old, or 35 to 70 years old if you select the Option combination that includes the LifeGuard Freedom Flex DB (proof of age is required). This GMWB may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary). Please note, while this GMWB may be added to a Contract on any Contract Anniversary (subject to availability), the LifeGuard Freedom Flex DB is not available after issue and can only be added on the Issue Date. Once added this GMWB cannot be cancelled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant. However, we do not allow these Ownership changes if they are a taxable event under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements.
The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

For endorsements issued on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix E.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's or any joint Owner’s death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information. If the For Life Guarantee is not in effect, upon the death of the Owner or the death of any joint Owner or the depletion of the GWB, all payments will cease and Spousal Continuation is not available.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to the bonus option percentage you have selected (5%, 6%, 7% or 8%) and your age group. Age group is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

5% and 6% Bonus Options
Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

7% Bonus Option
Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 69	3.50%	3.75%	4.00%	4.25%	4.50%
70 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 264).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 36. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 6, 7 and 9 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
•
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	•	Zero.
The GAWA is recalculated as follows:
	•	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday (71st birthday for endorsements issued before April 29, 2013), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix E for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	•	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement; Or
	•	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed . Under one method the GWB will be reset to the Contract Value on that Contract Anniversary (the “Contract Anniversary Value”) for the applicable 5, 6, 7 and 8% Bonus Options. Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below for the applicable 5, 6, and 7% Bonus Options (“Highest Quarterly Contract Value “). The step-up for the 8% Bonus Option is only available with the Contract Anniversary Value Step-Up Option. (See Examples 8 and 9 in Appendix E).

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted

Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	•	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	•	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
•
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	•	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement if this GMWB is elected at issue or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.
Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's (or the oldest joint Owner’s) attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner, who has elected the 5% Bonus Option, was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected). Also assume that, when the Owner is age 76, a step-up occurs and the applicable Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value. (subject to a $5 million maximum).
If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	•	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	•	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	•	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	•	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonus that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you, which Contract Value is used to calculate the step-up, and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or any Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Also see the “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 256 for the death benefit that differs from the Contract’s death benefit and is available only in combination with the selection of the 6% Bonus, and the Annual Anniversary Contract Value step-up.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the LifeGuard Freedom Flex DB.

Spousal Continuation. In the event of the Owner's death (or any Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date (as if that person survived to that date). The GAWA percentage will not change on future step-ups, even if the Contract Value, as determined based on (as applicable) either the Contract Anniversary Value or the Highest Quarterly Contract Value, exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or any Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or any Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5, 6, 7 or 8% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6, 7 or 8% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
•	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
•
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
•
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.

•	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

•	The GWB is recalculated, increasing by 5, 6, 7 or 8% (as applicable) of the Bonus Base.

•	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

•	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
•	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB is added to a Contract on December 1, 2016. At that time, the bonus period is scheduled to expire on December 1, 2026 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2019), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2029. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2031 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2031, and would be scheduled to expire on December 1, 2041. (Please also see Examples 8 and 9 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

LifeGuard Freedom Flex with Joint Option GMWB.

The description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, example 12 for the For Life guarantees and example 13 for the guaranteed withdrawal balance adjustment.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants. In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

•	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee, and it will never become effective. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary). This GMWB cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue Joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

For endorsements issued on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix E.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA%

Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Jackson of NY Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Jackson of NY Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 264).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 36. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 6, 7 and 9 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 74, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
•
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	•	Zero.
The GAWA is recalculated as follows:
	•	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancements. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 71st birthday (82nd birthday for endorsements issued before September 16, 2013), Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix E for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
•
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement; Or

• The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed. Under one method the GWB will be reset to the Contract Value on that Contract Anniversary (the “Contract Anniversary Value”) for the applicable 5 and 6% Bonus Options. (a “step-up”). Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below, for the applicable 5 and 6% Bonus Options (“Highest Quarterly Contract Value “). (See Examples 8 and 9 in Appendix E.)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	•	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	•	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
•
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	•	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, if this GMWB is elected at issue, or (b) the Contract Value less (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal, on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected). Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, subject to a $5 million maximum.
If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	•	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	•	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	•	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. Please see the information beginning on page 227 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this GMWB.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. No death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦
Step-ups will continue as permitted in accordance with the step-up rules above. New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a

Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the Continuation Date (as if that person survived to that date).

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 258.

Termination. This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last monthly charge, and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or any joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 72 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5 or 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). (The increase, however, may not equal the amount that your Contract Value has declined.) This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5 or 6 % of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
•	When this GMWB is added to the Contract, the Bonus Base equals the GWB.

•
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
•
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.

•	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

•	The GWB is recalculated, increasing by 5 or 6% (as applicable) of the Bonus Base.
•	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

•	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
•	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up. Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2016. At that time, the bonus period is scheduled to expire on December 1, 2026 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2019), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2029. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2031 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2031, and would be scheduled to expire on December 1, 2041. (Please also see Examples 8 and 9 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”). The following description of this GMWB is supplemented by the examples in Appendix F under section “II. MarketGuard Stretch”, particularly example 2 for the varying benefit.

This GMWB is available under Contracts which are purchased by the Owner with proceeds that are payable to the Owner as beneficiary of tax qualified or non-qualified death benefits as a result of the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. This GMWB is also available to an eligible Beneficiary entitled to death benefit payments under an existing Contract, who will be considered an Owner for purposes of this GMWB. The proceeds must be subject to the minimum distribution requirements of the Internal Revenue Code (the “Code”) applicable to beneficiaries. The distributions that will be made under this GMWB are commonly referred to as “stretch” distributions since they allow beneficiaries to receive payments over a period of time not exceeding their life expectancies.

Availability of this GMWB is subject to the following additional requirements:

•
For Owners age 70 or younger on the date this GMWB is issued, this GMWB must be elected no later than five years after the date of the death of the original owner. For Owners age 71 through age 80 on the date this GMWB is issued, this GMWB must be elected before the Owner begins taking distributions (or is required to begin taking distributions) to meet the stretch minimum distribution requirements. For endorsements issued before April 29, 2013, eligible owners of any age must have elected the GMWB before the Owner began taking distributions (or was required to begin taking distributions) to meet the stretch minimum distribution requirements.

•
This GMWB is not available if a trust was the designated beneficiary of the death benefit proceeds and as a result the Owner must apply the life expectancy payout method using an age different from his or her own.

•
The Owner must meet the applicable minimum distribution requirements by electing the life expectancy payout method as defined under the Code applicable to beneficiaries. This GMWB is not available if the Owner uses other payout methods, including payout methods available only for surviving spouses under special Code rules.

•
The Owner must commence the minimum distributions not later than 1 year after the deceased owner’s death (for non-qualified Contracts) or not later than the end of the calendar year following the calendar year in which the deceased owner died (for tax-qualified Contracts).

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earliest of:

•	The Owner’s death;

•
Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value (The GWB is the guaranteed amount available for future periodic withdrawals); or

•	The Contract Anniversary occurring in the GMWB Maturity Year (please see the “GMWB Maturity Year” section on page 243).

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract and your tax advisor to be sure that this GMWB ultimately suits your needs.

This GMWB is available to individual Owners up to 80 years old on the latest required date of the first minimum distribution under the Internal Revenue Code applicable to the Contract (proof of age is required); may be added to a Contract on the Issue Date or after the Issue Date (for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later); and once it is added to the Contract it cannot be canceled. If you want to elect this GMWB after the Contract Issue Date (subject to availability), we must receive a request in Good Order . This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

This GMWB is available to natural Owners on qualified and non-qualified Contracts. It is also available to non-natural Owners on qualified Contracts. Joint annuitants are not permitted if there is a non-natural Owner.

We allow ownership changes of a Contract with this GMWB only when the Owner is a trust and the ownership change is to the Annuitant. Otherwise, ownership changes are not allowed. Changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and the required minimum distribution under the Contract (Stretch RMD). Please see “Election” and “Withdrawals” below for more information about the GAWA. For purposes of this GMWB, the Stretch RMD is the amount defined by the Internal Revenue Code as the minimum distribution requirement under the life expectancy payout method applicable to the Contract which is attributable to the proceeds from the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. Withdrawals exceeding the above limit cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract after the Issue Date, subject to availability –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you instead add this GMWB to your Contract post issue (subject to availability), the GWB is calculated based on Contract Value, which includes any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix F under section “II. MarketGuard Stretch”.) The GWB can never be more than $5 million, and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB may be continued by a Beneficiary. Please see the “Continuation By Beneficiary” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. For a qualified Contract with a non-natural Owner, the age of the Annuitant is used to determine the GAWA percentage. The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 54	4.5%
55 – 59	5.0%
60+	5.5%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 264).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or the Stretch RMD (if greater than the GAWA). If the GWB falls below the GAWA at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. The tables below clarify what happens in each instance.

This GMWB allows withdrawals greater than the GAWA to meet the Contract's Stretch RMD without compromising the endorsement's guarantees. Examples 4 and 5 in Appendix F under section “II. MarketGuard Stretch” supplement this description. Because the intervals for the GAWA and Stretch RMDs are different, namely Contract Years versus calendar years, and because Stretch RMDs are subject to other conditions and limitations, please see “Stretch RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the withdrawal less the withdrawal; Or
	•	Zero.
The GAWA and the GMWB Charge Base are unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

For more information about the GMWB Charge Base, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” on page 60.

You may withdraw the greater of the GAWA or Stretch RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or Stretch RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix F under section “II. MarketGuard Stretch”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
•
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	•	Zero.
The GAWA is recalculated, equaling:
	•	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Stretch RMD withdrawals in excess of the free withdrawal amount are not subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see “THE FIXED ACCOUNT” beginning on page 17. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, Stretch RMDs, withdrawals of asset allocation and advisory fees, partial transfers and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 259.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded. If the date of death of the previous owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the eligibility of GMWB election will be re-determined based on the correct date of death. If it is determined that the GMWB could not have been elected based on the correct date of death, the GMWB will be null and void and all GMWB charges will be refunded.

STRETCH RMD NOTES: Notice of a Stretch RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. We may require you to set up a systematic withdrawal program to meet the Stretch RMDs. Eligible withdrawals that are specified as Stretch RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of Stretch RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's Stretch RMD requirements. If your requested Stretch RMD exceeds our calculation of the Stretch RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the Stretch RMD calculation for your Contract, please contact our Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, Stretch RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and Stretch RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the Stretch RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the Stretch RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2017 Contract Year (ending June 30) is $10. The Stretch RMDs for calendar years 2016 and 2017 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2016 and $8 in each of the two halves of calendar year 2017, then at the time the withdrawal in the first half of calendar year 2017 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2017 Contract Year is less than the higher Stretch RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix F under section “II. MarketGuard Stretch”, particularly examples 4 and 5.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your Stretch RMD.

Premiums.

Subsequent Premium payments are only permitted on tax-qualified Contracts and must be a transfer from a qualified plan. Subsequent Premium payments must be received within 180 days of the Issue Date.

With each subsequent Premium payment on the Contract -	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	•	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	•	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix F under section “II. MarketGuard Stretch” to see how the GWB is recalculated when the $5 million maximum is hit.

GMWB Maturity Year. On the Contract Anniversary occurring in the GMWB Maturity Year, an amount equal to the excess of the GWB over Contract Value will be paid to the Owner. If the GWB is less than the Contract Value, no payment will be made. In either case, the GWB will be set to zero and the GMWB will terminate. The GMWB Maturity Year is determined from the chart below based on the Owner’s attained age on the latest required date for the first Stretch RMD. When determining the GMWB Maturity Year for endorsements issued on or after April 29, 2013, the latest required date for the first Stretch RMD is considered the beginning of the first year. For endorsements issued before April 29, 2013, the endorsement effective date is considered the beginning of the first year.

Age	GMWB Maturity Year	Age	GMWB Maturity Year	Age	GMWB Maturity Year
0	82	27	56	54	30
1	81	28	55	55	29
2	80	29	54	56	28
3	79	30	53	57	27
4	78	31	52	58	26
5	77	32	51	59	26
6	76	33	50	60	25
7	75	34	49	61	24
8	74	35	48	62	23
9	73	36	47	63	22
10	72	37	46	64	21
11	71	38	45	65	20
12	70	39	44	66	20
13	69	40	43	67	19
14	68	41	42	68	18
15	67	42	41	69	17
16	66	43	40	70	16
17	65	44	39	71	16
18	64	45	38	72	15
19	63	46	37	73	14

Age	GMWB Maturity Year	Age	GMWB Maturity Year	Age	GMWB Maturity Year
20	62	47	36	74	14
21	62	48	35	75	13
22	61	49	35	76	12
23	60	50	34	77	12
24	59	51	33	78	11
25	58	52	32	79	10
26	57	53	31	80	10

See Example 6 in Appendix F under section “II. MarketGuard Stretch” to see how the GMWB Maturity Year affects your GMWB.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death while the Contract is still in force, this GMWB terminates without value unless continued by the Beneficiary.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on an annual basis, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB. On the Contract Anniversary occurring in the GMWB Maturity Year, any remaining GWB will be paid to the Owner and no further payments will be made.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	•	The GWB before the payment less the payment; Or
	•	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, all payments cease and no death benefit is payable.

Continuation By Beneficiary. Upon the death of the Owner under a Qualified Plan Contract with a single Beneficiary, the Beneficiary may elect to continue the GMWB. If elected, the GMWB will continue and may not be terminated subsequently. If the GAWA% has been determined, no adjustment will be made to the GWB, the GAWA, the GMWB Charge Base, or the GMWB Maturity Year, at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the original Owner's attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner's death, unless the Beneficiary elects to continue a qualified Contract with the GMWB;

•	The first date the GWB equals zero.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned step-up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix D and Example 9 in Appendices E and F illustrate the consequences of a withdrawal preceding a step-up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Interest Rate Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,

•	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day on which those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. The Income Date must be at least 13 months after the Contract's Issue Date. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. For Contracts issued on or after April 6, 2009, income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation. For Contracts issued before April 6, 2009, income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation. However, for Contracts issued before April 6, 2009, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday. Additionally, for Contracts issued before April 6, 2009, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed or variable payments from the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable Premium taxes, recapture charges or withdrawal charges and any Interest Rate Adjustment deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the Annuitant if you select an income option with a life contingency and an assumed investment rate of 1.0% (2.50% for Contracts issued before October 11, 2010).

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

Option 1 - Life Income. This income option provides monthly payments for your life. If you die after the Income Date, but prior to the first payment, the amount applied to this income option will be paid to the Owner or the Beneficiaries. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you died prior to the date the second payment was due.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. If both of you die after the Income Date, but prior to the first payment, the amount applied to this income option will be paid to the Owner or the Beneficiaries. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

FutureGuard Guaranteed Minimum Income Benefit.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This optional Guaranteed Minimum Income Benefit (GMIB) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the fixed and variable options you select during the accumulation phase. This benefit is only available if

•	you elect it prior to your Contract's Issue Date;

•	the Annuitant is not older than age 75 on the Issue Date; and

•
you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary, but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

•	the Income Date (if prior to the effective date of this GMIB);

•	the 30th calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

•	the date you make a total withdrawal from the Contract;

•	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

•	if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying this “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only type of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

Option 1 – Life Income,

Option 2 – Joint and Survivor,

Option 3 – Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 – Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitization will be allowed.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.” The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a)	is the Roll-Up Component which is equal to:

•	all Premiums you have paid (net of any applicable Premium taxes); plus

•	any Contract Enhancements credited on or before the Business Day the GMIB Benefit Base is being calculated; minus

•	an adjustment (described below) for any withdrawals (including any applicable charges and Interest Rate Adjustments to those withdrawals);

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows.  Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year.  The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year.  The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05  - $400 = $10,520. This example does not take into account taxes.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

•	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus

•	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Interest Rate Adjustments for those withdrawals); plus

•	any Premiums paid (net of any applicable Premium taxes) after that Contract Anniversary; minus

•	any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and minus

•	any taxes deducted after that Contract Anniversary.

All adjustments are made on the date of the applicable listed events and their transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

•	200% of Premiums paid (net of any applicable Premium taxes and excluding Premiums paid in the 12 months prior to the date this GMIB is exercised); minus

•	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum Premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

FutureGuard 6 Guaranteed Minimum Income Benefit.

PLEASE NOTE: EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This Guaranteed Minimum Income Benefit is designed to provide a guaranteed minimum level of future income regardless of the investment performance of the underlying investment options. The benefit requires annuitization to provide guaranteed income in the future. For those investors who are wishing to have current income, this benefit allows them to withdraw a minimum amount and still have guaranteed income in the future. The following description of this Guaranteed Minimum Income Benefit is supplemented by the examples in Appendix F.

This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

•	you elect it prior to your Contract's Issue Date;

•	the Annuitant is not older than age 75 on the Issue Date; and

•
you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent “step-up date” (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

•	the Income Date (if prior to the effective date of this GMIB);

•	the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

•	the date you make a total withdrawal from the Contract;

•	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

•	if the Owner is not a natural person, upon the death of the Annuitant.

This GMIB can only be elected at the time you purchase your Contract. Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After any Contract Anniversary that is at least 10 years later than the most recent “step-up date” (described below), the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.” The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

•	the step-up Value on the most recent step-up date; plus

•	any Premiums you have paid (net of any applicable Premium taxes) subsequent to that step-up date; plus

•	any Contract Enhancements (which are credited only in the first Contract Year) subsequent to the step-up date; minus

•	an adjustment (described below) for any withdrawals (including any applicable charges and Interest Rate Adjustments to those withdrawals) subsequent to that step-up Date;

compounded at an annual interest rate of 6% from the most recent step-up date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

At issue, the step-up date is equal to the Issue Date, and the step-up value is equal to the initial Premium paid (net of any applicable Premium taxes and Sales Charges) plus any Contract Enhancement credited. After issue, the step-up date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the step-up value is equal to the Contract Value on that step-up date.

Electing to step-up the Roll-Up Component is optional; however, electing to step-up means that you cannot annuitize under this GMIB for another 10 years (from the newly determined step-up date). A written request for step-up must be received in Good Order by the Service Center within 30 days prior to the Contract Anniversary. The latest available step-up date will be the Contract Anniversary on or immediately following the Annuitant’s 75th birthday.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

•	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus

•	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Interest Rate Adjustments for those withdrawals); plus

•	any Premiums paid (net of any applicable Premium taxes) after that Contract Anniversary; minus

•	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

For an Annuitant age 52 or younger on the Contract's Issue Date, neither component of the GMIB Benefit Base will ever exceed the cap of:

•	500% of Premiums paid (net of any applicable Premium taxes and excluding Premiums paid in the 12 months prior to the date this GMIB is exercised); minus

•	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For an Annuitant age 53 or older on the Contract's Issue Date, there is no cap on either component of the GMIB Benefit Base.

If the Contract Value falls to zero while this GMIB is in effect, then:

•
Annuitization under this GMIB will be automatically exercised if, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

•
A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency. The Contract will remain active during this 30-day period. If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

•	Otherwise, the GMIB terminates without value.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum Premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead, you may choose an optional death benefit for an additional charge. LifeGuard Freedom Flex DB optional death benefit, was only available at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), but is no longer offered on or after June 27, 2011. The optional Highest Anniversary Value Death Benefit is only available upon application. In addition, once an optional death benefit is chosen, it cannot be canceled except upon conversion (if conversion is permitted) or upon spousal continuation in the case of the LifeGuard Freedom Flex DB.
The effect of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefit in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order, which includes but is not limited to due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected an optional death benefit endorsement. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the Contract Value will be added to your Contract Value as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Fixed Account and Investment Divisions according to the current allocation instructions on file for your Contract as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spouse Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

•	your Contract Value as of the end of the Business Day on which we have received all required documentation from your Beneficiary; or

•
the total Premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Optional Death Benefits. Optional death benefits are available but, because there is an additional annual charge for optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit.

The optional Death Benefits are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. The Highest Anniversary Value Death Benefit is available if you are 79 years of age or younger on the Contract's Issue Date. The LifeGuard Freedom Flex DB was only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 70 years of age on the date the endorsement is added to the Contract, but is no longer offered on or after June 27, 2011. The older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit.

Each optional death benefit is subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary. For purposes of this optional death benefits, “Net Premiums” are defined as your Premium payments net of Premium taxes, reduced by any withdrawals (including applicable charges and adjustments for such withdrawals) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the “Highest Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.

Following are the calculations for the optional death benefits:

Highest Anniversary Value Death Benefit changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any Premiums paid (net of any applicable Premium taxes) subsequent to that Contract Anniversary. For contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

Unlike the basic death benefit, for contracts issued on or after April 6, 2009, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and

(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or

(b)	The GMWB Death Benefit

PLEASE NOTE: EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract. At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance (GWB). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial Premium payment, net of any applicable Premium taxes and adjusted for any subsequent Premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent Premium payments and withdrawals. Election of LifeGuard Freedom DB after issue is only permitted if another optional death benefit endorsement has not been elected, unless you convert to LifeGuard Freedom DB from another optional death benefit (if conversion is permitted). In addition, if you convert to LifeGuard Freedom GMWB from another Guaranteed Minimum Withdrawal Benefit, LifeGuard Freedom DB is not available unless you are converting from the older version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB (if conversion is permitted).

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal

Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.00.

The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 138.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

•
Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

•
Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

•
Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

•
Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

•
Life Annuity With at Least 120 or 240 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

LifeGuard Freedom 6 DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)The Contract's Basic Death Benefit (see the description above); or

(b)The GMWB Death Benefit

PLEASE NOTE: EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract. At election, the GMWB Death Benefit equals the LifeGuard Freedom 6 GMWB Guaranteed Withdrawal Balance (GWB). If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial Premium payment, net of any applicable Premium taxes and adjusted for any subsequent Premium payments and withdrawals. If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent Premium payments and withdrawals. Election of LifeGuard Freedom 6 DB after issue is only permitted if another optional death benefit endorsement has not been elected.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom 6 GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.00.
In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom 6 GMWB GWB, the application of the GWB adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom 6 GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 159.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

•
Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

•
Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

•
Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

•
Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

•
Life Annuity With at Least 120 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

LifeGuard Freedom Flex DB, if elected, replaces your basic death benefit and is the only death benefit during the accumulation phase of your Contract. The LifeGuard Freedom Flex DB is the greater of:

(a) The Contract's Basic Death Benefit (see the description above); or

(b) The GMWB Death Benefit, as calculated under this death benefit.

PLEASE NOTE: EFFECTIVE JUNE 27, 2011, THE LIFEGUARD FREEDOM FLEX DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom Flex DB was only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option”) and only if the Owner is 35 to 70 years of age on the date that the endorsement issued in connection with the Contract. At election, the GMWB Death Benefit equals the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Guaranteed Withdrawal Balance (GWB). When purchased at Contract issuance, the GWB is your initial Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement on the Premium payments.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD; and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $5,000,000.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups GWB, the application of the GWB adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

Upon continuation of the Contract by a spousal Beneficiary, the surviving spouse may elect to terminate LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups, in which case the GMWB death benefit will be included in the calculation of the continuation adjustment (which is the amount by which the death benefit that would have been payable exceeds the Contract Value). If the spouse does not make such an election, the endorsement, including the death benefit thereunder, will continue in accordance with its terms, but the GMWB death benefit will not be included in the continuation adjustment.

For more information about how the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups works, including how the GWB and GAWA are calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 216.

Unlike the basic death benefit, LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups may provide a death benefit on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this endorsement terminates and no death benefit under the endorsement is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

•
Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

•
Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, no Owner is deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner(s) along with the remaining GWB.

•
Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

•
Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor payee’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

•
Life Annuity With at Least 120 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

The death benefits under the Income Options vary depending on which Income Option you select. Either the GMWB Death Benefit calculation, described above, with or without any remaining GWB, or the excess of the GMWB Death Benefit calculation over the Contract Value is payable. Each is computed on the Income Date. For more information on these Income Options, see “LifeGuard Freedom Flex GMWB – Annuitization” beginning on page 225, and “Income Options” beginning on page 246.”

Payout Options. The Contract's death benefit is payable pursuant to one of the following payout options:

•	single lump sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see “Special Spousal Continuation Option” beginning on page 258.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If the Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, except as described below , we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. A continuation adjustment will not be made if your Contract includes the LifeGuard Freedom Flex DB and your spouse continues that benefit after your death. We calculate the continuation adjustment amount using the Contract Value and death benefit as of the date we receive all required documentation from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial Premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the descriptions of the “Guaranteed Minimum Income Benefits” beginning on page 247. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the respective GMWB subsections of this prospectus. Any optional Guaranteed Minimum Death Benefit will continue for your spouse unless your spouse chooses to remove it, or (except for LifeGuard Freedom Flex DB) your spouse is age 80 or older at the time of continuation.

The Special Spousal Continuation Option is available to elect one time on the Contract. However, if the Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

Death of Owner On or After the Income Date. If you or a joint Owner dies who is not the Annuitant on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death. With Option 1 or 2 of the income options, if the Annuitant's death occurs before the first income payment, the amount applied to the income option will be paid to the Owner or Beneficiary, as applicable.

TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts - Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•	paid under an immediate annuity; or

•	which come from Premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts. The Code also imposes required minimum distribution for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income-tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract;

•	the Contract Owner had no liability for the fees; and

•	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date. If you do not annuitize your non-qualified Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance Contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable Contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 97 Investment Divisions and at least one Fixed Account option, and, if more than 99 options are offered, a Contract Owner's Contract Value can be allocated to no more than 99 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or

(c)	a hardship withdrawal.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to the Fixed Account options is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into other Investment Divisions and other Fixed Account options (if currently available) (each a "Designated Option") from any of the Investment Divisions or the one-year Fixed Account (if currently available) (each a “Source Option”). For Contracts issued on or after October 11, 2010, if we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

In the case of transfers from the Investment Divisions or the one-year Fixed Account with a less volatile unit value, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for Dollar Cost Averaging. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Dollar Cost Averaging. Certain minimums and restrictions may apply. We may offer an enhanced rate of interest, which would be credited daily, on Premiums you allocate to the Fixed Account for a specified period, and we may require equal monthly transfers to the Investment Divisions during the time.

Special Dollar Cost Averaging (DCA+). DCA+ is only available to Contracts issued on or after July 14, 2008. The DCA+ Fixed Account Option is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special enhanced interest rates on the DCA+ Fixed Account Option. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

For Contracts issued on or after October 11, 2010, transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option. Also, for Contracts issued on or after October 11, 2010, if we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+. You may cancel your DCA+ program using whatever methods you use to change your allocation instructions. We may discontinue the availability of DCA+ at any time and without notice. You should consult your Jackson of NY representative with respect to the current availability of the Fixed Account Options and the availability of DCA+. Certain restrictions may apply.

Earnings Sweep. You can choose to move your earnings from the Money Market Investment Division or the one-year Fixed Account, if available, on a monthly basis, and there is no minimum transfer amount. Earnings Sweep may only be added within 30 days of the issue date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account periodically to maintain your selected allocation percentages. If your Contract was issued on or after October 11, 2010, rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent

Transfer Restrictions” or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify. In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for Rebalancing. You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within twenty days after receiving it. We will return

•	the Contract Value in the Investment Divisions, plus

•	the full amount of Premium you allocated to the Fixed Account (minus any withdrawals).

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return Premium payments where required by law. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. Jackson National Life Insurance Company (Jackson of NY's parent) and its subsidiaries are defendants in a number of civil proceedings, arising in the ordinary course of business. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson of NY’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor Condensed Financial Information
Financial Statements of the Separate Account Financial Statements of Jackson of NY

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®” and “STANDARD & POOR’S 500®” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, NL/Mellon Capital JNL 5 Fund, and the JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, and the JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to [Licensee's Product(s)] currently being issued by [Licensee], but which may be similar to and competitive with [Licensee's Product(s)]. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC. S&P Capital IQ is a trademark of Standard & Poor's Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL Mid 3 Fund and JNL/S&P 4 Fund.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor with the U.S. Securities and Exchange Commission and a wholly owned subsidiary of McGraw-Hill Financial, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P, S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein

(negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions. S&P credit ratings should not be relied on when making any investment or other business decision. S&P’s opinions and analyses do not address the suitability of any security. S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds. In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services. In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq® 100 Fund. The JNL/Mellon Capital Nasdaq® 100 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 100 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR

PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED,

TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, ANY OTHER PERSON OR ENTITY, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGES

Example 1 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with a single Premium payment and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings exceed 10% of Remaining Premium (and, therefore, there is no free withdrawal). This example assumes that the Contract is issued on October 1, 2012, and that the Contract Value grows to $128,837.76 by September 30, 2016. The Contract Owner requests that he or she be sent $100,000 on September 30, 2016. The Contract Value will have to be reduced by not only the $100,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below.

Example 1
10/1/2012 :	Contract Issue Date
$100,000.00 :	Premium
4.00% :	Contract Enhancement Percentage
$4,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
6.00% :	Withdrawal Charge Percentage for Completed Year 3-4 (WC%)
2.50% :	Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50% :	Hypothetical Net Return

At end of Year 4
9/30/2016
$128,837.76 :	Contract Value at end of Year 4
$100,000.00 :	Net Withdrawal Amount (The amount requested to be sent.)

$28,837.76 :	Earnings (Contract Value ($128,837.76) less Premium ($100,000)), which are presumed to be withdrawn first and without charges.
$71,162.24 :	Net Withdrawal Amount requested ($100,000) minus Earnings ($28,837.76).
$77,772.94 :
Corresponding Premium. The amount to which the appropriate recapture charge percentage and withdrawal charge percentage are applied. This amount is determined by multiplying the Net Withdrawal Amount requested minus Earnings ($71,162.24) by a factor determined by the percentage amounts of the applicable charges. It is the actual amount of Premium that will need to be withdrawn to send the Contract Owner the Net Withdrawal Amount and apply the remainder to pay the charges to us. In this example, the corresponding Premium is specifically calculated as follows: $71,162.24 X (1/[1 – (6.00% + 2.50%)]) = $77,772.94. In this calculation, the 6.00% represents the WC%, and the 2.50% represents the RC%.

$100,000.00 :	Net Withdrawal Amount
$4,666.38 :	Withdrawal Charge: $77,772.94 multiplied by WC% (6.00%)
$1,944.32 :	Recapture Charge: $77,772.94 multiplied by RC% (2.50%)
$106,610.70 :
Total Withdrawal Amount (Net Withdrawal requested $100,000.00) plus the Withdrawal Charge ($4,666.38) and the Recapture Charge ($1,944.32) that is imposed on the withdrawal of Premium that is the total amount deducted from the Contract Value

$22,227.06 :	Contract Value after Total Withdrawal ($128,837.76 less $106,610.70)

Example 2 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with multiple Premium payments and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings do not exceed 10% of Remaining Premium. This example assumes that the Contract is issued on October 1, 2012, the Contract Owner makes an additional Premium payment of $100,000 on November 1, 2014, and that the Contract Value grows to $207,000 by December 15, 2014. The Contract Owner requests that he or she be sent $150,000 on December 15, 2014. The Contract Value will have to be reduced by not only the $150,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below. For purposes of the withdrawal charge and recapture charge, we treat withdrawals as coming first from earnings, which are withdrawn without withdrawal charges and recapture charges, and then from the oldest Remaining Premium, which will have the lowest withdrawal charges and recapture charges of any Premium remaining in the Contract.

Example 2
10/1/2012 :	Contract Issue Date
$100,000.00 :	Premium 1
4.00% :	Contract Enhancement Percentage
$4,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
7.00% :	Withdrawal Charge Percentage for Completed Year 2-3 (WC%1)
2.50% :	Recapture Charge Percentage for Completed Year 2-3 (RC%1)

11/1/2014
$100,000.00 :	Premium 2 received in Contract Year 2-3
3.00% :	Contract Enhancement Percentage for Premium received in Contract Year 2-3
$3,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (3.00%))
8.50% :	Withdrawal Charge Percentage for Completed Year 0-1 (since the receipt of the Premium) (WC%2)
2.50% :	Recapture Charge Percentage for Completed Year 0-1 (since the receipt of the Premium) (RC%2)
0.00% :	Hypothetical Net Return

12/15/2014
$207,000.00 :	Contract Value
$150,000.00 :	Net Withdrawal Amount (The amount requested to be sent.)

$7,000.00 :	Earnings (Contract Value ($207,000) less Premiums ($200,000)), which are presumed to be withdrawn first and without charges.
$13,000.00 :	Amount available for withdrawal under the free withdrawal provision [(Premium ($200,000) multiplied by 10%) less Earnings ($7,000)]
$130,000.00 :	Net Withdrawal Amount ($150,000) requested minus Earnings ($7,000) and minus the free withdrawal amount ($13,000)).

$100,000.00 :	Total Corresponding Premium 1,which is the oldest Remaining Premium. All of this Premium must be withdrawn to meet the requested Net Withdrawal Amount.
$90,500.00 :
The amount of Premium 1 withdrawn after deducting the Withdrawal Charge and the Recapture Charge paid to us (Total Corresponding Premium 1 withdrawn ($100,000) less the Withdrawal Charge from Premium 1 ($100,000 multiplied by WC%1 (7.00%) equals $7,000) less the Recapture Charge from Premium 1($100,000 multiplied by RC%1 (2.50%) equals $2,500))

$39,500.00 :
Net withdrawal amount needed from Premium 2, which is equal to the Net Withdrawal Amount requested ($150,000), minus Earnings ($7,000), minus the free withdrawal amount ($13,000), and minus the amount withdrawn from Premium 1 after deducting the Withdrawal Charge and the Recapture Charge ($90,500)

$44,382.02 :
Total Corresponding Premium 2. The amount of Premium 2 to which the appropriate recapture charge percentage and withdrawal charge percentage are applied. This amount is determined by multiplying the net withdrawal amount needed from Premium 2 ($39,500) by a factor determined by the percentage amounts of the applicable charges. In this example, the corresponding Premium 2 is specifically calculated as follows: $39,500 X (1/[1 – (8.50% + 2.50%)]) = $44,382.02. In this calculation, the 8.50% represents the WC%2, and the 2.50% represents the RC%2.

$150,000.00 :	Net Withdrawal Amount
$7,000.00 :	Withdrawal Charge from Premium 1: $100,000 multiplied by WC%1 (7.00%)
$2,500.00 :	Recapture Charge from Premium 1: $100,000 multiplied by RC%1 (2.50%)
$3,772.47 :	Withdrawal Charge from Premium 2: $44,382.02 multiplied by WC%2 (8.50%)
$1,109.55 :	Recapture Charge from Premium 2: $44,382.02 multiplied by RC%2 (2.50%)
$164,382.02 :
Total Withdrawal Amount (Net Withdrawal requested ($150,000.00) plus the Withdrawal Charge ($7,000.00 plus $2,500.00 equals $9,500.00 in total Withdrawal Charges) and the Recapture Charge ($3,772.47 plus $1,109.55 equals $4,882.02 in total Recapture Charges) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value)

$42,617.98 :	Contract Value after Total Withdrawal ($207,000.00 less $164,382.02)

APPENDIX C

FINANCIAL INSTITUTION SUPPORT

Below is a complete list of Financial Institutions that received marketing and distribution and/or administrative support in 2015 from the Distributor and/or Jackson of NY or our affiliates in relation to the sale of our variable insurance products.

1st Global Capital Corporation	Bolton Global Capital	Commonwealth Financial Network
Adirondack Trading Group, LLC	BOSC, Inc.	Community America Financial Solutions, LLC
Advanced Financial Services	Broker Dealer Financial Services Corporation	Comprehensive Asset Management and
Advanced Wealth and Retirement Planning	Brokers International Financial Services, LLC	Servicing, Inc.
Concepts	Brooklight Place Securities	Cona Investment Advisors, LLC
Advisors Wealth Management, Inc.	Bruce A. Lefavi Securities, Inc.	Concorde Investment Services, LLC
Advisory Group Equity Services, Ltd.	Bruderman Brothers	Coordinated Capital Securities, Inc.
Allegheny Investments, Ltd.	Buckman, Buckman & Reid, Inc.	CoreCap Investments, Inc.
Allegiance Capital, LLC	Cabot Lodge Securities, LLC	Corinthian Partners
Allegis Investment Services	Cadaret, Grant & Co., Inc.	Cornerstone Financial Services, Inc.
Allen & Company of Florida, Inc.	Calton & Associates, Inc.	Country Capital Management Company
Allstate Financial Services, LLC	Cambridge Investment Research, Inc.	Country Club Financial Services, Inc.
American Capital	Cantella & Company, Inc.	Creative Financial Designs, Inc.
American Independent Securities Group, LLC	Cape Securities, Inc.	Crescent Securities Group
American Investors Company	Capital Financial Services	Crown Capital Securities, L.P.
American Portfolios Financial Services, Inc.	Capital Guardian, LLC	CUNA Brokerage Services, Inc.
Ameriprise Advisor Services, Inc.	Capital Investment Group, Inc.	CUSO Financial Services, Inc.
Ameritas Investment Corporation	Capital One Investment Services, LLC	Cutter & Company
Arete Wealth Management, LLC	Capital Resource Management	D.A. Davidson & Company
Arque Capital, Ltd.	Capital Synergy Partners, Inc.	D.H. Hill Securities, LLP
Arvest Asset Management	Capitol Securities Management, Inc.	Davenport & Company, LLC
Associated Investment Services	Carey, Thomas, Hoover, & Breault, Inc.	Davinci Capital Management Inc.
Aurora Capital, LLC	Cary Street Partners, LLC	Dempsey Lord Smith, LLC
Ausdal Financial Partners, Inc.	CCF Investments, Inc.	Despain Financial Corporation
Aveo Capital Partners, LLC	CCO Investment Services Corporation	DFPG Investments
AXA Advisors, LLC	Centaurus Financial, Inc.	Dominion Investor Services
B. B. Graham & Company, Inc.	Centennial Securities Company, Inc.	Doughtery & Company, Inc.
B.C. Ziegler & Company	Center Street Securities, Inc.	Duncan Williams, Inc.
BA Financial Services, Inc.	Century Securities & Associates, Inc.	EDI Financial Inc.
BancWest Investment Services, Inc.	Ceros Financial Services, Inc.	Edward Jones & Company
Bankers & Investors Company	Cetera	Equable Securities Corporation
Bannon, Ohanesian & Lecours, Inc.	Cetera Advisor Networks, LLC	Equity Services, Inc.
BB&T Securities, LLC	Cetera Advisors, LLC	Essex National Securities, Inc.
BBVA Compass Investment Solutions Inc.	Cetera Financial Specialists, LLC	Everest Investment Advisors, Inc.
BCG Securities, Inc.	Cetera Investment Advisers, LLC	Fairport Capital, Inc.
BD Financial	Cetera Investment Services, LLC	FBT Investments, Inc.
Beaconsfield Financial Services	CFD Investments, Inc.	Feltl and Company
Beneficial Investment Services	CFS Investments, Inc.	Fifth Third Securities
Benjamin F Edwards & Company	Chelsea Financial Services	Financial Planning Consultants
Berthel, Fisher & Company Financial Services	CitiGroup Global Markets Inc.	Financial West Investment Group
BFC Planning, Inc.	Citizens Investment Services	Fintegra Financial Solutions
BFT Financial Group, LLC	CL Wealth Management, LLC	First Allied Securities, Inc.
BHF RG Capital, Inc.	Client One Securities, LLC	First American Securities
BMO Harris Financial Advisors, Inc.	Coastal Equities, Inc.	First Citizens Investor Services

First Financial Equity Corporation	IBN Financial Services, Inc.	Long Island Financial Group, Inc.
First Heartland Capital, Inc.	IFS Securities	Lowell & Company
First Independent Advisory Services, Inc.	IMS Securities, Inc.	LPL Financial Services
First Midwest Securities	Independence Capital Company	Lucia Securities, LLC
First National Capital Markets	Independent Financial Group, LLC	M Griffith Investment Services
First Republic Securities Company	Infinex Investments, Inc.	M. Holdings Securities, Inc.
First State Financial	Infinity Securities, Inc.	M&T Securities, Inc.
First Western Securities, Inc.	ING/Voya Financial Advisors, LLC	Madison Avenue Securities, Inc.
FirstMerit Financial Services, Inc.	Innovation Partners, LLC	McNally Financial Services Corp
Folger Nolan Fleming Douglas	Insight Securities	Means Investment Company, Inc.
Foothill Securities, Inc.	Institutional Securities Corporation	Mercap Securities, LLC
Foresters Equity Services Inc.	International Assets Advisory, LLC	Mercer Allied Company, LP
Fortune Financial Services, Inc.	Intervest International, Inc.	Merrill Lynch
Founders Financial Securities, LLC	INVEST Financial Corporation	MetLife Securities, Inc.
Fountainhead Capital Management	Investacorp, Inc.	Michigan Securities, Inc.
Freedom Investors Corporation	Investment Centers of America, Inc.	Mid Atlantic Capital Corporation
Freedom Wealth Advisors, LLC	Investment Network, Inc.	Mid-Atlantic Securities Inc.
FSC Securities Corporation	Investment Planners, Inc.	Millington Investments, LLC
FTB Advisors, Inc.	Investment Professional, Inc.	Ministry Partners Securities, LLC
Fusion Investment Advisors, LLC	Investors Capital Corporation	Mischler Financial Group, Inc.
G F Investment Services	J P Turner & Company, LLC	MML Investors Services, LLC
G.W. Sherwold Associates Inc.	J. Alden Associates, Inc.	Moloney Securities Company, Inc.
G.A. Repple and Company	J.W. Cole Financial, Inc.	Money Concepts Capital Corp
Garden State Securities	James T Borello & Company	Moors & Cabot, Inc.
Geneos Wealth Management, Inc.	Janney, Montgomery Scott, LLC	Morgan Stanley Smith Barney LLC
Girard Securities, Inc.	JHS Capital Advisors Inc.	Mutual of Omaha Investor Services, Inc.
Global Brokerage Services, Inc.	JJB Hilliard WL Lyons, LLC	Mutual Securities, Inc.
Global View Capital Management	JW Cole Financial, Inc.	Mutual Trust Company of America Securities
GLP Investment Services, LLC	K.W. Chambers & Company	MWA Financial Services, Inc.
Gold Coast Securities, Inc.	Kalos Capital, Inc.	National Planning Corporation
Gradient Securities, LLC	KCD Financial, Inc.	National Securities Corporation
Great American Investors, Inc.	Key Investment Services	Nations Financial Group, Inc.
GWN Securities, Inc.	Keystone Capital Corporation	Nationwide Planning Associates
H Beck, Inc.	KMS Financial Services Inc	Nationwide Securities, LLC
H.D. Vest Investment Securities, Inc.	Kovack Securities, Inc.	Navy Federal Brokerage Services, LLC
Hancock Investment Services, LLC	L.M. Kohn & Company, Inc.	NBC Securities, Inc.
Hantz Financial Services	L.O. Thomas & Co., Inc.	Neidiger, Tucker, Bruner, Inc.
Harbor Financial Services, LLC	Labrunerie Financial	New Century Financial Group, LLC
Harbour Investments, Inc.	Lara, Shull and May, LLC	New England Securities Corporation
Harger and Company, Inc.	Larson Financial Securities	Newbridge Securities Corporation
Harvest Capital, LLC	Lasalle St. Securities, LLC	Next Financial Group, Inc.
Hazard & Siegel, Inc.	Legend Equities Corporation	NFP Securities, Inc.
Hazlett Burt & Watson	Leigh Baldwin & Company	NIA Securities
HBW Securities, LLC	Liberty Partners Financial Services, LLC	North Ridge Securities Corporation
Heartland Investment Associates, Inc.	Lifemark Securities Corporation	Northeast Securities, Inc.
Hefren-Tillotson, Inc.	Lincoln Financial Advisors Corporation	Northridge Securities
Hornor, Townsend & Kent, Inc.	Lincoln Financial Securities Corporation	NorthStar Wealth Management, Inc.
HSBC Securities	Lincoln Investment Planning Inc.	Northwestern Mutual Investment Services, LLC
Huntleigh Securities Corporation	Lombard Securities	NOVA Financial, LLC

NPB Financial Group, LLC	Securities America, Inc.	United Planners Financial Services of America
NYLife Securities, Inc.	Securities Equity Group	U.S. Bancorp Investments, Inc.
Oak Tree Securities, Inc.	Securities Management & Research, Inc.	USA Financial Securities Corporation
OFG Financial Services, Inc.	Securities Service Network Inc.	Valic Financial Advisors, Inc.
Ohanesian & Lecours, Inc.	Sequoia Wealth Management	ValMark Securities, Inc.
OneAmerica Securities, Inc.	Shearson Financial Services	Vanderbilt Securities, LLC
Oppenheimer & Company, Inc.	Sigma Financial Corporation	VSR Financial Services, Inc.
Pacific American Securities, LLC	Signator Financial Services, Inc.	Waddell & Reed, Inc.
Packerland Brokerage Services	Signator Investors, Inc.	Wall Street Financial Group
Paradigm Equities, Inc.	Signature Financial Group	Wayne Hummer Investments, LLC
Park Avenue Securities, LLC	SII Investments, Inc.	Wealth Management Resources, Inc.
Parkland Securities, LLC	Silver Oak Securities	Wedbush Securities Inc.
Parsonex Securities, LLC	Sorrento Pacific Financial, LLC	Wellington Shields & Company, LLC
Peak Brokerage Services	Southeast Investments, N.C., Inc.	Wells Fargo Advisors, LLC
Peoples Securities, Inc.	Southwest Securities, Inc.	Wesbanco Securities, Inc.
PFA Security Asset Management Inc.	St. Bernard Financial Services, Inc.	Wescom Financial Services, LLC
PlanMember Securities Corporation	Stephens, Inc.	Western Equity Group
PNC Investments, LLC	Sterne Agee Financial Services, Inc.	Western International Securities Inc.
Presidential Brokerage, Inc.	Sterne, Agee & Leach, Inc.	WFG Investments, Inc.
Princor Financial Services	Stifel Nicolaus & Company, Inc.	Wilbanks Securities, Inc.
Private Advisor Group, LLC	Summit Brokerage Services, Inc.	William C. Burnside & Co., Inc.
Private Client Services, LLC	Summit Equities, Inc.	Williams Financial Group
Pro Equities, Inc.	Sunset Financial Services, Inc.	Windmill Group
Prospera Financial Services Inc.	SunTrust Investment Services, Inc.	Winslow, Evans, & Crocker, Inc.
Pruco Securities, LLC	SWBC Investment Services	Woodbury Financial Services, Inc.
PTS Brokerage LLC	SWS Financial Services, Inc.	Woodmen Financial Services, Inc.
Purshe Kaplan Sterling Investments	Symphonic Securities, LLC	World Capital Brokerage, Inc.
Questar Capital Corporation	Synovus Securities, Inc.	World Choice Securities, Inc.
Raymond James & Associates, Inc.	T.S. Phillips Investments, Inc.	World Equity Group, Inc.
RBC Capital Markets Corporation	Tandem Securities, Inc.	Worth Financial Group, Inc.
RBC Dain Rauscher, Inc.	TFS Securities, Inc.	Wunderlich Securities, Inc.
Regulus Advisors, LLC	The Huntington Investment Company	WWK Investments, Inc.
Rendler Sales Consulting, LLC	The Investment Center, Inc.
Rhodes Securities, Inc.	The Leaders Group, Inc.
Ridgeway & Conger, Inc.	The O.N. Equity Sales Company
RNR Securities, LLC	The Patriot Financial Group
Robert W. Baird & Company, Inc.	The Strategic Financial Alliance, Inc.
Rogan and Associates	Thrivent Financial
Royal Alliance Associates Inc	Thurston, Springer, Miller, Herd and Titak, Inc.
Royal Securities Company	Titlelist Asset Management, Ltd.
RSG Capital Corporation	Transamerica Financial Advisors, Inc.
S.G. Long & Company	Triad Advisors, Inc.
Sage Rutty and Company, Inc.	Trustmont Financial Group, Inc.
Sagepoint Financial, Inc.	UBS Financial Services, Inc.
Sandlapper Securities, LLC	Uhlmann Price Securities
Santander Securities, LLC	UMB Financial Services, Inc.
Saxony Securities, Inc.	Umpqua Investments, Inc.
SCF Securities, Inc.	UnionBanc Investment Services, LLC
Securian Financial Services, Inc.	United Brokerage Services, Inc.

APPENDIX D

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

See Appendix E for examples regarding LifeGuard Freedom Flex GMWB, and LifeGuard Freedom Flex with Joint Option GMWB. See Appendix F for examples regarding LifeGuard Freedom 6 Net, LifeGuard Freedom 6 Net with Joint Option, and MarketGuard Stretch GMWB.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	If your endorsement includes an Earnings-Sensitive Adjustment, your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪	Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).
If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your GWB is not reduced by the Recapture Charge at the time the GMWB is elected or converted.

▪	Notes:

s	If your endorsement contains a varying benefit percentage:

–
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

–
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

s	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

Example 2: This example demonstrates how your GAWA% is determined. If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your contract at the time of the Premium Payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

–
If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus the Contract Enhancement resulting from the Premium payment ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

–
If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of the amount of increase in your GWB resulting from the additional Premium payment.

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	If your endorsement contains a varying benefit percentage:

–	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

–	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

s	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

–
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional Premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

–
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional Premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced.

s
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB. Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

–
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

–
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

–
Otherwise, your-new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered

Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

–
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

–
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

s
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

–
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint

Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

s
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB. Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example illustrates how GMWB values are re-determined upon step-up. (This example only applies if your endorsement contains a step-up provision.)

▪
Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

s
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪
Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

•
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

–
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:

s
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

s
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

s
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

s	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

s	If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

s	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any Premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision (if applicable) to impact re-determination of GMWB values. (This example only applies if your endorsement contains a step-up provision.)

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

–
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

–
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

–
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

s
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value is greater than your GWB at the time of the automatic step-up.

s
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

s	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined).

–
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

s	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

s
If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

s
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any Premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

s
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB. Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

s	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your bonus base is not recalculated upon the application of the bonus to your GWB.

s
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

s
If your endorsement does not include a For Life Guarantee of if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB. Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the reset date, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life’s 65th birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 12/03/2007 and before 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 60th birthday. If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2. If your endorsement is effective on or after 10/06/2008 and before 01/12/2009, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life’s 62nd birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 01/12/2009, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the youngest Covered Life’s 59 1/2 birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement is effective prior to 12/03/2007 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday. If your endorsement is effective on or after 10/06/2008 and before 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday. If your endorsement is effective on or after 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date the youngest Covered Life attains age 59 1/2.

s	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

s	If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the Guaranteed Withdrawal Balance adjustment. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision.)

▪
Example 11a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

▪	Notes:

s	The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

s	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

s	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.

APPENDIX E

GMWB PROSPECTUS EXAMPLES

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups (“LifeGuard Freedom Flex” and “LifeGuard Freedom Flex with Joint Option GMWB”)

Unless otherwise specified, the following examples apply to and assume you elected either LifeGuard Freedom Flex, LifeGuard Freedom Flex with Joint Option (referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than any available Contract Enhancement that could be elected, your initial Premium payment, net of any applicable Premium taxes, was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 7%, the Contract Enhancement is 5% and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus at page 71. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment, net of any applicable Premium taxes.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

s	If your endorsement includes a GWB Bonus provision, your initial Bonus Base is set equal to your GWB at the time of election.

s	If your endorsement includes a 200% GWB Adjustment provision, your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 2: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:

s	Your initial GWB is $105,000, which is your initial Premium payment ($100,000), net of any applicable Premium taxes, plus any Contract Enhancement ($100,000*0.05=$5,000).

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2b: If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the contract, subject to availability.

s	If your endorsement includes a GWB Bonus provision, your initial Bonus Base is set equal to your GWB at the time of election.

s	If your endorsement includes a 200% GWB Adjustment provision, your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
Your GAWA% will be re-determined based on your attained age if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment, net of applicable premium taxes, of $50,000, and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes ($50,000*0.05 = $2,500).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

•
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes ($100,000) exceeds the maximum of $5,000,000.

•	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes. The BDB is not subject to a maximum of $5,000,000.

s	If your endorsement includes a GWB Bonus provision, your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 4a, you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes. The resulting 200% GWB Adjustment is $200,000 + $100,000 = $300,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the

Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes. The resulting 200% GWB Adjustment is $200,000 + $50,000 = $250,000.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 and your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000), plus your Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 5b).

s
Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s
If your endorsement includes a GWB Bonus provision, your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 5a, you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting 200% GWB Adjustment is $200,000 + $105,000 = $305,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting 200% GWB Adjustment is $200,000 + $52,500 = $252,500.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500), it would take approximately an additional 12 years to deplete your GWB ($92,500 / $7,500 per year = approximately 12 years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a GWB Bonus provision, your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a 200% GWB adjustment provision, your GWB Adjustment provision is terminated since a withdrawal is taken.

s
For endorsements issued before April 30, 2012 with a GMWB Death Benefit provision, your GMWB Death Benefit will not be reduced since the withdrawal did not exceed the greater of the GAWA or the RMD. For endorsements issued on or after April 30, 2012 with a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced by the amount of the withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

–
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a GWB Bonus provision, your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a 200% GWB Adjustment provision, your GWB Adjustment provision is terminated since a withdrawal is taken.

s
For endorsements issued before April 30, 2012 with a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA. For endorsements issued on or after April 30, 2012 with a GMWB Death Benefit provision, your GMWB Death Benefit will first be reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal, then be reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB..

s
The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon automatic step-up.

▪
Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s
Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•
Your GAWA% is set to 6%, since your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000).

s
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪
Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s
Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your BDB is $100,000. See examples 1, 2, 4, and 5 for a description of how the BDB is determined. Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($90,000). Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

s
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s
Your GWB will only step-up to the Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	If your endorsement includes a GWB Bonus provision, your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	If your endorsement includes a 200% GWB Adjustment provision, your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

s	If your endorsement contains a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since step-ups do not impact the GMWB death benefit.

s
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision (if applicable) to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to Step Up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable). At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If your endorsement includes a GWB Bonus provision and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable)

at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) becomes $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If your endorsement includes a GWB Bonus provision and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:

s	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a step-up, the order of the two transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	If your endorsement includes a GWB Bonus provision, your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	The GAWA% is determined at the time of the withdrawal (if not previously determined).

–
The GAWA% is re-determined upon step-up if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.

s
If your endorsement includes a 200% GWB adjustment provision, your GWB Adjustment provision is terminated at the time of the withdrawal. If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

s
If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

s
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly

Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Bonus applied to your GWB. (This example only applies if your endorsement contains a GWB Bonus provision.)

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your Bonus Base ($100,000 + $100,000*0.07 = $107,000).

s	Your GAWA for the next year is equal $5,350, which is 5% of your new GWB ($107,000*0.05 = $5,350).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your Bonus Base ($90,000 + $100,000*0.07 = $97,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your Bonus Base is not recalculated upon the application of the Bonus to your GWB.

s	Your GAWA is recalculated upon the application of the Bonus (as described above) only if the application of the Bonus occurs after your GAWA% has been determined.

s	Your BDB remains unchanged since the BDB is not impacted by the application of the Bonus.

s	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the Bonus.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since the GMWB Death Benefit is not impacted by the application of the Bonus.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee for the LifeGuard Freedom Flex and the LifeGuard Freedom Flex with Joint Option becomes effective after the effective date of the endorsement at age 59 1/2. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 11a: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the date the For Life Guarantee becomes effective, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 ½. Your Bonus Base remains unchanged at the time of continuation.

s	Your BDB remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the GWB Adjustment.

▪
Example 13a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($160,000) or 2) the 200% GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($210,000) or 2) the 200% GWB Adjustment ($200,000).

▪	Notes:

s	The 200% GWB Adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB Adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the 200% GWB Adjustment.

s	No adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.

s	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB Death Benefit since the GMWB Death Benefit is not impacted by the 200% GWB Adjustment.

APPENDIX F

GMWB EXAMPLES

I.    LIFEGUARD FREEDOM 6 NET

Unless otherwise specified, the following examples apply to and assume you elected LifeGuard Freedom 6 Net GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 6%, the Contract Enhancement is 5%, and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 10/11/2010 or on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s
Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

Example 2: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued on or after 10/11/2010 and before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:

s	Your initial GWB is $105,000, which is your initial Premium payment ($100,000) plus any Contract Enhancement ($100,000*0.05=$5,000).

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

s	Your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪	Example 2b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 the time the GMWB is elected or converted:

s	Your initial GWB in your new GMWB is $110,000, which is your Contract Value ($110,000) on the effective date of the endorsement.

s	Your GAWA is $5,500, which is 5% of your initial GWB ($110,000*0.05 = $5,500).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s	Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪	Notes:

s	Your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 10/11/2010 or on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment of $50,000, and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

s
If GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

s	Your BDB is increased by the Premium payment. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 4a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment. The resulting GWB Adjustment is $200,000 + $100,000 = $300,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment. The resulting GWB Adjustment is $200,000 + $50,000 = $250,000.

s	Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 10/11/2010 and before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus your Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 5b).

s	Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

s
If GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, plus any Contract Enhancement, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 5a, you make an additional Premium payment, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $105,000 = $305,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, plus any Contract Enhancement of $52,500 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $52,500 = $252,500.

s	Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount. (which is the greater of your GAWA or your RMD).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = approximately 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	This endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 14.

–
An Earnings-Sensitive Adjustment will apply to your withdrawal, which will allow you to withdraw additional amounts from your Contract during that Contract Year without causing a proportional reduction of your GMWB. See Examples 14a and 14b.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	This endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 14.

–
Your GWB will be reduced dollar-for-dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount. See Example 14c.

Example 8: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•	Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•	Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪	Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your BDB is $100,000. See examples 1, 2, 4, and 5 for a description of how the BDB is determined. Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000). Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500)

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	Your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

s	Your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

–
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	The Company may increase the GMWB charge upon step-up.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA% is determined at the time of the withdrawal (if not previously determined).

–	Your GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s
Your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal. See example 14 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $106,000, which is equal to your GWB plus 6% of your Bonus Base ($100,000 + $100,000*0.06 = $106,000).

s	Your GAWA for the next year is recalculated to equal $5,300, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($106,000*0.05 = $5,300).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($106,000 / $5,300 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $96,000, which is equal to your GWB plus 6% of your Bonus Base ($90,000 + $100,000*0.06 = $96,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($96,000*0.05 = $4,800).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($96,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your Bonus Base is not recalculated upon the application of the bonus to your GWB.

s	Your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

s	Your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

s	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the bonus.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined.

▪	Example 11a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
Your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.

s	Your Bonus Base remains unchanged at the time of continuation.

s	Your BDB remains unchanged at the time of continuation.

s	Your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the Guaranteed Withdrawal Balance Adjustment.

▪
Example 13a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($200,000).

▪	Notes:

s	The GWB Adjustment provision is terminated on the GWB Adjustment Date after the GWB Adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the GWB Adjustment.

s	No adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

s	No adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the GWB Adjustment.

Example 14: This example expands on the basic examples at pages 182 and 195 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.

▪
Example 14a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect.

You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:

–	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

s	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000). Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

s
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:

–	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000). Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

s
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA. This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

s	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated. This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time. The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200). Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment. Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

s	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000). Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

s
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar-for-dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

s
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:

s	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.

s
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated. The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit. In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

II.    MARKETGUARD STRETCH
Unless otherwise specified, the following examples assume you elected MarketGuard Stretch with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your Stretch RMD at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to the GMWB from another GMWB (if permitted) when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s	Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s	Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero.

Example 2: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Charge Base is $100,000, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

s
Your new GMWB Charge Base is $150,000, which is your GMWB Charge Base prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GMWB Charge Base is subject to a maximum of $5,000,000 (see Example 3b).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000, your GWB is $4,950,000, your GAWA is $247,500, and your GMWB Charge Base is $4,950,000 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

s
Your new GMWB Charge Base is $5,000,000, which is the maximum, since your GMWB Charge Base prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your Stretch RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s	Your GMWB Charge Base remains $100,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your Stretch RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).

s	Your GMWB Charge Base remains $100,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪
Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $96,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $96,000].

▪
Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $95,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $95,000].

▪
Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $90,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $90,000].

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example demonstrates how the GMWB Maturity Year affects your GMWB.

▪	Example 6a: This example demonstrates what happens if your Contract Value is $5,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:

s	Your GMWB Maturity Year payment equals $3,000, which is the excess of your GWB ($8,000) over your Contract Value ($5,000).

s	Your Contract Value remains $5,000.

s	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Example 6b: This example demonstrates what happens if your Contract Value is $15,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:

s	Your GMWB Maturity Year payment equals zero, since your GWB ($8,000) does not exceed your Contract Value ($15,000).

s	Your Contract Value remains $15,000.

s	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Notes:
Your GMWB Maturity Year is determined on the effective date of the endorsement and will not change, even if the GMWB is continued by your Beneficiary.

APPENDIX G

FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES

The following examples assume that the FutureGuard 6 GMIB was elected when the Contract was purchased, no other optional benefits were elected and the Annuitant was age 50 on the Contract's Issue Date. If the Annuitant was age 53 or older on the Contract's Issue Date, the 500% benefit cap would not apply.

Example 1: At issue, all GMIB values are initialized.

If your Contract is issued with a $100,000 initial Premium payment (net of any applicable Premium taxes and sales charges):

-	The step-up date is equal to the Issue Date.

-	The step-up value is equal to $100,000, which is your initial Premium payment.

-	Your Roll-Up Component is equal to $100,000, which is the step-up value.

-	Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial Premium payment.

-	Neither Component is permitted to exceed $500,000, which is 500% of your initial Premium payment. (These examples will refer to this limit as the “benefit cap”.)

-	Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

-	The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent step-up date.

Example 2: Upon payment of a subsequent Premium, your Roll-Up Component, GCAV Component, benefit cap and GMIB Benefit Base are re-determined.

If you make an additional Premium payment of $50,000 (net of any applicable Premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, your benefit cap is equal to $500,000 and your GMIB Benefit Base is equal to $180,000 at the time of payment:

-	The step-up date does not change.

-	The step-up value does not change.

-	Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the Premium payment plus the Premium payment.

-	Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the Premium payment plus the Premium payment.

-	Your benefit cap is equal to $750,000, which is the benefit cap prior to the Premium payment plus 500% of the Premium payment.

-	Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.

-	The earliest date that you may elect to exercise the GMIB does not change.

Example 3: Upon a partial withdrawal, your Roll-Up Component, GCAV Component, benefit cap and GMIB Benefit Base are re-determined.

If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, your benefit cap is equal to $500,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:

-	The step-up date does not change.

-	The step-up value does not change.

-	Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:

-	The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),

-	Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);

-
Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract Anniversary (1 – [$30,000 - $7,500]/[$120,000 - $7,500] = 0.8).

-	Your Roll-Up Component is equal to [$132,500 - $7,500] x 0.8 = $100,000.

-
Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 – $30,000/$120,000 = 0.75).

-	Your benefit cap is equal to $470,000, which is the benefit cap prior to the partial withdrawal less the amount of the partial withdrawal.

-	Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

-	The earliest date that you may elect to exercise the GMIB does not change.

Example 4: On each Contract Anniversary prior to the Annuitant’s 75th birthday, you may elect to step up your Roll-Up Component to the Contract Value, in which case the step-up date, step-up value, earliest date that you may elect to exercise the GMIB, and your Roll-Up Component will be re-determined. In addition, on each Contract Anniversary prior to the Annuitant’s 81st birthday, your Contract Value is compared to the Contract Values on all previous Contract Anniversaries, which may re-determine the GCAV Component.

Example 4a: If your Contract Value is equal to $120,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:

-	The step-up date is equal to the date of the current Contract Anniversary.

-	The step-up value is equal to $120,000, which is the Contract Value on the step-up date.

-	Your Roll-Up Component is equal to $120,000, which is the step-up value.

-	Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.

-	Your benefit cap does not change because no Premium payments were made and no withdrawals were taken.

-	Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.

-	You may not elect to exercise your GMIB for 10 years.

Example 4b: If your Contract Value is equal to $510,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $460,000, your Roll-Up Component is equal to $450,000, and you elect to step up your Roll-Up Component to the Contract Value:

-	The step-up date is equal to the date of the current Contract Anniversary.

-	The step-up Value is equal to $510,000, which is the Contract Value on the step-up date.

-	Your Roll-Up Component is equal to $500,000, which is the lesser of the step-up value and the benefit cap.

-	Your GCAV Component is equal to $500,000, which is the lesser of the greatest Contract Value on any Contract Anniversary and the benefit cap.

-	Your benefit cap does not change because no Premium payments were made and no withdrawals were taken.

-	Your GMIB Benefit Base is equal to $500,000, which is the greater of the Roll-Up Component and the GCAV Component.

-	You may not elect to exercise your GMIB for 10 years.

Example 4c: If your Contract Value is equal to $130,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:

-	The step-up date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.

-	The step-up value does not change because step up did not occur.

-	Your Roll-Up Component does not change because step up did not occur.

-	Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract Value on any Contract Anniversary.

-	Your benefit cap does not change because no Premium payments were made and no withdrawals were taken.

-	The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.

-	The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

Example 5: If your Contract Value falls to zero and your GMIB Benefit Base is greater than zero, then all withdrawals taken from the Contract will be examined in order to determine the eligibility of the GMIB Benefit Base for automatic annuitization.

Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum Distributions:

-	Your GMIB Benefit Base is eligible for automatic annuitization.

-
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

-	Unless you choose another payment frequency, you will receive monthly income payments.

-	The GMIB and the Contract will terminate.

Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:

-	Your GMIB Benefit Base is eligible for automatic annuitization.

-
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

-	Unless you choose another payment frequency, you will receive monthly income payments.

-	The GMIB and the Contract will terminate.

Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:

-	The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

APPENDIX H

HISTORICAL CHARGES FOR OPTIONAL DEATH BENEFITS AND GUARANTEED MINIMUM WITHDRWAWAL BENEFITS (GMWBS)

I. LifeGuard Freedom 6 Net GMWB

For LifeGuard Freedom 6 Net GMWBs issued before September 15, 2014, the applicable charges are described below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” on page 53.

For endorsements purchased on or after April 29, 2013 and before September 15, 2014, if you elect this GMWB without the Optional Income Upgrade Table you will pay 0.105% of the GWB each Contract Month (1.26% annually), and if you elect the Optional Income Upgrade Table, you will pay 0.125% of the GWB each Contract Month (1.50% annually). For endorsements purchased on or after April 30, 2012 and before April 29, 2013, if you select this GMWB without the Optional Income Upgrade Table, you will pay 0.0925% of the GWB each Contract Month (1.11% annually), and if you elect the Optional Income Upgrade Table, you will pay 0.1125% of the GWB each Contract Month (1.35% annually). For endorsements purchased before April 30, 2012, the charge is 0.0875% of the GWB each Contract Month (1.05% annually).

For endorsements purchased on or after April 29, 2013 and before September 15, 2014, the maximum annual charge is 2.52% annually for endorsements without the Optional Income Upgrade Table, and 3.00% for endorsements with the Optional Income Upgrade Table. For endorsements purchased on or after April 30, 2012 and before April 29, 2013, the maximum annual charge is 2.22% annually for endorsements without the Optional Income Upgrade Table, and 2.70% for endorsements with the Optional Income Upgrade Table. For all endorsements purchased before April 30, 2012, the maximum annual charge is 2.10%.

II. LifeGuard Freedom 6 Net With Joint Option GMWB

For LifeGuard Freedom 6 Net With Joint Option GMWBs issued before September 15, 2014, the applicable charges are described below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge” on page 54.

For endorsements purchased on or after September 16, 2013 and before September 15, 2014, you will pay 0.135% of the GWB each Contract Month (1.62% annually). For endorsements purchased on or after April 30, 2012 and before September 16, 2013, the charge for this GMWB varies depending on whether you selected the Optional Income Upgrade Table which provides a higher GAWA percentage at an increased charge; if you selected this GMWB without the Optional Income Upgrade Table, you will pay 0.13% of the GWB each Contract Month (1.56% annually), and if you selected this GMWB with the Optional Income Upgrade Table, you will pay 0.15% of the GWB each Contract Month (1.80% annually). For endorsements purchased before April 30, 2012, the charge is 0.125% of the GWB each Contract Month (1.50% annually).

For endorsements purchased before September 15, 2014, the maximum annual charge is 3.00% annually.

III. LifeGuard Freedom Flex GMWB

For LifeGuard Freedom Flex GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” on page 57.

GMWBS ISSUED ON OR AFTER APRIL 29, 2013

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.04%	1.02%
6% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up	2.52%	1.26%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up	2.70%	1.35%
7% Bonus and Annual Step-Up	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

GMWBS ISSUED BEFORE APRIL 29, 2013

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%	0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.04%	1.02%
6% Bonus and Annual Step-Up	1.92%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.22%	1.11%
7% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.52%	1.26%
8% Bonus and Annual Step-Up (no longer offered on or after August 29, 2011)	2.64%	1.32%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.34%	1.17%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.52%	1.26%
6% Bonus and Annual Step-Up	2.40%	1.20%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.70%	1.35%
7% Bonus and Annual Step-Up	2.70%	1.35%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

IV. LifeGuard Freedom Flex With Joint Option GMWB

For LifeGuard Freedom Flex With Joint Option GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge” on page 58.

GMWBS ISSUED ON OR AFTER SEPTEMBER 16, 2013*

LifeGuard Freedom Flex With Joint Option GMWB
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.70%	1.35%
6% Bonus and Annual Step-Up	2.94%	1.47%
Charge Basis	GWB
Charge Frequency	Monthly
*On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

GMWBS ISSUED BEFORE SEPTEMBER 16, 2013

LifeGuard Freedom Flex With Joint Option GMWB Without Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.10%	1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%	1.26%
6% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after September 10, 2012)	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.64%	1.32%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	1.50%
6% Bonus and Annual Step-Up	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

APPENDIX I

ACCUMULATION UNIT VALUES

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for each of a base Contract (with Administration Charge waiver and no optional endorsements) and for each Contract with the most expensive combination of charges and optional endorsements. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

If the annualized charge for your Contract falls between the charge for a base Contract and a Contract with the most expensive combination of charges and optional endorsements, information about the values of all remaining Accumulation Units is available in the SAI. Contact the Jackson of NY Service Center to request your copy of the SAI free of charge. Our contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

The following Fund name changes are effective April 25, 2016 (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/Eastspring Investments China-India Fund to JNL/Invesco China-India Fund
JNL/Ivy Asset Strategy Fund to JNL/FPA + DoubleLine ® Flexible Allocation Fund

JNL Variable Fund LLC
JNL/Mellon Capital Nasdaq ® 25 Fund to JNL/Mellon Capital Nasdaq ® 100 Fund

The following fund mergers are effective April 25, 2016:

JNL Series Trust
JNL/Capital Guardian Global Diversified Research Fund merged into JNL/Oppenheimer Global Growth Fund
JNL/Eastspring Investments Asia ex-Japan Fund merged into JNL/Invesco China-India Fund
JNL/Invesco Large Cap Growth Fund merged into JNL/BlackRock Large Cap Select Growth Fund

JNL Investors Series Trust
JNL/PPM America Total Return Fund merged into JNL/PPM America Total Return Fund (JNL Series Trust)

Effective April 25, 2016, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invest in the following Funds:

JNL Series Trust
JNL/Crescent High Income Fund
JNL/PPM America Total Return Fund

I-1

Accumulation Unit Values
Base Contract - 1.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,362	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$39.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$36.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	344	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,471	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,516	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$27.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,049	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.22%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$14.79	$14.10	$10.43	$9.58	$10.60	$9.32	$7.75	$12.83	$11.45	$10.96
End of period	$15.04	$14.79	$14.10	$10.43	$9.58	$10.60	$9.32	$7.75	$12.83	$11.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.43	$19.31	$15.23	$14.60	$15.98	$13.41	$9.92	$16.78	$17.80	$16.04
End of period	$17.98	$20.43	$19.31	$15.23	$14.60	$15.98	$13.41	$9.92	$16.78	$17.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$20.25	$19.37	$14.32	$12.57	$13.16	$10.77	$8.25	$14.13	$13.11	$11.82
End of period	$19.26	$20.25	$19.37	$14.32	$12.57	$13.16	$10.77	$8.25	$14.13	$13.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.25	$13.01	$10.21	$9.14	$9.30	$8.39	$6.88	$11.39	$11.22	$10.07
End of period	$13.91	$14.25	$13.01	$10.21	$9.14	$9.30	$8.39	$6.88	$11.39	$11.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	8,464	7,522	7,522	7,522

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$19.40	$17.69	$13.33	$11.53	$12.16	$10.84	$8.16	$14.16	$14.51	$12.48
End of period	$18.44	$19.40	$17.69	$13.33	$11.53	$12.16	$10.84	$8.16	$14.16	$14.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	768	768	768	768

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$28.24	$26.55	$22.97	$21.55	$21.55	$20.08	$17.33	$22.57	$21.69	$19.71
End of period	$27.09	$28.24	$26.55	$22.97	$21.55	$21.55	$20.08	$17.33	$22.57	$21.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.20	$23.38	$18.42	$16.35	$17.24	$15.66	$13.05	$20.21	$19.36	$16.53
End of period	$23.64	$25.20	$23.38	$18.42	$16.35	$17.24	$15.66	$13.05	$20.21	$19.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Questions: If you have any questions about your Contract, you may contact us at:
Jackson of NY Service Center:	1 (800) 599-5651 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30313, Lansing, Michigan 48909-7813
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Jackson of NY IMG Service Center: (for Contracts purchased through a bank or another financial institution)	1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30901, Lansing, Michigan 48909-8401
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Home Office:	2900 Westchester Avenue, Purchase, New York 10577

STATEMENT OF ADDITIONAL INFORMATION

April 25, 2016

PERSPECTIVE L SERIESSM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
(Contracts offered for sale before December 12, 2011)

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 25, 2016 . The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NY®) by writing P.O. Box 30313, Lansing, Michigan 48909-7813, or calling 1-800-599-5651.

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General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® (Jackson®), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®” and “STANDARD & POOR’S 500®” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, and the JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, and the JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT

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TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC. S&P Capital IQ is a trademark of Standard & Poor's Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor with the U.S. Securities and Exchange Commission and a wholly owned subsidiary of McGraw-Hill Financial, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P, S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions. S&P credit ratings should not be relied on when making any investment or other business decision. S&P’s opinions and analyses do not

3

address the suitability of any security. S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds. In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services. In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson

4

(Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM AL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq® 100 Fund. The JNL/Mellon Capital Nasdaq® 100 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 100 .

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL

5

SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, ANY OTHER PERSON OR ENTITY, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE

6

JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson of NY is the custodian of the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $520,500 in 2013, $391,000 in 2014 , and $410,087 in 2015 for the services provided by JNAM to Jackson.

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Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

For Perspective L SeriesSM contracts, the aggregate amount of commissions paid to broker/dealers was $27,602,657 in 2013, $36,590,019 in 2014 , and $34,139,246 in 2015. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/WMC Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

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Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/WMC Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The JNL/WMC Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/WMC Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/WMC Money Market Division nor that Division's investment in the JNL/WMC Money Market Division is

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guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross

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income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total

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assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust , JNL Variable Fund LLC, and Jackson Variable Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 97 Investment Divisions and at least one Fixed Account option, and, if more than 99 options are offered, a Contract owner's Contract Value can be allocated to no more than 99 fixed and variable options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

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Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

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IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a

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deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime

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table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax‑Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax‑sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax‑sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of

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IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,500 for 2016 . The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2016, these levels are $ 117,000 in the case of single taxpayers, $ 184,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $5,500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit‑Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non‑forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans

17

under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $18,000 elective deferral limitation in 2016 . The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,000.

The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

•	attains age 70 1/2,
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

18

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 1.0% per annum assumed investment rate (2.5% for Contracts issued before October 11, 2010).

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1.0% per annum (2.5% for Contracts issued before October 11, 2010).

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

19

Condensed Financial Information

Accumulation Unit Values

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements), except base Contracts (with Administration Charge waiver and no optional endorsements) or Contracts with the most expensive combination of charges and optional endorsements, which can be found in the Prospectus. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/ A” is provided.

Contact the Annuity Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.

The following Fund name changes are effective April 25, 2016 (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/Eastspring Investments China-India Fund to JNL/Invesco China-India Fund
JNL/Ivy Asset Strategy Fund to JNL/FPA + DoubleLine ® Flexible Allocation Fund

JNL Variable Fund LLC
JNL/Mellon Capital Nasdaq ® 25 Fund to JNL/Mellon Capital Nasdaq ® 100 Fund

The following fund mergers are effective April 25, 2016:

JNL Series Trust
JNL/Capital Guardian Global Diversified Research Fund merged into JNL/Oppenheimer Global Growth Fund
JNL/Eastspring Investments Asia ex-Japan Fund merged into JNL/Invesco China-India Fund
JNL/Invesco Large Cap Growth Fund merged into JNL/BlackRock Large Cap Select Growth Fund

JNL Investors Series Trust
JNL/PPM America Total Return Fund merged into JNL/PPM America Total Return Fund (JNL Series Trust)

Effective April 25, 2016, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invest in the following Funds:

JNL Series Trust
JNL/Crescent High Income Fund
JNL/PPM America Total Return Fund

20

Accumulation Unit Values
Contract with Endorsements - 1.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.94	$12.47	$10.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.52	$12.94	$12.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,374	32,450	30,073	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.01	$16.95	$15.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.41	$17.01	$16.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,290	9,003	9,738	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$39.00	$38.51	$29.96	$26.72	$27.77	N/A	N/A	N/A	N/A	N/A
End of period	$36.62	$39.00	$38.51	$29.96	$26.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,884	11,075	12,578	6,645	4,195	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.39	$18.64	$14.08	$12.15	$12.68	N/A	N/A	N/A	N/A	N/A
End of period	$16.41	$18.39	$18.64	$14.08	$12.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,630	2,513	2,362	8,796	9,398	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.53	$14.59	$11.18	$10.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.74	$16.53	$14.59	$11.18	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	106,072	285,371	61,482	41,197	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.56	$10.59	$11.08	$10.63	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$9.96	$10.56	$10.59	$11.08	$10.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	210,453	205,287	171,669	165,132	119,624	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.86	$12.82	$10.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.66	$12.86	$12.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,009	4,208	4,386	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.30	$15.02	$11.47	$9.96	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$16.22	$16.30	$15.02	$11.47	$9.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	213,327	115,908	105,132	97,008	71,107	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.94	$12.50	$10.48	$9.06	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.19	$11.94	$12.50	$10.48	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,464	29,890	30,466	13,326	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.84	$11.99	$10.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	$10.84	$11.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,408	10,476	10,748	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.92	$11.88	$10.55	$9.77	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$11.59	$11.92	$11.88	$10.55	$9.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	156,790	100,442	66,534	68,282	2,027	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.29	$10.99	$10.19	$10.26	$11.25	N/A	N/A	N/A	N/A	N/A
End of period	$6.98	$9.29	$10.99	$10.19	$10.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	62,903	56,625	45,959	25,064	16,439	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$42.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,701	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.56	$14.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.49	$15.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,735	14,977	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.77	$13.91	$12.22	$10.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.36	$13.77	$13.91	$12.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	7,774	6,662	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.52	$17.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.84	$13.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,046	3,633	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$26.18	$15.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.25	$26.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,167	20,961	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.89	$7.19	$7.47	$6.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.38	$7.89	$7.19	$7.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,125	126,461	42,756	52,265	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.96	$11.82	$9.68	$8.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.05	$11.96	$11.82	$9.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	81,071	81,458	85,915	79,881	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.84	$11.27	$8.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.99	$10.84	$11.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,347	13,864	16,394	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.68	$11.91	$11.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.03	$11.68	$11.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	93,825	94,618	83,203	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.98	$13.75	$12.24	$11.07	$10.96	N/A	N/A	N/A	N/A	N/A
End of period	$12.76	$13.98	$13.75	$12.24	$11.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	93,919	94,296	92,836	93,327	64,434	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.84	$11.02	$8.45	$6.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.06	$9.84	$11.02	$8.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	31,221	18,942	21,170	45,290	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.12	$11.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.39	$12.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,352	10,456	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$25.40	$24.46	$25.10	$23.64	$22.58	$21.30	$18.94	$20.28	N/A	N/A
End of period	$25.12	$25.40	$24.46	$25.10	$23.64	$22.58	$21.30	$18.94	N/A	N/A
Accumulation units outstanding at the end of period	14,158	14,003	13,727	13,326	39,294	24,870	24,870	24,870	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.61	$13.47	$14.83	$12.54	$13.36	N/A	N/A	N/A	N/A	N/A
End of period	$10.89	$12.61	$13.47	$14.83	$12.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,854	31,999	30,188	26,453	22,550	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.47	$18.37	$14.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.36	$20.47	$18.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,573	15,809	6,136	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$13.31	$11.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.88	$13.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	212,565	193,118	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.65	$14.70	$14.52	$11.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.25	$16.65	$14.70	$14.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,554	34,659	25,708	18,611	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.00	$20.25	$17.28	$15.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.30	$20.00	$20.25	$17.28	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	311	173	—	6,394	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$27.29	$22.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.44	$27.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,443	2,471	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$25.41	$21.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.58	$25.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,249	7,793	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.60	$14.38	$11.81	$10.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.17	$13.60	$14.38	$11.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	66,343	64,251	74,508	66,302	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$39.64	$36.18	$25.86	$22.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$40.22	$39.64	$36.18	$25.86	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,442	10,492	6,467	4,770	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$20.50	$19.75	$20.77	$20.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.29	$20.50	$19.75	$20.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,674	9,519	14,366	12,366	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.53	$13.42	$13.78	$11.45	$14.12	N/A	N/A	N/A	N/A	N/A
End of period	$10.04	$12.53	$13.42	$13.78	$11.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,913	19,965	20,127	9,134	9,810	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$14.19	$12.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.96	$14.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,260	11,516	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.74	$7.44	$6.24	$5.27	$5.52	N/A	N/A	N/A	N/A	N/A
End of period	$7.83	$7.74	$7.44	$6.24	$5.27	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,143	32,343	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$22.01	$20.17	$14.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.96	$22.01	$20.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,052	13,586	456	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.37	$15.10	$11.74	$10.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.88	$14.37	$15.10	$11.74	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,059	5,432	5,191	5,929	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.92	$10.70	$8.15	$6.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.61	$11.92	$10.70	$8.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,817	9,386	177,346	121,280	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$25.45	$20.64	$14.87	$12.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.72	$25.45	$20.64	$14.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47,154	47,418	8,895	7,521	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$13.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	79,868	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.06	$18.44	$15.42	$13.26	$15.34	$14.58	$11.45	$20.36	N/A	N/A
End of period	$16.62	$17.06	$18.44	$15.42	$13.26	$15.34	$14.58	$11.45	N/A	N/A
Accumulation units outstanding at the end of period	3,013	202	1,759	1,820	33,155	11,978	11,978	11,978	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.72	$16.16	$12.46	$10.71	$11.11	$9.63	$7.87	$13.91	N/A	N/A
End of period	$16.93	$17.72	$16.16	$12.46	$10.71	$11.11	$9.63	$7.87	N/A	N/A
Accumulation units outstanding at the end of period	4,647	—	—	—	17,656	17,656	17,656	23,076	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$21.58	$18.49	$13.30	$11.29	$11.23	N/A	N/A	N/A	N/A	N/A
End of period	$21.56	$21.58	$18.49	$13.30	$11.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,115	10,210	10,234	12,389	10,691	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$35.94	$40.69	$32.96	$32.06	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.17	$35.94	$40.69	$32.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,677	2,415	2,696	5,390	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$26.33	$24.47	$18.67	$16.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.24	$26.33	$24.47	$18.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,262	7,555	7,275	2,408	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.80	$15.98	$12.33	$10.85	$10.85	N/A	N/A	N/A	N/A	N/A
End of period	$17.69	$17.80	$15.98	$12.33	$10.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	211,061	205,667	494,190	315,361	212,229	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$16.13	$15.82	$11.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.09	$16.13	$15.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,697	4,773	4,847	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.80	$22.12	$16.22	$14.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.44	$22.80	$22.12	$16.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,002	9,306	8,860	2,815	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$11.06	$9.31	$7.49	$6.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.38	$11.06	$9.31	$7.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	40,204	44,503	178,149	126,101	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,257	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.62	$18.55	$14.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.04	$18.62	$18.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,569	9,635	9,826	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.61	$13.37	$14.94	$13.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.99	$13.61	$13.37	$14.94	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,819	25,828	68,365	69,548	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.68	$19.22	$19.92	$18.71	$18.12	N/A	N/A	N/A	N/A	N/A
End of period	$19.47	$19.68	$19.22	$19.92	$18.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	110,667	109,755	126,208	114,331	131,655	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.69	$10.83	$10.54	$9.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.40	$10.69	$10.83	$10.54	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	34,282	28,901	28,175	22,525	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.28	$19.54	$18.34	$15.94	$15.46	N/A	N/A	N/A	N/A	N/A
End of period	$17.68	$19.28	$19.54	$18.34	$15.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,842	35,392	31,819	20,602	17,112	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.63	$14.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.86	$15.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,789	12,614	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$29.31	$26.45	$19.14	$16.80	$18.00	N/A	N/A	N/A	N/A	N/A
End of period	$26.36	$29.31	$26.45	$19.14	$16.80	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,102	6,198	6,293	—	—	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.62	$14.75	$10.57	$8.23	$10.19	N/A	N/A	N/A	N/A	N/A
End of period	$14.34	$14.62	$14.75	$10.57	$8.23	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,293	21,731	26,284	23,979	17,674	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.93	$17.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.64	$19.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,548	16,794	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.93	$16.00	$12.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.78	$17.93	$16.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	240,102	232,556	75,788	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$22.12	$19.02	$12.88	$11.45	$10.92	N/A	N/A	N/A	N/A	N/A
End of period	$18.77	$22.12	$19.02	$12.88	$11.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,954	45,534	10,362	—	—	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.58	$13.37	$12.98	$12.12	$11.93	$11.14	$9.96	N/A	N/A	N/A
End of period	$13.17	$13.58	$13.37	$12.98	$12.12	$11.93	$11.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,781	50,864	14,478	11,437	—	—	—	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$20.46	$19.66	$16.28	$14.33	$15.02	N/A	N/A	N/A	N/A	N/A
End of period	$20.12	$20.46	$19.66	$16.28	$14.33	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	237,972	184,730	190,309	137,632	74,722	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.07	$14.72	$13.53	$12.38	$12.46	N/A	N/A	N/A	N/A	N/A
End of period	$14.68	$15.07	$14.72	$13.53	$12.38	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	138,511	139,177	151,589	173,628	100,406	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.25	$18.70	$16.38	$14.62	$15.03	N/A	N/A	N/A	N/A	N/A
End of period	$18.82	$19.25	$18.70	$16.38	$14.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52,584	70,200	52,361	35,087	35,441	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$49.50	$46.22	$33.84	$28.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$53.98	$49.50	$46.22	$33.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,528	4,448	26,174	16,397	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$78.30	$70.44	$52.39	$46.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$82.12	$78.30	$70.44	$52.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,232	10,162	8,515	6,485	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.32	$10.43	$10.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.20	$10.32	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,756	3,794	3,829	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.97	$19.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.15	$24.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,139	7,594	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$39.58	$36.57	$31.11	$28.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$38.63	$39.58	$36.57	$31.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,309	27,377	17,140	5,630	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$12.01	$12.19	$12.37	$12.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.83	$12.01	$12.19	$12.37	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	92,486	56,453	45,481	66,443	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$31.12	$28.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$29.70	$31.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,812	2,094	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,633	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	34,378	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,954	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$38.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$35.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,088	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,877	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,091	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,800	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52,021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,411	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	61,386	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,036	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$39.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$41.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,484	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,404	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,438	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,059	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,499	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,043	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,917	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,811	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,121	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39,468	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$13.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	84,887	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,942	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$18.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	75,873	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$25.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,426	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,892	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$38.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$39.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,027	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$20.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,739	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$14.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52,351	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$21.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,676	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,291	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$25.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,505	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$13.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	41,849	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,311	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	41,424	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$21.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,955	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$35.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,456	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,245	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,468	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	151,081	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$16.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,679	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,816	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	63,871	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,210	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	69,470	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,760	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,680	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,984	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	31,362	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,489	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	82,899	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,783	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$20.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,583	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	108,157	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$20.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,242	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	193,984	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$52.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,060	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$76.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$80.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	702	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,310	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$38.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$37.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,313	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$29.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,671	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$17.19	$17.20	$15.97	$14.63	$15.73	$13.80	N/A	N/A	N/A	N/A
End of period	$16.61	$17.19	$17.20	$15.97	$14.63	$15.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	192,479	213,790	301,322	318,327	380,004	234,592	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.60	$11.23	$9.21	$8.17	$8.57	$7.73	$6.27	$10.48	N/A	N/A
End of period	$11.11	$11.60	$11.23	$9.21	$8.17	$8.57	$7.73	$6.27	N/A	N/A
Accumulation units outstanding at the end of period	340,501	370,035	374,085	383,192	415,381	385,210	259,748	32,856	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.79	$12.34	$10.71	$9.61	$9.70	$8.88	$7.60	$10.53	N/A	N/A
End of period	$12.35	$12.79	$12.34	$10.71	$9.61	$9.70	$8.88	$7.60	N/A	N/A
Accumulation units outstanding at the end of period	528,109	603,720	710,883	735,224	729,581	595,053	215,393	49,522	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.39	$11.99	$9.94	$8.84	$9.07	$8.14	$6.74	$10.50	N/A	N/A
End of period	$11.94	$12.39	$11.99	$9.94	$8.84	$9.07	$8.14	$6.74	N/A	N/A
Accumulation units outstanding at the end of period	595,937	610,856	724,246	694,492	720,297	561,613	310,071	48,537	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.50	$16.41	$14.65	$13.40	$13.99	$12.58	N/A	N/A	N/A	N/A
End of period	$15.87	$16.50	$16.41	$14.65	$13.40	$13.99	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	496,392	564,651	643,146	660,603	644,521	483,854	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.90	$16.86	$15.24	$13.92	$14.71	$13.08	N/A	N/A	N/A	N/A
End of period	$16.25	$16.90	$16.86	$15.24	$13.92	$14.71	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	479,989	618,847	663,373	642,384	649,734	370,272	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.86	$16.83	$15.50	$14.22	$15.15	$13.41	N/A	N/A	N/A	N/A
End of period	$16.25	$16.86	$16.83	$15.50	$14.22	$15.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	799,996	982,987	1,030,865	1,066,568	1,067,756	621,778	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.95	$37.53	$29.24	$26.12	$27.18	$20.37	$15.28	$25.18	$22.84	$19.33
End of period	$35.58	$37.95	$37.53	$29.24	$26.12	$27.18	$20.37	$15.28	$25.18	$22.84
Accumulation units outstanding at the end of period	229,959	261,829	281,175	277,672	271,815	151,589	96,390	35,264	26,835	4,610

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.13	$18.40	$13.92	$12.03	$12.58	$10.08	$7.67	$11.66	$12.63	$10.91
End of period	$16.15	$18.13	$18.40	$13.92	$12.03	$12.58	$10.08	$7.67	$11.66	$12.63
Accumulation units outstanding at the end of period	245,509	251,406	248,771	253,923	273,396	282,690	112,095	38,685	18,482	5,372

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.98	$11.68	$10.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.77	$11.98	$11.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	90,958	73,864	43,735	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.41	$14.51	$11.14	$9.98	$10.28	N/A	N/A	N/A	N/A	N/A
End of period	$15.61	$16.41	$14.51	$11.14	$9.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	497,295	751,700	510,421	484,790	441,460	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.48	$10.53	$11.03	$10.61	$10.34	N/A	N/A	N/A	N/A	N/A
End of period	$9.87	$10.48	$10.53	$11.03	$10.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	290,982	309,111	287,037	311,354	313,946	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.77	$12.75	$10.14	$8.74	$11.03	N/A	N/A	N/A	N/A	N/A
End of period	$12.55	$12.77	$12.75	$10.14	$8.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	205,079	221,769	251,676	239,339	224,705	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.57	$12.28	$10.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.41	$12.57	$12.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	126,717	70,136	62,042	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.19	$14.94	$11.42	$9.93	$10.34	N/A	N/A	N/A	N/A	N/A
End of period	$16.09	$16.19	$14.94	$11.42	$9.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	657,872	602,833	618,383	637,644	603,614	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.86	$12.43	$10.44	$9.04	$10.73	N/A	N/A	N/A	N/A	N/A
End of period	$11.10	$11.86	$12.43	$10.44	$9.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	409,567	348,730	335,626	344,308	355,580	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.77	$11.93	$10.94	$9.47	$11.24	N/A	N/A	N/A	N/A	N/A
End of period	$10.21	$10.77	$11.93	$10.94	$9.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	303,714	344,861	344,205	339,876	365,085	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.85	$11.82	$10.52	$9.76	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$11.50	$11.85	$11.82	$10.52	$9.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	768,711	705,078	513,438	424,011	305,730	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.18	$10.88	$10.10	$10.19	$11.18	$9.68	$6.56	$13.68	N/A	N/A
End of period	$6.89	$9.18	$10.88	$10.10	$10.19	$11.18	$9.68	$6.56	N/A	N/A
Accumulation units outstanding at the end of period	540,473	543,334	598,256	645,945	652,889	465,235	215,255	111,913	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$39.33	$36.72	$26.86	$24.69	$24.91	$22.48	$16.95	$29.15	$27.01	$26.25
End of period	$41.10	$39.33	$36.72	$26.86	$24.69	$24.91	$22.48	$16.95	$29.15	$27.01
Accumulation units outstanding at the end of period	149,782	147,821	165,637	194,010	198,728	154,047	100,988	39,071	24,532	14,280

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.49	$14.67	$12.08	$10.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.41	$15.49	$14.67	$12.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	146,096	171,493	83,770	13,878	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.47	$13.62	$11.99	$10.78	$11.51	$10.73	$8.91	$12.63	$11.89	$10.91
End of period	$13.05	$13.47	$13.62	$11.99	$10.78	$11.51	$10.73	$8.91	$12.63	$11.89
Accumulation units outstanding at the end of period	235,545	255,444	271,011	301,438	312,129	272,619	161,688	81,626	22,309	8,353

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$33.52	$33.30	$27.47	$23.86	$25.41	$23.11	$16.99	$30.04	$25.31	$22.71
End of period	$33.85	$33.52	$33.30	$27.47	$23.86	$25.41	$23.11	$16.99	$30.04	$25.31
Accumulation units outstanding at the end of period	79,840	84,171	88,755	91,500	98,914	102,466	73,913	39,059	14,378	1,620

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.18	$14.98	$12.53	$10.88	$12.69	$11.99	$9.37	$17.16	$15.58	$12.00
End of period	$12.50	$13.18	$14.98	$12.53	$10.88	$12.69	$11.99	$9.37	$17.16	$15.58
Accumulation units outstanding at the end of period	279,579	317,405	343,910	316,498	312,454	272,329	182,918	86,130	57,700	20,650

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.47	$23.58	$17.73	$15.86	$16.26	$14.78	$11.22	$18.72	$18.92	$17.12
End of period	$24.53	$25.47	$23.58	$17.73	$15.86	$16.26	$14.78	$11.22	$18.72	$18.92
Accumulation units outstanding at the end of period	123,489	139,861	132,865	100,159	108,410	56,210	33,111	3,220	2,379	1,248

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.45	$8.13	$8.80	$7.30	$9.42	$8.02	$4.81	N/A	N/A	N/A
End of period	$6.93	$8.45	$8.13	$8.80	$7.30	$9.42	$8.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	168,191	182,100	156,541	246,288	258,639	214,725	139,439	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.77	$7.09	$7.38	$6.08	$8.57	$7.45	$4.16	N/A	N/A	N/A
End of period	$7.26	$7.77	$7.09	$7.38	$6.08	$8.57	$7.45	N/A	N/A	N/A
Accumulation units outstanding at the end of period	567,099	762,880	644,605	825,647	903,937	664,861	316,729	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.82	$11.70	$9.60	$8.41	$8.67	$7.99	$6.24	$9.93	N/A	N/A
End of period	$10.91	$11.82	$11.70	$9.60	$8.41	$8.67	$7.99	$6.24	N/A	N/A
Accumulation units outstanding at the end of period	1,247,698	1,479,908	1,575,973	1,523,425	1,692,474	1,478,181	804,031	532,228	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.71	$11.15	$8.70	$7.24	$7.84	$7.45	$5.79	$9.91	N/A	N/A
End of period	$9.86	$10.71	$11.15	$8.70	$7.24	$7.84	$7.45	$5.79	N/A	N/A
Accumulation units outstanding at the end of period	290,113	348,075	373,060	278,280	291,265	231,404	118,173	33,961	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.62	$11.87	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.96	$11.62	$11.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	314,079	316,959	262,801	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.80	$13.59	$12.11	$10.98	$10.88	$9.83	$7.52	$10.88	$10.86	N/A
End of period	$12.57	$13.80	$13.59	$12.11	$10.98	$10.88	$9.83	$7.52	$10.88	N/A
Accumulation units outstanding at the end of period	879,470	1,011,917	1,017,924	1,051,287	1,065,087	768,899	368,023	198,594	60,885	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.73	$10.92	$8.39	$6.70	$7.95	$6.71	$4.47	$9.86	N/A	N/A
End of period	$9.94	$9.73	$10.92	$8.39	$6.70	$7.95	$6.71	$4.47	N/A	N/A
Accumulation units outstanding at the end of period	249,896	223,814	243,624	292,029	303,696	280,704	168,222	29,237	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.98	$11.35	$9.00	$8.05	$8.23	$7.51	$6.02	$9.86	N/A	N/A
End of period	$11.24	$11.98	$11.35	$9.00	$8.05	$8.23	$7.51	$6.02	N/A	N/A
Accumulation units outstanding at the end of period	332,934	382,216	397,141	428,816	457,820	358,097	172,197	50,453	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.66	$23.79	$24.44	$23.06	$22.06	$20.84	$18.56	$19.90	$18.90	$18.36
End of period	$24.35	$24.66	$23.79	$24.44	$23.06	$22.06	$20.84	$18.56	$19.90	$18.90
Accumulation units outstanding at the end of period	152,019	175,991	176,064	214,247	200,212	151,099	90,486	43,592	21,484	14,091

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.49	$13.36	$14.74	$12.48	$13.31	$11.66	$9.64	N/A	N/A	N/A
End of period	$10.77	$12.49	$13.36	$14.74	$12.48	$13.31	$11.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	140,242	206,675	265,503	319,267	350,484	259,592	84,630	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.18	$18.13	$13.89	$11.96	$13.01	$10.64	$8.15	$12.97	$12.83	$10.26
End of period	$18.07	$20.18	$18.13	$13.89	$11.96	$13.01	$10.64	$8.15	$12.97	$12.83
Accumulation units outstanding at the end of period	301,919	314,883	287,642	274,059	270,299	148,532	64,601	31,223	26,188	6,381

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$13.15	$11.73	$8.89	$7.56	$8.60	$8.04	$6.55	$10.68	N/A	N/A
End of period	$12.71	$13.15	$11.73	$8.89	$7.56	$8.60	$8.04	$6.55	N/A	N/A
Accumulation units outstanding at the end of period	322,004	393,333	108,329	105,897	105,552	106,732	69,547	33,820	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.41	$14.50	$14.35	$11.37	$12.33	$10.70	$8.21	$12.98	$15.53	$11.57
End of period	$15.99	$16.41	$14.50	$14.35	$11.37	$12.33	$10.70	$8.21	$12.98	$15.53
Accumulation units outstanding at the end of period	321,590	343,586	356,073	343,224	342,210	226,995	103,903	70,807	35,510	16,689

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.41	$19.69	$16.83	$14.78	$16.13	$14.60	$10.84	$18.66	$17.28	$14.33
End of period	$18.71	$19.41	$19.69	$16.83	$14.78	$16.13	$14.60	$10.84	$18.66	$17.28
Accumulation units outstanding at the end of period	212,822	246,735	234,194	235,631	253,730	187,983	128,158	48,284	33,766	17,327

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$18.19	$17.07	$12.43	$11.24	$12.24	$10.60	$8.67	$14.14	$12.42	$11.71
End of period	$18.79	$18.19	$17.07	$12.43	$11.24	$12.24	$10.60	$8.67	$14.14	$12.42
Accumulation units outstanding at the end of period	171,834	181,503	185,252	186,446	218,391	160,440	95,505	35,587	19,083	10,817

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$26.61	$24.76	$19.23	$18.14	$19.55	$16.15	$11.76	$19.58	$20.44	$18.14
End of period	$23.79	$26.61	$24.76	$19.23	$18.14	$19.55	$16.15	$11.76	$19.58	$20.44
Accumulation units outstanding at the end of period	94,151	106,378	102,981	103,134	101,104	91,192	61,006	40,969	33,116	16,332

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.92	$23.46	$17.07	$14.75	$15.20	$12.25	$9.24	$15.58	$14.22	$12.63
End of period	$24.07	$24.92	$23.46	$17.07	$14.75	$15.20	$12.25	$9.24	$15.58	$14.22
Accumulation units outstanding at the end of period	109,674	99,305	99,409	104,635	115,017	74,778	52,000	16,796	9,947	2,912

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.49	$14.29	$11.75	$10.19	$11.20	$10.37	N/A	N/A	N/A	N/A
End of period	$12.06	$13.49	$14.29	$11.75	$10.19	$11.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,112,474	1,423,436	1,553,369	1,493,385	1,508,279	801,600	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$38.49	$35.19	$25.19	$22.03	$23.80	$19.26	$13.70	$25.07	$23.61	N/A
End of period	$39.00	$38.49	$35.19	$25.19	$22.03	$23.80	$19.26	$13.70	$25.07	N/A
Accumulation units outstanding at the end of period	89,515	88,900	87,498	67,674	67,032	44,909	23,554	11,392	8,029	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.91	$19.20	$20.23	$19.85	$18.37	$17.40	$17.06	$16.28	$15.56	$15.32
End of period	$19.67	$19.91	$19.20	$20.23	$19.85	$18.37	$17.40	$17.06	$16.28	$15.56
Accumulation units outstanding at the end of period	217,237	190,572	197,554	246,550	227,167	147,243	85,296	39,980	24,456	5,116

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.37	$13.27	$13.64	$11.35	$14.03	$11.70	$6.92	$14.09	$10.87	N/A
End of period	$9.89	$12.37	$13.27	$13.64	$11.35	$14.03	$11.70	$6.92	$14.09	N/A
Accumulation units outstanding at the end of period	468,030	544,090	627,982	710,010	769,232	685,460	280,591	81,410	38,921	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.69	$11.91	$9.49	$8.32	$8.63	$7.54	$6.15	$9.81	N/A	N/A
End of period	$12.20	$12.69	$11.91	$9.49	$8.32	$8.63	$7.54	$6.15	N/A	N/A
Accumulation units outstanding at the end of period	607,602	638,360	657,382	820,801	853,340	685,216	482,831	105,860	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.91	$13.39	$14.00	$13.74	$13.03	$12.51	$12.03	$11.80	$11.27	$11.05
End of period	$13.67	$13.91	$13.39	$14.00	$13.74	$13.03	$12.51	$12.03	$11.80	$11.27
Accumulation units outstanding at the end of period	247,916	236,361	262,712	303,751	344,823	223,485	179,651	138,581	119,420	71,209

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.56	$7.29	$6.12	$5.17	$5.43	$4.51	$3.65	$6.14	$5.99	$11.22
End of period	$7.64	$7.56	$7.29	$6.12	$5.17	$5.43	$4.51	$3.65	$6.14	$5.99
Accumulation units outstanding at the end of period	170,801	192,531	181,557	185,973	197,418	222,512	50,616	25,642	26,675	7,779

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$21.51	$19.73	$14.22	$11.71	$11.17	$9.25	$7.06	$10.45	$11.54	$10.34
End of period	$22.41	$21.51	$19.73	$14.22	$11.71	$11.17	$9.25	$7.06	$10.45	$11.54
Accumulation units outstanding at the end of period	119,036	111,203	127,852	95,758	88,528	54,914	26,066	14,536	7,543	3,810

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.32	$9.84	$10.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.77	$9.32	$9.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	84,268	85,597	62,511	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.24	$14.98	$11.66	$10.91	$11.98	$11.92	$8.59	N/A	N/A	N/A
End of period	$13.73	$14.24	$14.98	$11.66	$10.91	$11.98	$11.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	76,908	33,335	30,490	28,510	34,355	30,803	21,889	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.43	$10.27	$7.83	$6.31	$7.37	$6.60	$5.66	$11.65	$14.34	$12.28
End of period	$11.11	$11.43	$10.27	$7.83	$6.31	$7.37	$6.60	$5.66	$11.65	$14.34
Accumulation units outstanding at the end of period	311,793	330,714	573,079	592,027	329,317	251,171	136,517	61,647	23,466	10,533

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.86	$20.20	$14.58	$12.50	$11.46	$11.22	$9.43	$12.48	$11.80	$11.28
End of period	$26.07	$24.86	$20.20	$14.58	$12.50	$11.46	$11.22	$9.43	$12.48	$11.80
Accumulation units outstanding at the end of period	522,570	406,014	336,345	265,128	256,279	169,362	126,674	42,905	29,352	12,195

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$13.02	$12.57	$10.33	$9.21	$9.57	$8.40	$6.82	$9.89	N/A	N/A
End of period	$12.62	$13.02	$12.57	$10.33	$9.21	$9.57	$8.40	$6.82	N/A	N/A
Accumulation units outstanding at the end of period	1,294,713	1,408,009	1,452,297	1,420,017	1,519,624	822,181	795,627	124,101	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.73	$18.11	$15.16	$13.06	$15.14	$14.41	$11.33	$20.18	$18.59	$15.05
End of period	$16.28	$16.73	$18.11	$15.16	$13.06	$15.14	$14.41	$11.33	$20.18	$18.59
Accumulation units outstanding at the end of period	377,346	338,946	326,889	319,911	333,425	284,019	231,231	156,957	158,536	91,313

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.45	$15.94	$12.31	$10.60	$11.00	$9.55	$7.82	$13.84	$13.87	$11.87
End of period	$16.65	$17.45	$15.94	$12.31	$10.60	$11.00	$9.55	$7.82	$13.84	$13.87
Accumulation units outstanding at the end of period	2,223,485	2,017,394	2,187,955	2,308,531	2,578,258	2,504,150	2,468,217	2,200,130	1,892,904	763,606

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$21.25	$18.24	$13.14	$11.16	$11.13	$9.65	$7.32	$12.72	N/A	N/A
End of period	$21.20	$21.25	$18.24	$13.14	$11.16	$11.13	$9.65	$7.32	N/A	N/A
Accumulation units outstanding at the end of period	127,969	151,778	112,729	123,075	114,493	85,860	47,313	23,143	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$35.10	$39.80	$32.28	$31.45	$30.96	$26.43	$22.37	$36.61	$27.51	$23.15
End of period	$26.49	$35.10	$39.80	$32.28	$31.45	$30.96	$26.43	$22.37	$36.61	$27.51
Accumulation units outstanding at the end of period	200,518	195,359	200,844	219,433	228,590	148,579	71,650	37,797	29,940	9,352

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.52	$15.28	$13.79	$12.52	$12.97	$11.68	$9.56	N/A	N/A	N/A
End of period	$16.02	$15.52	$15.28	$13.79	$12.52	$12.97	$11.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	66,239	58,356	60,504	58,389	58,304	41,000	22,254	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.47	$14.96	$10.82	$9.86	$9.56	$8.34	$7.13	$10.78	N/A	N/A
End of period	$13.96	$15.47	$14.96	$10.82	$9.86	$9.56	$8.34	$7.13	N/A	N/A
Accumulation units outstanding at the end of period	218,065	17,981	25,750	22,229	18,625	9,621	8,235	5,236	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.82	$24.03	$18.37	$15.93	$16.55	$13.37	$9.85	$16.04	$15.18	$14.07
End of period	$24.71	$25.82	$24.03	$18.37	$15.93	$16.55	$13.37	$9.85	$16.04	$15.18
Accumulation units outstanding at the end of period	292,896	300,118	329,627	273,778	276,025	227,299	187,025	113,773	157,301	80,674

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.46	$15.70	$12.12	$10.68	$10.70	$9.51	$7.67	$12.51	$12.13	$10.71
End of period	$17.33	$17.46	$15.70	$12.12	$10.68	$10.70	$9.51	$7.67	$12.51	$12.13
Accumulation units outstanding at the end of period	1,331,478	1,386,747	2,004,367	1,629,695	2,272,372	846,042	531,069	189,869	170,410	100,604

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.95	$15.66	$11.63	$10.39	$11.44	$9.63	$6.06	$8.83	N/A	N/A
End of period	$14.89	$15.95	$15.66	$11.63	$10.39	$11.44	$9.63	$6.06	N/A	N/A
Accumulation units outstanding at the end of period	95,533	135,015	149,317	77,459	167,765	138,485	48,971	21,397	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.37	$21.73	$15.96	$14.00	$14.88	$11.97	$9.56	$14.93	$15.50	$13.42
End of period	$21.00	$22.37	$21.73	$15.96	$14.00	$14.88	$11.97	$9.56	$14.93	$15.50
Accumulation units outstanding at the end of period	271,323	290,739	334,651	268,397	277,793	246,788	200,077	118,346	154,232	77,958

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.80	$9.11	$7.34	$6.71	$6.84	$6.20	$3.85	$6.92	$6.14	$5.71
End of period	$11.10	$10.80	$9.11	$7.34	$6.71	$6.84	$6.20	$3.85	$6.92	$6.14
Accumulation units outstanding at the end of period	662,785	625,647	803,384	914,675	652,825	465,151	275,359	61,791	49,317	27,455

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.58	$12.84	$9.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.84	$12.58	$12.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,045	13,687	12,641	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.57	$10.24	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.27	$10.57	$10.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	86,885	58,100	13,565	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.24	$18.20	$14.66	$12.36	$13.69	$12.06	$8.80	$15.12	$14.46	$12.57
End of period	$18.63	$18.24	$18.20	$14.66	$12.36	$13.69	$12.06	$8.80	$15.12	$14.46
Accumulation units outstanding at the end of period	363,293	322,494	311,391	295,813	313,135	236,311	125,659	73,676	58,262	29,542

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.45	$13.23	$14.80	$13.88	$12.63	$11.92	$10.34	$10.92	N/A	N/A
End of period	$12.81	$13.45	$13.23	$14.80	$13.88	$12.63	$11.92	$10.34	N/A	N/A
Accumulation units outstanding at the end of period	531,714	614,117	747,191	1,102,687	1,159,163	821,897	396,584	181,373	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.19	$18.76	$19.48	$18.32	$17.77	$16.79	$14.79	$14.97	$14.07	$13.82
End of period	$18.95	$19.19	$18.76	$19.48	$18.32	$17.77	$16.79	$14.79	$14.97	$14.07
Accumulation units outstanding at the end of period	1,219,514	1,362,740	1,571,016	1,967,831	1,987,548	1,472,470	633,695	278,784	128,848	84,242

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.63	$10.78	$10.51	$9.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	$10.63	$10.78	$10.51	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	140,117	168,937	251,064	82,412	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.80	$19.09	$17.93	$15.62	$15.17	$13.33	$9.27	$13.60	$13.99	$12.87
End of period	$17.22	$18.80	$19.09	$17.93	$15.62	$15.17	$13.33	$9.27	$13.60	$13.99
Accumulation units outstanding at the end of period	374,733	529,636	555,682	602,948	582,338	493,440	335,438	69,783	69,085	66,614

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.36	$15.06	$10.85	$9.48	$10.40	$8.16	$5.63	N/A	N/A	N/A
End of period	$14.79	$16.36	$15.06	$10.85	$9.48	$10.40	$8.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	69,183	63,854	78,162	68,628	69,425	35,828	9,680	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.47	$14.86	$11.00	$9.34	$10.33	$8.22	$6.24	N/A	N/A	N/A
End of period	$14.69	$15.47	$14.86	$11.00	$9.34	$10.33	$8.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	79,066	53,930	46,505	36,889	33,380	22,543	7,693	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$28.46	$25.72	$18.64	$16.39	$17.59	$15.22	$10.70	$20.61	$22.21	$19.97
End of period	$25.56	$28.46	$25.72	$18.64	$16.39	$17.59	$15.22	$10.70	$20.61	$22.21
Accumulation units outstanding at the end of period	18,729	23,875	24,937	25,651	17,764	43,299	2,750	1,848	1,457	409

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.48	$14.63	$10.50	$8.19	$10.16	$8.17	$5.92	N/A	N/A	N/A
End of period	$14.18	$14.48	$14.63	$10.50	$8.19	$10.16	$8.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	202,450	216,271	262,300	302,502	326,792	179,961	57,832	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.72	$17.52	$12.40	$10.85	$10.42	$9.31	$6.67	$9.92	N/A	N/A
End of period	$18.42	$19.72	$17.52	$12.40	$10.85	$10.42	$9.31	$6.67	N/A	N/A
Accumulation units outstanding at the end of period	1,357,723	1,091,783	898,095	803,320	830,112	711,554	572,143	294,836	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.54	$18.97	$13.49	$11.76	$10.82	$9.77	$6.88	N/A	N/A	N/A
End of period	$20.44	$20.54	$18.97	$13.49	$11.76	$10.82	$9.77	N/A	N/A	N/A
Accumulation units outstanding at the end of period	152,844	86,367	85,947	72,987	40,246	30,061	31,775	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.74	$15.86	$12.33	$11.11	$10.05	$8.64	$7.11	N/A	N/A	N/A
End of period	$17.57	$17.74	$15.86	$12.33	$11.11	$10.05	$8.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	882,758	1,052,658	880,506	382,134	333,022	165,936	53,493	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.88	$18.85	$12.78	$11.39	$10.87	$9.66	$6.25	N/A	N/A	N/A
End of period	$18.55	$21.88	$18.85	$12.78	$11.39	$10.87	$9.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	129,614	168,758	120,469	89,432	100,776	119,350	21,421	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.97	$19.05	$15.40	$13.51	$14.43	$12.53	$9.72	$16.24	$15.12	$13.31
End of period	$19.59	$19.97	$19.05	$15.40	$13.51	$14.43	$12.53	$9.72	$16.24	$15.12
Accumulation units outstanding at the end of period	691,303	580,146	668,713	615,079	758,416	594,654	256,195	67,717	42,107	33,550

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.37	$13.19	$12.83	$11.99	$11.82	$11.05	$9.90	$11.67	$11.16	$10.52
End of period	$12.95	$13.37	$13.19	$12.83	$11.99	$11.82	$11.05	$9.90	$11.67	$11.16
Accumulation units outstanding at the end of period	1,254,871	1,452,363	1,788,512	2,126,714	1,880,150	1,450,764	534,349	259,555	76,339	47,415

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.95	$19.20	$15.93	$14.04	$14.73	$12.90	$10.24	$16.11	$15.06	$13.42
End of period	$19.59	$19.95	$19.20	$15.93	$14.04	$14.73	$12.90	$10.24	$16.11	$15.06
Accumulation units outstanding at the end of period	2,612,730	2,747,552	2,748,242	2,692,743	2,824,783	2,051,007	1,549,866	458,583	281,910	154,955

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.84	$14.51	$13.36	$12.25	$12.35	$11.28	$9.66	$12.48	$11.77	$10.84
End of period	$14.44	$14.84	$14.51	$13.36	$12.25	$12.35	$11.28	$9.66	$12.48	$11.77
Accumulation units outstanding at the end of period	1,857,553	2,077,318	2,319,614	2,833,538	2,983,208	2,098,137	1,117,826	294,973	198,776	62,687

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.77	$18.26	$16.03	$14.33	$14.75	$13.25	$10.91	$15.30	$14.32	$12.97
End of period	$18.32	$18.77	$18.26	$16.03	$14.33	$14.75	$13.25	$10.91	$15.30	$14.32
Accumulation units outstanding at the end of period	2,381,225	2,694,871	2,901,032	2,841,517	2,917,202	2,233,633	1,227,483	405,741	243,036	95,217

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	84,012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.38	$16.12	$10.80	$9.02	$9.69	$8.95	$6.37	N/A	N/A	N/A
End of period	$16.68	$18.38	$16.12	$10.80	$9.02	$9.69	$8.95	N/A	N/A	N/A
Accumulation units outstanding at the end of period	117,285	136,666	115,210	78,625	77,487	46,324	16,864	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.06	$44.95	$32.95	$28.19	$29.00	$25.25	$17.89	$31.82	$29.38	$26.27
End of period	$52.33	$48.06	$44.95	$32.95	$28.19	$29.00	$25.25	$17.89	$31.82	$29.38
Accumulation units outstanding at the end of period	374,884	338,319	396,041	410,879	356,745	238,579	139,098	54,019	23,848	11,056

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$76.02	$68.50	$51.02	$45.66	$47.11	$37.46	$25.93	$44.42	$38.53	$36.68
End of period	$79.62	$76.02	$68.50	$51.02	$45.66	$47.11	$37.46	$25.93	$44.42	$38.53
Accumulation units outstanding at the end of period	211,079	220,855	224,044	239,159	231,944	173,218	99,681	48,374	30,463	15,398

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.19	$10.31	$10.47	$10.40	$10.42	$10.29	$9.72	$10.51	$10.20	N/A
End of period	$10.05	$10.19	$10.31	$10.47	$10.40	$10.42	$10.29	$9.72	$10.51	N/A
Accumulation units outstanding at the end of period	457,633	466,168	343,627	317,711	297,695	228,039	103,611	50,133	21,909	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.43	$21.93	$16.26	$13.85	$14.38	$12.61	$9.35	$15.98	$16.11	$13.64
End of period	$23.59	$24.43	$21.93	$16.26	$13.85	$14.38	$12.61	$9.35	$15.98	$16.11
Accumulation units outstanding at the end of period	385,822	439,313	418,869	378,351	410,854	234,517	124,917	75,454	58,882	36,542

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$38.44	$35.57	$30.30	$27.98	$27.55	$25.27	$21.46	$27.52	$26.03	$23.28
End of period	$37.46	$38.44	$35.57	$30.30	$27.98	$27.55	$25.27	$21.46	$27.52	$26.03
Accumulation units outstanding at the end of period	494,644	472,492	435,929	412,570	429,100	288,284	113,975	40,425	19,276	3,360

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.65	$11.85	$12.05	$12.25	$12.45	$12.66	$12.85	$12.78	$12.41	$12.07
End of period	$11.46	$11.65	$11.85	$12.05	$12.25	$12.45	$12.66	$12.85	$12.78	$12.41
Accumulation units outstanding at the end of period	339,799	303,397	271,890	279,896	443,178	254,131	114,744	121,008	53,561	20,406

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.55	$27.89	$21.64	$18.91	$19.63	$17.55	$14.39	$21.95	$20.69	$17.40
End of period	$29.11	$30.55	$27.89	$21.64	$18.91	$19.63	$17.55	$14.39	$21.95	$20.69
Accumulation units outstanding at the end of period	186,064	211,627	230,642	234,032	241,342	155,555	90,140	37,417	38,570	8,670

Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.51	$11.16	$9.15	$8.13	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.01	$11.51	$11.16	$9.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	584,650	50,573	26,482	27,249	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.68	$12.25	$10.65	$9.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.24	$12.68	$12.25	$10.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	777,738	72,335	73,274	75,003	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.29	$11.91	$9.88	$8.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.84	$12.29	$11.91	$9.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	884,792	1,846	1,938	15,270	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.41	$16.34	$14.60	$13.37	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.76	$16.41	$16.34	$14.60	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	424,621	17,196	17,363	29,276	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.81	$16.78	$15.19	$13.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.14	$16.81	$16.78	$15.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	779,912	35,303	47,754	46,672	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.76	$16.75	$15.44	$14.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.13	$16.76	$16.75	$15.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,049,943	65,990	68,193	67,204	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.26	$36.89	$28.77	$25.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$34.90	$37.26	$36.89	$28.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	225,940	7,949	9,536	12,728	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.95	$18.24	$13.82	$11.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.98	$17.95	$18.24	$13.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	188,629	27,885	20,042	20,202	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.95	$11.66	$11.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.73	$11.95	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	987,518	1,331	1,310	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.33	$14.46	$11.11	$9.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.52	$16.33	$14.46	$11.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,165,344	54,806	47,174	55,477	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.43	$10.49	$11.00	$10.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.82	$10.43	$10.49	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	264,029	23,419	24,548	27,958	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.71	$12.70	$10.11	$8.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.48	$12.71	$12.70	$10.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	244,965	17,043	18,132	25,539	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	546,096	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.11	$14.88	$11.39	$9.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.00	$16.11	$14.88	$11.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,051,682	45,051	40,213	54,022	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.80	$12.39	$10.41	$9.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.04	$11.80	$12.39	$10.41	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	719,878	25,538	27,337	30,111	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.72	$11.88	$10.91	$9.46	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.16	$10.72	$11.88	$10.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	588,644	35,912	33,316	41,382	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.80	$11.79	$10.49	$9.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.44	$11.80	$11.79	$10.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,239,184	96,929	83,403	137,283	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.11	$10.81	$10.04	$10.14	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.82	$9.11	$10.81	$10.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	504,612	66,682	65,458	69,027	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$38.56	$36.03	$26.38	$24.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$40.25	$38.56	$36.03	$26.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	158,480	3,683	3,817	3,974	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.44	$14.64	$12.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.36	$15.44	$14.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	598,613	7,227	6,098	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.28	$13.44	$11.84	$10.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.85	$13.28	$13.44	$11.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	56,972	6,401	6,996	5,721	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$32.87	$32.68	$26.99	$23.47	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$33.16	$32.87	$32.68	$26.99	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,859	2,789	2,795	1,388	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.96	$14.74	$12.35	$10.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.28	$12.96	$14.74	$12.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	273,200	32,490	37,153	37,014	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.01	$23.17	$17.45	$15.62	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.06	$25.01	$23.17	$17.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	178,564	14,093	14,050	16,822	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.39	$8.08	$8.75	$7.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.87	$8.39	$8.08	$8.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	125,260	7,745	8,487	7,911	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.71	$7.05	$7.34	$6.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.20	$7.71	$7.05	$7.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	356,822	71,255	72,321	67,948	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.72	$11.62	$9.54	$8.37	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.81	$11.72	$11.62	$9.54	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	548,069	34,943	37,742	46,672	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.62	$11.07	$8.65	$7.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.77	$10.62	$11.07	$8.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	239,956	23,506	24,817	15,541	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.59	$11.85	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.91	$11.59	$11.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	526,282	4,751	2,918	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.68	$13.49	$12.03	$10.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.45	$13.68	$13.49	$12.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,091,394	61,269	55,794	63,130	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.66	$10.86	$8.34	$6.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.86	$9.66	$10.86	$8.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	341,855	44,191	30,369	33,281	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.89	$11.27	$8.94	$8.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.14	$11.89	$11.27	$8.94	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	323,393	53,777	39,686	42,910	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.18	$23.35	$24.01	$22.68	$21.72	$20.54	$18.31	$19.65	N/A	N/A
End of period	$23.85	$24.18	$23.35	$24.01	$22.68	$21.72	$20.54	$18.31	N/A	N/A
Accumulation units outstanding at the end of period	201,806	26,093	23,479	24,704	23,139	6,740	6,766	8,506	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.42	$13.29	$14.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.70	$12.42	$13.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,066	1,255	1,264	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.98	$17.98	$13.78	$11.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.88	$19.98	$17.98	$13.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	242,473	21,201	21,583	25,104	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$13.05	$11.65	$8.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.60	$13.05	$11.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	371,796	10,837	9,797	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.25	$14.38	$14.24	$11.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.82	$16.25	$14.38	$14.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	543,916	23,687	25,205	24,543	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.04	$19.33	$16.53	$14.53	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.33	$19.04	$19.33	$16.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	233,363	10,743	10,354	15,018	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.95	$16.86	$12.29	$11.12	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.52	$17.95	$16.86	$12.29	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	286,724	34,088	13,184	21,679	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$26.16	$24.37	$18.95	$17.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.37	$26.16	$24.37	$18.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	96,379	3,259	3,270	3,326	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.58	$23.17	$16.88	$14.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.72	$24.58	$23.17	$16.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	281,349	3,322	3,172	5,239	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.42	$14.23	$11.71	$10.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.98	$13.42	$14.23	$11.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	815,556	93,824	92,874	114,764	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$37.74	$34.54	$24.75	$21.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$38.20	$37.74	$34.54	$24.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	176,684	3,287	2,923	2,907	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.52	$18.85	$19.88	$19.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.27	$19.52	$18.85	$19.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	138,479	13,485	13,182	12,295	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.26	$13.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.80	$12.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,675	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.59	$11.84	$9.43	$8.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.09	$12.59	$11.84	$9.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	210,013	3,495	2,566	2,741	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.74	$13.24	$13.85	$13.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.48	$13.74	$13.24	$13.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	337,293	35,272	35,473	24,273	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.45	$7.18	$6.04	$5.11	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.52	$7.45	$7.18	$6.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	80,745	24,855	24,625	24,840	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$21.18	$19.45	$14.03	$11.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.04	$21.18	$19.45	$14.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	403,960	12,225	11,398	11,856	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.29	$9.82	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.74	$9.29	$9.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	689,297	297	300	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	310,645	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.46	$10.32	$7.88	$6.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.14	$11.46	$10.32	$7.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	380,695	10,163	11,376	11,572	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.50	$19.92	$14.39	$12.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.65	$24.50	$19.92	$14.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,071,359	26,980	26,177	24,287	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.92	$12.49	$10.27	$9.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.51	$12.92	$12.49	$10.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	579,623	132,728	134,895	131,932	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.52	$17.90	$15.00	$12.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.05	$16.52	$17.90	$15.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	474,138	10,639	10,524	3,807	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.28	$15.79	$12.20	$10.52	$10.93	$9.50	$7.79	$13.79	N/A	N/A
End of period	$16.46	$17.28	$15.79	$12.20	$10.52	$10.93	$9.50	$7.79	N/A	N/A
Accumulation units outstanding at the end of period	497,521	60,039	61,986	67,410	75,219	58,232	63,924	50,832	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$21.03	$18.07	$13.03	$11.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.96	$21.03	$18.07	$13.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	230,215	1,984	2,125	2,030	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$34.56	$39.23	$31.85	$31.06	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.06	$34.56	$39.23	$31.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	272,232	20,454	15,000	15,913	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.42	$15.20	$13.73	$12.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.90	$15.42	$15.20	$13.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	53,039	785	3,877	3,979	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	129,540	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.49	$23.74	$18.17	$15.77	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.37	$25.49	$23.74	$18.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	608,243	14,170	12,345	8,237	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.24	$15.51	$11.99	$10.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.09	$17.24	$15.51	$11.99	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,980,472	44,966	50,952	41,184	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.83	$15.56	$11.57	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.76	$15.83	$15.56	$11.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	75,640	456	1,988	3,199	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.08	$21.47	$15.78	$13.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.71	$22.08	$21.47	$15.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	424,187	15,207	14,660	6,049	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.64	$8.97	$7.24	$6.62	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.91	$10.64	$8.97	$7.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,078,553	33,912	35,510	40,156	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	166,510	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.54	$10.23	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.23	$10.54	$10.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	382,592	5,206	4,204	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.99	$17.97	$14.49	$12.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.35	$17.99	$17.97	$14.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	372,247	8,498	6,738	5,876	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.34	$13.14	$14.72	$13.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.70	$13.34	$13.14	$14.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	513,554	28,463	33,161	34,008	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.87	$18.47	$19.19	$18.07	$17.54	$16.60	$14.63	$14.83	N/A	N/A
End of period	$18.62	$18.87	$18.47	$19.19	$18.07	$17.54	$16.60	$14.63	N/A	N/A
Accumulation units outstanding at the end of period	1,124,964	191,550	184,378	203,432	189,741	8,349	8,371	11,224	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.58	$10.75	$10.48	$9.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.27	$10.58	$10.75	$10.48	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	657,320	12,576	12,318	14,132	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.48	$18.79	$17.67	$15.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.91	$18.48	$18.79	$17.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	526,246	31,999	33,138	31,086	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.25	$14.97	$10.80	$9.44	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.68	$16.25	$14.97	$10.80	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	94,019	2,704	2,779	2,369	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.37	$14.77	$10.95	$9.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.57	$15.37	$14.77	$10.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	104,190	1,583	1,626	1,726	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$27.90	$25.24	$18.32	$16.12	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.03	$27.90	$25.24	$18.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,926	—	456	526	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.39	$14.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.08	$14.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,804	3,303	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.58	$17.42	$12.34	$10.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.27	$19.58	$17.42	$12.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,309,555	22,541	13,435	21,384	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.39	$18.86	$13.42	$11.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.28	$20.39	$18.86	$13.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	202,020	15,059	14,544	8,119	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.61	$15.76	$12.27	$11.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.42	$17.61	$15.76	$12.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	954,841	43,839	40,274	25,040	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.73	$18.73	$12.71	$11.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.40	$21.73	$18.73	$12.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	347,783	13,935	13,988	6,159	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.64	$18.75	$15.17	$13.33	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.25	$19.64	$18.75	$15.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	956,026	105,128	92,616	41,509	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.24	$13.06	$12.72	$11.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.81	$13.24	$13.06	$12.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,271,948	58,694	58,462	84,866	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.62	$18.90	$15.69	$13.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.24	$19.62	$18.90	$15.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,885,389	74,868	74,266	119,035	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.69	$14.38	$13.25	$12.16	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.27	$14.69	$14.38	$13.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,789,195	65,674	60,351	77,611	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.46	$17.98	$15.79	$14.13	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.00	$18.46	$17.98	$15.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,130,137	82,030	76,323	78,367	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	110,937	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.25	$16.02	$10.75	$8.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.55	$18.25	$16.02	$10.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	165,562	10,741	8,781	2,984	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$47.13	$44.12	$32.38	$27.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$51.26	$47.13	$44.12	$32.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	468,691	7,015	7,557	11,648	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$74.55	$67.24	$50.13	$44.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$77.99	$74.55	$67.24	$50.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	225,184	6,065	7,589	10,573	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.10	$10.23	$10.41	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.96	$10.10	$10.23	$10.41	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	425,459	19,853	14,612	15,536	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.07	$21.63	$16.05	$13.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.22	$24.07	$21.63	$16.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	293,429	15,536	17,730	17,613	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$37.69	$34.91	$29.77	$27.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$36.69	$37.69	$34.91	$29.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	451,246	15,024	11,239	14,913	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.43	$11.63	$11.83	$12.04	$12.26	$12.47	$12.67	$12.62	N/A	N/A
End of period	$11.23	$11.43	$11.63	$11.83	$12.04	$12.26	$12.47	$12.67	N/A	N/A
Accumulation units outstanding at the end of period	430,832	69,717	84,107	65,585	112,203	7,462	6,557	8,902	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.18	$27.58	$21.42	$18.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$28.73	$30.18	$27.58	$21.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	122,410	11,177	8,463	11,793	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,398	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$36.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$34.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,656	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39,067	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	80,842	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,368	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,632	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	126,567	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,133	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,933	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	79,814	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	136,983	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	46,350	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,692	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,747	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	54,328	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	61,334	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,868	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,285	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,811	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42,726	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,332	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,510	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$37.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$37.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,639	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,618	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,482	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,728	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,551	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,082	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,766	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,085	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,821	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	126,075	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	196,877	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,601	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	82,176	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,420	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,922	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,991	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	41,743	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,615	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,956	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	112,780	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,797	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$46.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$50.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,751	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$73.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$76.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,082	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,798	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,505	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.95	$16.99	$15.82	$14.53	$15.66	$13.78	N/A	N/A	N/A	N/A
End of period	$16.33	$16.95	$16.99	$15.82	$14.53	$15.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47,397	47,489	56,067	73,298	76,184	64,940	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.37	$11.04	$9.07	$8.07	$8.49	$7.67	$6.24	$10.46	N/A	N/A
End of period	$10.87	$11.37	$11.04	$9.07	$8.07	$8.49	$7.67	$6.24	N/A	N/A
Accumulation units outstanding at the end of period	54,564	65,205	62,573	89,792	114,274	66,601	53,315	20,178	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.53	$12.13	$10.55	$9.49	$9.61	$8.81	$7.57	$10.51	N/A	N/A
End of period	$12.08	$12.53	$12.13	$10.55	$9.49	$9.61	$8.81	$7.57	N/A	N/A
Accumulation units outstanding at the end of period	86,074	67,883	68,135	87,288	88,140	77,823	37,719	12,377	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.15	$11.78	$9.79	$8.74	$8.98	$8.08	$6.71	$10.48	N/A	N/A
End of period	$11.68	$12.15	$11.78	$9.79	$8.74	$8.98	$8.08	$6.71	N/A	N/A
Accumulation units outstanding at the end of period	126,402	120,988	115,108	113,132	120,758	111,077	119,410	71,498	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.27	$16.22	$14.52	$13.31	$13.92	$12.55	N/A	N/A	N/A	N/A
End of period	$15.61	$16.27	$16.22	$14.52	$13.31	$13.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	49,517	57,645	63,616	87,071	93,996	62,589	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.66	$16.66	$15.10	$13.83	$14.65	$13.06	N/A	N/A	N/A	N/A
End of period	$15.97	$16.66	$16.66	$15.10	$13.83	$14.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	134,701	197,675	212,514	178,862	160,067	78,052	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.62	$16.63	$15.36	$14.12	$15.09	$13.38	N/A	N/A	N/A	N/A
End of period	$15.97	$16.62	$16.63	$15.36	$14.12	$15.09	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	126,196	179,521	206,351	229,751	228,468	104,234	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$36.25	$35.94	$28.08	$25.14	$26.22	$19.70	$14.82	$24.48	$22.26	$18.89
End of period	$33.91	$36.25	$35.94	$28.08	$25.14	$26.22	$19.70	$14.82	$24.48	$22.26
Accumulation units outstanding at the end of period	76,421	81,940	115,466	111,805	107,416	72,136	54,698	26,733	12,387	4,543

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.70	$18.01	$13.66	$11.84	$12.40	$9.96	$7.60	$11.59	$12.58	N/A
End of period	$15.72	$17.70	$18.01	$13.66	$11.84	$12.40	$9.96	$7.60	$11.59	N/A
Accumulation units outstanding at the end of period	87,345	92,887	97,365	105,303	94,524	76,510	43,896	25,649	6,400	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.90	$11.63	$10.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.66	$11.90	$11.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,688	7,833	14,683	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.22	$14.38	$11.06	$9.94	$10.26	N/A	N/A	N/A	N/A	N/A
End of period	$15.39	$16.22	$14.38	$11.06	$9.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	75,336	108,956	65,843	61,305	68,738	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.36	$10.44	$10.96	$10.56	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	$10.36	$10.44	$10.96	$10.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,006	38,377	39,714	37,739	37,222	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.62	$12.64	$10.07	$8.70	$11.01	N/A	N/A	N/A	N/A	N/A
End of period	$12.38	$12.62	$12.64	$10.07	$8.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,831	31,757	52,695	50,981	60,393	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.48	$12.22	$10.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.29	$12.48	$12.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,068	28,730	22,425	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.00	$14.80	$11.35	$9.89	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$15.86	$16.00	$14.80	$11.35	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	70,744	82,231	86,853	106,112	106,249	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.72	$12.32	$10.37	$9.00	$10.71	N/A	N/A	N/A	N/A	N/A
End of period	$10.94	$11.72	$12.32	$10.37	$9.00	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	104,402	63,987	81,810	67,834	65,111	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.64	$11.82	$10.86	$9.43	$11.22	N/A	N/A	N/A	N/A	N/A
End of period	$10.07	$10.64	$11.82	$10.86	$9.43	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	84,621	66,399	71,269	52,407	55,774	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.72	$11.73	$10.46	$9.73	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$11.35	$11.72	$11.73	$10.46	$9.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	85,954	95,096	120,074	97,816	98,590	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.00	$10.70	$9.95	$10.07	$11.07	$9.61	$6.53	$13.65	N/A	N/A
End of period	$6.73	$9.00	$10.70	$9.95	$10.07	$11.07	$9.61	$6.53	N/A	N/A
Accumulation units outstanding at the end of period	153,220	146,849	170,597	167,897	203,740	149,569	119,837	85,824	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$37.45	$35.05	$25.70	$23.68	$23.96	$21.67	$16.38	$28.24	$26.23	N/A
End of period	$39.03	$37.45	$35.05	$25.70	$23.68	$23.96	$21.67	$16.38	$28.24	N/A
Accumulation units outstanding at the end of period	66,272	68,153	70,372	77,027	94,881	96,172	104,065	56,755	32,929	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.37	$14.59	$12.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.29	$15.37	$14.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,237	56,479	18,760	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.99	$13.17	$11.61	$10.47	$11.20	$10.47	$8.72	$12.39	$11.70	$10.76
End of period	$12.55	$12.99	$13.17	$11.61	$10.47	$11.20	$10.47	$8.72	$12.39	$11.70
Accumulation units outstanding at the end of period	62,051	69,966	74,972	69,415	83,520	70,814	57,546	34,868	18,121	8,271

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.92	$31.78	$26.28	$22.89	$24.43	$22.28	$16.43	$29.11	$24.59	$22.12
End of period	$32.15	$31.92	$31.78	$26.28	$22.89	$24.43	$22.28	$16.43	$29.11	$24.59
Accumulation units outstanding at the end of period	26,358	22,015	25,907	30,177	38,471	39,224	40,866	40,164	26,616	8,713

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.64	$14.40	$12.08	$10.51	$12.29	$11.64	$9.12	$16.74	$15.24	$11.77
End of period	$11.96	$12.64	$14.40	$12.08	$10.51	$12.29	$11.64	$9.12	$16.74	$15.24
Accumulation units outstanding at the end of period	165,680	161,268	151,407	169,509	171,164	124,101	123,706	111,985	68,649	24,614

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$24.33	$22.58	$17.02	$15.26	$15.69	$14.29	$10.88	$18.20	$18.44	$16.73
End of period	$23.37	$24.33	$22.58	$17.02	$15.26	$15.69	$14.29	$10.88	$18.20	$18.44
Accumulation units outstanding at the end of period	21,240	36,984	38,114	27,139	49,244	15,429	11,383	1,198	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.30	$8.01	$8.69	$7.22	$9.34	$7.97	$4.79	N/A	N/A	N/A
End of period	$6.79	$8.30	$8.01	$8.69	$7.22	$9.34	$7.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,639	25,759	33,888	58,661	68,235	97,700	73,873	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.63	$6.98	$7.29	$6.02	$8.50	$7.41	$4.14	N/A	N/A	N/A
End of period	$7.11	$7.63	$6.98	$7.29	$6.02	$8.50	$7.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	106,424	157,918	112,799	135,474	152,298	126,714	119,639	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.59	$11.50	$9.45	$8.31	$8.59	$7.93	$6.21	$9.91	N/A	N/A
End of period	$10.66	$11.59	$11.50	$9.45	$8.31	$8.59	$7.93	$6.21	N/A	N/A
Accumulation units outstanding at the end of period	439,134	507,810	543,968	629,301	673,816	620,826	626,291	513,539	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.50	$10.96	$8.57	$7.15	$7.76	$7.39	$5.76	$9.88	N/A	N/A
End of period	$9.64	$10.50	$10.96	$8.57	$7.15	$7.76	$7.39	$5.76	N/A	N/A
Accumulation units outstanding at the end of period	45,975	53,047	39,184	41,339	42,687	28,489	19,472	8,111	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.53	$11.81	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.85	$11.53	$11.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	54,553	62,114	40,434	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.50	$13.34	$11.91	$10.82	$10.76	$9.74	$7.47	$10.83	$10.84	N/A
End of period	$12.27	$13.50	$13.34	$11.91	$10.82	$10.76	$9.74	$7.47	$10.83	N/A
Accumulation units outstanding at the end of period	138,484	164,604	187,577	171,140	192,384	134,042	110,142	51,773	47,018	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.56	$10.76	$8.28	$6.63	$7.89	$6.67	$4.46	N/A	N/A	N/A
End of period	$9.74	$9.56	$10.76	$8.28	$6.63	$7.89	$6.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	85,856	65,516	60,113	72,218	95,140	87,627	101,112	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.75	$11.16	$8.86	$7.95	$8.15	$7.46	$6.00	$9.84	N/A	N/A
End of period	$10.99	$11.75	$11.16	$8.86	$7.95	$8.15	$7.46	$6.00	N/A	N/A
Accumulation units outstanding at the end of period	96,948	90,446	103,925	119,275	124,384	95,588	101,392	21,799	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.48	$22.70	$23.39	$22.12	$21.21	$20.09	$17.94	$19.28	$18.36	$17.88
End of period	$23.13	$23.48	$22.70	$23.39	$22.12	$21.21	$20.09	$17.94	$19.28	$18.36
Accumulation units outstanding at the end of period	98,578	105,863	73,459	75,705	81,634	61,396	47,733	48,358	45,752	30,385

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.30	$13.19	$14.58	$12.38	$13.24	$11.62	$9.64	N/A	N/A	N/A
End of period	$10.58	$12.30	$13.19	$14.58	$12.38	$13.24	$11.62	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,392	32,551	35,118	40,555	44,958	33,286	12,932	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.70	$17.74	$13.62	$11.77	$12.83	$10.51	$8.08	$12.88	$12.77	$11.25
End of period	$17.59	$19.70	$17.74	$13.62	$11.77	$12.83	$10.51	$8.08	$12.88	$12.77
Accumulation units outstanding at the end of period	96,869	92,457	103,194	86,625	84,773	51,083	29,570	23,312	36,510	6,981

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.89	$11.53	$8.76	$7.46	$8.51	$7.98	$6.51	$10.65	N/A	N/A
End of period	$12.43	$12.89	$11.53	$8.76	$7.46	$8.51	$7.98	$6.51	N/A	N/A
Accumulation units outstanding at the end of period	47,777	57,072	32,697	40,823	44,101	40,147	38,246	25,728	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.02	$14.19	$14.08	$11.18	$12.16	$10.58	$8.13	$12.89	$15.46	$11.55
End of period	$15.56	$16.02	$14.19	$14.08	$11.18	$12.16	$10.58	$8.13	$12.89	$15.46
Accumulation units outstanding at the end of period	83,897	92,086	106,082	125,039	139,401	76,968	57,128	37,927	21,363	12,002

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.49	$18.80	$16.10	$14.18	$15.52	$14.08	$10.48	$18.08	$16.78	$13.95
End of period	$17.77	$18.49	$18.80	$16.10	$14.18	$15.52	$14.08	$10.48	$18.08	$16.78
Accumulation units outstanding at the end of period	77,319	119,895	77,607	76,484	80,088	66,036	47,952	28,282	22,346	8,048

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.60	$16.56	$12.09	$10.95	$11.96	$10.38	$8.52	$13.92	$12.26	$11.58
End of period	$18.13	$17.60	$16.56	$12.09	$10.95	$11.96	$10.38	$8.52	$13.92	$12.26
Accumulation units outstanding at the end of period	47,448	45,129	46,883	86,695	68,083	35,249	43,310	24,529	7,656	5,448

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.51	$23.80	$18.53	$17.53	$18.94	$15.68	$11.44	$19.11	$20.00	$17.79
End of period	$22.76	$25.51	$23.80	$18.53	$17.53	$18.94	$15.68	$11.44	$19.11	$20.00
Accumulation units outstanding at the end of period	62,170	63,513	68,454	73,886	79,417	66,058	65,852	58,288	38,627	18,855

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.10	$22.75	$16.60	$14.37	$14.85	$11.99	$9.07	$15.33	$14.03	N/A
End of period	$23.22	$24.10	$22.75	$16.60	$14.37	$14.85	$11.99	$9.07	$15.33	N/A
Accumulation units outstanding at the end of period	28,328	23,021	27,870	21,649	21,712	20,066	20,346	12,274	7,351	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.31	$14.14	$11.66	$10.13	$11.16	$10.36	N/A	N/A	N/A	N/A
End of period	$11.87	$13.31	$14.14	$11.66	$10.13	$11.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	215,598	228,281	270,663	284,174	274,254	150,224	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$36.64	$33.58	$24.10	$21.13	$22.88	$18.57	$13.24	$24.29	$22.93	$20.86
End of period	$37.03	$36.64	$33.58	$24.10	$21.13	$22.88	$18.57	$13.24	$24.29	$22.93
Accumulation units outstanding at the end of period	9,091	11,071	12,032	9,627	11,935	7,878	7,639	8,445	4,691	1,215

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.95	$18.33	$19.36	$19.04	$17.66	$16.77	$16.48	$15.77	$15.11	$14.91
End of period	$18.68	$18.95	$18.33	$19.36	$19.04	$17.66	$16.77	$16.48	$15.77	$15.11
Accumulation units outstanding at the end of period	30,157	33,586	37,086	40,331	49,548	32,606	19,735	7,504	8,742	4,528

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.10	$13.02	$13.42	$11.19	$13.86	$11.59	$6.88	$14.03	$10.85	N/A
End of period	$9.66	$12.10	$13.02	$13.42	$11.19	$13.86	$11.59	$6.88	$14.03	N/A
Accumulation units outstanding at the end of period	114,211	123,494	151,305	172,351	213,454	205,747	144,213	77,675	38,571	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.45	$11.72	$9.35	$8.22	$8.56	$7.49	$6.13	$9.79	N/A	N/A
End of period	$11.94	$12.45	$11.72	$9.35	$8.22	$8.56	$7.49	$6.13	N/A	N/A
Accumulation units outstanding at the end of period	120,604	116,878	117,956	131,862	145,889	109,276	98,150	92,255	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.47	$13.00	$13.62	$13.40	$12.74	$12.27	$11.82	$11.62	$11.13	$10.94
End of period	$13.20	$13.47	$13.00	$13.62	$13.40	$12.74	$12.27	$11.82	$11.62	$11.13
Accumulation units outstanding at the end of period	72,719	80,170	106,884	116,066	119,583	95,818	90,894	75,708	63,316	31,432

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.28	$7.03	$5.92	$5.01	$5.28	$4.39	$3.56	$6.01	$5.88	$4.40
End of period	$7.33	$7.28	$7.03	$5.92	$5.01	$5.28	$4.39	$3.56	$6.01	$5.88
Accumulation units outstanding at the end of period	17,114	21,839	23,097	27,684	27,385	14,323	9,418	4,253	2,627	2,195

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.73	$19.06	$13.77	$11.37	$10.87	$9.03	$6.91	$10.25	$11.34	$10.19
End of period	$21.54	$20.73	$19.06	$13.77	$11.37	$10.87	$9.03	$6.91	$10.25	$11.34
Accumulation units outstanding at the end of period	41,944	20,030	37,689	46,310	15,157	4,381	3,175	5,589	2,413	698

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.25	$9.79	$10.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.69	$9.25	$9.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,969	11,469	11,653	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.02	$14.79	$11.54	$10.83	$11.91	$11.88	N/A	N/A	N/A	N/A
End of period	$13.48	$14.02	$14.79	$11.54	$10.83	$11.91	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	46,139	5,977	4,379	920	1,219	891	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.20	$10.10	$7.72	$6.24	$7.30	$6.55	$5.63	$11.63	$14.34	$12.31
End of period	$10.87	$11.20	$10.10	$7.72	$6.24	$7.30	$6.55	$5.63	$11.63	$14.34
Accumulation units outstanding at the end of period	57,661	50,928	47,658	53,760	64,075	54,704	54,054	45,712	4,945	3,539

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.92	$19.48	$14.09	$12.12	$11.14	$10.93	$9.21	$12.22	$11.58	$11.10
End of period	$25.01	$23.92	$19.48	$14.09	$12.12	$11.14	$10.93	$9.21	$12.22	$11.58
Accumulation units outstanding at the end of period	71,766	77,561	52,692	37,417	36,911	28,497	20,422	27,068	6,522	4,513

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.77	$12.36	$10.18	$9.11	$9.48	$8.34	$6.79	$9.87	N/A	N/A
End of period	$12.35	$12.77	$12.36	$10.18	$9.11	$9.48	$8.34	$6.79	N/A	N/A
Accumulation units outstanding at the end of period	458,850	515,072	683,610	759,678	882,373	855,894	886,273	58,618	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.20	$17.58	$14.76	$12.74	$14.80	$14.12	$11.13	$19.88	$18.36	$14.90
End of period	$15.72	$16.20	$17.58	$14.76	$12.74	$14.80	$14.12	$11.13	$19.88	$18.36
Accumulation units outstanding at the end of period	134,225	96,060	162,836	225,920	242,946	205,479	161,123	112,251	83,471	36,913

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$17.01	$15.58	$12.05	$10.41	$10.83	$9.43	$7.74	$13.73	$13.79	$11.83
End of period	$16.19	$17.01	$15.58	$12.05	$10.41	$10.83	$9.43	$7.74	$13.73	$13.79
Accumulation units outstanding at the end of period	1,147,631	1,245,683	1,309,229	1,532,888	1,765,053	1,810,640	1,965,144	2,284,836	2,238,080	1,041,849

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.71	$17.82	$12.87	$10.96	$10.96	$9.53	$7.24	$12.62	N/A	N/A
End of period	$20.61	$20.71	$17.82	$12.87	$10.96	$10.96	$9.53	$7.24	N/A	N/A
Accumulation units outstanding at the end of period	30,034	108,821	54,384	54,577	46,502	30,668	36,749	36,565	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.76	$38.39	$31.21	$30.49	$30.09	$25.74	$21.85	$35.84	$27.00	$22.78
End of period	$25.42	$33.76	$38.39	$31.21	$30.49	$30.09	$25.74	$21.85	$35.84	$27.00
Accumulation units outstanding at the end of period	51,656	47,573	46,091	50,537	51,273	34,856	34,107	24,031	17,095	9,653

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.28	$15.08	$13.65	$12.42	$12.90	$11.64	$9.56	N/A	N/A	N/A
End of period	$15.73	$15.28	$15.08	$13.65	$12.42	$12.90	$11.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,259	12,930	11,992	4,495	6,058	4,585	3,131	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.14	$14.67	$10.64	$9.73	$9.45	$8.26	$7.08	$10.73	N/A	N/A
End of period	$13.63	$15.14	$14.67	$10.64	$9.73	$9.45	$8.26	$7.08	N/A	N/A
Accumulation units outstanding at the end of period	156,207	14,237	9,216	9,850	9,821	8,236	10,828	840	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$25.00	$23.32	$17.87	$15.54	$16.18	$13.11	$9.68	$15.80	$14.99	$13.93
End of period	$23.87	$25.00	$23.32	$17.87	$15.54	$16.18	$13.11	$9.68	$15.80	$14.99
Accumulation units outstanding at the end of period	68,431	64,912	77,206	122,689	138,156	91,380	74,999	51,898	46,345	25,081

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.90	$15.24	$11.80	$10.42	$10.47	$9.32	$7.54	$12.33	$11.98	$10.61
End of period	$16.73	$16.90	$15.24	$11.80	$10.42	$10.47	$9.32	$7.54	$12.33	$11.98
Accumulation units outstanding at the end of period	348,873	354,531	412,207	400,227	419,389	300,244	212,849	143,544	104,397	50,462

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.64	$15.41	$11.47	$10.27	$11.34	$9.57	$6.04	N/A	N/A	N/A
End of period	$14.57	$15.64	$15.41	$11.47	$10.27	$11.34	$9.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,924	82,941	31,142	24,026	29,571	13,384	10,127	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.65	$21.09	$15.52	$13.65	$14.55	$11.74	$9.39	$14.71	$15.31	$13.28
End of period	$20.28	$21.65	$21.09	$15.52	$13.65	$14.55	$11.74	$9.39	$14.71	$15.31
Accumulation units outstanding at the end of period	74,983	79,746	103,364	146,982	174,597	154,563	159,665	72,130	52,272	26,866

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.39	$8.78	$7.09	$6.50	$6.65	$6.04	$3.76	$6.77	$6.02	$5.61
End of period	$10.65	$10.39	$8.78	$7.09	$6.50	$6.65	$6.04	$3.76	$6.77	$6.02
Accumulation units outstanding at the end of period	121,083	95,679	75,980	96,985	167,009	163,877	112,837	47,076	24,925	7,365

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.50	$12.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.74	$12.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	5,661	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.50	$10.20	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.17	$10.50	$10.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,837	12,236	7,093	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.63	$17.63	$14.23	$12.04	$13.36	$11.81	$8.63	$14.87	$14.26	$12.42
End of period	$17.95	$17.63	$17.63	$14.23	$12.04	$13.36	$11.81	$8.63	$14.87	$14.26
Accumulation units outstanding at the end of period	154,668	103,751	103,724	115,497	132,457	97,287	94,770	73,138	46,946	28,598

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.18	$13.01	$14.59	$13.71	$12.51	$11.83	$10.29	$10.89	N/A	N/A
End of period	$12.53	$13.18	$13.01	$14.59	$13.71	$12.51	$11.83	$10.29	N/A	N/A
Accumulation units outstanding at the end of period	112,589	118,366	126,668	185,666	182,415	125,007	67,166	44,411	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.40	$18.04	$18.77	$17.70	$17.21	$16.30	$14.39	$14.61	$13.76	$13.55
End of period	$18.13	$18.40	$18.04	$18.77	$17.70	$17.21	$16.30	$14.39	$14.61	$13.76
Accumulation units outstanding at the end of period	251,383	300,306	356,392	402,103	400,199	297,459	226,783	147,130	163,713	55,854

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.52	$10.70	$10.45	$9.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.19	$10.52	$10.70	$10.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	55,328	35,997	24,761	13,536	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.01	$18.33	$17.27	$15.07	$14.68	$12.94	$9.01	$13.26	$13.67	$12.62
End of period	$16.45	$18.01	$18.33	$17.27	$15.07	$14.68	$12.94	$9.01	$13.26	$13.67
Accumulation units outstanding at the end of period	55,707	111,226	78,390	126,032	109,333	87,503	89,128	12,052	14,062	2,528

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.08	$14.84	$10.72	$9.39	$10.33	$8.13	$5.62	N/A	N/A	N/A
End of period	$14.51	$16.08	$14.84	$10.72	$9.39	$10.33	$8.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,733	15,963	12,673	11,241	12,220	5,234	2,609	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.21	$14.65	$10.87	$9.25	$10.25	$8.18	$6.23	N/A	N/A	N/A
End of period	$14.40	$15.21	$14.65	$10.87	$9.25	$10.25	$8.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	53,024	7,621	6,481	6,767	6,248	4,555	4,143	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$27.09	$24.54	$17.84	$15.72	$16.91	$14.67	$10.34	$19.97	$21.57	N/A
End of period	$24.27	$27.09	$24.54	$17.84	$15.72	$16.91	$14.67	$10.34	$19.97	N/A
Accumulation units outstanding at the end of period	8,365	7,964	8,365	9,534	9,139	8,277	6,544	7,425	296	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.26	$14.44	$10.39	$8.13	$10.10	$8.15	N/A	N/A	N/A	N/A
End of period	$13.93	$14.26	$14.44	$10.39	$8.13	$10.10	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	37,275	37,435	37,355	47,289	51,102	23,889	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.37	$17.26	$12.25	$10.74	$10.34	$9.26	$6.65	N/A	N/A	N/A
End of period	$18.05	$19.37	$17.26	$12.25	$10.74	$10.34	$9.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	364,502	327,085	241,416	224,376	235,546	202,981	176,018	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.18	$18.69	$13.32	$11.64	$10.74	$9.72	$6.87	N/A	N/A	N/A
End of period	$20.03	$20.18	$18.69	$13.32	$11.64	$10.74	$9.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42,783	16,698	14,553	10,172	7,745	8,096	7,202	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.43	$15.62	$12.17	$11.00	$9.97	$8.59	$7.09	N/A	N/A	N/A
End of period	$17.22	$17.43	$15.62	$12.17	$11.00	$9.97	$8.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	266,420	268,905	223,105	94,580	73,140	39,512	21,694	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.50	$18.56	$12.62	$11.27	$10.78	$9.61	$6.24	N/A	N/A	N/A
End of period	$18.18	$21.50	$18.56	$12.62	$11.27	$10.78	$9.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,104	40,432	13,952	22,811	12,332	6,475	17,927	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.15	$18.31	$14.84	$13.06	$13.97	$12.16	$9.46	$15.85	$14.80	$13.05
End of period	$18.74	$19.15	$18.31	$14.84	$13.06	$13.97	$12.16	$9.46	$15.85	$14.80
Accumulation units outstanding at the end of period	401,410	409,501	345,225	291,483	295,025	339,640	341,213	298,276	95,865	49,161

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.04	$12.88	$12.56	$11.77	$11.63	$10.91	$9.79	$11.57	$11.10	$10.49
End of period	$12.59	$13.04	$12.88	$12.56	$11.77	$11.63	$10.91	$9.79	$11.57	$11.10
Accumulation units outstanding at the end of period	199,729	179,913	198,991	234,216	175,755	186,469	78,861	77,594	29,442	27,007

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.14	$18.46	$15.35	$13.57	$14.27	$12.53	$9.97	$15.72	$14.74	$13.16
End of period	$18.74	$19.14	$18.46	$15.35	$13.57	$14.27	$12.53	$9.97	$15.72	$14.74
Accumulation units outstanding at the end of period	697,387	736,025	767,893	825,328	940,047	831,904	806,523	345,603	268,607	161,829

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.47	$14.18	$13.09	$12.03	$12.16	$11.13	$9.56	$12.37	$11.71	$10.81
End of period	$14.04	$14.47	$14.18	$13.09	$12.03	$12.16	$11.13	$9.56	$12.37	$11.71
Accumulation units outstanding at the end of period	370,553	421,466	434,996	443,361	445,719	359,516	364,645	190,994	129,721	85,598

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.00	$17.56	$15.45	$13.84	$14.29	$12.87	$10.62	$14.93	$14.01	$12.73
End of period	$17.53	$18.00	$17.56	$15.45	$13.84	$14.29	$12.87	$10.62	$14.93	$14.01
Accumulation units outstanding at the end of period	433,208	506,138	534,833	672,029	667,454	525,037	469,013	343,344	298,539	214,732

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,903	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.05	$15.88	$10.67	$8.92	$9.61	$8.90	$6.35	N/A	N/A	N/A
End of period	$16.34	$18.05	$15.88	$10.67	$8.92	$9.61	$8.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,545	51,590	17,616	14,456	13,867	10,735	2,877	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$45.76	$42.90	$31.53	$27.05	$27.89	$24.35	$17.29	$30.83	$28.54	$25.58
End of period	$49.70	$45.76	$42.90	$31.53	$27.05	$27.89	$24.35	$17.29	$30.83	$28.54
Accumulation units outstanding at the end of period	146,224	119,854	167,407	161,678	160,453	120,982	94,001	59,480	40,179	13,651

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$72.39	$65.39	$48.82	$43.81	$45.31	$36.11	$25.07	$43.04	$37.43	$35.72
End of period	$75.62	$72.39	$65.39	$48.82	$43.81	$45.31	$36.11	$25.07	$43.04	$37.43
Accumulation units outstanding at the end of period	78,881	79,405	78,255	72,600	71,563	61,679	52,906	38,972	21,773	10,555

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.97	$10.12	$10.30	$10.25	$10.30	$10.20	$9.66	$10.47	$10.18	N/A
End of period	$9.81	$9.97	$10.12	$10.30	$10.25	$10.30	$10.20	$9.66	$10.47	N/A
Accumulation units outstanding at the end of period	89,508	124,876	107,617	121,128	152,853	135,981	121,826	126,135	147,567	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.55	$21.19	$15.75	$13.45	$14.00	$12.31	$9.15	$15.67	$15.84	$13.45
End of period	$22.68	$23.55	$21.19	$15.75	$13.45	$14.00	$12.31	$9.15	$15.67	$15.84
Accumulation units outstanding at the end of period	161,582	162,215	162,820	173,084	198,478	163,370	158,698	105,560	46,175	22,001

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$36.59	$33.95	$28.99	$26.84	$26.49	$24.36	$20.74	$26.67	$25.28	$22.67
End of period	$35.57	$36.59	$33.95	$28.99	$26.84	$26.49	$24.36	$20.74	$26.67	$25.28
Accumulation units outstanding at the end of period	129,410	93,832	82,105	82,087	82,578	35,865	25,548	16,647	16,266	3,613

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.10	$11.31	$11.53	$11.75	$11.97	$12.20	$12.42	$12.38	$12.05	N/A
End of period	$10.89	$11.10	$11.31	$11.53	$11.75	$11.97	$12.20	$12.42	$12.38	N/A
Accumulation units outstanding at the end of period	108,952	93,777	103,745	91,752	130,533	50,735	185,160	222,307	130,795	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.63	$27.12	$21.09	$18.48	$19.23	$17.24	$14.17	$21.66	$20.48	$17.26
End of period	$28.16	$29.63	$27.12	$21.09	$18.48	$19.23	$17.24	$14.17	$21.66	$20.48
Accumulation units outstanding at the end of period	74,661	69,306	134,902	153,414	145,704	90,815	55,571	45,127	42,914	20,374

Accumulation Unit Values
Contract with Endorsements - 1.92%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.93	$16.98	$15.81	$14.52	$15.65	$13.77	N/A	N/A	N/A	N/A
End of period	$16.31	$16.93	$16.98	$15.81	$14.52	$15.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.61	$12.63	$10.06	$8.70	$11.01	N/A	N/A	N/A	N/A	N/A
End of period	$12.36	$12.61	$12.63	$10.06	$8.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,800	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.98	$10.68	$9.94	$10.06	$11.07	$9.60	$6.53	$13.65	N/A	N/A
End of period	$6.72	$8.98	$10.68	$9.94	$10.06	$11.07	$9.60	$6.53	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,964	2,303	—	—	10,693	10,573	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.61	$6.96	$7.27	$6.00	$8.48	$7.41	N/A	N/A	N/A	N/A
End of period	$7.09	$7.61	$6.96	$7.27	$6.00	$8.48	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	15,476	—	—	—	—	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.57	$11.48	$9.44	$8.30	$8.58	$7.92	$6.21	$9.91	N/A	N/A
End of period	$10.64	$11.57	$11.48	$9.44	$8.30	$8.58	$7.92	$6.21	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	12,878	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.53	$11.80	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.84	$11.53	$11.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,887	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.55	$10.74	$8.27	$6.63	$7.89	$6.67	N/A	N/A	N/A	N/A
End of period	$9.72	$9.55	$10.74	$8.27	$6.63	$7.89	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.39	$22.62	$23.30	$22.05	$21.15	$20.03	$17.89	N/A	N/A	N/A
End of period	$23.03	$23.39	$22.62	$23.30	$22.05	$21.15	$20.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.28	$13.17	$14.57	$12.37	$13.23	N/A	N/A	N/A	N/A	N/A
End of period	$10.56	$12.28	$13.17	$14.57	$12.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,567	4,181	4,885	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,867	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.00	$14.18	$14.06	$11.17	$12.15	$10.57	$8.13	$12.89	N/A	N/A
End of period	$15.54	$16.00	$14.18	$14.06	$11.17	$12.15	$10.57	$8.13	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,393	1,633	—	—	—	7,283	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.08	$13.00	$13.40	$11.18	$13.85	$11.58	N/A	N/A	N/A	N/A
End of period	$9.64	$12.08	$13.00	$13.40	$11.18	$13.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	9,229	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.17	$10.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.86	$11.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19	20	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.84	$19.42	$14.05	$12.08	$11.11	$10.90	$9.19	$12.20	N/A	N/A
End of period	$24.93	$23.84	$19.42	$14.05	$12.08	$11.11	$10.90	$9.19	N/A	N/A
Accumulation units outstanding at the end of period	5,140	5,198	4,067	4,767	5,570	—	—	11,935	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.16	$17.54	$14.72	$12.72	$14.78	$14.10	$11.12	$19.86	N/A	N/A
End of period	$15.68	$16.16	$17.54	$14.72	$12.72	$14.78	$14.10	$11.12	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	6,594	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.98	$15.55	$12.03	$10.39	$10.82	$9.42	$7.73	$13.72	N/A	N/A
End of period	$16.15	$16.98	$15.55	$12.03	$10.39	$10.82	$9.42	$7.73	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	9,305	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.66	$38.28	$31.13	$30.41	$30.02	$25.69	$21.81	$35.78	N/A	N/A
End of period	$25.34	$33.66	$38.28	$31.13	$30.41	$30.02	$25.69	$21.81	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,679	1,968	2,300	3,385	—	4,045	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.93	$23.27	$17.83	$15.51	$16.15	N/A	N/A	N/A	N/A	N/A
End of period	$23.80	$24.93	$23.27	$17.83	$15.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.86	$15.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.68	$16.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,334	21,577	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.35	$8.76	$7.07	$6.48	$6.63	$6.03	$3.75	$6.76	N/A	N/A
End of period	$10.57	$10.35	$8.76	$7.07	$6.48	$6.63	$6.03	$3.75	N/A	N/A
Accumulation units outstanding at the end of period	16	17	15,149	—	—	14,456	26,447	26,576	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.16	$12.99	$14.57	$13.70	$12.50	N/A	N/A	N/A	N/A	N/A
End of period	$12.51	$13.16	$12.99	$14.57	$13.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,836	4,496	5,254	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.96	$18.29	$17.23	$15.04	$14.65	N/A	N/A	N/A	N/A	N/A
End of period	$16.41	$17.96	$18.29	$17.23	$15.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,258	3,818	4,462	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.40	$15.60	$12.16	$10.99	$9.96	N/A	N/A	N/A	N/A	N/A
End of period	$17.19	$17.40	$15.60	$12.16	$10.99	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	41,230	41,700	4,778	5,601	6,544	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.47	$18.54	$12.60	$11.26	$10.78	N/A	N/A	N/A	N/A	N/A
End of period	$18.15	$21.47	$18.54	$12.60	$11.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	4,220	4,946	5,779	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.44	$14.16	$13.07	$12.01	$12.14	N/A	N/A	N/A	N/A	N/A
End of period	$14.00	$14.44	$14.16	$13.07	$12.01	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	175,027	167,551	157,899	149,135	141,840	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$45.55	$42.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$49.40	$45.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,805	3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.28	$10.96	$9.02	$8.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.77	$11.28	$10.96	$9.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	111,400	1,604	1,625	2,192	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.43	$12.04	$10.49	$9.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.97	$12.43	$12.04	$10.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	161,840	6,975	7,055	7,259	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	144,247	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.18	$16.14	$14.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.50	$16.18	$16.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	103,985	5,283	5,517	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.57	$16.59	$15.05	$13.79	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.87	$16.57	$16.59	$15.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	318,312	42,793	64,485	55,347	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.52	$16.55	$15.30	$14.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.87	$16.52	$16.55	$15.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	335,196	11,922	12,639	13,935	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.59	$35.32	$27.62	$24.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$33.26	$35.59	$35.32	$27.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	109,281	8,757	8,774	10,961	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.53	$17.85	$13.55	$11.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.56	$17.53	$17.85	$13.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	136,636	11,774	15,124	9,567	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	375,883	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.14	$14.32	$11.03	$9.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.30	$16.14	$14.32	$11.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	929,092	24,714	28,967	31,448	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.31	$10.40	$10.93	$10.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.68	$10.31	$10.40	$10.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	81,172	13,394	12,851	13,735	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.56	$12.59	$10.04	$8.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.31	$12.56	$12.59	$10.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	177,725	6,241	6,156	9,570	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.45	$12.20	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.25	$12.45	$12.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	118,883	10,626	8,900	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.93	$14.75	$11.32	$9.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.77	$15.93	$14.75	$11.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	323,769	17,284	15,620	31,901	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.67	$12.28	$10.34	$8.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.88	$11.67	$12.28	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	352,327	27,869	25,330	22,650	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.59	$11.78	$10.83	$9.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.01	$10.59	$11.78	$10.83	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	236,489	11,079	10,659	13,307	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.67	$11.69	$10.43	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.29	$11.67	$11.69	$10.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	463,419	35,972	31,146	55,839	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.93	$10.62	$9.89	$10.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.67	$8.93	$10.62	$9.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	160,066	13,246	14,180	18,459	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.72	$34.41	$25.25	$23.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$38.24	$36.72	$34.41	$25.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,134	418	734	956	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.33	$14.56	$12.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.24	$15.33	$14.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	106,828	7,192	1,140	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,771	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.29	$31.19	$25.82	$22.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$31.49	$31.29	$31.19	$25.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,815	75	76	65	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.43	$14.17	$11.90	$10.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.75	$12.43	$14.17	$11.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,087	1,178	2,218	3,524	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.89	$22.19	$16.75	$15.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.92	$23.89	$22.19	$16.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,688	3,499	1,930	2,296	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.24	$7.96	$8.64	$7.19	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.73	$8.24	$7.96	$8.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,180	109	85	1,664	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.58	$6.94	$7.25	$5.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.06	$7.58	$6.94	$7.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	126,475	6,307	9,231	8,826	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.49	$11.42	$9.40	$8.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.57	$11.49	$11.42	$9.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	180,987	36,954	39,738	37,491	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.41	$10.88	$8.52	$7.12	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.55	$10.41	$10.88	$8.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	97,648	6,193	18,162	11,967	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.50	$11.78	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.80	$11.50	$11.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	122,412	4,554	1,776	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.38	$13.23	$11.83	$10.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.15	$13.38	$13.23	$11.83	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	474,891	21,412	19,498	23,771	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.49	$10.69	$8.24	$6.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	$9.49	$10.69	$8.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	188,168	1,360	2,689	10,422	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.65	$11.08	$8.81	$7.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.89	$11.65	$11.08	$8.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	150,852	7,805	8,033	9,270	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.02	$22.28	$22.98	$21.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.65	$23.02	$22.28	$22.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	122,950	8,465	9,275	9,418	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.51	$17.59	$13.52	$11.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.41	$19.51	$17.59	$13.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	204,107	16,172	14,862	17,309	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.79	$11.45	$8.71	$7.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.32	$12.79	$11.45	$8.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	115,689	3,866	4,152	4,419	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.86	$14.07	$13.97	$11.11	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.40	$15.86	$14.07	$13.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	189,769	6,974	7,252	13,818	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.13	$18.45	$15.82	$13.94	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.41	$18.13	$18.45	$15.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	87,227	6,775	6,705	8,071	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.37	$16.36	$11.95	$10.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.88	$17.37	$16.36	$11.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	68,678	1,273	2,339	5,398	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.08	$23.42	$18.26	$17.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.36	$25.08	$23.42	$18.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,009	1,785	1,839	1,801	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.79	$22.47	$16.41	$14.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.90	$23.79	$22.47	$16.41	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	124,925	7,179	1,437	2,258	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.24	$14.08	$11.62	$10.11	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.79	$13.24	$14.08	$11.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	412,951	54,801	57,688	60,545	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.93	$32.97	$23.68	$20.78	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$36.28	$35.93	$32.97	$23.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	80,784	9,221	3,815	3,221	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.59	$17.99	$19.02	$18.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.30	$18.59	$17.99	$19.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	88,377	3,319	3,295	4,237	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.35	$11.64	$9.30	$8.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.83	$12.35	$11.64	$9.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	93,203	2,330	2,201	1,946	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.30	$12.85	$13.47	$13.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.02	$13.30	$12.85	$13.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	121,928	5,827	4,546	5,091	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.16	$6.93	$5.84	$4.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.21	$7.16	$6.93	$5.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,006	5,496	4,730	5,393	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.37	$18.75	$13.56	$11.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.14	$20.37	$18.75	$13.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	124,735	1,829	926	649	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	135,631	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	84,355	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$11.03	$9.95	$7.61	$6.16	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.69	$11.03	$9.95	$7.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	135,098	2,066	6,531	4,108	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.55	$19.20	$13.90	$11.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.60	$23.55	$19.20	$13.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	279,590	10,442	7,630	6,647	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.67	$12.28	$10.12	$9.06	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.24	$12.67	$12.28	$10.12	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	294,699	39,050	39,148	39,716	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	98,835	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.84	$15.43	$11.96	$10.33	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.01	$16.84	$15.43	$11.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	331,650	16,346	17,212	18,783	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	73,385	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.24	$37.83	$30.79	$30.11	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.01	$33.24	$37.83	$30.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	96,113	3,539	1,718	3,184	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,170	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.01	$14.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.49	$15.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,695	439	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.67	$23.04	$17.68	$15.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.54	$24.67	$23.04	$17.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	105,150	507	3,375	603	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.69	$15.06	$11.67	$10.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.50	$16.69	$15.06	$11.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	445,794	881	2,551	1,407	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.52	$15.30	$11.40	$10.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.45	$15.52	$15.30	$11.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	58,872	1,387	2,562	3,245	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.37	$20.84	$15.36	$13.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.00	$21.37	$20.84	$15.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	77,518	310	122	449	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.23	$8.65	$7.00	$6.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.47	$10.23	$8.65	$7.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	846,169	5,409	5,168	7,071	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.47	$12.77	$9.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	$12.47	$12.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	46,430	—	81	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.47	$10.18	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.14	$10.47	$10.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	146,114	1,603	95	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.39	$17.41	$14.07	$11.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.69	$17.39	$17.41	$14.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	168,502	8,348	8,078	8,348	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.08	$12.92	$14.50	$13.64	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.42	$13.08	$12.92	$14.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	241,012	12,115	16,624	31,384	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.09	$17.75	$18.50	$17.46	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.81	$18.09	$17.75	$18.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	294,902	26,374	26,851	24,785	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.48	$10.67	$10.43	$9.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.14	$10.48	$10.67	$10.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	283,619	3,444	5,349	6,877	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.72	$18.06	$17.02	$14.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.17	$17.72	$18.06	$17.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	153,557	12,617	10,718	13,477	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.98	$14.76	$10.67	$9.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.40	$15.98	$14.76	$10.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,759	1,436	1,453	1,470	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.11	$14.56	$10.82	$9.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.29	$15.11	$14.56	$10.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	76,319	251	253	287	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.57	$24.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.77	$26.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,323	723	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.24	$17.16	$12.19	$10.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.91	$19.24	$17.16	$12.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	506,666	10,499	3,808	4,566	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.03	$18.57	$13.25	$11.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.87	$20.03	$18.57	$13.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	115,419	980	976	870	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.30	$15.53	$12.11	$10.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.08	$17.30	$15.53	$12.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	380,456	13,920	15,153	10,386	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.35	$18.45	$12.55	$11.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.03	$21.35	$18.45	$12.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	147,467	2,122	2,301	2,597	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.83	$18.03	$14.62	$12.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.41	$18.83	$18.03	$14.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	180,643	—	—	113	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.90	$12.77	$12.46	$11.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.45	$12.90	$12.77	$12.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	123,873	2,412	2,417	17,914	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.82	$18.17	$15.13	$13.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.41	$18.82	$18.17	$15.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	493,485	46,806	42,279	43,130	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.32	$14.05	$12.98	$11.94	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.88	$14.32	$14.05	$12.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	509,449	19,661	22,059	22,592	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.70	$17.28	$15.22	$13.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.22	$17.70	$17.28	$15.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	529,834	21,216	21,294	27,084	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,514	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.93	$15.78	$10.61	$8.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.21	$17.93	$15.78	$10.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	68,110	2,130	2,156	1,799	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.87	$42.11	$30.98	$26.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$48.69	$44.87	$42.11	$30.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	275,254	15,505	17,460	16,141	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$70.98	$64.18	$47.96	$43.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$74.07	$70.98	$64.18	$47.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	120,189	7,417	7,726	7,337	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.88	$10.04	$10.23	$10.19	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.72	$9.88	$10.04	$10.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	166,024	5,070	5,059	17,835	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.21	$20.91	$15.55	$13.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.33	$23.21	$20.91	$15.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	761,067	10,852	8,218	7,836	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.88	$33.32	$28.49	$26.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$34.85	$35.88	$33.32	$28.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	146,060	3,242	3,360	11,118	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.88	$11.10	$11.32	$11.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.66	$10.88	$11.10	$11.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	111,322	475	462	455	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.26	$26.82	$20.88	$18.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.79	$29.26	$26.82	$20.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	74,640	13,323	13,674	14,295	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.02%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,804	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,427	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$38.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,171	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,984	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,661	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,147	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,114	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$48.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,617	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.81	$16.88	$15.73	$14.47	$15.62	$13.76	N/A	N/A	N/A	N/A
End of period	$16.17	$16.81	$16.88	$15.73	$14.47	$15.62	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,346	1,633	1,674	1,703	1,732	1,347	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.24	$10.93	$8.99	$8.01	$8.44	$7.64	N/A	N/A	N/A	N/A
End of period	$10.72	$11.24	$10.93	$8.99	$8.01	$8.44	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	769	513	521	528	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.01	$11.66	$9.70	$8.67	$8.93	$8.04	$6.69	$10.46	N/A	N/A
End of period	$11.53	$12.01	$11.66	$9.70	$8.67	$8.93	$8.04	$6.69	N/A	N/A
Accumulation units outstanding at the end of period	4,930	8,170	11,182	11,757	11,764	5,359	5,438	2,868	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.13	$16.11	$14.44	$13.26	$13.89	N/A	N/A	N/A	N/A	N/A
End of period	$15.45	$16.13	$16.11	$14.44	$13.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	791	7,033	7,643	8,412	8,854	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.52	$16.55	$15.02	$13.77	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.82	$16.52	$16.55	$15.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,253	1,309	1,365	1,410	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.48	$16.52	$15.27	$14.06	$15.05	N/A	N/A	N/A	N/A	N/A
End of period	$15.82	$16.48	$16.52	$15.27	$14.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,961	6,466	14,467	14,118	13,969	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.30	$35.05	$27.42	$24.59	$25.69	$19.33	$14.56	$24.08	$21.93	N/A
End of period	$32.97	$35.30	$35.05	$27.42	$24.59	$25.69	$19.33	$14.56	$24.08	N/A
Accumulation units outstanding at the end of period	42	932	1,201	1,035	2,023	13,456	702	182	—	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.45	$17.78	$13.51	$11.72	$12.30	$9.90	$7.56	$11.54	$12.55	$10.88
End of period	$15.48	$17.45	$17.78	$13.51	$11.72	$12.30	$9.90	$7.56	$11.54	$12.55
Accumulation units outstanding at the end of period	2,243	2,585	5,287	4,023	5,645	4,397	3,782	2,504	2,247	152

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.86	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.60	$11.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,559	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.11	$14.30	$11.02	$9.92	$10.25	N/A	N/A	N/A	N/A	N/A
End of period	$15.26	$16.11	$14.30	$11.02	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,486	18,184	19,160	20,050	13,885	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.29	$10.38	$10.92	$10.54	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	$10.29	$10.38	$10.92	$10.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,446	15,136	14,181	13,415	13,736	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.54	$12.57	$10.03	$8.68	$11.00	N/A	N/A	N/A	N/A	N/A
End of period	$12.28	$12.54	$12.57	$10.03	$8.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,395	4,631	4,483	4,771	3,741	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.89	$14.72	$11.30	$9.87	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$15.73	$15.89	$14.72	$11.30	$9.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,062	16,490	18,056	18,578	13,298	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.64	$12.26	$10.33	$8.98	$10.70	N/A	N/A	N/A	N/A	N/A
End of period	$10.85	$11.64	$12.26	$10.33	$8.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,192	8,233	8,982	9,042	9,487	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.57	$11.76	$10.82	$9.41	$11.21	N/A	N/A	N/A	N/A	N/A
End of period	$9.99	$10.57	$11.76	$10.82	$9.41	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,830	10,190	10,995	9,329	7,390	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.65	$11.67	$10.42	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.26	$11.65	$11.67	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,067	2,069	1,929	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.90	$10.59	$9.87	$9.99	$11.01	$9.57	$6.51	$13.63	N/A	N/A
End of period	$6.65	$8.90	$10.59	$9.87	$9.99	$11.01	$9.57	$6.51	N/A	N/A
Accumulation units outstanding at the end of period	791	5,831	12,241	11,618	15,944	13,692	8,734	2,920	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.71	$12.91	$11.40	$10.29	$11.03	$10.33	$8.61	$12.25	$11.58	$10.67
End of period	$12.27	$12.71	$12.91	$11.40	$10.29	$11.03	$10.33	$8.61	$12.25	$11.58
Accumulation units outstanding at the end of period	—	402	7,892	6,503	6,792	2,414	2,050	1,103	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.02	$30.93	$25.62	$22.35	$23.88	$21.81	$16.10	$28.58	$24.18	$21.78
End of period	$31.20	$31.02	$30.93	$25.62	$22.35	$23.88	$21.81	$16.10	$28.58	$24.18
Accumulation units outstanding at the end of period	334	339	399	407	1,248	906	918	854	271	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.33	$14.07	$11.82	$10.30	$12.06	$11.44	$8.97	$16.50	$15.04	$11.63
End of period	$11.65	$12.33	$14.07	$11.82	$10.30	$12.06	$11.44	$8.97	$16.50	$15.04
Accumulation units outstanding at the end of period	1,705	2,084	4,549	4,894	6,490	5,316	5,182	2,904	2,796	816

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.69	$22.02	$16.63	$14.93	$15.36	$14.02	$10.69	$17.90	$18.17	$16.50
End of period	$22.72	$23.69	$22.02	$16.63	$14.93	$15.36	$14.02	$10.69	$17.90	$18.17
Accumulation units outstanding at the end of period	—	66	1,483	449	477	494	444	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.22	$7.94	$8.62	$7.18	$9.30	$7.95	N/A	N/A	N/A	N/A
End of period	$6.71	$8.22	$7.94	$8.62	$7.18	$9.30	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,757	3,875	3,926	3,867	2,285	1,876	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.56	$6.92	$7.24	$5.98	$8.47	$7.39	N/A	N/A	N/A	N/A
End of period	$7.03	$7.56	$6.92	$7.24	$5.98	$8.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,572	4,161	6,728	7,605	7,652	5,606	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.45	$11.38	$9.37	$8.25	$8.54	$7.89	$6.19	$9.89	N/A	N/A
End of period	$10.53	$11.45	$11.38	$9.37	$8.25	$8.54	$7.89	$6.19	N/A	N/A
Accumulation units outstanding at the end of period	7,097	26,595	49,158	64,483	77,481	76,419	57,310	30,492	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.38	$10.85	$8.49	$7.10	$7.72	$7.36	$5.74	$9.87	N/A	N/A
End of period	$9.51	$10.38	$10.85	$8.49	$7.10	$7.72	$7.36	$5.74	N/A	N/A
Accumulation units outstanding at the end of period	2,786	4,348	8,237	8,560	7,790	6,544	2,433	2,468	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.33	$13.19	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	$10.83	N/A
End of period	$12.10	$13.33	$13.19	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	N/A
Accumulation units outstanding at the end of period	3,602	16,019	38,341	43,851	56,539	54,580	41,124	11,064	5,511	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.46	$10.66	$8.22	$6.59	$7.86	N/A	N/A	N/A	N/A	N/A
End of period	$9.63	$9.46	$10.66	$8.22	$6.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	689	2,600	2,642	4,962	5,411	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.61	$11.04	$8.79	$7.89	$8.11	$7.42	$5.98	$9.83	N/A	N/A
End of period	$10.84	$11.61	$11.04	$8.79	$7.89	$8.11	$7.42	$5.98	N/A	N/A
Accumulation units outstanding at the end of period	7,633	11,953	28,123	31,457	44,221	37,935	29,206	9,603	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.82	$22.10	$22.79	$21.59	$20.74	$19.67	$17.58	$18.93	$18.05	$17.60
End of period	$22.44	$22.82	$22.10	$22.79	$21.59	$20.74	$19.67	$17.58	$18.93	$18.05
Accumulation units outstanding at the end of period	392	2,340	6,003	6,731	7,682	18,995	17,668	13,728	14,245	12,037

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.19	$13.09	$14.49	$12.32	$13.19	$11.60	N/A	N/A	N/A	N/A
End of period	$10.47	$12.19	$13.09	$14.49	$12.32	$13.19	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,941	3,899	4,780	4,818	5,078	4,526	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.42	$17.52	$13.47	$11.65	$12.73	$10.44	$8.03	$12.83	$12.74	$11.24
End of period	$17.32	$19.42	$17.52	$13.47	$11.65	$12.73	$10.44	$8.03	$12.83	$12.74
Accumulation units outstanding at the end of period	1,472	1,865	2,923	2,891	3,562	2,138	252	465	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.74	$11.42	$8.68	$7.41	$8.46	$7.95	N/A	N/A	N/A	N/A
End of period	$12.27	$12.74	$11.42	$8.68	$7.41	$8.46	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	4,631	2,554	2,625	2,697	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.79	$14.01	$13.92	$11.07	$12.06	$10.50	$8.09	$12.84	$15.42	$11.54
End of period	$15.32	$15.79	$14.01	$13.92	$11.07	$12.06	$10.50	$8.09	$12.84	$15.42
Accumulation units outstanding at the end of period	3,295	3,412	7,060	6,338	5,552	2,700	2,739	1,701	1,098	471

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.97	$18.29	$15.69	$13.84	$15.17	$13.78	$10.27	$17.75	$16.50	$13.74
End of period	$17.24	$17.97	$18.29	$15.69	$13.84	$15.17	$13.78	$10.27	$17.75	$16.50
Accumulation units outstanding at the end of period	—	1,112	1,826	1,984	2,085	3,942	2,506	1,116	1,398	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.26	$16.27	$11.89	$10.79	$11.80	$10.26	$8.43	$13.80	$12.17	$11.51
End of period	$17.76	$17.26	$16.27	$11.89	$10.79	$11.80	$10.26	$8.43	$13.80	$12.17
Accumulation units outstanding at the end of period	—	—	—	2,105	3,433	370	366	327	331	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.89	$23.26	$18.13	$17.18	$18.59	$15.41	$11.27	$18.84	$19.74	$17.59
End of period	$22.18	$24.89	$23.26	$18.13	$17.18	$18.59	$15.41	$11.27	$18.84	$19.74
Accumulation units outstanding at the end of period	861	885	1,980	2,100	3,238	1,230	1,398	—	211	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.64	$22.35	$16.33	$14.16	$14.65	$11.85	$8.97	$15.20	$13.93	$12.42
End of period	$22.75	$23.64	$22.35	$16.33	$14.16	$14.65	$11.85	$8.97	$15.20	$13.93
Accumulation units outstanding at the end of period	222	227	234	278	1,624	1,245	1,344	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.21	$14.05	$11.60	$10.10	$11.14	N/A	N/A	N/A	N/A	N/A
End of period	$11.76	$13.21	$14.05	$11.60	$10.10	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,967	7,557	10,215	10,271	8,951	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.61	$32.69	$23.49	$20.63	$22.37	$18.18	$12.98	$23.85	$22.55	$20.54
End of period	$35.94	$35.61	$32.69	$23.49	$20.63	$22.37	$18.18	$12.98	$23.85	$22.55
Accumulation units outstanding at the end of period	1,958	2,010	2,587	2,575	1,553	515	60	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.42	$17.84	$18.87	$18.58	$17.27	$16.42	$16.16	$15.48	$14.86	$14.69
End of period	$18.13	$18.42	$17.84	$18.87	$18.58	$17.27	$16.42	$16.16	$15.48	$14.86
Accumulation units outstanding at the end of period	559	7,516	9,453	9,270	10,839	9,724	3,510	608	499	196

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.95	$12.88	$13.29	$11.10	$13.77	$11.53	$6.85	$14.00	$10.84	N/A
End of period	$9.52	$11.95	$12.88	$13.29	$11.10	$13.77	$11.53	$6.85	$14.00	N/A
Accumulation units outstanding at the end of period	1,679	2,632	4,267	4,222	4,806	5,788	4,970	774	2,843	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.31	$11.60	$9.28	$8.16	$8.51	$7.46	$6.11	$9.78	N/A	N/A
End of period	$11.79	$12.31	$11.60	$9.28	$8.16	$8.51	$7.46	$6.11	N/A	N/A
Accumulation units outstanding at the end of period	—	29,746	45,871	46,118	46,644	51,356	23,812	17,787	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.22	$12.78	$13.41	$13.21	$12.58	$12.13	$11.70	$11.52	$11.05	$10.88
End of period	$12.94	$13.22	$12.78	$13.41	$13.21	$12.58	$12.13	$11.70	$11.52	$11.05
Accumulation units outstanding at the end of period	1,027	9,777	3,469	7,806	8,272	13,233	14,154	12,621	12,579	10,334

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.11	$6.88	$5.80	$4.92	$5.19	$4.42	N/A	N/A	N/A	N/A
End of period	$7.16	$7.11	$6.88	$5.80	$4.92	$5.19	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,998	2,448	2,620	2,798	592	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.23	$18.63	$13.47	$11.14	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.98	$20.23	$18.63	$13.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	786	949	1,106	1,329	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.95	$9.89	$7.57	$6.13	$7.18	$6.45	$5.55	$11.49	$14.19	$12.20
End of period	$10.61	$10.95	$9.89	$7.57	$6.13	$7.18	$6.45	$5.55	$11.49	$14.19
Accumulation units outstanding at the end of period	3,617	5,692	16,290	13,523	12,597	9,261	10,082	3,537	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.39	$19.08	$13.82	$11.90	$10.95	$10.76	$9.08	$12.07	$11.45	$11.00
End of period	$24.42	$23.39	$19.08	$13.82	$11.90	$10.95	$10.76	$9.08	$12.07	$11.45
Accumulation units outstanding at the end of period	5,575	5,879	10,425	7,893	7,200	4,235	2,638	—	92	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.63	$12.24	$10.10	$9.05	$9.43	$8.31	N/A	N/A	N/A	N/A
End of period	$12.19	$12.63	$12.24	$10.10	$9.05	$9.43	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,698	67,059	119,630	115,238	111,514	36,324	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.90	$17.28	$14.52	$12.56	$14.61	$13.96	$11.02	$19.71	$18.23	$14.81
End of period	$15.41	$15.90	$17.28	$14.52	$12.56	$14.61	$13.96	$11.02	$19.71	$18.23
Accumulation units outstanding at the end of period	—	270	3,582	3,725	13,060	20,167	19,385	16,026	17,362	5,623

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.76	$15.37	$11.91	$10.30	$10.73	$9.36	$7.69	$13.66	$13.75	$11.81
End of period	$15.93	$16.76	$15.37	$11.91	$10.30	$10.73	$9.36	$7.69	$13.66	$13.75
Accumulation units outstanding at the end of period	3,807	7,582	15,299	39,576	127,265	217,885	252,411	254,492	252,500	95,117

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.40	$17.58	$12.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.28	$20.40	$17.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	2,045	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.02	$37.59	$30.61	$29.94	$29.59	$25.36	$21.55	$35.40	$26.71	$22.56
End of period	$24.82	$33.02	$37.59	$30.61	$29.94	$29.59	$25.36	$21.55	$35.40	$26.71
Accumulation units outstanding at the end of period	2,312	2,557	3,139	4,396	4,448	2,481	2,137	554	1,111	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.14	$14.97	$13.56	$12.36	$12.85	$11.62	N/A	N/A	N/A	N/A
End of period	$15.57	$15.14	$14.97	$13.56	$12.36	$12.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	774	825	1,213	1,105	1,115	455	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.53	$22.92	$17.59	$15.31	$15.97	$12.95	$9.58	$15.66	$14.88	$13.85
End of period	$23.39	$24.53	$22.92	$17.59	$15.31	$15.97	$12.95	$9.58	$15.66	$14.88
Accumulation units outstanding at the end of period	—	1,962	5,992	6,357	4,647	9,972	10,104	7,482	9,646	6,323

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.59	$14.97	$11.61	$10.27	$10.33	$9.22	$7.47	$12.22	$11.89	$10.55
End of period	$16.40	$16.59	$14.97	$11.61	$10.27	$10.33	$9.22	$7.47	$12.22	$11.89
Accumulation units outstanding at the end of period	2,589	741	9,570	11,148	10,772	18,535	21,467	9,901	10,440	8,420

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.47	$15.26	$11.38	$10.20	$11.28	$9.53	N/A	N/A	N/A	N/A
End of period	$14.39	$15.47	$15.26	$11.38	$10.20	$11.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	362	1,849	1,870	1,664	4,732	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.25	$20.72	$15.28	$13.46	$14.36	$11.60	$9.30	$14.58	$15.20	$13.21
End of period	$19.87	$21.25	$20.72	$15.28	$13.46	$14.36	$11.60	$9.30	$14.58	$15.20
Accumulation units outstanding at the end of period	938	948	6,185	5,428	5,427	13,048	11,529	7,576	9,636	6,158

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.16	$8.60	$6.95	$6.38	$6.54	$5.95	$3.71	$6.69	$5.96	$5.56
End of period	$10.39	$10.16	$8.60	$6.95	$6.38	$6.54	$5.95	$3.71	$6.69	$5.96
Accumulation units outstanding at the end of period	4,825	8,415	12,862	12,767	11,493	4,567	4,246	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.46	$10.18	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.12	$10.46	$10.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	159	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.28	$17.31	$13.99	$11.85	$13.17	$11.65	$8.53	$14.73	$14.14	$12.34
End of period	$17.57	$17.28	$17.31	$13.99	$11.85	$13.17	$11.65	$8.53	$14.73	$14.14
Accumulation units outstanding at the end of period	1,528	3,176	3,616	3,737	9,737	10,099	9,652	8,971	4,088	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.03	$12.87	$14.46	$13.61	$12.44	$11.78	$10.26	$10.88	N/A	N/A
End of period	$12.37	$13.03	$12.87	$14.46	$13.61	$12.44	$11.78	$10.26	N/A	N/A
Accumulation units outstanding at the end of period	8,775	17,604	31,503	33,687	35,373	22,978	15,013	1,501	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.96	$17.63	$18.37	$17.35	$16.89	$16.03	$14.17	$14.40	$13.58	$13.40
End of period	$17.66	$17.96	$17.63	$18.37	$17.35	$16.89	$16.03	$14.17	$14.40	$13.58
Accumulation units outstanding at the end of period	14,772	23,000	46,912	68,510	69,202	45,702	39,554	9,723	5,035	2,041

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.46	$10.65	$10.42	$9.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.12	$10.46	$10.65	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,787	6,871	7,710	7,357	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.59	$17.93	$16.91	$14.79	$14.42	$12.73	$8.88	$13.09	$13.51	$12.47
End of period	$16.05	$17.59	$17.93	$16.91	$14.79	$14.42	$12.73	$8.88	$13.09	$13.51
Accumulation units outstanding at the end of period	1,412	3,377	3,931	3,529	5,772	10,367	8,256	160	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.93	$14.72	$10.65	$9.34	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$14.35	$15.93	$14.72	$10.65	$9.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,659	4,728	4,814	4,747	2,454	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.06	$14.52	$10.79	$9.20	$10.21	N/A	N/A	N/A	N/A	N/A
End of period	$14.24	$15.06	$14.52	$10.79	$9.20	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.33	$23.89	$17.39	$15.35	$16.53	$14.37	$10.14	$19.61	$21.21	$19.15
End of period	$23.55	$26.33	$23.89	$17.39	$15.35	$16.53	$14.37	$10.14	$19.61	$21.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.13	$14.33	$10.32	$8.09	$10.07	N/A	N/A	N/A	N/A	N/A
End of period	$13.78	$14.13	$14.33	$10.32	$8.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	643	6,013	6,385	8,054	8,500	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.18	$17.11	$12.16	$10.68	$10.29	$9.23	$6.64	N/A	N/A	N/A
End of period	$17.84	$19.18	$17.11	$12.16	$10.68	$10.29	$9.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,496	15,873	30,538	16,341	16,666	17,533	15,251	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.97	$18.52	$13.22	$11.57	$10.69	$9.69	$6.85	$9.91	N/A	N/A
End of period	$19.80	$19.97	$18.52	$13.22	$11.57	$10.69	$9.69	$6.85	N/A	N/A
Accumulation units outstanding at the end of period	—	197	198	—	—	10,327	20,254	20,541	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.25	$15.48	$12.08	$10.93	$9.93	$8.57	$7.08	N/A	N/A	N/A
End of period	$17.01	$17.25	$15.48	$12.08	$10.93	$9.93	$8.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,800	4,917	5,667	2,403	2,788	2,203	1,340	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.28	$18.40	$12.52	$11.20	$10.73	N/A	N/A	N/A	N/A	N/A
End of period	$17.96	$21.28	$18.40	$12.52	$11.20	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	779	921	1,132	1,455	1,744	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.69	$17.90	$14.53	$12.80	$13.72	$11.96	$9.32	$15.63	$14.61	$12.90
End of period	$18.27	$18.69	$17.90	$14.53	$12.80	$13.72	$11.96	$9.32	$15.63	$14.61
Accumulation units outstanding at the end of period	—	13,440	19,436	40,574	43,621	45,695	51,890	46,648	28,799	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.84	$12.71	$12.41	$11.65	$11.53	$10.83	$9.73	$11.52	$11.06	$10.47
End of period	$12.39	$12.84	$12.71	$12.41	$11.65	$11.53	$10.83	$9.73	$11.52	$11.06
Accumulation units outstanding at the end of period	6,243	13,779	19,746	37,962	38,870	30,242	20,990	10,460	10,583	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.68	$18.05	$15.03	$13.30	$14.01	$12.32	$9.82	$15.50	$14.55	$13.01
End of period	$18.26	$18.68	$18.05	$15.03	$13.30	$14.01	$12.32	$9.82	$15.50	$14.55
Accumulation units outstanding at the end of period	2,155	12,303	26,866	27,654	26,505	24,829	13,119	5,158	2,678	2,695

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.26	$13.99	$12.93	$11.90	$12.05	$11.05	$9.50	$12.32	$11.67	$10.79
End of period	$13.81	$14.26	$13.99	$12.93	$11.90	$12.05	$11.05	$9.50	$12.32	$11.67
Accumulation units outstanding at the end of period	6,136	60,912	78,828	83,182	78,103	73,322	29,372	2,697	2,265	2,268

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.57	$17.16	$15.12	$13.57	$14.03	$12.65	$10.46	$14.72	$13.83	$12.58
End of period	$17.09	$17.57	$17.16	$15.12	$13.57	$14.03	$12.65	$10.46	$14.72	$13.83
Accumulation units outstanding at the end of period	4,257	22,456	30,753	43,639	59,113	76,476	34,514	42,633	31,548	18,170

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.87	$15.74	$10.59	$8.87	$9.57	$8.87	$6.34	N/A	N/A	N/A
End of period	$16.15	$17.87	$15.74	$10.59	$8.87	$9.57	$8.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.47	$41.75	$30.73	$26.40	$27.26	$23.83	$16.95	$30.27	$28.06	$25.19
End of period	$48.23	$44.47	$41.75	$30.73	$26.40	$27.26	$23.83	$16.95	$30.27	$28.06
Accumulation units outstanding at the end of period	1,658	1,875	2,062	2,192	2,958	1,598	1,264	—	359	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$70.32	$63.61	$47.56	$42.74	$44.27	$35.34	$24.56	$42.24	$36.78	$35.15
End of period	$73.35	$70.32	$63.61	$47.56	$42.74	$44.27	$35.34	$24.56	$42.24	$36.78
Accumulation units outstanding at the end of period	866	1,562	1,638	1,707	3,167	3,503	3,577	2,597	735	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.85	$10.01	$10.20	$10.17	$10.23	$10.15	$9.62	$10.44	$10.17	N/A
End of period	$9.68	$9.85	$10.01	$10.20	$10.17	$10.23	$10.15	$9.62	$10.44	N/A
Accumulation units outstanding at the end of period	—	6,259	12,987	15,494	16,388	18,491	11,576	3,300	2,382	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.05	$20.78	$15.46	$13.23	$13.78	$12.14	$9.04	$15.50	$15.69	$13.34
End of period	$22.17	$23.05	$20.78	$15.46	$13.23	$13.78	$12.14	$9.04	$15.50	$15.69
Accumulation units outstanding at the end of period	1,815	3,486	6,152	7,922	7,774	14,528	13,526	13,526	13,535	11,935

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.57	$33.04	$28.26	$26.20	$25.89	$23.85	$20.34	$26.18	$24.86	$22.33
End of period	$34.52	$35.57	$33.04	$28.26	$26.20	$25.89	$23.85	$20.34	$26.18	$24.86
Accumulation units outstanding at the end of period	642	3,673	10,001	10,474	10,693	17,420	15,444	10,154	9,687	9,780

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.78	$11.01	$11.23	$11.47	$11.70	$11.95	$12.17	$12.16	$11.85	$11.57
End of period	$10.57	$10.78	$11.01	$11.23	$11.47	$11.70	$11.95	$12.17	$12.16	$11.85
Accumulation units outstanding at the end of period	3,460	4,087	13,290	11,552	9,757	8,945	8,528	—	238	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.10	$26.68	$20.78	$18.23	$19.00	$17.05	$14.04	$21.50	$20.35	$17.17
End of period	$27.62	$29.10	$26.68	$20.78	$18.23	$19.00	$17.05	$14.04	$21.50	$20.35
Accumulation units outstanding at the end of period	110	314	1,216	1,415	1,660	2,293	625	520	900	264

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.28	$35.03	$27.40	$24.57	$25.67	$19.32	$14.55	$24.07	$21.92	$18.63
End of period	$32.95	$35.28	$35.03	$27.40	$24.57	$25.67	$19.32	$14.55	$24.07	$21.92
Accumulation units outstanding at the end of period	2,721	2,759	507	583	621	2,264	883	1,002	171	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.44	$17.77	$13.50	$11.72	$12.29	$9.89	$7.56	$11.54	$12.55	$10.88
End of period	$15.47	$17.44	$17.77	$13.50	$11.72	$12.29	$9.89	$7.56	$11.54	$12.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.53	$12.56	$10.02	$8.68	$11.00	N/A	N/A	N/A	N/A	N/A
End of period	$12.27	$12.53	$12.56	$10.02	$8.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	92	92	92	92	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.89	$10.58	$9.87	$9.99	$11.01	$9.57	$6.51	$13.63	N/A	N/A
End of period	$6.64	$8.89	$10.58	$9.87	$9.99	$11.01	$9.57	$6.51	N/A	N/A
Accumulation units outstanding at the end of period	1,379	1,673	1,760	1,798	1,675	1,807	7,868	8,445	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.36	$34.09	$25.03	$23.10	$23.40	$21.20	$16.05	$27.71	$25.78	N/A
End of period	$37.84	$36.36	$34.09	$25.03	$23.10	$23.40	$21.20	$16.05	$27.71	N/A
Accumulation units outstanding at the end of period	70	70	—	—	—	—	—	—	—	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.71	$12.90	$11.39	$10.29	$11.03	$10.32	$8.60	$12.24	$11.58	$10.67
End of period	$12.26	$12.71	$12.90	$11.39	$10.29	$11.03	$10.32	$8.60	$12.24	$11.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.99	$30.90	$25.60	$22.33	$23.87	$21.79	$16.09	$28.56	$24.16	N/A
End of period	$31.17	$30.99	$30.90	$25.60	$22.33	$23.87	$21.79	$16.09	$28.56	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.32	$14.06	$11.81	$10.29	$12.06	$11.44	$8.97	$16.49	$15.04	$11.63
End of period	$11.64	$12.32	$14.06	$11.81	$10.29	$12.06	$11.44	$8.97	$16.49	$15.04
Accumulation units outstanding at the end of period	248	245	221	225	—	—	—	3,069	3,426	3,081

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.67	$22.00	$16.61	$14.92	$15.35	$14.01	$10.68	$17.89	$18.16	$16.50
End of period	$22.71	$23.67	$22.00	$16.61	$14.92	$15.35	$14.01	$10.68	$17.89	$18.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.21	$7.93	$8.62	$7.18	$9.30	$7.95	N/A	N/A	N/A	N/A
End of period	$6.71	$8.21	$7.93	$8.62	$7.18	$9.30	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	2,985	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.55	$6.92	$7.23	$5.98	$8.46	$7.39	N/A	N/A	N/A	N/A
End of period	$7.03	$7.55	$6.92	$7.23	$5.98	$8.46	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	420	420	420	421	421	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.45	$11.38	$9.37	$8.25	$8.54	$7.89	$6.19	$9.89	N/A	N/A
End of period	$10.52	$11.45	$11.38	$9.37	$8.25	$8.54	$7.89	$6.19	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,521	1,469	1,467	1,455	1,525	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.37	$10.84	$8.49	$7.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.51	$10.37	$10.84	$8.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	153	917	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.48	$11.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.78	$11.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	106	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.33	$13.18	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	$10.83	N/A
End of period	$12.10	$13.33	$13.18	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.61	$11.04	$8.78	$7.89	$8.11	$7.42	$5.98	N/A	N/A	N/A
End of period	$10.84	$11.61	$11.04	$8.78	$7.89	$8.11	$7.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,400	1,487	1,575	1,801	1,978	2,115	2,208	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.80	$22.08	$22.78	$21.57	$20.72	$19.65	$17.57	$18.92	$18.04	$17.59
End of period	$22.42	$22.80	$22.08	$22.78	$21.57	$20.72	$19.65	$17.57	$18.92	$18.04
Accumulation units outstanding at the end of period	1,260	1,376	1,286	1,566	1,826	3,205	3,343	4,574	4,939	5,083

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.19	$13.08	$14.49	$12.32	$13.19	N/A	N/A	N/A	N/A	N/A
End of period	$10.47	$12.19	$13.08	$14.49	$12.32	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.41	$17.51	$13.47	$11.65	$12.72	$10.44	$8.03	$12.83	$12.74	$11.24
End of period	$17.32	$19.41	$17.51	$13.47	$11.65	$12.72	$10.44	$8.03	$12.83	$12.74
Accumulation units outstanding at the end of period	4,830	4,704	676	792	872	910	1,056	1,177	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.79	$14.01	$13.91	$11.07	$12.05	$10.50	$8.09	$12.84	$15.42	$11.54
End of period	$15.32	$15.79	$14.01	$13.91	$11.07	$12.05	$10.50	$8.09	$12.84	$15.42
Accumulation units outstanding at the end of period	817	1,008	1,147	972	1,159	4,285	2,264	2,622	1,460	2,610

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.95	$18.28	$15.68	$13.83	$15.16	$13.77	$10.26	$17.74	$16.49	$13.73
End of period	$17.23	$17.95	$18.28	$15.68	$13.83	$15.16	$13.77	$10.26	$17.74	$16.49
Accumulation units outstanding at the end of period	8,786	8,399	162	162	162	162	162	—	321	320

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.25	$16.26	$11.89	$10.79	$11.80	$10.26	$8.42	$13.79	$12.16	$11.51
End of period	$17.75	$17.25	$16.26	$11.89	$10.79	$11.80	$10.26	$8.42	$13.79	$12.16
Accumulation units outstanding at the end of period	1,068	1,134	1,201	1,322	1,392	1,428	1,592	1,645	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.87	$23.24	$18.12	$17.17	$18.57	$15.41	$11.26	$18.83	$19.74	$17.58
End of period	$22.16	$24.87	$23.24	$18.12	$17.17	$18.57	$15.41	$11.26	$18.83	$19.74
Accumulation units outstanding at the end of period	—	430	485	—	—	955	1,034	963	860	1,023

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.63	$22.33	$16.32	$14.16	$14.65	$11.85	$8.97	$15.19	$13.92	$12.41
End of period	$22.73	$23.63	$22.33	$16.32	$14.16	$14.65	$11.85	$8.97	$15.19	$13.92
Accumulation units outstanding at the end of period	—	—	—	—	—	2,812	2,830	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.58	$32.66	$23.47	$20.61	$22.35	$18.17	$12.97	$23.83	$22.53	$20.53
End of period	$35.91	$35.58	$32.66	$23.47	$20.61	$22.35	$18.17	$12.97	$23.83	$22.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	166	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.40	$17.82	$18.85	$18.57	$17.26	$16.41	$16.15	$15.47	$14.85	$14.68
End of period	$18.11	$18.40	$17.82	$18.85	$18.57	$17.26	$16.41	$16.15	$15.47	$14.85
Accumulation units outstanding at the end of period	—	—	—	685	1,716	785	794	660	915	855

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.95	$12.87	$13.28	$11.09	$13.77	$11.53	$6.85	$14.00	N/A	N/A
End of period	$9.52	$11.95	$12.87	$13.28	$11.09	$13.77	$11.53	$6.85	N/A	N/A
Accumulation units outstanding at the end of period	550	757	791	800	831	2,740	3,394	3,678	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.21	$12.77	$13.40	$13.20	$12.57	$12.12	$11.70	$11.52	$11.05	$10.88
End of period	$12.93	$13.21	$12.77	$13.40	$13.20	$12.57	$12.12	$11.70	$11.52	$11.05
Accumulation units outstanding at the end of period	3,034	3,214	3,437	2,969	2,876	5,583	5,654	6,634	7,478	8,733

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.11	$6.87	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94	$5.81	N/A
End of period	$7.15	$7.11	$6.87	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	122	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.94	$9.88	$7.56	$6.12	$7.17	$6.45	$5.55	$11.48	$14.18	$12.20
End of period	$10.60	$10.94	$9.88	$7.56	$6.12	$7.17	$6.45	$5.55	$11.48	$14.18
Accumulation units outstanding at the end of period	542	1,646	1,833	685	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.36	$19.06	$13.81	$11.89	$10.94	$10.75	$9.07	$12.06	$11.44	$10.99
End of period	$24.39	$23.36	$19.06	$13.81	$11.89	$10.94	$10.75	$9.07	$12.06	$11.44
Accumulation units outstanding at the end of period	542	983	912	180	—	—	109	109	3,884	3,522

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.89	$17.27	$14.52	$12.55	$14.60	$13.96	$11.02	$19.71	$18.22	$14.81
End of period	$15.40	$15.89	$17.27	$14.52	$12.55	$14.60	$13.96	$11.02	$19.71	$18.22
Accumulation units outstanding at the end of period	4,677	4,969	5,105	5,473	5,943	7,537	9,473	10,870	9,000	10,412

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.75	$15.36	$11.91	$10.30	$10.73	$9.35	$7.69	$13.66	$13.75	$11.81
End of period	$15.92	$16.75	$15.36	$11.91	$10.30	$10.73	$9.35	$7.69	$13.66	$13.75
Accumulation units outstanding at the end of period	20,993	21,897	45,372	52,592	52,721	71,700	46,758	56,012	61,079	39,999

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.98	$37.55	$30.58	$29.91	$29.56	$25.34	$21.54	$35.38	$26.69	$22.56
End of period	$24.80	$32.98	$37.55	$30.58	$29.91	$29.56	$25.34	$21.54	$35.38	$26.69
Accumulation units outstanding at the end of period	1,349	1,530	1,483	1,324	1,315	1,507	—	—	236	185

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.13	$14.97	$13.56	$12.36	$12.85	N/A	N/A	N/A	N/A	N/A
End of period	$15.56	$15.13	$14.97	$13.56	$12.36	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.51	$22.91	$17.58	$15.31	$15.97	$12.95	$9.58	$15.66	$14.88	$13.84
End of period	$23.37	$24.51	$22.91	$17.58	$15.31	$15.97	$12.95	$9.58	$15.66	$14.88
Accumulation units outstanding at the end of period	1,884	2,062	2,583	3,412	5,235	7,270	7,379	8,311	8,822	9,444

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.58	$14.97	$11.60	$10.27	$10.33	$9.21	$7.46	$12.22	$11.89	$10.55
End of period	$16.38	$16.58	$14.97	$11.60	$10.27	$10.33	$9.21	$7.46	$12.22	$11.89
Accumulation units outstanding at the end of period	2,528	3,366	3,328	3,721	4,155	6,896	6,459	7,493	10,731	11,416

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.46	$15.25	$11.37	$10.20	$11.28	$9.53	$6.02	$8.81	N/A	N/A
End of period	$14.39	$15.46	$15.25	$11.37	$10.20	$11.28	$9.53	$6.02	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.24	$20.71	$15.27	$13.45	$14.35	$11.60	$9.29	$14.58	$15.20	$13.21
End of period	$19.86	$21.24	$20.71	$15.27	$13.45	$14.35	$11.60	$9.29	$14.58	$15.20
Accumulation units outstanding at the end of period	3,146	3,327	3,501	2,892	3,169	5,204	5,153	5,961	8,823	7,025

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.15	$8.59	$6.95	$6.38	$6.53	$5.95	$3.70	$6.68	$5.96	$5.56
End of period	$10.38	$10.15	$8.59	$6.95	$6.38	$6.53	$5.95	$3.70	$6.68	$5.96
Accumulation units outstanding at the end of period	278	311	373	365	—	—	—	—	737	764

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.27	$17.30	$13.99	$11.84	$13.17	$11.65	$8.53	$14.72	$14.14	$12.34
End of period	$17.56	$17.27	$17.30	$13.99	$11.84	$13.17	$11.65	$8.53	$14.72	$14.14
Accumulation units outstanding at the end of period	476	1,333	1,445	375	—	722	706	703	670	691

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.02	$12.87	$14.46	$13.61	$12.43	$11.78	$10.26	N/A	N/A	N/A
End of period	$12.36	$13.02	$12.87	$14.46	$13.61	$12.43	$11.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	90	91	1,159	7,212	1,403	1,427	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.94	$17.61	$18.36	$17.34	$16.88	$16.02	$14.16	$14.40	$13.58	$13.39
End of period	$17.65	$17.94	$17.61	$18.36	$17.34	$16.88	$16.02	$14.16	$14.40	$13.58
Accumulation units outstanding at the end of period	284	1,722	2,566	1,761	1,866	3,022	2,313	3,891	4,832	3,724

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.57	$17.91	$16.90	$14.77	$14.41	$12.72	$8.87	$13.08	$13.50	$12.47
End of period	$16.03	$17.57	$17.91	$16.90	$14.77	$14.41	$12.72	$8.87	$13.08	$13.50
Accumulation units outstanding at the end of period	105	192	192	602	666	719	834	862	2,780	2,781

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.30	$23.87	$17.37	$15.33	$16.52	N/A	N/A	N/A	N/A	N/A
End of period	$23.53	$26.30	$23.87	$17.37	$15.33	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	122	122	123	123	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.17	$17.10	$12.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.83	$19.17	$17.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,329	8,871	674	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.24	$15.48	$12.08	$10.93	$9.92	$8.57	N/A	N/A	N/A	N/A
End of period	$17.01	$17.24	$15.48	$12.08	$10.93	$9.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	545	545	2,248	6,404	468	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.27	$18.39	$12.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.96	$21.27	$18.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	283	87	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.67	$17.88	$14.51	$12.79	$13.71	$11.95	$9.31	$15.62	$14.60	$12.90
End of period	$18.25	$18.67	$17.88	$14.51	$12.79	$13.71	$11.95	$9.31	$15.62	$14.60
Accumulation units outstanding at the end of period	—	—	—	642	621	639	635	636	666	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.84	$12.71	$12.41	$11.65	$11.53	$10.82	$9.73	$11.52	$11.06	$10.47
End of period	$12.38	$12.84	$12.71	$12.41	$11.65	$11.53	$10.82	$9.73	$11.52	$11.06
Accumulation units outstanding at the end of period	—	—	3,826	3,997	5,518	4,442	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.66	$18.03	$15.02	$13.29	$14.00	$12.31	$9.81	$15.49	$14.55	$13.01
End of period	$18.25	$18.66	$18.03	$15.02	$13.29	$14.00	$12.31	$9.81	$15.49	$14.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.25	$13.99	$12.93	$11.90	$12.04	$11.04	$9.50	$12.31	$11.67	$10.79
End of period	$13.80	$14.25	$13.99	$12.93	$11.90	$12.04	$11.04	$9.50	$12.31	$11.67
Accumulation units outstanding at the end of period	8,191	8,191	14,483	14,926	6,899	7,029	4,411	472	473	473

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.56	$17.15	$15.11	$13.56	$14.02	$12.64	$10.45	$14.72	$13.83	$12.60
End of period	$17.07	$17.56	$17.15	$15.11	$13.56	$14.02	$12.64	$10.45	$14.72	$13.83
Accumulation units outstanding at the end of period	19,362	18,001	18,235	18,268	10,872	10,872	10,872	10,872	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.43	$41.72	$30.71	$26.38	$27.24	$23.82	$16.94	$30.25	$28.05	$25.18
End of period	$48.19	$44.43	$41.72	$30.71	$26.38	$27.24	$23.82	$16.94	$30.25	$28.05
Accumulation units outstanding at the end of period	1,835	1,879	319	1,173	1,459	1,465	1,423	300	301	301

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$70.28	$63.58	$47.54	$42.73	$44.25	$35.33	$24.56	$42.23	$36.78	$35.15
End of period	$73.31	$70.28	$63.58	$47.54	$42.73	$44.25	$35.33	$24.56	$42.23	$36.78
Accumulation units outstanding at the end of period	1,261	1,469	351	279	296	547	634	946	467	604

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.84	$10.00	$10.20	$10.16	$10.23	$10.14	$9.62	N/A	N/A	N/A
End of period	$9.67	$9.84	$10.00	$10.20	$10.16	$10.23	$10.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	2,541	3,631	2,679	2,618	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.04	$20.76	$15.46	$13.22	$13.78	$12.14	$9.04	$15.49	$15.68	$13.34
End of period	$22.15	$23.04	$20.76	$15.46	$13.22	$13.78	$12.14	$9.04	$15.49	$15.68
Accumulation units outstanding at the end of period	—	—	—	—	—	918	922	1,438	1,383	1,412

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.53	$33.01	$28.24	$26.18	$25.87	$23.83	$20.32	$26.17	$24.85	$22.32
End of period	$34.49	$35.53	$33.01	$28.24	$26.18	$25.87	$23.83	$20.32	$26.17	$24.85
Accumulation units outstanding at the end of period	—	—	—	—	—	1,122	1,157	1,963	2,110	850

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.78	$11.00	$11.23	$11.46	$11.69	$11.94	$12.17	$12.15	$11.84	$11.56
End of period	$10.56	$10.78	$11.00	$11.23	$11.46	$11.69	$11.94	$12.17	$12.15	$11.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	4,309	4,309	585	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.09	$26.67	$20.77	$18.22	$18.99	$17.05	$14.04	$21.49	$20.34	$17.17
End of period	$27.61	$29.09	$26.67	$20.77	$18.22	$18.99	$17.05	$14.04	$21.49	$20.34
Accumulation units outstanding at the end of period	386	410	435	510	572	612	625	670	—	—

Accumulation Unit Values
Contract with Endorsements - 2.07%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.78	$16.86	$15.72	$14.46	$15.61	$13.76	N/A	N/A	N/A	N/A
End of period	$16.14	$16.78	$16.86	$15.72	$14.46	$15.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,727	2,902	3,161	16,077	16,674	16,639	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.22	$10.91	$8.98	$8.00	$8.43	$7.63	$6.22	$10.44	N/A	N/A
End of period	$10.70	$11.22	$10.91	$8.98	$8.00	$8.43	$7.63	$6.22	N/A	N/A
Accumulation units outstanding at the end of period	31,914	46,065	48,353	8,823	10,103	3,952	116	118	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.37	$11.98	$10.45	$9.41	$9.54	$8.77	$7.54	$10.49	N/A	N/A
End of period	$11.89	$12.37	$11.98	$10.45	$9.41	$9.54	$8.77	$7.54	N/A	N/A
Accumulation units outstanding at the end of period	25,746	35,072	36,963	71,618	71,950	62,956	57,675	66,373	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.98	$11.64	$9.69	$8.66	$8.92	$8.04	$6.68	$10.46	N/A	N/A
End of period	$11.50	$11.98	$11.64	$9.69	$8.66	$8.92	$8.04	$6.68	N/A	N/A
Accumulation units outstanding at the end of period	204,164	234,856	248,013	51,032	47,597	36,757	26,010	27,360	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.11	$16.09	$14.43	$13.25	$13.88	$12.54	N/A	N/A	N/A	N/A
End of period	$15.43	$16.11	$16.09	$14.43	$13.25	$13.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,067	17,052	15,883	15,257	8,902	3,467	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.50	$16.53	$15.01	$13.76	$14.61	$13.04	N/A	N/A	N/A	N/A
End of period	$15.79	$16.50	$16.53	$15.01	$13.76	$14.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,026	42,745	41,576	42,023	33,845	4,317	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.46	$16.50	$15.26	$14.05	$15.04	$13.36	N/A	N/A	N/A	N/A
End of period	$15.79	$16.46	$16.50	$15.26	$14.05	$15.04	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,517	24,259	28,026	42,072	35,293	12,144	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.15	$34.91	$27.31	$24.50	$25.60	$19.27	$14.52	$24.01	$21.88	$18.59
End of period	$32.82	$35.15	$34.91	$27.31	$24.50	$25.60	$19.27	$14.52	$24.01	$21.88
Accumulation units outstanding at the end of period	14,948	12,180	12,962	12,731	12,009	6,340	3,013	1,842	1,136	78

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.41	$17.75	$13.48	$11.70	$12.28	$9.88	$7.55	$11.53	$12.54	$10.88
End of period	$15.44	$17.41	$17.75	$13.48	$11.70	$12.28	$9.88	$7.55	$11.53	$12.54
Accumulation units outstanding at the end of period	4,166	11,453	10,781	13,855	15,812	29,804	14,234	12,073	4,681	1,831

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.85	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.59	$11.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,055	10,265	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.09	$14.29	$11.01	$9.91	$10.25	N/A	N/A	N/A	N/A	N/A
End of period	$15.24	$16.09	$14.29	$11.01	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	49,525	61,497	39,290	38,512	40,405	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.28	$10.37	$10.91	$10.53	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$9.64	$10.28	$10.37	$10.91	$10.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,912	35,718	41,697	42,170	44,368	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.52	$12.56	$10.02	$8.68	$11.00	N/A	N/A	N/A	N/A	N/A
End of period	$12.26	$12.52	$12.56	$10.02	$8.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,934	6,139	9,094	9,451	9,391	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.43	$12.19	$10.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.22	$12.43	$12.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	5,226	5,288	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.88	$14.71	$11.30	$9.86	$10.31	N/A	N/A	N/A	N/A	N/A
End of period	$15.71	$15.88	$14.71	$11.30	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,059	16,914	16,179	15,356	14,177	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.63	$12.24	$10.32	$8.98	$10.70	N/A	N/A	N/A	N/A	N/A
End of period	$10.84	$11.63	$12.24	$10.32	$8.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,706	19,442	19,847	19,073	20,927	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.56	$11.75	$10.81	$9.41	$11.21	N/A	N/A	N/A	N/A	N/A
End of period	$9.97	$10.56	$11.75	$10.81	$9.41	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,495	24,761	27,454	13,832	9,297	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.64	$11.67	$10.42	$9.71	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.25	$11.64	$11.67	$10.42	$9.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,510	72,935	94,245	90,589	19,975	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.88	$10.57	$9.85	$9.98	$11.00	$9.56	$6.51	$13.63	N/A	N/A
End of period	$6.63	$8.88	$10.57	$9.85	$9.98	$11.00	$9.56	$6.51	N/A	N/A
Accumulation units outstanding at the end of period	29,424	33,102	38,659	57,490	129,811	117,690	89,377	27,889	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.22	$33.96	$24.94	$23.02	$23.33	$21.14	$16.01	$27.64	$25.72	$25.10
End of period	$37.69	$36.22	$33.96	$24.94	$23.02	$23.33	$21.14	$16.01	$27.64	$25.72
Accumulation units outstanding at the end of period	3,677	452	469	475	491	1,447	4,619	641	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.29	$14.54	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.20	$15.29	$14.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,267	14,989	14,300	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.67	$12.86	$11.36	$10.26	$11.00	$10.30	$8.59	$12.23	$11.56	$10.66
End of period	$12.22	$12.67	$12.86	$11.36	$10.26	$11.00	$10.30	$8.59	$12.23	$11.56
Accumulation units outstanding at the end of period	21,476	27,872	28,479	30,991	29,025	21,430	12,493	8,269	468	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.87	$30.79	$25.51	$22.25	$23.79	$21.73	$16.05	$28.49	$24.11	N/A
End of period	$31.04	$30.87	$30.79	$25.51	$22.25	$23.79	$21.73	$16.05	$28.49	N/A
Accumulation units outstanding at the end of period	628	3,136	2,499	3,903	3,938	5,241	9,524	2,267	—	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.28	$14.01	$11.78	$10.26	$12.02	$11.41	$8.95	$16.46	$15.01	$11.61
End of period	$11.60	$12.28	$14.01	$11.78	$10.26	$12.02	$11.41	$8.95	$16.46	$15.01
Accumulation units outstanding at the end of period	2,712	6,013	6,281	8,213	9,850	10,721	11,094	12,344	9,056	3,106

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.59	$21.93	$16.56	$14.87	$15.31	$13.97	$10.66	$17.85	$18.12	$16.47
End of period	$22.62	$23.59	$21.93	$16.56	$14.87	$15.31	$13.97	$10.66	$17.85	$18.12
Accumulation units outstanding at the end of period	387	1,443	1,054	1,132	1,229	—	1,800	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.20	$7.93	$8.61	$7.17	$9.29	$7.95	$4.78	N/A	N/A	N/A
End of period	$6.70	$8.20	$7.93	$8.61	$7.17	$9.29	$7.95	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47,472	57,809	65,846	66,059	57,218	22,857	15,646	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.54	$6.91	$7.23	$5.97	$8.46	$7.39	$4.14	N/A	N/A	N/A
End of period	$7.02	$7.54	$6.91	$7.23	$5.97	$8.46	$7.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52,154	82,432	88,876	113,953	101,538	99,293	59,396	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.43	$11.37	$9.36	$8.24	$8.53	$7.89	$6.19	$9.89	N/A	N/A
End of period	$10.50	$11.43	$11.37	$9.36	$8.24	$8.53	$7.89	$6.19	N/A	N/A
Accumulation units outstanding at the end of period	51,057	97,267	113,991	99,103	104,438	150,806	138,516	88,257	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.36	$10.83	$8.48	$7.09	$7.71	N/A	N/A	N/A	N/A	N/A
End of period	$9.49	$10.36	$10.83	$8.48	$7.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,293	6,580	4,656	4,743	19,509	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.47	$11.77	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.77	$11.47	$11.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,313	6,058	6,084	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.30	$13.16	$11.78	$10.72	$10.67	$9.68	$7.43	$10.80	$10.83	N/A
End of period	$12.07	$13.30	$13.16	$11.78	$10.72	$10.67	$9.68	$7.43	$10.80	N/A
Accumulation units outstanding at the end of period	70,617	99,360	95,223	95,791	89,373	80,913	55,173	50,355	22,782	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.45	$10.65	$8.21	$6.59	$7.85	$6.65	$4.45	N/A	N/A	N/A
End of period	$9.61	$9.45	$10.65	$8.21	$6.59	$7.85	$6.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,474	13,728	13,512	13,705	13,958	12,948	44,754	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.59	$11.02	$8.77	$7.88	$8.10	$7.42	$5.98	N/A	N/A	N/A
End of period	$10.82	$11.59	$11.02	$8.77	$7.88	$8.10	$7.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,013	19,928	22,024	17,503	16,380	6,375	2,349	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.71	$22.00	$22.69	$21.50	$20.66	$19.59	$17.52	$18.87	$18.00	$17.56
End of period	$22.33	$22.71	$22.00	$22.69	$21.50	$20.66	$19.59	$17.52	$18.87	$18.00
Accumulation units outstanding at the end of period	4,520	5,194	5,835	6,838	6,977	6,125	8,596	4,059	2,732	1,242

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.17	$13.07	$14.48	$12.31	$13.19	$11.60	N/A	N/A	N/A	N/A
End of period	$10.45	$12.17	$13.07	$14.48	$12.31	$13.19	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,989	12,864	19,262	23,095	45,455	9,328	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.38	$17.48	$13.45	$11.63	$12.71	$10.43	$8.03	$12.82	$12.74	N/A
End of period	$17.28	$19.38	$17.48	$13.45	$11.63	$12.71	$10.43	$8.03	$12.82	N/A
Accumulation units outstanding at the end of period	6,954	16,707	11,605	9,339	10,172	8,778	8,175	8,271	4,701	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.72	$11.40	$8.67	$7.40	$8.45	$7.94	$6.49	N/A	N/A	N/A
End of period	$12.24	$12.72	$11.40	$8.67	$7.40	$8.45	$7.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,821	25,252	6,159	6,837	7,176	4,841	6,166	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.76	$13.98	$13.89	$11.05	$12.04	$10.49	$8.08	$12.83	$15.42	N/A
End of period	$15.28	$15.76	$13.98	$13.89	$11.05	$12.04	$10.49	$8.08	$12.83	N/A
Accumulation units outstanding at the end of period	23,859	28,454	35,181	22,950	21,423	11,961	27,116	9,852	5,171	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.88	$18.21	$15.62	$13.78	$15.11	$13.73	$10.24	$17.69	$16.45	$13.70
End of period	$17.16	$17.88	$18.21	$15.62	$13.78	$15.11	$13.73	$10.24	$17.69	$16.45
Accumulation units outstanding at the end of period	4,835	12,024	14,736	30,603	37,440	78,880	41,351	14,112	7,798	2,928

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.21	$16.22	$11.86	$10.77	$11.78	$10.24	$8.41	$13.78	$12.15	$11.50
End of period	$17.70	$17.21	$16.22	$11.86	$10.77	$11.78	$10.24	$8.41	$13.78	$12.15
Accumulation units outstanding at the end of period	9,870	12,502	15,612	19,982	18,236	10,929	15,862	9,604	4,765	4,493

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.79	$23.16	$18.06	$17.12	$18.52	$15.37	$11.23	$18.79	$19.70	$17.55
End of period	$22.07	$24.79	$23.16	$18.06	$17.12	$18.52	$15.37	$11.23	$18.79	$19.70
Accumulation units outstanding at the end of period	7,307	8,637	9,121	10,060	9,818	3,015	7,824	2,065	2,384	1,358

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.57	$22.28	$16.28	$14.13	$14.62	$11.83	$8.96	$15.17	$13.91	$12.40
End of period	$22.67	$23.57	$22.28	$16.28	$14.13	$14.62	$11.83	$8.96	$15.17	$13.91
Accumulation units outstanding at the end of period	2,751	4,414	6,067	11,880	8,562	9,220	11,366	9,172	5,551	3,790

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.20	$14.04	$11.59	$10.09	$11.14	$10.35	N/A	N/A	N/A	N/A
End of period	$11.74	$13.20	$14.04	$11.59	$10.09	$11.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	41,520	73,203	82,382	90,594	64,329	34,130	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.44	$32.54	$23.39	$20.54	$22.28	$18.11	$12.94	$23.77	$22.48	$20.48
End of period	$35.76	$35.44	$32.54	$23.39	$20.54	$22.28	$18.11	$12.94	$23.77	$22.48
Accumulation units outstanding at the end of period	1,846	1,545	1,845	580	936	308	126	43	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.33	$17.76	$18.79	$18.51	$17.20	$16.36	$16.11	$15.44	$14.81	$14.65
End of period	$18.04	$18.33	$17.76	$18.79	$18.51	$17.20	$16.36	$16.11	$15.44	$14.81
Accumulation units outstanding at the end of period	5,124	7,691	8,579	9,151	21,728	17,901	14,421	13,029	9,346	199

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.93	$12.85	$13.26	$11.08	$13.75	$11.52	$6.85	$13.99	$10.84	N/A
End of period	$9.50	$11.93	$12.85	$13.26	$11.08	$13.75	$11.52	$6.85	$13.99	N/A
Accumulation units outstanding at the end of period	29,111	49,222	71,570	152,787	166,205	225,869	69,220	18,322	5,613	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.29	$11.59	$9.26	$8.15	$8.50	$7.46	$6.11	$9.78	N/A	N/A
End of period	$11.76	$12.29	$11.59	$9.26	$8.15	$8.50	$7.46	$6.11	N/A	N/A
Accumulation units outstanding at the end of period	34,530	43,834	51,003	54,452	58,064	93,296	85,928	67,116	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.18	$12.74	$13.37	$13.17	$12.55	$12.10	$11.68	$11.50	$11.04	$10.87
End of period	$12.89	$13.18	$12.74	$13.37	$13.17	$12.55	$12.10	$11.68	$11.50	$11.04
Accumulation units outstanding at the end of period	34,761	20,190	26,130	35,451	33,718	10,149	10,802	1,754	5,194	3,612

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.09	$6.86	$5.78	$4.91	$5.17	$4.31	$3.50	$5.93	$5.80	$4.35
End of period	$7.13	$7.09	$6.86	$5.78	$4.91	$5.17	$4.31	$3.50	$5.93	$5.80
Accumulation units outstanding at the end of period	10,193	20,348	27,704	7,306	8,150	19,088	9,209	12,113	7,372	1,341

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.15	$18.56	$13.43	$11.11	$10.64	$8.85	$6.79	$10.08	$11.18	$10.06
End of period	$20.90	$20.15	$18.56	$13.43	$11.11	$10.64	$8.85	$6.79	$10.08	$11.18
Accumulation units outstanding at the end of period	6,634	9,816	10,617	10,538	9,017	5,372	7,314	4,580	590	590

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.19	$9.75	$10.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.63	$9.19	$9.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,352	30,485	16,885	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.87	$14.66	$11.46	$10.77	$11.86	$11.86	N/A	N/A	N/A	N/A
End of period	$13.32	$13.87	$14.66	$11.46	$10.77	$11.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,510	2,007	2,085	7,939	9,366	10,858	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.91	$9.85	$7.54	$6.11	$7.16	$6.44	$5.54	$11.46	$14.16	$12.18
End of period	$10.57	$10.91	$9.85	$7.54	$6.11	$7.16	$6.44	$5.54	$11.46	$14.16
Accumulation units outstanding at the end of period	29,889	36,128	64,285	94,881	57,498	44,382	44,653	39,256	22,471	2,376

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.30	$19.01	$13.77	$11.86	$10.92	$10.73	$9.06	$12.04	$11.43	$10.98
End of period	$24.32	$23.30	$19.01	$13.77	$11.86	$10.92	$10.73	$9.06	$12.04	$11.43
Accumulation units outstanding at the end of period	34,296	44,147	34,515	49,892	34,796	16,624	13,643	12,017	5,031	3,195

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.61	$12.22	$10.08	$9.03	$9.42	$8.31	$6.77	$9.86	N/A	N/A
End of period	$12.17	$12.61	$12.22	$10.08	$9.03	$9.42	$8.31	$6.77	N/A	N/A
Accumulation units outstanding at the end of period	1,879	2,447	3,795	5,075	18,836	16,856	15,500	15,852	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.85	$17.23	$14.48	$12.53	$14.58	$13.93	$11.00	$19.68	$18.20	$14.80
End of period	$15.35	$15.85	$17.23	$14.48	$12.53	$14.58	$13.93	$11.00	$19.68	$18.20
Accumulation units outstanding at the end of period	39,424	32,498	25,995	31,509	29,570	23,784	13,648	11,544	8,772	5,808

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.72	$15.33	$11.89	$10.28	$10.72	$9.34	$7.68	$13.65	$13.74	$11.81
End of period	$15.88	$16.72	$15.33	$11.89	$10.28	$10.72	$9.34	$7.68	$13.65	$13.74
Accumulation units outstanding at the end of period	82,259	138,993	244,017	392,028	496,820	534,697	567,434	553,862	441,655	178,024

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.35	$17.54	$12.69	$10.83	$10.84	$9.44	$7.19	$12.55	N/A	N/A
End of period	$20.22	$20.35	$17.54	$12.69	$10.83	$10.84	$9.44	$7.19	N/A	N/A
Accumulation units outstanding at the end of period	11,304	17,784	10,135	28,026	13,267	12,072	3,487	1,650	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.89	$37.45	$30.50	$29.85	$29.50	$25.29	$21.50	$35.32	$26.66	$22.53
End of period	$24.72	$32.89	$37.45	$30.50	$29.85	$29.50	$25.29	$21.50	$35.32	$26.66
Accumulation units outstanding at the end of period	24,226	27,528	31,985	43,860	36,002	49,291	20,163	12,010	3,663	1,814

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.12	$14.95	$13.55	$12.35	$12.85	$11.62	N/A	N/A	N/A	N/A
End of period	$15.54	$15.12	$14.95	$13.55	$12.35	$12.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,859	9,937	11,641	1,754	2,168	1,654	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.92	$14.48	$10.52	$9.63	$9.37	$8.21	$7.05	N/A	N/A	N/A
End of period	$13.40	$14.92	$14.48	$10.52	$9.63	$9.37	$8.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,752	812	—	7,042	8,337	8,485	3,767	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.45	$22.85	$17.54	$15.28	$15.94	$12.93	$9.56	$15.64	$14.86	$13.83
End of period	$23.31	$24.45	$22.85	$17.54	$15.28	$15.94	$12.93	$9.56	$15.64	$14.86
Accumulation units outstanding at the end of period	23,431	17,812	37,424	22,427	23,835	76,958	7,095	6,620	9,310	3,968

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.54	$14.93	$11.58	$10.25	$10.31	$9.20	$7.45	$12.20	$11.88	$10.54
End of period	$16.34	$16.54	$14.93	$11.58	$10.25	$10.31	$9.20	$7.45	$12.20	$11.88
Accumulation units outstanding at the end of period	73,434	67,758	98,981	145,465	222,028	46,328	47,684	31,846	9,289	4,552

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.44	$15.23	$11.36	$10.19	$11.27	$9.53	$6.02	$8.81	N/A	N/A
End of period	$14.36	$15.44	$15.23	$11.36	$10.19	$11.27	$9.53	$6.02	N/A	N/A
Accumulation units outstanding at the end of period	7,041	9,916	11,142	32,379	16,943	14,635	5,906	2,555	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.18	$20.66	$15.24	$13.42	$14.33	$11.58	$9.28	$14.56	$15.19	$13.19
End of period	$19.80	$21.18	$20.66	$15.24	$13.42	$14.33	$11.58	$9.28	$14.56	$15.19
Accumulation units outstanding at the end of period	37,946	36,995	54,865	39,700	43,958	34,090	13,682	7,669	9,390	4,559

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$10.12	$8.57	$6.93	$6.36	$6.52	$5.93	$3.70	$6.67	$5.95	$5.55
End of period	$10.35	$10.12	$8.57	$6.93	$6.36	$6.52	$5.93	$3.70	$6.67	$5.95
Accumulation units outstanding at the end of period	59,963	89,194	145,888	198,705	217,325	258,222	75,271	43,124	7,957	6,240

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,877	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.22	$17.25	$13.95	$11.82	$13.15	$11.63	$8.52	$14.70	$14.12	$12.32
End of period	$17.51	$17.22	$17.25	$13.95	$11.82	$13.15	$11.63	$8.52	$14.70	$14.12
Accumulation units outstanding at the end of period	21,503	29,222	22,825	30,157	31,255	24,019	13,398	12,852	27,989	6,709

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.00	$12.85	$14.44	$13.60	$12.42	$11.77	$10.25	$10.87	N/A	N/A
End of period	$12.34	$13.00	$12.85	$14.44	$13.60	$12.42	$11.77	$10.25	N/A	N/A
Accumulation units outstanding at the end of period	35,622	46,420	56,744	93,010	91,259	39,208	17,137	9,928	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.88	$17.56	$18.30	$17.29	$16.84	$15.98	$14.13	$14.37	$13.55	$13.37
End of period	$17.59	$17.88	$17.56	$18.30	$17.29	$16.84	$15.98	$14.13	$14.37	$13.55
Accumulation units outstanding at the end of period	66,892	80,565	89,641	101,191	95,072	64,403	34,869	25,319	12,801	13,923

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.45	$10.64	$10.42	$9.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.10	$10.45	$10.64	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,152	9,081	23,496	2,226	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.50	$17.85	$16.84	$14.73	$14.36	$12.68	$8.85	$13.05	$13.47	$12.44
End of period	$15.97	$17.50	$17.85	$16.84	$14.73	$14.36	$12.68	$8.85	$13.05	$13.47
Accumulation units outstanding at the end of period	19,468	47,332	61,899	117,379	90,627	63,711	152,805	30,156	2,425	1,991

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.90	$14.70	$10.64	$9.33	$10.28	$8.10	N/A	N/A	N/A	N/A
End of period	$14.32	$15.90	$14.70	$10.64	$9.33	$10.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,885	3,876	3,442	3,616	4,264	569	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.04	$14.50	$10.78	$9.20	$10.21	$8.16	N/A	N/A	N/A	N/A
End of period	$14.21	$15.04	$14.50	$10.78	$9.20	$10.21	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,087	1,700	1,578	1,391	1,380	1,140	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.20	$23.78	$17.31	$15.28	$16.47	$14.31	$10.11	$19.55	$21.15	N/A
End of period	$23.43	$26.20	$23.78	$17.31	$15.28	$16.47	$14.31	$10.11	$19.55	N/A
Accumulation units outstanding at the end of period	126	545	567	1,190	1,336	6,596	—	—	243	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.11	$14.31	$10.31	$8.08	$10.06	$8.13	$5.92	N/A	N/A	N/A
End of period	$13.76	$14.11	$14.31	$10.31	$8.08	$10.06	$8.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	51,853	56,560	58,124	60,448	66,034	17,506	9,897	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.14	$17.08	$12.14	$10.67	$10.28	$9.23	$6.64	N/A	N/A	N/A
End of period	$17.80	$19.14	$17.08	$12.14	$10.67	$10.28	$9.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	102,386	144,488	165,919	55,872	47,877	65,133	61,117	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.93	$18.49	$13.21	$11.56	$10.68	$9.68	$6.85	$9.91	N/A	N/A
End of period	$19.76	$19.93	$18.49	$13.21	$11.56	$10.68	$9.68	$6.85	N/A	N/A
Accumulation units outstanding at the end of period	7,877	11,927	6,029	26,729	311	27,831	40,849	28,851	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.22	$15.46	$12.07	$10.92	$9.92	$8.56	$7.08	N/A	N/A	N/A
End of period	$16.98	$17.22	$15.46	$12.07	$10.92	$9.92	$8.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,329	58,731	51,615	54,825	31,833	3,790	759	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.24	$18.37	$12.51	$11.19	$10.73	$9.57	$6.22	N/A	N/A	N/A
End of period	$17.93	$21.24	$18.37	$12.51	$11.19	$10.73	$9.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,821	15,425	15,555	15,516	21,420	22,907	13,739	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.61	$17.83	$14.47	$12.75	$13.68	$11.92	$9.29	$15.59	$14.58	$12.88
End of period	$18.19	$18.61	$17.83	$14.47	$12.75	$13.68	$11.92	$9.29	$15.59	$14.58
Accumulation units outstanding at the end of period	453,108	481,457	542,789	551,835	561,252	501,373	227,103	47,238	48,126	11,893

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.81	$12.68	$12.39	$11.63	$11.51	$10.81	$9.72	$11.51	$11.06	$10.46
End of period	$12.35	$12.81	$12.68	$12.39	$11.63	$11.51	$10.81	$9.72	$11.51	$11.06
Accumulation units outstanding at the end of period	112,304	134,866	188,811	225,480	171,454	149,598	92,832	19,397	11,629	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.60	$17.98	$14.97	$13.25	$13.97	$12.28	$9.79	$15.46	$14.52	$12.99
End of period	$18.18	$18.60	$17.98	$14.97	$13.25	$13.97	$12.28	$9.79	$15.46	$14.52
Accumulation units outstanding at the end of period	93,327	171,998	234,770	314,801	380,033	392,671	351,001	67,673	46,911	15,197

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.41	$14.15	$13.08	$12.04	$12.19	$11.18	$9.62	$12.47	$11.82	$10.94
End of period	$13.96	$14.41	$14.15	$13.08	$12.04	$12.19	$11.18	$9.62	$12.47	$11.82
Accumulation units outstanding at the end of period	125,967	177,380	203,619	236,539	256,312	190,196	171,123	75,954	17,756	8,178

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.50	$17.09	$15.06	$13.52	$13.98	$12.61	$10.43	$14.69	$13.80	$12.56
End of period	$17.01	$17.50	$17.09	$15.06	$13.52	$13.98	$12.61	$10.43	$14.69	$13.80
Accumulation units outstanding at the end of period	233,741	266,571	309,730	534,827	548,532	543,885	225,729	79,060	157,874	78,025

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.84	$15.71	$10.58	$8.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.12	$17.84	$15.71	$10.58	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,971	12,151	3,789	1,666	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.25	$41.56	$30.60	$26.29	$27.16	$23.74	$16.89	$30.18	$27.98	$25.12
End of period	$47.99	$44.25	$41.56	$30.60	$26.29	$27.16	$23.74	$16.89	$30.18	$27.98
Accumulation units outstanding at the end of period	22,945	7,664	11,915	18,768	12,178	9,370	14,113	4,062	3,042	2,126

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$70.00	$63.34	$47.37	$42.58	$44.11	$35.22	$24.49	$42.12	$36.69	$35.08
End of period	$73.00	$70.00	$63.34	$47.37	$42.58	$44.11	$35.22	$24.49	$42.12	$36.69
Accumulation units outstanding at the end of period	6,054	11,497	10,536	17,479	8,550	9,270	4,847	3,723	1,349	1,331

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.82	$9.99	$10.19	$10.15	$10.22	$10.14	$9.62	$10.44	$10.17	N/A
End of period	$9.65	$9.82	$9.99	$10.19	$10.15	$10.22	$10.14	$9.62	$10.44	N/A
Accumulation units outstanding at the end of period	26,961	15,859	21,367	21,367	18,122	16,212	17,113	4,567	1,992	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.97	$20.71	$15.42	$13.19	$13.75	$12.11	$9.02	$15.47	$15.66	$13.32
End of period	$22.08	$22.97	$20.71	$15.42	$13.19	$13.75	$12.11	$9.02	$15.47	$15.66
Accumulation units outstanding at the end of period	9,778	11,040	11,439	23,980	21,313	29,345	11,532	4,240	4,185	3,432

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.39	$32.89	$28.14	$26.10	$25.80	$23.76	$20.27	$26.10	$24.79	$22.27
End of period	$34.35	$35.39	$32.89	$28.14	$26.10	$25.80	$23.76	$20.27	$26.10	$24.79
Accumulation units outstanding at the end of period	5,931	8,266	8,701	6,365	10,995	9,510	7,670	6,244	3,578	3,579

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.73	$10.96	$11.19	$11.42	$11.66	$11.90	$12.13	$12.12	$11.81	$11.54
End of period	$10.51	$10.73	$10.96	$11.19	$11.42	$11.66	$11.90	$12.13	$12.12	$11.81
Accumulation units outstanding at the end of period	11,288	16,264	18,626	15,252	15,877	7,671	6,808	3,067	3,820	57,874

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$29.02	$26.61	$20.73	$18.19	$18.96	$17.02	$14.02	$21.47	$20.33	$17.16
End of period	$27.53	$29.02	$26.61	$20.73	$18.19	$18.96	$17.02	$14.02	$21.47	$20.33
Accumulation units outstanding at the end of period	2,102	2,750	3,654	4,393	4,831	3,796	5,516	55,150	520	281

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.66	$23.05	$17.99	$17.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.96	$24.66	$23.05	$17.99	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	181	177	182	197	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.67	$15.29	$11.86	$10.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.83	$16.67	$15.29	$11.86	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	260	268	277	297	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.79	$17.47	$18.22	$17.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.49	$17.79	$17.47	$18.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	242	242	228	191	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.41	$17.76	$16.76	$14.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.88	$17.41	$17.76	$16.76	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	253	237	230	211	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.50	$17.89	$14.90	$13.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.08	$18.50	$17.89	$14.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,380	1,393	1,400	1,425	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.145%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,706	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.04	$16.03	$14.39	$13.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.35	$16.04	$16.03	$14.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,022	11,081	11,197	11,311	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.43	$16.47	$14.96	$13.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.71	$16.43	$16.47	$14.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	8,806	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.39	$16.44	$15.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.71	$16.39	$16.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	511	1,995	1,814	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,465	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.04	$14.25	$10.99	$9.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.17	$16.04	$14.25	$10.99	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,967	2,532	2,763	2,972	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,877	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,458	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,389	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.52	$11.71	$10.79	$9.39	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.93	$10.52	$11.71	$10.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,362	2,050	1,845	1,796	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,339	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.83	$10.51	$9.81	$9.94	$10.97	$9.54	$6.50	$13.62	N/A	N/A
End of period	$6.59	$8.83	$10.51	$9.81	$9.94	$10.97	$9.54	$6.50	N/A	N/A
Accumulation units outstanding at the end of period	686	—	—	816	13,765	13,725	14,003	14,164	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.26	$14.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	$15.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	611	1,117	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,048	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$30.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	336	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.50	$6.88	$7.20	$5.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.97	$7.50	$6.88	$7.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,092	2,197	2,158	2,543	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.22	$13.09	$11.72	$10.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.98	$13.22	$13.09	$11.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,638	1,699	1,660	1,594	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	297	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	228	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,188	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	899	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,517	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,061	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.92	$18.36	$13.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.64	$19.92	$18.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	982	838	822	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.02	$18.79	$13.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.01	$23.02	$18.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	150	352	401	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	219	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.59	$15.23	$11.81	$10.23	$10.67	$9.31	$7.66	$13.62	N/A	N/A
End of period	$15.75	$16.59	$15.23	$11.81	$10.23	$10.67	$9.31	$7.66	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.50	$37.04	$30.19	$29.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.41	$32.50	$37.04	$30.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,065	281	284	287	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	123	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	110	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	442	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	228	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,340	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.93	$12.78	$14.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.26	$12.93	$12.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,135	1,859	1,698	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,978	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,891	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.29	$17.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.76	$17.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	947	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.04	$17.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.70	$19.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,249	3,329	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	625	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	398	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.38	$17.62	$14.31	$12.62	$13.55	$11.82	$9.22	$15.47	N/A	N/A
End of period	$17.95	$18.38	$17.62	$14.31	$12.62	$13.55	$11.82	$9.22	N/A	N/A
Accumulation units outstanding at the end of period	9,865	9,978	10,083	10,189	14,251	7,548	—	—	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	699	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.37	$17.76	$14.81	$13.12	$13.83	$12.17	$9.71	N/A	N/A	N/A
End of period	$17.94	$18.37	$17.76	$14.81	$13.12	$13.83	$12.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,776	—	—	—	63,270	65,788	74,577	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,179	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$68.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$71.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	497	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.88	$32.43	$27.77	$25.77	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$33.82	$34.88	$32.43	$27.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,001	842	849	835	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.63	$34.42	$26.96	$24.20	$25.31	$19.06	$14.37	$23.80	$21.69	$18.46
End of period	$32.31	$34.63	$34.42	$26.96	$24.20	$25.31	$19.06	$14.37	$23.80	$21.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83	$27.36	$25.48	$24.89
End of period	$37.08	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83	$27.36	$25.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.53	$12.73	$11.26	$10.18	$10.92	$10.23	$8.53	$12.16	$11.51	$10.61
End of period	$12.08	$12.53	$12.73	$11.26	$10.18	$10.92	$10.23	$8.53	$12.16	$11.51
Accumulation units outstanding at the end of period	1,327	1,398	1,464	1,520	1,582	1,654	1,716	1,795	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87	$16.33	$14.91	$11.54
End of period	$11.44	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87	$16.33	$14.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.24	$21.62	$16.35	$14.69	$15.14	$13.82	$10.55	$17.69	$17.97	$16.34
End of period	$22.27	$23.24	$21.62	$16.35	$14.69	$15.14	$13.82	$10.55	$17.69	$17.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33	$18.68	$17.84	$17.41
End of period	$21.96	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33	$18.68	$17.84
Accumulation units outstanding at the end of period	1,837	2,554	2,185	2,174	2,365	2,266	2,312	3,124	3,425	3,421

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12	$17.51	$16.30	$13.59
End of period	$16.88	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12	$17.51	$16.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.46	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14	$18.64	$19.56	$17.45
End of period	$21.77	$24.46	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14	$18.64	$19.56
Accumulation units outstanding at the end of period	497	536	580	676	835	915	1,031	977	493	335

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91	$15.10	$13.85	$12.36
End of period	$22.41	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91	$15.10	$13.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90	$12.79	$23.53	$22.27	$20.31
End of period	$35.17	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90	$12.79	$23.53	$22.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93	$15.28	$14.68	$14.52
End of period	$17.74	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93	$15.28	$14.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62	$11.45	$10.99	$10.84
End of period	$12.75	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62	$11.45	$10.99
Accumulation units outstanding at the end of period	972	1,001	969	849	970	902	904	1,157	620	545

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.01	$18.79	$13.62	$11.74	$10.82	$10.64	$8.99	$11.96	$11.36	$10.92
End of period	$24.00	$23.01	$18.79	$13.62	$11.74	$10.82	$10.64	$8.99	$11.96	$11.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94	$19.59	$18.13	$14.75
End of period	$15.18	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94	$19.59	$18.13
Accumulation units outstanding at the end of period	747	740	796	927	816	888	890	775	335	371

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66	$13.62	$13.72	$11.79
End of period	$15.74	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66	$13.62	$13.72
Accumulation units outstanding at the end of period	6,171	8,010	7,729	8,393	8,778	9,243	38,621	40,602	35,904	36,204

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.47	$37.01	$30.17	$29.54	$29.23	$25.07	$21.33	N/A	N/A	N/A
End of period	$24.39	$32.47	$37.01	$30.17	$29.54	$29.23	$25.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	164	173	181	188	196	205	212	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.20	$22.63	$17.39	$15.16	$15.82	$12.85	$9.51	$15.57	$14.80	$13.79
End of period	$23.05	$24.20	$22.63	$17.39	$15.16	$15.82	$12.85	$9.51	$15.57	$14.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41	$12.15	$11.83	$10.50
End of period	$16.16	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41	$12.15	$11.83
Accumulation units outstanding at the end of period	3,598	3,598	3,598	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.96	$20.46	$15.10	$13.32	$14.22	$11.50	$9.23	$14.49	$15.12	$13.15
End of period	$19.58	$20.96	$20.46	$15.10	$13.32	$14.22	$11.50	$9.23	$14.49	$15.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47	$14.63	$14.06	$12.28
End of period	$17.31	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47	$14.63	$14.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01	$14.26	$13.46	$13.29
End of period	$17.34	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01	$14.26	$13.46
Accumulation units outstanding at the end of period	559	561	355	317	545	524	527	641	510	221

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78	$12.95	$13.38	$12.37
End of period	$15.75	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78	$12.95	$13.38
Accumulation units outstanding at the end of period	361	354	361	363	629	651	721	791	525	231

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00	$19.35	$20.95	$18.94
End of period	$23.05	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00	$19.35	$20.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.36	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21	$15.47	$14.48	$12.80
End of period	$17.93	$18.36	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21	$15.47	$14.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.71	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69	$11.48	$11.04	$10.45
End of period	$12.24	$12.71	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69	$11.48	$11.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.35	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71	$15.34	$14.42	$12.91
End of period	$17.92	$18.35	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71	$15.34	$14.42
Accumulation units outstanding at the end of period	—	—	—	—	1,438	1,438	1,433	1,419	1,369	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.27	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34	$14.57	$13.71	$12.48
End of period	$16.77	$17.27	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34	$14.57	$13.71
Accumulation units outstanding at the end of period	1,768	1,857	1,947	2,032	2,133	2,261	2,369	2,454	1,159	1,160

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71	$29.87	$27.72	$24.91
End of period	$47.20	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71	$29.87	$27.72
Accumulation units outstanding at the end of period	257	309	353	396	428	502	537	504	223	239

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22	$41.70	$36.35	$34.78
End of period	$71.81	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22	$41.70	$36.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96	$15.38	$15.58	$13.26
End of period	$21.81	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96	$15.38	$15.58
Accumulation units outstanding at the end of period	725	725	725	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05	$25.84	$24.56	$22.08
End of period	$33.78	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05	$25.84	$24.56
Accumulation units outstanding at the end of period	898	944	998	1,059	1,165	1,209	1,267	1,368	646	644

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.56	$10.79	$11.02	$11.26	$11.51	$11.76	$12.00	$12.00	$11.71	$11.44
End of period	$10.33	$10.56	$10.79	$11.02	$11.26	$11.51	$11.76	$12.00	$12.00	$11.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95	$21.38	$20.26	$17.12
End of period	$27.24	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95	$21.38	$20.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.17%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	699	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	175	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.89	$11.56	$9.63	$8.62	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.40	$11.89	$11.56	$9.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,407	9,268	7,511	7,722	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.02	$16.02	$14.37	$13.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.32	$16.02	$16.02	$14.37	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,146	3,182	3,216	3,249	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.41	$16.45	$14.95	$13.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.69	$16.41	$16.45	$14.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	646	7,775	7,857	7,940	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.36	$16.42	$15.20	$14.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.68	$16.36	$16.42	$15.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,842	5,504	5,951	3,819	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.50	$34.30	$26.87	$24.12	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$32.18	$34.50	$34.30	$26.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,839	922	851	108	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.24	$17.59	$13.38	$11.62	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.28	$17.24	$17.59	$13.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,170	722	130	77	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,721	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.02	$14.23	$10.98	$9.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.15	$16.02	$14.23	$10.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,379	33,820	11,058	7,621	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.23	$10.33	$10.88	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.59	$10.23	$10.33	$10.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,810	1,371	1,397	1,211	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.46	$12.51	$10.00	$8.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.19	$12.46	$12.51	$10.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,398	2,592	2,576	2,516	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.80	$14.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.62	$15.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	49,790	636	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.57	$12.20	$10.29	$8.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.78	$11.57	$12.20	$10.29	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,842	1,941	3,121	3,175	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.51	$11.70	$10.79	$9.39	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.92	$10.51	$11.70	$10.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,758	13,608	12,893	9,648	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.59	$11.63	$10.39	$9.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.19	$11.59	$11.63	$10.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	54,558	1,153	2,990	3,076	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,684	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.25	$14.51	$12.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.15	$15.25	$14.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,550	1,099	483	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.48	$12.69	$11.22	$10.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.03	$12.48	$12.69	$11.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	835	582	541	1,003	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$30.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,758	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.14	$7.88	$8.57	$7.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.64	$8.14	$7.88	$8.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,882	3,604	4,382	3,345	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.49	$6.87	$7.19	$5.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.96	$7.49	$6.87	$7.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,289	14,736	4,548	4,082	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.34	$11.29	$9.30	$8.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.41	$11.34	$11.29	$9.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,094	5,050	1,971	1,536	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,096	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.19	$13.06	$11.70	$10.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.96	$13.19	$13.06	$11.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	31,456	8,428	2,206	2,842	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,830	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.50	$10.95	$8.72	$7.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.72	$11.50	$10.95	$8.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,005	1,840	576	608	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.27	$21.59	$22.30	$21.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.87	$22.27	$21.59	$22.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	573	268	268	1,231	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.20	$17.34	$13.35	$11.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.11	$19.20	$17.34	$13.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,616	2,481	633	442	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	78,284	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.60	$13.86	$13.79	$10.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.12	$15.60	$13.86	$13.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,590	9,276	9,798	5,891	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.53	$17.87	$15.35	$13.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.81	$17.53	$17.87	$15.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,603	2,507	2,426	1,009	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,106	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	728	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.26	$22.01	$16.10	$13.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.35	$23.26	$22.01	$16.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,698	—	523	539	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.13	$13.98	$11.55	$10.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.67	$13.13	$13.98	$11.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	67,559	27,642	23,101	19,944	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.78	$31.96	$23.00	$20.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$35.06	$34.78	$31.96	$23.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,331	—	355	367	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.97	$17.43	$18.46	$18.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.67	$17.97	$17.43	$18.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,060	55	56	1,475	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.01	$12.59	$13.22	$13.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.71	$13.01	$12.59	$13.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,954	3,844	4,139	6,314	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.98	$6.76	$5.71	$4.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.01	$6.98	$6.76	$5.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,908	9,302	4,542	5,010	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.84	$18.30	$13.25	$10.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.56	$19.84	$18.30	$13.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,798	3,922	1,840	1,633	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,514	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	726	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.74	$9.71	$7.44	$6.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.39	$10.74	$9.71	$7.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,812	15,283	35,510	33,664	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.93	$18.73	$13.58	$11.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.92	$22.93	$18.73	$13.58	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	40,747	13,117	6,470	5,872	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.51	$12.14	$10.03	$8.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.06	$12.51	$12.14	$10.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,970	14,760	14,920	12,955	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.64	$17.02	$14.32	$12.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.14	$15.64	$17.02	$14.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,269	2,700	2,517	2,409	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,633	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.14	$17.38	$12.59	$10.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.00	$20.14	$17.38	$12.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,953	2,987	3,019	3,049	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.37	$36.90	$30.09	$29.47	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.31	$32.37	$36.90	$30.09	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,459	3,951	2,627	2,478	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	396	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.13	$22.58	$17.35	$15.12	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.98	$24.13	$22.58	$17.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,558	1,708	1,720	944	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.32	$14.75	$11.45	$10.14	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.11	$16.32	$14.75	$11.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	84,878	21,033	70,740	63,308	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.91	$20.42	$15.07	$13.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.52	$20.91	$20.42	$15.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,466	3,721	3,729	4,445	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.96	$8.44	$6.84	$6.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.18	$9.96	$8.44	$6.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,671	14,795	32,062	30,726	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	655	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.99	$17.04	$13.79	$11.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.26	$16.99	$17.04	$13.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,389	309	229	254	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.90	$12.76	$14.35	$13.53	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.23	$12.90	$12.76	$14.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	54,725	33,605	28,768	25,818	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.58	$17.28	$18.03	$17.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.27	$17.58	$17.28	$18.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	54,073	24,274	20,437	28,359	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.41	$10.61	$10.40	$9.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.05	$10.41	$10.61	$10.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,499	5,708	4,830	4,120	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.21	$17.57	$16.59	$14.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.68	$17.21	$17.57	$16.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,562	3,853	10,650	9,600	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.79	$14.61	$10.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.21	$15.79	$14.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	274	245	254	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.94	$14.42	$10.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.11	$14.94	$14.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,131	260	258	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	161	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.01	$16.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.66	$19.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,533	1,907	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.79	$18.38	$13.14	$11.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.60	$19.79	$18.38	$13.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,232	2,569	2,383	1,312	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.10	$15.37	$12.01	$10.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.84	$17.10	$15.37	$12.01	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	129,077	50,768	19,215	14,606	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.09	$18.26	$12.45	$11.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.78	$21.09	$18.26	$12.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,137	16,347	12,992	13,654	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.30	$17.55	$14.26	$12.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.87	$18.30	$17.55	$14.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,049	796	806	816	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.68	$12.57	$12.29	$11.54	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.21	$12.68	$12.57	$12.29	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,038	16,656	16,665	11,395	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.29	$17.69	$14.75	$13.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.86	$18.29	$17.69	$14.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,016	2,469	2,563	2,803	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.07	$13.83	$12.80	$11.79	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.62	$14.07	$13.83	$12.80	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,430	6,761	6,666	7,411	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.21	$16.83	$14.84	$13.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.71	$17.21	$16.83	$14.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39,425	19,877	15,685	13,825	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.71	$15.62	$10.52	$8.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.99	$17.71	$15.62	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,891	311	257	320	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.39	$40.79	$30.06	$25.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$47.00	$43.39	$40.79	$30.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,460	5,350	8,866	6,395	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$68.64	$62.17	$46.54	$41.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$71.51	$68.64	$62.17	$46.54	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,398	533	548	136	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.74	$9.91	$10.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.56	$9.74	$9.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,124	—	8,186	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.63	$20.43	$15.22	$13.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.74	$22.63	$20.43	$15.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,362	1,794	1,673	1,527	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$33.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	358	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.52	$10.75	$10.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	$10.52	$10.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	44,900	—	4,103	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.21%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.65	$16.75	$15.64	$14.41	$15.58	$13.74	N/A	N/A	N/A	N/A
End of period	$15.99	$16.65	$16.75	$15.64	$14.41	$15.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,460	16,282	16,897	17,938	17,217	1,671	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.10	$10.81	$8.90	$7.95	$8.39	$7.60	$6.20	N/A	N/A	N/A
End of period	$10.57	$11.10	$10.81	$8.90	$7.95	$8.39	$7.60	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43,379	45,825	48,560	51,352	49,058	30,613	31,686	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.23	$11.87	$10.36	$9.35	$9.49	$8.73	N/A	N/A	N/A	N/A
End of period	$11.74	$12.23	$11.87	$10.36	$9.35	$9.49	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	156,206	159,728	161,397	163,096	164,886	166,194	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.85	$11.53	$9.61	$8.60	$8.87	$8.01	$6.67	N/A	N/A	N/A
End of period	$11.36	$11.85	$11.53	$9.61	$8.60	$8.87	$8.01	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47,619	50,625	51,623	51,257	54,398	51,790	44,821	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$15.98	$15.99	$14.35	$13.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.28	$15.98	$15.99	$14.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	308	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.37	$16.42	$14.93	$13.71	$14.57	N/A	N/A	N/A	N/A	N/A
End of period	$15.64	$16.37	$16.42	$14.93	$13.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,488	6,641	6,741	6,079	6,125	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.33	$16.39	$15.18	$14.00	$15.01	$13.35	N/A	N/A	N/A	N/A
End of period	$15.64	$16.33	$16.39	$15.18	$14.00	$15.01	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,197	21,232	21,449	21,792	17,810	1,133	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.25	$34.06	$26.69	$23.97	$25.09	$18.91	$14.27	N/A	N/A	N/A
End of period	$31.93	$34.25	$34.06	$26.69	$23.97	$25.09	$18.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,189	1,459	1,525	568	514	4,801	950	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.17	$17.53	$13.34	$11.59	$12.18	$9.82	$7.52	$11.33	N/A	N/A
End of period	$15.21	$17.17	$17.53	$13.34	$11.59	$12.18	$9.82	$7.52	N/A	N/A
Accumulation units outstanding at the end of period	664	552	594	1,472	1,454	413	671	729	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.80	$11.57	$10.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.53	$11.80	$11.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,963	1,381	1,454	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.99	$14.21	$10.97	$9.89	$10.24	N/A	N/A	N/A	N/A	N/A
End of period	$15.12	$15.99	$14.21	$10.97	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,640	11,688	13,170	12,730	10,612	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.21	$10.32	$10.87	$10.51	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$9.57	$10.21	$10.32	$10.87	$10.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,474	9,373	9,083	8,797	7,617	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.44	$12.49	$9.99	$8.66	$10.99	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	$12.44	$12.49	$9.99	$8.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,367	3,646	3,652	3,341	3,471	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,048	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.77	$14.63	$11.25	$9.84	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$15.58	$15.77	$14.63	$11.25	$9.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,220	6,722	7,420	8,812	11,324	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.55	$12.18	$10.28	$8.95	$10.69	N/A	N/A	N/A	N/A	N/A
End of period	$10.75	$11.55	$12.18	$10.28	$8.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,738	3,723	3,760	3,745	5,089	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.49	$11.69	$10.77	$9.38	$11.19	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	$10.49	$11.69	$10.77	$9.38	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,893	3,059	3,103	1,768	7,242	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.57	$11.61	$10.39	$9.69	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.16	$11.57	$11.61	$10.39	$9.69	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,045	20,539	22,416	19,914	5,931	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.78	$10.47	$9.77	$9.91	$10.94	$9.52	$6.49	$13.61	N/A	N/A
End of period	$6.55	$8.78	$10.47	$9.77	$9.91	$10.94	$9.52	$6.49	N/A	N/A
Accumulation units outstanding at the end of period	13,673	15,950	20,801	21,692	31,880	24,073	27,156	11,121	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.24	$33.08	$24.34	$22.49	$22.82	$20.71	N/A	N/A	N/A	N/A
End of period	$36.61	$35.24	$33.08	$24.34	$22.49	$22.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,654	3,441	3,413	3,908	3,923	3,238	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.23	$14.50	$12.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.13	$15.23	$14.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,579	6,567	2,937	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.41	$12.62	$11.16	$10.10	$10.84	$10.16	$8.48	$12.09	$11.46	$10.57
End of period	$11.95	$12.41	$12.62	$11.16	$10.10	$10.84	$10.16	$8.48	$12.09	$11.46
Accumulation units outstanding at the end of period	11,977	12,008	7,706	4,683	4,692	5,302	4,040	52	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.03	$30.00	$24.89	$21.74	$23.28	$21.29	$15.75	$27.99	$23.70	$21.39
End of period	$30.16	$30.03	$30.00	$24.89	$21.74	$23.28	$21.29	$15.75	$27.99	$23.70
Accumulation units outstanding at the end of period	869	1,132	1,151	873	885	840	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.99	$13.71	$11.54	$10.07	$11.81	$11.22	$8.81	$16.24	$14.83	$11.48
End of period	$11.32	$11.99	$13.71	$11.54	$10.07	$11.81	$11.22	$8.81	$16.24	$14.83
Accumulation units outstanding at the end of period	1,933	1,940	1,884	2,012	2,054	891	4,946	6,419	10,376	4,688

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.99	$21.40	$16.19	$14.55	$15.01	$13.71	$10.48	$17.57	$17.86	$16.25
End of period	$22.01	$22.99	$21.40	$16.19	$14.55	$15.01	$13.71	$10.48	$17.57	$17.86
Accumulation units outstanding at the end of period	4,274	287	290	727	735	299	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.12	$7.86	$8.55	$7.13	$9.25	$7.92	N/A	N/A	N/A	N/A
End of period	$6.62	$8.12	$7.86	$8.55	$7.13	$9.25	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,758	1,709	25,058	25,859	4,279	14,132	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.47	$6.85	$7.17	$5.94	$8.42	$7.36	$4.13	N/A	N/A	N/A
End of period	$6.94	$7.47	$6.85	$7.17	$5.94	$8.42	$7.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,056	6,300	26,877	42,036	32,037	30,796	24,935	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.30	$11.26	$9.28	$8.18	$8.48	$7.86	$6.17	$9.88	N/A	N/A
End of period	$10.37	$11.30	$11.26	$9.28	$8.18	$8.48	$7.86	$6.17	N/A	N/A
Accumulation units outstanding at the end of period	27,868	38,709	33,468	34,950	33,639	40,715	33,973	17,359	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.24	$10.72	$8.41	$7.05	$7.67	$7.32	N/A	N/A	N/A	N/A
End of period	$9.37	$10.24	$10.72	$8.41	$7.05	$7.67	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	935	910	1,112	4,442	5,372	961	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.43	$11.73	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.71	$11.43	$11.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,145	9,816	10,120	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.14	$13.02	$11.67	$10.63	$10.60	$9.63	$7.41	$10.78	$10.82	N/A
End of period	$11.91	$13.14	$13.02	$11.67	$10.63	$10.60	$9.63	$7.41	$10.78	N/A
Accumulation units outstanding at the end of period	17,384	25,440	12,830	10,814	13,067	16,079	8,764	3,619	921	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.35	$10.56	$8.15	$6.55	$7.82	$6.63	N/A	N/A	N/A	N/A
End of period	$9.50	$9.35	$10.56	$8.15	$6.55	$7.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,490	6,272	6,359	6,123	9,057	8,886	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.46	$10.92	$8.70	$7.83	$8.05	$7.39	$5.96	N/A	N/A	N/A
End of period	$10.69	$11.46	$10.92	$8.70	$7.83	$8.05	$7.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,778	4,447	5,190	5,626	5,953	11,602	3,723	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.09	$21.43	$22.14	$21.01	$20.21	$19.20	$17.19	$18.54	$17.71	$17.30
End of period	$21.69	$22.09	$21.43	$22.14	$21.01	$20.21	$19.20	$17.19	$18.54	$17.71
Accumulation units outstanding at the end of period	—	—	727	720	717	2,195	927	1,371	1,129	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.06	$12.97	$14.39	$12.26	$13.15	$11.58	N/A	N/A	N/A	N/A
End of period	$10.35	$12.06	$12.97	$14.39	$12.26	$13.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,049	4,753	4,482	5,986	6,546	21,042	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.11	$17.27	$13.30	$11.53	$12.61	$10.36	$7.99	$12.77	$12.71	$11.22
End of period	$17.02	$19.11	$17.27	$13.30	$11.53	$12.61	$10.36	$7.99	$12.77	$12.71
Accumulation units outstanding at the end of period	8,594	11,202	6,423	6,878	6,422	5,600	6,448	4,918	2,641	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.58	$11.29	$8.60	$7.35	$8.41	$7.91	$6.48	N/A	N/A	N/A
End of period	$12.09	$12.58	$11.29	$8.60	$7.35	$8.41	$7.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,855	2,980	1,204	2,344	2,203	1,850	2,829	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.54	$13.82	$13.74	$10.95	$11.94	$10.42	$8.04	$12.79	$15.38	$11.53
End of period	$15.06	$15.54	$13.82	$13.74	$10.95	$11.94	$10.42	$8.04	$12.79	$15.38
Accumulation units outstanding at the end of period	12,557	13,175	13,351	5,223	5,847	15,872	6,363	6,664	7,469	2,958

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.39	$17.74	$15.24	$13.46	$14.78	$13.45	$10.04	$17.38	$16.19	$13.50
End of period	$16.67	$17.39	$17.74	$15.24	$13.46	$14.78	$13.45	$10.04	$17.38	$16.19
Accumulation units outstanding at the end of period	2,934	2,981	3,066	3,100	3,167	3,062	5,884	963	612	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.89	$15.94	$11.68	$10.61	$11.63	$10.12	$8.33	$13.66	$12.06	$11.43
End of period	$17.35	$16.89	$15.94	$11.68	$10.61	$11.63	$10.12	$8.33	$13.66	$12.06
Accumulation units outstanding at the end of period	1,107	1,224	1,923	2,526	2,467	2,230	3,928	2,768	512	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.21	$22.66	$17.70	$16.79	$18.20	$15.12	$11.07	$18.53	$19.46	$17.36
End of period	$21.53	$24.21	$22.66	$17.70	$16.79	$18.20	$15.12	$11.07	$18.53	$19.46
Accumulation units outstanding at the end of period	—	736	4,376	4,435	743	745	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.14	$21.90	$16.03	$13.93	$14.43	$11.69	$8.87	$15.04	$13.81	$12.33
End of period	$22.22	$23.14	$21.90	$16.03	$13.93	$14.43	$11.69	$8.87	$15.04	$13.81
Accumulation units outstanding at the end of period	4,293	1,334	1,831	3,330	2,735	7,144	3,627	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.10	$13.95	$11.54	$10.06	$11.12	$10.35	N/A	N/A	N/A	N/A
End of period	$11.64	$13.10	$13.95	$11.54	$10.06	$11.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,762	24,893	26,341	24,363	27,476	15,880	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.48	$31.70	$22.82	$20.07	$21.80	$17.74	N/A	N/A	N/A	N/A
End of period	$34.74	$34.48	$31.70	$22.82	$20.07	$21.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,436	2,300	2,487	1,931	2,021	1,887	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.83	$17.30	$18.33	$18.08	$16.83	$16.03	$15.80	$15.16	$14.57	$14.43
End of period	$17.52	$17.83	$17.30	$18.33	$18.08	$16.83	$16.03	$15.80	$15.16	$14.57
Accumulation units outstanding at the end of period	10,106	2,643	2,828	3,052	4,952	4,757	3,270	166	202	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.78	$12.71	$13.14	$10.99	$13.66	$11.46	$6.82	$13.96	$10.83	N/A
End of period	$9.37	$11.78	$12.71	$13.14	$10.99	$13.66	$11.46	$6.82	$13.96	N/A
Accumulation units outstanding at the end of period	5,116	5,935	6,759	25,361	27,656	30,061	17,668	6,168	9,388	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.15	$11.48	$9.19	$8.10	$8.46	$7.43	$6.09	$9.77	N/A	N/A
End of period	$11.62	$12.15	$11.48	$9.19	$8.10	$8.46	$7.43	$6.09	N/A	N/A
Accumulation units outstanding at the end of period	14,516	15,589	16,655	18,098	16,883	1,312	806	8,111	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.94	$12.53	$13.17	$12.99	$12.39	$11.97	$11.57	$11.41	$10.96	$10.81
End of period	$12.64	$12.94	$12.53	$13.17	$12.99	$12.39	$11.97	$11.57	$11.41	$10.96
Accumulation units outstanding at the end of period	4,461	2,195	2,196	3,297	4,564	1,989	110	—	1,252	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.93	$6.72	$5.68	$4.82	$5.09	$4.25	$3.46	$5.86	$5.74	N/A
End of period	$6.97	$6.93	$6.72	$5.68	$4.82	$5.09	$4.25	$3.46	$5.86	N/A
Accumulation units outstanding at the end of period	10,914	11,381	11,525	10,618	10,817	162	—	2,238	1,273	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.72	$18.19	$13.18	$10.91	$10.47	N/A	N/A	N/A	N/A	N/A
End of period	$20.42	$19.72	$18.19	$13.18	$10.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,139	5,658	5,729	4,967	5,071	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.16	$9.72	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.59	$9.16	$9.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	349	827	989	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.75	$14.55	$11.39	$10.72	$11.83	N/A	N/A	N/A	N/A	N/A
End of period	$13.18	$13.75	$14.55	$11.39	$10.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,065	755	780	436	459	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.67	$9.65	$7.40	$6.00	$7.04	$6.34	$5.47	$11.32	$14.01	N/A
End of period	$10.32	$10.67	$9.65	$7.40	$6.00	$7.04	$6.34	$5.47	$11.32	N/A
Accumulation units outstanding at the end of period	12,912	23,721	17,065	16,092	16,045	7,323	18,564	4,514	502	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.79	$18.62	$13.51	$11.65	$10.74	$10.57	$8.94	$11.90	$11.31	$10.88
End of period	$23.76	$22.79	$18.62	$13.51	$11.65	$10.74	$10.57	$8.94	$11.90	$11.31
Accumulation units outstanding at the end of period	11,089	20,079	11,260	3,626	4,772	3,735	6,053	4,244	2,110	2,887

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.47	$12.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.02	$12.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	530	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.56	$16.94	$14.26	$12.35	$14.40	$13.78	$10.90	$19.52	$18.08	$14.72
End of period	$15.06	$15.56	$16.94	$14.26	$12.35	$14.40	$13.78	$10.90	$19.52	$18.08
Accumulation units outstanding at the end of period	11,001	11,836	4,251	5,082	5,009	5,142	8,971	7,600	5,470	2,296

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.48	$15.14	$11.75	$10.18	$10.62	$9.27	$7.64	$13.59	$13.70	$11.79
End of period	$15.63	$16.48	$15.14	$11.75	$10.18	$10.62	$9.27	$7.64	$13.59	$13.70
Accumulation units outstanding at the end of period	27,249	30,509	51,958	169,892	216,182	233,840	200,230	202,277	120,818	62,889

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$20.06	$17.32	$12.55	$10.72	$10.75	$9.37	$7.15	$12.49	N/A	N/A
End of period	$19.91	$20.06	$17.32	$12.55	$10.72	$10.75	$9.37	$7.15	N/A	N/A
Accumulation units outstanding at the end of period	9,756	14,894	6,262	4,747	5,971	4,168	1,048	1,480	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.17	$36.69	$29.93	$29.32	$29.03	$24.91	$21.21	$34.90	$26.38	$22.32
End of period	$24.15	$32.17	$36.69	$29.93	$29.32	$29.03	$24.91	$21.21	$34.90	$26.38
Accumulation units outstanding at the end of period	2,356	2,788	4,394	7,353	7,880	4,027	5,433	2,190	1,588	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.98	$14.84	$13.47	$12.29	$12.81	N/A	N/A	N/A	N/A	N/A
End of period	$15.38	$14.98	$14.84	$13.47	$12.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	912	417	423	403	423	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.74	$14.33	$10.42	$9.56	$9.31	$8.17	$7.03	N/A	N/A	N/A
End of period	$13.22	$14.74	$14.33	$10.42	$9.56	$9.31	$8.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,372	3,695	3,805	2,673	2,495	2,456	2,155	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.01	$22.47	$17.27	$15.06	$15.74	$12.79	$9.47	$15.51	$14.76	$13.76
End of period	$22.85	$24.01	$22.47	$17.27	$15.06	$15.74	$12.79	$9.47	$15.51	$14.76
Accumulation units outstanding at the end of period	3,420	7,036	13,334	6,046	8,093	8,540	9,268	8,364	11,249	4,933

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.24	$14.68	$11.40	$10.10	$10.18	$9.09	$7.38	$12.10	$11.80	$10.48
End of period	$16.02	$16.24	$14.68	$11.40	$10.10	$10.18	$9.09	$7.38	$12.10	$11.80
Accumulation units outstanding at the end of period	6,525	13,390	4,888	4,869	5,206	5,960	6,451	3,811	1,047	1,054

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.28	$15.09	$11.27	$10.12	$11.21	$9.49	$6.00	$8.80	N/A	N/A
End of period	$14.19	$15.28	$15.09	$11.27	$10.12	$11.21	$9.49	$6.00	N/A	N/A
Accumulation units outstanding at the end of period	4,447	8,748	14,729	16,946	12,178	10,920	7,014	3,428	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.80	$20.32	$15.00	$13.24	$14.15	$11.45	$9.19	$14.44	$15.08	$13.12
End of period	$19.42	$20.80	$20.32	$15.00	$13.24	$14.15	$11.45	$9.19	$14.44	$15.08
Accumulation units outstanding at the end of period	5,062	4,868	20,870	10,200	6,789	4,788	3,768	1,799	4,186	793

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.90	$8.39	$6.80	$6.25	$6.41	$5.85	$3.65	$6.59	$5.88	$5.50
End of period	$10.11	$9.90	$8.39	$6.80	$6.25	$6.41	$5.85	$3.65	$6.59	$5.88
Accumulation units outstanding at the end of period	6,976	6,100	6,290	5,692	9,292	8,686	14,804	5,403	2,046	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.90	$16.95	$13.73	$11.64	$12.97	$11.49	$8.43	$14.57	$14.01	N/A
End of period	$17.15	$16.90	$16.95	$13.73	$11.64	$12.97	$11.49	$8.43	$14.57	N/A
Accumulation units outstanding at the end of period	9,825	6,667	3,074	3,791	3,720	2,940	1,606	—	469	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.86	$12.73	$14.32	$13.50	$12.36	$11.73	$10.22	N/A	N/A	N/A
End of period	$12.19	$12.86	$12.73	$14.32	$13.50	$12.36	$11.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,618	17,222	20,676	30,457	32,303	22,771	15,384	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.46	$17.17	$17.93	$16.96	$16.54	$15.72	$13.92	$14.17	$13.39	$13.23
End of period	$17.15	$17.46	$17.17	$17.93	$16.96	$16.54	$15.72	$13.92	$14.17	$13.39
Accumulation units outstanding at the end of period	11,371	10,243	21,200	28,309	27,647	23,414	13,200	4,455	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.39	$10.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.03	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,791	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.10	$17.46	$16.49	$14.44	$14.11	$12.47	$8.72	$12.87	$13.30	$12.31
End of period	$15.57	$17.10	$17.46	$16.49	$14.44	$14.11	$12.47	$8.72	$12.87	$13.30
Accumulation units outstanding at the end of period	2,136	9,032	11,365	17,837	12,737	21,985	17,597	5,179	8,748	4,646

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.75	$14.58	$10.57	$9.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.16	$15.75	$14.58	$10.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	265	647	370	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.91	$14.39	$10.71	$9.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.07	$14.91	$14.39	$10.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,868	—	39	1,433	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$13.98	$14.21	$10.25	$8.05	$10.03	$8.12	N/A	N/A	N/A	N/A
End of period	$13.62	$13.98	$14.21	$10.25	$8.05	$10.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,530	13,062	13,696	17,535	17,971	5,721	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.95	$16.94	$12.06	$10.60	$10.24	$9.20	$6.63	N/A	N/A	N/A
End of period	$17.60	$18.95	$16.94	$12.06	$10.60	$10.24	$9.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,151	17,691	36,790	14,229	10,321	16,744	16,215	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.74	$18.34	$13.11	$11.50	$10.63	$9.65	$6.84	$9.91	N/A	N/A
End of period	$19.54	$19.74	$18.34	$13.11	$11.50	$10.63	$9.65	$6.84	N/A	N/A
Accumulation units outstanding at the end of period	87	13,119	88	660	666	1,912	3,652	8,037	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.05	$15.33	$11.98	$10.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.79	$17.05	$15.33	$11.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,681	4,829	5,729	10,311	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.03	$18.22	$12.42	$11.13	$10.68	$9.55	N/A	N/A	N/A	N/A
End of period	$17.73	$21.03	$18.22	$12.42	$11.13	$10.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,015	14,663	5,836	7,771	8,362	5,958	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.18	$17.44	$14.17	$12.51	$13.43	$11.73	$9.15	$15.37	$14.40	$12.74
End of period	$17.74	$18.18	$17.44	$14.17	$12.51	$13.43	$11.73	$9.15	$15.37	$14.40
Accumulation units outstanding at the end of period	37,003	37,596	70,224	72,838	74,592	39,756	23,216	5,727	4,569	3,125

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.63	$12.52	$12.25	$11.51	$11.41	$10.73	$9.67	$11.46	$11.02	$10.45
End of period	$12.16	$12.63	$12.52	$12.25	$11.51	$11.41	$10.73	$9.67	$11.46	$11.02
Accumulation units outstanding at the end of period	7,956	9,957	26,413	41,477	45,163	28,798	4,166	13,229	4,098	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.17	$17.58	$14.66	$13.00	$13.72	$12.08	$9.64	$15.25	$14.35	$12.85
End of period	$17.73	$18.17	$17.58	$14.66	$13.00	$13.72	$12.08	$9.64	$15.25	$14.35
Accumulation units outstanding at the end of period	10,922	13,608	11,423	21,482	22,011	21,858	25,394	16,288	21,998	13,842

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.02	$13.78	$12.76	$11.76	$11.92	$10.95	$9.44	$12.25	$11.63	$10.77
End of period	$13.56	$14.02	$13.78	$12.76	$11.76	$11.92	$10.95	$9.44	$12.25	$11.63
Accumulation units outstanding at the end of period	41,480	43,387	57,267	68,268	155,023	136,363	127,246	87,282	3,330	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.09	$16.72	$14.76	$13.26	$13.73	$12.41	$10.27	$14.49	$13.63	$12.42
End of period	$16.59	$17.09	$16.72	$14.76	$13.26	$13.73	$12.41	$10.27	$14.49	$13.63
Accumulation units outstanding at the end of period	66,010	93,571	121,276	133,033	164,143	128,738	124,776	78,795	19,158	3,305

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.65	$15.57	$10.50	$8.81	$9.52	$8.84	$6.33	N/A	N/A	N/A
End of period	$15.93	$17.65	$15.57	$10.50	$8.81	$9.52	$8.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	918	966	1,098	1,493	1,689	1,723	212	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.05	$40.49	$29.85	$25.68	$26.57	$23.26	$16.57	$29.65	$27.53	$24.75
End of period	$46.62	$43.05	$40.49	$29.85	$25.68	$26.57	$23.26	$16.57	$29.65	$27.53
Accumulation units outstanding at the end of period	1,984	2,699	3,568	14,627	3,482	4,473	2,692	828	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$68.10	$61.71	$46.22	$41.60	$43.16	$34.51	$24.03	$41.38	$36.10	N/A
End of period	$70.92	$68.10	$61.71	$46.22	$41.60	$43.16	$34.51	$24.03	$41.38	N/A
Accumulation units outstanding at the end of period	968	1,359	1,576	7,140	2,500	2,965	1,363	428	—	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.71	$9.88	$10.09	$10.07	$10.15	$10.09	$9.58	N/A	N/A	N/A
End of period	$9.52	$9.71	$9.88	$10.09	$10.07	$10.15	$10.09	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,671	14,362	20,188	20,080	21,353	5,019	4,840	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.50	$20.31	$15.14	$12.98	$13.55	$11.95	$8.91	$15.30	$15.52	$13.22
End of period	$21.60	$22.50	$20.31	$15.14	$12.98	$13.55	$11.95	$8.91	$15.30	$15.52
Accumulation units outstanding at the end of period	4,665	4,907	9,231	9,558	4,709	4,646	7,823	—	810	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.43	$32.04	$27.45	$25.49	$25.23	$23.28	$19.88	$25.64	$24.39	$21.94
End of period	$33.37	$34.43	$32.04	$27.45	$25.49	$25.23	$23.28	$19.88	$25.64	$24.39
Accumulation units outstanding at the end of period	14,758	19,518	18,861	18,322	18,766	1,435	790	753	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.44	$10.67	$10.91	$11.16	$11.40	$11.66	$11.90	$11.91	$11.62	$11.37
End of period	$10.21	$10.44	$10.67	$10.91	$11.16	$11.40	$11.66	$11.90	$11.91	$11.62
Accumulation units outstanding at the end of period	634	698	9,546	12,844	13,327	—	—	4,991	9,629	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.52	$26.19	$20.43	$17.95	$18.74	$16.85	$13.90	$21.31	$20.21	$17.08
End of period	$27.03	$28.52	$26.19	$20.43	$17.95	$18.74	$16.85	$13.90	$21.31	$20.21
Accumulation units outstanding at the end of period	364	364	386	386	386	408	2,151	2,249	366	—

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.96	$32.84	$24.16	$22.34	$22.68	$20.59	$15.62	$27.02	$25.19	$24.63
End of period	$36.31	$34.96	$32.84	$24.16	$22.34	$22.68	$20.59	$15.62	$27.02	$25.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.34	$12.55	$11.11	$10.05	$10.79	$10.13	$8.46	$12.06	$11.43	$10.55
End of period	$11.88	$12.34	$12.55	$11.11	$10.05	$10.79	$10.13	$8.46	$12.06	$11.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,811	1,811

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.80	$29.77	$24.71	$21.60	$23.13	$21.17	$15.66	$27.85	$23.61	$21.31
End of period	$29.91	$29.80	$29.77	$24.71	$21.60	$23.13	$21.17	$15.66	$27.85	$23.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.91	$13.62	$11.47	$10.01	$11.75	$11.17	$8.78	$16.17	$14.77	$11.45
End of period	$11.23	$11.91	$13.62	$11.47	$10.01	$11.75	$11.17	$8.78	$16.17	$14.77
Accumulation units outstanding at the end of period	252	269	286	305	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.10	$12.98	$11.64	$10.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.86	$13.10	$12.98	$11.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,638	1,748	1,858	1,979	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.92	$21.27	$21.98	$20.87	$20.08	$19.08	$17.10	$18.44	$17.63	$17.22
End of period	$21.51	$21.92	$21.27	$21.98	$20.87	$20.08	$19.08	$17.10	$18.44	$17.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.25	$17.61	$16.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.53	$17.25	$17.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	471	503	535	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.81	$15.87	$11.63	$10.57	$11.58	$10.09	$8.30	$13.62	$12.04	$11.41
End of period	$17.25	$16.81	$15.87	$11.63	$10.57	$11.58	$10.09	$8.30	$13.62	$12.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.05	$22.51	$17.59	$16.70	$18.10	$15.04	$11.02	$18.46	$19.39	$17.31
End of period	$21.38	$24.05	$22.51	$17.59	$16.70	$18.10	$15.04	$11.02	$18.46	$19.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	177

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.01	$21.80	$15.96	$13.87	$14.38	$11.65	$8.84	$15.00	$13.78	$12.30
End of period	$22.10	$23.01	$21.80	$15.96	$13.87	$14.38	$11.65	$8.84	$15.00	$13.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.21	$31.46	$22.66	$19.94	$21.67	$17.64	$12.62	$23.24	$22.01	$20.09
End of period	$34.45	$34.21	$31.46	$22.66	$19.94	$21.67	$17.64	$12.62	$23.24	$22.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.69	$17.17	$18.20	$17.96	$16.72	$15.93	$15.72	$15.09	$14.51	$14.44
End of period	$17.38	$17.69	$17.17	$18.20	$17.96	$16.72	$15.93	$15.72	$15.09	$14.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.87	$12.47	$13.11	$12.94	$12.35	$11.93	$11.54	$11.38	$10.94	$10.79
End of period	$12.57	$12.87	$12.47	$13.11	$12.94	$12.35	$11.93	$11.54	$11.38	$10.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.59	$18.08	$13.11	$10.86	$10.42	$8.68	$6.67	$9.93	$11.03	$9.94
End of period	$20.28	$19.59	$18.08	$13.11	$10.86	$10.42	$8.68	$6.67	$9.93	$11.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.61	$9.60	$7.36	$5.97	$7.01	$6.32	$5.45	$11.29	$13.97	$12.04
End of period	$10.26	$10.61	$9.60	$7.36	$5.97	$7.01	$6.32	$5.45	$11.29	$13.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.65	$18.51	$13.44	$11.59	$10.69	$10.53	$8.90	$11.86	$11.27	$10.85
End of period	$23.60	$22.65	$18.51	$13.44	$11.59	$10.69	$10.53	$8.90	$11.86	$11.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.48	$16.86	$14.20	$12.31	$14.34	$13.74	$10.87	$19.47	$18.04	$14.69
End of period	$14.97	$15.48	$16.86	$14.20	$12.31	$14.34	$13.74	$10.87	$19.47	$18.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.41	$15.08	$11.71	$10.15	$10.60	$9.26	$7.63	$13.57	$13.69	$11.78
End of period	$15.56	$16.41	$15.08	$11.71	$10.15	$10.60	$9.26	$7.63	$13.57	$13.69
Accumulation units outstanding at the end of period	439	469	1,440	1,492	951	969	3,974	3,295	6,500	5,703

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.97	$36.48	$29.76	$29.18	$28.89	$24.81	$21.13	$34.78	$26.30	$22.26
End of period	$23.99	$31.97	$36.48	$29.76	$29.18	$28.89	$24.81	$21.13	$34.78	$26.30
Accumulation units outstanding at the end of period	119	127	135	144	—	—	—	—	224	224

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.89	$22.37	$17.20	$15.00	$15.68	$12.75	$9.44	$15.47	$14.73	$13.73
End of period	$22.73	$23.89	$22.37	$17.20	$15.00	$15.68	$12.75	$9.44	$15.47	$14.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.15	$14.61	$11.35	$10.06	$10.14	$9.07	$7.36	$12.07	$11.77	$10.46
End of period	$15.93	$16.15	$14.61	$11.35	$10.06	$10.14	$9.07	$7.36	$12.07	$11.77
Accumulation units outstanding at the end of period	12,535	12,527	—	3,639	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.69	$20.22	$14.94	$13.19	$14.10	$11.41	$9.16	$14.40	$15.05	$13.10
End of period	$19.31	$20.69	$20.22	$14.94	$13.19	$14.10	$11.41	$9.16	$14.40	$15.05
Accumulation units outstanding at the end of period	190	203	216	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.84	$8.35	$6.77	$6.22	$6.38	$5.82	$3.64	$6.57	$5.87	$5.49
End of period	$10.05	$9.84	$8.35	$6.77	$6.22	$6.38	$5.82	$3.64	$6.57	$5.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.80	$16.86	$13.66	$11.59	$12.92	$11.45	$8.40	$14.53	$13.98	$12.26
End of period	$17.05	$16.80	$16.86	$13.66	$11.59	$12.92	$11.45	$8.40	$14.53	$13.98
Accumulation units outstanding at the end of period	277	296	315	335	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.35	$17.06	$17.82	$16.86	$16.45	$15.64	$13.86	$14.12	$13.34	$13.18
End of period	$17.03	$17.35	$17.06	$17.82	$16.86	$16.45	$15.64	$13.86	$14.12	$13.34
Accumulation units outstanding at the end of period	3,360	3,392	159	147	155	146	139	—	—	243

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.99	$17.36	$16.41	$14.37	$14.04	$12.42	$8.68	$12.82	$13.26	$12.27
End of period	$15.47	$16.99	$17.36	$16.41	$14.37	$14.04	$12.42	$8.68	$12.82	$13.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	251

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.29	$22.99	$16.77	$14.83	$16.01	$13.94	$9.86	$19.11	$20.71	$18.77
End of period	$22.58	$25.29	$22.99	$16.77	$14.83	$16.01	$13.94	$9.86	$19.11	$20.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.06	$17.33	$14.09	$12.44	$13.37	$11.68	$9.11	$15.32	$14.35	$12.70
End of period	$17.62	$18.06	$17.33	$14.09	$12.44	$13.37	$11.68	$9.11	$15.32	$14.35
Accumulation units outstanding at the end of period	526	562	597	636	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.58	$12.48	$12.21	$11.48	$11.38	$10.71	$9.65	$11.44	$11.01	$10.44
End of period	$12.11	$12.58	$12.48	$12.21	$11.48	$11.38	$10.71	$9.65	$11.44	$11.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.05	$17.47	$14.58	$12.93	$13.65	$12.02	$9.60	$15.19	$14.30	$12.81
End of period	$17.61	$18.05	$17.47	$14.58	$12.93	$13.65	$12.02	$9.60	$15.19	$14.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,420

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.96	$13.73	$12.72	$11.73	$11.89	$10.93	$9.42	$12.24	$11.62	$10.76
End of period	$13.49	$13.96	$13.73	$12.72	$11.73	$11.89	$10.93	$9.42	$12.24	$11.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.98	$16.62	$14.67	$13.19	$13.67	$12.35	$10.23	$14.43	$13.59	$12.39
End of period	$16.47	$16.98	$16.62	$14.67	$13.19	$13.67	$12.35	$10.23	$14.43	$13.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.72	$40.19	$29.64	$25.51	$26.40	$23.13	$16.48	$29.50	$27.40	$24.65
End of period	$46.24	$42.72	$40.19	$29.64	$25.51	$26.40	$23.13	$16.48	$29.50	$27.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$67.57	$61.25	$45.89	$41.33	$42.89	$34.31	$23.90	$41.18	$35.93	$34.43
End of period	$70.34	$67.57	$61.25	$45.89	$41.33	$42.89	$34.31	$23.90	$41.18	$35.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.37	$20.20	$15.07	$12.92	$13.49	$11.90	$8.88	$15.26	$15.48	$13.19
End of period	$21.47	$22.37	$20.20	$15.07	$12.92	$13.49	$11.90	$8.88	$15.26	$15.48
Accumulation units outstanding at the end of period	1,590	1,571	296	1,050	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.16	$31.80	$27.26	$25.32	$25.08	$23.14	$19.77	$25.51	$24.28	$21.84
End of period	$33.09	$34.16	$31.80	$27.26	$25.32	$25.08	$23.14	$19.77	$25.51	$24.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.36	$10.60	$10.84	$11.08	$11.34	$11.59	$11.84	$11.85	$11.57	$11.32
End of period	$10.13	$10.36	$10.60	$10.84	$11.08	$11.34	$11.59	$11.84	$11.85	$11.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.38	$26.07	$20.35	$17.89	$18.68	$16.80	$13.86	$21.27	$20.17	$17.06
End of period	$26.88	$28.38	$26.07	$20.35	$17.89	$18.68	$16.80	$13.86	$21.27	$20.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.56	$16.67	$15.58	$14.37	$15.54	$13.73	N/A	N/A	N/A	N/A
End of period	$15.89	$16.56	$16.67	$15.58	$14.37	$15.54	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	155	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.02	$10.74	$8.86	$7.91	$8.36	$7.59	N/A	N/A	N/A	N/A
End of period	$10.49	$11.02	$10.74	$8.86	$7.91	$8.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,429	1,513	1,607	1,696	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.77	$11.46	$9.56	$8.57	$8.84	$7.99	$6.66	$10.44	N/A	N/A
End of period	$11.27	$11.77	$11.46	$9.56	$8.57	$8.84	$7.99	$6.66	N/A	N/A
Accumulation units outstanding at the end of period	58,587	63,957	67,549	2,926	5,097	3,156	3,209	3,312	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$15.90	$15.92	$14.30	$13.17	$13.83	N/A	N/A	N/A	N/A	N/A
End of period	$15.20	$15.90	$15.92	$14.30	$13.17	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	584	1,648	1,613	1,586	1,562	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.29	$16.35	$14.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.55	$16.29	$16.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	13,081	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.25	$16.32	$15.13	$13.97	$14.98	$13.34	N/A	N/A	N/A	N/A
End of period	$15.55	$16.25	$16.32	$15.13	$13.97	$14.98	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,752	8,381	10,166	10,501	6,171	1,187	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.73	$33.57	$26.33	$23.67	$24.79	$18.70	$14.12	$23.41	$21.37	$18.21
End of period	$31.42	$33.73	$33.57	$26.33	$23.67	$24.79	$18.70	$14.12	$23.41	$21.37
Accumulation units outstanding at the end of period	—	—	263	2,772	1,312	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.03	$17.40	$13.25	$11.53	$12.13	$9.78	$7.49	$11.30	N/A	N/A
End of period	$15.08	$17.03	$17.40	$13.25	$11.53	$12.13	$9.78	$7.49	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	6,833	950	598	—	341	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.17	$10.29	$10.85	$10.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.52	$10.17	$10.29	$10.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	604	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.39	$12.45	$9.96	$8.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.10	$12.39	$12.45	$9.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	161	1,905	2,255	2,380	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.35	$12.14	$10.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.12	$12.35	$12.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	6,213	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.71	$14.59	$11.23	$9.83	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$15.51	$15.71	$14.59	$11.23	$9.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	324	328	404	409	414	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.51	$12.14	$10.26	$8.94	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.70	$11.51	$12.14	$10.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	161	163	201	203	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.45	$11.65	$10.75	$9.37	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.85	$10.45	$11.65	$10.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	311	315	388	7,595	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.72	$10.41	$9.72	$9.87	$10.90	$9.50	$6.48	$13.60	N/A	N/A
End of period	$6.50	$8.72	$10.41	$9.72	$9.87	$10.90	$9.50	$6.48	N/A	N/A
Accumulation units outstanding at the end of period	—	—	1,792	30,402	36,154	38,362	38,768	36,250	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.65	$32.56	$23.97	$22.18	$22.52	$20.45	$15.52	$26.87	$25.06	$24.51
End of period	$35.98	$34.65	$32.56	$23.97	$22.18	$22.52	$20.45	$15.52	$26.87	$25.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.26	$12.48	$11.05	$10.01	$10.75	$10.09	$8.43	$12.02	$11.40	$10.53
End of period	$11.80	$12.26	$12.48	$11.05	$10.01	$10.75	$10.09	$8.43	$12.02	$11.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.53	$29.52	$24.51	$21.43	$22.97	$21.02	$15.56	$27.69	$23.48	$21.20
End of period	$29.63	$29.53	$29.52	$24.51	$21.43	$22.97	$21.02	$15.56	$27.69	$23.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.83	$13.52	$11.39	$9.95	$11.68	$11.11	$8.73	$16.10	$14.72	$11.41
End of period	$11.15	$11.83	$13.52	$11.39	$9.95	$11.68	$11.11	$8.73	$16.10	$14.72
Accumulation units outstanding at the end of period	—	—	—	484	2,692	3,286	3,695	3,706	3,411	374

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.63	$21.09	$15.96	$14.37	$14.82	$13.56	$10.37	$17.40	$17.70	$16.12
End of period	$21.66	$22.63	$21.09	$15.96	$14.37	$14.82	$13.56	$10.37	$17.40	$17.70
Accumulation units outstanding at the end of period	—	—	—	—	—	272	263	288	238	235

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.42	$6.82	$7.14	$5.92	$8.40	$7.35	N/A	N/A	N/A	N/A
End of period	$6.89	$7.42	$6.82	$7.14	$5.92	$8.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	315	927	932	936	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.23	$11.19	$9.24	$8.15	$8.45	$7.84	$6.16	$9.87	N/A	N/A
End of period	$10.29	$11.23	$11.19	$9.24	$8.15	$8.45	$7.84	$6.16	N/A	N/A
Accumulation units outstanding at the end of period	136	625	652	8,772	27,772	27,017	25,758	24,960	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.05	$12.94	$11.60	$10.58	$10.56	$9.60	$7.39	$10.76	$10.81	N/A
End of period	$11.81	$13.05	$12.94	$11.60	$10.58	$10.56	$9.60	$7.39	$10.76	N/A
Accumulation units outstanding at the end of period	—	961	1,819	4,818	9,107	13,505	10,817	10,777	10,714	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.30	$10.50	$8.12	$6.53	$7.80	N/A	N/A	N/A	N/A	N/A
End of period	$9.43	$9.30	$10.50	$8.12	$6.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,265	1,249	1,575	1,494	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.38	$10.85	$8.66	$7.79	$8.03	$7.37	$5.95	$9.80	N/A	N/A
End of period	$10.60	$11.38	$10.85	$8.66	$7.79	$8.03	$7.37	$5.95	N/A	N/A
Accumulation units outstanding at the end of period	145	2,037	2,564	2,605	3,142	4,634	4,993	5,365	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.73	$21.09	$21.81	$20.71	$19.94	$18.96	$16.99	$18.34	$17.54	$17.14
End of period	$21.32	$21.73	$21.09	$21.81	$20.71	$19.94	$18.96	$16.99	$18.34	$17.54
Accumulation units outstanding at the end of period	—	723	2,024	2,197	2,530	2,047	1,462	1,663	1,100	552

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.00	$12.92	$14.34	$12.22	$13.12	N/A	N/A	N/A	N/A	N/A
End of period	$10.28	$12.00	$12.92	$14.34	$12.22	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	975	906	792	761	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.96	$17.15	$13.22	$11.46	$12.55	$10.32	$7.96	$12.75	$12.69	$11.22
End of period	$16.87	$18.96	$17.15	$13.22	$11.46	$12.55	$10.32	$7.96	$12.75	$12.69
Accumulation units outstanding at the end of period	—	110	806	895	5,158	6,128	6,143	4,742	4,799	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.49	$11.22	$8.55	$7.32	$8.38	$7.89	$6.46	N/A	N/A	N/A
End of period	$12.00	$12.49	$11.22	$8.55	$7.32	$8.38	$7.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	336	354	371	3,903	3,898	3,583	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.41	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01	$12.75	$15.35	N/A
End of period	$14.92	$15.41	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01	$12.75	N/A
Accumulation units outstanding at the end of period	—	1,462	1,758	11,672	1,116	—	322	833	837	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.10	$17.46	$15.02	$13.27	$14.59	$13.29	$9.93	$17.19	$16.03	$13.37
End of period	$16.38	$17.10	$17.46	$15.02	$13.27	$14.59	$13.29	$9.93	$17.19	$16.03
Accumulation units outstanding at the end of period	277	280	284	287	291	1,431	190	—	327	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.71	$15.78	$11.57	$10.52	$11.54	$10.05	$8.28	$13.59	$12.01	$11.39
End of period	$17.14	$16.71	$15.78	$11.57	$10.52	$11.54	$10.05	$8.28	$13.59	$12.01
Accumulation units outstanding at the end of period	—	—	—	—	1,080	920	1,619	1,649	1,062	683

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.87	$22.35	$17.47	$16.60	$18.00	$14.97	$10.96	$18.38	$19.31	$17.25
End of period	$21.21	$23.87	$22.35	$17.47	$16.60	$18.00	$14.97	$10.96	$18.38	$19.31
Accumulation units outstanding at the end of period	—	—	—	—	1,879	1,906	2,275	2,275	2,066	2,132

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.88	$21.68	$15.88	$13.81	$14.32	$11.61	$8.81	$14.96	$13.75	$12.29
End of period	$21.96	$22.88	$21.68	$15.88	$13.81	$14.32	$11.61	$8.81	$14.96	$13.75
Accumulation units outstanding at the end of period	—	1,199	1,234	1,425	1,894	1,956	307	322	341	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.04	$13.91	$11.51	$10.04	$11.11	N/A	N/A	N/A	N/A	N/A
End of period	$11.58	$13.04	$13.91	$11.51	$10.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	8,292	8,404	10,605	10,444	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.91	$31.20	$22.48	$19.79	$21.51	$17.53	$12.54	$23.10	$21.90	$20.00
End of period	$34.14	$33.91	$31.20	$22.48	$19.79	$21.51	$17.53	$12.54	$23.10	$21.90
Accumulation units outstanding at the end of period	—	804	862	998	1,119	1,116	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.54	$17.03	$18.06	$17.83	$16.61	$15.83	$15.62	$15.01	$14.43	$14.30
End of period	$17.22	$17.54	$17.03	$18.06	$17.83	$16.61	$15.83	$15.62	$15.01	$14.43
Accumulation units outstanding at the end of period	1,584	1,772	1,795	3,805	3,861	4,483	4,101	3,863	1,107	1,130

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.70	$12.63	$13.07	$10.94	$13.61	$11.42	$6.81	$13.94	$10.82	N/A
End of period	$9.29	$11.70	$12.63	$13.07	$10.94	$13.61	$11.42	$6.81	$13.94	N/A
Accumulation units outstanding at the end of period	—	2,877	3,136	2,787	4,813	3,473	634	474	397	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.07	$11.41	$9.14	$8.07	$8.43	$7.41	N/A	N/A	N/A	N/A
End of period	$11.53	$12.07	$11.41	$9.14	$8.07	$8.43	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,359	3,393	8,427	8,521	8,627	5,192	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.80	$12.40	$13.04	$12.88	$12.30	$11.89	$11.50	$11.35	$10.91	$10.77
End of period	$12.49	$12.80	$12.40	$13.04	$12.88	$12.30	$11.89	$11.50	$11.35	$10.91
Accumulation units outstanding at the end of period	—	419	440	2,165	2,186	2,644	1,445	1,351	5,314	5,282

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.84	$6.64	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70	$4.29
End of period	$6.87	$6.84	$6.64	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.46	$17.97	$13.03	$10.80	$10.37	$8.65	$6.64	$9.90	$10.99	$9.91
End of period	$20.14	$19.46	$17.97	$13.03	$10.80	$10.37	$8.65	$6.64	$9.90	$10.99
Accumulation units outstanding at the end of period	—	132	138	358	364	334	214	—	—	—

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.54	$9.54	$7.32	$5.94	$6.97	$6.29	$5.42	$11.24	$13.92	$12.00
End of period	$10.18	$10.54	$9.54	$7.32	$5.94	$6.97	$6.29	$5.42	$11.24	$13.92
Accumulation units outstanding at the end of period	257	1,789	2,111	2,291	2,115	1,016	586	699	635	557

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.50	$18.40	$13.36	$11.53	$10.64	$10.48	$8.87	$11.81	$11.24	$10.82
End of period	$23.43	$22.50	$18.40	$13.36	$11.53	$10.64	$10.48	$8.87	$11.81	$11.24
Accumulation units outstanding at the end of period	144	516	624	698	737	1,364	1,101	1,341	1,732	1,266

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.39	$16.77	$14.13	$12.25	$14.29	$13.69	$10.83	$19.42	$18.00	$14.67
End of period	$14.88	$15.39	$16.77	$14.13	$12.25	$14.29	$13.69	$10.83	$19.42	$18.00
Accumulation units outstanding at the end of period	—	81	—	—	1,043	3,598	3,759	4,206	5,134	3,233

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.34	$15.02	$11.67	$10.11	$10.57	$9.23	$7.61	$13.55	$13.67	$11.77
End of period	$15.49	$16.34	$15.02	$11.67	$10.11	$10.57	$9.23	$7.61	$13.55	$13.67
Accumulation units outstanding at the end of period	616	6,747	7,353	12,469	60,027	140,365	147,491	183,698	168,489	52,727

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.89	$17.18	$12.46	$10.66	$10.69	$9.33	$7.12	$12.46	N/A	N/A
End of period	$19.72	$19.89	$17.18	$12.46	$10.66	$10.69	$9.33	$7.12	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	2,601	2,626	3,003	3,193	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.73	$36.22	$29.57	$29.00	$28.73	$24.68	$21.03	$34.63	$26.19	$22.19
End of period	$23.80	$31.73	$36.22	$29.57	$29.00	$28.73	$24.68	$21.03	$34.63	$26.19
Accumulation units outstanding at the end of period	55	639	827	1,356	2,044	1,758	1,343	1,254	1,369	946

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.75	$22.25	$17.11	$14.94	$15.62	$12.70	$9.41	$15.43	$14.70	$13.71
End of period	$22.59	$23.75	$22.25	$17.11	$14.94	$15.62	$12.70	$9.41	$15.43	$14.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,359	2,418

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.06	$14.53	$11.30	$10.02	$10.10	$9.03	$7.34	$12.04	$11.75	$10.44
End of period	$15.83	$16.06	$14.53	$11.30	$10.02	$10.10	$9.03	$7.34	$12.04	$11.75
Accumulation units outstanding at the end of period	—	—	611	—	—	1,586	1,597	—	3,022	3,056

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.17	$15.00	$11.21	$10.08	$11.17	$9.47	N/A	N/A	N/A	N/A
End of period	$14.08	$15.17	$15.00	$11.21	$10.08	$11.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	307	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.57	$20.11	$14.87	$13.13	$14.04	$11.37	$9.14	$14.37	$15.02	$13.08
End of period	$19.19	$20.57	$20.11	$14.87	$13.13	$14.04	$11.37	$9.14	$14.37	$15.02
Accumulation units outstanding at the end of period	293	297	300	304	1,490	3,789	4,250	2,906	5,241	5,170

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.77	$8.29	$6.72	$6.19	$6.35	$5.79	$3.62	$6.55	$5.85	N/A
End of period	$9.97	$9.77	$8.29	$6.72	$6.19	$6.35	$5.79	$3.62	$6.55	N/A
Accumulation units outstanding at the end of period	262	265	327	331	334	—	—	—	—	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.70	$16.76	$13.59	$11.53	$12.86	$11.40	$8.37	$14.48	$13.94	$12.19
End of period	$16.94	$16.70	$16.76	$13.59	$11.53	$12.86	$11.40	$8.37	$14.48	$13.94
Accumulation units outstanding at the end of period	—	—	705	2,039	5,287	5,839	6,236	4,865	1,631	336

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.77	$12.65	$14.25	$13.44	$12.31	$11.70	$10.21	$10.85	N/A	N/A
End of period	$12.10	$12.77	$12.65	$14.25	$13.44	$12.31	$11.70	$10.21	N/A	N/A
Accumulation units outstanding at the end of period	253	4,685	4,658	7,647	10,057	8,421	3,783	3,821	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.22	$16.94	$17.70	$16.76	$16.36	$15.56	$13.79	$14.05	$13.29	$13.14
End of period	$16.89	$17.22	$16.94	$17.70	$16.76	$16.36	$15.56	$13.79	$14.05	$13.29
Accumulation units outstanding at the end of period	628	3,123	5,996	14,380	21,122	20,435	18,329	18,029	9,290	2,998

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.35	$10.57	$10.37	$9.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.99	$10.35	$10.57	$10.37	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	116	118	119	121	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.86	$17.23	$16.30	$14.28	$13.96	$12.35	$8.64	$12.77	$13.21	$12.23
End of period	$15.35	$16.86	$17.23	$16.30	$14.28	$13.96	$12.35	$8.64	$12.77	$13.21
Accumulation units outstanding at the end of period	—	491	1,417	2,198	4,295	3,487	2,627	2,299	1,597	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.66	$14.51	$10.52	$9.25	$10.22	N/A	N/A	N/A	N/A	N/A
End of period	$14.07	$15.66	$14.51	$10.52	$9.25	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,124	1,124	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.81	$14.32	$10.66	$9.12	$10.14	N/A	N/A	N/A	N/A	N/A
End of period	$13.97	$14.81	$14.32	$10.66	$9.12	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	139	146	152	159	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.07	$22.80	$16.64	$14.72	$15.90	$13.85	$9.80	$19.00	$20.60	$18.65
End of period	$22.37	$25.07	$22.80	$16.64	$14.72	$15.90	$13.85	$9.80	$19.00	$20.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$13.91	$14.14	$10.22	$8.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.54	$13.91	$14.14	$10.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	123	2,151	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.84	$16.85	$12.00	$10.57	$10.21	$9.18	$6.62	N/A	N/A	N/A
End of period	$17.48	$18.84	$16.85	$12.00	$10.57	$10.21	$9.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	130	2,256	2,282	2,308	2,334	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.95	$15.25	$11.93	$10.82	$9.85	$8.52	N/A	N/A	N/A	N/A
End of period	$16.68	$16.95	$15.25	$11.93	$10.82	$9.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	105	107	951	925	1,006	1,057	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.92	$17.21	$14.00	$12.37	$13.29	$11.61	$9.07	$15.25	$14.30	$12.66
End of period	$17.48	$17.92	$17.21	$14.00	$12.37	$13.29	$11.61	$9.07	$15.25	$14.30
Accumulation units outstanding at the end of period	—	—	16,774	141,399	173,827	194,314	197,572	175,184	48,833	18,311

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.52	$12.42	$12.16	$11.44	$11.35	$10.69	$9.63	$11.43	$11.00	$10.44
End of period	$12.04	$12.52	$12.42	$12.16	$11.44	$11.35	$10.69	$9.63	$11.43	$11.00
Accumulation units outstanding at the end of period	—	4,299	4,338	49,346	52,586	55,900	55,004	55,500	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.91	$17.35	$14.48	$12.85	$13.57	$11.96	$9.56	$15.13	$14.24	$12.76
End of period	$17.47	$17.91	$17.35	$14.48	$12.85	$13.57	$11.96	$9.56	$15.13	$14.24
Accumulation units outstanding at the end of period	—	—	1,816	32,805	36,933	43,097	46,633	47,648	7,099	3,945

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.89	$13.67	$12.67	$11.69	$11.86	$10.90	$9.40	$12.22	$11.60	$10.76
End of period	$13.43	$13.89	$13.67	$12.67	$11.69	$11.86	$10.90	$9.40	$12.22	$11.60
Accumulation units outstanding at the end of period	—	—	17,457	19,213	19,624	20,031	12,371	1,378	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.85	$16.50	$14.57	$13.11	$13.59	$12.28	$10.18	$14.37	$13.53	$12.34
End of period	$16.34	$16.85	$16.50	$14.57	$13.11	$13.59	$12.28	$10.18	$14.37	$13.53
Accumulation units outstanding at the end of period	25,648	26,432	30,716	81,283	84,363	7,894	7,639	5,482	32,912	36,867

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.34	$39.85	$29.41	$25.32	$26.22	$22.98	$16.38	$29.33	$27.26	$24.53
End of period	$45.81	$42.34	$39.85	$29.41	$25.32	$26.22	$22.98	$16.38	$29.33	$27.26
Accumulation units outstanding at the end of period	—	—	1,321	1,162	1,283	2,749	2,991	598	305	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.98	$60.74	$45.53	$41.02	$42.59	$34.08	$23.75	$40.94	$35.74	$34.24
End of period	$69.69	$66.98	$60.74	$45.53	$41.02	$42.59	$34.08	$23.75	$40.94	$35.74
Accumulation units outstanding at the end of period	167	169	517	3,033	403	422	685	236	236	236

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.63	$9.82	$10.03	$10.02	$10.11	$10.05	$9.56	N/A	N/A	N/A
End of period	$9.45	$9.63	$9.82	$10.03	$10.02	$10.11	$10.05	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	767	806	1,559	1,762	1,974	1,265	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.22	$20.08	$14.98	$12.85	$13.42	$11.85	$8.85	$15.21	$15.43	$13.15
End of period	$21.32	$22.22	$20.08	$14.98	$12.85	$13.42	$11.85	$8.85	$15.21	$15.43
Accumulation units outstanding at the end of period	335	339	2,512	2,917	3,151	4,660	4,679	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.86	$31.54	$27.04	$25.13	$24.90	$22.99	$19.65	$25.37	$24.15	$21.74
End of period	$32.79	$33.86	$31.54	$27.04	$25.13	$24.90	$22.99	$19.65	$25.37	$24.15
Accumulation units outstanding at the end of period	—	2,289	2,324	2,359	3,186	3,196	805	814	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.27	$10.51	$10.75	$11.00	$11.25	$11.52	$11.77	$11.78	$11.51	$11.27
End of period	$10.03	$10.27	$10.51	$10.75	$11.00	$11.25	$11.52	$11.77	$11.78	$11.51
Accumulation units outstanding at the end of period	376	379	383	2,209	2,310	2,019	2,118	2,393	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.23	$25.94	$20.26	$17.82	$18.61	$16.75	$13.82	$21.22	$20.14	$17.04
End of period	$26.73	$28.23	$25.94	$20.26	$17.82	$18.61	$16.75	$13.82	$21.22	$20.14
Accumulation units outstanding at the end of period	219	222	224	336	3,079	3,093	3,144	3,093	3,140	—

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.56	$16.67	$15.58	$14.37	$15.55	$13.74	N/A	N/A	N/A	N/A
End of period	$15.89	$16.56	$16.67	$15.58	$14.37	$15.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	218	216	706	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.70	$33.54	$26.31	$23.65	$24.77	$18.68	$14.11	$23.40	$21.36	$18.20
End of period	$31.39	$33.70	$33.54	$26.31	$23.65	$24.77	$18.68	$14.11	$23.40	$21.36
Accumulation units outstanding at the end of period	—	—	252	264	948	984	1,201	—	106	107

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.02	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49	$11.46	$12.50	$10.86
End of period	$15.07	$17.02	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49	$11.46	$12.50
Accumulation units outstanding at the end of period	555	555	555	555	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.39	$12.45	$9.96	$8.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.10	$12.39	$12.45	$9.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	150	150	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.72	$10.40	$9.72	$9.87	$10.90	$9.50	$6.48	N/A	N/A	N/A
End of period	$6.50	$8.72	$10.40	$9.72	$9.87	$10.90	$9.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	173	156	550	1,752	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.62	$32.54	$23.95	$22.16	$22.51	$20.44	$15.51	$26.85	$25.04	$24.49
End of period	$35.94	$34.62	$32.54	$23.95	$22.16	$22.51	$20.44	$15.51	$26.85	$25.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.25	$12.47	$11.04	$9.99	$10.74	$10.08	$8.42	$12.01	$11.39	$10.52
End of period	$11.79	$12.25	$12.47	$11.04	$9.99	$10.74	$10.08	$8.42	$12.01	$11.39
Accumulation units outstanding at the end of period	15,411	15,116	14,736	11,957	10,577	10,627	9,428	9,317	9,745	9,619

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.50	$29.50	$24.49	$21.42	$22.95	$21.01	$15.55	$27.67	$23.47	N/A
End of period	$29.60	$29.50	$29.50	$24.49	$21.42	$22.95	$21.01	$15.55	$27.67	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.81	$13.51	$11.38	$9.94	$11.68	$11.11	$8.73	$16.09	$14.71	$11.40
End of period	$11.14	$11.81	$13.51	$11.38	$9.94	$11.68	$11.11	$8.73	$16.09	$14.71
Accumulation units outstanding at the end of period	437	471	532	600	—	—	—	—	170	170

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.61	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36	$17.39	$17.70	$16.12
End of period	$21.64	$22.61	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36	$17.39	$17.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,566	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.07	$7.82	$8.51	$7.11	$9.23	$7.91	N/A	N/A	N/A	N/A
End of period	$6.57	$8.07	$7.82	$8.51	$7.11	$9.23	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	222	196	621	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.42	$6.82	$7.14	$5.92	$8.40	$7.35	N/A	N/A	N/A	N/A
End of period	$6.89	$7.42	$6.82	$7.14	$5.92	$8.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	278	—	275	221	647	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.04	$12.93	$11.60	$10.58	$10.56	$9.60	N/A	N/A	N/A	N/A
End of period	$11.81	$13.04	$12.93	$11.60	$10.58	$10.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	248	229	992	1,041	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.29	$10.50	$8.11	$6.52	$7.80	$6.62	N/A	N/A	N/A	N/A
End of period	$9.43	$9.29	$10.50	$8.11	$6.52	$7.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	206	—	—	245	231	715	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.71	$21.07	$21.79	$20.70	$19.93	$18.95	$16.98	$18.33	$17.53	$17.13
End of period	$21.29	$21.71	$21.07	$21.79	$20.70	$19.93	$18.95	$16.98	$18.33	$17.53
Accumulation units outstanding at the end of period	1,131	1,176	807	810	527	540	563	856	970	970

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.00	$12.91	$14.34	$12.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.28	$12.00	$12.91	$14.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	421	468	528	595	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.95	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96	$12.74	$12.69	$11.22
End of period	$16.86	$18.95	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96	$12.74	$12.69
Accumulation units outstanding at the end of period	325	361	407	459	—	—	—	—	—	—

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.42	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01	$12.75	$15.36	$11.52
End of period	$14.92	$15.42	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01	$12.75	$15.36
Accumulation units outstanding at the end of period	—	—	91	80	87	85	88	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.09	$17.45	$15.00	$13.26	$14.58	$13.28	$9.92	$17.19	$16.02	$13.37
End of period	$16.36	$17.09	$17.45	$15.00	$13.26	$14.58	$13.28	$9.92	$17.19	$16.02
Accumulation units outstanding at the end of period	411	836	495	558	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.69	$15.77	$11.56	$10.52	$11.53	$10.05	$8.27	$13.58	$12.01	$11.39
End of period	$17.13	$16.69	$15.77	$11.56	$10.52	$11.53	$10.05	$8.27	$13.58	$12.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.85	$22.34	$17.46	$16.58	$17.99	$14.96	$10.96	$18.37	$19.30	$17.24
End of period	$21.19	$23.85	$22.34	$17.46	$16.58	$17.99	$14.96	$10.96	$18.37	$19.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	113	113

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.88	$21.68	$15.88	$13.81	$14.33	$11.61	$8.82	$14.97	$13.76	$12.29
End of period	$21.96	$22.88	$21.68	$15.88	$13.81	$14.33	$11.61	$8.82	$14.97	$13.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.87	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54	$23.09	$21.89	$19.99
End of period	$34.10	$33.87	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54	$23.09	$21.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.52	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61	$14.99	$14.42	$14.29
End of period	$17.20	$17.52	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61	$14.99	$14.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.69	$12.62	$13.06	$10.94	$13.61	$11.42	N/A	N/A	N/A	N/A
End of period	$9.29	$11.69	$12.62	$13.06	$10.94	$13.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	150	128	552	497	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.79	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50	$11.35	$10.91	$10.77
End of period	$12.48	$12.79	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50	$11.35	$10.91
Accumulation units outstanding at the end of period	—	305	287	324	4,301	6,005	4,006	8,854	10,902	8,882

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.84	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70	$4.29
End of period	$6.86	$6.84	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.44	$17.95	$13.02	$10.79	$10.36	$8.64	$6.64	$9.89	$10.98	$9.91
End of period	$20.12	$19.44	$17.95	$13.02	$10.79	$10.36	$8.64	$6.64	$9.89	$10.98
Accumulation units outstanding at the end of period	773	612	612	612	—	—	—	—	—	—

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.53	$9.53	$7.31	$5.93	$6.97	$6.28	$5.42	$11.24	$13.92	$12.00
End of period	$10.17	$10.53	$9.53	$7.31	$5.93	$6.97	$6.28	$5.42	$11.24	$13.92
Accumulation units outstanding at the end of period	510	510	510	510	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.48	$18.38	$13.35	$11.52	$10.64	$10.48	$8.86	$11.81	$11.23	$10.82
End of period	$23.41	$22.48	$18.38	$13.35	$11.52	$10.64	$10.48	$8.86	$11.81	$11.23
Accumulation units outstanding at the end of period	631	725	1,149	1,149	498	514	504	838	819	719

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.38	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83	$19.41	$18.00	$14.66
End of period	$14.87	$15.38	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83	$19.41	$18.00
Accumulation units outstanding at the end of period	—	—	576	579	5,483	6,451	4,681	6,134	4,793	4,810

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.33	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61	$13.55	$13.67	$11.77
End of period	$15.48	$16.33	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61	$13.55	$13.67
Accumulation units outstanding at the end of period	23,991	26,685	29,627	30,513	31,099	34,261	41,845	53,562	53,261	38,051

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.88	$17.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.70	$19.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	341	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.73	$36.22	$29.56	$28.99	$28.73	$24.68	$21.03	$34.63	$26.20	$22.19
End of period	$23.79	$31.73	$36.22	$29.56	$28.99	$28.73	$24.68	$21.03	$34.63	$26.20
Accumulation units outstanding at the end of period	270	313	611	611	329	373	791	1,126	435	472

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.77	$22.27	$17.13	$14.95	$15.64	$12.71	$9.43	$15.45	$14.72	$13.73
End of period	$22.61	$23.77	$22.27	$17.13	$14.95	$15.64	$12.71	$9.43	$15.45	$14.72
Accumulation units outstanding at the end of period	—	—	—	—	722	2,067	817	3,494	3,256	3,795

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.05	$14.53	$11.29	$10.02	$10.10	$9.03	$7.34	$12.04	$11.74	$10.44
End of period	$15.82	$16.05	$14.53	$11.29	$10.02	$10.10	$9.03	$7.34	$12.04	$11.74
Accumulation units outstanding at the end of period	12,893	13,707	15,011	11,448	19,994	22,695	20,285	25,748	22,622	23,309

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.17	$15.00	$11.21	$10.08	$11.17	$9.47	N/A	N/A	N/A	N/A
End of period	$14.08	$15.17	$15.00	$11.21	$10.08	$11.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	454	—	—	—	—	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.58	$20.13	$14.88	$13.14	$14.05	$11.38	$9.14	$14.38	$15.03	$13.09
End of period	$19.20	$20.58	$20.13	$14.88	$13.14	$14.05	$11.38	$9.14	$14.38	$15.03
Accumulation units outstanding at the end of period	—	—	—	—	1,035	2,517	1,152	1,573	1,387	1,210

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.77	$8.28	$6.72	$6.18	$6.35	$5.79	$3.62	$6.54	$5.84	$5.47
End of period	$9.96	$9.77	$8.28	$6.72	$6.18	$6.35	$5.79	$3.62	$6.54	$5.84
Accumulation units outstanding at the end of period	194	207	—	484	1,818	3,024	3,122	1,895	1,561	1,674

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.69	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37	$14.48	$13.94	$12.19
End of period	$16.93	$16.69	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37	$14.48	$13.94
Accumulation units outstanding at the end of period	383	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.20	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78	$14.05	$13.28	$13.13
End of period	$16.88	$17.20	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78	$14.05	$13.28
Accumulation units outstanding at the end of period	13,305	12,655	11,730	9,676	11,825	11,159	12,735	12,779	15,477	14,402

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	194	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.85	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64	$12.76	$13.21	$12.23
End of period	$15.33	$16.85	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64	$12.76	$13.21
Accumulation units outstanding at the end of period	424	729	501	564	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.05	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80	$18.99	$20.59	$18.64
End of period	$22.35	$25.05	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80	$18.99	$20.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,253	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	660	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.91	$17.19	$13.99	$12.36	$13.28	$11.61	$9.06	$15.24	$14.29	$12.65
End of period	$17.46	$17.91	$17.19	$13.99	$12.36	$13.28	$11.61	$9.06	$15.24	$14.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	7,368	7,363	8,494

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.51	$12.42	$12.16	$11.44	$11.35	$10.68	$9.63	$11.42	$11.00	$10.43
End of period	$12.04	$12.51	$12.42	$12.16	$11.44	$11.35	$10.68	$9.63	$11.42	$11.00
Accumulation units outstanding at the end of period	2,426	2,428	11,698	11,700	10,519	10,521	1,255	1,257	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.90	$17.34	$14.47	$12.84	$13.56	$11.95	$9.55	$15.12	$14.23	$12.76
End of period	$17.45	$17.90	$17.34	$14.47	$12.84	$13.56	$11.95	$9.55	$15.12	$14.23
Accumulation units outstanding at the end of period	752	812	916	2,487	1,488	4,826	4,807	7,871	23,693	28,897

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.89	$13.67	$12.66	$11.68	$11.86	$10.90	$9.40	$12.22	$11.60	$10.76
End of period	$13.42	$13.89	$13.67	$12.66	$11.68	$11.86	$10.90	$9.40	$12.22	$11.60
Accumulation units outstanding at the end of period	5,575	5,575	23,265	26,804	20,896	21,704	12,766	7,342	7,329	7,227

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.84	$16.49	$14.56	$13.10	$13.58	$12.28	$10.18	$14.36	$13.53	$12.34
End of period	$16.33	$16.84	$16.49	$14.56	$13.10	$13.58	$12.28	$10.18	$14.36	$13.53
Accumulation units outstanding at the end of period	7,873	11,060	11,908	12,821	11,971	13,097	10,782	15,704	17,505	21,791

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.30	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37	$29.31	$27.24	$24.52
End of period	$45.76	$42.30	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37	$29.31	$27.24
Accumulation units outstanding at the end of period	798	714	1,070	1,163	1,150	1,187	1,237	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.91	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73	$40.92	$35.73	$34.23
End of period	$69.62	$66.91	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73	$40.92	$35.73
Accumulation units outstanding at the end of period	255	231	212	215	112	118	133	—	57	57

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.63	$9.81	$10.03	$10.02	$10.11	$10.05	$9.56	$10.40	$10.15	N/A
End of period	$9.44	$9.63	$9.81	$10.03	$10.02	$10.11	$10.05	$9.56	$10.40	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,551	1,619	1,489	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.21	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84	$15.20	$15.42	$13.15
End of period	$21.30	$22.21	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84	$15.20	$15.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.83	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64	$25.35	$24.14	$21.73
End of period	$32.75	$33.83	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64	$25.35	$24.14
Accumulation units outstanding at the end of period	791	635	631	625	626	616	570	589	603	598

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.26	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76	$11.77	$11.50	$11.26
End of period	$10.02	$10.26	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76	$11.77	$11.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	7,118	12,591	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.21	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82	$21.21	$20.13	$17.03
End of period	$26.71	$28.21	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82	$21.21	$20.13
Accumulation units outstanding at the end of period	358	358	783	803	1,577	1,614	1,540	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.31%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,219	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$15.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,804	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.27	$16.34	$14.87	$13.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.54	$16.27	$16.34	$14.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	316	292	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.23	$16.31	$15.12	$13.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.54	$16.23	$16.31	$15.12	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,853	1,372	1,170	5,535	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.62	$33.47	$26.25	$23.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$31.32	$33.62	$33.47	$26.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,066	244	219	228	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.01	$17.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.05	$17.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,672	1,720	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,725	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.16	$10.28	$10.84	$10.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.51	$10.16	$10.28	$10.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,982	2,013	1,945	383	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.38	$12.45	$9.96	$8.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.09	$12.38	$12.45	$9.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	948	—	—	1,652	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.70	$14.58	$11.22	$9.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.50	$15.70	$14.58	$11.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,932	325	367	390	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.44	$11.64	$10.75	$9.37	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.84	$10.44	$11.64	$10.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	101	—	—	3,097	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.52	$11.58	$10.36	$9.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.11	$11.52	$11.58	$10.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,016	8,268	14,343	9,869	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.71	$10.39	$9.71	$9.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.49	$8.71	$10.39	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,754	869	779	5,029	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.23	$12.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.77	$12.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,795	729	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.57	$21.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.59	$22.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	771	230	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.06	$7.81	$8.51	$7.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.57	$8.06	$7.81	$8.51	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,989	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,360	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.21	$11.18	$9.23	$8.14	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.28	$11.21	$11.18	$9.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,704	697	648	639	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,549	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.03	$12.92	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.80	$13.03	$12.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,823	2,857	367	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.37	$10.84	$8.65	$7.79	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.59	$11.37	$10.84	$8.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,000	541	567	972	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.66	$21.03	$21.75	$20.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.25	$21.66	$21.03	$21.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,658	1,245	531	578	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	285	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	206	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.83	$21.64	$15.85	$13.79	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.91	$22.83	$21.64	$15.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,975	9,947	10,045	9,026	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.03	$13.90	$11.50	$10.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.57	$13.03	$13.90	$11.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,609	5,473	7,000	7,787	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.49	$16.98	$18.01	$17.78	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.18	$17.49	$16.98	$18.01	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21	447	408	319	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.77	$12.38	$13.02	$12.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.47	$12.77	$12.38	$13.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,538	1,008	967	765	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,350	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.44	$18.35	$13.33	$11.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.37	$22.44	$18.35	$13.33	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,615	376	1,004	675	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.31	$15.00	$11.65	$10.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.46	$16.31	$15.00	$11.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	636	—	1,245	1,572	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.68	$36.16	$29.53	$28.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.76	$31.68	$36.16	$29.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,658	269	—	1,380	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.70	$22.21	$17.09	$14.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.54	$23.70	$22.21	$17.09	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,882	10,174	9,948	9,010	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.03	$14.51	$11.28	$10.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.80	$16.03	$14.51	$11.28	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,246	1,709	1,648	1,706	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.15	$14.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.05	$15.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,074	3,336	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.53	$20.08	$14.84	$13.11	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.15	$20.53	$20.08	$14.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,780	402	288	332	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.75	$8.27	$6.71	$6.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.95	$9.75	$8.27	$6.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,259	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,208	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.67	$16.74	$13.57	$11.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.90	$16.67	$16.74	$13.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,096	15,907	16,322	12,311	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.76	$12.64	$14.23	$13.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.08	$12.76	$12.64	$14.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,198	924	631	1,881	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.17	$16.90	$17.66	$16.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.85	$17.17	$16.90	$17.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,778	1,124	2,790	3,755	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.35	$10.57	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.98	$10.35	$10.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,695	1,684	1,626	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.81	$17.18	$16.25	$14.25	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.30	$16.81	$17.18	$16.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,433	1,128	1,955	2,075	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.65	$14.50	$10.52	$9.24	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.06	$15.65	$14.50	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,497	196	212	404	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.80	$14.30	$10.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.95	$14.80	$14.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,624	2,966	3,275	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.82	$16.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.46	$18.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,085	308	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,439	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.93	$15.24	$11.92	$10.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.65	$16.93	$15.24	$11.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,784	813	822	830	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$20.88	$18.11	$12.36	$11.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.58	$20.88	$18.11	$12.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,419	12,292	12,414	11,188	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	283	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.50	$12.41	$12.15	$11.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.02	$12.50	$12.41	$12.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	72,618	7,094	7,137	7,143	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.87	$13.65	$12.65	$11.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.40	$13.87	$13.65	$12.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,953	945	962	1,003	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,531	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.54	$15.49	$10.45	$8.78	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.81	$17.54	$15.49	$10.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,223	2,035	2,366	809	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.22	$39.74	$29.33	$25.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$45.67	$42.22	$39.74	$29.33	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,236	317	281	317	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.78	$60.57	$45.41	$40.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$69.47	$66.78	$60.57	$45.41	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,212	125	139	190	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.62	$9.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.43	$9.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,510	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.18	$20.04	$14.95	$12.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.27	$22.18	$20.04	$14.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,598	747	443	609	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.76	$31.45	$26.97	$25.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$32.68	$33.76	$31.45	$26.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,744	399	437	310	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.24	$10.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.00	$10.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,696	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.32%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.54	$16.66	$15.57	$14.36	$15.55	$13.73	N/A	N/A	N/A	N/A
End of period	$15.87	$16.54	$16.66	$15.57	$14.36	$15.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,090	11,171	11,188	11,284	11,344	1,264	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.00	$10.72	$8.85	$7.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.46	$11.00	$10.72	$8.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,875	686	1,180	1,185	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.12	$11.78	$10.29	$9.30	$9.45	$8.70	$7.51	N/A	N/A	N/A
End of period	$11.63	$12.12	$11.78	$10.29	$9.30	$9.45	$8.70	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,974	14,015	14,438	14,760	13,943	22,613	1,483	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.75	$11.45	$9.55	$8.56	$8.83	$7.98	$6.65	$10.44	N/A	N/A
End of period	$11.25	$11.75	$11.45	$9.55	$8.56	$8.83	$7.98	$6.65	N/A	N/A
Accumulation units outstanding at the end of period	2,080	6,056	6,094	2,150	1,156	—	—	—	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$15.88	$15.90	$14.29	$13.16	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.17	$15.88	$15.90	$14.29	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	233	356	398	455	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.26	$16.34	$14.87	$13.67	$14.54	N/A	N/A	N/A	N/A	N/A
End of period	$15.53	$16.26	$16.34	$14.87	$13.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,535	30,264	29,989	30,245	840	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.22	$16.30	$15.12	$13.96	$14.98	N/A	N/A	N/A	N/A	N/A
End of period	$15.53	$16.22	$16.30	$15.12	$13.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,742	5,660	7,010	7,465	22,274	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.57	$33.42	$26.22	$23.57	$24.69	$18.63	$14.07	N/A	N/A	N/A
End of period	$31.26	$33.57	$33.42	$26.22	$23.57	$24.69	$18.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,979	2,975	6,586	8,610	5,974	6,949	6,147	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.99	$17.37	$13.23	$11.51	$12.11	$9.77	$7.49	$11.46	$12.49	N/A
End of period	$15.04	$16.99	$17.37	$13.23	$11.51	$12.11	$9.77	$7.49	$11.46	N/A
Accumulation units outstanding at the end of period	243	3,240	3,442	4,444	4,671	1,130	1,461	529	428	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,955	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.90	$14.16	$10.94	$9.87	$10.23	N/A	N/A	N/A	N/A	N/A
End of period	$15.02	$15.90	$14.16	$10.94	$9.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,529	4,379	1,855	1,926	2,582	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.16	$10.28	$10.84	$10.49	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$9.51	$10.16	$10.28	$10.84	$10.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,499	1,422	1,563	1,332	1,293	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.38	$12.44	$9.96	$8.64	$10.98	N/A	N/A	N/A	N/A	N/A
End of period	$12.09	$12.38	$12.44	$9.96	$8.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,684	687	1,858	2,960	3,248	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.34	$12.14	$10.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.10	$12.34	$12.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,876	19,909	20,080	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.69	$14.58	$11.22	$9.82	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$15.49	$15.69	$14.58	$11.22	$9.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	605	2,002	2,062	2,162	2,235	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.49	$12.13	$10.25	$8.94	$10.68	N/A	N/A	N/A	N/A	N/A
End of period	$10.69	$11.49	$12.13	$10.25	$8.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,322	1,987	1,920	2,017	2,096	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.44	$11.64	$10.74	$9.37	$11.19	N/A	N/A	N/A	N/A	N/A
End of period	$9.83	$10.44	$11.64	$10.74	$9.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	938	3,362	5,722	4,621	2,271	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.52	$11.57	$10.36	$9.68	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$11.10	$11.52	$11.57	$10.36	$9.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,032	29,157	32,638	29,220	24,363	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.70	$10.39	$9.71	$9.86	$10.89	$9.49	$6.48	$13.60	N/A	N/A
End of period	$6.48	$8.70	$10.39	$9.71	$9.86	$10.89	$9.49	$6.48	N/A	N/A
Accumulation units outstanding at the end of period	17,492	17,666	20,538	30,309	58,763	49,832	57,575	39,190	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.48	$32.41	$23.87	$22.09	$22.43	$20.38	$15.47	$26.78	$24.98	$24.44
End of period	$35.79	$34.48	$32.41	$23.87	$22.09	$22.43	$20.38	$15.47	$26.78	$24.98
Accumulation units outstanding at the end of period	—	—	169	435	438	4,938	6,854	259	772	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.18	$14.47	$12.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.08	$15.18	$14.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,713	25,930	18,426	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.21	$12.43	$11.01	$9.97	$10.71	$10.06	$8.40	$11.99	$11.37	$10.50
End of period	$11.75	$12.21	$12.43	$11.01	$9.97	$10.71	$10.06	$8.40	$11.99	$11.37
Accumulation units outstanding at the end of period	1,530	2,776	3,215	3,311	3,395	5,481	4,476	2,490	850	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.39	$29.39	$24.41	$21.35	$22.88	$20.95	$15.51	$27.60	$23.42	N/A
End of period	$29.48	$29.39	$29.39	$24.41	$21.35	$22.88	$20.95	$15.51	$27.60	N/A
Accumulation units outstanding at the end of period	—	999	1,731	1,392	1,455	1,470	2,104	1,502	—	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.77	$13.47	$11.35	$9.91	$11.65	$11.08	$8.71	$16.06	$14.68	$11.39
End of period	$11.10	$11.77	$13.47	$11.35	$9.91	$11.65	$11.08	$8.71	$16.06	$14.68
Accumulation units outstanding at the end of period	3,190	3,583	7,410	9,760	10,590	10,729	11,051	34,437	30,416	6,922

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.53	$21.00	$15.90	$14.31	$14.77	$13.52	$10.34	$17.35	$17.66	$16.09
End of period	$21.55	$22.53	$21.00	$15.90	$14.31	$14.77	$13.52	$10.34	$17.35	$17.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	4,320	393	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.06	$7.81	$8.50	$7.10	$9.22	$7.91	$4.77	N/A	N/A	N/A
End of period	$6.56	$8.06	$7.81	$8.50	$7.10	$9.22	$7.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,096	8,543	9,572	6,476	7,571	7,265	5,798	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.41	$6.81	$7.13	$5.91	$8.39	$7.35	$4.13	N/A	N/A	N/A
End of period	$6.88	$7.41	$6.81	$7.13	$5.91	$8.39	$7.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,319	31,100	33,477	37,240	42,296	39,513	30,229	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.20	$11.17	$9.22	$8.14	$8.45	$7.83	$6.16	$9.87	N/A	N/A
End of period	$10.27	$11.20	$11.17	$9.22	$8.14	$8.45	$7.83	$6.16	N/A	N/A
Accumulation units outstanding at the end of period	16,654	20,348	24,123	24,208	23,479	29,377	30,367	19,158	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.15	$10.64	$8.36	$7.01	$7.64	$7.30	$5.71	$9.84	N/A	N/A
End of period	$9.28	$10.15	$10.64	$8.36	$7.01	$7.64	$7.30	$5.71	N/A	N/A
Accumulation units outstanding at the end of period	5,525	3,657	2,172	1,746	1,763	1,451	1,466	—	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.39	$11.71	$11.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.66	$11.39	$11.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,970	13,777	14,644	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.02	$12.91	$11.58	$10.57	$10.55	$9.59	$7.38	$10.76	$10.81	N/A
End of period	$11.78	$13.02	$12.91	$11.58	$10.57	$10.55	$9.59	$7.38	$10.76	N/A
Accumulation units outstanding at the end of period	22,829	28,935	25,957	29,989	28,622	4,720	5,076	1,694	3,688	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.28	$10.49	$8.11	$6.52	$7.79	$6.62	N/A	N/A	N/A	N/A
End of period	$9.41	$9.28	$10.49	$8.11	$6.52	$7.79	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,197	5,129	6,207	6,259	6,483	5,199	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.36	$10.83	$8.64	$7.78	$8.02	$7.36	$5.95	$9.80	N/A	N/A
End of period	$10.58	$11.36	$10.83	$8.64	$7.78	$8.02	$7.36	$5.95	N/A	N/A
Accumulation units outstanding at the end of period	1,882	566	941	970	2,677	2,499	3,260	3,262	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.62	$20.99	$21.72	$20.63	$19.87	$18.89	$16.94	$18.28	$17.49	$17.09
End of period	$21.21	$21.62	$20.99	$21.72	$20.63	$19.87	$18.89	$16.94	$18.28	$17.49
Accumulation units outstanding at the end of period	3,388	3,131	4,128	3,799	4,208	3,002	3,833	2,166	323	969

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.98	$12.90	$14.33	$12.21	$13.11	$11.56	$9.63	N/A	N/A	N/A
End of period	$10.26	$11.98	$12.90	$14.33	$12.21	$13.11	$11.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,065	7,805	8,745	10,808	15,906	7,933	4,858	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.92	$17.12	$13.20	$11.45	$12.53	$10.31	$7.96	$12.74	N/A	N/A
End of period	$16.83	$18.92	$17.12	$13.20	$11.45	$12.53	$10.31	$7.96	N/A	N/A
Accumulation units outstanding at the end of period	735	3,254	3,900	4,239	4,504	311	183	148	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.47	$11.20	$8.54	$7.31	$8.37	$7.88	$6.46	N/A	N/A	N/A
End of period	$11.97	$12.47	$11.20	$8.54	$7.31	$8.37	$7.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,438	2,767	4,478	5,252	5,370	4,974	4,375	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.38	$13.68	$13.63	$10.87	$11.87	$10.37	$8.01	$12.75	$15.35	$11.52
End of period	$14.88	$15.38	$13.68	$13.63	$10.87	$11.87	$10.37	$8.01	$12.75	$15.35
Accumulation units outstanding at the end of period	4,412	5,704	7,207	6,106	8,165	5,846	6,266	1,434	759	561

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.02	$17.38	$14.95	$13.22	$14.53	$13.24	$9.89	$17.14	$15.98	$13.34
End of period	$16.29	$17.02	$17.38	$14.95	$13.22	$14.53	$13.24	$9.89	$17.14	$15.98
Accumulation units outstanding at the end of period	4,890	14,196	16,227	17,574	18,389	35,545	34,284	30,138	24,471	756

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.65	$15.73	$11.53	$10.49	$11.51	$10.03	$8.26	$13.57	$12.00	$11.38
End of period	$17.08	$16.65	$15.73	$11.53	$10.49	$11.51	$10.03	$8.26	$13.57	$12.00
Accumulation units outstanding at the end of period	600	1,434	1,888	2,243	2,220	1,917	2,487	1,041	826	261

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.77	$22.27	$17.41	$16.54	$17.94	$14.92	$10.93	$18.33	$19.27	$17.21
End of period	$21.11	$23.77	$22.27	$17.41	$16.54	$17.94	$14.92	$10.93	$18.33	$19.27
Accumulation units outstanding at the end of period	264	267	270	587	595	604	5,537	770	4,057	462

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.81	$21.62	$15.84	$13.78	$14.29	$11.59	$8.80	$14.94	$13.73	$12.27
End of period	$21.89	$22.81	$21.62	$15.84	$13.78	$14.29	$11.59	$8.80	$14.94	$13.73
Accumulation units outstanding at the end of period	419	—	83	4,337	4,372	4,756	4,571	93	86	90

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.02	$13.89	$11.50	$10.04	$11.10	$10.35	N/A	N/A	N/A	N/A
End of period	$11.56	$13.02	$13.89	$11.50	$10.04	$11.10	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	34,545	57,852	62,949	58,989	53,817	45,755	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.74	$31.06	$22.38	$19.70	$21.43	$17.46	$12.50	$23.03	$21.84	N/A
End of period	$33.96	$33.74	$31.06	$22.38	$19.70	$21.43	$17.46	$12.50	$23.03	N/A
Accumulation units outstanding at the end of period	349	76	239	501	1,335	373	850	42	—	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.45	$16.95	$17.98	$17.75	$16.54	$15.77	$15.57	$14.96	$14.39	$14.26
End of period	$17.13	$17.45	$16.95	$17.98	$17.75	$16.54	$15.77	$15.57	$14.96	$14.39
Accumulation units outstanding at the end of period	2,439	1,561	3,776	3,634	3,074	2,763	5,983	16,826	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.67	$12.61	$13.05	$10.93	$13.59	$11.41	$6.80	$13.94	$10.82	N/A
End of period	$9.27	$11.67	$12.61	$13.05	$10.93	$13.59	$11.41	$6.80	$13.94	N/A
Accumulation units outstanding at the end of period	11,710	21,304	28,431	61,527	71,042	83,257	64,862	27,324	11,557	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.05	$11.39	$9.13	$8.06	$8.42	$7.41	$6.08	$9.77	N/A	N/A
End of period	$11.51	$12.05	$11.39	$9.13	$8.06	$8.42	$7.41	$6.08	N/A	N/A
Accumulation units outstanding at the end of period	6,781	19,587	25,958	32,468	35,003	38,361	45,855	32,622	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.76	$12.36	$13.01	$12.85	$12.27	$11.86	$11.48	$11.33	$10.90	$10.76
End of period	$12.45	$12.76	$12.36	$13.01	$12.85	$12.27	$11.86	$11.48	$11.33	$10.90
Accumulation units outstanding at the end of period	2,818	4,242	7,767	12,802	13,046	13,410	16,840	21,876	31,405	17,330

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.82	$6.61	$5.59	$4.76	$5.03	$4.20	$3.42	$5.80	$5.70	$4.28
End of period	$6.84	$6.82	$6.61	$5.59	$4.76	$5.03	$4.20	$3.42	$5.80	$5.70
Accumulation units outstanding at the end of period	2,242	4,919	5,381	934	944	953	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.38	$17.90	$12.98	$10.76	$10.34	$8.62	N/A	N/A	N/A	N/A
End of period	$20.05	$19.38	$17.90	$12.98	$10.76	$10.34	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,930	761	1,206	1,210	1,259	515	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.12	$9.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.55	$9.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,674	9,483	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.65	$14.47	$11.34	$10.68	$11.80	$11.82	N/A	N/A	N/A	N/A
End of period	$13.08	$13.65	$14.47	$11.34	$10.68	$11.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,194	4,793	5,134	6,178	6,088	6,329	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.50	$9.50	$7.29	$5.92	$6.95	$6.27	$5.41	$11.22	$13.90	$11.99
End of period	$10.14	$10.50	$9.50	$7.29	$5.92	$6.95	$6.27	$5.41	$11.22	$13.90
Accumulation units outstanding at the end of period	2,389	2,089	7,886	7,559	2,352	1,064	4,341	2,384	732	436

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.41	$18.33	$13.32	$11.50	$10.61	$10.46	$8.85	$11.79	$11.22	$10.80
End of period	$23.34	$22.41	$18.33	$13.32	$11.50	$10.61	$10.46	$8.85	$11.79	$11.22
Accumulation units outstanding at the end of period	4,167	11,165	10,315	12,245	10,168	1,750	1,617	3,469	2,449	1,621

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.37	$12.02	$9.94	$8.93	$9.33	$8.25	$6.75	$9.85	N/A	N/A
End of period	$11.91	$12.37	$12.02	$9.94	$8.93	$9.33	$8.25	$6.75	N/A	N/A
Accumulation units outstanding at the end of period	—	498	502	733	697	—	5,371	7,468	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.34	$16.72	$14.09	$12.22	$14.25	$13.66	$10.81	$19.39	$17.98	$14.65
End of period	$14.83	$15.34	$16.72	$14.09	$12.22	$14.25	$13.66	$10.81	$19.39	$17.98
Accumulation units outstanding at the end of period	7,513	10,925	12,845	20,802	28,450	30,147	22,114	22,510	20,683	7,467

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.30	$14.98	$11.64	$10.10	$10.55	$9.22	$7.60	$13.54	$13.66	$11.77
End of period	$15.44	$16.30	$14.98	$11.64	$10.10	$10.55	$9.22	$7.60	$13.54	$13.66
Accumulation units outstanding at the end of period	14,701	26,222	91,708	133,407	150,352	178,471	199,106	206,331	224,466	123,118

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.84	$17.14	$12.43	$10.64	$10.67	$9.32	$7.11	$12.45	N/A	N/A
End of period	$19.66	$19.84	$17.14	$12.43	$10.64	$10.67	$9.32	$7.11	N/A	N/A
Accumulation units outstanding at the end of period	2,274	2,878	1,779	4,941	2,439	2,724	1,956	4,101	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.64	$36.12	$29.49	$28.93	$28.67	$24.63	$21.00	$34.58	$26.17	$22.17
End of period	$23.72	$31.64	$36.12	$29.49	$28.93	$28.67	$24.63	$21.00	$34.58	$26.17
Accumulation units outstanding at the end of period	3,973	9,153	10,681	11,045	10,309	12,960	6,821	2,650	2,385	1,050

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.88	$14.76	$13.41	$12.25	$12.77	$11.58	N/A	N/A	N/A	N/A
End of period	$15.26	$14.88	$14.76	$13.41	$12.25	$12.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,167	2,060	1,998	141	143	—	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.60	$14.21	$10.35	$9.50	$9.26	$8.13	$7.01	$10.66	N/A	N/A
End of period	$13.08	$14.60	$14.21	$10.35	$9.50	$9.26	$8.13	$7.01	N/A	N/A
Accumulation units outstanding at the end of period	1,726	—	2,497	3,371	3,689	4,057	2,926	1,503	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.67	$22.18	$17.07	$14.90	$15.58	$12.67	$9.40	$15.41	$14.68	$13.70
End of period	$22.51	$23.67	$22.18	$17.07	$14.90	$15.58	$12.67	$9.40	$15.41	$14.68
Accumulation units outstanding at the end of period	3,429	3,425	8,873	7,435	9,269	25,143	7,922	12,084	10,654	6,016

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.01	$14.49	$11.27	$9.99	$10.08	$9.02	$7.33	$12.02	$11.73	$10.43
End of period	$15.78	$16.01	$14.49	$11.27	$9.99	$10.08	$9.02	$7.33	$12.02	$11.73
Accumulation units outstanding at the end of period	3,106	5,331	12,143	19,552	21,148	19,692	22,819	29,247	26,869	14,123

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.15	$14.98	$11.20	$10.07	$11.17	$9.46	$5.99	$8.79	N/A	N/A
End of period	$14.05	$15.15	$14.98	$11.20	$10.07	$11.17	$9.46	$5.99	N/A	N/A
Accumulation units outstanding at the end of period	1,014	7,501	7,213	11,406	9,023	5,243	3,316	5,448	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.51	$20.05	$14.83	$13.09	$14.01	$11.35	$9.12	$14.34	$15.00	$13.06
End of period	$19.12	$20.51	$20.05	$14.83	$13.09	$14.01	$11.35	$9.12	$14.34	$15.00
Accumulation units outstanding at the end of period	4,416	4,431	11,501	10,035	10,934	10,817	9,338	12,140	11,506	6,116

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.74	$8.26	$6.70	$6.17	$6.33	$5.78	$3.61	$6.53	$5.84	$5.46
End of period	$9.93	$9.74	$8.26	$6.70	$6.17	$6.33	$5.78	$3.61	$6.53	$5.84
Accumulation units outstanding at the end of period	8,183	21,374	22,642	13,104	13,505	25,912	14,007	3,217	2,735	1,195

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.64	$16.72	$13.55	$11.51	$12.83	$11.38	$8.36	$14.46	$13.92	$12.18
End of period	$16.88	$16.64	$16.72	$13.55	$11.51	$12.83	$11.38	$8.36	$14.46	$13.92
Accumulation units outstanding at the end of period	11,657	13,750	14,166	14,694	9,334	3,886	2,637	2,428	6,594	964

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.75	$12.63	$14.23	$13.43	$12.30	$11.69	$10.20	N/A	N/A	N/A
End of period	$12.07	$12.75	$12.63	$14.23	$13.43	$12.30	$11.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,727	10,070	11,779	14,610	16,736	8,542	5,074	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.14	$16.88	$17.64	$16.70	$16.31	$15.51	$13.75	$14.02	$13.26	$13.11
End of period	$16.82	$17.14	$16.88	$17.64	$16.70	$16.31	$15.51	$13.75	$14.02	$13.26
Accumulation units outstanding at the end of period	8,053	19,153	25,323	49,597	44,778	39,230	16,818	7,020	1,659	1,831

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.34	$10.56	$10.37	$9.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.98	$10.34	$10.56	$10.37	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,482	8,419	1,623	1,601	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.79	$17.16	$16.24	$14.23	$13.92	$12.32	$8.62	$12.74	$13.18	$12.21
End of period	$15.28	$16.79	$17.16	$16.24	$14.23	$13.92	$12.32	$8.62	$12.74	$13.18
Accumulation units outstanding at the end of period	4,487	7,289	8,046	8,191	11,151	7,613	12,719	1,314	942	401

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.63	$14.49	$10.51	$9.24	$10.21	N/A	N/A	N/A	N/A	N/A
End of period	$14.04	$15.63	$14.49	$10.51	$9.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,253	1,103	1,519	1,228	1,299	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.78	$14.30	$10.65	$9.11	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.94	$14.78	$14.30	$10.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,265	277	593	277	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.92	$22.68	$16.55	$14.66	$15.84	$13.80	$9.77	$18.94	$20.54	$18.60
End of period	$22.23	$24.92	$22.68	$16.55	$14.66	$15.84	$13.80	$9.77	$18.94	$20.54
Accumulation units outstanding at the end of period	—	—	66	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$13.89	$14.13	$10.21	$8.02	$10.00	$8.11	N/A	N/A	N/A	N/A
End of period	$13.51	$13.89	$14.13	$10.21	$8.02	$10.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,603	5,243	10,670	20,056	29,361	3,635	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.81	$16.82	$11.99	$10.56	$10.21	$9.18	$6.62	N/A	N/A	N/A
End of period	$17.45	$18.81	$16.82	$11.99	$10.56	$10.21	$9.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,081	32,307	45,465	35,205	34,127	15,818	8,296	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.59	$18.21	$13.04	$11.45	$10.60	$9.63	N/A	N/A	N/A	N/A
End of period	$19.36	$19.59	$18.21	$13.04	$11.45	$10.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,684	680	265	4,252	265	—	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.92	$15.23	$11.92	$10.81	$9.84	$8.52	N/A	N/A	N/A	N/A
End of period	$16.64	$16.92	$15.23	$11.92	$10.81	$9.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,778	8,596	13,794	13,125	8,953	1,604	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$20.85	$18.08	$12.34	$11.07	$10.64	$9.52	N/A	N/A	N/A	N/A
End of period	$17.56	$20.85	$18.08	$12.34	$11.07	$10.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,648	3,084	1,804	1,847	3,930	—	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.85	$17.14	$13.95	$12.32	$13.25	$11.58	$9.04	$15.21	$14.26	$12.63
End of period	$17.40	$17.85	$17.14	$13.95	$12.32	$13.25	$11.58	$9.04	$15.21	$14.26
Accumulation units outstanding at the end of period	54,497	87,388	159,843	182,007	247,976	223,221	223,943	215,720	181,609	76,560

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.49	$12.40	$12.14	$11.42	$11.34	$10.67	$9.62	$11.42	$10.99	$10.43
End of period	$12.01	$12.49	$12.40	$12.14	$11.42	$11.34	$10.67	$9.62	$11.42	$10.99
Accumulation units outstanding at the end of period	12,432	14,286	15,229	15,967	12,379	8,922	10,970	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.84	$17.28	$14.43	$12.80	$13.53	$11.92	$9.53	$15.09	$14.21	$12.74
End of period	$17.39	$17.84	$17.28	$14.43	$12.80	$13.53	$11.92	$9.53	$15.09	$14.21
Accumulation units outstanding at the end of period	15,717	18,026	25,158	40,180	64,930	39,836	38,072	32,012	30,522	18,471

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.89	$13.67	$12.67	$11.69	$11.87	$10.91	$9.42	$12.24	$11.63	$10.78
End of period	$13.42	$13.89	$13.67	$12.67	$11.69	$11.87	$10.91	$9.42	$12.24	$11.63
Accumulation units outstanding at the end of period	20,139	33,692	36,346	34,329	35,663	29,536	16,438	7,558	5,233	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.78	$16.43	$14.52	$13.07	$13.54	$12.25	$10.15	$14.33	$13.50	$12.32
End of period	$16.27	$16.78	$16.43	$14.52	$13.07	$13.54	$12.25	$10.15	$14.33	$13.50
Accumulation units outstanding at the end of period	9,501	37,383	42,400	62,602	57,511	48,112	52,211	52,493	32,125	20,921

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.52	$15.48	$10.44	$8.77	$9.49	$8.82	N/A	N/A	N/A	N/A
End of period	$15.80	$17.52	$15.48	$10.44	$8.77	$9.49	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	523	2,641	844	—	—	1,689	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.13	$39.67	$29.28	$25.22	$26.12	$22.89	$16.33	$29.24	$27.18	$24.46
End of period	$45.57	$42.13	$39.67	$29.28	$25.22	$26.12	$22.89	$16.33	$29.24	$27.18
Accumulation units outstanding at the end of period	3,337	1,712	4,835	8,836	9,204	6,028	9,803	666	526	23

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.65	$60.46	$45.33	$40.85	$42.42	$33.96	$23.67	$40.81	$35.64	$34.15
End of period	$69.33	$66.65	$60.46	$45.33	$40.85	$42.42	$33.96	$23.67	$40.81	$35.64
Accumulation units outstanding at the end of period	1,932	1,639	1,752	5,989	3,943	5,464	2,853	718	493	159

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.61	$9.80	$10.02	$10.01	$10.10	$10.04	$9.55	$10.40	$10.15	N/A
End of period	$9.42	$9.61	$9.80	$10.02	$10.01	$10.10	$10.04	$9.55	$10.40	N/A
Accumulation units outstanding at the end of period	302	719	5,536	2,988	2,996	4,544	4,379	6,502	420	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.17	$20.04	$14.96	$12.83	$13.41	$11.84	$8.84	$15.20	$15.42	$13.15
End of period	$21.27	$22.17	$20.04	$14.96	$12.83	$13.41	$11.84	$8.84	$15.20	$15.42
Accumulation units outstanding at the end of period	1,240	592	903	1,351	1,472	2,342	2,240	224	208	204

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.70	$31.39	$26.92	$25.03	$24.80	$22.91	$19.59	$25.29	$24.08	$21.68
End of period	$32.62	$33.70	$31.39	$26.92	$25.03	$24.80	$22.91	$19.59	$25.29	$24.08
Accumulation units outstanding at the end of period	3,431	4,728	5,001	3,332	2,607	961	1,142	1,363	603	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.23	$10.47	$10.72	$10.97	$11.22	$11.49	$11.74	$11.76	$11.49	$11.24
End of period	$10.00	$10.23	$10.47	$10.72	$10.97	$11.22	$11.49	$11.74	$11.76	$11.49
Accumulation units outstanding at the end of period	8,031	24,879	39,072	35,500	50,463	3,346	6,612	52,883	426	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.14	$25.87	$20.20	$17.77	$18.57	$16.72	$13.80	$21.19	$20.11	$17.02
End of period	$26.64	$28.14	$25.87	$20.20	$17.77	$18.57	$16.72	$13.80	$21.19	$20.11
Accumulation units outstanding at the end of period	1,398	1,699	5,012	7,896	8,277	6,688	10,460	1,632	5,434	579

Accumulation Unit Values
Contract with Endorsements - 2.395%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,336	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.19	$16.28	$14.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.45	$16.19	$16.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,439	8,840	8,932	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.15	$16.24	$15.08	$13.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.45	$16.15	$16.24	$15.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,879	26,167	26,435	26,703	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$30.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,299	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.32	$12.12	$10.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.07	$12.32	$12.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	5,485	5,542	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,227	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,706	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,678	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,635	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$44.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,041	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$65.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$68.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	241	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,739	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.04	$11.71	$10.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.55	$12.04	$11.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,202	1,263	1,429	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.08	$32.96	$25.88	$23.29	$24.42	$18.44	N/A	N/A	N/A	N/A
End of period	$30.79	$33.08	$32.96	$25.88	$23.29	$24.42	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	61	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.95	$31.93	$23.53	$21.79	$22.16	$20.14	$15.30	$26.51	$24.75	$24.24
End of period	$35.21	$33.95	$31.93	$23.53	$21.79	$22.16	$20.14	$15.30	$26.51	$24.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.05	$12.28	$10.88	$9.87	$10.62	$9.98	$8.35	$11.92	$11.31	$10.46
End of period	$11.59	$12.05	$12.28	$10.88	$9.87	$10.62	$9.98	$8.35	$11.92	$11.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.93	$28.95	$24.07	$21.07	$22.60	$20.71	$15.34	$27.32	$23.20	$20.97
End of period	$29.00	$28.93	$28.95	$24.07	$21.07	$22.60	$20.71	$15.34	$27.32	$23.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.62	$13.30	$11.22	$9.81	$11.53	$10.97	$8.64	$15.94	$14.58	$11.31
End of period	$10.94	$11.62	$13.30	$11.22	$9.81	$11.53	$10.97	$8.64	$15.94	$14.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.93	$12.83	$11.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	$12.93	$12.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,216	3,380	3,889	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.28	$20.68	$21.41	$20.35	$19.62	$18.67	$16.75	$18.10	$17.32	$16.95
End of period	$20.86	$21.28	$20.68	$21.41	$20.35	$19.62	$18.67	$16.75	$18.10	$17.32
Accumulation units outstanding at the end of period	—	—	—	—	292	284	284	315	332	326

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.27	$13.59	$13.55	$10.82	$11.82	$10.33	$7.98	$12.72	$15.33	$11.52
End of period	$14.76	$15.27	$13.59	$13.55	$10.82	$11.82	$10.33	$7.98	$12.72	$15.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.45	$21.98	$17.20	$16.36	$17.76	$14.78	$10.84	$18.19	$19.13	$17.11
End of period	$20.81	$23.45	$21.98	$17.20	$16.36	$17.76	$14.78	$10.84	$18.19	$19.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.22	$30.60	$22.07	$19.44	$21.16	$17.26	$12.37	$22.80	$21.63	$19.77
End of period	$33.40	$33.22	$30.60	$22.07	$19.44	$21.16	$17.26	$12.37	$22.80	$21.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.18	$16.70	$17.72	$17.52	$16.34	$15.59	$15.40	$14.80	$14.26	$14.14
End of period	$16.85	$17.18	$16.70	$17.72	$17.52	$16.34	$15.59	$15.40	$14.80	$14.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.63	$12.25	$12.90	$12.75	$12.19	$11.79	$11.42	$11.28	$10.86	$10.73
End of period	$12.32	$12.63	$12.25	$12.90	$12.75	$12.19	$11.79	$11.42	$11.28	$10.86
Accumulation units outstanding at the end of period	1,128	1,186	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.36	$9.39	$7.21	$5.86	$6.89	$6.22	$5.37	$11.14	$13.81	$11.92
End of period	$10.01	$10.36	$9.39	$7.21	$5.86	$6.89	$6.22	$5.37	$11.14	$13.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.18	$16.56	$13.97	$12.12	$14.15	$13.57	$10.75	$19.30	$17.91	$14.61
End of period	$14.66	$15.18	$16.56	$13.97	$12.12	$14.15	$13.57	$10.75	$19.30	$17.91
Accumulation units outstanding at the end of period	—	—	—	—	—	96	92	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.16	$14.87	$11.57	$10.04	$10.50	$9.18	$7.58	$13.51	$13.64	$11.76
End of period	$15.30	$16.16	$14.87	$11.57	$10.04	$10.50	$9.18	$7.58	$13.51	$13.64
Accumulation units outstanding at the end of period	1,936	4,316	11,553	15,067	19,849	20,258	21,738	22,500	12,994	13,320

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.67	$17.02	$12.35	$10.57	$10.62	$9.28	N/A	N/A	N/A	N/A
End of period	$19.48	$19.67	$17.02	$12.35	$10.57	$10.62	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	13,345	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.24	$35.70	$29.17	$28.63	$28.40	$24.42	$20.83	$34.34	$26.00	$22.04
End of period	$23.41	$31.24	$35.70	$29.17	$28.63	$28.40	$24.42	$20.83	$34.34	$26.00
Accumulation units outstanding at the end of period	—	—	—	—	—	51	51	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.43	$21.97	$16.92	$14.78	$15.47	$12.59	$9.35	$15.34	$14.62	$13.65
End of period	$22.26	$23.43	$21.97	$16.92	$14.78	$15.47	$12.59	$9.35	$15.34	$14.62
Accumulation units outstanding at the end of period	—	—	—	—	—	93	105	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.84	$14.35	$11.17	$9.92	$10.01	$8.96	$7.28	$11.97	$11.68	$10.40
End of period	$15.60	$15.84	$14.35	$11.17	$9.92	$10.01	$8.96	$7.28	$11.97	$11.68
Accumulation units outstanding at the end of period	7,772	—	13,765	13,734	14,157	13,742	13,848	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.29	$19.86	$14.70	$12.99	$13.91	$11.28	$9.07	$14.28	$14.94	$13.02
End of period	$18.91	$20.29	$19.86	$14.70	$12.99	$13.91	$11.28	$9.07	$14.28	$14.94
Accumulation units outstanding at the end of period	—	—	1,316	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.62	$8.17	$6.63	$6.11	$6.27	$5.73	$3.58	$6.49	$5.80	$5.44
End of period	$9.80	$9.62	$8.17	$6.63	$6.11	$6.27	$5.73	$3.58	$6.49	$5.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.46	$16.55	$13.43	$11.41	$12.73	$11.30	$8.30	$14.38	$13.86	$12.14
End of period	$16.68	$16.46	$16.55	$13.43	$11.41	$12.73	$11.30	$8.30	$14.38	$13.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.67	$12.56	$14.16	$13.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.98	$12.67	$12.56	$14.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,095	1,151	1,063	1,063	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.91	$16.66	$17.43	$16.52	$16.14	$15.37	$13.63	$13.91	$13.16	N/A
End of period	$16.58	$16.91	$16.66	$17.43	$16.52	$16.14	$15.37	$13.63	$13.91	N/A
Accumulation units outstanding at the end of period	—	—	3,205	2,514	2,505	2,862	2,733	616	658	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.57	$16.95	$16.04	$14.08	$13.77	$12.20	$8.54	$12.64	$13.09	$12.12
End of period	$15.06	$16.57	$16.95	$16.04	$14.08	$13.77	$12.20	$8.54	$12.64	$13.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	847	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.61	$16.92	$13.78	$12.19	$13.11	$11.47	$8.97	$15.09	$14.17	$12.55
End of period	$17.15	$17.61	$16.92	$13.78	$12.19	$13.11	$11.47	$8.97	$15.09	$14.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.60	$17.07	$14.26	$12.66	$13.39	$11.81	$9.45	$14.97	$14.11	$12.66
End of period	$17.15	$17.60	$17.07	$14.26	$12.66	$13.39	$11.81	$9.45	$14.97	$14.11
Accumulation units outstanding at the end of period	—	—	2,118	—	—	104	108	2,770	2,773	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.56	$16.23	$14.35	$12.92	$13.41	$12.13	$10.07	$14.22	$13.41	$12.24
End of period	$16.04	$16.56	$16.23	$14.35	$12.92	$13.41	$12.13	$10.07	$14.22	$13.41
Accumulation units outstanding at the end of period	—	—	2,207	7,134	7,168	7,112	8,214	9,730	9,181	9,359

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.48	$39.08	$28.87	$24.88	$25.79	$22.63	$16.15	$28.94	$26.93	$24.26
End of period	$44.83	$41.48	$39.08	$28.87	$24.88	$25.79	$22.63	$16.15	$28.94	$26.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$65.61	$59.56	$44.70	$40.31	$41.90	$33.56	$23.41	$40.40	$35.31	$33.87
End of period	$68.20	$65.61	$59.56	$44.70	$40.31	$41.90	$33.56	$23.41	$40.40	$35.31
Accumulation units outstanding at the end of period	—	—	—	—	—	34	39	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.55	$9.74	$9.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.35	$9.55	$9.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,437	1,511	2,852	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.88	$19.79	$14.78	$12.69	$13.27	$11.73	$8.77	$15.08	$15.32	$13.07
End of period	$20.97	$21.88	$19.79	$14.78	$12.69	$13.27	$11.73	$8.77	$15.08	$15.32
Accumulation units outstanding at the end of period	695	—	1,349	1,482	1,597	1,480	1,511	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.17	$30.92	$26.55	$24.70	$24.50	$22.64	$19.37	$25.03	$23.86	$21.50
End of period	$32.08	$33.17	$30.92	$26.55	$24.70	$24.50	$22.64	$19.37	$25.03	$23.86
Accumulation units outstanding at the end of period	—	—	—	—	—	57	56	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.06	$10.30	$10.55	$10.81	$11.07	$11.34	$11.60	$11.63	$11.37	$11.14
End of period	$9.82	$10.06	$10.30	$10.55	$10.81	$11.07	$11.34	$11.60	$11.63	$11.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.87	$25.64	$20.04	$17.64	$18.45	$16.62	$13.73	$21.10	$20.04	$16.98
End of period	$26.36	$27.87	$25.64	$20.04	$17.64	$18.45	$16.62	$13.73	$21.10	$20.04
Accumulation units outstanding at the end of period	—	—	—	—	—	77	76	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.42%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$10.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,032	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,208	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,170	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$15.79	$15.83	$14.24	$13.12	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.07	$15.79	$15.83	$14.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,462	1,338	1,342	1,387	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,474	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$30.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	565	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	233	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,749	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,702	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.62	$14.52	$11.19	$9.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.40	$15.62	$14.52	$11.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,538	431	436	441	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,541	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.39	$11.60	$10.71	$9.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.78	$10.39	$11.60	$10.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,811	1,969	2,038	1,792	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.47	$11.53	$10.34	$9.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.04	$11.47	$11.53	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,180	840	837	875	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,283	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$35.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,968	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,238	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	936	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,271	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,426	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,158	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,430	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,097	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,878	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.91	$12.81	$11.51	$10.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.67	$12.91	$12.81	$11.51	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,102	746	753	783	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.21	$10.42	$8.06	$6.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.34	$9.21	$10.42	$8.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,539	1,341	1,297	1,403	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.20	$20.61	$21.34	$20.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.77	$21.20	$20.61	$21.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	211	229	233	212	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,386	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,330	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.23	$13.57	$13.53	$10.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.72	$15.23	$13.57	$13.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,974	447	509	436	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,658	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	186	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	178	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$12.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	49,645	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$33.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,704	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39,778	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,901	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.09	$9.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.51	$9.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,401	878	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	175	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,905	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,047	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.14	$16.52	$13.94	$12.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.62	$15.14	$16.52	$13.94	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,559	1,833	1,878	1,854	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,215	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,903	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.79	$14.68	$13.35	$12.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.15	$14.79	$14.68	$13.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	290	325	330	338	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.37	$21.92	$16.89	$14.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.20	$23.37	$21.92	$16.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	707	205	220	269	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.80	$14.32	$11.14	$9.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.56	$15.80	$14.32	$11.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,640	3,488	4,165	4,243	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.24	$19.81	$14.66	$12.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.85	$20.24	$19.81	$14.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,949	2,963	3,732	4,105	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,751	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.42	$16.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.63	$16.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,679	291	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,785	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.86	$16.61	$17.38	$16.47	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.52	$16.86	$16.61	$17.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	46,871	1,983	1,992	1,814	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,725	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.50	$16.88	$15.99	$14.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.00	$16.50	$16.88	$15.99	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,155	293	284	282	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	173	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,777	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,273	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	992	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,468	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$20.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,291	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,939	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	467	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,074	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,139	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.50	$16.18	$14.31	$12.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.99	$16.50	$16.18	$14.31	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	55,408	11,738	11,895	12,054	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	102	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.31	$38.94	$28.77	$24.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$44.64	$41.31	$38.94	$28.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,004	233	247	316	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$65.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$67.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,536	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,281	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$31.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	462	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,811	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.445%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.65	$31.67	$23.35	$21.63	$22.00	$20.01	$15.21	$26.36	$24.62	$24.12
End of period	$34.88	$33.65	$31.67	$23.35	$21.63	$22.00	$20.01	$15.21	$26.36	$24.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.53	$13.21	$11.14	$9.74	$11.46	$10.92	$8.59	$15.87	$14.52	$11.28
End of period	$10.85	$11.53	$13.21	$11.14	$9.74	$11.46	$10.92	$8.59	$15.87	$14.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.10	$20.51	$21.24	$20.20	$19.48	$18.55	$16.65	$17.99	$17.23	$16.87
End of period	$20.67	$21.10	$20.51	$21.24	$20.20	$19.48	$18.55	$16.65	$17.99	$17.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.61	$16.98	$14.62	$12.95	$14.25	$13.00	$9.72	$16.87	$15.75	$13.17
End of period	$15.88	$16.61	$16.98	$14.62	$12.95	$14.25	$13.00	$9.72	$16.87	$15.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.27	$21.83	$17.09	$16.25	$17.66	$14.70	$10.79	$18.11	$19.06	$17.05
End of period	$20.65	$23.27	$21.83	$17.09	$16.25	$17.66	$14.70	$10.79	$18.11	$19.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.43	$21.28	$15.61	$13.60	$14.13	$11.47	$8.72	$14.82	$13.64	N/A
End of period	$21.49	$22.43	$21.28	$15.61	$13.60	$14.13	$11.47	$8.72	$14.82	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.92	$30.34	$21.89	$19.30	$21.01	$17.15	$12.29	$22.67	$21.52	$19.68
End of period	$33.09	$32.92	$30.34	$21.89	$19.30	$21.01	$17.15	$12.29	$22.67	$21.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.03	$16.56	$17.59	$17.39	$16.22	$15.49	$15.30	$14.72	$14.18	$14.07
End of period	$16.69	$17.03	$16.56	$17.59	$17.39	$16.22	$15.49	$15.30	$14.72	$14.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.61	$12.23	$12.89	$12.75	$12.19	$11.80	$11.43	$11.30	$10.88	$10.76
End of period	$12.29	$12.61	$12.23	$12.89	$12.75	$12.19	$11.80	$11.43	$11.30	$10.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,869	4,859	7,372	9,107

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.14	$16.52	$13.95	$12.11	$14.14	$13.57	$10.76	$19.31	$17.93	$14.63
End of period	$14.62	$15.14	$16.52	$13.95	$12.11	$14.14	$13.57	$10.76	$19.31	$17.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,808	5,059	4,617	5,706

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.09	$14.81	$11.53	$10.01	$10.47	$9.16	$7.56	$13.49	$13.63	$11.75
End of period	$15.23	$16.09	$14.81	$11.53	$10.01	$10.47	$9.16	$7.56	$13.49	$13.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	3,214	4,613	3,238	1,336

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.02	$35.46	$28.99	$28.47	$28.25	$24.31	$20.74	$34.21	$25.91	N/A
End of period	$23.23	$31.02	$35.46	$28.99	$28.47	$28.25	$24.31	$20.74	$34.21	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,744	1,788	1,896	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.29	$21.85	$16.84	$14.72	$15.41	$12.55	$9.32	$15.30	$14.59	$13.63
End of period	$22.12	$23.29	$21.85	$16.84	$14.72	$15.41	$12.55	$9.32	$15.30	$14.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	3,050	5,785	5,741	6,886

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.75	$14.27	$11.11	$9.87	$9.97	$8.93	$7.26	$11.93	$11.66	$10.38
End of period	$15.50	$15.75	$14.27	$11.11	$9.87	$9.97	$8.93	$7.26	$11.93	$11.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	4,271	7,369	7,342	8,635

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.30	$19.87	$14.71	$13.01	$13.94	$11.30	$9.09	$14.32	$14.99	$13.08
End of period	$18.90	$20.30	$19.87	$14.71	$13.01	$13.94	$11.30	$9.09	$14.32	$14.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	3,427	5,940	6,131	6,781

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.79	$16.54	$17.31	$16.42	$16.05	$15.29	$13.57	$13.85	$13.11	$12.98
End of period	$16.45	$16.79	$16.54	$17.31	$16.42	$16.05	$15.29	$13.57	$13.85	$13.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	770	1,172	1,386	1,355

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.43	$16.82	$15.93	$13.98	$13.69	$12.13	$8.50	$12.57	$13.03	N/A
End of period	$14.93	$16.43	$16.82	$15.93	$13.98	$13.69	$12.13	$8.50	$12.57	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.48	$16.81	$13.69	$12.11	$13.04	$11.41	$8.92	$15.03	$14.11	$12.51
End of period	$17.02	$17.48	$16.81	$13.69	$12.11	$13.04	$11.41	$8.92	$15.03	$14.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.33	$12.25	$12.01	$11.32	$11.24	$10.60	N/A	N/A	N/A	N/A
End of period	$11.84	$12.33	$12.25	$12.01	$11.32	$11.24	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.47	$16.95	$14.17	$12.59	$13.32	$11.75	$9.40	$14.91	$14.05	$12.62
End of period	$17.01	$17.47	$16.95	$14.17	$12.59	$13.32	$11.75	$9.40	$14.91	$14.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.68	$13.49	$12.51	$11.56	$11.75	$10.82	$9.34	$12.16	$11.57	$10.74
End of period	$13.20	$13.68	$13.49	$12.51	$11.56	$11.75	$10.82	$9.34	$12.16	$11.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	3,271	4,839	4,634	4,682

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.43	$16.12	$14.26	$12.84	$13.33	$12.07	$10.02	$14.16	$13.36	$12.20
End of period	$15.92	$16.43	$16.12	$14.26	$12.84	$13.33	$12.07	$10.02	$14.16	$13.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$65.03	$59.07	$44.34	$40.01	$41.60	$33.34	$23.27	$40.17	$35.13	$33.70
End of period	$67.57	$65.03	$59.07	$44.34	$40.01	$41.60	$33.34	$23.27	$40.17	$35.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.74	$19.67	$14.70	$12.62	$13.21	$11.68	$8.73	$15.03	$15.27	$13.04
End of period	$20.82	$21.74	$19.67	$14.70	$12.62	$13.21	$11.68	$8.73	$15.03	$15.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.46%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	$16.41	$16.55	$15.49	$14.31	$15.51	$13.72	N/A	N/A	N/A	N/A
End of period	$15.72	$16.41	$16.55	$15.49	$14.31	$15.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	174	1,656	2,553	2,523	1,975	1,012	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$11.99	$11.66	$10.21	$9.23	$9.40	$8.67	N/A	N/A	N/A	N/A
End of period	$11.48	$11.99	$11.66	$10.21	$9.23	$9.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,057	3,124	3,788	3,929	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.62	$11.33	$9.47	$8.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.11	$11.62	$11.33	$9.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,169	1,342	1,359	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$15.75	$15.80	$14.22	$13.11	$13.79	N/A	N/A	N/A	N/A	N/A
End of period	$15.03	$15.75	$15.80	$14.22	$13.11	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	8,458	14,049	9,488	8,458	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.13	$16.23	$14.79	$13.62	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.38	$16.13	$16.23	$14.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,950	20,261	20,549	20,837	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.09	$16.19	$15.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.38	$16.09	$16.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	69	—	8,894	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.72	$32.62	$25.63	$23.07	$24.21	$18.29	$13.84	$22.98	$21.01	$17.93
End of period	$30.43	$32.72	$32.62	$25.63	$23.07	$24.21	$18.29	$13.84	$22.98	$21.01
Accumulation units outstanding at the end of period	2,415	2,884	3,072	3,158	2,837	4,089	711	694	748	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.76	$17.16	$13.08	$11.40	$12.01	$9.71	$7.63	N/A	N/A	N/A
End of period	$14.81	$16.76	$17.16	$13.08	$11.40	$12.01	$9.71	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,776	2,259	4,856	5,035	5,566	5,365	3,501	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$15.80	$14.08	$10.90	$9.85	$10.22	N/A	N/A	N/A	N/A	N/A
End of period	$14.91	$15.80	$14.08	$10.90	$9.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	254	2,150	259	262	1,173	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.09	$10.22	$10.80	$10.46	$10.28	N/A	N/A	N/A	N/A	N/A
End of period	$9.43	$10.09	$10.22	$10.80	$10.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	79	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.30	$12.38	$9.92	$8.62	$10.97	N/A	N/A	N/A	N/A	N/A
End of period	$11.99	$12.30	$12.38	$9.92	$8.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	236	239	242	244	550	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.59	$14.50	$11.18	$9.80	$10.28	N/A	N/A	N/A	N/A	N/A
End of period	$15.37	$15.59	$14.50	$11.18	$9.80	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	252	255	258	261	1,083	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.42	$12.07	$10.22	$8.92	$10.67	N/A	N/A	N/A	N/A	N/A
End of period	$10.60	$11.42	$12.07	$10.22	$8.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,027	1,009	1,308	1,315	1,831	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.37	$11.58	$10.70	$9.35	$11.18	N/A	N/A	N/A	N/A	N/A
End of period	$9.76	$10.37	$11.58	$10.70	$9.35	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	512	467	745	697	966	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.45	$11.52	$10.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.02	$11.45	$11.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47	—	7,545	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.61	$10.29	$9.63	$9.79	$10.83	$9.45	$6.46	N/A	N/A	N/A
End of period	$6.40	$8.61	$10.29	$9.63	$9.79	$10.83	$9.45	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,780	2,907	3,476	5,629	5,078	3,468	2,028	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.55	$31.58	$23.29	$21.58	$21.95	$19.96	$15.18	$26.31	$24.58	$24.08
End of period	$34.77	$33.55	$31.58	$23.29	$21.58	$21.95	$19.96	$15.18	$26.31	$24.58
Accumulation units outstanding at the end of period	—	—	752	1,164	1,305	1,307	11,169	252	5,867	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$15.11	$14.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.01	$15.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	77	1,754	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.96	$12.19	$10.82	$9.81	$10.55	$9.92	$8.30	$11.87	$11.27	$10.42
End of period	$11.49	$11.96	$12.19	$10.82	$9.81	$10.55	$9.92	$8.30	$11.87	$11.27
Accumulation units outstanding at the end of period	—	3,133	3,029	3,692	4,231	4,081	4,055	1,742	933	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.59	$28.63	$23.81	$20.86	$22.38	$20.52	$15.22	$27.12	$23.04	$20.84
End of period	$28.64	$28.59	$28.63	$23.81	$20.86	$22.38	$20.52	$15.22	$27.12	$23.04
Accumulation units outstanding at the end of period	693	693	693	693	693	693	—	111	146	—

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.50	$13.17	$11.12	$9.72	$11.44	$10.90	$8.58	$15.84	$14.50	$11.26
End of period	$10.82	$11.50	$13.17	$11.12	$9.72	$11.44	$10.90	$8.58	$15.84	$14.50
Accumulation units outstanding at the end of period	3,227	—	—	—	—	—	320	712	178	768

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.96	$20.49	$15.54	$14.01	$14.48	N/A	N/A	N/A	N/A	N/A
End of period	$20.98	$21.96	$20.49	$15.54	$14.01	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,249	3,338	3,369	1,033	1,033	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.98	$7.74	$8.44	$7.06	$9.18	$7.88	$4.76	N/A	N/A	N/A
End of period	$6.49	$7.98	$7.74	$8.44	$7.06	$9.18	$7.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,799	1,792	1,557	1,681	1,342	1,459	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.34	$6.75	$7.08	$5.88	$8.36	$7.33	$4.12	N/A	N/A	N/A
End of period	$6.80	$7.34	$6.75	$7.08	$5.88	$8.36	$7.33	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,244	6,230	6,964	6,815	6,361	6,141	1,856	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.08	$11.06	$9.14	$8.08	$8.40	$7.80	$6.14	$9.86	N/A	N/A
End of period	$10.14	$11.08	$11.06	$9.14	$8.08	$8.40	$7.80	$6.14	N/A	N/A
Accumulation units outstanding at the end of period	4,607	3,418	7,038	7,486	8,345	10,514	35,171	42,938	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.04	$10.54	$8.29	$6.96	$7.59	$7.27	N/A	N/A	N/A	N/A
End of period	$9.17	$10.04	$10.54	$8.29	$6.96	$7.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.86	$12.78	$11.48	$10.48	$10.48	$9.54	$7.36	$10.73	$10.80	N/A
End of period	$11.63	$12.86	$12.78	$11.48	$10.48	$10.48	$9.54	$7.36	$10.73	N/A
Accumulation units outstanding at the end of period	3,221	3,474	3,269	3,338	4,582	3,823	1,116	2,153	2,207	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.19	$10.40	$8.05	$6.48	$7.76	$6.60	N/A	N/A	N/A	N/A
End of period	$9.31	$9.19	$10.40	$8.05	$6.48	$7.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,532	1,620	144	217	561	234	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.23	$10.73	$8.57	$7.73	$7.97	$7.33	N/A	N/A	N/A	N/A
End of period	$10.45	$11.23	$10.73	$8.57	$7.73	$7.97	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	691	692	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.03	$20.45	$21.19	$20.15	$19.43	$18.51	$16.62	$17.96	$17.20	N/A
End of period	$20.60	$21.03	$20.45	$21.19	$20.15	$19.43	$18.51	$16.62	$17.96	N/A
Accumulation units outstanding at the end of period	2,512	296	5,332	5,634	5,742	5,622	5,525	5,612	2,289	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.88	$12.81	$14.24	$12.16	$13.07	N/A	N/A	N/A	N/A	N/A
End of period	$10.16	$11.88	$12.81	$14.24	$12.16	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	774	785	796	806	547	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.66	$16.90	$13.05	$11.34	$12.43	$10.24	N/A	N/A	N/A	N/A
End of period	$16.57	$18.66	$16.90	$13.05	$11.34	$12.43	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,352	2,374	2,238	2,461	2,982	2,562	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$12.33	$11.09	$8.47	$7.26	$8.33	$7.85	$6.44	N/A	N/A	N/A
End of period	$11.82	$12.33	$11.09	$8.47	$7.26	$8.33	$7.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,935	3,236	4,175	4,837	4,516	4,645	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.18	$13.52	$13.49	$10.77	$11.78	$10.30	$7.97	$12.70	$15.32	$11.51
End of period	$14.66	$15.18	$13.52	$13.49	$10.77	$11.78	$10.30	$7.97	$12.70	$15.32
Accumulation units outstanding at the end of period	4,440	4,498	4,843	4,957	4,975	5,284	2,793	967	—	1,370

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.56	$16.93	$14.59	$12.91	$14.21	$12.97	$9.70	$16.84	$15.72	$13.15
End of period	$15.83	$16.56	$16.93	$14.59	$12.91	$14.21	$12.97	$9.70	$16.84	$15.72
Accumulation units outstanding at the end of period	6,110	3,809	3,771	3,759	3,817	3,885	—	470	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.34	$15.46	$11.35	$10.35	$11.36	$9.92	$8.18	$13.45	$11.91	N/A
End of period	$16.75	$16.34	$15.46	$11.35	$10.35	$11.36	$9.92	$8.18	$13.45	N/A
Accumulation units outstanding at the end of period	342	369	422	395	734	—	—	—	—	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.21	$21.78	$17.05	$16.22	$17.62	$14.67	$10.77	$18.08	$19.03	$17.03
End of period	$20.59	$23.21	$21.78	$17.05	$16.22	$17.62	$14.67	$10.77	$18.08	$19.03
Accumulation units outstanding at the end of period	—	—	94	91	88	91	345	665	536	117

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.38	$21.24	$15.59	$13.58	$14.11	$11.45	$8.71	$14.81	$13.63	$12.20
End of period	$21.45	$22.38	$21.24	$15.59	$13.58	$14.11	$11.45	$8.71	$14.81	$13.63
Accumulation units outstanding at the end of period	1,816	1,022	157	226	500	151	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$12.93	$13.81	$11.44	$10.00	$11.08	N/A	N/A	N/A	N/A	N/A
End of period	$11.46	$12.93	$13.81	$11.44	$10.00	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,468	9,373	19,714	19,471	9,916	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.82	$30.25	$21.83	$19.25	$20.96	$17.11	$12.26	$22.63	$21.48	$19.65
End of period	$32.99	$32.82	$30.25	$21.83	$19.25	$20.96	$17.11	$12.26	$22.63	$21.48
Accumulation units outstanding at the end of period	247	250	361	99	279	184	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.98	$16.51	$17.54	$17.35	$16.19	$15.45	$15.27	$14.69	$14.16	$14.05
End of period	$16.64	$16.98	$16.51	$17.54	$17.35	$16.19	$15.45	$15.27	$14.69	$14.16
Accumulation units outstanding at the end of period	443	184	487	492	497	503	510	330	2,694	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.53	$12.47	$12.92	$10.84	$13.51	$11.35	$6.78	N/A	N/A	N/A
End of period	$9.15	$11.53	$12.47	$12.92	$10.84	$13.51	$11.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,311	2,371	5,932	6,196	5,322	9,041	1,572	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$11.92	$11.29	$9.06	$8.01	$8.38	$7.38	$6.07	N/A	N/A	N/A
End of period	$11.37	$11.92	$11.29	$9.06	$8.01	$8.38	$7.38	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,503	4,644	5,856	6,106	6,806	6,937	7,091	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.51	$12.15	$12.80	$12.67	$12.12	$11.73	$11.37	$11.24	$10.82	$10.70
End of period	$12.20	$12.51	$12.15	$12.80	$12.67	$12.12	$11.73	$11.37	$11.24	$10.82
Accumulation units outstanding at the end of period	479	488	5,443	5,178	—	—	—	—	371	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.67	$6.48	$5.49	$4.67	$4.95	$4.14	$3.38	$5.73	$5.63	$4.24
End of period	$6.69	$6.67	$6.48	$5.49	$4.67	$4.95	$4.14	$3.38	$5.73	$5.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.97	$17.54	$12.74	$10.58	$10.17	$8.49	N/A	N/A	N/A	N/A
End of period	$19.60	$18.97	$17.54	$12.74	$10.58	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23	23	398	451	486	500	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.08	$9.66	$10.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.50	$9.08	$9.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,976	3,016	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$13.53	$14.36	$11.27	$10.63	$11.76	$11.80	$8.58	N/A	N/A	N/A
End of period	$12.95	$13.53	$14.36	$11.27	$10.63	$11.76	$11.80	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	19	190	353	436	512	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.27	$9.31	$7.15	$5.81	$6.84	$6.18	$5.34	$11.08	$13.75	N/A
End of period	$9.91	$10.27	$9.31	$7.15	$5.81	$6.84	$6.18	$5.34	$11.08	N/A
Accumulation units outstanding at the end of period	2,320	8,827	9,613	10,674	11,970	10,890	10,941	6,430	169	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.92	$17.96	$13.06	$11.29	$10.44	$10.30	$8.73	$11.65	$11.10	$10.71
End of period	$22.80	$21.92	$17.96	$13.06	$11.29	$10.44	$10.30	$8.73	$11.65	$11.10
Accumulation units outstanding at the end of period	1,242	1,648	1,515	1,689	1,876	2,122	2,017	2,798	—	960

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.24	$11.91	$9.86	$8.87	$9.29	$8.22	$6.73	N/A	N/A	N/A
End of period	$11.76	$12.24	$11.91	$9.86	$8.87	$9.29	$8.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,725	10,105	10,199	10,298	10,405	24,733	219	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.09	$16.44	$13.88	$12.05	$14.08	$13.51	$10.71	$19.23	$17.85	$14.57
End of period	$14.60	$15.09	$16.44	$13.88	$12.05	$14.08	$13.51	$10.71	$19.23	$17.85
Accumulation units outstanding at the end of period	12	12	50	456	780	12,596	1,017	572	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.06	$14.79	$11.51	$9.99	$10.46	$9.15	$7.56	$13.48	$13.62	$11.75
End of period	$15.20	$16.06	$14.79	$11.51	$9.99	$10.46	$9.15	$7.56	$13.48	$13.62
Accumulation units outstanding at the end of period	234	13,609	87,167	118,468	127,707	152,114	188,418	194,602	76,211	37,864

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.55	$16.92	$12.29	$10.53	$10.58	$9.25	$7.07	N/A	N/A	N/A
End of period	$19.35	$19.55	$16.92	$12.29	$10.53	$10.58	$9.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	32	311	577	714	2,803	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.95	$35.39	$28.93	$28.42	$28.20	$24.27	$20.71	$34.17	$25.89	$21.96
End of period	$23.18	$30.95	$35.39	$28.93	$28.42	$28.20	$24.27	$20.71	$34.17	$25.89
Accumulation units outstanding at the end of period	1,307	1,190	1,431	1,219	1,136	912	1,022	898	64	2,015

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.72	$14.63	$13.33	$12.19	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.05	$14.72	$14.63	$13.33	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17	17	17	116	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.24	$21.81	$16.81	$14.69	$15.39	$12.53	$9.31	$15.28	$14.58	$13.62
End of period	$22.07	$23.24	$21.81	$16.81	$14.69	$15.39	$12.53	$9.31	$15.28	$14.58
Accumulation units outstanding at the end of period	5,231	4,466	4,771	4,098	3,668	2,725	294	299	183	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.72	$14.25	$11.09	$9.86	$9.95	$8.92	$7.25	$11.92	$11.65	$10.38
End of period	$15.47	$15.72	$14.25	$11.09	$9.86	$9.95	$8.92	$7.25	$11.92	$11.65
Accumulation units outstanding at the end of period	4,614	3,289	10,812	2,023	3,816	4,253	4,322	311	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$14.99	$14.84	$11.11	$10.00	$11.11	$9.43	$5.98	N/A	N/A	N/A
End of period	$13.88	$14.99	$14.84	$11.11	$10.00	$11.11	$9.43	N/A	N/A	N/A
Accumulation units outstanding at the end of period	347	328	375	383	372	—	1,859	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.14	$19.72	$14.60	$12.91	$13.83	$11.22	$9.03	$14.22	$14.89	$12.99
End of period	$18.75	$20.14	$19.72	$14.60	$12.91	$13.83	$11.22	$9.03	$14.22	$14.89
Accumulation units outstanding at the end of period	2,202	1,646	4,400	4,399	4,171	3,693	3,266	133	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.53	$8.09	$6.57	$6.06	$6.23	$5.70	$3.56	$6.45	$5.77	N/A
End of period	$9.70	$9.53	$8.09	$6.57	$6.06	$6.23	$5.70	$3.56	$6.45	N/A
Accumulation units outstanding at the end of period	1,680	576	642	588	833	7,409	1,618	1,996	789	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.33	$16.42	$13.33	$11.34	$12.66	$11.24	$8.27	$14.33	$13.81	N/A
End of period	$16.54	$16.33	$16.42	$13.33	$11.34	$12.66	$11.24	$8.27	$14.33	N/A
Accumulation units outstanding at the end of period	4,644	4,690	3,682	3,943	3,653	3,681	467	237	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.61	$12.51	$14.11	$13.34	$12.23	$11.64	$10.17	N/A	N/A	N/A
End of period	$11.92	$12.61	$12.51	$14.11	$13.34	$12.23	$11.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	604	3,027	2,962	2,825	3,178	3,175	2,906	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.75	$16.51	$17.28	$16.38	$16.02	$15.26	$13.55	$13.83	$13.09	$12.97
End of period	$16.40	$16.75	$16.51	$17.28	$16.38	$16.02	$15.26	$13.55	$13.83	$13.09
Accumulation units outstanding at the end of period	7,978	10,472	17,870	17,862	16,659	15,257	15,122	7,186	4,193	1,710

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,054	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.39	$16.78	$15.90	$13.95	$13.66	$12.11	$8.48	$12.56	$13.01	$12.07
End of period	$14.89	$16.39	$16.78	$15.90	$13.95	$13.66	$12.11	$8.48	$12.56	$13.01
Accumulation units outstanding at the end of period	3,076	3,809	3,694	3,768	4,005	4,063	10,789	963	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.47	$14.37	$10.44	$9.19	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.87	$15.47	$14.37	$10.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,486	17	17	116	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.65	$14.18	$10.58	$9.06	$10.10	N/A	N/A	N/A	N/A	N/A
End of period	$13.79	$14.65	$14.18	$10.58	$9.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,482	1,464	1,482	1,500	1,730	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.22	$22.11	$16.16	$14.32	$15.49	$13.52	$9.58	$18.61	$20.21	$18.32
End of period	$21.57	$24.22	$22.11	$16.16	$14.32	$15.49	$13.52	$9.58	$18.61	$20.21
Accumulation units outstanding at the end of period	11	11	11	75	191	242	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$13.77	$14.02	$10.15	$7.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.38	$13.77	$14.02	$10.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,097	1,113	1,128	1,143	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.62	$16.68	$11.90	$10.50	$10.16	$9.15	$6.61	N/A	N/A	N/A
End of period	$17.24	$18.62	$16.68	$11.90	$10.50	$10.16	$9.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,552	21	361	489	336	745	3,182	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.75	$15.10	$11.83	$10.75	$9.80	$8.50	$7.05	N/A	N/A	N/A
End of period	$16.45	$16.75	$15.10	$11.83	$10.75	$9.80	$8.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,989	6,845	36,961	5,184	5,272	4,956	5,046	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$20.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,729	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.43	$16.76	$13.66	$12.09	$13.01	$11.39	$8.91	$15.01	$14.09	N/A
End of period	$16.97	$17.43	$16.76	$13.66	$12.09	$13.01	$11.39	$8.91	$15.01	N/A
Accumulation units outstanding at the end of period	—	—	122	1,351	6,815	1,182	3,121	3,072	1,816	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.31	$12.23	$12.00	$11.30	$11.23	$10.59	$9.56	$11.36	$10.96	$10.41
End of period	$11.82	$12.31	$12.23	$12.00	$11.30	$11.23	$10.59	$9.56	$11.36	$10.96
Accumulation units outstanding at the end of period	495	18,319	18,122	17,831	15,552	16,224	16,079	5,616	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.42	$16.90	$14.13	$12.56	$13.29	$11.73	$9.39	$14.88	$14.04	$12.60
End of period	$16.96	$17.42	$16.90	$14.13	$12.56	$13.29	$11.73	$9.39	$14.88	$14.04
Accumulation units outstanding at the end of period	25,089	33,335	35,677	30,739	31,582	32,495	30,642	25,661	16,134	8,151

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.66	$13.47	$12.50	$11.55	$11.74	$10.81	$9.34	$12.15	$11.56	$10.73
End of period	$13.18	$13.66	$13.47	$12.50	$11.55	$11.74	$10.81	$9.34	$12.15	$11.56
Accumulation units outstanding at the end of period	976	4,471	5,702	9,692	6,034	6,331	6,023	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.39	$16.08	$14.22	$12.82	$13.30	$12.05	$10.00	$14.14	$13.34	$12.19
End of period	$15.87	$16.39	$16.08	$14.22	$12.82	$13.30	$12.05	$10.00	$14.14	$13.34
Accumulation units outstanding at the end of period	12,854	48,194	63,311	64,629	63,792	34,844	33,475	32,020	1,457	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.35	$15.35	$10.37	$8.72	$9.45	$8.80	$6.31	N/A	N/A	N/A
End of period	$15.62	$17.35	$15.35	$10.37	$8.72	$9.45	$8.80	N/A	N/A	N/A
Accumulation units outstanding at the end of period	252	2,375	2,665	3,474	3,806	3,611	3,270	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.99	$38.65	$28.56	$24.64	$25.55	$22.43	$16.02	$28.72	$26.74	N/A
End of period	$44.27	$40.99	$38.65	$28.56	$24.64	$25.55	$22.43	$16.02	$28.72	N/A
Accumulation units outstanding at the end of period	3,204	3,388	2,059	2,016	2,336	4,060	1,834	—	1,027	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.84	$58.90	$44.22	$39.91	$41.50	$33.27	$23.22	$40.10	$35.06	$33.65
End of period	$67.36	$64.84	$58.90	$44.22	$39.91	$41.50	$33.27	$23.22	$40.10	$35.06
Accumulation units outstanding at the end of period	1,422	1,333	3,365	3,245	3,245	4,750	3,815	242	162	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.50	$9.69	$9.92	$9.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.30	$9.50	$9.69	$9.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	335	320	287	261	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.69	$19.63	$14.67	$12.60	$13.19	$11.66	$8.72	$15.01	$15.26	$13.03
End of period	$20.77	$21.69	$19.63	$14.67	$12.60	$13.19	$11.66	$8.72	$15.01	$15.26
Accumulation units outstanding at the end of period	5,518	3,789	214	289	425	491	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.78	$30.58	$26.27	$24.45	$24.27	$22.44	$19.22	$24.84	$23.69	$21.36
End of period	$31.69	$32.78	$30.58	$26.27	$24.45	$24.27	$22.44	$19.22	$24.84	$23.69
Accumulation units outstanding at the end of period	1,730	1,819	2,107	2,111	1,326	346	1,035	614	580	471

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.94	$10.19	$10.44	$10.70	$10.97	$11.24	$11.50	$11.54	$11.29	N/A
End of period	$9.70	$9.94	$10.19	$10.44	$10.70	$10.97	$11.24	$11.50	$11.54	N/A
Accumulation units outstanding at the end of period	—	992	1,002	8,828	5,536	7,112	8,791	62,424	—	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.65	$25.46	$19.91	$17.54	$18.35	$16.55	$13.68	$21.03	$19.99	$16.95
End of period	$26.14	$27.65	$25.46	$19.91	$17.54	$18.35	$16.55	$13.68	$21.03	$19.99
Accumulation units outstanding at the end of period	2,921	2,951	3,228	3,714	3,817	3,306	762	769	815	—

Accumulation Unit Values
Contract with Endorsements - 2.47%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.66	$32.57	$25.58	$23.04	$24.17	$18.27	$13.82	$22.95	$20.99	$17.92
End of period	$30.37	$32.66	$32.57	$25.58	$23.04	$24.17	$18.27	$13.82	$22.95	$20.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.48	$31.52	$23.24	$21.54	$21.91	$19.94	$15.16	$26.28	$24.55	$24.05
End of period	$34.70	$33.48	$31.52	$23.24	$21.54	$21.91	$19.94	$15.16	$26.28	$24.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.48	$13.15	$11.10	$9.71	$11.42	$10.88	$8.57	$15.83	$14.49	$11.25
End of period	$10.80	$11.48	$13.15	$11.10	$9.71	$11.42	$10.88	$8.57	$15.83	$14.49
Accumulation units outstanding at the end of period	—	—	—	—	239	221	2,392	2,442	2,485	2,658

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.85	$12.77	$11.47	$10.48	$10.48	$9.54	$7.36	$10.73	$10.80	N/A
End of period	$11.62	$12.85	$12.77	$11.47	$10.48	$10.48	$9.54	$7.36	$10.73	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.99	$20.42	$21.15	$20.12	$19.41	$18.48	$16.59	$17.94	$17.18	$16.82
End of period	$20.56	$20.99	$20.42	$21.15	$20.12	$19.41	$18.48	$16.59	$17.94	$17.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.16	$13.51	$13.47	$10.76	$11.77	$10.30	$7.96	$12.70	$15.32	N/A
End of period	$14.65	$15.16	$13.51	$13.47	$10.76	$11.77	$10.30	$7.96	$12.70	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.53	$16.90	$14.56	$12.89	$14.19	$12.95	$9.69	$16.82	$15.71	N/A
End of period	$15.80	$16.53	$16.90	$14.56	$12.89	$14.19	$12.95	$9.69	$16.82	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.33	$15.45	$11.34	$10.34	$11.35	$9.91	$8.17	$13.44	$11.90	$11.31
End of period	$16.72	$16.33	$15.45	$11.34	$10.34	$11.35	$9.91	$8.17	$13.44	$11.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.18	$21.74	$17.03	$16.20	$17.60	$14.66	$10.76	$18.07	$19.02	$17.01
End of period	$20.56	$23.18	$21.74	$17.03	$16.20	$17.60	$14.66	$10.76	$18.07	$19.02
Accumulation units outstanding at the end of period	—	—	—	581	656	733	819	927	1,009	1,485

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.36	$21.22	$15.57	$13.56	$14.09	$11.45	$8.70	$14.80	$13.62	$12.20
End of period	$21.42	$22.36	$21.22	$15.57	$13.56	$14.09	$11.45	$8.70	$14.80	$13.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.95	$16.48	$17.51	$17.32	$16.16	$15.43	$15.25	$14.67	$14.14	$14.04
End of period	$16.61	$16.95	$16.48	$17.51	$17.32	$16.16	$15.43	$15.25	$14.67	$14.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.52	$12.46	$12.92	$10.83	$13.50	$11.35	$6.77	$13.90	$10.81	N/A
End of period	$9.14	$11.52	$12.46	$12.92	$10.83	$13.50	$11.35	$6.77	$13.90	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$11.91	$11.28	$9.05	$8.00	$8.38	$7.38	$6.07	$9.76	N/A	N/A
End of period	$11.36	$11.91	$11.28	$9.05	$8.00	$8.38	$7.38	$6.07	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,932	3,356	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.51	$12.14	$12.80	$12.66	$12.11	$11.72	$11.36	$11.23	$10.82	$10.70
End of period	$12.19	$12.51	$12.14	$12.80	$12.66	$12.11	$11.72	$11.36	$11.23	$10.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.66	$6.47	$5.48	$4.67	$4.94	$4.13	$3.37	$5.73	$5.63	$4.24
End of period	$6.67	$6.66	$6.47	$5.48	$4.67	$4.94	$4.13	$3.37	$5.73	$5.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.26	$9.30	$7.15	$5.81	$6.83	$6.17	$5.33	$11.08	$13.74	$11.87
End of period	$9.89	$10.26	$9.30	$7.15	$5.81	$6.83	$6.17	$5.33	$11.08	$13.74
Accumulation units outstanding at the end of period	—	—	—	1,424	2,424	2,564	6,963	5,996	6,305	3,275

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.90	$17.94	$13.05	$11.28	$10.43	$10.29	$8.72	$11.64	$11.09	$10.70
End of period	$22.77	$21.90	$17.94	$13.05	$11.28	$10.43	$10.29	$8.72	$11.64	$11.09
Accumulation units outstanding at the end of period	—	—	—	893	1,222	1,369	2,753	3,486	3,825	3,873

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.05	$16.42	$13.86	$12.04	$14.06	$13.50	$10.70	$19.22	$17.85	$14.57
End of period	$14.52	$15.05	$16.42	$13.86	$12.04	$14.06	$13.50	$10.70	$19.22	$17.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.05	$14.78	$11.50	$9.99	$10.45	$9.15	$7.55	$13.48	$13.62	$11.75
End of period	$15.18	$16.05	$14.78	$11.50	$9.99	$10.45	$9.15	$7.55	$13.48	$13.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.90	$35.33	$28.89	$28.38	$28.17	$24.24	$20.69	$34.13	$25.87	$21.95
End of period	$23.14	$30.90	$35.33	$28.89	$28.38	$28.17	$24.24	$20.69	$34.13	$25.87
Accumulation units outstanding at the end of period	—	—	—	322	444	501	1,096	1,250	1,384	1,310

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.22	$21.78	$16.79	$14.68	$15.38	$12.52	$9.30	$15.27	$14.57	$13.62
End of period	$22.04	$23.22	$21.78	$16.79	$14.68	$15.38	$12.52	$9.30	$15.27	$14.57
Accumulation units outstanding at the end of period	—	—	—	—	158	173	198	219	238	237

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.70	$14.23	$11.08	$9.85	$9.95	$8.91	$7.25	$11.92	$11.64	$10.37
End of period	$15.45	$15.70	$14.23	$11.08	$9.85	$9.95	$8.91	$7.25	$11.92	$11.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.11	$19.70	$14.58	$12.90	$13.82	$11.21	$9.02	$14.22	$14.89	$12.99
End of period	$18.72	$20.11	$19.70	$14.58	$12.90	$13.82	$11.21	$9.02	$14.22	$14.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,999	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.51	$8.09	$6.57	$6.05	$6.22	$5.69	$3.56	$6.45	$5.77	$5.41
End of period	$9.69	$9.51	$8.09	$6.57	$6.05	$6.22	$5.69	$3.56	$6.45	$5.77
Accumulation units outstanding at the end of period	—	—	—	—	2,230	2,496	5,581	6,887	7,064	7,616

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.31	$16.40	$13.32	$11.32	$12.65	$11.24	$8.26	$14.32	$13.80	N/A
End of period	$16.51	$16.31	$16.40	$13.32	$11.32	$12.65	$11.24	$8.26	$14.32	N/A
Accumulation units outstanding at the end of period	—	—	—	1,119	1,668	1,816	2,005	2,281	2,454	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.72	$16.48	$17.25	$16.36	$15.99	$15.24	$13.53	$13.81	$13.08	$12.96
End of period	$16.38	$16.72	$16.48	$17.25	$16.36	$15.99	$15.24	$13.53	$13.81	$13.08
Accumulation units outstanding at the end of period	—	—	—	1,926	—	—	—	—	1,646	9,249

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.37	$16.76	$15.88	$13.94	$13.65	$12.10	$8.48	$12.55	$13.01	$12.06
End of period	$14.87	$16.37	$16.76	$15.88	$13.94	$13.65	$12.10	$8.48	$12.55	$13.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.61	$16.67	$11.90	$10.49	$10.16	$9.15	$6.61	N/A	N/A	N/A
End of period	$17.24	$18.61	$16.67	$11.90	$10.49	$10.16	$9.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	662	747	835	2,825	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.41	$16.74	$13.64	$12.07	$13.00	$11.38	$8.90	$14.99	$14.08	$12.49
End of period	$16.94	$17.41	$16.74	$13.64	$12.07	$13.00	$11.38	$8.90	$14.99	$14.08
Accumulation units outstanding at the end of period	—	—	—	—	1,725	1,928	2,155	2,438	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.39	$16.88	$14.11	$12.54	$13.27	$11.72	$9.38	$14.87	$14.02	$12.59
End of period	$16.93	$17.39	$16.88	$14.11	$12.54	$13.27	$11.72	$9.38	$14.87	$14.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.65	$13.45	$12.49	$11.54	$11.73	$10.80	$9.33	$12.15	$11.56	$10.73
End of period	$13.16	$13.65	$13.45	$12.49	$11.54	$11.73	$10.80	$9.33	$12.15	$11.56
Accumulation units outstanding at the end of period	—	—	—	—	8,459	8,459	8,459	8,459	8,459	8,459

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.37	$16.05	$14.20	$12.80	$13.29	$12.03	$9.99	$14.13	$13.33	$12.18
End of period	$15.84	$16.37	$16.05	$14.20	$12.80	$13.29	$12.03	$9.99	$14.13	$13.33
Accumulation units outstanding at the end of period	—	—	—	—	4,538	4,538	4,538	4,541	4,541	4,541

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.91	$38.58	$28.52	$24.60	$25.51	$22.40	$16.00	$28.69	$26.71	$24.08
End of period	$44.19	$40.91	$38.58	$28.52	$24.60	$25.51	$22.40	$16.00	$28.69	$26.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.72	$58.79	$44.15	$39.84	$41.44	$33.22	$23.19	$40.05	$35.03	$33.61
End of period	$67.22	$64.72	$58.79	$44.15	$39.84	$41.44	$33.22	$23.19	$40.05	$35.03
Accumulation units outstanding at the end of period	—	—	—	133	150	168	188	212	231	529

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.49	$9.69	$9.92	$9.92	$10.03	$9.99	$9.51	$10.37	$10.14	N/A
End of period	$9.29	$9.49	$9.69	$9.92	$9.92	$10.03	$9.99	$9.51	$10.37	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.66	$19.61	$14.65	$12.59	$13.18	$11.65	$8.71	$15.00	$15.25	$13.02
End of period	$20.74	$21.66	$19.61	$14.65	$12.59	$13.18	$11.65	$8.71	$15.00	$15.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.72	$30.52	$26.22	$24.41	$24.23	$22.41	$19.19	$24.81	$23.67	$21.34
End of period	$31.62	$32.72	$30.52	$26.22	$24.41	$24.23	$22.41	$19.19	$24.81	$23.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.63	$25.44	$19.90	$17.53	$18.34	$16.54	$13.67	$21.02	$19.99	$16.94
End of period	$26.11	$27.63	$25.44	$19.90	$17.53	$18.34	$16.54	$13.67	$21.02	$19.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.58	$10.26	$9.60	$9.77	$10.81	$9.44	$6.46	N/A	N/A	N/A
End of period	$6.38	$8.58	$10.26	$9.60	$9.77	$10.81	$9.44	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	718	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.89	$12.13	$10.76	$9.76	$10.51	$9.88	$8.27	$11.83	$11.24	$10.40
End of period	$11.42	$11.89	$12.13	$10.76	$9.76	$10.51	$9.88	$8.27	$11.83	$11.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.80	$20.35	$15.44	$13.92	$14.40	$13.20	$10.11	$17.00	$17.33	$15.82
End of period	$20.82	$21.80	$20.35	$15.44	$13.92	$14.40	$13.20	$10.11	$17.00	$17.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.87	$20.30	$21.04	$20.02	$19.31	$18.40	$16.53	$17.87	$17.12	$16.77
End of period	$20.43	$20.87	$20.30	$21.04	$20.02	$19.31	$18.40	$16.53	$17.87	$17.12
Accumulation units outstanding at the end of period	242	249	215	209	740	708	240	354	387	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.43	$16.81	$14.48	$12.83	$14.13	$12.90	$9.65	$16.76	$15.65	$13.09
End of period	$15.70	$16.43	$16.81	$14.48	$12.83	$14.13	$12.90	$9.65	$16.76	$15.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,718	1,988

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.26	$15.39	$11.31	$10.31	$11.32	$9.89	$8.16	$13.42	$11.89	$11.30
End of period	$16.65	$16.26	$15.39	$11.31	$10.31	$11.32	$9.89	$8.16	$13.42	$11.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.05	$21.64	$16.95	$16.13	$17.53	$14.60	$10.72	$18.01	$18.97	$16.97
End of period	$20.44	$23.05	$21.64	$16.95	$16.13	$17.53	$14.60	$10.72	$18.01	$18.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	80	1,117	1,169

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.84	$16.38	$17.41	$17.23	$16.08	$15.36	$15.19	$14.62	$14.09	$13.99
End of period	$16.50	$16.84	$16.38	$17.41	$17.23	$16.08	$15.36	$15.19	$14.62	$14.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.47	$12.10	$12.76	$12.62	$12.08	$11.70	$11.34	$11.21	$10.81	$10.69
End of period	$12.14	$12.47	$12.10	$12.76	$12.62	$12.08	$11.70	$11.34	$11.21	$10.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.78	$17.85	$12.99	$11.23	$10.39	$10.25	$8.69	$11.60	$11.06	$10.67
End of period	$22.64	$21.78	$17.85	$12.99	$11.23	$10.39	$10.25	$8.69	$11.60	$11.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	801	930

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.98	$16.36	$13.81	$12.00	$14.02	$13.46	$10.68	$19.18	$17.82	$14.55
End of period	$14.38	$14.98	$16.36	$13.81	$12.00	$14.02	$13.46	$10.68	$19.18	$17.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.00	$14.73	$11.47	$9.97	$10.43	$9.13	$7.54	$13.46	$13.61	$11.74
End of period	$15.13	$16.00	$14.73	$11.47	$9.97	$10.43	$9.13	$7.54	$13.46	$13.61
Accumulation units outstanding at the end of period	3,729	3,903	5,436	5,829	10,467	11,047	7,118	4,069	16,310	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.48	$16.86	$12.25	$10.50	$10.55	$9.23	$7.06	$12.38	N/A	N/A
End of period	$19.27	$19.48	$16.86	$12.25	$10.50	$10.55	$9.23	$7.06	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	13,863	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.76	$35.18	$28.78	$28.28	$28.07	$24.17	$20.63	$34.05	$25.81	$21.91
End of period	$23.02	$30.76	$35.18	$28.78	$28.28	$28.07	$24.17	$20.63	$34.05	$25.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	266	482	343	463

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.12	$21.71	$16.73	$14.64	$15.33	$12.49	$9.28	$15.25	$14.55	$13.60
End of period	$21.93	$23.12	$21.71	$16.73	$14.64	$15.33	$12.49	$9.28	$15.25	$14.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.64	$14.18	$11.04	$9.82	$9.92	$8.89	$7.23	$11.89	$11.63	$10.36
End of period	$15.40	$15.64	$14.18	$11.04	$9.82	$9.92	$8.89	$7.23	$11.89	$11.63
Accumulation units outstanding at the end of period	—	7,880	7,880	7,880	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.03	$19.63	$14.54	$12.86	$13.78	$11.19	$9.01	$14.19	$14.86	$12.97
End of period	$18.79	$20.03	$19.63	$14.54	$12.86	$13.78	$11.19	$9.01	$14.19	$14.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	103	104	104

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.47	$8.05	$6.54	$6.03	$6.20	$5.67	$3.55	$6.43	$5.76	$5.40
End of period	$9.64	$9.47	$8.05	$6.54	$6.03	$6.20	$5.67	$3.55	$6.43	$5.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,441	1,798

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.24	$16.34	$13.27	$11.29	$12.61	$11.21	$8.24	$14.29	$13.78	$12.08
End of period	$16.94	$16.24	$16.34	$13.27	$11.29	$12.61	$11.21	$8.24	$14.29	$13.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	119	119	120

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.57	$12.47	$14.07	$13.31	$12.21	$11.62	N/A	N/A	N/A	N/A
End of period	$11.87	$12.57	$12.47	$14.07	$13.31	$12.21	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.63	$16.40	$17.17	$16.29	$15.93	$15.19	$13.49	$13.77	$13.05	$12.93
End of period	$16.29	$16.63	$16.40	$17.17	$16.29	$15.93	$15.19	$13.49	$13.77	$13.05
Accumulation units outstanding at the end of period	303	309	264	256	899	858	290	556	606	99

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.28	$16.67	$15.80	$13.88	$13.59	$12.05	$8.45	$12.51	$12.97	$12.04
End of period	$15.02	$16.28	$16.67	$15.80	$13.88	$13.59	$12.05	$8.45	$12.51	$12.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.09	$21.95	$16.05	$14.23	$15.40	$13.44	$9.53	$18.52	$20.12	$18.25
End of period	$21.45	$24.09	$21.95	$16.05	$14.23	$15.40	$13.44	$9.53	$18.52	$20.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.34	$18.01	$12.92	$11.36	$10.54	$9.59	N/A	N/A	N/A	N/A
End of period	$19.08	$19.34	$18.01	$12.92	$11.36	$10.54	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.32	$16.66	$13.58	$12.02	$12.95	$11.34	$8.87	$14.95	$14.04	$12.46
End of period	$16.83	$17.32	$16.66	$13.58	$12.02	$12.95	$11.34	$8.87	$14.95	$14.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.31	$16.80	$14.05	$12.49	$13.22	$11.67	$9.35	$14.83	$13.99	$12.56
End of period	$16.85	$17.31	$16.80	$14.05	$12.49	$13.22	$11.67	$9.35	$14.83	$13.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,802

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.61	$13.42	$12.46	$11.52	$11.71	$10.79	$9.32	$12.14	$11.55	$10.73
End of period	$13.12	$13.61	$13.42	$12.46	$11.52	$11.71	$10.79	$9.32	$12.14	$11.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.28	$15.98	$14.14	$12.75	$13.24	$11.99	$9.96	$14.09	$13.29	$12.15
End of period	$15.65	$16.28	$15.98	$14.14	$12.75	$13.24	$11.99	$9.96	$14.09	$13.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.66	$38.35	$28.36	$24.47	$25.39	$22.29	$15.93	$28.58	$26.61	$24.00
End of period	$44.06	$40.66	$38.35	$28.36	$24.47	$25.39	$22.29	$15.93	$28.58	$26.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.35	$58.48	$43.93	$39.65	$41.26	$33.08	$23.10	$39.91	$34.91	$33.51
End of period	$66.83	$64.35	$58.48	$43.93	$39.65	$41.26	$33.08	$23.10	$39.91	$34.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	43	43	43

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.57	$19.53	$14.60	$12.54	$13.13	$11.62	$8.69	$14.97	$15.22	$13.00
End of period	$20.67	$21.57	$19.53	$14.60	$12.54	$13.13	$11.62	$8.69	$14.97	$15.22
Accumulation units outstanding at the end of period	—	706	706	706	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.53	$30.35	$26.08	$24.29	$24.12	$22.31	$19.11	$24.72	$23.58	$21.27
End of period	$31.59	$32.53	$30.35	$26.08	$24.29	$24.12	$22.31	$19.11	$24.72	$23.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	62	62	62

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.86	$10.11	$10.37	$10.63	$10.90	$11.17	$11.44	N/A	N/A	N/A
End of period	$9.62	$9.86	$10.11	$10.37	$10.63	$10.90	$11.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	4,072	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.52	$25.35	$19.83	$17.48	$18.30	$16.50	$13.64	$20.99	$19.96	$16.92
End of period	$25.92	$27.52	$25.35	$19.83	$17.48	$18.30	$16.50	$13.64	$20.99	$19.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	85	85	—

Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.66	$20.11	$20.85	$19.85	$19.16	$18.26	$16.41	$17.76	$17.02	$16.68
End of period	$20.22	$20.66	$20.11	$20.85	$19.85	$19.16	$18.26	$16.41	$17.76	$17.02
Accumulation units outstanding at the end of period	—	—	—	1,654	2,072	2,047	2,047	2,883	3,239	3,087

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.92	$14.67	$11.43	$9.93	$10.40	$9.11	$7.53	$13.44	$13.59	$11.74
End of period	$15.05	$15.92	$14.67	$11.43	$9.93	$10.40	$9.11	$7.53	$13.44	$13.59
Accumulation units outstanding at the end of period	—	—	—	7,584	8,786	9,416	10,053	9,066	9,556	10,180

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.54	$14.10	$10.99	$9.77	$9.87	$8.85	$7.21	$11.86	$11.60	$10.34
End of period	$15.28	$15.54	$14.10	$10.99	$9.77	$9.87	$8.85	$7.21	$11.86	$11.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	12,084	10,947	11,025

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.49	$16.27	$17.05	$16.18	$15.83	$15.10	$13.41	$13.71	$12.99	$12.88
End of period	$16.14	$16.49	$16.27	$17.05	$16.18	$15.83	$15.10	$13.41	$13.71	$12.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,165	3,157	3,087

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.17	$16.53	$13.48	$11.94	$12.86	$11.27	$8.82	$14.87	$13.98	$12.41
End of period	$16.70	$17.17	$16.53	$13.48	$11.94	$12.86	$11.27	$8.82	$14.87	$13.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.20	$12.13	$11.91	$11.23	$11.17	$10.54	$9.53	$11.33	$10.94	$10.40
End of period	$11.70	$12.20	$12.13	$11.91	$11.23	$11.17	$10.54	$9.53	$11.33	$10.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.15	$15.85	$14.04	$12.66	$13.15	$11.92	$9.91	$14.02	$13.23	$12.10
End of period	$15.62	$16.15	$15.85	$14.04	$12.66	$13.15	$11.92	$9.91	$14.02	$13.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.41	$19.39	$14.51	$12.47	$13.06	$11.56	$8.65	$14.91	$15.17	$12.96
End of period	$20.48	$21.41	$19.39	$14.51	$12.47	$13.06	$11.56	$8.65	$14.91	$15.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,678	1,451	1,424

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.56%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$15.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	633	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.00	$16.11	$14.98	$13.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.27	$16.00	$16.11	$14.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,844	9,187	9,287	9,385	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.13	$32.06	$25.21	$22.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$29.85	$32.13	$32.06	$25.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,638	1,551	1,481	1,496	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.60	$17.01	$12.98	$11.33	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.66	$16.60	$17.01	$12.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,268	989	816	861	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,503	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.37	$12.03	$10.19	$8.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.54	$11.37	$12.03	$10.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,282	2,574	2,135	2,032	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,152	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.40	$11.48	$10.31	$9.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.96	$11.40	$11.48	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,705	3,441	3,479	3,515	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,629	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,585	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$10.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	754	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.75	$12.68	$11.40	$10.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.51	$12.75	$12.68	$11.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,282	1,289	1,303	1,316	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,798	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	386	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.48	$16.76	$12.95	$11.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.40	$18.48	$16.76	$12.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,054	1,143	1,033	1,044	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	226	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	465	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	479	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,916	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,403	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.14	$11.83	$9.81	$8.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.66	$12.14	$11.83	$9.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,199	19,415	19,618	19,817	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.90	$14.65	$11.42	$9.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.03	$15.90	$14.65	$11.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	879	890	900	909	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,329	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	669	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$14.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	509	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	402	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,857	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,698	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.46	$16.25	$17.02	$16.16	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.11	$16.46	$16.25	$17.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,895	10,387	10,496	10,602	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	578	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.12	$16.51	$15.66	$13.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.63	$16.12	$16.51	$15.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,172	2,198	2,222	2,245	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	882	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,533	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	460	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.52	$13.34	$12.40	$11.47	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.03	$13.52	$13.34	$12.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,227	29,310	29,617	29,917	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,570	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.19	$37.93	$28.06	$24.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$43.37	$40.19	$37.93	$28.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,413	1,279	1,172	1,192	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$63.58	$57.81	$43.45	$39.25	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$65.98	$63.58	$57.81	$43.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	573	333	301	314	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.38	$19.37	$14.49	$12.46	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.45	$21.38	$19.37	$14.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,274	3,782	3,616	3,653	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.61%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.83	$31.79	$25.01	$22.55	$23.69	$17.93	$13.58	$22.59	$20.69	$17.68
End of period	$29.56	$31.83	$31.79	$25.01	$22.55	$23.69	$17.93	$13.58	$22.59	$20.69
Accumulation units outstanding at the end of period	—	—	—	—	—	571	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.52	$16.93	$12.93	$11.29	$11.91	$9.64	$7.41	$11.37	$12.43	$10.84
End of period	$14.58	$16.52	$16.93	$12.93	$11.29	$11.91	$9.64	$7.41	$11.37	$12.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	583	536	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.50	$10.18	$9.54	$9.72	$10.77	$9.41	$6.44	$13.56	N/A	N/A
End of period	$6.32	$8.50	$10.18	$9.54	$9.72	$10.77	$9.41	$6.44	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	6,159	5,187	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.21	$12.86	$10.87	$9.52	$11.22	$10.70	$8.44	$15.61	$14.31	N/A
End of period	$10.54	$11.21	$12.86	$10.87	$9.52	$11.22	$10.70	$8.44	$15.61	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,610	5,283	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.89	$7.67	$8.38	$7.02	$9.14	$7.86	$4.76	N/A	N/A	N/A
End of period	$6.41	$7.89	$7.67	$8.38	$7.02	$9.14	$7.86	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	925	6,265	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$9.92	$10.43	$8.21	$6.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.04	$9.92	$10.43	$8.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	84	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.42	$19.89	$20.63	$19.65	$18.98	$18.11	$16.28	$17.62	$16.91	$16.58
End of period	$19.97	$20.42	$19.89	$20.63	$19.65	$18.98	$18.11	$16.28	$17.62	$16.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.77	$12.71	$14.15	$12.10	$13.03	N/A	N/A	N/A	N/A	N/A
End of period	$10.05	$11.77	$12.71	$14.15	$12.10	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.39	$16.68	$12.90	$11.22	$12.32	$10.17	$7.87	N/A	N/A	N/A
End of period	$16.31	$18.39	$16.68	$12.90	$11.22	$12.32	$10.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	98	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.96	$13.35	$13.33	$10.67	$11.68	$10.23	$7.92	$12.65	$15.28	N/A
End of period	$14.43	$14.96	$13.35	$13.33	$10.67	$11.68	$10.23	$7.92	$12.65	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	743	62	3,413	3,471	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.08	$16.46	$14.20	$12.60	$13.88	$12.69	$9.51	$16.52	$15.45	$12.94
End of period	$15.35	$16.08	$16.46	$14.20	$12.60	$13.88	$12.69	$9.51	$16.52	$15.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	920	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.63	$21.27	$16.68	$15.89	$17.29	$14.42	$10.60	$17.82	$18.78	$16.83
End of period	$20.05	$22.63	$21.27	$16.68	$15.89	$17.29	$14.42	$10.60	$17.82	$18.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	387	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.95	$20.86	$15.33	$13.37	$13.91	$11.31	N/A	N/A	N/A	N/A
End of period	$21.00	$21.95	$20.86	$15.33	$13.37	$13.91	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	1,968	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.38	$12.33	$12.80	$10.75	$13.41	$11.29	$6.75	$13.87	N/A	N/A
End of period	$9.02	$11.38	$12.33	$12.80	$10.75	$13.41	$11.29	$6.75	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	608	4,174	99	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.29	$11.94	$12.60	$12.48	$11.96	$11.59	$11.25	$11.14	$10.74	$10.64
End of period	$11.95	$12.29	$11.94	$12.60	$12.48	$11.96	$11.59	$11.25	$11.14	$10.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.52	$6.34	$5.38	$4.59	$4.86	$4.07	$3.33	$5.66	$5.57	N/A
End of period	$6.52	$6.52	$6.34	$5.38	$4.59	$4.86	$4.07	$3.33	$5.66	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.03	$9.11	$7.01	$5.71	$6.72	$6.08	$5.26	$10.94	$13.60	$11.76
End of period	$9.66	$10.03	$9.11	$7.01	$5.71	$6.72	$6.08	$5.26	$10.94	$13.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	153	1,040	538	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.43	$17.57	$12.80	$11.09	$10.26	$10.14	$8.60	$11.50	$10.97	$10.60
End of period	$22.25	$21.43	$17.57	$12.80	$11.09	$10.26	$10.14	$8.60	$11.50	$10.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	238	957	1,883	1,884

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.77	$16.15	$13.65	$11.87	$13.89	$13.35	$10.60	$19.06	$17.72	$14.48
End of period	$14.24	$14.77	$16.15	$13.65	$11.87	$13.89	$13.35	$10.60	$19.06	$17.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	72	163	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.82	$14.59	$11.37	$9.89	$10.36	$9.08	$7.51	$13.41	$13.58	$11.73
End of period	$14.95	$15.82	$14.59	$11.37	$9.89	$10.36	$9.08	$7.51	$13.41	$13.58
Accumulation units outstanding at the end of period	—	—	—	—	2,743	3,135	3,712	18,677	22,387	7,540

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.24	$34.62	$28.35	$27.89	$27.72	$23.89	$20.42	$33.73	$25.60	$21.75
End of period	$22.61	$30.24	$34.62	$28.35	$27.89	$27.72	$23.89	$20.42	$33.73	$25.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	41	251	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.61	$14.53	$13.24	$12.13	$12.69	N/A	N/A	N/A	N/A	N/A
End of period	$14.95	$14.61	$14.53	$13.24	$12.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.80	$21.42	$16.53	$14.48	$15.18	$12.38	$9.21	$15.15	$14.47	$13.54
End of period	$21.61	$22.80	$21.42	$16.53	$14.48	$15.18	$12.38	$9.21	$15.15	$14.47
Accumulation units outstanding at the end of period	—	—	—	162	540	932	2,942	2,985	4,371	4,397

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.42	$14.00	$10.91	$9.71	$9.82	$8.81	$7.18	$11.82	$11.56	$10.31
End of period	$15.15	$15.42	$14.00	$10.91	$9.71	$9.82	$8.81	$7.18	$11.82	$11.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.75	$19.37	$14.36	$12.72	$13.65	$11.09	$8.94	$14.10	$14.78	$12.92
End of period	$18.36	$19.75	$19.37	$14.36	$12.72	$13.65	$11.09	$8.94	$14.10	$14.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	88	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.31	$7.92	$6.44	$5.95	$6.12	$5.61	$3.51	$6.37	$5.71	$5.36
End of period	$9.47	$9.31	$7.92	$6.44	$5.95	$6.12	$5.61	$3.51	$6.37	$5.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	184	3,804	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.44	$12.36	$13.97	$13.22	$12.15	N/A	N/A	N/A	N/A	N/A
End of period	$11.75	$12.44	$12.36	$13.97	$13.22	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	752	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.33	$16.12	$16.89	$16.04	$15.71	$14.99	$13.33	$13.62	$12.92	$12.82
End of period	$15.97	$16.33	$16.12	$16.89	$16.04	$15.71	$14.99	$13.33	$13.62	$12.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	121	321	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.98	$16.39	$15.54	$13.67	$13.40	$11.90	$8.35	$12.37	$12.84	N/A
End of period	$14.50	$15.98	$16.39	$15.54	$13.67	$13.40	$11.90	$8.35	$12.37	N/A
Accumulation units outstanding at the end of period	—	—	—	62	208	606	4,346	3,506	3,563	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.57	$14.96	$11.74	$10.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.26	$16.57	$14.96	$11.74	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	219	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$20.45	$17.78	$12.17	$10.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.16	$20.45	$17.78	$12.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	47	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.99	$16.51	$13.82	$12.30	$13.04	$11.53	$9.24	$14.67	$13.85	$12.46
End of period	$16.52	$16.99	$16.51	$13.82	$12.30	$13.04	$11.53	$9.24	$14.67	$13.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	6,003	14,910	12,031	12,033

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.45	$13.28	$12.35	$11.42	$11.63	$10.72	$9.28	$12.09	$11.52	$10.71
End of period	$12.96	$13.45	$13.28	$12.35	$11.42	$11.63	$10.72	$9.28	$12.09	$11.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.99	$15.70	$13.91	$12.56	$13.05	$11.84	$9.84	$13.93	$13.17	$12.05
End of period	$15.46	$15.99	$15.70	$13.91	$12.56	$13.05	$11.84	$9.84	$13.93	$13.17
Accumulation units outstanding at the end of period	—	—	—	—	3,283	3,475	3,571	12,251	12,153	12,313

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.80	$37.58	$27.82	$24.03	$24.96	$21.94	N/A	N/A	N/A	N/A
End of period	$42.92	$39.80	$37.58	$27.82	$24.03	$24.96	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	195	243	1,059	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$62.93	$57.25	$43.05	$38.91	$40.53	$32.53	$22.74	$39.33	$34.45	$33.12
End of period	$65.28	$62.93	$57.25	$43.05	$38.91	$40.53	$32.53	$22.74	$39.33	$34.45
Accumulation units outstanding at the end of period	—	—	—	—	—	274	326	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.22	$19.24	$14.40	$12.39	$12.98	$11.50	$8.61	$14.84	$15.11	$12.92
End of period	$20.30	$21.22	$19.24	$14.40	$12.39	$12.98	$11.50	$8.61	$14.84	$15.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.66	$9.92	$10.18	$10.45	$10.73	$11.01	$11.28	$11.33	$11.09	$10.90
End of period	$9.42	$9.66	$9.92	$10.18	$10.45	$10.73	$11.01	$11.28	$11.33	$11.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.16	$25.04	$19.61	$17.30	$18.13	$16.37	$13.55	$20.87	$19.87	N/A
End of period	$25.63	$27.16	$25.04	$19.61	$17.30	$18.13	$16.37	$13.55	$20.87	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Accumulation Unit Values
Contract with Endorsements - 2.67%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.49	$31.46	$24.76	$22.35	$23.49	$17.79	$13.48	$22.44	$20.56	$17.58
End of period	$29.23	$31.49	$31.46	$24.76	$22.35	$23.49	$17.79	$13.48	$22.44	$20.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.43	$16.85	$12.87	$11.24	$11.87	$9.61	$7.39	$11.35	$12.42	$10.84
End of period	$14.48	$16.43	$16.85	$12.87	$11.24	$11.87	$9.61	$7.39	$11.35	$12.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.10	$12.74	$10.77	$9.45	$11.13	$10.63	$8.39	$15.52	$14.24	$11.08
End of period	$10.42	$11.10	$12.74	$10.77	$9.45	$11.13	$10.63	$8.39	$15.52	$14.24
Accumulation units outstanding at the end of period	—	—	—	—	346	369	394	425	449	814

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.13	$19.76	$15.02	$13.57	$14.05	$12.90	$9.90	$16.68	$17.03	$15.57
End of period	$20.14	$21.13	$19.76	$15.02	$13.57	$14.05	$12.90	$9.90	$16.68	$17.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.86	$7.64	$8.35	$7.00	$9.12	$7.85	$4.75	N/A	N/A	N/A
End of period	$6.38	$7.86	$7.64	$8.35	$7.00	$9.12	$7.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,471	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.63	$12.57	$11.32	$10.36	$10.38	$9.47	$7.32	$10.69	$10.79	N/A
End of period	$11.39	$12.63	$12.57	$11.32	$10.36	$10.38	$9.47	$7.32	$10.69	N/A
Accumulation units outstanding at the end of period	—	—	—	—	2,172	2,313	—	—	—	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.18	$19.67	$20.41	$19.46	$18.81	$17.95	$16.15	$17.49	$16.79	$16.47
End of period	$19.73	$20.18	$19.67	$20.41	$19.46	$18.81	$17.95	$16.15	$17.49	$16.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.87	$13.28	$13.27	$10.62	$11.64	$10.20	$7.91	$12.63	$15.26	$11.49
End of period	$14.34	$14.87	$13.28	$13.27	$10.62	$11.64	$10.20	$7.91	$12.63	$15.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.89	$16.28	$14.05	$12.47	$13.75	$12.58	$9.43	$16.40	$15.34	$12.86
End of period	$15.16	$15.89	$16.28	$14.05	$12.47	$13.75	$12.58	$9.43	$16.40	$15.34
Accumulation units outstanding at the end of period	—	—	—	—	654	697	744	803	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.90	$15.07	$11.09	$10.13	$11.15	$9.75	$8.06	$13.28	$11.78	$11.22
End of period	$16.26	$15.90	$15.07	$11.09	$10.13	$11.15	$9.75	$8.06	$13.28	$11.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.39	$21.04	$16.51	$15.74	$17.14	$14.30	$10.53	$17.71	$18.68	$16.75
End of period	$19.82	$22.39	$21.04	$16.51	$15.74	$17.14	$14.30	$10.53	$17.71	$18.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.77	$20.71	$15.23	$13.29	$13.84	$11.26	$8.58	$14.62	$13.48	$12.10
End of period	$20.82	$21.77	$20.71	$15.23	$13.29	$13.84	$11.26	$8.58	$14.62	$13.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.50	$29.09	$21.04	$18.59	$20.29	$16.59	$11.92	$22.03	$20.96	$19.21
End of period	$31.59	$31.50	$29.09	$21.04	$18.59	$20.29	$16.59	$11.92	$22.03	$20.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.30	$15.88	$16.91	$16.75	$15.66	$14.99	$14.84	$14.31	$13.82	$13.74
End of period	$15.94	$16.30	$15.88	$16.91	$16.75	$15.66	$14.99	$14.84	$14.31	$13.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.19	$11.86	$12.52	$12.41	$11.89	$11.54	$11.21	$11.10	$10.71	$10.61
End of period	$11.86	$12.19	$11.86	$12.52	$12.41	$11.89	$11.54	$11.21	$11.10	$10.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.36	$17.02	$12.39	$10.30	$9.93	$8.31	$6.41	$9.58	$10.68	N/A
End of period	$18.93	$18.36	$17.02	$12.39	$10.30	$9.93	$8.31	$6.41	$9.58	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.94	$9.03	$6.95	$5.66	$6.68	$6.04	$5.23	$10.89	$13.54	$11.71
End of period	$9.57	$9.94	$9.03	$6.95	$5.66	$6.68	$6.04	$5.23	$10.89	$13.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,117	1,205	1,274	849

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.22	$17.42	$12.70	$11.00	$10.19	$10.07	$8.55	$11.44	$10.92	$10.56
End of period	$22.02	$21.22	$17.42	$12.70	$11.00	$10.19	$10.07	$8.55	$11.44	$10.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	513	554	586	1,050

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.66	$16.03	$13.56	$11.80	$13.81	$13.28	$10.55	$19.00	$17.67	$14.45
End of period	$14.12	$14.66	$16.03	$13.56	$11.80	$13.81	$13.28	$10.55	$19.00	$17.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.72	$14.50	$11.31	$9.84	$10.32	$9.05	$7.49	$13.39	$13.56	$11.72
End of period	$14.85	$15.72	$14.50	$11.31	$9.84	$10.32	$9.05	$7.49	$13.39	$13.56
Accumulation units outstanding at the end of period	—	—	—	—	586	624	667	719	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.96	$34.32	$28.12	$27.68	$27.53	$23.74	$20.30	$33.56	$25.48	$21.66
End of period	$22.38	$29.96	$34.32	$28.12	$27.68	$27.53	$23.74	$20.30	$33.56	$25.48
Accumulation units outstanding at the end of period	—	—	—	—	163	173	185	200	211	433

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.30	$13.90	$10.84	$9.65	$9.77	$8.77	$7.15	N/A	N/A	N/A
End of period	$15.02	$15.30	$13.90	$10.84	$9.65	$9.77	$8.77	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	3,806	3,809	3,811	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.22	$7.85	$6.39	$5.90	$6.08	$5.57	$3.49	$6.34	$5.68	$5.34
End of period	$9.37	$9.22	$7.85	$6.39	$5.90	$6.08	$5.57	$3.49	$6.34	$5.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,288	2,468	1,082	1,984

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.86	$15.98	$13.01	$11.08	$12.40	$11.04	$8.13	$14.13	$13.65	$11.98
End of period	$16.03	$15.86	$15.98	$13.01	$11.08	$12.40	$11.04	$8.13	$14.13	$13.65
Accumulation units outstanding at the end of period	—	—	—	—	376	400	427	461	487	839

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.16	$15.97	$16.75	$15.91	$15.59	$14.88	$13.24	$13.54	$12.85	$12.76
End of period	$15.80	$16.16	$15.97	$16.75	$15.91	$15.59	$14.88	$13.24	$13.54	$12.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,776

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.82	$16.23	$15.40	$13.55	$13.29	$11.81	$8.29	$12.30	$12.77	$11.87
End of period	$14.34	$15.82	$16.23	$15.40	$13.55	$13.29	$11.81	$8.29	$12.30	$12.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.83	$16.22	$13.25	$11.75	$12.67	$11.11	$8.71	$14.70	$13.83	$12.29
End of period	$16.35	$16.83	$16.22	$13.25	$11.75	$12.67	$11.11	$8.71	$14.70	$13.83
Accumulation units outstanding at the end of period	—	—	—	—	722	769	821	886	936	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.82	$16.36	$13.70	$12.20	$12.94	$11.44	$9.18	$14.58	$13.78	$12.40
End of period	$16.34	$16.82	$16.36	$13.70	$12.20	$12.94	$11.44	$9.18	$14.58	$13.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.83	$15.55	$13.79	$12.45	$12.95	$11.75	$9.78	$13.85	$13.10	$11.99
End of period	$15.29	$15.83	$15.55	$13.79	$12.45	$12.95	$11.75	$9.78	$13.85	$13.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.33	$37.16	$27.53	$23.79	$24.72	$21.75	$15.57	$27.97	$26.09	$23.57
End of period	$42.40	$39.33	$37.16	$27.53	$23.79	$24.72	$21.75	$15.57	$27.97	$26.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$62.22	$56.64	$42.62	$38.54	$40.16	$32.26	$22.57	$39.05	$34.22	$32.91
End of period	$64.50	$62.22	$56.64	$42.62	$38.54	$40.16	$32.26	$22.57	$39.05	$34.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.03	$19.08	$14.29	$12.30	$12.90	$11.43	$8.56	$14.77	$15.05	$12.88
End of period	$20.10	$21.03	$19.08	$14.29	$12.30	$12.90	$11.43	$8.56	$14.77	$15.05
Accumulation units outstanding at the end of period	—	—	—	—	1,129	1,152	1,179	1,211	461	759

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.54	$9.80	$10.06	$10.33	$10.61	$10.90	$11.18	$11.23	$11.02	$10.83
End of period	$9.29	$9.54	$9.80	$10.06	$10.33	$10.61	$10.90	$11.18	$11.23	$11.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	3,357	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.95	$24.87	$19.49	$17.20	$18.04	$16.30	$13.50	$20.80	$19.81	$16.83
End of period	$25.43	$26.95	$24.87	$19.49	$17.20	$18.04	$16.30	$13.50	$20.80	$19.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.695%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.04	$30.22	$22.34	$20.75	$21.16	$19.29	$14.70	$25.54	$23.92	$23.49
End of period	$33.13	$32.04	$30.22	$22.34	$20.75	$21.16	$19.29	$14.70	$25.54	$23.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.83	$13.25	$13.24	$10.60	$11.62	$10.19	$7.90	$12.62	$15.26	$11.49
End of period	$14.30	$14.83	$13.25	$13.24	$10.60	$11.62	$10.19	$7.90	$12.62	$15.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.85	$15.03	$11.06	$10.10	$11.12	$9.73	$8.04	$13.26	$11.77	$11.21
End of period	$16.20	$15.85	$15.03	$11.06	$10.10	$11.12	$9.73	$8.04	$13.26	$11.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.31	$20.98	$16.47	$15.70	$17.10	$14.27	$10.50	$17.67	$18.64	$16.72
End of period	$19.75	$22.31	$20.98	$16.47	$15.70	$17.10	$14.27	$10.50	$17.67	$18.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.70	$20.65	$15.18	$13.26	$13.81	$11.24	$8.56	$14.60	$13.47	$12.08
End of period	$20.75	$21.70	$20.65	$15.18	$13.26	$13.81	$11.24	$8.56	$14.60	$13.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.15	$11.82	$12.48	$12.38	$11.87	$11.51	$11.19	$11.08	$10.70	$10.60
End of period	$11.81	$12.15	$11.82	$12.48	$12.38	$11.87	$11.51	$11.19	$11.08	$10.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,909	1,637	2,401	2,389

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.14	$17.36	$12.66	$10.97	$10.16	$10.05	$8.53	$11.42	$10.90	$10.54
End of period	$21.93	$21.14	$17.36	$12.66	$10.97	$10.16	$10.05	$8.53	$11.42	$10.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.61	$15.98	$13.52	$11.77	$13.78	$13.26	$10.53	$18.96	$17.65	$14.44
End of period	$14.07	$14.61	$15.98	$13.52	$11.77	$13.78	$13.26	$10.53	$18.96	$17.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,666	1,672	1,401	1,471

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.68	$14.47	$11.29	$9.83	$10.31	$9.04	$7.48	$13.38	$13.55	$11.72
End of period	$14.80	$15.68	$14.47	$11.29	$9.83	$10.31	$9.04	$7.48	$13.38	$13.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.84	$34.20	$28.03	$27.60	$27.45	$23.68	$20.26	$33.49	$25.43	$21.63
End of period	$22.29	$29.84	$34.20	$28.03	$27.60	$27.45	$23.68	$20.26	$33.49	$25.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.55	$21.21	$16.38	$14.35	$15.07	$12.30	$9.16	$15.07	$14.41	$13.49
End of period	$21.36	$22.55	$21.21	$16.38	$14.35	$15.07	$12.30	$9.16	$15.07	$14.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,788	1,959	1,748	1,780

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.25	$13.85	$10.81	$9.63	$9.75	$8.75	$7.14	$11.76	$11.51	$10.28
End of period	$14.97	$15.25	$13.85	$10.81	$9.63	$9.75	$8.75	$7.14	$11.76	$11.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,522	2,490	2,241	2,237

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.53	$19.17	$14.23	$12.61	$13.54	$11.02	$8.88	$14.03	$14.72	$12.87
End of period	$18.15	$19.53	$19.17	$14.23	$12.61	$13.54	$11.02	$8.88	$14.03	$14.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,000	2,041	1,870	1,750

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.09	$15.90	$16.68	$15.85	$15.53	$14.83	$13.20	$13.51	$12.82	$12.73
End of period	$15.72	$16.09	$15.90	$16.68	$15.85	$15.53	$14.83	$13.20	$13.51	$12.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.76	$16.17	$15.35	$13.51	$13.25	$11.78	$8.27	$12.27	$12.75	$11.85
End of period	$14.28	$15.76	$16.17	$15.35	$13.51	$13.25	$11.78	$8.27	$12.27	$12.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.76	$16.16	$13.20	$11.70	$12.63	$11.08	$8.69	$14.67	$13.80	$12.27
End of period	$16.28	$16.76	$16.16	$13.20	$11.70	$12.63	$11.08	$8.69	$14.67	$13.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.02	$11.97	$11.77	$11.11	$11.07	$10.46	$9.47	$11.28	$10.90	$10.38
End of period	$11.51	$12.02	$11.97	$11.77	$11.11	$11.07	$10.46	$9.47	$11.28	$10.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	9,487	9,487	9,487	6,155

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.75	$16.29	$13.65	$12.16	$12.90	$11.41	$9.15	$14.55	$13.75	$12.37
End of period	$16.27	$16.75	$16.29	$13.65	$12.16	$12.90	$11.41	$9.15	$14.55	$13.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.34	$13.18	$12.26	$11.35	$11.57	$10.68	$9.25	$12.06	$11.50	$10.70
End of period	$12.84	$13.34	$13.18	$12.26	$11.35	$11.57	$10.68	$9.25	$12.06	$11.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	9,145	9,145	9,145	6,035

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.76	$15.49	$13.74	$12.41	$12.91	$11.72	$9.75	$13.82	$13.07	$11.97
End of period	$15.22	$15.76	$15.49	$13.74	$12.41	$12.91	$11.72	$9.75	$13.82	$13.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	6,694	6,699	6,704	6,708

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.15	$37.00	$27.41	$23.70	$24.63	$21.67	$15.51	$27.88	$26.02	$23.50
End of period	$42.19	$39.15	$37.00	$27.41	$23.70	$24.63	$21.67	$15.51	$27.88	$26.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.96	$19.01	$14.24	$12.26	$12.86	$11.40	$8.54	$14.74	$15.02	$12.86
End of period	$20.02	$20.96	$19.01	$14.24	$12.26	$12.86	$11.40	$8.54	$14.74	$15.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.49	$9.75	$10.02	$10.29	$10.57	$10.86	$11.14	$11.20	$10.99	$10.80
End of period	$9.24	$9.49	$9.75	$10.02	$10.29	$10.57	$10.86	$11.14	$11.20	$10.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.72%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.20	$31.19	$24.56	$22.17	$23.32	$17.67	$13.40	$22.31	$20.46	$17.50
End of period	$28.94	$31.20	$31.19	$24.56	$22.17	$23.32	$17.67	$13.40	$22.31	$20.46
Accumulation units outstanding at the end of period	—	—	—	—	—	201	247	—	—	275

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$31.88	$30.08	$22.24	$20.66	$21.07	$19.22	$14.65	$25.46	$23.85	$23.42
End of period	$32.96	$31.88	$30.08	$22.24	$20.66	$21.07	$19.22	$14.65	$25.46	$23.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	208

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.50	$11.75	$10.45	$9.50	$10.25	$9.67	$8.12	$11.63	$11.07	$10.27
End of period	$11.02	$11.50	$11.75	$10.45	$9.50	$10.25	$9.67	$8.12	$11.63	$11.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$27.17	$27.28	$22.74	$19.97	$21.49	$19.76	$14.69	N/A	N/A	N/A
End of period	$27.15	$27.17	$27.28	$22.74	$19.97	$21.49	$19.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.01	$12.64	$10.69	$9.38	$11.06	$10.57	$8.34	$15.44	$14.17	$11.03
End of period	$10.33	$11.01	$12.64	$10.69	$9.38	$11.06	$10.57	$8.34	$15.44	$14.17
Accumulation units outstanding at the end of period	—	—	—	—	719	802	892	996	1,495	1,482

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$9.83	$10.35	$8.16	$6.87	$7.52	$7.21	$5.67	$9.80	N/A	N/A
End of period	$8.96	$9.83	$10.35	$8.16	$6.87	$7.52	$7.21	$5.67	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.57	$12.52	$11.28	$10.33	$10.35	$9.45	N/A	N/A	N/A	N/A
End of period	$11.34	$12.57	$12.52	$11.28	$10.33	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	218	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.69	$12.63	$14.09	$12.06	$13.00	N/A	N/A	N/A	N/A	N/A
End of period	$9.97	$11.69	$12.63	$14.09	$12.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	682	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.19	$16.53	$12.79	$11.14	$12.25	$10.12	$7.84	$12.60	$12.60	$11.19
End of period	$16.12	$18.19	$16.53	$12.79	$11.14	$12.25	$10.12	$7.84	$12.60	$12.60
Accumulation units outstanding at the end of period	—	—	—	—	534	595	662	739	804	857

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.80	$13.22	$13.22	$10.59	$11.60	N/A	N/A	N/A	N/A	N/A
End of period	$14.26	$14.80	$13.22	$13.22	$10.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	169	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.74	$16.13	$13.94	$12.37	$13.65	$12.49	$9.37	$16.30	$15.26	$12.79
End of period	$15.01	$15.74	$16.13	$13.94	$12.37	$13.65	$12.49	$9.37	$16.30	$15.26
Accumulation units outstanding at the end of period	—	—	—	—	677	755	840	937	1,019	1,087

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.80	$14.98	$11.03	$10.08	$11.10	$9.71	$8.03	$13.23	$11.75	$11.19
End of period	$16.14	$15.80	$14.98	$11.03	$10.08	$11.10	$9.71	$8.03	$13.23	$11.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.34	$21.02	$16.50	$15.73	$17.08	$14.23	$10.47	$17.63	$18.60	$16.68
End of period	$19.77	$22.34	$21.02	$16.50	$15.73	$17.08	$14.23	$10.47	$17.63	$18.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.64	$20.59	$15.14	$13.23	$13.78	$11.22	$8.55	$14.58	$13.45	$12.07
End of period	$20.68	$21.64	$20.59	$15.14	$13.23	$13.78	$11.22	$8.55	$14.58	$13.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.27	$12.23	$12.70	$10.68	$13.34	$11.25	N/A	N/A	N/A	N/A
End of period	$8.92	$11.27	$12.23	$12.70	$10.68	$13.34	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	104	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.11	$11.79	$12.45	$12.35	$11.84	$11.49	$11.17	$11.07	$10.69	$10.59
End of period	$11.77	$12.11	$11.79	$12.45	$12.35	$11.84	$11.49	$11.17	$11.07	$10.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,322	1,717	1,583

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.41	$6.24	$5.30	$4.52	$4.80	$4.03	$3.29	$5.61	N/A	N/A
End of period	$6.40	$6.41	$6.24	$5.30	$4.52	$4.80	$4.03	$3.29	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.06	$17.29	$12.61	$10.93	$10.13	$10.02	$8.51	$11.39	$10.88	$10.52
End of period	$21.84	$21.06	$17.29	$12.61	$10.93	$10.13	$10.02	$8.51	$11.39	$10.88
Accumulation units outstanding at the end of period	—	—	—	—	779	784	605	685	685	683

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.57	$15.95	$13.49	$11.75	$13.75	$13.23	$10.52	$18.93	$17.63	$14.42
End of period	$14.03	$14.57	$15.95	$13.49	$11.75	$13.75	$13.23	$10.52	$18.93	$17.63
Accumulation units outstanding at the end of period	—	—	—	—	—	438	401	307	234	258

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.64	$14.44	$11.27	$9.81	$10.29	$9.03	$7.47	$13.37	$13.54	$11.71
End of period	$14.76	$15.64	$14.44	$11.27	$9.81	$10.29	$9.03	$7.47	$13.37	$13.54
Accumulation units outstanding at the end of period	—	—	—	—	2,293	2,390	5,158	5,780	5,261	3,147

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$19.04	$16.52	$12.03	$10.33	$10.41	N/A	N/A	N/A	N/A	N/A
End of period	$18.80	$19.04	$16.52	$12.03	$10.33	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	209	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.73	$34.08	$27.93	$27.51	$27.37	$23.61	$20.21	$33.42	$25.39	$21.59
End of period	$22.20	$29.73	$34.08	$27.93	$27.51	$27.37	$23.61	$20.21	$33.42	$25.39
Accumulation units outstanding at the end of period	—	—	—	—	370	379	304	430	346	359

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.47	$21.14	$16.34	$14.32	$15.03	$12.28	$9.14	$15.05	$14.39	$13.48
End of period	$21.28	$22.47	$21.14	$16.34	$14.32	$15.03	$12.28	$9.14	$15.05	$14.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	101	87	91

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.20	$13.81	$10.78	$9.60	$9.73	$8.73	$7.12	$11.74	$11.50	$10.27
End of period	$14.92	$15.20	$13.81	$10.78	$9.60	$9.73	$8.73	$7.12	$11.74	$11.50
Accumulation units outstanding at the end of period	—	—	—	—	—	476	470	1,330	1,118	1,144

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.47	$19.12	$14.19	$12.58	$13.52	$10.99	$8.87	$14.01	$14.70	$12.86
End of period	$18.08	$19.47	$19.12	$14.19	$12.58	$13.52	$10.99	$8.87	$14.01	$14.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	69	61	60

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.76	$15.89	$12.93	$11.03	$12.34	$10.99	$8.10	$14.08	$13.61	N/A
End of period	$15.92	$15.76	$15.89	$12.93	$11.03	$12.34	$10.99	$8.10	$14.08	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.35	$12.28	$13.89	$13.16	$12.11	$11.55	$10.12	N/A	N/A	N/A
End of period	$11.64	$12.35	$12.28	$13.89	$13.16	$12.11	$11.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.02	$15.83	$16.61	$15.80	$15.49	$14.80	$13.17	$13.48	$12.80	$12.71
End of period	$15.65	$16.02	$15.83	$16.61	$15.80	$15.49	$14.80	$13.17	$13.48	$12.80
Accumulation units outstanding at the end of period	—	—	—	—	—	613	1,899	1,544	1,890	1,983

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.69	$16.10	$15.29	$13.46	$13.21	N/A	N/A	N/A	N/A	N/A
End of period	$14.22	$15.69	$16.10	$15.29	$13.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	676	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.06	$21.07	$15.44	$13.72	$14.88	$13.01	$9.25	$18.01	$19.61	$17.82
End of period	$20.49	$23.06	$21.07	$15.44	$13.72	$14.88	$13.01	$9.25	$18.01	$19.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.28	$16.42	$11.75	$10.39	$10.08	N/A	N/A	N/A	N/A	N/A
End of period	$16.89	$18.28	$16.42	$11.75	$10.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	529	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.68	$16.23	$13.60	$12.12	$12.86	$11.38	$9.13	$14.51	$13.72	$12.35
End of period	$16.20	$16.68	$16.23	$13.60	$12.12	$12.86	$11.38	$9.13	$14.51	$13.72
Accumulation units outstanding at the end of period	—	—	—	—	1,237	1,381	1,536	1,714	1,864	1,988

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.30	$13.15	$12.23	$11.33	$11.55	$10.66	$9.24	$12.05	$11.50	$10.70
End of period	$12.80	$13.30	$13.15	$12.23	$11.33	$11.55	$10.66	$9.24	$12.05	$11.50
Accumulation units outstanding at the end of period	—	—	—	—	9,040	9,040	9,040	9,040	9,040	9,040

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.69	$15.43	$13.69	$12.37	$12.87	$11.69	$9.73	$13.79	$13.04	$11.94
End of period	$15.16	$15.69	$15.43	$13.69	$12.37	$12.87	$11.69	$9.73	$13.79	$13.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$38.95	$36.82	$27.29	$23.60	$24.53	$21.59	$15.46	$27.80	$25.94	$23.45
End of period	$41.96	$38.95	$36.82	$27.29	$23.60	$24.53	$21.59	$15.46	$27.80	$25.94
Accumulation units outstanding at the end of period	—	—	—	—	720	1,042	1,144	997	1,084	411

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$61.62	$56.12	$42.25	$38.22	$39.85	$32.03	$22.41	$38.80	$34.02	$32.73
End of period	$63.85	$61.62	$56.12	$42.25	$38.22	$39.85	$32.03	$22.41	$38.80	$34.02
Accumulation units outstanding at the end of period	—	—	—	—	—	23	26	79	—	105

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.29	$9.50	$9.75	$9.78	$9.92	$9.90	N/A	N/A	N/A	N/A
End of period	$9.07	$9.29	$9.50	$9.75	$9.78	$9.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	439	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.88	$18.95	$14.20	$12.23	$12.83	$11.37	$8.53	$14.72	$15.00	$12.84
End of period	$19.94	$20.88	$18.95	$14.20	$12.23	$12.83	$11.37	$8.53	$14.72	$15.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.15	$29.14	$25.09	$23.42	$23.30	$21.61	$18.55	$24.04	$22.99	$20.78
End of period	$30.04	$31.15	$29.14	$25.09	$23.42	$23.30	$21.61	$18.55	$24.04	$22.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	92	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.79	$24.73	$19.39	$17.13	$17.97	$16.24	$13.46	$20.75	$19.77	$16.80
End of period	$25.26	$26.79	$24.73	$19.39	$17.13	$17.97	$16.24	$13.46	$20.75	$19.77
Accumulation units outstanding at the end of period	—	—	—	—	—	313	301	—	295	—

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.75	$30.76	$24.25	$21.91	$23.06	$17.48	$13.27	$22.11	$20.29	$17.37
End of period	$28.50	$30.75	$30.76	$24.25	$21.91	$23.06	$17.48	$13.27	$22.11	$20.29
Accumulation units outstanding at the end of period	83	93	97	113	122	133	171	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$31.38	$29.64	$21.93	$20.39	$20.81	$19.00	$14.49	$25.20	$23.63	$23.22
End of period	$32.42	$31.38	$29.64	$21.93	$20.39	$20.81	$19.00	$14.49	$25.20	$23.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.38	$11.64	$10.36	$9.43	$10.18	$9.60	$8.06	$11.56	$11.01	$10.22
End of period	$10.90	$11.38	$11.64	$10.36	$9.43	$10.18	$9.60	$8.06	$11.56	$11.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.86	$12.48	$10.57	$9.28	$10.95	$10.47	$8.27	$15.32	$14.07	$10.97
End of period	$10.19	$10.86	$12.48	$10.57	$9.28	$10.95	$10.47	$8.27	$15.32	$14.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.64	$19.32	$14.70	$13.30	$13.79	$12.68	$9.74	$16.44	$16.81	$15.38
End of period	$19.65	$20.64	$19.32	$14.70	$13.30	$13.79	$12.68	$9.74	$16.44	$16.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Total Return Division
Accumulation unit value:

Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.68	$19.20	$19.95	$19.04	$18.43	$17.61	$15.86	$17.20	$16.54	$16.24
End of period	$19.21	$19.68	$19.20	$19.95	$19.04	$18.43	$17.61	$15.86	$17.20	$16.54
Accumulation units outstanding at the end of period	1,957	1,971	1,714	1,657	1,821	1,696	2,098	2,766	3,008	3,323

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.68	$13.13	$13.14	$10.53	$11.55	$10.14	$7.87	$12.59	$15.23	$11.48
End of period	$14.14	$14.68	$13.13	$13.14	$10.53	$11.55	$10.14	$7.87	$12.59	$15.23

Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.49	$15.89	$13.74	$12.21	$13.48	$12.34	$9.27	$16.13	$15.12	$12.68
End of period	$14.76	$15.49	$15.89	$13.74	$12.21	$13.48	$12.34	$9.27	$16.13	$15.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.63	$14.84	$10.93	$9.99	$11.01	$9.65	$7.98	$13.17	$11.70	$11.16
End of period	$15.96	$15.63	$14.84	$10.93	$9.99	$11.01	$9.65	$7.98	$13.17	$11.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.92	$20.64	$16.21	$15.48	$16.87	$14.10	$10.38	$17.49	$18.47	$16.58
End of period	$19.38	$21.92	$20.64	$16.21	$15.48	$16.87	$14.10	$10.38	$17.49	$18.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	215	228	239

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.41	$20.39	$15.01	$13.12	$13.68	$11.14	$8.50	$14.51	$13.40	$12.03
End of period	$20.44	$21.41	$20.39	$15.01	$13.12	$13.68	$11.14	$8.50	$14.51	$13.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.88	$15.50	$16.52	$16.39	$15.35	$14.70	$14.58	$14.08	$13.61	$13.55

End of period	$15.52	$15.88	$15.50	$16.52	$16.39	$15.35	$14.70	$14.58	$14.08	$13.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.19	$12.15	$12.63	$10.63	$13.29	$11.21	N/A	N/A	N/A	N/A
End of period	$8.85	$11.19	$12.15	$12.63	$10.63	$13.29	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	265	233	237	226	241	228	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.99	$11.68	$12.34	$12.25	$11.76	$11.42	$11.11	$11.02	$10.65	$10.56
End of period	$11.65	$11.99	$11.68	$12.34	$12.25	$11.76	$11.42	$11.11	$11.02	$10.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,

	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.41	$15.78	$13.37	$11.65	$13.65	$13.15	$10.46	$18.84	$17.56	$14.38
End of period	$13.86	$14.41	$15.78	$13.37	$11.65	$13.65	$13.15	$10.46	$18.84	$17.56
Accumulation units outstanding at the end of period	173	185	187	207	227	224	211	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.51	$14.33	$11.19	$9.75	$10.24	$8.99	$7.45	$13.33	$13.52	$11.70
End of period	$14.63	$15.51	$14.33	$11.19	$9.75	$10.24	$8.99	$7.45	$13.33	$13.52
Accumulation units outstanding at the end of period	5,913	6,253	10,493	18,556	19,339	20,311	25,630	27,724	28,642	28,515

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.36	$33.68	$27.64	$27.24	$27.12	$23.42	$20.05	$33.19	$25.23	$21.48
End of period	$21.91	$29.36	$33.68	$27.64	$27.24	$27.12	$23.42	$20.05	$33.19	$25.23
Accumulation units outstanding at the end of period	100	94	88	98	98	113	118	168	179	187

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.24	$20.94	$16.19	$14.21	$14.93	$12.20	$9.09	$14.98	$14.34	$13.44
End of period	$21.05	$22.24	$20.94	$16.19	$14.21	$14.93	$12.20	$9.09	$14.98	$14.34
Accumulation units outstanding at the end of period	112	127	142	169	189	204	241	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.04	$13.68	$10.69	$9.53	$9.66	$8.68	$7.08	$11.68	$11.46	$10.24
End of period	$14.76	$15.04	$13.68	$10.69	$9.53	$9.66	$8.68	$7.08	$11.68	$11.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$14.60	$14.51	$10.90	$9.85	$10.97	$9.34	$5.95	$8.76	N/A	N/A
End of period	$13.48	$14.60	$14.51	$10.90	$9.85	$10.97	$9.34	$5.95	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,586	3,813	3,780	3,969	4,273	5,851	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.27	$18.94	$14.07	$12.48	$13.42	$10.92	$8.82	$13.94	$14.65	$12.82

End of period	$17.88	$19.27	$18.94	$14.07	$12.48	$13.42	$10.92	$8.82	$13.94	$14.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.59	$15.73	$12.82	$10.93	$12.25	$10.92	$8.05	$14.01	$13.55	$11.91
End of period	$15.73	$15.59	$15.73	$12.82	$10.93	$12.25	$10.92	$8.05	$14.01	$13.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	307	326	342

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:

Beginning of period	$15.81	$15.64	$16.42	$15.63	$15.33	$14.66	$13.06	$13.37	$12.71	$12.63
End of period	$15.44	$15.81	$15.64	$16.42	$15.63	$15.33	$14.66	$13.06	$13.37	$12.71
Accumulation units outstanding at the end of period	159	175	183	162	174	189	759	791	839	1,278

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.49	$15.91	$15.12	$13.32	$13.08	$11.64	$8.18	$12.15	$12.63	$11.76
End of period	$14.02	$15.49	$15.91	$15.12	$13.32	$13.08	$11.64	$8.18	$12.15	$12.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	302	321	336

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.70	$20.75	$15.22	$13.53	$14.69	$12.86	$9.15	$17.82	$19.43	$17.67
End of period	$20.16	$22.70	$20.75	$15.22	$13.53	$14.69	$12.86	$9.15	$17.82	$19.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.47	$15.90	$13.00	$11.54	$12.46	$10.95	$8.59	$14.52	$13.68	$12.17
End of period	$15.98	$16.47	$15.90	$13.00	$11.54	$12.46	$10.95	$8.59	$14.52	$13.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.89	$11.86	$11.67	$11.03	$11.00	$10.41	$9.43	$11.24	$10.88	$10.37
End of period	$11.38	$11.89	$11.86	$11.67	$11.03	$11.00	$10.41	$9.43	$11.24	$10.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.46	$16.03	$13.45	$11.99	$12.73	$11.27	$9.05	$14.40	$13.63	$12.28
End of period	$15.98	$16.46	$16.03	$13.45	$11.99	$12.73	$11.27	$9.05	$14.40	$13.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.49	$15.24	$13.53	$12.23	$12.74	$11.58	$9.64	$13.68	$12.95	$11.87
End of period	$14.94	$15.49	$15.24	$13.53	$12.23	$12.74	$11.58	$9.64	$13.68	$12.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$38.34	$36.27	$26.90	$23.28	$24.23	$21.34	$15.29	$27.52	$25.70	$23.25
End of period	$41.28	$38.34	$36.27	$26.90	$23.28	$24.23	$21.34	$15.29	$27.52	$25.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$60.65	$55.28	$41.65	$37.71	$39.35	$31.65	$22.17	$38.41	$33.70	$32.45
End of period	$62.79	$60.65	$55.28	$41.65	$37.71	$39.35	$31.65	$22.17	$38.41	$33.70
Accumulation units outstanding at the end of period	38	46	54	65	71	77	92	111	118	124

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.64	$18.74	$14.05	$12.11	$12.72	$11.29	$8.47	$14.63	$14.92	$12.78
End of period	$19.70	$20.64	$18.74	$14.05	$12.11	$12.72	$11.29	$8.47	$14.63	$14.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.66	$28.70	$24.74	$23.11	$23.01	$21.35	$18.35	$23.80	$22.77	$20.60
End of period	$29.54	$30.66	$28.70	$24.74	$23.11	$23.01	$21.35	$18.35	$23.80	$22.77
Accumulation units outstanding at the end of period	2,813	3,004	102	109	118	131	131	172	183	192

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.30	$9.56	$9.83	$10.11	$10.40	$10.69	$10.98	$11.05	$10.85	$10.68
End of period	$9.04	$9.30	$9.56	$9.83	$10.11	$10.40	$10.69	$10.98	$11.05	$10.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.53	$24.51	$19.23	$17.00	$17.85	$16.15	$13.39	$20.66	$19.71	$16.76
End of period	$25.00	$26.53	$24.51	$19.23	$17.00	$17.85	$16.15	$13.39	$20.66	$19.71
Accumulation units outstanding at the end of period	95	105	121	142	161	173	174	215	229	—

Accumulation Unit Values
Contract with Endorsements - 2.81%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.36	$11.62	$10.35	$9.41	$10.17	$9.59	$8.05	$11.55	$11.01	N/A
End of period	$10.88	$11.36	$11.62	$10.35	$9.41	$10.17	$9.59	$8.05	$11.55	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.84	$12.46	$10.55	$9.26	$10.93	$10.45	$8.26	$15.30	$14.06	$10.96
End of period	$10.17	$10.84	$12.46	$10.55	$9.26	$10.93	$10.45	$8.26	$15.30	$14.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.64	$19.16	$19.92	$19.01	$18.40	$17.58	$15.84	$17.18	$16.52	$16.23
End of period	$19.17	$19.64	$19.16	$19.92	$19.01	$18.40	$17.58	$15.84	$17.18	$16.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.73	$8.85	$6.82	$5.57	$6.57	$5.96	$5.16	$10.76	$13.39	$11.61
End of period	$9.35	$9.73	$8.85	$6.82	$5.57	$6.57	$5.96	$5.16	$10.76	$13.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.77	$17.07	$12.46	$10.81	$10.03	$9.93	$8.44	$11.30	$10.81	$10.46
End of period	$21.52	$20.77	$17.07	$12.46	$10.81	$10.03	$9.93	$8.44	$11.30	$10.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.40	$15.77	$13.35	$11.64	$13.64	$13.14	$10.45	$18.83	$17.55	$14.37
End of period	$13.85	$14.40	$15.77	$13.35	$11.64	$13.64	$13.14	$10.45	$18.83	$17.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.50	$14.32	$11.18	$9.74	$10.23	$8.99	$7.45	$13.33	$13.52	$11.70
End of period	$14.61	$15.50	$14.32	$11.18	$9.74	$10.23	$8.99	$7.45	$13.33	$13.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.31	$33.63	$27.60	$27.20	$27.09	$23.39	$20.03	$33.16	$25.21	$21.47
End of period	$21.87	$29.31	$33.63	$27.60	$27.20	$27.09	$23.39	$20.03	$33.16	$25.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.21	$20.92	$16.18	$14.19	$14.91	$12.19	$9.08	$14.97	$14.33	$13.43
End of period	$21.02	$22.21	$20.92	$16.18	$14.19	$14.91	$12.19	$9.08	$14.97	$14.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.02	$13.66	$10.68	$9.52	$9.65	$8.67	$7.08	$11.68	$11.45	$10.23
End of period	$14.73	$15.02	$13.66	$10.68	$9.52	$9.65	$8.67	$7.08	$11.68	$11.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.24	$18.91	$14.05	$12.47	$13.41	$10.92	$8.81	$13.93	$14.64	$12.81
End of period	$17.86	$19.24	$18.91	$14.05	$12.47	$13.41	$10.92	$8.81	$13.93	$14.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.57	$15.71	$12.80	$10.92	$12.24	$10.91	$8.05	$14.00	$13.54	$11.91
End of period	$15.71	$15.57	$15.71	$12.80	$10.92	$12.24	$10.91	$8.05	$14.00	$13.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.79	$15.61	$16.40	$15.61	$15.31	$14.64	$13.04	$13.36	$12.70	$12.62
End of period	$15.41	$15.79	$15.61	$16.40	$15.61	$15.31	$14.64	$13.04	$13.36	$12.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.45	$15.87	$15.09	$13.29	$13.06	$11.62	$8.17	$12.13	$12.62	$11.75
End of period	$13.99	$15.45	$15.87	$15.09	$13.29	$13.06	$11.62	$8.17	$12.13	$12.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.88	$11.85	$11.66	$11.02	$10.99	$10.40	$9.42	$11.24	$10.87	$10.37
End of period	$11.37	$11.88	$11.85	$11.66	$11.02	$10.99	$10.40	$9.42	$11.24	$10.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.43	$16.00	$13.42	$11.97	$12.71	$11.26	$9.04	$14.39	$13.61	$12.27
End of period	$15.94	$16.43	$16.00	$13.42	$11.97	$12.71	$11.26	$9.04	$14.39	$13.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.18	$13.04	$12.14	$11.26	$11.48	$10.61	$9.20	$12.01	$11.47	$10.69
End of period	$12.67	$13.18	$13.04	$12.14	$11.26	$11.48	$10.61	$9.20	$12.01	$11.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	6,127	6,127	6,127	6,127

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.46	$15.21	$13.51	$12.22	$12.72	$11.56	$9.63	$13.67	$12.94	$11.86
End of period	$14.92	$15.46	$15.21	$13.51	$12.22	$12.72	$11.56	$9.63	$13.67	$12.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.60	$28.65	$24.69	$23.07	$22.97	$21.32	$18.32	$23.77	$22.75	$20.58
End of period	$29.48	$30.60	$28.65	$24.69	$23.07	$22.97	$21.32	$18.32	$23.77	$22.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.28	$9.54	$9.82	$10.10	$10.38	$10.68	$10.97	$11.04	$10.84	$10.67
End of period	$9.02	$9.28	$9.54	$9.82	$10.10	$10.38	$10.68	$10.97	$11.04	$10.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.82%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.66	$13.10	$13.12	$10.52	$11.54	$10.13	$7.86	N/A	N/A	N/A
End of period	$14.11	$14.66	$13.10	$13.12	$10.52	$11.54	$10.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	164	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.96	$11.65	$12.32	$12.23	$11.74	$11.40	$11.09	$11.00	$10.63	$10.55
End of period	$11.61	$11.96	$11.65	$12.32	$12.23	$11.74	$11.40	$11.09	$11.00	$10.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.73	$17.04	$12.44	$10.80	$10.01	$9.92	$8.43	N/A	N/A	N/A
End of period	$21.48	$20.73	$17.04	$12.44	$10.80	$10.01	$9.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	179	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.38	$15.75	$13.34	$11.63	$13.63	$13.13	$10.44	$18.82	$17.54	$14.36
End of period	$13.83	$14.38	$15.75	$13.34	$11.63	$13.63	$13.13	$10.44	$18.82	$17.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.47	$14.30	$11.17	$9.73	$10.22	$8.98	$7.44	$13.32	$13.42	N/A
End of period	$14.59	$15.47	$14.30	$11.17	$9.73	$10.22	$8.98	$7.44	$13.32	N/A
Accumulation units outstanding at the end of period	—	—	—	1,507	1,507	1,507	2,198	2,160	2,463	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.85	$16.37	$11.93	$10.26	$10.35	$9.08	$6.96	$12.25	N/A	N/A
End of period	$18.59	$18.85	$16.37	$11.93	$10.26	$10.35	$9.08	$6.96	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	210	211	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.27	$33.59	$27.56	$27.17	$27.06	$23.37	$20.02	$33.13	$25.20	$21.45
End of period	$21.84	$29.27	$33.59	$27.56	$27.17	$27.06	$23.37	$20.02	$33.13	$25.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	69	69	81	95

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.19	$20.89	$16.16	$14.18	$14.90	$12.18	$9.08	$14.96	$14.32	$13.43
End of period	$20.99	$22.19	$20.89	$16.16	$14.18	$14.90	$12.18	$9.08	$14.96	$14.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.00	$13.65	$10.67	$9.51	$9.64	$8.66	$7.07	$11.67	$11.44	$10.23
End of period	$14.71	$15.00	$13.65	$10.67	$9.51	$9.64	$8.66	$7.07	$11.67	$11.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.22	$18.89	$14.04	$12.46	$13.40	$10.91	$8.81	$13.92	$14.63	$12.81
End of period	$17.83	$19.22	$18.89	$14.04	$12.46	$13.40	$10.91	$8.81	$13.92	$14.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.15	$16.32	$11.69	$10.34	$10.05	$9.08	$6.59	N/A	N/A	N/A
End of period	$16.76	$18.15	$16.32	$11.69	$10.34	$10.05	$9.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	549	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.42	$15.84	$12.96	$11.51	$12.43	$10.92	$8.57	$14.49	$13.65	$12.15
End of period	$15.92	$16.42	$15.84	$12.96	$11.51	$12.43	$10.92	$8.57	$14.49	$13.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.40	$15.97	$13.40	$11.95	$12.69	$11.24	$9.03	$14.37	$13.60	$12.26
End of period	$15.92	$16.40	$15.97	$13.40	$11.95	$12.69	$11.24	$9.03	$14.37	$13.60
Accumulation units outstanding at the end of period	—	—	—	2,473	2,473	2,473	2,680	2,680	2,801	2,908

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.43	$15.19	$13.49	$12.20	$12.71	$11.55	$9.62	$13.65	$12.93	$11.85
End of period	$14.89	$15.43	$15.19	$13.49	$12.20	$12.71	$11.55	$9.62	$13.65	$12.93
Accumulation units outstanding at the end of period	—	—	—	2,576	2,576	2,576	2,792	2,792	2,919	3,030

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.86%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.13	$16.57	$12.69	$11.10	$11.74	$9.53	$7.34	$11.29	$12.38	$10.82
End of period	$14.19	$16.13	$16.57	$12.69	$11.10	$11.74	$9.53	$7.34	$11.29	$12.38
Accumulation units outstanding at the end of period	—	—	—	—	579	579	579	579	579	579

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.28	$11.55	$10.28	$9.36	$10.11	$9.55	$8.02	$11.51	$10.97	$10.19
End of period	$10.80	$11.28	$11.55	$10.28	$9.36	$10.11	$9.55	$8.02	$11.51	$10.97
Accumulation units outstanding at the end of period	—	—	—	—	631	631	631	631	631	631

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$10.75	$12.37	$10.47	$9.20	$10.86	$10.39	$8.22	$15.23	$14.00	$10.91
End of period	$10.08	$10.75	$12.37	$10.47	$9.20	$10.86	$10.39	$8.22	$15.23	$14.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.44	$18.98	$19.74	$18.85	$18.26	$17.45	$15.73	$17.07	$16.42	$16.14
End of period	$18.97	$19.44	$18.98	$19.74	$18.85	$18.26	$17.45	$15.73	$17.07	$16.42
Accumulation units outstanding at the end of period	—	—	—	—	400	400	400	400	400	400

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.89	$11.59	$12.26	$12.18	$11.69	$11.36	$11.06	$10.97	$10.61	$10.54
End of period	$11.55	$11.89	$11.59	$12.26	$12.18	$11.69	$11.36	$11.06	$10.97	$10.61
Accumulation units outstanding at the end of period	—	—	—	—	1,842	1,824	2,006	2,679	3,313	3,246

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.83	$16.56	$12.07	$10.06	$9.72	$8.15	$6.30	$9.43	$10.53	$9.55
End of period	$18.35	$17.83	$16.56	$12.07	$10.06	$9.72	$8.15	$6.30	$9.43	$10.53
Accumulation units outstanding at the end of period	—	—	—	—	660	660	660	660	660	660

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.65	$8.79	$6.78	$5.53	$6.53	$5.92	$5.14	$10.71	$13.34	$11.57
End of period	$9.27	$9.65	$8.79	$6.78	$5.53	$6.53	$5.92	$5.14	$10.71	$13.34
Accumulation units outstanding at the end of period	—	—	—	—	549	549	549	549	549	549

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.61	$16.94	$12.38	$10.74	$9.97	$9.88	$8.40	$11.26	$10.77	$10.43
End of period	$21.34	$20.61	$16.94	$12.38	$10.74	$9.97	$9.88	$8.40	$11.26	$10.77
Accumulation units outstanding at the end of period	—	—	—	—	621	621	621	621	621	621

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$14.30	$15.67	$13.28	$11.58	$13.58	$13.08	$10.41	$18.77	$17.50	$14.34
End of period	$13.75	$14.30	$15.67	$13.28	$11.58	$13.58	$13.08	$10.41	$18.77	$17.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.42	$14.25	$11.14	$9.71	$10.20	$8.96	$7.43	$13.31	$13.50	$11.69
End of period	$14.53	$15.42	$14.25	$11.14	$9.71	$10.20	$8.96	$7.43	$13.31	$13.50
Accumulation units outstanding at the end of period	—	—	—	—	10,193	10,793	11,119	10,816	10,765	10,890

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.09	$33.39	$27.41	$27.03	$26.93	$23.27	$19.94	$33.02	$25.12	$21.40
End of period	$21.69	$29.09	$33.39	$27.41	$27.03	$26.93	$23.27	$19.94	$33.02	$25.12
Accumulation units outstanding at the end of period	—	—	—	—	291	291	291	291	291	291

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.65	$15.49	$16.28	$15.50	$15.21	$14.55	$12.97	$13.29	$12.64	$12.57
End of period	$15.27	$15.65	$15.49	$16.28	$15.50	$15.21	$14.55	$12.97	$13.29	$12.64
Accumulation units outstanding at the end of period	—	—	—	—	515	515	515	515	515	515

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.82	$11.79	$11.61	$10.98	$10.96	$10.37	$9.40	$11.22	$10.86	$10.36
End of period	$11.30	$11.82	$11.79	$11.61	$10.98	$10.96	$10.37	$9.40	$11.22	$10.86
Accumulation units outstanding at the end of period	—	—	—	—	1,239	1,239	1,239	1,239	1,239	1,239

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.29	$15.87	$13.32	$11.89	$12.63	$11.19	$8.99	$14.32	$13.55	$12.22
End of period	$15.80	$16.29	$15.87	$13.32	$11.89	$12.63	$11.19	$8.99	$14.32	$13.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.11	$12.98	$12.09	$11.22	$11.45	$10.58	$9.18	$12.00	$11.46	$10.68
End of period	$12.60	$13.11	$12.98	$12.09	$11.22	$11.45	$10.58	$9.18	$12.00	$11.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	3,432	3,765	4,095	4,375

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.33	$15.10	$13.41	$12.13	$12.64	$11.50	$9.58	$13.60	$12.88	$11.82
End of period	$14.79	$15.33	$15.10	$13.41	$12.13	$12.64	$11.50	$9.58	$13.60	$12.88
Accumulation units outstanding at the end of period	—	—	—	—	3,247	3,247	3,247	3,247	3,247	3,247

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$37.89	$35.87	$26.62	$23.05	$24.00	$21.15	$15.17	$27.31	$25.52	$23.10
End of period	$40.77	$37.89	$35.87	$26.62	$23.05	$24.00	$21.15	$15.17	$27.31	$25.52
Accumulation units outstanding at the end of period	—	—	—	—	273	273	273	273	273	273

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$59.94	$54.67	$41.21	$37.34	$38.99	$31.38	$21.99	$38.12	$33.47	$32.25
End of period	$62.02	$59.94	$54.67	$41.21	$37.34	$38.99	$31.38	$21.99	$38.12	$33.47
Accumulation units outstanding at the end of period	—	—	—	—	199	199	199	199	199	199

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.45	$18.59	$13.95	$12.03	$12.64	$11.22	$8.42	$14.56	$14.86	$12.74
End of period	$19.51	$20.45	$18.59	$13.95	$12.03	$12.64	$11.22	$8.42	$14.56	$14.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.34	$24.34	$19.11	$16.91	$17.76	$16.07	$13.34	$20.60	$19.66	$16.73
End of period	$24.79	$26.34	$24.34	$19.11	$16.91	$17.76	$16.07	$13.34	$20.60	$19.66
Accumulation units outstanding at the end of period	—	—	—	—	379	379	379	379	379	379

Accumulation Unit Values
Contract with Endorsements - 2.92%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.81	$13.49	$10.55	$9.41	$9.55	N/A	N/A	N/A	N/A	N/A
End of period	$14.51	$14.81	$13.49	$10.55	$9.41	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	8,244	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.28	$18.44	$13.84	$11.94	$12.56	N/A	N/A	N/A	N/A	N/A
End of period	$19.33	$20.28	$18.44	$13.84	$11.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	744	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.97%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.71	$13.41	$10.49	$9.37	$9.51	$8.56	$7.00	$11.57	$11.36	$10.17
End of period	$14.41	$14.71	$13.41	$10.49	$9.37	$9.51	$8.56	$7.00	$11.57	$11.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,953	1,953

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.13	$18.31	$13.75	$11.87	$12.49	$11.10	$8.34	$14.44	$14.75	$12.66
End of period	$19.18	$20.13	$18.31	$13.75	$11.87	$12.49	$11.10	$8.34	$14.44	$14.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	795	795

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.06%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.21	$12.20	$11.03	$10.13	$10.19	$9.33	$7.24	$10.62	N/A	N/A
End of period	$10.97	$12.21	$12.20	$11.03	$10.13	$10.19	$9.33	$7.24	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	567	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.69	$18.29	$19.06	$18.24	$17.69	$16.95	$15.31	$16.65	$16.04	$15.80
End of period	$18.20	$18.69	$18.29	$19.06	$18.24	$17.69	$16.95	$15.31	$16.65	$16.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	380	—	—

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.61	$16.05	$12.46	$10.89	$12.01	$9.96	$7.74	N/A	N/A	N/A
End of period	$15.55	$17.61	$16.05	$12.46	$10.89	$12.01	$9.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$14.72	$15.14	$13.12	$11.69	$12.94	$11.88	$8.94	$15.61	$14.66	$12.33
End of period	$13.99	$14.72	$15.14	$13.12	$11.69	$12.94	$11.88	$8.94	$15.61	$14.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.98	$19.80	$15.60	$14.93	$16.31	$13.67	$10.09	$17.05	$18.05	$16.25
End of period	$18.50	$20.98	$19.80	$15.60	$14.93	$16.31	$13.67	$10.09	$17.05	$18.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$20.68	$19.75	$14.58	$12.77	$13.35	$10.91	$8.34	$14.27	$13.22	$11.90
End of period	$19.70	$20.68	$19.75	$14.58	$12.77	$13.35	$10.91	$8.34	$14.27	$13.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.09	$14.76	$15.78	$15.70	$14.73	$14.15	$14.07	$13.62	$13.20	$13.18
End of period	$14.70	$15.09	$14.76	$15.78	$15.70	$14.73	$14.15	$14.07	$13.62	$13.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.36	$8.53	$6.60	$5.39	$6.38	$5.80	$5.04	$10.53	$13.15	$11.42
End of period	$8.97	$9.36	$8.53	$6.60	$5.39	$6.38	$5.80	$5.04	$10.53	$13.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.98	$16.46	$12.05	$10.48	$9.74	$9.67	$8.24	$11.07	$10.61	$10.30
End of period	$20.65	$19.98	$16.46	$12.05	$10.48	$9.74	$9.67	$8.24	$11.07	$10.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.68	$7.42	$6.06	$5.62	$5.81	$5.35	$3.37	$6.13	$5.52	$5.21
End of period	$8.79	$8.68	$7.42	$6.06	$5.62	$5.81	$5.35	$3.37	$6.13	$5.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.04	$15.22	$12.43	$10.63	$11.94	$10.67	$7.89	$13.76	$13.35	$11.77
End of period	$15.14	$15.04	$15.22	$12.43	$10.63	$11.94	$10.67	$7.89	$13.76	$13.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	228	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.82	$15.26	$14.54	$12.84	$12.65	$11.28	$7.95	$11.84	$12.35	$11.52
End of period	$13.38	$14.82	$15.26	$14.54	$12.84	$12.65	$11.28	$7.95	$11.84	$12.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	246	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$15.76	$15.38	$12.94	$11.57	$12.31	$10.93	$8.80	$14.04	$13.32	$12.03
End of period	$15.25	$15.76	$15.38	$12.94	$11.57	$12.31	$10.93	$8.80	$14.04	$13.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,112	—	—

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.85	$12.74	$11.90	$11.06	$11.31	$10.47	$9.10	$11.92	$11.41	$10.65
End of period	$12.32	$12.85	$12.74	$11.90	$11.06	$11.31	$10.47	$9.10	$11.92	$11.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$14.83	$14.63	$13.02	$11.80	$12.33	$11.23	$9.38	$13.34	$12.66	$11.63
End of period	$14.27	$14.83	$14.63	$13.02	$11.80	$12.33	$11.23	$9.38	$13.34	$12.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	478	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$57.63	$52.67	$39.78	$36.12	$37.79	$30.47	$21.40	$37.17	$32.70	$31.57
End of period	$59.51	$57.63	$52.67	$39.78	$36.12	$37.79	$30.47	$21.40	$37.17	$32.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	91	—	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$8.83	$9.11	$9.39	$9.68	$9.98	$10.29	$10.60	$10.69	$10.53	$10.39
End of period	$8.57	$8.83	$9.11	$9.39	$9.68	$9.98	$10.29	$10.60	$10.69	$10.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2015

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Institutional Alt 65 Fund	CG - Multi-Strategy Income Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund	Curian Dynamic Risk Advantage - Diversified Fund
Assets
Investments, at fair value (a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—	—	—	—
Net assets (Note 7)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

(a) Investments in Funds, shares outstanding	—	—	—	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

See notes to financial statements.

1

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian/Aberdeen Latin America Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/ CenterSquare International Real Estate Securities Fund	Curian/PineBridge Merger Arbitrage Fund	Curian/Schroder Emerging Europe Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund	JG - Alt 100 Fund
Assets
Investments, at fair value (a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$25,072,467
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—	—	—	32,496
Investment Division units sold	—	—	—	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—	—	—	25,104,963

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—	—	—	31,767
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—	—	—	729
Total liabilities	—	—	—	—	—	—	—	—	—	32,496
Net assets (Note 7)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$25,072,467

(a) Investments in Funds, shares outstanding	—	—	—	—	—	—	—	—	—	2,475,071
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$26,319,406

See notes to financial statements.

2

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Assets
Investments, at fair value (a)	$10,739,462	$5,301,233	$—	$5,593,817	$17,411,809	$3,609,428	$11,982,384	$30,299,882	$47,720,471	$622,026
Receivables:
Investments in Fund shares sold	6,745	148	—	161	50,074	108	356	869	4,396	18
Investment Division units sold	—	—	—	—	12,000	—	20,186	5	10,000	—
Total assets	10,746,207	5,301,381	—	5,593,978	17,473,883	3,609,536	12,002,926	30,300,756	47,734,867	622,044

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	12,000	—	20,186	5	10,000	—
Investment Division units redeemed	6,426	—	—	—	49,594	—	30	—	3,026	—
Insurance fees due to Jackson
of New York	319	148	—	161	480	108	326	869	1,370	18
Total liabilities	6,745	148	—	161	62,074	108	20,542	874	14,396	18
Net assets (Note 7)	$10,739,462	$5,301,233	$—	$5,593,817	$17,411,809	$3,609,428	$11,982,384	$30,299,882	$47,720,471	$622,026

(a) Investments in Funds, shares outstanding	1,021,833	458,584	—	585,740	1,604,775	392,329	1,021,516	2,676,668	4,164,090	75,672
Investments in Funds, at cost	$11,115,737	$5,813,906	$—	$5,858,591	$17,952,180	$3,862,140	$12,719,263	$31,663,415	$49,671,775	$737,956

See notes to financial statements.

3

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets
Investments, at fair value (a)	$6,361,678	$9,705,437	$15,584,892	$5,205,752	$14,176,311	$1,416,691	$3,620,314	$2,123,884	$28,617,910	$1,374,225
Receivables:
Investments in Fund shares sold	197	272	687	1,746	401	41	103	61	17,822	39
Investment Division units sold	—	5,534	25,251	10,255	13,322	8	8,880	4,857	109,639	7,669
Total assets	6,361,875	9,711,243	15,610,830	5,217,753	14,190,034	1,416,740	3,629,297	2,128,802	28,745,371	1,381,933

Liabilities
Payables:
Investments in Fund shares purchased	—	5,534	25,251	10,255	13,322	8	8,880	4,857	109,639	7,669
Investment Division units redeemed	8	—	253	1,598	—	—	—	—	16,829	—
Insurance fees due to Jackson
of New York	189	272	434	148	401	41	103	61	993	39
Total liabilities	197	5,806	25,938	12,001	13,723	49	8,983	4,918	127,461	7,708
Net assets (Note 7)	$6,361,678	$9,705,437	$15,584,892	$5,205,752	$14,176,311	$1,416,691	$3,620,314	$2,123,884	$28,617,910	$1,374,225

(a) Investments in Funds, shares outstanding	581,506	804,763	1,335,466	444,936	920,540	970,336	380,685	255,890	2,687,128	144,049
Investments in Funds, at cost	$6,366,982	$9,848,520	$15,371,382	$5,180,053	$13,441,284	$2,802,131	$3,891,380	$3,007,402	$28,735,688	$1,424,938

See notes to financial statements.

4

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Assets
Investments, at fair value (a)	$2,756,329	$11,650,678	$—	$3,035,813	$768,731	$736,098	$434,460	$9,103,915	$4,736,600	$514,221
Receivables:
Investments in Fund shares sold	79	32,789	—	93	22	25	13	275	144	14
Investment Division units sold	487	—	—	—	—	—	—	—	684	7,980
Total assets	2,756,895	11,683,467	—	3,035,906	768,753	736,123	434,473	9,104,190	4,737,428	522,215

Liabilities
Payables:
Investments in Fund shares purchased	487	—	—	—	—	—	—	—	684	7,980
Investment Division units redeemed	—	32,454	—	4	—	3	—	13	8	—
Insurance fees due to Jackson
of New York	79	335	—	89	22	22	13	262	136	14
Total liabilities	566	32,789	—	93	22	25	13	275	828	7,994
Net assets (Note 7)	$2,756,329	$11,650,678	$—	$3,035,813	$768,731	$736,098	$434,460	$9,103,915	$4,736,600	$514,221

(a) Investments in Funds, shares outstanding	251,720	1,005,235	—	256,187	873,558	72,593	74,907	932,778	446,008	57,199
Investments in Funds, at cost	$2,963,280	$11,771,504	$—	$3,069,285	$1,684,524	$727,360	$544,212	$9,800,666	$4,847,288	$563,549

See notes to financial statements.

5

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Assets
Investments, at fair value (a)	$15,980,153	$12,552,153	$861,264	$1,398,394	$779,268	$17,691,195	$48,060,489	$84,073,110	$99,288,919	$76,881,590
Receivables:
Investments in Fund shares sold	477	359	25	44	21	1,038	142,226	244,145	7,202	7,356
Investment Division units sold	39,800	—	—	—	—	11,498	16	377,053	75,405	300,119
Total assets	16,020,430	12,552,512	861,289	1,398,438	779,289	17,703,731	48,202,731	84,694,308	99,371,526	77,189,065

Liabilities
Payables:
Investments in Fund shares purchased	39,800	—	—	—	—	11,498	16	377,053	75,405	300,119
Investment Division units redeemed	13	—	—	4	—	348	140,203	240,622	3,036	4,156
Insurance fees due to Jackson
of New York	464	359	25	40	21	690	2,023	3,523	4,166	3,200
Total liabilities	40,277	359	25	44	21	12,536	142,242	621,198	82,607	307,475
Net assets (Note 7)	$15,980,153	$12,552,153	$861,264	$1,398,394	$779,268	$17,691,195	$48,060,489	$84,073,110	$99,288,919	$76,881,590

(a) Investments in Funds, shares outstanding	1,345,131	916,216	77,382	449,645	70,714	1,246,737	4,854,595	7,533,433	9,340,444	5,460,340
Investments in Funds, at cost	$15,787,537	$12,315,225	$871,342	2,148,430	$761,612	$19,553,422	$49,466,208	$83,592,621	$99,027,239	$82,531,787

See notes to financial statements.

6

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Assets
Investments, at fair value (a)	$84,507,579	$111,008,977	$469,267	$70,079,382	$38,892,744	$2,234,158	$64,398,326	$132,010,723	$24,591,815	$28,735,416
Receivables:
Investments in Fund shares sold	189,751	87,315	13	8,984	21,996	65	158,591	11,151	5,451	5,786
Investment Division units sold	—	3,781	—	38,880	1,005	8,000	79,531	35,878	4,787	3,226
Total assets	84,697,330	111,100,073	469,280	70,127,246	38,915,745	2,242,223	64,636,448	132,057,752	24,602,053	28,744,428

Liabilities
Payables:
Investments in Fund shares purchased	—	3,781	—	38,880	1,005	8,000	79,531	35,878	4,787	3,226
Investment Division units redeemed	186,101	82,560	—	5,962	20,407	—	155,837	5,436	4,395	4,560
Insurance fees due to Jackson
of New York	3,650	4,755	13	3,022	1,589	65	2,754	5,715	1,056	1,226
Total liabilities	189,751	91,096	13	47,864	23,001	8,065	238,122	47,029	10,238	9,012
Net assets (Note 7)	$84,507,579	$111,008,977	$469,267	$70,079,382	$38,892,744	$2,234,158	$64,398,326	$132,010,723	$24,591,815	$28,735,416

(a) Investments in Funds, shares outstanding	5,868,582	7,460,281	49,035	3,148,220	3,024,319	226,129	5,371,003	8,235,229	2,484,022	2,198,578
Investments in Funds, at cost	$91,185,909	$117,915,446	$479,517	$78,390,271	$42,108,644	$2,330,644	$64,728,700	$121,551,876	$26,777,903	$27,760,973

See notes to financial statements.

7

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Assets
Investments, at fair value (a)	$169,248,318	$43,553,425	$53,202,035	$37,689,730	$13,833,058	$170,802,051	$63,322,988	$42,216,454	$1,854,697	$52,588,939
Receivables:
Investments in Fund shares sold	23,424	330,641	8,832	5,579	476	206,575	51,899	6,213	52	80,779
Investment Division units sold	291,610	34,122	20,388	16,249	59,740	94,946	254,307	19,008	1,546	19,596
Total assets	169,563,352	43,918,188	53,231,255	37,711,558	13,893,274	171,103,572	63,629,194	42,241,675	1,856,295	52,689,314

Liabilities
Payables:
Investments in Fund shares purchased	291,610	34,122	20,388	16,249	59,740	94,946	254,307	19,008	1,546	19,596
Investment Division units redeemed	16,636	328,785	6,609	3,942	69	199,689	49,219	4,482	—	78,740
Insurance fees due to Jackson
of New York	6,788	1,856	2,223	1,637	407	6,886	2,680	1,731	52	2,039
Total liabilities	315,034	364,763	29,220	21,828	60,216	301,521	306,206	25,221	1,598	100,375
Net assets (Note 7)	$169,248,318	$43,553,425	$53,202,035	$37,689,730	$13,833,058	$170,802,051	$63,322,988	$42,216,454	$1,854,697	$52,588,939

(a) Investments in Funds, shares outstanding	10,307,449	3,456,621	4,578,488	3,861,653	1,429,035	15,291,142	2,244,700	5,814,939	177,483	4,471,849
Investments in Funds, at cost	$154,333,783	$43,550,284	$54,901,650	$43,093,702	$14,923,369	$179,967,071	$59,410,487	$57,403,337	$1,825,641	$67,377,410

See notes to financial statements.

8

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Assets
Investments, at fair value (a)	$21,514,549	$15,940,459	$34,217,641	$38,575,740	$590,287	$10,764,453	$28,450,266	$85,001,487	$28,794,910	$42,800,015
Receivables:
Investments in Fund shares sold	2,513	22,272	24,079	5,487	16	913	30,072	7,732	3,554	21,906
Investment Division units sold	—	79,906	24,886	4,829	13,321	13,585	23,018	34,201	197,877	14,583
Total assets	21,517,062	16,042,637	34,266,606	38,586,056	603,624	10,778,951	28,503,356	85,043,420	28,996,341	42,836,504

Liabilities
Payables:
Investments in Fund shares purchased	—	79,906	24,886	4,829	13,321	13,585	23,018	34,201	197,877	14,583
Investment Division units redeemed	1,595	21,604	22,641	3,949	—	464	28,869	4,125	2,347	20,237
Insurance fees due to Jackson
of New York	918	668	1,438	1,538	16	449	1,203	3,607	1,207	1,669
Total liabilities	2,513	102,178	48,965	10,316	13,337	14,498	53,090	41,933	201,431	36,489
Net assets (Note 7)	$21,514,549	$15,940,459	$34,217,641	$38,575,740	$590,287	$10,764,453	$28,450,266	$85,001,487	$28,794,910	$42,800,015

(a) Investments in Funds, shares outstanding	2,076,694	498,139	5,009,903	3,618,737	53,711	1,719,561	3,839,442	7,713,384	2,885,261	4,262,950
Investments in Funds, at cost	$21,056,309	$13,158,935	$38,773,633	$37,125,267	$587,412	$13,164,638	$29,194,485	$78,222,988	$29,555,015	$49,382,236
See notes to financial statements.

9

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Assets
Investments, at fair value (a)	$141,626,365	$31,890,312	$43,429,825	$60,731,682	$9,817,111	$65,900,270	$37,637,011	$883,304	$72,202,743	$49,732,034
Receivables:
Investments in Fund shares sold	613,669	26,452	4,259	25,685	4,785	4,907	112,051	24	223,348	25,639
Investment Division units sold	126,114	27,273	7,871	105,906	1,084	117,752	148,744	—	61,515	38,943
Total assets	142,366,148	31,944,037	43,441,955	60,863,273	9,822,980	66,022,929	37,897,806	883,328	72,487,606	49,796,616

Liabilities
Payables:
Investments in Fund shares purchased	126,114	27,273	7,871	105,906	1,084	117,752	148,744	—	61,515	38,943
Investment Division units redeemed	607,878	25,127	2,435	23,087	4,403	2,121	110,451	—	220,387	23,641
Insurance fees due to Jackson
of New York	5,791	1,325	1,824	2,598	382	2,786	1,600	24	2,961	1,998
Total liabilities	739,783	53,725	12,130	131,591	5,869	122,659	260,795	24	284,863	64,582
Net assets (Note 7)	$141,626,365	$31,890,312	$43,429,825	$60,731,682	$9,817,111	$65,900,270	$37,637,011	$883,304	$72,202,743	$49,732,034

(a) Investments in Funds, shares outstanding	13,631,027	3,447,601	4,047,514	5,230,980	1,070,568	6,886,131	3,472,049	99,696	7,382,694	4,059,758
Investments in Funds, at cost	$153,168,153	$33,054,141	$41,505,274	$62,983,877	$13,137,712	$78,830,497	$39,741,001	$910,897	$76,769,532	$48,752,093

See notes to financial statements.

10

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A
Assets
Investments, at fair value (a)	$49,986,949	$24,975,776	$77,052,024	$98,689,540	$73,188,957	$48,574,758	$25,690,202	$39,426,431	$48,479,388	$—
Receivables:
Investments in Fund shares sold	41,665	3,867	15,169	62,680	29,063	23,081	30,768	153,758	36,545	—
Investment Division units sold	22,500	544	88,496	9,673	73,211	32,739	7,503	—	13,944	—
Total assets	50,051,114	24,980,187	77,155,689	98,761,893	73,291,231	48,630,578	25,728,473	39,580,189	48,529,877	—

Liabilities
Payables:
Investments in Fund shares purchased	22,500	544	88,496	9,673	73,211	32,739	7,503	—	13,944	—
Investment Division units redeemed	39,547	2,790	12,037	58,530	26,149	21,043	29,745	152,099	34,546	—
Insurance fees due to Jackson
of New York	2,118	1,077	3,132	4,150	2,914	2,038	1,023	1,659	1,999	—
Total liabilities	64,165	4,411	103,665	72,353	102,274	55,820	38,271	153,758	50,489	—
Net assets (Note 7)	$49,986,949	$24,975,776	$77,052,024	$98,689,540	$73,188,957	$48,574,758	$25,690,202	$39,426,431	$48,479,388	$—

(a) Investments in Funds, shares outstanding	3,585,864	1,742,901	4,085,473	8,515,060	2,486,883	3,691,091	3,327,746	3,712,470	4,215,599	—
Investments in Funds, at cost	$52,109,972	$23,561,617	$77,931,005	$112,423,005	$75,068,738	50,056,094	$34,908,566	$34,356,242	$50,174,071	$—

See notes to financial statements.

11

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Assets
Investments, at fair value (a)	$30,412,177	$31,682,759	$—	$71,785,206	$73,404,755	$16,986,964	$112,335,304	$306,396,708	$88,287,528	$3,030,984
Receivables:
Investments in Fund shares sold	2,145	37,302	—	5,121	57,849	37,715	41,769	260,340	40,093	88
Investment Division units sold	5,025	31,069	—	—	78,469	28,589	95,060	199,822	125,854	—
Total assets	30,419,347	31,751,130	—	71,790,327	73,541,073	17,053,268	112,472,133	306,856,870	88,453,475	3,031,072

Liabilities
Payables:
Investments in Fund shares purchased	5,025	31,069	—	—	78,469	28,589	95,060	199,822	125,854	—
Investment Division units redeemed	895	36,021	—	2,020	54,818	37,035	37,146	247,790	36,478	—
Insurance fees due to Jackson
of New York	1,250	1,281	—	3,101	3,031	680	4,623	12,550	3,615	88
Total liabilities	7,170	68,371	—	5,121	136,318	66,304	136,829	460,162	165,947	88
Net assets (Note 7)	$30,412,177	$31,682,759	$—	$71,785,206	$73,404,755	$16,986,964	$112,335,304	$306,396,708	$88,287,528	$3,030,984

(a) Investments in Funds, shares outstanding	3,773,223	2,673,651	—	6,335,852	5,757,236	1,249,961	6,604,074	18,248,762	6,005,954	275,795
Investments in Funds, at cost	$37,340,253	$35,245,555	$—	$66,540,411	$78,025,909	$18,127,106	$116,575,093	$272,500,138	$93,259,541	$3,028,708

See notes to financial statements.

12

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Assets
Investments, at fair value (a)	$19,204,010	$1,230,982	$7,804,193	$10,795,902	$33,381,709	$343,244	$83,341,353	$75,850,423	$224,765,707	$76,164,446
Receivables:
Investments in Fund shares sold	55,652	30,376	228	781	85,126	10	28,155	6,038	30,698	8,260
Investment Division units sold	1,800	—	—	747	40,000	—	251,656	18,816	16,563	9,850
Total assets	19,261,462	1,261,358	7,804,421	10,797,430	33,506,835	343,254	83,621,164	75,875,277	224,812,968	76,182,556

Liabilities
Payables:
Investments in Fund shares purchased	1,800	—	—	747	40,000	—	251,656	18,816	16,563	9,850
Investment Division units redeemed	55,092	30,339	—	315	83,723	—	24,620	2,880	21,348	5,344
Insurance fees due to Jackson
of New York	560	37	228	466	1,403	10	3,535	3,158	9,350	2,916
Total liabilities	57,452	30,376	228	1,528	125,126	10	279,811	24,854	47,261	18,110
Net assets (Note 7)	$19,204,010	$1,230,982	$7,804,193	$10,795,902	$33,381,709	$343,244	$83,341,353	$75,850,423	$224,765,707	$76,164,446

(a) Investments in Funds, shares outstanding	1,873,562	124,973	781,983	910,278	3,197,482	40,429	5,856,736	7,787,518	18,668,248	7,533,575
Investments in Funds, at cost	$20,210,374	$1,293,009	8,288,436	$11,468,999	$34,542,231	$352,498	$78,265,350	$90,631,329	$238,865,744	$81,476,042

See notes to financial statements.

13

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Assets
Investments, at fair value (a)	$88,964,977	$18,513,633	$27,058,898	$8,505,461	$25,382,520	$409,477,965	$63,578,540	$188,179,469	$1,737,991	$59,765,284
Receivables:
Investments in Fund shares sold	24,372	16,137	2,051	8,756	58,939	147,225	4,505	19,682	50	3,945
Investment Division units sold	29,302	4,958	20,663	1,469	13,321	297,355	52,315	87,698	—	7,057
Total assets	89,018,651	18,534,728	27,081,612	8,515,686	25,454,780	409,922,545	63,635,360	188,286,849	1,738,041	59,776,286

Liabilities
Payables:
Investments in Fund shares purchased	29,302	4,958	20,663	1,469	13,321	297,355	52,315	87,698	—	7,057
Investment Division units redeemed	20,765	15,415	920	8,400	58,044	130,779	1,907	11,763	—	1,463
Insurance fees due to Jackson
of New York	3,607	722	1,131	356	895	16,446	2,598	7,919	50	2,482
Total liabilities	53,674	21,095	22,714	10,225	72,260	444,580	56,820	107,380	50	11,002
Net assets (Note 7)	$88,964,977	$18,513,633	$27,058,898	$8,505,461	$25,382,520	$409,477,965	$63,578,540	$188,179,469	$1,737,991	$59,765,284

(a) Investments in Funds, shares outstanding	15,445,308	1,493,035	2,673,804	482,442	2,633,042	25,528,551	4,141,924	13,355,534	189,118	4,843,216
Investments in Funds, at cost	$107,462,525	$21,039,048	$30,768,953	$7,687,909	$28,408,891	$422,553,241	$68,642,109	$186,904,423	$1,863,285	$73,375,002

See notes to financial statements.

14

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Assets
Investments, at fair value (a)	$135,511,885	$142,096,615	$339,937,172	$280,866,529	$443,578,374	$11,122,098	$30,621,414	$3,732,815	$259,476,449	$199,715,670
Receivables:
Investments in Fund shares sold	454,318	29,906	156,569	468,826	188,437	650	6,674	16,857	154,444	104,875
Investment Division units sold	3,028,661	—	182,591	40,341	480,340	4,171	3,938	—	249,525	251,071
Total assets	138,994,864	142,126,521	340,276,332	281,375,696	444,247,151	11,126,919	30,632,026	3,749,672	259,880,418	200,071,616

Liabilities
Payables:
Investments in Fund shares purchased	3,028,661	—	182,591	40,341	480,340	4,171	3,938	—	249,525	251,071
Investment Division units redeemed	448,480	23,804	142,121	456,922	169,845	216	5,408	16,751	143,726	96,386
Insurance fees due to Jackson
of New York	5,838	6,102	14,448	11,904	18,592	434	1,266	106	10,718	8,489
Total liabilities	3,482,979	29,906	339,160	509,167	668,777	4,821	10,612	16,857	403,969	355,946
Net assets (Note 7)	$135,511,885	$142,096,615	$339,937,172	$280,866,529	$443,578,374	$11,122,098	$30,621,414	$3,732,815	$259,476,449	$199,715,670

(a) Investments in Funds, shares outstanding	7,971,287	11,880,988	23,109,257	21,358,671	30,976,143	1,106,676	2,545,421	390,054	7,547,308	5,273,717
Investments in Funds, at cost	$125,006,049	$137,561,968	$292,832,838	$259,173,342	$395,095,238	$12,217,036	$35,985,060	$3,780,812	$232,916,545	$185,948,418

See notes to financial statements.

15

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Assets
Investments, at fair value (a)	$58,280,176	$103,768,516	$33,498	$228,922,894	$70,791,043	$44,306,037	$—	$11,240,043	$60,046,937	$52,079,564
Receivables:
Investments in Fund shares sold	4,800	48,570	1	288,026	353,954	8,833	—	2,193	143,478	5,177
Investment Division units sold	12,650	23,683	—	245,315	246,027	8,122	—	—	151,345	25,656
Total assets	58,297,626	103,840,769	33,499	229,456,235	71,391,024	44,322,992	—	11,242,236	60,341,760	52,110,397

Liabilities
Payables:
Investments in Fund shares purchased	12,650	23,683	—	245,315	246,027	8,122	—	—	151,345	25,656
Investment Division units redeemed	2,451	44,095	—	278,841	351,229	6,936	—	1,716	140,991	3,045
Insurance fees due to Jackson
of New York	2,349	4,475	1	9,185	2,725	1,897	—	477	2,487	2,132
Total liabilities	17,450	72,253	1	533,341	599,981	16,955	—	2,193	294,823	30,833
Net assets (Note 7)	$58,280,176	$103,768,516	$33,498	$228,922,894	$70,791,043	$44,306,037	$—	$11,240,043	$60,046,937	$52,079,564

(a) Investments in Funds, shares outstanding	5,940,895	6,707,726	3,530	10,990,057	70,791,043	2,154,963	—	2,520,189	3,360,209	4,993,247
Investments in Funds, at cost	$59,284,039	$100,108,849	$34,599	$222,749,764	$70,791,043	$44,528,441	$—	$10,914,475	$58,783,640	$50,452,126

See notes to financial statements.

16

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2015

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Value Line 30 Fund - A	JNL/PPM America Total Return Fund - A
Assets
Investments, at fair value (a)	$210,768,138	$239,192,074	$—	$50,365,696	$73,657,215	$29,558,413	$15,745,548	$105,648,234	$—	$4,717,236
Receivables:
Investments in Fund shares sold	54,929	211,358	—	7,237	87,902	47,493	928	24,526	—	318
Investment Division units sold	588,037	1,064	—	41,253	44,644	2,697	710	84,786	—	20,000
Total assets	211,411,104	239,404,496	—	50,414,186	73,789,761	29,608,603	15,747,186	105,757,546	—	4,737,554

Liabilities
Payables:
Investments in Fund shares purchased	588,037	1,064	—	41,253	44,644	2,697	710	84,786	—	20,000
Investment Division units redeemed	46,303	200,935	—	5,192	84,823	46,234	289	20,032	—	115
Insurance fees due to Jackson
of New York	8,626	10,423	—	2,045	3,079	1,259	639	4,494	—	203
Total liabilities	642,966	212,422	—	48,490	132,546	50,190	1,638	109,312	—	20,318
Net assets (Note 7)	$210,768,138	$239,192,074	$—	$50,365,696	$73,657,215	$29,558,413	$15,745,548	$105,648,234	$—	$4,717,236

(a) Investments in Funds, shares outstanding	8,229,916	19,196,796	—	2,660,628	3,343,496	3,653,697	2,168,808	10,129,265	—	412,707
Investments in Funds, at cost	$191,218,657	$212,916,140	$—	$52,362,760	$98,104,332	$42,812,997	$22,543,200	$100,111,928	$—	$4,812,862

See notes to financial statements.

17

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	CG - Alt 100 Conservative Fund (a)	CG - Alt 100 Growth Fund (a)	CG - International Conservative Fund (a)	CG - International Growth Fund (a)	CG - International Moderate Fund (a)	CG - Institutional Alt 65 Fund (a)	CG - Multi-Strategy Income Fund (a)	CG - Tactical Maximum Growth Fund (a)	CG - Tactical Moderate Growth Fund (a)	Curian Dynamic Risk Advantage - Diversified Fund (a)
Investment income
Dividends	$25,981	$63,709	$1,590	$5,757	$8,094	$96,863	$30,554	$96,773	$154,298	$50,595

Expenses
Asset-based charges (Note 3)	7,327	12,703	948	1,354	2,548	19,063	7,160	20,816	46,202	33,335
Total expenses	7,327	12,703	948	1,354	2,548	19,063	7,160	20,816	46,202	33,335
Net investment income (loss)	18,654	51,006	642	4,403	5,546	77,800	23,394	75,957	108,096	17,260

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	27,731	78,206	1,727	10,156	12,081	300,440	12,556	314,740	394,630	551,880
Investments	36,352	(21,800)	(12,332)	(6,920)	(25,761)	99,353	(6,769)	245,137	706,977	84,623
Net change in unrealized appreciation
(depreciation) on investments	(14,601)	11,806	11,009	16,070	28,192	(261,167)	5,350	(326,444)	(484,109)	(392,618)
Net realized and unrealized gain (loss)	49,482	68,212	404	19,306	14,512	138,626	11,137	233,433	617,498	243,885

Net increase (decrease) in net assets
from operations	$68,136	$119,218	$1,046	$23,709	$20,058	$216,426	$34,531	$309,390	$725,594	$261,145
(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

18

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund (a)	Curian Dynamic Risk Advantage - Income Fund (a)	Curian/Aberdeen Latin America Fund (a)	Curian/Ashmore Emerging Market Small Cap Equity Fund (a)	Curian/Baring International Fixed Income Fund (a)	Curian/ CenterSquare International Real Estate Securities Fund (a)	Curian/PineBridge Merger Arbitrage Fund (a)	Curian/Schroder Emerging Europe Fund (a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (a)	JG - Alt 100 Fund
Investment income
Dividends	$—	$188,899	$20	$664	$—	$3,233	$—	$—	$36,772	$279,619

Expenses
Asset-based charges (Note 3)	10,214	25,937	534	992	1,440	1,438	15,629	1,015	3,559	254,086
Total expenses	10,214	25,937	534	992	1,440	1,438	15,629	1,015	3,559	254,086
Net investment income (loss)	(10,214)	162,962	(514)	(328)	(1,440)	1,795	(15,629)	(1,015)	33,213	25,533

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	100,464	—	1,314	188	—	69,023	—	9,173	422,748
Investments	(58,681)	164,192	(36,061)	15,449	(31,802)	1,958	(87,577)	(55,768)	(70,038)	19,914
Net change in unrealized appreciation
(depreciation) on investments	167,411	(313,136)	30,168	18,266	20,669	20,440	24,257	84,085	40,185	(1,437,545)
Net realized and unrealized gain (loss)	108,730	(48,480)	(5,893)	35,029	(10,945)	22,398	5,703	28,317	(20,680)	(994,883)

Net increase (decrease) in net assets
from operations	$98,516	$114,482	$(6,407)	$34,701	$(12,385)	$24,193	$(9,926)	$27,302	$12,533	$(969,350)
(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

19

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund (a)	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Investment income
Dividends	$122,241	$122,308	$92,835	$63,602	$225,969	$36,404	$137,534	$456,851	$544,474	$4,572

Expenses
Asset-based charges (Note 3)	105,324	55,016	64,259	54,541	137,982	41,832	105,094	290,842	430,673	5,853
Total expenses	105,324	55,016	64,259	54,541	137,982	41,832	105,094	290,842	430,673	5,853
Net investment income (loss)	16,917	67,292	28,576	9,061	87,987	(5,428)	32,440	166,009	113,801	(1,281)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	117,700	482,562	159,867	4,724	372,536	44,162	352,753	662,817	811,372	18,959
Investments	120	33,913	(575,654)	(28,138)	43,412	(16,312)	18,157	36,025	63,341	(10,763)
Net change in unrealized appreciation
(depreciation) on investments	(415,725)	(703,934)	(307,372)	(191,677)	(860,710)	(223,641)	(1,090,098)	(1,665,939)	(2,839,968)	(96,570)
Net realized and unrealized gain (loss)	(297,905)	(187,459)	(723,159)	(215,091)	(444,762)	(195,791)	(719,188)	(967,097)	(1,965,255)	(88,374)

Net increase (decrease) in net assets
from operations	$(280,988)	$(120,167)	$(694,583)	$(206,030)	$(356,775)	$(201,219)	$(686,748)	$(801,088)	$(1,851,454)	$(89,655)
(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

20

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Investment income
Dividends	$62,058	$87,490	$134,541	$15,512	$59,681	$545,318	$179,941	$—	$315,958	$80,791

Expenses
Asset-based charges (Note 3)	61,290	78,793	126,868	35,980	109,113	15,769	32,337	24,608	150,750	12,350
Total expenses	61,290	78,793	126,868	35,980	109,113	15,769	32,337	24,608	150,750	12,350
Net investment income (loss)	768	8,697	7,673	(20,468)	(49,432)	529,549	147,604	(24,608)	165,208	68,441

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	44,119	159,942	195,073	91,753	307,556	670,835	26,024	793,723	—	—
Investments	49,121	14,525	46,067	19,874	228,092	(56,413)	(2,287)	(27,180)	98,170	13,850
Net change in unrealized appreciation
(depreciation) on investments	(142,218)	(343,497)	(422,501)	(18,281)	(26,312)	(1,346,388)	(273,113)	(876,583)	(271,159)	(83,454)
Net realized and unrealized gain (loss)	(48,978)	(169,030)	(181,361)	93,346	509,336	(731,966)	(249,376)	(110,040)	(172,989)	(69,604)

Net increase (decrease) in net assets
from operations	$(48,210)	$(160,333)	$(173,688)	$72,878	$459,904	$(202,417)	$(101,772)	$(134,648)	$(7,781)	$(1,163)

See notes to financial statements.

21

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund (a)	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Investment income
Dividends	$49,003	$214,797	$61,436	$17,108	$144,376	$13,406	$—	$103,117	$87,501	$21,442

Expenses
Asset-based charges (Note 3)	30,465	113,311	12,906	17,389	8,454	7,797	3,031	92,451	39,931	6,783
Total expenses	30,465	113,311	12,906	17,389	8,454	7,797	3,031	92,451	39,931	6,783
Net investment income (loss)	18,538	101,486	48,530	(281)	135,922	5,609	(3,031)	10,666	47,570	14,659

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	23,083	144,148	732,576	—	535,125	10	—	—	—	—
Investments	(15,948)	116,349	(1,890,537)	19,903	(77,164)	954	(6,023)	(62,921)	28,280	(18,500)
Net change in unrealized appreciation
(depreciation) on investments	(207,152)	(874,180)	705,246	(34,646)	(734,723)	(1,237)	(89,042)	(449,293)	(187,768)	(27,409)
Net realized and unrealized gain (loss)	(200,017)	(613,683)	(452,715)	(14,743)	(276,762)	(273)	(95,065)	(512,214)	(159,488)	(45,909)

Net increase (decrease) in net assets
from operations	$(181,479)	$(512,197)	$(404,185)	$(15,024)	$(140,840)	$5,336	$(98,096)	$(501,548)	$(111,918)	$(31,250)

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

22

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Investment income
Dividends	$2,260	$61,299	$1,579	$51,035	$186	$339,946	$1,185,179	$2,037,058	$2,461,948	$1,865,010

Expenses
Asset-based charges (Note 3)	79,600	71,266	7,897	14,557	6,455	263,650	740,200	1,263,095	1,517,543	1,220,056
Total expenses	79,600	71,266	7,897	14,557	6,455	263,650	740,200	1,263,095	1,517,543	1,220,056
Net investment income (loss)	(77,340)	(9,967)	(6,318)	36,478	(6,269)	76,296	444,979	773,963	944,405	644,954

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	26,269	327,161	2,958	—	—	1,104,750	2,007,782	1,947,188	3,299,206	6,711,190
Investments	53,591	158,209	4,276	(175,099)	2,062	(14,052)	939,213	1,379,510	1,503,460	1,278,183
Net change in unrealized appreciation
(depreciation) on investments	105,212	(118,467)	(23,861)	(304,814)	23,935	(1,955,642)	(5,427,292)	(6,836,675)	(9,437,312)	(11,552,080)
Net realized and unrealized gain (loss)	185,072	366,903	(16,627)	(479,913)	25,997	(864,944)	(2,480,297)	(3,509,977)	(4,634,646)	(3,562,707)

Net increase (decrease) in net assets
from operations	$107,732	$356,936	$(22,945)	$(443,435)	$19,728	$(788,648)	$(2,035,318)	$(2,736,014)	$(3,690,241)	$(2,917,753)

See notes to financial statements.

23

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Investment income
Dividends	$2,088,864	$2,714,148	$—	$—	$137,857	$—	$669,975	$3,324,648	$337,199	$—

Expenses
Asset-based charges (Note 3)	1,421,792	1,869,188	1,872	1,176,036	649,698	25,362	817,360	2,154,679	402,991	425,685
Total expenses	1,421,792	1,869,188	1,872	1,176,036	649,698	25,362	817,360	2,154,679	402,991	425,685
Net investment income (loss)	667,072	844,960	(1,872)	(1,176,036)	(511,841)	(25,362)	(147,385)	1,169,969	(65,792)	(425,685)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	6,855,939	7,178,149	—	10,289,092	2,487,058	26,342	980,442	308,341	229,045	532,343
Investments	906,191	1,332,957	(568)	1,388,638	1,096,028	(4,440)	359,021	5,717,514	(260,495)	965,067
Net change in unrealized appreciation
(depreciation) on investments	(11,862,016)	(13,502,131)	(10,250)	(15,311,562)	(7,661,098)	(89,250)	(2,613,619)	(13,891,684)	(1,425,250)	(2,218,560)
Net realized and unrealized gain (loss)	(4,099,886)	(4,991,025)	(10,818)	(3,633,832)	(4,078,012)	(67,348)	(1,274,156)	(7,865,829)	(1,456,700)	(721,150)

Net increase (decrease) in net assets
from operations	$(3,432,814)	$(4,146,065)	$(12,690)	$(4,809,868)	$(4,589,853)	$(92,710)	$(1,421,541)	$(6,695,860)	$(1,522,492)	$(1,146,835)

(a) Commencement of operations April 27, 2015.

See notes to financial statements.

24

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Investment income
Dividends	$1,175,321	$415,425	$422,115	$321,258	$1,099,625	$3,448,979	$—	$229,441	$—	$1,055,639

Expenses
Asset-based charges (Note 3)	2,171,108	569,689	727,314	581,953	120,694	2,397,759	771,645	712,342	6,923	863,659
Total expenses	2,171,108	569,689	727,314	581,953	120,694	2,397,759	771,645	712,342	6,923	863,659
Net investment income (loss)	(995,787)	(154,264)	(305,199)	(260,695)	978,931	1,051,220	(771,645)	(482,901)	(6,923)	191,980

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	5,568,267	928,918	88,158	3,317,180	—	9,174,643	3,372,595	—	—	2,106,806
Investments	4,394,310	426,490	467,296	(228,029)	(44,548)	843,686	1,536,204	(2,112,701)	4,189	(2,009,999)
Net change in unrealized appreciation
(depreciation) on investments	(10,357,351)	(2,025,428)	(4,099,892)	(4,833,222)	(1,271,319)	(16,113,632)	(2,688,866)	(10,332,919)	29,390	(13,266,361)
Net realized and unrealized gain (loss)	(394,774)	(670,020)	(3,544,438)	(1,744,071)	(1,315,867)	(6,095,303)	2,219,933	(12,445,620)	33,579	(13,169,554)

Net increase (decrease) in net assets
from operations	$(1,390,561)	$(824,284)	$(3,849,637)	$(2,004,766)	$(336,936)	$(5,044,083)	$1,448,288	$(12,928,521)	$26,656	$(12,977,574)

See notes to financial statements.

25

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Investment income
Dividends	$166,818	$137,611	$1,170,111	$328,061	$—	$253,592	$305,240	$1,471,857	$708,758	$3,721,654

Expenses
Asset-based charges (Note 3)	352,230	237,455	535,865	524,036	501	184,222	529,497	1,452,122	463,878	611,429
Total expenses	352,230	237,455	535,865	524,036	501	184,222	529,497	1,452,122	463,878	611,429
Net investment income (loss)	(185,412)	(99,844)	634,246	(195,975)	(501)	69,370	(224,257)	19,735	244,880	3,110,225

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,266,364	—	—	1,358,580	—	295,934	23,362	145,237	781,982	122,627
Investments	520,258	648,609	(262,027)	859,112	1,521	(122,632)	898,653	3,065,010	517,443	(498,895)
Net change in unrealized appreciation
(depreciation) on investments	(2,288,147)	(473,118)	(2,406,899)	(3,392,836)	2,875	(2,542,597)	(2,960,943)	(10,253,351)	(3,955,748)	(5,218,644)
Net realized and unrealized gain (loss)	(501,525)	175,491	(2,668,926)	(1,175,144)	4,396	(2,369,295)	(2,038,928)	(7,043,104)	(2,656,323)	(5,594,912)

Net increase (decrease) in net assets
from operations	$(686,937)	$75,647	$(2,034,680)	$(1,371,119)	$3,895	$(2,299,925)	$(2,263,185)	$(7,023,369)	$(2,411,443)	$(2,484,687)
(a) Commencement of operations September 28, 2015.

See notes to financial statements.

26

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Investment income
Dividends	$6,353,950	$264,724	$1,540,829	$1,286,374	$—	$402,024	$—	$—	$2,074,873	$937,416

Expenses
Asset-based charges (Note 3)	2,258,678	436,718	697,885	1,010,106	164,606	1,012,424	562,556	3,153	1,081,056	735,342
Total expenses	2,258,678	436,718	697,885	1,010,106	164,606	1,012,424	562,556	3,153	1,081,056	735,342
Net investment income (loss)	4,095,272	(171,994)	842,944	276,268	(164,606)	(610,400)	(562,556)	(3,153)	993,817	202,074

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,820,909	1,997,999	—	—	5,942,242	3,175,746	—	4,376,000	—
Investments	470,789	356,514	1,549,611	(401,724)	(1,035,626)	(293,706)	495,356	(759)	953,815	690,527
Net change in unrealized appreciation
(depreciation) on investments	(18,288,864)	(1,682,709)	(7,183,695)	(624,351)	(422,412)	(12,190,143)	(4,337,251)	(27,593)	(8,531,652)	(2,950,431)
Net realized and unrealized gain (loss)	(17,818,075)	494,714	(3,636,085)	(1,026,075)	(1,458,038)	(6,541,607)	(666,149)	(28,352)	(3,201,837)	(2,259,904)

Net increase (decrease) in net assets
from operations	$(13,722,803)	$322,720	$(2,793,141)	$(749,807)	$(1,622,644)	$(7,152,007)	$(1,228,705)	$(31,505)	$(2,208,020)	$(2,057,830)
(a) Commencement of operations April 27, 2015.

See notes to financial statements.

27

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a)
Investment income
Dividends	$—	$91,238	$—	$777,440	$—	$1,040,961	$935,613	$820,208	$946,066	$19,126

Expenses
Asset-based charges (Note 3)	686,775	415,689	997,358	1,751,513	931,738	692,615	448,446	630,560	693,450	53,681
Total expenses	686,775	415,689	997,358	1,751,513	931,738	692,615	448,446	630,560	693,450	53,681
Net investment income (loss)	(686,775)	(324,451)	(997,358)	(974,073)	(931,738)	348,346	487,167	189,648	252,616	(34,555)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	5,096,975	747,160	4,451,663	5,777,807	7,676,874	—	303,327	1,003,204	140,698	1,073,201
Investments	261,939	917,054	1,314,930	(201,138)	1,999,816	(114,552)	(893,206)	1,623,730	(107,396)	(1,903,854)
Net change in unrealized appreciation
(depreciation) on investments	(3,218,166)	(4,249,768)	(8,100,735)	(16,748,640)	(9,162,907)	(803,553)	(6,374,630)	(4,283,966)	(1,087,851)	399,848
Net realized and unrealized gain (loss)	2,140,748	(2,585,554)	(2,334,142)	(11,171,971)	513,783	(918,105)	(6,964,509)	(1,657,032)	(1,054,549)	(430,805)

Net increase (decrease) in net assets
from operations	$1,453,973	$(2,910,005)	$(3,331,500)	$(12,146,044)	$(417,955)	$(569,759)	$(6,477,342)	$(1,467,384)	$(801,933)	$(465,360)

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

28

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (a)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Investment income
Dividends	$520,410	$503,803	$—	$1,332,551	$1,649,274	$316,552	$1,008,238	$4,258,536	$558,746	$40,822

Expenses
Asset-based charges (Note 3)	457,038	371,603	12,706	1,166,256	1,054,760	194,278	1,550,496	4,215,615	1,267,711	32,356
Total expenses	457,038	371,603	12,706	1,166,256	1,054,760	194,278	1,550,496	4,215,615	1,267,711	32,356
Net investment income (loss)	63,372	132,200	(12,706)	166,295	594,514	122,274	(542,258)	42,921	(708,965)	8,466

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	665,586	—	2,659,471	—	519,843	7,927,848	4,018,895	9,832,534	16,397
Investments	(805,744)	(461,210)	(130,292)	1,901,823	146,482	21,394	2,546,412	11,661,498	2,104,273	56,235
Net change in unrealized appreciation
(depreciation) on investments	(4,857,938)	(2,301,161)	400,438	(7,115,106)	(3,441,548)	(796,280)	(14,686,799)	(17,356,941)	(16,701,569)	(305,764)
Net realized and unrealized gain (loss)	(5,663,682)	(2,096,785)	270,146	(2,553,812)	(3,295,066)	(255,043)	(4,212,539)	(1,676,548)	(4,764,762)	(233,132)

Net increase (decrease) in net assets
from operations	$(5,600,310)	$(1,964,585)	$257,440	$(2,387,517)	$(2,700,552)	$(132,769)	$(4,754,797)	$(1,633,627)	$(5,473,727)	$(224,666)
(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

29

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A (a)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Investment income
Dividends	$—	$—	$—	$—	$472,719	$—	$677,425	$2,981,780	$6,766,854	$2,943,087

Expenses
Asset-based charges (Note 3)	156,308	6,616	63,637	146,222	541,748	1,142	1,139,063	1,230,473	3,573,143	1,061,757
Total expenses	156,308	6,616	63,637	146,222	541,748	1,142	1,139,063	1,230,473	3,573,143	1,061,757
Net investment income (loss)	(156,308)	(6,616)	(63,637)	(146,222)	(69,029)	(1,142)	(461,638)	1,751,307	3,193,711	1,881,330

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	454,689	516,648	—	2,044,122	—	4,285,743	—
Investments	(121,083)	(5,602)	(127,931)	43,954	85,677	(13,452)	1,861,134	(2,751,704)	(542,851)	(414,418)
Net change in unrealized appreciation
(depreciation) on investments	(1,052,058)	(62,785)	(492,997)	(1,085,957)	(1,625,639)	(9,254)	(2,965,792)	(2,707,121)	(9,581,852)	(3,680,783)
Net realized and unrealized gain (loss)	(1,173,141)	(68,387)	(620,928)	(587,314)	(1,023,314)	(22,706)	939,464	(5,458,825)	(5,838,960)	(4,095,201)

Net increase (decrease) in net assets
from operations	$(1,329,449)	$(75,003)	$(684,565)	$(733,536)	$(1,092,343)	$(23,848)	$477,826	$(3,707,518)	$(2,645,249)	$(2,213,871)

(a) Commencement of operations April 27, 2015.

See notes to financial statements.

30

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Investment income
Dividends	$6,001,692	$139,140	$143,556	$—	$1,536,860	$19,616,359	$438,336	$4,579,214	$11,781	$736,072

Expenses
Asset-based charges (Note 3)	1,583,355	269,352	302,584	141,528	342,893	5,373,094	825,129	2,849,546	10,918	1,024,755
Total expenses	1,583,355	269,352	302,584	141,528	342,893	5,373,094	825,129	2,849,546	10,918	1,024,755
Net investment income (loss)	4,418,337	(130,212)	(159,028)	(141,528)	1,193,967	14,243,265	(386,793)	1,729,668	863	(288,683)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	203,839	2,437,855	1,739,124	—	1,335,694	15,628,489	5,832,213	10,812,192	—	7,911,508
Investments	(3,473,624)	354,353	(84,893)	495,216	177,177	6,815,943	1,543,205	3,460,642	(6,180)	(115,395)
Net change in unrealized appreciation
(depreciation) on investments	(9,948,750)	(4,520,066)	(3,570,629)	(1,292,095)	(3,182,136)	(61,301,159)	(7,724,310)	(17,627,664)	(125,176)	(18,541,796)
Net realized and unrealized gain (loss)	(13,218,535)	(1,727,858)	(1,916,398)	(796,879)	(1,669,265)	(38,856,727)	(348,892)	(3,354,830)	(131,356)	(10,745,683)

Net increase (decrease) in net assets
from operations	$(8,800,198)	$(1,858,070)	$(2,075,426)	$(938,407)	$(475,298)	$(24,613,462)	$(735,685)	$(1,625,162)	$(130,493)	$(11,034,366)

See notes to financial statements.

31

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Investment income
Dividends	$—	$—	$—	$—	$—	$14,401	$463,108	$—	$—	$—

Expenses
Asset-based charges (Note 3)	2,215,047	2,270,725	5,425,513	4,473,414	6,989,908	108,799	524,798	27,989	3,127,828	2,873,733
Total expenses	2,215,047	2,270,725	5,425,513	4,473,414	6,989,908	108,799	524,798	27,989	3,127,828	2,873,733
Net investment income (loss)	(2,215,047)	(2,270,725)	(5,425,513)	(4,473,414)	(6,989,908)	(94,398)	(61,690)	(27,989)	(3,127,828)	(2,873,733)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	141,430	3,846,969	—	16,508,293	16,738,559
Investments	3,306,843	1,920,158	10,699,516	5,326,520	10,409,508	(16,134)	(333,466)	(10,603)	7,230,729	6,431,344
Net change in unrealized appreciation
(depreciation) on investments	(3,724,607)	(4,116,823)	(11,449,843)	(8,475,227)	(13,755,967)	(1,288,075)	(6,758,450)	(16,747)	(4,867,297)	(12,646,178)
Net realized and unrealized gain (loss)	(417,764)	(2,196,665)	(750,327)	(3,148,707)	(3,346,459)	(1,162,779)	(3,244,947)	(27,350)	18,871,725	10,523,725

Net increase (decrease) in net assets
from operations	$(2,632,811)	$(4,467,390)	$(6,175,840)	$(7,622,121)	$(10,336,367)	$(1,257,177)	$(3,306,637)	$(55,339)	$15,743,897	$7,649,992

See notes to financial statements.

32

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Investment income
Dividends	540,147	$832,732	$—	$2,754,103	$572	$667,366	$1,133,874	$429,393	$213,051	$541,803

Expenses
Asset-based charges (Note 3)	771,763	1,577,422	142	3,454,499	968,991	699,920	443,437	185,111	607,535	682,945
Total expenses	771,763	1,577,422	142	3,454,499	968,991	699,920	443,437	185,111	607,535	682,945
Net investment income (loss)	(231,616)	(744,690)	(142)	(700,396)	(968,419)	(32,554)	690,437	244,282	(394,484)	(141,142)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	7,990,642	—	9,177,696	286	4,817,449	7,742,042	364,219	3,677,058	2,463,786
Investments	(144,580)	3,228,052	(38)	6,307,983	—	1,251,136	(8,825,806)	228,876	1,424,485	1,686,513
Net change in unrealized appreciation
(depreciation) on investments	(287,038)	(13,910,085)	(1,101)	(20,672,311)	—	(8,135,839)	(2,554,284)	(699,412)	(3,774,342)	(5,450,290)
Net realized and unrealized gain (loss)	(431,618)	(2,691,391)	(1,139)	(5,186,632)	286	(2,067,254)	(3,638,048)	(106,317)	1,327,201	(1,299,991)

Net increase (decrease) in net assets
from operations	$(663,234)	$(3,436,081)	$(1,281)	$(5,887,028)	$(968,133)	$(2,099,808)	$(2,947,611)	$137,965	$932,717	$(1,441,133)

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

33

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2015

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (b)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)
Investment income
Dividends	854,764	$6,662,771	$—	$273,053	$1,284,168	$393,490	$482,877	$548,834	$—	$104,781

Expenses
Asset-based charges (Note 3)	2,845,628	4,014,073	175,100	736,521	1,203,574	374,924	285,309	1,407,034	147,257	23,675
Total expenses	2,845,628	4,014,073	175,100	736,521	1,203,574	374,924	285,309	1,407,034	147,257	23,675
Net investment income (loss)	(1,990,864)	2,648,698	(175,100)	(463,468)	80,594	18,566	197,568	(858,200)	(147,257)	81,106

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	7,646,337	—	—	6,188,150	2,176,598	10,748,963	6,960,272	6,638,680	—	2,203
Investments	7,831,899	10,297,765	8,746,432	1,712,017	(2,855,055)	(550,034)	(1,100,305)	3,960,099	2,854,716	(59,673)
Net change in unrealized appreciation
(depreciation) on investments	(9,616,941)	(25,734,763)	(7,327,861)	(7,320,852)	(21,264,453)	(13,570,570)	(7,309,524)	(7,478,686)	(2,804,046)	(95,626)
Net realized and unrealized gain (loss)	5,861,295	(15,436,998)	1,418,571	579,315	(21,942,910)	(3,371,641)	(1,449,557)	3,120,093	50,670	(153,096)

Net increase (decrease) in net assets
from operations	$3,870,431	$(12,788,300)	$1,243,471	$115,847	$(21,862,316)	$(3,353,075)	$(1,251,989)	$2,261,893	$(96,587)	$(71,990)

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

34

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	CG - Alt 100 Conservative Fund (a)	CG - Alt 100 Growth Fund (a)	CG - International Conservative Fund (a)	CG - International Growth Fund (a)	CG - International Moderate Fund (a)	CG - Institutional Alt 65 Fund (a)	CG - Multi-Strategy Income Fund (a)	CG - Tactical Maximum Growth Fund (a)	CG - Tactical Moderate Growth Fund (a)	Curian Dynamic Risk Advantage - Diversified Fund (a)
Operations
Net investment income (loss)	$18,654	$51,006	$642	$4,403	$5,546	$77,800	$23,394	$75,957	$108,096	$17,260
Net realized gain (loss) on investments	64,083	56,406	(10,605)	3,236	(13,680)	399,793	5,787	559,877	1,101,607	636,503
Net change in unrealized appreciation
(depreciation) on investments	(14,601)	11,806	11,009	16,070	28,192	(261,167)	5,350	(326,444)	(484,109)	(392,618)
Net increase (decrease) in net assets
from operations	68,136	119,218	1,046	23,709	20,058	216,426	34,531	309,390	725,594	261,145

Contract transactions [1]
Purchase payments (Note 4)	252,974	105,167	34,233	194,214	11,905	66,370	104,843	601,969	152,048	772,853
Surrenders and terminations	(24,196)	(39,093)	(1,067)	(3)	(3,812)	(121,657)	(114,025)	(349,848)	(92,008)	(294,188)
Transfers between Investment Divisions	(2,433,792)	(4,048,633)	(297,858)	(565,295)	(763,461)	(6,021,889)	(2,088,202)	(7,023,041)	(14,175,219)	(10,212,063)
Contract owner charges (Note 3)	(1,084)	(318)	(36)	(10)	(220)	(466)	(34)	(469)	(817)	(1,374)
Net increase (decrease) in net assets from
contract transactions	(2,206,098)	(3,982,877)	(264,728)	(371,094)	(755,588)	(6,077,642)	(2,097,418)	(6,771,389)	(14,115,996)	(9,734,772)

Net increase (decrease) in net assets	(2,137,962)	(3,863,659)	(263,682)	(347,385)	(735,530)	(5,861,216)	(2,062,887)	(6,461,999)	(13,390,402)	(9,473,627)

Net assets beginning of period	2,137,962	3,863,659	263,682	347,385	735,530	5,861,216	2,062,887	6,461,999	13,390,402	9,473,627

Net assets end of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1] Contract unit transactions
Units Outstanding at December 31, 2014	214,616	377,864	27,954	35,843	77,296	519,527	211,864	541,673	1,136,336	900,750

Units Issued	31,906	14,200	4,521	35,759	3,859	9,372	19,559	61,295	14,069	106,567
Units Redeemed	(246,522)	(392,064)	(32,475)	(71,602)	(81,155)	(528,899)	(231,423)	(602,968)	(1,150,405)	(1,007,317)

Units Outstanding at December 31, 2015	—	—	—	—	—	—	—	—	—	—
(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

35

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund (a)	Curian Dynamic Risk Advantage - Income Fund (a)	Curian/Aberdeen Latin America Fund (a)	Curian/Ashmore Emerging Market Small Cap Equity Fund (a)	Curian/Baring International Fixed Income Fund (a)	Curian/ CenterSquare International Real Estate Securities Fund (a)	Curian/PineBridge Merger Arbitrage Fund (a)	Curian/Schroder Emerging Europe Fund (a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (a)	JG - Alt 100 Fund
Operations
Net investment income (loss)	$(10,214)	$162,962	$(514)	$(328)	$(1,440)	$1,795	$(15,629)	$(1,015)	$33,213	$25,533
Net realized gain (loss) on investments	(58,681)	264,656	(36,061)	16,763	(31,614)	1,958	(18,554)	(55,768)	(60,865)	442,662
Net change in unrealized appreciation
(depreciation) on investments	167,411	(313,136)	30,168	18,266	20,669	20,440	24,257	84,085	40,185	(1,437,545)
Net increase (decrease) in net assets
from operations	98,516	114,482	(6,407)	34,701	(12,385)	24,193	(9,926)	27,302	12,533	(969,350)

Contract transactions [1]
Purchase payments (Note 4)	67,132	181,656	22,061	16,150	109,046	50,631	102,231	34,977	36,931	2,809,496
Surrenders and terminations	(14,368)	(112,610)	(8,259)	(1,180)	(7,043)	(8,485)	(53,427)	(1,282)	(6,275)	(637,002)
Transfers between Investment Divisions	(3,222,923)	(7,837,006)	(164,435)	(295,516)	(503,774)	(448,955)	(4,860,633)	(377,685)	(1,115,640)	4,490,856
Contract owner charges (Note 3)	(345)	(542)	(2)	(2)	(17)	(120)	(322)	(14)	(25)	(7,638)
Net increase (decrease) in net assets from
contract transactions	(3,170,504)	(7,768,502)	(150,635)	(280,548)	(401,788)	(406,929)	(4,812,151)	(344,004)	(1,085,009)	6,655,712

Net increase (decrease) in net assets	(3,071,988)	(7,654,020)	(157,042)	(245,847)	(414,173)	(382,736)	(4,822,077)	(316,702)	(1,072,476)	5,686,362

Net assets beginning of period	3,071,988	7,654,020	157,042	245,847	414,173	382,736	4,822,077	316,702	1,072,476	19,386,105

Net assets end of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$25,072,467

[1] Contract unit transactions
Units Outstanding at December 31, 2014	340,613	693,625	22,702	26,618	45,004	41,419	495,304	42,563	114,640	1,839,948

Units Issued	9,688	37,122	6,778	5,413	17,753	8,895	21,031	8,285	8,193	1,060,887
Units Redeemed	(350,301)	(730,747)	(29,480)	(32,031)	(62,757)	(50,314)	(516,335)	(50,848)	(122,833)	(454,827)

Units Outstanding at December 31, 2015	—	—	—	—	—	—	—	—	—	2,446,008
(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

36

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund (a)	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Operations
Net investment income (loss)	$16,917	$67,292	$28,576	$9,061	$87,987	$(5,428)	$32,440	$166,009	$113,801	$(1,281)
Net realized gain (loss) on investments	117,820	516,475	(415,787)	(23,414)	415,948	27,850	370,910	698,842	874,713	8,196
Net change in unrealized appreciation
(depreciation) on investments	(415,725)	(703,934)	(307,372)	(191,677)	(860,710)	(223,641)	(1,090,098)	(1,665,939)	(2,839,968)	(96,570)
Net increase (decrease) in net assets
from operations	(280,988)	(120,167)	(694,583)	(206,030)	(356,775)	(201,219)	(686,748)	(801,088)	(1,851,454)	(89,655)

Contract transactions [1]
Purchase payments (Note 4)	3,587,732	719,580	1,157,141	931,763	5,650,682	807,592	816,793	7,741,386	11,411,546	460,783
Surrenders and terminations	(524,705)	(108,110)	(208,964)	(487,067)	(341,569)	(171,429)	(255,242)	(1,312,766)	(1,569,768)	(16,821)
Transfers between Investment Divisions	194,546	(296,989)	(8,283,632)	1,428,644	2,253,304	(493,365)	6,145,831	1,026,220	12,321,847	(101,461)
Contract owner charges (Note 3)	(5,232)	(2,757)	(524)	(1,301)	(10,842)	(2,089)	(5,422)	(17,101)	(20,938)	(437)
Net increase (decrease) in net assets from
contract transactions	3,252,341	311,724	(7,335,979)	1,872,039	7,551,575	140,709	6,701,960	7,437,739	22,142,687	342,064

Net increase (decrease) in net assets	2,971,353	191,557	(8,030,562)	1,666,009	7,194,800	(60,510)	6,015,212	6,636,651	20,291,233	252,409

Net assets beginning of period	7,768,109	5,109,676	8,030,562	3,927,808	10,217,009	3,669,938	5,967,172	23,663,231	27,429,238	369,617

Net assets end of period	$10,739,462	$5,301,233	$—	$5,593,817	$17,411,809	$3,609,428	$11,982,384	$30,299,882	$47,720,471	$622,026

[1] Contract unit transactions
Units Outstanding at December 31, 2014	722,090	380,265	621,975	400,635	912,047	375,866	477,961	1,991,913	2,307,502	38,665

Units Issued	470,685	68,638	190,582	333,012	770,185	92,317	631,659	874,456	2,204,981	51,276
Units Redeemed	(166,723)	(45,361)	(812,557)	(144,915)	(100,370)	(79,211)	(127,669)	(254,509)	(400,148)	(15,710)

Units Outstanding at December 31, 2015	1,026,052	403,542	—	588,732	1,581,862	388,972	981,951	2,611,860	4,112,335	74,231
(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

37

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$768	$8,697	$7,673	$(20,468)	$(49,432)	$529,549	$147,604	$(24,608)	$165,208	$68,441
Net realized gain (loss) on investments	93,240	174,467	241,140	111,627	535,648	614,422	23,737	766,543	98,170	13,850
Net change in unrealized appreciation
(depreciation) on investments	(142,218)	(343,497)	(422,501)	(18,281)	(26,312)	(1,346,388)	(273,113)	(876,583)	(271,159)	(83,454)
Net increase (decrease) in net assets
from operations	(48,210)	(160,333)	(173,688)	72,878	459,904	(202,417)	(101,772)	(134,648)	(7,781)	(1,163)

Contract transactions [1]
Purchase payments (Note 4)	1,460,917	3,406,643	5,308,429	2,744,632	6,231,686	433,099	790,415	351,467	10,163,087	652,908
Surrenders and terminations	(689,815)	(269,029)	(280,877)	(211,680)	(449,922)	(78,148)	(212,317)	(218,932)	(988,436)	(89,250)
Transfers between Investment Divisions	255,092	(90,540)	83,577	687,087	40,050	199,986	939,933	(363,203)	10,767,180	(91,508)
Contract owner charges (Note 3)	(1,350)	(8,190)	(3,309)	(1,038)	(1,713)	(279)	(1,027)	(3,654)	(18,374)	(440)
Net increase (decrease) in net assets from
contract transactions	1,024,844	3,038,884	5,107,820	3,219,001	5,820,101	554,658	1,517,004	(234,322)	19,923,457	471,710

Net increase (decrease) in net assets	976,634	2,878,551	4,934,132	3,291,879	6,280,005	352,241	1,415,232	(368,970)	19,915,676	470,547

Net assets beginning of period	5,385,044	6,826,886	10,650,760	1,913,873	7,896,306	1,064,450	2,205,082	2,492,854	8,702,234	903,678

Net assets end of period	$6,361,678	$9,705,437	$15,584,892	$5,205,752	$14,176,311	$1,416,691	$3,620,314	$2,123,884	$28,617,910	$1,374,225

[1] Contract unit transactions
Units Outstanding at December 31, 2014	480,060	534,300	875,916	172,794	545,207	99,361	219,530	172,312	828,603	92,240

Units Issued	221,677	340,511	478,989	347,055	540,332	84,602	238,631	57,235	2,458,406	104,500
Units Redeemed	(130,071)	(107,565)	(61,457)	(74,490)	(156,697)	(34,933)	(88,947)	(73,583)	(565,891)	(57,786)

Units Outstanding at December 31, 2015	571,666	767,246	1,293,448	445,359	928,842	149,030	369,214	155,964	2,721,118	138,954

See notes to financial statements.

38

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund (a)	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Operations
Net investment income (loss)	$18,538	$101,486	$48,530	$(281)	$135,922	$5,609	$(3,031)	$10,666	$47,570	$14,659
Net realized gain (loss) on investments	7,135	260,497	(1,157,961)	19,903	457,961	964	(6,023)	(62,921)	28,280	(18,500)
Net change in unrealized appreciation
(depreciation) on investments	(207,152)	(874,180)	705,246	(34,646)	(734,723)	(1,237)	(89,042)	(449,293)	(187,768)	(27,409)
Net increase (decrease) in net assets
from operations	(181,479)	(512,197)	(404,185)	(15,024)	(140,840)	5,336	(98,096)	(501,548)	(111,918)	(31,250)

Contract transactions [1]
Purchase payments (Note 4)	312,536	3,856,178	590,440	1,156,009	185,666	167,977	292,791	949,827	2,204,849	242,821
Surrenders and terminations	(103,416)	(490,872)	(45,279)	(12,121)	(14,546)	(19,932)	(9,985)	(420,454)	(189,108)	(173,046)
Transfers between Investment Divisions	(218,283)	39,598	(1,717,592)	1,014,772	(17,601)	(160,886)	123,642	2,945,945	235,009	(159)
Contract owner charges (Note 3)	(463)	(4,125)	(612)	(110)	(139)	(387)	(45)	(2,997)	(1,511)	(359)
Net increase (decrease) in net assets from
contract transactions	(9,626)	3,400,779	(1,173,043)	2,158,550	153,380	(13,228)	406,403	3,472,321	2,249,239	69,257

Net increase (decrease) in net assets	(191,105)	2,888,582	(1,577,228)	2,143,526	12,540	(7,892)	308,307	2,970,773	2,137,321	38,007

Net assets beginning of period	2,947,434	8,762,096	1,577,228	892,287	756,191	743,990	126,153	6,133,142	2,599,279	476,214

Net assets end of period	$2,756,329	$11,650,678	$—	$3,035,813	$768,731	$736,098	$434,460	$9,103,915	$4,736,600	$514,221

[1] Contract unit transactions
Units Outstanding at December 31, 2014	216,768	716,307	212,836	79,443	73,689	74,474	16,413	602,745	237,398	48,323

Units Issued	46,721	477,946	162,382	234,196	48,878	23,351	67,049	573,173	336,602	53,800
Units Redeemed	(47,836)	(200,294)	(375,218)	(52,015)	(33,608)	(24,722)	(7,217)	(244,093)	(132,580)	(47,361)

Units Outstanding at December 31, 2015	215,653	993,959	—	261,624	88,959	73,103	76,245	931,825	441,420	54,762

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

39

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Operations
Net investment income (loss)	$(77,340)	$(9,967)	$(6,318)	$36,478	$(6,269)	$76,296	$444,979	$773,963	$944,405	$644,954
Net realized gain (loss) on investments	79,860	485,370	7,234	(175,099)	2,062	1,090,698	2,946,995	3,326,698	4,802,666	7,989,373
Net change in unrealized appreciation
(depreciation) on investments	105,212	(118,467)	(23,861)	(304,814)	23,935	(1,955,642)	(5,427,292)	(6,836,675)	(9,437,312)	(11,552,080)
Net increase (decrease) in net assets
from operations	107,732	356,936	(22,945)	(443,435)	19,728	(788,648)	(2,035,318)	(2,736,014)	(3,690,241)	(2,917,753)

Contract transactions [1]
Purchase payments (Note 4)	5,983,032	1,490,263	289,123	209,478	246,518	528,108	8,400,464	13,499,702	15,004,366	8,496,269
Surrenders and terminations	(577,933)	(243,397)	(25,457)	(29,656)	(13,567)	(1,299,217)	(2,369,683)	(4,007,919)	(3,456,963)	(4,142,702)
Transfers between Investment Divisions	6,927,943	6,600,813	(2,947)	336,953	40,642	3,780,262	(2,469,051)	(1,403,572)	(236,863)	(6,905,212)
Contract owner charges (Note 3)	(978)	(3,253)	(299)	(729)	(42)	(199,268)	(568,048)	(985,209)	(1,193,888)	(961,968)
Net increase (decrease) in net assets from
contract transactions	12,332,064	7,844,426	260,420	516,046	273,551	2,809,885	2,993,682	7,103,002	10,116,652	(3,513,613)

Net increase (decrease) in net assets	12,439,796	8,201,362	237,475	72,611	293,279	2,021,237	958,364	4,366,988	6,426,411	(6,431,366)

Net assets beginning of period	3,540,357	4,350,791	623,789	1,325,783	485,989	15,669,958	47,102,125	79,706,122	92,862,508	83,312,956

Net assets end of period	$15,980,153	$12,552,153	$861,264	$1,398,394	$779,268	$17,691,195	$48,060,489	$84,073,110	$99,288,919	$76,881,590

[1] Contract unit transactions
Units Outstanding at December 31, 2014	304,702	271,982	55,687	307,930	47,184	907,130	4,023,792	6,187,995	7,431,378	5,013,310

Units Issued	1,187,708	695,099	35,232	256,039	30,750	386,907	1,187,923	1,688,084	1,954,468	836,275
Units Redeemed	(162,491)	(160,201)	(12,091)	(116,976)	(5,665)	(244,610)	(930,871)	(1,136,265)	(1,158,085)	(1,045,559)

Units Outstanding at December 31, 2015	1,329,919	806,880	78,828	446,993	72,269	1,049,427	4,280,844	6,739,814	8,227,761	4,804,026

See notes to financial statements.

40

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Operations
Net investment income (loss)	$667,072	$844,960	$(1,872)	$(1,176,036)	$(511,841)	$(25,362)	$(147,385)	$1,169,969	$(65,792)	$(425,685)
Net realized gain (loss) on investments	7,762,130	8,511,106	(568)	11,677,730	3,583,086	21,902	1,339,463	6,025,855	(31,450)	1,497,410
Net change in unrealized appreciation
(depreciation) on investments	(11,862,016)	(13,502,131)	(10,250)	(15,311,562)	(7,661,098)	(89,250)	(2,613,619)	(13,891,684)	(1,425,250)	(2,218,560)
Net increase (decrease) in net assets
from operations	(3,432,814)	(4,146,065)	(12,690)	(4,809,868)	(4,589,853)	(92,710)	(1,421,541)	(6,695,860)	(1,522,492)	(1,146,835)

Contract transactions [1]
Purchase payments (Note 4)	6,162,395	9,634,856	277,342	7,673,263	4,607,782	1,231,980	18,499,839	30,066,372	2,838,104	4,256,620
Surrenders and terminations	(2,434,527)	(6,215,120)	(3,682)	(2,849,612)	(1,498,855)	(23,148)	(1,883,928)	(5,085,103)	(1,171,463)	(1,188,926)
Transfers between Investment Divisions	(10,190,668)	(10,389,642)	208,408	(3,129,266)	(7,028,873)	(457,516)	9,543,512	(12,004,494)	(1,118,281)	3,513,433
Contract owner charges (Note 3)	(1,101,862)	(1,541,570)	(111)	(862,265)	(476,103)	(178)	(608,168)	(1,655,330)	(321,117)	(335,285)
Net increase (decrease) in net assets from
contract transactions	(7,564,662)	(8,511,476)	481,957	832,120	(4,396,049)	751,138	25,551,255	11,321,445	227,243	6,245,842

Net increase (decrease) in net assets	(10,997,476)	(12,657,541)	469,267	(3,977,748)	(8,985,902)	658,428	24,129,714	4,625,585	(1,295,249)	5,099,007

Net assets beginning of period	95,505,055	123,666,518	—	74,057,130	47,878,646	1,575,730	40,268,612	127,385,138	25,887,064	23,636,409

Net assets end of period	$84,507,579	$111,008,977	$469,267	$70,079,382	$38,892,744	$2,234,158	$64,398,326	$132,010,723	$24,591,815	$28,735,416

[1] Contract unit transactions
Units Outstanding at December 31, 2014	5,629,885	7,300,860	—	1,933,406	2,607,545	154,484	3,353,932	7,747,188	2,462,142	1,843,871

Units Issued	691,677	1,081,928	52,131	421,482	593,130	195,181	2,708,702	3,048,585	502,513	992,361
Units Redeemed	(1,146,404)	(1,588,394)	(2,766)	(406,800)	(831,754)	(124,504)	(608,716)	(2,369,232)	(485,462)	(559,112)

Units Outstanding at December 31, 2015	5,175,158	6,794,394	49,365	1,948,088	2,368,921	225,161	5,453,918	8,426,541	2,479,193	2,277,120

(a) Commencement of operations April 27, 2015.
See notes to financial statements.

41

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Operations
Net investment income (loss)	$(995,787)	$(154,264)	$(305,199)	$(260,695)	$978,931	$1,051,220	$(771,645)	$(482,901)	$(6,923)	$191,980
Net realized gain (loss) on investments	9,962,577	1,355,408	555,454	3,089,151	(44,548)	10,018,329	4,908,799	(2,112,701)	4,189	96,807
Net change in unrealized appreciation
(depreciation) on investments	(10,357,351)	(2,025,428)	(4,099,892)	(4,833,222)	(1,271,319)	(16,113,632)	(2,688,866)	(10,332,919)	29,390	(13,266,361)
Net increase (decrease) in net assets
from operations	(1,390,561)	(824,284)	(3,849,637)	(2,004,766)	(336,936)	(5,044,083)	1,448,288	(12,928,521)	26,656	(12,977,574)

Contract transactions [1]
Purchase payments (Note 4)	40,211,689	12,832,676	13,245,248	5,473,519	2,919,356	34,373,014	9,623,029	6,388,621	674,659	12,440,862
Surrenders and terminations	(6,926,739)	(827,213)	(1,714,373)	(1,274,799)	(471,340)	(5,313,560)	(2,637,611)	(1,949,283)	(12,920)	(1,723,680)
Transfers between Investment Divisions	10,602,646	2,902,919	8,518,468	1,505,033	5,147,433	(1,657,445)	15,129,305	3,585,882	893,021	(12,009,825)
Contract owner charges (Note 3)	(1,633,091)	(438,637)	(521,428)	(449,540)	(14,734)	(1,749,752)	(542,027)	(528,051)	(76)	(621,246)
Net increase (decrease) in net assets from
contract transactions	42,254,505	14,469,745	19,527,915	5,254,213	7,580,715	25,652,257	21,572,696	7,497,169	1,554,684	(1,913,889)

Net increase (decrease) in net assets	40,863,944	13,645,461	15,678,278	3,249,447	7,243,779	20,608,174	23,020,984	(5,431,352)	1,581,340	(14,891,463)

Net assets beginning of period	128,384,374	29,907,964	37,523,757	34,440,283	6,589,279	150,193,877	40,302,004	47,647,806	273,357	67,480,402

Net assets end of period	$169,248,318	$43,553,425	$53,202,035	$37,689,730	$13,833,058	$170,802,051	$63,322,988	$42,216,454	$1,854,697	$52,588,939

[1] Contract unit transactions
Units Outstanding at December 31, 2014	7,862,247	2,375,225	3,150,044	3,189,943	584,380	12,596,251	1,069,694	5,143,682	27,802	4,326,408

Units Issued	4,042,077	1,673,572	2,462,262	1,206,793	915,850	4,627,163	760,746	2,184,564	180,343	1,454,811
Units Redeemed	(1,490,917)	(551,767)	(852,521)	(719,825)	(284,764)	(2,502,548)	(258,783)	(1,278,327)	(28,281)	(1,583,861)

Units Outstanding at December 31, 2015	10,413,407	3,497,030	4,759,785	3,676,911	1,215,466	14,720,866	1,571,657	6,049,919	179,864	4,197,358

See notes to financial statements.

42

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Operations
Net investment income (loss)	$(185,412)	$(99,844)	$634,246	$(195,975)	$(501)	$69,370	$(224,257)	$19,735	$244,880	$3,110,225
Net realized gain (loss) on investments	1,786,622	648,609	(262,027)	2,217,692	1,521	173,302	922,015	3,210,247	1,299,425	(376,268)
Net change in unrealized appreciation
(depreciation) on investments	(2,288,147)	(473,118)	(2,406,899)	(3,392,836)	2,875	(2,542,597)	(2,960,943)	(10,253,351)	(3,955,748)	(5,218,644)
Net increase (decrease) in net assets
from operations	(686,937)	75,647	(2,034,680)	(1,371,119)	3,895	(2,299,925)	(2,263,185)	(7,023,369)	(2,411,443)	(2,484,687)

Contract transactions [1]
Purchase payments (Note 4)	1,621,364	1,458,594	4,581,360	6,745,178	86,871	1,321,946	4,303,397	6,951,652	3,441,788	8,803,568
Surrenders and terminations	(1,123,465)	(799,570)	(1,222,423)	(1,180,083)	(540)	(490,539)	(1,332,250)	(6,218,308)	(1,276,973)	(1,538,672)
Transfers between Investment Divisions	(347,984)	960,831	2,104,512	1,968,305	500,061	(122,939)	(3,986,271)	(5,161,259)	(766)	(1,942,856)
Contract owner charges (Note 3)	(225,644)	(168,024)	(384,725)	(367,846)	—	(143,713)	(395,398)	(1,069,863)	(362,448)	(346,305)
Net increase (decrease) in net assets from
contract transactions	(75,729)	1,451,831	5,078,724	7,165,554	586,392	564,755	(1,410,522)	(5,497,778)	1,801,601	4,975,735

Net increase (decrease) in net assets	(762,666)	1,527,478	3,044,044	5,794,435	590,287	(1,735,170)	(3,673,707)	(12,521,147)	(609,842)	2,491,048

Net assets beginning of period	22,277,215	14,412,981	31,173,597	32,781,305	—	12,499,623	32,123,973	97,522,634	29,404,752	40,308,967

Net assets end of period	$21,514,549	$15,940,459	$34,217,641	$38,575,740	$590,287	$10,764,453	$28,450,266	$85,001,487	$28,794,910	$42,800,015

[1] Contract unit transactions
Units Outstanding at December 31, 2014	1,635,697	448,339	2,322,411	1,257,855	—	1,467,921	4,120,006	8,199,052	2,724,106	3,448,182

Units Issued	315,851	117,932	764,188	524,495	57,924	440,766	1,521,322	1,083,603	692,606	1,326,799
Units Redeemed	(327,986)	(81,344)	(407,381)	(259,774)	(4,071)	(370,067)	(1,754,552)	(1,556,482)	(523,123)	(904,238)

Units Outstanding at December 31, 2015	1,623,562	484,927	2,679,218	1,522,576	53,853	1,538,620	3,886,776	7,726,173	2,893,589	3,870,743
(a) Commencement of operations September 28, 2015.

See notes to financial statements.

43

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Operations
Net investment income (loss)	$4,095,272	$(171,994)	$842,944	$276,268	$(164,606)	$(610,400)	$(562,556)	$(3,153)	$993,817	$202,074
Net realized gain (loss) on investments	470,789	2,177,423	3,547,610	(401,724)	(1,035,626)	5,648,536	3,671,102	(759)	5,329,815	690,527
Net change in unrealized appreciation
(depreciation) on investments	(18,288,864)	(1,682,709)	(7,183,695)	(624,351)	(422,412)	(12,190,143)	(4,337,251)	(27,593)	(8,531,652)	(2,950,431)
Net increase (decrease) in net assets
from operations	(13,722,803)	322,720	(2,793,141)	(749,807)	(1,622,644)	(7,152,007)	(1,228,705)	(31,505)	(2,208,020)	(2,057,830)

Contract transactions [1]
Purchase payments (Note 4)	21,325,649	5,271,828	4,202,094	7,280,512	431,004	8,697,594	7,682,919	655,952	14,031,518	9,573,960
Surrenders and terminations	(10,392,374)	(842,616)	(2,566,900)	(3,740,785)	(889,225)	(2,527,148)	(1,257,213)	(998)	(2,799,880)	(1,752,525)
Transfers between Investment Divisions	(7,008,114)	2,750,888	(361,785)	(999,338)	(832,731)	2,982,982	1,836,556	259,857	797,957	605,082
Contract owner charges (Note 3)	(1,628,669)	(305,898)	(542,888)	(608,078)	(118,832)	(751,008)	(419,135)	(2)	(746,493)	(485,788)
Net increase (decrease) in net assets from
contract transactions	2,296,492	6,874,202	730,521	1,932,311	(1,409,784)	8,402,420	7,843,127	914,809	11,283,102	7,940,729

Net increase (decrease) in net assets	(11,426,311)	7,196,922	(2,062,620)	1,182,504	(3,032,428)	1,250,413	6,614,422	883,304	9,075,082	5,882,899

Net assets beginning of period	153,052,676	24,693,390	45,492,445	59,549,178	12,849,539	64,649,857	31,022,589	—	63,127,661	43,849,135

Net assets end of period	$141,626,365	$31,890,312	$43,429,825	$60,731,682	$9,817,111	$65,900,270	$37,637,011	$883,304	$72,202,743	$49,732,034

[1] Contract unit transactions
Units Outstanding at December 31, 2014	10,957,600	2,518,787	3,766,021	2,381,732	1,017,179	3,178,342	2,352,288	—	3,798,781	2,212,763

Units Issued	2,643,472	1,225,363	724,694	973,484	195,229	1,185,591	1,438,081	106,732	1,872,282	943,985
Units Redeemed	(2,508,557)	(568,396)	(664,251)	(898,973)	(315,985)	(756,227)	(854,110)	(6,372)	(1,227,110)	(582,796)

Units Outstanding at December 31, 2015	11,092,515	3,175,754	3,826,464	2,456,243	896,423	3,607,706	2,936,259	100,360	4,443,953	2,573,952
(a) Commencement of operations April 27, 2015.

See notes to financial statements.

44

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a)
Operations
Net investment income (loss)	$(686,775)	$(324,451)	$(997,358)	$(974,073)	$(931,738)	$348,346	$487,167	$189,648	$252,616	$(34,555)
Net realized gain (loss) on investments	5,358,914	1,664,214	5,766,593	5,576,669	9,676,690	(114,552)	(589,879)	2,626,934	33,302	(830,653)
Net change in unrealized appreciation
(depreciation) on investments	(3,218,166)	(4,249,768)	(8,100,735)	(16,748,640)	(9,162,907)	(803,553)	(6,374,630)	(4,283,966)	(1,087,851)	399,848
Net increase (decrease) in net assets
from operations	1,453,973	(2,910,005)	(3,331,500)	(12,146,044)	(417,955)	(569,759)	(6,477,342)	(1,467,384)	(801,933)	(465,360)

Contract transactions [1]
Purchase payments (Note 4)	6,311,167	3,733,875	16,374,347	9,141,523	15,191,017	7,938,980	869,359	2,246,433	9,768,068	1,309,071
Surrenders and terminations	(1,836,707)	(1,181,886)	(2,571,118)	(4,939,542)	(3,266,524)	(3,677,591)	(2,167,732)	(2,662,332)	(2,444,537)	(63,344)
Transfers between Investment Divisions	3,013,046	(294,204)	14,203,641	(17,861,520)	12,024,425	6,582,437	634,931	(1,253,958)	1,573,912	(5,292,365)
Contract owner charges (Note 3)	(462,469)	(266,181)	(679,657)	(1,337,458)	(579,701)	(436,433)	(322,885)	(472,461)	(402,823)	(42,501)
Net increase (decrease) in net assets from
contract transactions	7,025,037	1,991,604	27,327,213	(14,996,997)	23,369,217	10,407,393	(986,327)	(2,142,318)	8,494,620	(4,089,139)

Net increase (decrease) in net assets	8,479,010	(918,401)	23,995,713	(27,143,041)	22,951,262	9,837,634	(7,463,669)	(3,609,702)	7,692,687	(4,554,499)

Net assets beginning of period	41,507,939	25,894,177	53,056,311	125,832,581	50,237,695	38,737,124	33,153,871	43,036,133	40,786,701	4,554,499

Net assets end of period	$49,986,949	$24,975,776	$77,052,024	$98,689,540	$73,188,957	48,574,758	$25,690,202	$39,426,431	$48,479,388	$—

[1] Contract unit transactions
Units Outstanding at December 31, 2014	2,252,804	965,725	2,095,064	9,277,064	1,311,485	1,926,405	2,645,587	3,363,371	2,888,374	312,511

Units Issued	749,477	243,555	1,426,426	1,262,279	909,089	1,232,751	404,914	426,459	1,418,870	137,284
Units Redeemed	(378,192)	(171,704)	(390,484)	(2,411,477)	(370,313)	(734,767)	(501,697)	(590,428)	(829,732)	(449,795)

Units Outstanding at December 31, 2015	2,624,089	1,037,576	3,131,006	8,127,866	1,850,261	2,424,389	2,548,804	3,199,402	3,477,512	—

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

45

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (a)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Operations
Net investment income (loss)	$63,372	$132,200	$(12,706)	$166,295	$594,514	$122,274	$(542,258)	$42,921	$(708,965)	$8,466
Net realized gain (loss) on investments	(805,744)	204,376	(130,292)	4,561,294	146,482	541,237	10,474,260	15,680,393	11,936,807	72,632
Net change in unrealized appreciation
(depreciation) on investments	(4,857,938)	(2,301,161)	400,438	(7,115,106)	(3,441,548)	(796,280)	(14,686,799)	(17,356,941)	(16,701,569)	(305,764)
Net increase (decrease) in net assets
from operations	(5,600,310)	(1,964,585)	257,440	(2,387,517)	(2,700,552)	(132,769)	(4,754,797)	(1,633,627)	(5,473,727)	(224,666)

Contract transactions [1]
Purchase payments (Note 4)	7,221,805	10,060,486	57,188	7,616,576	15,359,984	3,176,400	23,269,809	58,104,175	17,804,744	1,095,542
Surrenders and terminations	(626,203)	(677,342)	(14,545)	(3,038,441)	(3,723,656)	(543,411)	(4,227,741)	(11,962,614)	(4,123,705)	(109,337)
Transfers between Investment Divisions	2,167,766	10,672,140	(3,323,662)	610,202	3,508,792	5,823,379	7,751,167	5,146,587	6,155,443	(870,260)
Contract owner charges (Note 3)	(360,689)	(260,062)	(5,003)	(806,174)	(677,916)	(147,575)	(1,017,756)	(2,955,255)	(789,614)	(899)
Net increase (decrease) in net assets from
contract transactions	8,402,679	19,795,222	(3,286,022)	4,382,163	14,467,204	8,308,793	25,775,479	48,332,893	19,046,868	115,046

Net increase (decrease) in net assets	2,802,369	17,830,637	(3,028,582)	1,994,646	11,766,652	8,176,024	21,020,682	46,699,266	13,573,141	(109,620)

Net assets beginning of period	27,609,808	13,852,122	3,028,582	69,790,560	61,638,103	8,810,940	91,314,622	259,697,442	74,714,387	3,140,604

Net assets end of period	$30,412,177	$31,682,759	$—	$71,785,206	$73,404,755	$16,986,964	$112,335,304	$306,396,708	$88,287,528	$3,030,984

[1] Contract unit transactions
Units Outstanding at December 31, 2014	2,947,475	963,095	314,858	5,342,150	3,631,130	562,137	3,482,334	14,603,665	3,286,182	263,832

Units Issued	1,773,434	1,927,445	18,227	1,157,514	1,997,846	848,789	1,833,941	6,329,703	1,528,426	176,680
Units Redeemed	(831,750)	(611,434)	(333,085)	(845,720)	(1,206,802)	(364,752)	(862,625)	(3,629,379)	(702,170)	(168,459)

Units Outstanding at December 31, 2015	3,889,159	2,279,106	—	5,653,944	4,422,174	1,046,174	4,453,650	17,303,989	4,112,438	272,053
(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

46

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A (a)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Operations
Net investment income (loss)	$(156,308)	$(6,616)	$(63,637)	$(146,222)	$(69,029)	$(1,142)	$(461,638)	$1,751,307	$3,193,711	$1,881,330
Net realized gain (loss) on investments	(121,083)	(5,602)	(127,931)	498,643	602,325	(13,452)	3,905,256	(2,751,704)	3,742,892	(414,418)
Net change in unrealized appreciation
(depreciation) on investments	(1,052,058)	(62,785)	(492,997)	(1,085,957)	(1,625,639)	(9,254)	(2,965,792)	(2,707,121)	(9,581,852)	(3,680,783)
Net increase (decrease) in net assets
from operations	(1,329,449)	(75,003)	(684,565)	(733,536)	(1,092,343)	(23,848)	477,826	(3,707,518)	(2,645,249)	(2,213,871)

Contract transactions [1]
Purchase payments (Note 4)	3,596,588	1,160,064	5,496,635	2,098,337	7,175,131	331,515	10,594,996	7,585,706	23,573,555	13,926,156
Surrenders and terminations	(910,252)	(10,916)	(372,344)	(203,371)	(1,362,116)	(208)	(3,449,804)	(4,411,986)	(16,051,251)	(6,788,009)
Transfers between Investment Divisions	16,005,122	(10,676)	2,686,479	2,661,189	(1,893,241)	35,810	20,168,793	(5,272,465)	(11,983,620)	(6,245,050)
Contract owner charges (Note 3)	(5,859)	(45)	(2,365)	(110,466)	(332,131)	(25)	(795,447)	(880,189)	(2,572,208)	(621,792)
Net increase (decrease) in net assets from
contract transactions	18,685,599	1,138,427	7,808,405	4,445,689	3,587,643	367,092	26,518,538	(2,978,934)	(7,033,524)	271,305

Net increase (decrease) in net assets	17,356,150	1,063,424	7,123,840	3,712,153	2,495,300	343,244	26,996,364	(6,686,452)	(9,678,773)	(1,942,566)

Net assets beginning of period	1,847,860	167,558	680,353	7,083,749	30,886,409	—	56,344,989	82,536,875	234,444,480	78,107,012

Net assets end of period	$19,204,010	$1,230,982	7,804,193	$10,795,902	$33,381,709	$343,244	$83,341,353	$75,850,423	$224,765,707	$76,164,446

[1] Contract unit transactions
Units Outstanding at December 31, 2014	177,553	16,167	65,500	561,572	2,913,725	—	3,057,323	6,085,762	12,021,745	7,273,814

Units Issued	2,096,498	138,935	1,155,395	513,500	1,564,381	57,384	2,029,831	1,162,851	2,189,238	3,026,868
Units Redeemed	(366,850)	(27,890)	(424,835)	(165,943)	(1,240,904)	(16,669)	(671,826)	(1,396,095)	(2,596,515)	(3,010,539)

Units Outstanding at December 31, 2015	1,907,201	127,212	796,060	909,129	3,237,202	40,715	4,415,328	5,852,518	11,614,468	7,290,143

(a) Commencement of operations April 27, 2015.
See notes to financial statements.

47

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Operations
Net investment income (loss)	$4,418,337	$(130,212)	$(159,028)	$(141,528)	$1,193,967	$14,243,265	$(386,793)	$1,729,668	$863	$(288,683)
Net realized gain (loss) on investments	(3,269,785)	2,792,208	1,654,231	495,216	1,512,871	22,444,432	7,375,418	14,272,834	(6,180)	7,796,113
Net change in unrealized appreciation
(depreciation) on investments	(9,948,750)	(4,520,066)	(3,570,629)	(1,292,095)	(3,182,136)	(61,301,159)	(7,724,310)	(17,627,664)	(125,176)	(18,541,796)
Net increase (decrease) in net assets
from operations	(8,800,198)	(1,858,070)	(2,075,426)	(938,407)	(475,298)	(24,613,462)	(735,685)	(1,625,162)	(130,493)	(11,034,366)

Contract transactions [1]
Purchase payments (Note 4)	15,231,802	3,097,132	4,254,437	1,192,667	3,186,572	94,130,828	11,046,361	19,314,204	1,060,996	15,645,685
Surrenders and terminations	(6,152,249)	(859,787)	(453,750)	(404,164)	(951,618)	(12,290,658)	(2,156,523)	(7,820,016)	(8,950)	(1,639,019)
Transfers between Investment Divisions	(17,159,508)	972,919	13,454,102	(946,358)	(1,029,966)	41,879,469	12,760,775	(1,541,508)	674,738	(2,406,715)
Contract owner charges (Note 3)	(953,107)	(203,509)	(246,950)	(88,647)	(172,862)	(3,742,775)	(588,920)	(2,163,282)	(74)	(675,573)
Net increase (decrease) in net assets from
contract transactions	(9,033,062)	3,006,755	17,007,839	(246,502)	1,032,126	119,976,864	21,061,693	7,789,398	1,726,710	10,924,378

Net increase (decrease) in net assets	(17,833,260)	1,148,685	14,932,413	(1,184,909)	556,828	95,363,402	20,326,008	6,164,236	1,596,217	(109,988)

Net assets beginning of period	106,798,237	17,364,948	12,126,485	9,690,370	24,825,692	314,114,563	43,252,532	182,015,233	141,774	59,875,272

Net assets end of period	$88,964,977	$18,513,633	$27,058,898	$8,505,461	$25,382,520	$409,477,965	$63,578,540	$188,179,469	$1,737,991	$59,765,284

[1] Contract unit transactions
Units Outstanding at December 31, 2014	5,575,769	1,046,259	775,362	374,172	1,679,930	15,734,311	2,092,340	10,200,006	15,031	2,719,551

Units Issued	1,769,586	493,826	1,265,488	97,818	402,344	9,412,161	2,033,156	2,823,220	210,477	1,799,187
Units Redeemed	(2,316,503)	(310,276)	(215,634)	(108,940)	(338,898)	(3,236,363)	(1,053,601)	(2,406,644)	(35,189)	(1,330,014)

Units Outstanding at December 31, 2015	5,028,852	1,229,809	1,825,216	363,050	1,743,376	21,910,109	3,071,895	10,616,582	190,319	3,188,724

See notes to financial statements.

48

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Operations
Net investment income (loss)	$(2,215,047)	$(2,270,725)	$(5,425,513)	$(4,473,414)	$(6,989,908)	$(94,398)	$(61,690)	$(27,989)	$(3,127,828)	$(2,873,733)
Net realized gain (loss) on investments	3,306,843	1,920,158	10,699,516	5,326,520	10,409,508	125,296	3,513,503	(10,603)	23,739,022	23,169,903
Net change in unrealized appreciation
(depreciation) on investments	(3,724,607)	(4,116,823)	(11,449,843)	(8,475,227)	(13,755,967)	(1,288,075)	(6,758,450)	(16,747)	(4,867,297)	(12,646,178)
Net increase (decrease) in net assets
from operations	(2,632,811)	(4,467,390)	(6,175,840)	(7,622,121)	(10,336,367)	(1,257,177)	(3,306,637)	(55,339)	15,743,897	7,649,992

Contract transactions [1]
Purchase payments (Note 4)	19,856,095	15,675,234	39,538,384	26,937,856	46,253,223	4,890,566	6,274,428	2,217,587	38,861,743	25,657,823
Surrenders and terminations	(10,191,240)	(12,726,558)	(21,590,040)	(21,279,986)	(27,500,060)	(133,251)	(1,467,425)	(174,403)	(9,230,233)	(9,047,556)
Transfers between Investment Divisions	(5,828,532)	(765,996)	(7,672,149)	(5,403,874)	(14,097,351)	4,225,938	(3,825,893)	(20,790)	47,994,655	14,871,615
Contract owner charges (Note 3)	(1,506,483)	(1,644,590)	(3,946,414)	(3,401,150)	(5,177,194)	(71,937)	(366,398)	(1,111)	(2,060,620)	(2,013,929)
Net increase (decrease) in net assets from
contract transactions	2,329,840	538,090	6,329,781	(3,147,154)	(521,382)	8,911,316	614,712	2,021,283	75,565,545	29,467,953

Net increase (decrease) in net assets	(302,971)	(3,929,300)	153,941	(10,769,275)	(10,857,749)	7,654,139	(2,691,925)	1,965,944	91,309,442	37,117,945

Net assets beginning of period	135,814,856	146,025,915	339,783,231	291,635,804	454,436,123	3,467,959	33,313,339	1,766,871	168,167,007	162,597,725

Net assets end of period	$135,511,885	$142,096,615	$339,937,172	$280,866,529	$443,578,374	$11,122,098	$30,621,414	$3,732,815	$259,476,449	$199,715,670

[1] Contract unit transactions
Units Outstanding at December 31, 2014	6,773,967	10,832,646	16,780,767	19,457,276	23,808,145	306,657	1,800,204	184,982	3,515,558	2,134,282

Units Issued	1,629,696	2,464,562	3,280,645	3,035,750	3,794,374	1,086,213	877,330	315,517	2,094,816	784,678
Units Redeemed	(1,521,790)	(2,421,779)	(2,982,343)	(3,262,784)	(3,865,059)	(276,043)	(861,973)	(103,627)	(703,666)	(434,163)

Units Outstanding at December 31, 2015	6,881,873	10,875,429	17,079,069	19,230,242	23,737,460	1,116,827	1,815,561	396,872	4,906,708	2,484,797

See notes to financial statements.

49

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Operations
Net investment income (loss)	$(231,616)	$(744,690)	$(142)	$(700,396)	$(968,419)	$(32,554)	$690,437	$244,282	$(394,484)	$(141,142)
Net realized gain (loss) on investments	(144,580)	11,218,694	(38)	15,485,679	286	6,068,585	(1,083,764)	593,095	5,101,543	4,150,299
Net change in unrealized appreciation
(depreciation) on investments	(287,038)	(13,910,085)	(1,101)	(20,672,311)	—	(8,135,839)	(2,554,284)	(699,412)	(3,774,342)	(5,450,290)
Net increase (decrease) in net assets
from operations	(663,234)	(3,436,081)	(1,281)	(5,887,028)	(968,133)	(2,099,808)	(2,947,611)	137,965	932,717	(1,441,133)

Contract transactions [1]
Purchase payments (Note 4)	14,635,074	16,706,518	36,912	50,511,134	71,030,701	4,285,933	2,241,803	376,421	11,958,999	10,841,853
Surrenders and terminations	(3,479,171)	(5,009,726)	—	(12,380,704)	(8,303,002)	(2,000,515)	(2,139,712)	(436,065)	(1,540,103)	(2,103,857)
Transfers between Investment Divisions	824,794	(2,274,554)	(2,133)	(15,057,547)	(58,092,261)	501,616	(38,186,479)	(1,006,141)	18,992,390	5,500,855
Contract owner charges (Note 3)	(496,721)	(939,681)	—	(2,435,702)	(543,505)	(462,516)	(300,920)	(124,957)	(409,428)	(508,397)
Net increase (decrease) in net assets from
contract transactions	11,483,976	8,482,557	34,779	20,637,181	4,091,933	2,324,518	(38,385,308)	(1,190,742)	29,001,858	13,730,454

Net increase (decrease) in net assets	10,820,742	5,046,476	33,498	14,750,153	3,123,800	224,710	(41,332,919)	(1,052,777)	29,934,575	12,289,321

Net assets beginning of period	47,459,434	98,722,040	—	214,172,741	67,667,243	44,081,327	41,332,919	12,292,820	30,112,362	39,790,243

Net assets end of period	$58,280,176	$103,768,516	$33,498	$228,922,894	$70,791,043	$44,306,037	$—	$11,240,043	$60,046,937	$52,079,564

[1] Contract unit transactions
Units Outstanding at December 31, 2014	4,599,060	4,005,270	—	5,422,463	5,497,382	1,429,471	1,765,602	1,608,044	1,375,093	3,360,811

Units Issued	2,726,650	1,192,792	3,805	2,143,354	9,993,009	330,062	239,327	138,216	1,702,742	2,394,745
Units Redeemed	(1,625,342)	(844,139)	(250)	(1,661,868)	(9,602,129)	(254,303)	(2,004,929)	(299,663)	(455,938)	(1,253,685)

Units Outstanding at December 31, 2015	5,700,368	4,353,923	3,555	5,903,949	5,888,262	1,505,230	—	1,446,597	2,621,897	4,501,871

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

50

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (b)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)
Operations
Net investment income (loss)	$(1,990,864)	$2,648,698	$(175,100)	$(463,468)	$80,594	$18,566	$197,568	$(858,200)	$(147,257)	$81,106
Net realized gain (loss) on investments	15,478,236	10,297,765	8,746,432	7,900,167	(678,457)	10,198,929	5,859,967	10,598,779	2,854,716	(57,470)
Net change in unrealized appreciation
(depreciation) on investments	(9,616,941)	(25,734,763)	(7,327,861)	(7,320,852)	(21,264,453)	(13,570,570)	(7,309,524)	(7,478,686)	(2,804,046)	(95,626)
Net increase (decrease) in net assets
from operations	3,870,431	(12,788,300)	1,243,471	115,847	(21,862,316)	(3,353,075)	(1,251,989)	2,261,893	(96,587)	(71,990)

Contract transactions [1]
Purchase payments (Note 4)	50,315,637	8,354,495	569,376	12,588,847	15,526,451	1,504,365	2,511,243	21,582,598	613,531	2,320,546
Surrenders and terminations	(7,404,136)	(22,824,741)	(993,702)	(2,440,817)	(2,970,192)	(1,468,861)	(936,277)	(3,719,615)	(886,042)	(21,025)
Transfers between Investment Divisions	33,375,485	18,116,147	(36,089,027)	(4,049,125)	12,245,918	27,940,204	(3,116,605)	13,592,020	(35,250,040)	2,508,745
Contract owner charges (Note 3)	(1,896,668)	(2,106,422)	(114,829)	(465,328)	(906,776)	(226,970)	(193,235)	(951,977)	(84,105)	(19,040)
Net increase (decrease) in net assets from
contract transactions	74,390,318	1,539,479	(36,628,182)	5,633,577	23,895,401	27,748,738	(1,734,874)	30,503,026	(35,606,656)	4,789,226

Net increase (decrease) in net assets	78,260,749	(11,248,821)	(35,384,711)	5,749,424	2,033,085	24,395,663	(2,986,863)	32,764,919	(35,703,243)	4,717,236

Net assets beginning of period	132,507,389	250,440,895	35,384,711	44,616,272	71,624,130	5,162,750	18,732,411	72,883,315	35,703,243	—

Net assets end of period	$210,768,138	$239,192,074	$—	$50,365,696	$73,657,215	$29,558,413	$15,745,548	$105,648,234	$—	$4,717,236

[1] Contract unit transactions
Units Outstanding at December 31, 2014	5,236,221	14,279,030	2,688,507	2,079,983	2,011,900	330,574	1,167,734	6,680,648	2,479,494	—

Units Issued	4,634,330	3,353,907	343,150	1,231,751	1,322,493	2,222,868	283,408	5,101,205	96,202	439,529
Units Redeemed	(1,977,587)	(3,360,796)	(3,031,657)	(978,862)	(608,033)	(455,085)	(408,927)	(2,399,799)	(2,575,696)	(133,457)

Units Outstanding at December 31, 2015	7,892,964	14,272,141	—	2,332,872	2,726,360	2,098,357	1,042,215	9,382,054	—	306,072

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

See notes to financial statements.

51

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Alt 100 Moderate Fund	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund
Operations
Net investment income (loss)	$(6,297)	$(8,083)	$7,408	$(8,868)	$(11,245)	$207,694	$19,197	$(36,204)	$(11,994)	$17,109
Net realized gain (loss) on investments	2,611	11,620	361,062	57,756	218,796	209,673	1,217	68,438	177,852	21,281
Net change in unrealized appreciation
(depreciation) on investments	7,523	(44,178)	(260,605)	21,880	(81,071)	(65,368)	(50,882)	111,720	(98,287)	(60,243)
Net increase (decrease) in net assets
from operations	3,837	(40,641)	107,865	70,768	126,480	351,999	(30,468)	143,954	67,571	(21,853)

Contract transactions [1]
Purchase payments (Note 4)	1,434,581	2,336,991	5,397,783	4,339,366	2,756,038	2,881,673	2,762,787	5,589,330	1,509,165	1,863,747
Surrenders and terminations	(67,254)	(95,491)	(714,543)	(247,422)	(42,071)	(122,969)	(46,941)	(148,017)	(143,479)	(136,040)
Transfers between Investment Divisions	107,233	222,473	(545,126)	625,301	11,172	1,345,079	(7,835)	1,472,833	(664,334)	(430,235)
Contract owner charges (Note 3)	(619)	(672)	(6,819)	(1,075)	(642)	(544)	(464)	(4,176)	(5,385)	(2,809)
Net increase (decrease) in net assets from
contract transactions	1,473,941	2,463,301	4,131,295	4,716,170	2,724,497	4,103,239	2,707,547	6,909,970	695,967	1,294,663

Net increase (decrease) in net assets	1,477,778	2,422,660	4,239,160	4,786,938	2,850,977	4,455,238	2,677,079	7,053,924	763,538	1,272,810

Net assets beginning of period	660,184	1,440,999	15,146,945	2,981,171	2,258,699	3,575,324	1,250,729	3,163,085	5,097,678	2,397,128

Net assets end of period	$2,137,962	$3,863,659	$19,386,105	$7,768,109	$5,109,676	$8,030,562	$3,927,808	$10,217,009	$5,861,216	$3,669,938

[1] Contract unit transactions
Units Outstanding at December 31, 2013	66,494	142,548	1,454,871	284,338	174,547	297,773	129,012	291,138	458,689	245,421

Units Issued	163,641	264,159	577,082	538,227	225,522	363,369	289,544	662,258	154,405	221,758
Units Redeemed	(15,519)	(28,843)	(192,005)	(100,475)	(19,804)	(39,167)	(17,921)	(41,349)	(93,567)	(91,313)

Units Outstanding at December 31, 2014	214,616	377,864	1,839,948	722,090	380,265	621,975	400,635	912,047	519,527	375,866

See notes to financial statements.

52

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund	CG - Real Assets Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Operations
Net investment income (loss)	$(334)	$(685)	$(1,259)	$(19,462)	$(21,582)	$(66,574)	$6,136	$(246)	$(28,769)	$(13,641)
Net realized gain (loss) on investments	808	(3,341)	2,121	281,460	511,093	668,677	11,249	341	325,937	624,433
Net change in unrealized appreciation
(depreciation) on investments	(11,410)	(17,399)	(37,421)	(128,001)	(242,248)	(95,118)	(15,460)	(22,750)	(138,058)	(286,139)
Net increase (decrease) in net assets
from operations	(10,936)	(21,425)	(36,559)	133,997	247,263	506,985	1,925	(22,655)	159,110	324,653

Contract transactions [1]
Purchase payments (Note 4)	154,485	243,921	431,637	1,870,872	12,938,786	15,178,195	805,133	161,205	1,655,619	4,473,420
Surrenders and terminations	(4,809)	(5,368)	(8,114)	(214,596)	(593,622)	(596,754)	(131,567)	(22,846)	(116,985)	(332,262)
Transfers between Investment Divisions	32,824	(51,936)	(82,505)	(106,716)	1,538,605	(818,746)	262,158	(30,028)	(219,277)	626,244
Contract owner charges (Note 3)	(13)	(31)	(154)	(2,993)	(11,256)	(11,995)	(203)	(84)	(1,296)	(3,499)
Net increase (decrease) in net assets from
contract transactions	182,487	186,586	340,864	1,546,567	13,872,513	13,750,700	935,521	108,247	1,318,061	4,763,903

Net increase (decrease) in net assets	171,551	165,161	304,305	1,680,564	14,119,776	14,257,685	937,446	85,592	1,477,171	5,088,556

Net assets beginning of period	92,131	182,224	431,225	4,286,608	9,543,455	13,171,553	1,125,441	284,025	4,984,828	8,301,846

Net assets end of period	$263,682	$347,385	$735,530	$5,967,172	$23,663,231	$27,429,238	$2,062,887	$369,617	$6,461,999	$13,390,402

[1] Contract unit transactions
Units Outstanding at December 31, 2013	9,461	18,006	43,401	354,512	824,639	1,142,159	116,533	28,896	429,374	728,078

Units Issued	19,002	25,152	57,454	178,026	1,276,163	1,420,570	133,476	18,058	183,300	487,326
Units Redeemed	(509)	(7,315)	(23,559)	(54,577)	(108,889)	(255,227)	(38,145)	(8,289)	(71,001)	(79,068)

Units Outstanding at December 31, 2014	27,954	35,843	77,296	477,961	1,991,913	2,307,502	211,864	38,665	541,673	1,136,336

See notes to financial statements.

53

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund	Curian Long Short Credit Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund
Operations
Net investment income (loss)	$(99,351)	$(27,542)	$63,077	$(1,706)	$(4,233)	$4,969	$(14,212)	$(23,755)	$(13,390)	$902
Net realized gain (loss) on investments	71,101	4,775	130,619	(68)	3,247	5,272	219,315	382,630	340,713	(4,335)
Net change in unrealized appreciation
(depreciation) on investments	387,976	(123,758)	304,874	(7,153)	4,334	(29,742)	(57,428)	(23,574)	(140,415)	(29,035)
Net increase (decrease) in net assets
from operations	359,726	(146,525)	498,570	(8,927)	3,348	(19,501)	147,675	335,301	186,908	(32,468)

Contract transactions [1]
Purchase payments (Note 4)	2,566,717	1,051,123	1,168,896	281,001	484,268	375,018	1,770,859	2,700,475	3,020,289	88,069
Surrenders and terminations	(856,508)	(103,317)	(555,993)	(10,244)	(22,907)	(16,089)	(502,584)	(266,290)	(78,187)	(2,133)
Transfers between Investment Divisions	(1,209,990)	242,236	(1,404,923)	201,204	23,962	(120,635)	(787,472)	62,817	(708,952)	47,660
Contract owner charges (Note 3)	(9,897)	(1,120)	(3,003)	(11)	(15)	(56)	(940)	(1,737)	(615)	(11)
Net increase (decrease) in net assets from
contract transactions	490,322	1,188,922	(795,023)	471,950	485,308	238,238	479,863	2,495,265	2,232,535	133,585

Net increase (decrease) in net assets	850,048	1,042,397	(296,453)	463,023	488,656	218,737	627,538	2,830,566	2,419,443	101,117

Net assets beginning of period	8,623,579	2,029,591	7,950,473	22,966	135,133	257,477	4,757,506	7,820,194	4,407,443	55,925

Net assets end of period	$9,473,627	$3,071,988	$7,654,020	$485,989	$623,789	$476,214	$5,385,044	$10,650,760	$6,826,886	$157,042

[1] Contract unit transactions
Units Outstanding at December 31, 2013	853,398	213,219	771,028	2,190	12,361	25,498	436,546	665,515	357,187	6,762

Units Issued	295,155	154,755	145,373	46,760	53,341	47,780	189,210	248,849	253,669	19,162
Units Redeemed	(247,803)	(27,361)	(222,776)	(1,766)	(10,015)	(24,955)	(145,696)	(38,448)	(76,556)	(3,222)

Units Outstanding at December 31, 2014	900,750	340,613	693,625	47,184	55,687	48,323	480,060	875,916	534,300	22,702

See notes to financial statements.

54

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/American Funds Global Growth Fund	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/ CenterSquare International Real Estate Securities Fund	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$(8,684)	$(39,922)	$(5,878)	$(2,776)	$(3,832)	$(19,632)	$9,050	$(18,903)	$(22,101)	$(6,575)
Net realized gain (loss) on investments	873	104,117	43,073	3,522	2,989	6,591	308	210,347	18,909	525
Net change in unrealized appreciation
(depreciation) on investments	30,567	334,182	(38,653)	(27,035)	(18,748)	(9,595)	(19,960)	(134,449)	156,424	34,592
Net increase (decrease) in net assets
from operations	22,756	398,377	(1,458)	(26,289)	(19,591)	(22,636)	(10,602)	56,995	153,232	28,542

Contract transactions [1]
Purchase payments (Note 4)	1,485,978	3,864,402	836,648	121,761	385,339	1,564,721	313,972	1,234,809	6,587,793	422,084
Surrenders and terminations	(28,904)	(170,516)	(2,892)	(27,598)	(16,251)	(23,474)	(8,234)	(44,144)	(102,053)	(14,296)
Transfers between Investment Divisions	144,004	422,009	162,405	17,684	(80,535)	(88,630)	(8,412)	217,680	1,599,836	199,470
Contract owner charges (Note 3)	(35)	(2,041)	(23)	(30)	(101)	(116)	(47)	(1,188)	(60)	(81)
Net increase (decrease) in net assets from
contract transactions	1,601,043	4,113,854	996,138	111,817	288,452	1,452,501	297,279	1,407,157	8,085,516	607,177

Net increase (decrease) in net assets	1,623,799	4,512,231	994,680	85,528	268,861	1,429,865	286,677	1,464,152	8,238,748	635,719

Net assets beginning of period	290,074	3,384,075	69,770	160,319	145,312	775,217	96,059	1,028,702	463,486	267,959

Net assets end of period	$1,913,873	$7,896,306	$1,064,450	$245,847	$414,173	$2,205,082	$382,736	$2,492,854	$8,702,234	$903,678

[1] Contract unit transactions
Units Outstanding at December 31, 2013	26,457	249,711	6,956	15,533	15,212	77,295	10,361	71,818	46,494	28,344

Units Issued	154,241	352,795	120,766	20,578	60,343	213,537	39,993	130,368	874,090	69,451
Units Redeemed	(7,904)	(57,299)	(28,361)	(9,493)	(30,551)	(71,302)	(8,935)	(29,874)	(91,981)	(5,555)

Units Outstanding at December 31, 2014	172,794	545,207	99,361	26,618	45,004	219,530	41,419	172,312	828,603	92,240

See notes to financial statements.

55

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian/Neuberger Berman Currency Fund	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund
Operations
Net investment income (loss)	$(26,030)	$(70,699)	$21,388	$(17,852)	$(6,213)	$(6,803)	$(358)	$(6,567)	$(17,813)	$(49,051)
Net realized gain (loss) on investments	65,049	72,777	56,297	326,878	1,451	(697)	(205)	104,788	10,010	(6,076)
Net change in unrealized appreciation
(depreciation) on investments	63,200	531,658	(208,653)	(775,022)	(16,850)	21,388	(20,710)	(274,130)	103,975	(19,729)
Net increase (decrease) in net assets
from operations	102,219	533,736	(130,968)	(465,996)	(21,612)	13,888	(21,273)	(175,909)	96,172	(74,856)

Contract transactions [1]
Purchase payments (Note 4)	952,016	3,508,781	404,214	814,248	476,547	240,118	87,162	1,268,568	1,032,736	1,211,917
Surrenders and terminations	(215,147)	(246,781)	(16,285)	(65,720)	(2,251)	(22,075)	(1,516)	(174,686)	(109,380)	(243,656)
Transfers between Investment Divisions	154,274	270,822	105,695	11,016	161,748	(109,201)	61,786	1,753,121	456,303	(458,903)
Contract owner charges (Note 3)	(172)	(1,134)	(62)	(585)	(78)	(249)	(6)	(1,163)	(231)	(1,253)
Net increase (decrease) in net assets from
contract transactions	890,971	3,531,688	493,562	758,959	635,966	108,593	147,426	2,845,840	1,379,428	508,105

Net increase (decrease) in net assets	993,190	4,065,424	362,594	292,963	614,354	122,481	126,153	2,669,931	1,475,600	433,249

Net assets beginning of period	1,954,244	4,696,672	393,597	1,284,265	277,933	621,509	—	3,463,211	1,123,679	4,388,828

Net assets end of period	$2,947,434	$8,762,096	$756,191	$1,577,228	$892,287	$743,990	$126,153	$6,133,142	$2,599,279	$4,822,077

[1] Contract unit transactions
Units Outstanding at December 31, 2013	150,875	413,488	32,289	136,142	24,143	63,627	—	333,250	109,347	443,388

Units Issued	94,976	386,996	47,946	124,831	56,869	32,008	16,851	357,493	165,867	163,213
Units Redeemed	(29,083)	(84,177)	(6,546)	(48,137)	(1,569)	(21,161)	(438)	(87,998)	(37,816)	(111,297)

Units Outstanding at December 31, 2014	216,768	716,307	73,689	212,836	79,443	74,474	16,413	602,745	237,398	495,304

(a) Commencement of operations April 28, 2014.

See notes to financial statements.

56

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Operations
Net investment income (loss)	$7,322	$1,350	$(33,057)	$(5,450)	$(8,524)	$(9,867)	$70,012	$499,444	$282,461	$222,847
Net realized gain (loss) on investments	(261)	98,640	182,738	(25,601)	(4,283)	(93,728)	2,380,872	5,040,252	5,905,057	2,320,440
Net change in unrealized appreciation
(depreciation) on investments	(83,710)	74,596	198,101	(9,467)	(38,535)	(168,725)	(1,073,744)	(2,851,725)	(3,279,547)	(2,117,951)
Net increase (decrease) in net assets
from operations	(76,649)	174,586	347,782	(40,518)	(51,342)	(272,320)	1,377,140	2,687,971	2,907,971	425,336

Contract transactions [1]
Purchase payments (Note 4)	266,680	2,342,849	1,650,271	94,303	521,818	693,160	13,236,479	10,846,097	16,963,068	13,101,801
Surrenders and terminations	(3,542)	(54,710)	(130,955)	(12,221)	(28,001)	(50,262)	(1,039,622)	(3,817,561)	(3,901,566)	(3,794,575)
Transfers between Investment Divisions	71,537	547,615	2,551	(1,714,567)	160,741	283,755	1,743,377	1,190,069	(459,090)	131,149
Contract owner charges (Note 3)	(18)	(63)	(247)	(64)	(177)	(830)	(453,534)	(837,829)	(954,903)	(885,469)
Net increase (decrease) in net assets from
contract transactions	334,657	2,835,691	1,521,620	(1,632,549)	654,381	925,823	13,486,700	7,380,776	11,647,509	8,552,906

Net increase (decrease) in net assets	258,008	3,010,277	1,869,402	(1,673,067)	603,039	653,503	14,863,840	10,068,747	14,555,480	8,978,242

Net assets beginning of period	58,694	530,080	2,481,389	1,673,067	469,437	672,280	32,238,285	69,637,375	78,307,028	74,334,714

Net assets end of period	$316,702	$3,540,357	$4,350,791	$—	$1,072,476	$1,325,783	$47,102,125	$79,706,122	$92,862,508	$83,312,956

[1] Contract unit transactions
Units Outstanding at December 31, 2013	5,682	50,434	170,546	169,371	47,469	144,980	2,848,937	5,610,401	6,488,258	4,503,119

Units Issued	37,286	280,223	132,330	10,557	83,708	287,095	1,585,535	1,204,623	1,697,059	930,421
Units Redeemed	(405)	(25,955)	(30,894)	(179,928)	(16,537)	(124,145)	(410,680)	(627,029)	(753,939)	(420,230)

Units Outstanding at December 31, 2014	42,563	304,702	271,982	—	114,640	307,930	4,023,792	6,187,995	7,431,378	5,013,310

(a) The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.

See notes to financial statements.

57

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Institutional Alt 65 Fund - A	JNL/ AllianceBernstein Dynamic Asset Allocation Fund - A (a)	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds Growth-Income Fund - A
Operations
Net investment income (loss)	$52,988	$(9,308)	$(19,344)	$3,326	$(173,966)	$(307,285)	$(401,400)	$(305,651)	$(183,427)	$(808,799)
Net realized gain (loss) on investments	2,561,454	3,103,637	701,019	9,455	452,623	3,172,279	123,939	967,917	323,532	4,349,301
Net change in unrealized appreciation
(depreciation) on investments	(2,345,356)	(2,968,486)	(639,873)	(7,236)	424,260	8,718,162	(7,062)	(712,660)	378,295	5,082,872
Net increase (decrease) in net assets
from operations	269,086	125,843	41,802	5,545	702,917	11,583,156	(284,523)	(50,394)	518,400	8,623,374

Contract transactions [1]
Purchase payments (Note 4)	10,197,594	17,328,721	—	810,626	13,634,646	29,331,648	3,687,341	3,944,904	12,279,310	36,351,381
Surrenders and terminations	(2,408,499)	(4,554,475)	(1,208,728)	(9,069)	(754,851)	(3,131,936)	(1,038,241)	(683,885)	(470,279)	(4,105,852)
Transfers between Investment Divisions	(5,045,205)	(2,153,627)	(1,864,032)	768,628	4,247,066	21,374,961	2,146,277	314,547	2,332,929	6,149,231
Contract owner charges (Note 3)	(1,100,377)	(1,416,738)	(219,695)	—	(348,855)	(1,078,793)	(306,598)	(255,642)	(268,200)	(1,113,578)
Net increase (decrease) in net assets from
contract transactions	1,643,513	9,203,881	(3,292,455)	1,570,185	16,778,006	46,495,880	4,488,779	3,319,924	13,873,760	37,281,182

Net increase (decrease) in net assets	1,912,599	9,329,724	(3,250,653)	1,575,730	17,480,923	58,079,036	4,204,256	3,269,530	14,392,160	45,904,556

Net assets beginning of period	93,592,456	114,336,794	18,920,611	—	22,787,689	69,306,102	21,682,808	20,366,879	15,515,804	82,479,818

Net assets end of period	$95,505,055	$123,666,518	$15,669,958	$1,575,730	$40,268,612	$127,385,138	$25,887,064	$23,636,409	$29,907,964	$128,384,374

[1] Contract unit transactions
Units Outstanding at December 31, 2013	5,536,168	6,768,005	1,096,149	—	1,948,342	4,763,140	2,054,439	1,592,192	1,262,317	5,490,030

Units Issued	806,273	1,336,224	17,178	155,420	1,668,151	3,477,946	1,112,676	538,162	1,256,399	2,986,235
Units Redeemed	(712,556)	(803,369)	(206,197)	(936)	(262,561)	(493,898)	(704,973)	(286,483)	(143,491)	(614,018)

Units Outstanding at December 31, 2014	5,629,885	7,300,860	907,130	154,484	3,353,932	7,747,188	2,462,142	1,843,871	2,375,225	7,862,247
(a) Commencement of operations April 28, 2014.

See notes to financial statements.

58

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Commodity Securities Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (a)	JNL/Brookfield Global Infrastructure and MLP Fund - A	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A
Operations
Net investment income (loss)	$(276,909)	$(243,116)	$95,820	$(835,180)	$(1,489,165)	$(569,302)	$(297)	$(341,106)	$(159,673)	$(114,421)
Net realized gain (loss) on investments	783,322	628,367	368,842	856,701	8,734,525	4,072,692	2	4,568,898	720,248	545,909
Net change in unrealized appreciation
(depreciation) on investments	(2,242,465)	(4,006,915)	68,860	(8,889,762)	(6,170,320)	(799,857)	(334)	(4,061,828)	(811,640)	(319,490)
Net increase (decrease) in net assets
from operations	(1,736,052)	(3,621,664)	533,522	(8,868,241)	1,075,040	2,703,533	(629)	165,964	(251,065)	111,998

Contract transactions [1]
Purchase payments (Note 4)	8,491,983	6,781,512	1,729,241	7,475,593	42,794,852	6,566,539	258,647	22,865,274	1,247,112	977,652
Surrenders and terminations	(912,061)	(770,100)	(141,861)	(2,324,938)	(4,591,070)	(2,458,080)	—	(2,071,613)	(1,582,734)	(840,002)
Transfers between Investment Divisions	2,431,489	3,318,135	(635,214)	1,000,542	258,284	850,285	15,339	18,417,322	(535,818)	(309,646)
Contract owner charges (Note 3)	(377,395)	(377,210)	(2,222)	(540,727)	(1,725,319)	(338,845)	—	(422,400)	(193,513)	(139,629)
Net increase (decrease) in net assets from
contract transactions	9,634,016	8,952,337	949,944	5,610,470	36,736,747	4,619,899	273,986	38,788,583	(1,064,953)	(311,625)

Net increase (decrease) in net assets	7,897,964	5,330,673	1,483,466	(3,257,771)	37,811,787	7,323,432	273,357	38,954,547	(1,316,018)	(199,627)

Net assets beginning of period	29,625,793	29,109,610	5,105,813	50,905,577	112,382,090	32,978,572	—	28,525,855	23,593,233	14,612,608

Net assets end of period	$37,523,757	$34,440,283	$6,589,279	$47,647,806	$150,193,877	$40,302,004	$273,357	$67,480,402	$22,277,215	$14,412,981

[1] Contract unit transactions
Units Outstanding at December 31, 2013	2,376,531	2,436,051	489,160	4,647,806	9,464,717	956,665	—	1,935,335	1,717,113	463,383

Units Issued	1,025,020	978,774	226,669	1,193,360	8,277,373	266,035	27,802	3,914,904	210,615	50,291
Units Redeemed	(251,507)	(224,882)	(131,449)	(697,484)	(5,145,839)	(153,006)	—	(1,523,831)	(292,031)	(65,335)

Units Outstanding at December 31, 2014	3,150,044	3,189,943	584,380	5,143,682	12,596,251	1,069,694	27,802	4,326,408	1,635,697	448,339
(a) Commencement of operations September 15, 2014.

See notes to financial statements.

59

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/DFA U.S. Core Equity Fund - A	JNL/Eagle SmallCap Equity Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A
Operations
Net investment income (loss)	$(247,234)	$(1,159,219)	$(57,453)	$(183,529)	$82,749	$(222,854)	$891,316	$2,661,932	$(154,864)	$(319,747)
Net realized gain (loss) on investments	971,542	10,150,718	17,745	317,074	4,040,738	1,215,415	139,350	3,073,756	1,846,237	3,110,559
Net change in unrealized appreciation
(depreciation) on investments	1,490,043	(7,904,590)	444,621	2,567,625	(3,360,432)	(2,274,238)	(1,822,137)	(4,897,549)	(4,471,713)	(525,520)
Net increase (decrease) in net assets
from operations	2,214,351	1,086,909	404,913	2,701,170	763,055	(1,281,677)	(791,471)	838,139	(2,780,340)	2,265,292

Contract transactions [1]
Purchase payments (Note 4)	7,971,844	12,769,741	1,839,745	2,901,023	13,274,837	4,728,958	11,079,501	38,178,816	5,509,183	5,889,660
Surrenders and terminations	(786,028)	(2,945,714)	(407,241)	(932,527)	(6,722,904)	(1,228,012)	(1,048,100)	(7,719,019)	(786,758)	(1,785,392)
Transfers between Investment Divisions	2,759,335	(8,074,682)	198,420	2,601,297	184,210	1,299,722	2,360,415	7,810,447	2,824,607	(442,151)
Contract owner charges (Note 3)	(258,094)	(763,401)	(125,041)	(303,188)	(972,198)	(313,827)	(279,060)	(1,368,789)	(228,509)	(456,702)
Net increase (decrease) in net assets from
contract transactions	9,687,057	985,944	1,505,883	4,266,605	5,763,945	4,486,841	12,112,756	36,901,455	7,318,523	3,205,415

Net increase (decrease) in net assets	11,901,408	2,072,853	1,910,796	6,967,775	6,527,000	3,205,164	11,321,285	37,739,594	4,538,183	5,470,707

Net assets beginning of period	20,879,897	71,984,277	10,588,827	25,156,198	90,995,634	26,199,588	28,987,682	115,313,082	20,155,207	40,021,738

Net assets end of period	$32,781,305	$74,057,130	$12,499,623	$32,123,973	$97,522,634	$29,404,752	$40,308,967	$153,052,676	$24,693,390	$45,492,445

[1] Contract unit transactions
Units Outstanding at December 31, 2013	877,336	1,909,937	1,295,796	3,536,860	7,740,597	2,334,934	2,434,684	8,409,258	1,837,439	3,498,683

Units Issued	509,554	486,811	436,811	1,877,573	1,550,015	783,977	1,405,854	3,794,422	911,067	907,912
Units Redeemed	(129,035)	(463,342)	(264,686)	(1,294,427)	(1,091,560)	(394,805)	(392,356)	(1,246,080)	(229,719)	(640,574)

Units Outstanding at December 31, 2014	1,257,855	1,933,406	1,467,921	4,120,006	8,199,052	2,724,106	3,448,182	10,957,600	2,518,787	3,766,021

See notes to financial statements.

60

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Franklin Templeton Small Cap Value Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A
Operations
Net investment income (loss)	$(475,478)	$379,917	$27,570	$(352,819)	$(257,266)	$(114,630)	$(153,208)	$(554,046)	$(337,947)	$(663,016)
Net realized gain (loss) on investments	5,541,381	(298,713)	(157,433)	9,790,683	2,866,123	3,886,737	1,125,070	8,632,168	1,603,386	3,332,739
Net change in unrealized appreciation
(depreciation) on investments	(5,576,117)	1,681,904	(737,723)	(3,738,626)	(554,928)	2,604,968	(1,640,217)	(5,590,934)	527,777	138,013
Net increase (decrease) in net assets
from operations	(510,214)	1,763,108	(867,586)	5,699,238	2,053,929	6,377,075	(668,355)	2,487,188	1,793,216	2,807,736

Contract transactions [1]
Purchase payments (Note 4)	8,972,099	6,954,468	646,930	9,543,809	3,632,438	13,065,470	10,217,400	6,272,021	3,122,557	11,528,450
Surrenders and terminations	(1,587,625)	(2,235,184)	(809,650)	(1,802,403)	(585,666)	(2,364,624)	(2,214,247)	(1,746,842)	(1,237,520)	(1,989,093)
Transfers between Investment Divisions	4,855,147	8,749,288	(986,499)	8,826,744	14,429,543	2,176,029	3,263,172	1,639,192	(1,096,967)	9,364,529
Contract owner charges (Note 3)	(425,991)	(426,918)	(153,479)	(556,514)	(193,155)	(517,658)	(348,451)	(359,912)	(212,642)	(400,264)
Net increase (decrease) in net assets from
contract transactions	11,813,630	13,041,654	(1,302,698)	16,011,636	17,283,160	12,359,217	10,917,874	5,804,459	575,428	18,503,622

Net increase (decrease) in net assets	11,303,416	14,804,762	(2,170,284)	21,710,874	19,337,089	18,736,292	10,249,519	8,291,647	2,368,644	21,311,358

Net assets beginning of period	36,575,230	44,744,416	15,019,823	42,938,983	11,685,500	44,391,369	33,599,616	33,216,292	23,525,533	31,744,953

Net assets end of period	$47,878,646	$59,549,178	$12,849,539	$64,649,857	$31,022,589	$63,127,661	$43,849,135	$41,507,939	$25,894,177	$53,056,311

[1] Contract unit transactions
Units Outstanding at December 31, 2013	1,972,713	1,861,828	1,115,866	2,352,985	990,086	3,035,405	1,686,946	1,923,749	946,507	1,338,469

Units Issued	883,709	727,740	102,893	1,119,554	1,511,590	1,979,970	796,966	620,207	166,554	980,675
Units Redeemed	(248,877)	(207,836)	(201,580)	(294,197)	(149,388)	(1,216,594)	(271,149)	(291,152)	(147,336)	(224,080)

Units Outstanding at December 31, 2014	2,607,545	2,381,732	1,017,179	3,178,342	2,352,288	3,798,781	2,212,763	2,252,804	965,725	2,095,064

See notes to financial statements.

61

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan International Value Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/M&G Global Basics Fund - A (a)	JNL/MC 10 x 10 Fund - A	JNL/MC 25 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Communications Sector Fund - A
Operations
Net investment income (loss)	$(571,009)	$144,556	$(615,725)	$592,547	$43,404	$(17,470)	$99,002	$191,340	$675,371	$153,483
Net realized gain (loss) on investments	15,755,313	169,757	6,198,966	(63,702)	918,613	(32,827)	3,574,643	8,201,780	443,425	426,822
Net change in unrealized appreciation
(depreciation) on investments	(22,452,743)	(4,356,655)	(1,880,872)	878,646	(3,386,936)	25,676	(897,796)	(8,096,477)	249,159	(165,751)
Net increase (decrease) in net assets
from operations	(7,268,439)	(4,042,342)	3,702,369	1,407,491	(2,424,919)	(24,621)	2,775,849	296,643	1,367,955	414,554

Contract transactions [1]
Purchase payments (Note 4)	21,035,846	5,634,624	11,602,581	5,444,332	1,783,354	41,261	3,628,522	6,490,637	7,828,189	2,791,493
Surrenders and terminations	(3,903,467)	(1,959,789)	(1,965,106)	(2,673,632)	(2,212,985)	(40,198)	(1,719,021)	(3,290,331)	(3,127,637)	(421,129)
Transfers between Investment Divisions	(5,244,887)	788,203	6,607,261	472,631	(2,365,555)	(3,775,541)	(2,306,440)	(10,077,607)	2,406,176	15,495
Contract owner charges (Note 3)	(1,347,796)	(307,558)	(364,975)	(359,946)	(366,713)	(10,743)	(417,058)	(426,381)	(279,895)	(113,718)
Net increase (decrease) in net assets from
contract transactions	10,539,696	4,155,480	15,879,761	2,883,385	(3,161,899)	(3,785,221)	(813,997)	(7,303,682)	6,826,833	2,272,141

Net increase (decrease) in net assets	3,271,257	113,138	19,582,130	4,290,876	(5,586,818)	(3,809,842)	1,961,852	(7,007,039)	8,194,788	2,686,695

Net assets beginning of period	122,561,324	31,060,459	30,655,565	34,446,248	38,740,689	3,809,842	41,074,281	48,339,958	32,591,913	9,606,125

Net assets end of period	$125,832,581	$31,173,597	$50,237,695	$38,737,124	$33,153,871	$—	$43,036,133	$41,332,919	$40,786,701	12,292,820

[1] Contract unit transactions
Units Outstanding at December 31, 2013	8,544,915	2,046,062	900,243	1,782,102	2,894,431	273,836	3,422,839	2,085,394	2,413,180	1,310,565

Units Issued	5,315,048	585,275	602,176	1,161,881	213,243	7,685	499,654	385,324	884,967	686,242
Units Redeemed	(4,582,899)	(308,926)	(190,934)	(1,017,578)	(462,087)	(281,521)	(559,122)	(705,116)	(409,773)	(388,763)

Units Outstanding at December 31, 2014	9,277,064	2,322,411	1,311,485	1,926,405	2,645,587	—	3,363,371	1,765,602	2,888,374	1,608,044

(a) The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014.

See notes to financial statements.

62

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Financial Sector Fund - A	JNL/MC Global Alpha Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC JNL 5 Fund - A
Operations
Net investment income (loss)	$(260,628)	$(37,479)	$(50,809)	$(14,418)	$(204,811)	$280,141	$(899,713)	$(139,626)	$1,116,375	$1,046,128
Net realized gain (loss) on investments	3,394,392	873,116	559,314	376,017	4,127,577	(43,327)	5,886,659	5,749,969	904,550	11,768,632
Net change in unrealized appreciation
(depreciation) on investments	(789,008)	(683,517)	(2,088,443)	(1,719,499)	(337,313)	(312,598)	14,856,533	(3,216,079)	(7,072,691)	9,703,803
Net increase (decrease) in net assets
from operations	2,344,756	152,120	(1,579,938)	(1,357,900)	3,585,453	(75,784)	19,843,479	2,394,264	(5,051,766)	22,518,563

Contract transactions [1]
Purchase payments (Note 4)	6,701,433	1,817,471	11,436,111	7,412,047	9,295,200	387,127	30,075,042	8,285,467	11,304,259	8,525,184
Surrenders and terminations	(1,370,064)	(107,225)	(466,945)	(291,093)	(1,308,118)	(78,123)	(4,847,266)	(3,165,277)	(3,904,391)	(30,809,317)
Transfers between Investment Divisions	(4,384,957)	425,830	2,075,689	3,185,613	(5,419,715)	(381,538)	24,144,481	(2,097,180)	10,323,306	(10,333,060)
Contract owner charges (Note 3)	(241,353)	(38,767)	(254,056)	(116,395)	(324,541)	(15,862)	(891,702)	(685,483)	(479,194)	(1,624,063)
Net increase (decrease) in net assets from
contract transactions	705,059	2,097,309	12,790,799	10,190,172	2,242,826	(88,396)	48,480,555	2,337,527	17,243,980	(34,241,256)

Net increase (decrease) in net assets	3,049,815	2,249,429	11,210,861	8,832,272	5,828,279	(164,180)	68,324,034	4,731,791	12,192,214	(11,722,693)

Net assets beginning of period	27,062,547	2,305,070	16,398,947	5,019,850	33,961,964	3,192,762	64,183,355	65,058,769	49,445,889	262,163,588

Net assets end of period	$30,112,362	$4,554,499	$27,609,808	$13,852,122	$39,790,243	$3,028,582	$132,507,389	$69,790,560	$61,638,103	$250,440,895

[1] Contract unit transactions
Units Outstanding at December 31, 2013	1,352,547	166,561	1,661,210	333,153	3,233,838	324,002	3,136,359	5,169,574	2,704,702	16,406,963

Units Issued	518,604	231,788	2,832,562	2,482,755	1,539,265	52,015	2,604,766	871,814	1,404,282	790,028
Units Redeemed	(496,058)	(85,838)	(1,546,297)	(1,852,813)	(1,412,292)	(61,159)	(504,904)	(699,238)	(477,854)	(2,917,961)

Units Outstanding at December 31, 2014	1,375,093	312,511	2,947,475	963,095	3,360,811	314,858	5,236,221	5,342,150	3,631,130	14,279,030

See notes to financial statements.

63

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC JNL Optimized 5 Fund - A	JNL/MC Nasdaq 25 Fund - A	JNL/MC NYSE International 25 Fund - A (a)	JNL/MC Oil & Gas Sector Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Small Cap Index Fund - A
Operations
Net investment income (loss)	$116,386	$(380,216)	$41,167	$(231,759)	$85,963	$(28,169)	$(526,466)	$(316,464)	$(129,599)	$(419,713)
Net realized gain (loss) on investments	2,220,537	4,488,874	804,230	3,259,458	482,366	764,692	10,119,733	14,417,015	2,382,729	3,887,339
Net change in unrealized appreciation
(depreciation) on investments	(490,828)	496,114	(273,136)	(13,571,029)	(587,083)	(551,933)	(3,368,786)	8,243,388	(1,992,144)	(1,167,019)
Net increase (decrease) in net assets
from operations	1,846,095	4,604,772	572,261	(10,543,330)	(18,754)	184,590	6,224,481	22,343,939	260,986	2,300,607

Contract transactions [1]
Purchase payments (Note 4)	2,189,503	7,681,185	1,222,359	17,597,444	2,567,249	1,227,357	18,967,527	49,313,318	3,698,198	13,675,239
Surrenders and terminations	(3,162,815)	(1,976,457)	(231,699)	(3,549,676)	(265,075)	(186,579)	(5,144,906)	(14,176,528)	(1,220,457)	(5,982,660)
Transfers between Investment Divisions	(2,070,210)	14,621,974	(8,204,999)	5,989,890	252,902	101,939	(3,325,052)	(1,179,498)	2,961,268	(7,163,295)
Contract owner charges (Note 3)	(329,085)	(246,857)	(48,419)	(732,950)	(81,448)	(38,954)	(747,768)	(2,040,229)	(141,648)	(597,609)
Net increase (decrease) in net assets from
contract transactions	(3,372,607)	20,079,845	(7,262,758)	19,304,708	2,473,628	1,103,763	9,749,801	31,917,063	5,297,361	(68,325)

Net increase (decrease) in net assets	(1,526,512)	24,684,617	(6,690,497)	8,761,378	2,454,874	1,288,353	15,974,282	54,261,002	5,558,347	2,232,282

Net assets beginning of period	36,911,223	19,931,655	6,690,497	62,862,752	6,356,066	3,874,397	75,340,340	205,436,440	13,174,064	72,482,105

Net assets end of period	$35,384,711	$44,616,272	$—	$71,624,130	$8,810,940	$5,162,750	$91,314,622	$259,697,442	18,732,411	$74,714,387

[1] Contract unit transactions
Units Outstanding at December 31, 2013	2,957,811	1,086,095	813,885	1,567,051	413,562	256,779	3,105,158	12,933,827	837,119	3,306,032

Units Issued	299,112	1,416,226	191,453	795,632	447,517	137,736	1,327,967	5,281,979	566,415	958,537
Units Redeemed	(568,416)	(422,338)	(1,005,338)	(350,783)	(298,942)	(63,941)	(950,791)	(3,612,141)	(235,800)	(978,387)

Units Outstanding at December 31, 2014	2,688,507	2,079,983	—	2,011,900	562,137	330,574	3,482,334	14,603,665	1,167,734	3,286,182

(a) The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.

See notes to financial statements.

64

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC Technology Sector Fund - A	JNL/MC Utilities Sector Fund - A	JNL/MC Value Line 30 Fund - A	JNL/MMRS Conservative Fund - A (a)	JNL/MMRS Growth Fund - A (a)	JNL/MMRS Moderate Fund - A (a)	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A
Operations
Net investment income (loss)	$(511,097)	$(15,512)	$(459,129)	$(10,505)	$(597)	$(1,589)	$(86,312)	$(119,733)	$(526,861)	$(678,249)
Net realized gain (loss) on investments	4,151,094	40,195	1,937,803	296	4	28	176,963	223,084	3,004,165	(3,267,767)
Net change in unrealized appreciation
(depreciation) on investments	6,069,433	311,638	(456,516)	45,694	758	8,754	(185,096)	394,381	(2,305,287)	5,159,062
Net increase (decrease) in net assets
from operations	9,709,430	336,321	1,022,158	35,485	165	7,193	(94,445)	497,732	172,017	1,213,046

Contract transactions [1]
Purchase payments (Note 4)	18,094,547	1,376,445	3,450,927	711,010	108,230	510,782	3,356,600	8,766,615	8,192,736	11,231,396
Surrenders and terminations	(2,428,409)	(24,248)	(3,687,889)	(5,444)	(268)	(2,324)	(106,008)	(681,821)	(2,708,021)	(4,803,202)
Transfers between Investment Divisions	1,791,335	1,181,558	6,067,078	1,106,809	59,437	164,702	202,349	11,945,675	3,987,752	(4,958,568)
Contract owner charges (Note 3)	(560,588)	(342)	(229,194)	—	(6)	—	(62,201)	(185,813)	(509,943)	(851,065)
Net increase (decrease) in net assets from
contract transactions	16,896,885	2,533,413	5,600,922	1,812,375	167,393	673,160	3,390,740	19,844,656	8,962,524	618,561

Net increase (decrease) in net assets	26,606,315	2,869,734	6,623,080	1,847,860	167,558	680,353	3,296,295	20,342,388	9,134,541	1,831,607

Net assets beginning of period	46,277,000	270,870	29,080,163	—	—	—	3,787,454	10,544,021	47,210,448	80,705,268

Net assets end of period	$72,883,315	$3,140,604	$35,703,243	$1,847,860	$167,558	$680,353	$7,083,749	$30,886,409	$56,344,989	$82,536,875

[1] Contract unit transactions
Units Outstanding at December 31, 2013	5,052,966	28,418	2,153,751	—	—	—	294,384	1,027,752	2,570,761	6,059,082

Units Issued	3,032,760	288,119	1,372,776	178,129	16,201	65,751	391,287	2,286,765	925,247	1,192,569
Units Redeemed	(1,405,078)	(52,705)	(1,047,033)	(576)	(34)	(251)	(124,099)	(400,792)	(438,685)	(1,165,889)

Units Outstanding at December 31, 2014	6,680,648	263,832	2,479,494	177,553	16,167	65,500	561,572	2,913,725	3,057,323	6,085,762

(a) Commencement of operations April 28, 2014.

See notes to financial statements.

65

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A
Operations
Net investment income (loss)	$4,350,189	$814,721	$4,773,009	$(116,829)	$(119,442)	$309,338	$1,433,863	$2,240,608	$(439,121)	$(86,989)
Net realized gain (loss) on investments	1,050,624	385,212	2,554,066	1,443,505	2,035,558	392,987	1,644,628	18,741,836	5,292,952	12,256,145
Net change in unrealized appreciation
(depreciation) on investments	208,600	(2,281,058)	(9,290,846)	(114,521)	(1,434,685)	200,106	(3,329,099)	10,551,770	(1,803,777)	4,749,478
Net increase (decrease) in net assets
from operations	5,609,413	(1,081,125)	(1,963,771)	1,212,155	481,431	902,431	(250,608)	31,534,214	3,050,054	16,918,634

Contract transactions [1]
Purchase payments (Note 4)	31,652,831	34,207,025	24,982,008	4,488,261	2,549,456	1,114,714	5,451,849	93,974,944	7,328,727	23,762,784
Surrenders and terminations	(14,013,641)	(2,802,818)	(7,397,172)	(489,797)	(286,718)	(489,554)	(789,899)	(9,730,588)	(2,082,165)	(8,289,475)
Transfers between Investment Divisions	(27,785,703)	(7,029,598)	3,014,726	1,385,184	898,240	555,342	(1,890,038)	33,344,147	2,991,383	21,463,857
Contract owner charges (Note 3)	(2,426,745)	(533,905)	(840,475)	(143,586)	(111,427)	(74,226)	(166,503)	(2,207,800)	(368,870)	(1,617,607)
Net increase (decrease) in net assets from
contract transactions	(12,573,258)	23,840,704	19,759,087	5,240,062	3,049,551	1,106,276	2,605,409	115,380,703	7,869,075	35,319,559

Net increase (decrease) in net assets	(6,963,845)	22,759,579	17,795,316	6,452,217	3,530,982	2,008,707	2,354,801	146,914,917	10,919,129	52,238,193

Net assets beginning of period	241,408,325	55,347,433	89,002,921	10,912,731	8,595,503	7,681,663	22,470,891	167,199,646	32,333,403	129,777,040

Net assets end of period	$234,444,480	$78,107,012	$106,798,237	$17,364,948	$12,126,485	$9,690,370	$24,825,692	$314,114,563	$43,252,532	$182,015,233

[1] Contract unit transactions
Units Outstanding at December 31, 2013	12,715,325	5,104,399	4,627,959	718,883	573,227	338,830	1,516,043	9,460,890	1,696,371	8,150,476

Units Issued	2,027,345	3,690,874	2,077,104	496,535	341,670	89,705	456,425	9,389,388	1,032,694	3,379,990
Units Redeemed	(2,720,925)	(1,521,459)	(1,129,294)	(169,159)	(139,535)	(54,363)	(292,538)	(3,115,967)	(636,725)	(1,330,460)

Units Outstanding at December 31, 2014	12,021,745	7,273,814	5,575,769	1,046,259	775,362	374,172	1,679,930	15,734,311	2,092,340	10,200,006

See notes to financial statements.

66

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/S&P International 5 Fund - A (b)	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)
Operations
Net investment income (loss)	$(127)	$(309,658)	$(1,429,598)	$(1,840,493)	$(3,238,244)	$(3,787,563)	$(5,602,537)	$(12,506)	$(129,991)	$(5,561)
Net realized gain (loss) on investments	1	8,344,927	16,042,483	4,103,570	16,200,081	9,487,904	17,273,922	17,389	4,969,957	(280)
Net change in unrealized appreciation
(depreciation) on investments	(118)	(1,260,618)	(9,049,202)	(141,373)	(565,118)	644,396	411,793	193,137	(1,667,905)	(31,250)
Net increase (decrease) in net assets
from operations	(244)	6,774,651	5,563,683	2,121,704	12,396,719	6,344,737	12,083,178	198,020	3,172,061	(37,091)

Contract transactions [1]
Purchase payments (Note 4)	103,064	12,458,656	26,004,201	17,604,750	47,526,421	44,302,628	65,030,567	1,912,487	7,535,700	1,508,834
Surrenders and terminations	(55)	(1,378,124)	(10,767,353)	(13,155,255)	(18,052,902)	(19,314,628)	(23,444,626)	(104,006)	(1,073,424)	(15,136)
Transfers between Investment Divisions	39,009	6,108,098	(5,224,301)	(2,643,768)	2,513,960	(773,653)	1,681,590	1,467,030	6,434,039	310,277
Contract owner charges (Note 3)	—	(385,587)	(1,159,246)	(1,590,232)	(3,147,683)	(3,058,721)	(4,420,722)	(5,572)	(235,249)	(13)
Net increase (decrease) in net assets from
contract transactions	142,018	16,803,043	8,853,301	215,495	28,839,796	21,155,626	38,846,809	3,269,939	12,661,066	1,803,962

Net increase (decrease) in net assets	141,774	23,577,694	14,416,984	2,337,199	41,236,515	27,500,363	50,929,987	3,467,959	15,833,127	1,766,871

Net assets beginning of period	—	36,297,578	121,397,872	143,688,716	298,546,716	264,135,441	403,506,136	—	17,480,212	—

Net assets end of period	$141,774	$59,875,272	$135,814,856	$146,025,915	$339,783,231	$291,635,804	$454,436,123	$3,467,959	$33,313,339	$1,766,871

[1] Contract unit transactions
Units Outstanding at December 31, 2013	—	1,915,848	6,367,009	10,837,076	15,339,809	18,061,803	21,809,099	—	1,080,078	—

Units Issued	15,043	1,577,231	4,189,393	1,995,753	3,051,964	3,729,482	4,386,581	330,790	1,055,707	186,899
Units Redeemed	(12)	(773,528)	(3,782,435)	(2,000,183)	(1,611,006)	(2,334,009)	(2,387,535)	(24,133)	(335,581)	(1,917)

Units Outstanding at December 31, 2014	15,031	2,719,551	6,773,967	10,832,646	16,780,767	19,457,276	23,808,145	306,657	1,800,204	184,982
(a) Commencement of operations April 28, 2014.
(b) Commencement of operations September 15, 2014.

See notes to financial statements.

67

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A
Operations
Net investment income (loss)	$(2,440,514)	$(2,048,504)	$(179,399)	$(650,121)	$(267,115)	$(866,360)	$(60,010)
Net realized gain (loss) on investments	23,921,405	17,621,948	(117,776)	8,981,744	10,936,987	795	4,028,661
Net change in unrealized appreciation
(depreciation) on investments	(10,446,721)	31,543	(239,570)	1,135,322	3,114,356	—	124,342
Net increase (decrease) in net assets
from operations	11,034,170	15,604,987	(536,745)	9,466,945	13,784,228	(865,565)	4,092,993

Contract transactions [1]
Purchase payments (Note 4)	23,747,877	21,666,415	19,244,660	19,049,472	39,822,584	88,275,498	5,252,240
Surrenders and terminations	(9,068,439)	(8,719,444)	(2,655,816)	(5,932,936)	(9,127,438)	(9,590,609)	(2,795,243)
Transfers between Investment Divisions	(5,353,159)	4,300,100	(13,129,706)	2,831,009	26,285,725	(68,316,644)	(2,749,786)
Contract owner charges (Note 3)	(1,443,022)	(1,392,396)	(421,949)	(715,674)	(1,653,729)	(497,699)	(412,145)
Net increase (decrease) in net assets from
contract transactions	7,883,257	15,854,675	3,037,189	15,231,871	55,327,142	9,870,546	(704,934)

Net increase (decrease) in net assets	18,917,427	31,459,662	2,500,444	24,698,816	69,111,370	9,004,981	3,388,059

Net assets beginning of period	149,249,580	131,138,063	44,958,990	74,023,224	145,061,371	58,662,262	40,693,268

Net assets end of period	$168,167,007	$162,597,725	$47,459,434	$98,722,040	$214,172,741	$67,667,243	$44,081,327

[1] Contract unit transactions
Units Outstanding at December 31, 2013	3,368,176	1,919,321	4,321,767	3,345,378	3,995,355	4,817,097	1,448,278

Units Issued	742,363	432,689	2,389,494	1,244,543	1,957,749	10,056,532	270,788
Units Redeemed	(594,981)	(217,728)	(2,112,201)	(584,651)	(530,641)	(9,376,247)	(289,595)

Units Outstanding at December 31, 2014	3,515,558	2,134,282	4,599,060	4,005,270	5,422,463	5,497,382	1,429,471

See notes to financial statements.

68

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2015

Note 1 - Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended.

The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained one-hundred seventy (170) Investment Divisions during 2015, but currently contains one-hundred forty-four (144) Investment Divisions as of December 31, 2015. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2015:

Jackson Variable Series Trust
CG - Alt 100 Conservative Fund(1)(4)(10)
CG - Alt 100 Growth Fund(1)(4)(10)
CG - International Conservative Fund(1)(4)(10)
CG - International Growth Fund(1)(4)(10)
CG - International Moderate Fund(1)(4)(10)
CG - Institutional Alt 65 Fund(1)(4)(10)
CG - Multi-Strategy Income Fund(1)(4)(10)
CG - Tactical Maximum Growth Fund(1)(4)(10)
CG - Tactical Moderate Growth Fund(1)(4)(10)
Curian Dynamic Risk Advantage - Diversified Fund(1)(10)
Curian Dynamic Risk Advantage - Growth Fund(1)(10)
Curian Dynamic Risk Advantage - Income Fund(1)(10)
Curian/Aberdeen Latin America Fund(1)(10)
Curian/Ashmore Emerging Market Small Cap Equity Fund(1)(10)
Curian/Baring International Fixed Income Fund(1)(10)
Curian/CenterSquare International Real Estate Securities Fund(1)(10)
Curian/PineBridge Merger Arbitrage Fund(1)(10)
Curian/Schroder Emerging Europe Fund(1)(10)
Curian/UBS Global Long Short Fixed Income Opportunities Fund(1)(10)

JG - Alt 100 Fund(2)(5)(8)
JG - Conservative Fund(2)(5)(8)
JG - Equity 100 Fund(2)(5)(8)
JG - Equity Income Fund(2)(5)(8)(10)
JG - Fixed Income 100 Fund(2)(5)(8)
JG - Growth Fund(2)(5)(8)
JG - Interest Rate Opportunities Fund(2)(5)(8)
JG - Maximum Growth Fund(2)(5)(8)
JG - Moderate Fund(2)(5)(8)
JG - Moderate Growth Fund(2)(5)(8)
JG - Real Assets Fund(2)(5)(8)
JNL Tactical ETF Conservative Fund(8)
JNLTactical ETF Growth Fund(8)
JNLTactical ETF Moderate Fund(8)
JNL/American Funds Global Growth Fund(8)
JNL/American Funds Growth Fund(8)
JNL/AQR Risk Parity Fund(8)
JNL/BlackRock Global Long Short Credit Fund(8)
JNL/DFA U.S. Micro Cap Fund(8)

JNL/DoubleLine Total Return Fund(8)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund(8)
JNL/Epoch Global Shareholder Yield Fund(8)
JNL/FAMCO Flex Core Covered Call Fund(8)
JNL/Franklin Templeton Natural Resources Fund(8)(10)
JNL/Lazard International Strategic Equity Fund(8)
JNL/MC Frontier Markets 100 Index Fund(6)(8)
JNL/Neuberger Berman Currency Fund(8)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(8)
JNL/Nicholas Convertible Arbitrage Fund(8)
JNL/PIMCO Credit Income Fund(8)
JNL/PPM America Long Short Credit Fund(3)(8)
JNL/T. Rowe Price Capital Appreciation Fund(8)
JNL/The Boston Company Equity Income Fund(8)
JNL/The London Company Focused U.S. Equity Fund(8)
JNL/Van Eck International Gold Fund(8)
JNL/WCM Focused International Equity Fund(8)

69

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 1 - Organization (continued)

JNL® Series Trust
JNL Alt 65 Fund - A(2)(7)(9)
JNL Disciplined Growth Fund - A(2)(9)
JNL Disciplined Moderate Fund - A(2)(9)
JNL Disciplined Moderate Growth Fund - A(2)(9)
JNL Institutional Alt 20 Fund - A(2)(9)
JNL Institutional Alt 35 Fund - A(2)(9)
JNL Institutional Alt 50 Fund - A(2)(9)
JNL Multi-Manager Alternative Fund - A(9)
JNL Multi-Manager Small Cap Growth Fund - A(8)(9)
JNL Multi-Manager Small Cap Value Fund - A(8)(9)
JNL/AB Dynamic Asset Allocation Fund - A(9)
JNL/American Funds® Balanced Allocation Fund - A(2)(9)
JNL/American Funds Blue Chip Income and Growth Fund - A(9)
JNL/American Funds Global Bond Fund - A(9)
JNL/American Funds Global Small Capitalization Fund - A(9)
JNL/American Funds Growth-Income Fund - A(9)
JNL/American Funds Growth Allocation Fund - A(2)(9)
JNL/American Funds International Fund - A(9)
JNL/American Funds New World Fund - A(9)
JNL/AQR Managed Futures Strategy Fund - A(9)
JNL/BlackRock Global Allocation Fund - A(9)
JNL/BlackRock Large Cap Select Growth Fund - A(9)
JNL/BlackRock Natural Resources Fund - A(7)(9)
JNL/Boston Partners Global Long Short Equity Fund - A(9)
JNL/Brookfield Global Infrastructure and MLP Fund - A(9)
JNL/Capital Guardian Global Balanced Fund - A(9)
JNL/Capital Guardian Global Diversified Research Fund - A(9)
JNL/Causeway International Value Select Fund - A(8)(9)
JNL/DFA U.S. Core Equity Fund - A(9)
JNL/DoubleLine Shiller Enhanced CAPE Fund - A(9)
JNL/Eastspring Investments Asia ex-Japan Fund - A(3)(9)
JNL/Eastspring Investments China-India Fund - A(3)(9)
JNL/Franklin Templeton Founding Strategy Fund - A(2)(9)
JNL/Franklin Templeton Global Growth Fund - A(9)

JNL/Franklin Templeton Global Multisector Bond Fund - A(9)
JNL/Franklin Templeton Income Fund - A(9)
JNL/Franklin Templeton International Small Cap Growth Fund - A(9)
JNL/Franklin Templeton Mutual Shares Fund - A(9)
JNL/Goldman Sachs Core Plus Bond Fund - A(9)
JNL/Goldman Sachs Emerging Markets Debt Fund - A(9)
JNL/Goldman Sachs Mid Cap Value Fund - A(9)
JNL/Goldman Sachs U.S. Equity Flex Fund - A(9)
JNL/Harris Oakmark Global Equity Fund - A(9)
JNL/Invesco Global Real Estate Fund - A(9)
JNL/Invesco International Growth Fund - A(9)
JNL/Invesco Large Cap Growth Fund - A(9)
JNL/Invesco Mid Cap Value Fund - A(9)
JNL/Invesco Small Cap Growth Fund - A(9)
JNL/Ivy Asset Strategy Fund - A(9)
JNL/JPMorgan MidCap Growth Fund - A(9)
JNL/JPMorgan U.S. Government & Quality Bond Fund - A(9)
JNL/Lazard Emerging Markets Fund - A(9)
JNL/MC 10 x 10 Fund - A(2)(6)(9)
JNL/MC Bond Index Fund - A(6)(9)
JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A(6)(9)(10)
JNL/MC Emerging Markets Index Fund - A(6)(9)
JNL/MC European 30 Fund - A(6)(9)
JNL/MC Global Alpha Fund - A(6)(9)(10)
JNL/MC Index 5 Fund - A(2)(6)(9)
JNL/MC International Index Fund - A(6)(9)
JNL/MC Pacific Rim 30 Fund - A(6)(9)
JNL/MC S&P 400 MidCap Index Fund - A(6)(9)
JNL/MC S&P 500 Index Fund - A(6)(9)
JNL/MC Small Cap Index Fund - A(6)(9)
JNL/MC Utilities Sector Fund - A(6)(9)
JNL/MMRS Conservative Fund - A(9)
JNL/MMRS Growth Fund - A(9)
JNL/MMRS Moderate Fund - A(9)

JNL/Morgan Stanley Mid Cap Growth Fund - A(9)
JNL/Neuberger Berman Strategic Income Fund - A(9)
JNL/Oppenheimer Emerging Markets Innovator Fund - A(9)
JNL/Oppenheimer Global Growth Fund - A(9)
JNL/PIMCO Real Return Fund - A(9)
JNL/PIMCO Total Return Bond Fund - A(9)
JNL/PPM America Floating Rate Income Fund - A(3)(9)
JNL/PPM America High Yield Bond Fund - A(3)(9)
JNL/PPM America Mid Cap Value Fund - A(3)(9)
JNL/PPM America Small Cap Value Fund - A(3)(9)
JNL/PPM America Value Equity Fund - A(3)(9)
JNL/Red Rocks Listed Private Equity Fund - A(9)
JNL/S&P 4 Fund - A(2)(9)
JNL/S&P Competitive Advantage Fund - A(9)
JNL/S&P Dividend Income & Growth Fund - A(9)
JNL/S&P International 5 Fund - A(9)
JNL/S&P Intrinsic Value Fund - A(9)
JNL/S&P Managed Aggressive Growth Fund - A(9)
JNL/S&P Managed Conservative Fund - A(9)
JNL/S&P Managed Growth Fund - A(9)
JNL/S&P Managed Moderate Fund - A(9)
JNL/S&P Managed Moderate Growth Fund - A(9)
JNL/S&P Mid 3 Fund - A(9)
JNL/S&P Total Yield Fund - A(9)
JNL/Scout Unconstrained Bond Fund - A(9)
JNL/T. Rowe Price Established Growth Fund - A(9)
JNL/T. Rowe Price Mid-Cap Growth Fund - A(9)
JNL/T. Rowe Price Short-Term Bond Fund - A(9)
JNL/T. Rowe Price Value Fund - A(9)
JNL/Westchester Capital Event Driven Fund - A(9)
JNL/WMC Balanced Fund - A(9)
JNL/WMC Money Market Fund - A(9)
JNL/WMC Value Fund - A(9)

70

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 1 - Organization (continued)

JNL Variable Fund LLC
JNL/MC 25 Fund - A(6)(9)(10) JNL/MC Communications Sector Fund - A(6)(9)(11) JNL/MC Consumer Brands Sector Fund - A(6)(9) JNL/MC Financial Sector Fund - A(6)(9) JNL/MC Healthcare Sector Fund - A(6)(9)	JNL/MC JNL 5 Fund - A(6)(9) JNL/MC JNL Optimized 5 Fund - A(6)(9)(10) JNL/MC Nasdaq 25 Fund - A(6)(9) JNL/MC Oil & Gas Sector Fund - A(6)(9)	JNL/MC S&P 24 Fund - A(6)(9) JNL/MC S&P® SMid 60 Fund - A(6)(9) JNL/MC Technology Sector Fund - A(6)(9) JNL/MC Value Line 30 Fund - A(6)(9)(10)

JNL Investors Series Trust
JNL/PPM America Total Return Fund - A(3)(9)

Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust. Prior to April 27, 2015, Curian Capital, LLC (“Curian”) served as investment advisor for the Funds comprising Curian Variable Series Trust. Curian Variable Series Trust was renamed Jackson Variable Series Trust effective April 27, 2015. Both JNAM and Curian are wholly-owned subsidiaries of Jackson and received fees for their services from each Fund.

During the year ended December 31, 2015, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
CG - Alt 100 Moderate Fund	JG - Alt 100 Fund	April 27, 2015
CG - Conservative Fund	JG - Conservative Fund	April 27, 2015
CG - Equity 100 Fund	JG - Equity 100 Fund	April 27, 2015
CG - Equity Income Fund	JG - Equity Income Fund	April 27, 2015
CG - Fixed Income 100 Fund	JG - Fixed Income 100 Fund	April 27, 2015
CG - Growth Fund	JG - Growth Fund	April 27, 2015
CG - Interest Rate Opportunities Fund	JG - Interest Rate Opportunities Fund	April 27, 2015
CG - Maximum Growth Fund	JG - Maximum Growth Fund	April 27, 2015
CG - Moderate Fund	JG - Moderate Fund	April 27, 2015
CG - Moderate Growth Fund	JG - Moderate Growth Fund	April 27, 2015
CG - Real Assets Fund	JG - Real Assets Fund	April 27, 2015
Curian Focused U.S. Equity Fund	JNL/The London Company Focused U.S. Equity Fund	April 27, 2015
Curian Focused International Equity Fund	JNL/WCM Focused International Equity Fund	April 27, 2015
Curian Long Short Credit Fund	JNL/PPM America Long Short Credit Fund	April 27, 2015
Curian Tactical Advantage 35 Fund	JNL Tactical ETF Conservative Fund	April 27, 2015
Curian Tactical Advantage 60 Fund	JNL Tactical ETF Moderate Fund	April 27, 2015
Curian Tactical Advantage 75 Fund	JNL Tactical ETF Growth Fund	April 27, 2015
Curian/American Funds Global Growth Fund	JNL/American Funds Global Growth Fund	April 27, 2015
Curian/American Funds Growth Fund	JNL/American Funds Growth Fund	April 27, 2015
Curian/AQR Risk Parity Fund	JNL/AQR Risk Parity Fund	April 27, 2015
Curian/BlackRock Global Long Short Credit Fund	JNL/BlackRock Global Long Short Credit Fund	April 27, 2015

71

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 1 - Organization (continued)

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
Curian/DFA U.S. Micro Cap Fund	JNL/DFA U.S. Micro Cap Fund	April 27, 2015
Curian/DoubleLine Total Return Fund	JNL/DoubleLine Total Return Fund	April 27, 2015
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	April 27, 2015
Curian/Epoch Global Shareholder Yield Fund	JNL/Epoch Global Shareholder Yield Fund	April 27, 2015
Curian/FAMCO Flex Core Covered Call Fund	JNL/FAMCO Flex Core Covered Call Fund	April 27, 2015
Curian/Franklin Templeton Frontier Markets Fund	JNL/Franklin Templeton Frontier Markets Fund	April 27, 2015
Curian/Franklin Templeton Natural Resources Fund	JNL/Franklin Templeton Natural Resources Fund	April 27, 2015
Curian/Lazard International Strategic Equity Fund	JNL/Lazard International Strategic Equity Fund	April 27, 2015
Curian/Neuberger Berman Currency Fund	JNL/Neuberger Berman Currency Fund	April 27, 2015
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	April 27, 2015
Curian/Nicholas Convertible Arbitrage Fund	JNL/Nicholas Convertible Arbitrage Fund	April 27, 2015
Curian/PIMCO Credit Income Fund	JNL/PIMCO Credit Income Fund	April 27, 2015
Curian/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Capital Appreciation Fund	April 27, 2015
Curian/The Boston Company Equity Income Fund	JNL/The Boston Company Equity Income Fund	April 27, 2015
Curian/Van Eck International Gold Fund	JNL/Van Eck International Gold Fund	April 27, 2015
JNL Institutional Alt 65 Fund - A	JNL Alt 65 Fund - A	April 27, 2015
JNL/Franklin Templeton Frontier Markets Fund	JNL/MC Frontier Markets 100 Index Fund	September 28, 2015
JNL/AllianceBernstein Dynamic Asset Allocation Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	September 28, 2015
JNL/BlackRock Commodity Securities Strategy Fund - A	JNL/BlackRock Natural Resources Fund - A	September 28, 2015
JNL/Eagle SmallCap Equity Fund - A	JNL Multi-Manager Small Cap Growth Fund - A	September 28, 2015
JNL/Franklin Templeton Small Cap Value Fund - A	JNL Multi-Manager Small Cap Value Fund - A	September 28, 2015
JNL/JPMorgan International Value Fund - A	JNL/Causeway International Value Select Fund - A	September 28, 2015

During the year ended December 31, 2015, the following Fund acquisitions were completed:

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
CG - Alt 100 Conservative Fund	JG - Alt 100 Fund	April 27, 2015
CG - Alt 100 Growth Fund	JG - Alt 100 Fund	April 27, 2015
CG - International Conservative Fund	JG - Conservative Fund	April 27, 2015
CG - International Growth Fund	JG - Growth Fund	April 27, 2015
CG - International Moderate Fund	JG - Moderate Fund	April 27, 2015
CG - Institutional Alt 65 Fund	JNL Alt 65 Fund - A	April 27, 2015
CG - Multi-Strategy Income Fund	JG - Fixed Income 100 Fund	April 27, 2015
CG - Tactical Maximum Growth Fund	JG - Maximum Growth Fund	April 27, 2015
CG - Tactical Moderate Growth Fund	JG - Moderate Growth Fund	April 27, 2015
Curian Dynamic Risk Advantage - Diversified Fund	JNL/MMRS Conservative Fund - A	April 27, 2015

72

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 1 - Organization (continued)

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
Curian Dynamic Risk Advantage - Growth Fund	JNL/MMRS Moderate Fund - A	April 27, 2015
Curian Dynamic Risk Advantage - Income Fund	JNL/MMRS Conservative Fund - A	April 27, 2015
Curian/Aberdeen Latin America Fund	JNL/Lazard Emerging Markets Fund - A	April 27, 2015
Curian/Ashmore Emerging Market Small Cap Equity Fund	JNL/Lazard Emerging Markets Fund - A	April 27, 2015
Curian/Baring International Fixed Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund - A	April 27, 2015
Curian/CenterSquare International Real Estate Securities Fund	JNL/Invesco Global Real Estate Fund - A	April 27, 2015
Curian/PineBridge Merger Arbitrage Fund	JNL/Nicholas Convertible Arbitrage Fund	April 27, 2015
Curian/Schroder Emerging Europe Fund	JNL/Lazard Emerging Markets Fund - A	April 27, 2015
Curian/UBS Global Long Short Fixed Income Opportunities Fund	JNL/BlackRock Global Long Short Credit Fund	April 27, 2015
JNL/MC Global Alpha Fund - A	JNL/AQR Managed Futures Strategy Fund - A	April 27, 2015
JNL/MC JNL Optimized 5 Fund - A	JNL/MC JNL 5 Fund - A	April 27, 2015
JNL/MC Value Line 30 Fund - A	JNL/MC S&P 24 Fund - A	April 27, 2015
JG - Equity Income Fund	JNL/The Boston Company Equity Income Fund	September 28, 2015
JNL/Franklin Templeton Natural Resources Fund	JNL/BlackRock Natural Resources Fund - A	September 28, 2015
JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	September 28, 2015
JNL/MC 25 Fund - A	JNL/S&P 4 Fund - A	September 28, 2015

(1) The Fund was advised by Curian, an affiliate of Jackson, prior to April 27, 2015. Effective April 27, 2015, the Fund was acquired by a Fund advised by JNAM.
(2) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
(3) The Fund is sub-advised by an affiliate of Jackson.
(4) “CG” denotes the Fund of Fund group Curian Guidance throughout these financial statements.
(5) “JG” denotes the Fund of Fund group JNAM Guidance throughout these financial statements.
(6) “MC” denotes the sub-adviser Mellon Capital throughout these financial statements.
(7) The Fund’s name was changed during the year ended December 31, 2015 to align the Fund name with its investment strategy.
(8) The Fund’s name was changed during the year ended December 31, 2015 due to a change in adviser or sub-adviser(s).
(9) “A” denotes Class A shares of the respective Fund throughout these financial statements.
(10) This Fund is no longer available as of December 31, 2015.
(11) JNL/MC Communications Sector Fund is closed to new contract owners.

73

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments

The Separate Account’s ‘Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2015.

FASB ASC Topic 820, “Fair Value Measurement”

Recently adopted Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) eliminates the requirement to categorize investments in the fair value hierarchy if its fair value is measured at net asset value using a practical expedient. As of December 31, 2015, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported net asset value (“NAV”) and as such are not included in the fair value hierarchy required under FASB ASC Topic 820, “Fair Value Measurement”.  On each valuation date, the NAV of each corresponding Fund is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment valued as a practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

74

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 3 - Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

Contract Owner Charges

The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.42% to 0.72%, depending on the contract, of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

75

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 3 - Contract Charges (continued)

Asset-based Charges

The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual costs of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $159,680 and $278,348 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments from contract transactions.

76

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 5 - Purchases and Sales of Investments

For the year ended December 31, 2015, cost of purchases and proceeds from sales of the Investment Divisions’ investments in the corresponding Funds are as follows:

Jackson Variable Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
CG - Alt 100 Conservative Fund*	$376,527	$2,536,240	JG - Moderate Growth Fund	28,244,041	5,176,181
CG - Alt 100 Growth Fund*	289,654	4,143,319	JG - Real Assets Fund	509,952	150,210
CG - International Conservative Fund*	45,812	308,170	JNL Tactical ETF Conservative Fund	2,601,433	1,531,702
CG - International Growth Fund*	370,742	727,277	JNL Tactical ETF Growth Fund	4,642,185	1,434,662
CG - International Moderate Fund*	57,018	794,979	JNL Tactical ETF Moderate Fund	6,185,850	875,284
CG - Institutional Alt 65 Fund*	505,059	6,204,460	JNL/American Funds Global Growth Fund	4,182,134	891,848
CG - Multi-Strategy Income Fund*	234,404	2,295,872	JNL/American Funds Growth Fund	8,550,574	2,472,349
CG - Tactical Maximum Growth Fund*	1,144,108	7,524,800	JNL/AQR Risk Parity Fund	2,126,875	371,833
CG - Tactical Moderate Growth Fund*	719,509	14,332,780	JNL/BlackRock Global Long Short Credit Fund	2,614,640	924,008
Curian Dynamic Risk Advantage - Diversified Fund*	1,740,064	10,905,696	JNL/DFA U.S. Micro Cap Fund	1,618,213	1,083,420
Curian Dynamic Risk Advantage - Growth Fund*	80,546	3,261,263	JNL/DoubleLine Total Return Fund	26,214,383	6,125,719
Curian Dynamic Risk Advantage - Income Fund*	705,116	8,210,191	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	1,123,744	583,593
Curian/Aberdeen Latin America Fund*	44,464	195,612	JNL/Epoch Global Shareholder Yield Fund	694,230	662,234
Curian/Ashmore Emerging Market Small Cap Equity Fund*	53,206	332,769	JNL/FAMCO Flex Core Covered Call Fund	6,170,189	2,523,776
Curian/Baring International Fixed Income Fund*	158,673	561,713	JNL/Franklin Templeton Natural Resources Fund**	1,894,278	2,286,215
Curian/CenterSquare International Real Estate Securities Fund*	89,646	494,780	JNL/Lazard International Strategic Equity Fund	2,801,569	643,300
Curian/PineBridge Merger Arbitrage Fund*	268,992	5,027,749	JNL/MC Frontier Markets 100 Index Fund	1,154,390	329,963
Curian/Schroder Emerging Europe Fund*	64,448	409,467	JNL/Neuberger Berman Currency Fund	248,474	256,083
Curian/UBS Global Long Short Fixed Income Opportunities Fund*	123,358	1,165,981	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	458,151	54,779
JG - Alt 100 Fund	12,153,742	5,049,749	JNL/Nicholas Convertible Arbitrage Fund	6,086,985	2,603,998
JG - Conservative Fund	5,271,949	1,884,991	JNL/PIMCO Credit Income Fund	3,796,751	1,499,943
JG - Equity 100 Fund	1,540,211	678,633	JNL/PPM America Long Short Credit Fund	549,669	465,752
JG - Equity Income Fund**	2,659,830	9,807,367	JNL/T. Rowe Price Capital Appreciation Fund	14,304,995	2,024,002
JG - Fixed Income 100 Fund	3,352,502	1,466,677	JNL/The Boston Company Equity Income Fund	10,771,057	2,609,437
JG - Growth Fund	9,289,507	1,277,409	JNL/The London Company Focused U.S. Equity Fund	402,162	145,103
JG - Interest Rate Opportunities Fund	979,642	800,199	JNL/Van Eck International Gold Fund	1,025,651	473,127
JG - Maximum Growth Fund	8,800,035	1,712,881	JNL/WCM Focused International Equity Fund	335,306	68,024
JG - Moderate Fund	11,586,112	3,319,547

JNL Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Alt 65 Fund - A	$8,414,553	$4,423,622	JNL Disciplined Moderate Fund - A	$25,551,133	$15,726,979
JNL Disciplined Growth Fund - A	16,579,580	11,133,138	JNL Disciplined Moderate Growth Fund - A	30,069,737	15,709,475

77

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 5 - Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Institutional Alt 20 Fund - A	$22,054,420	$18,211,889	JNL/Goldman Sachs Core Plus Bond Fund - A	$25,061,076	$22,852,497
JNL Institutional Alt 35 Fund - A	20,760,089	20,801,741	JNL/Goldman Sachs Emerging Markets Debt Fund - A	2,305,023	3,879,413
JNL Institutional Alt 50 Fund - A	27,992,972	28,481,339	JNL/Goldman Sachs Mid Cap Value Fund - A	29,343,066	15,608,804
JNL Multi-Manager Alternative Fund - A	508,353	28,268	JNL/Goldman Sachs U.S. Equity Flex Fund - A	22,259,219	11,802,902
JNL Multi-Manager Small Cap Growth Fund - A	26,533,028	16,587,852	JNL/Harris Oakmark Global Equity Fund - A	976,604	64,948
JNL Multi-Manager Small Cap Value Fund - A	13,175,619	15,596,451	JNL/Invesco Global Real Estate Fund - A	37,773,089	21,120,170
JNL/AB Dynamic Asset Allocation Fund - A	2,055,556	1,303,438	JNL/Invesco International Growth Fund - A	19,543,351	11,400,547
JNL/American Funds Balanced Allocation Fund - A	34,540,167	8,155,855	JNL/Invesco Large Cap Growth Fund - A	19,000,662	7,565,424
JNL/American Funds Blue Chip Income and Growth Fund - A	53,082,202	40,282,447	JNL/Invesco Mid Cap Value Fund - A	7,151,080	4,736,767
JNL/American Funds Global Bond Fund - A	5,676,395	5,285,900	JNL/Invesco Small Cap Growth Fund - A	41,508,461	10,726,943
JNL/American Funds Global Small Capitalization Fund - A	14,190,970	7,838,471	JNL/Ivy Asset Strategy Fund - A	23,127,059	33,320,322
JNL/American Funds Growth-Income Fund - A	73,463,499	26,636,513	JNL/JPMorgan MidCap Growth Fund - A	45,927,260	15,812,907
JNL/American Funds Growth Allocation Fund - A	22,846,575	7,602,176	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	25,561,499	14,805,761
JNL/American Funds International Fund - A	30,247,979	10,937,104	JNL/Lazard Emerging Markets Fund - A	5,956,456	6,152,288
JNL/American Funds New World Fund - A	16,506,682	8,195,984	JNL/MC 10 x 10 Fund - A	6,753,093	7,702,558
JNL/AQR Managed Futures Strategy Fund - A	11,936,824	3,377,177	JNL/MC Bond Index Fund - A	21,111,226	12,223,291
JNL/BlackRock Global Allocation Fund - A	67,719,846	31,841,726	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A**	3,107,052	6,157,545
JNL/BlackRock Large Cap Select Growth Fund - A	34,704,146	10,530,500	JNL/MC Emerging Markets Index Fund - A	16,272,997	7,806,946
JNL/BlackRock Natural Resources Fund - A	18,181,848	11,167,580	JNL/MC European 30 Fund - A	29,905,328	9,312,320
JNL/Boston Partners Global Long Short Equity Fund - A	1,842,503	294,741	JNL/MC Global Alpha Fund - A*	187,026	3,485,753
JNL/Brookfield Global Infrastructure and MLP Fund - A	24,111,282	23,726,385	JNL/MC Index 5 Fund - A	18,783,418	11,575,489
JNL/Capital Guardian Global Balanced Fund - A	5,344,837	4,339,614	JNL/MC International Index Fund - A	36,927,896	21,866,177
JNL/Capital Guardian Global Diversified Research Fund - A	4,211,120	2,859,133	JNL/MC Pacific Rim 30 Fund - A	15,219,326	6,268,416
JNL/Causeway International Value Select Fund - A	11,733,692	6,020,722	JNL/MC S&P 400 MidCap Index Fund - A	57,150,596	23,989,527
JNL/DFA U.S. Core Equity Fund - A	15,126,436	6,798,277	JNL/MC S&P 500 Index Fund - A	120,395,423	68,000,715
JNL/DoubleLine Shiller Enhanced CAPE Fund - A	631,859	45,968	JNL/MC Small Cap Index Fund - A	45,072,910	16,902,473
JNL/Eastspring Investments Asia ex-Japan Fund - A	3,963,245	3,033,186	JNL/MC Utilities Sector Fund	2,070,904	1,930,995
JNL/Eastspring Investments China-India Fund - A	12,527,728	14,139,145	JNL/MMRS Conservative Fund - A	22,470,373	3,941,081
JNL/Franklin Templeton Founding Strategy Fund - A	13,633,280	18,966,086	JNL/MMRS Growth Fund - A	1,421,220	289,410
JNL/Franklin Templeton Global Growth Fund - A	8,839,929	6,011,466	JNL/MMRS Moderate Fund - A	12,150,160	4,405,391
JNL/Franklin Templeton Global Multisector Bond Fund - A	19,064,576	10,855,988	JNL/Morgan Stanley Mid Cap Growth Fund - A	6,956,916	2,202,761
JNL/Franklin Templeton Income Fund - A	41,934,900	35,543,136	JNL/Neuberger Berman Strategic Income Fund - A	17,037,941	13,002,679
JNL/Franklin Templeton International Small Cap Growth Fund - A	14,662,375	6,139,258	JNL/Oppenheimer Emerging Markets Innovator Fund - A	507,808	141,858
JNL/Franklin Templeton Mutual Shares Fund - A	12,038,266	8,466,802	JNL/Oppenheimer Global Growth Fund - A	41,663,454	13,562,433

78

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 5 - Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/PIMCO Real Return Fund - A	$18,399,794	$19,627,422	JNL/S&P Managed Growth Fund - A	$64,357,711	$63,453,442
JNL/PIMCO Total Return Bond Fund - A	54,120,385	53,674,455	JNL/S&P Managed Moderate Fund - A	43,965,205	51,585,773
JNL/PPM America Floating Rate Income Fund - A	35,522,403	33,369,767	JNL/S&P Managed Moderate Growth Fund - A	68,469,397	75,980,686
JNL/PPM America High Yield Bond Fund - A	37,623,374	42,034,260	JNL/S&P Mid 3 Fund - A	12,092,302	3,133,954
JNL/PPM America Mid Cap Value Fund - A	10,616,102	5,301,704	JNL/S&P Total Yield Fund - A	20,072,917	15,672,926
JNL/PPM America Small Cap Value Fund - A	22,213,305	3,625,370	JNL/Scout Unconstrained Bond Fund - A	3,006,023	1,012,728
JNL/PPM America Value Equity Fund - A	2,442,995	2,831,025	JNL/T. Rowe Price Established Growth Fund - A	127,001,376	38,055,366
JNL/Red Rocks Listed Private Equity Fund - A	8,957,321	5,395,534	JNL/T. Rowe Price Mid-Cap Growth Fund - A	79,516,261	36,183,483
JNL/S&P 4 Fund - A	217,526,591	67,677,972	JNL/T. Rowe Price Short-Term Bond Fund - A	28,572,549	17,320,190
JNL/S&P Competitive Advantage Fund - A	49,575,606	23,068,493	JNL/T. Rowe Price Value Fund - A	37,221,820	21,493,311
JNL/S&P Dividend Income & Growth Fund - A	65,126,607	44,795,349	JNL/Westchester Capital Event Driven Fund - A	37,236	2,599
JNL/S&P International 5 Fund - A	2,080,192	352,619	JNL/WMC Balanced Fund - A	95,686,146	66,571,665
JNL/S&P Intrinsic Value Fund - A	47,000,870	28,453,667	JNL/WMC Money Market Fund - A	120,104,710	116,980,911
JNL/S&P Managed Aggressive Growth Fund - A	32,619,724	32,504,932	JNL/WMC Value Fund - A	15,141,686	8,032,273
JNL/S&P Managed Conservative Fund - A	32,472,650	34,205,286

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MC 25 Fund - A**	$13,831,343	$43,784,172	JNL/MC Nasdaq 25 Fund - A	$32,804,204	$21,445,946
JNL/MC Communications Sector Fund - A	1,882,121	2,464,363	JNL/MC Oil & Gas Sector Fund - A	46,391,519	20,238,925
JNL/MC Consumer Brands Sector Fund - A	43,213,029	10,928,597	JNL/MC S&P 24 Fund - A	45,552,445	7,036,178
JNL/MC Financial Sector Fund - A	31,036,747	14,983,650	JNL/MC S&P SMid 60 Fund - A	11,728,320	6,305,353
JNL/MC Healthcare Sector Fund - A	134,302,498	54,256,707	JNL/MC Technology Sector Fund - A	64,125,940	27,842,433
JNL/MC JNL 5 Fund - A	63,202,984	59,014,806	JNL/MC Value Line 30 Fund - A*	1,140,174	36,894,087
JNL/MC JNL Optimized 5 Fund - A*	2,838,178	39,641,460

JNL Investors Series Trust
	Cost of Purchases	Proceeds from Sales
JNL/PPM America Total Return Fund - A	$6,969,684	$2,097,149
*No longer available as of April 27, 2015.
**No longer available as of September 28, 2015.

79

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2015

Note 6 - Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements are issued and the following events occurred:

On March 21, 2016, contract holders of the applicable Investment Division as shareowners in the acquired Fund approved the following acquisitions: JNL/Mellon Capital Frontier Markets 100 Index Fund into JNL/Mellon Capital Emerging Markets Index Fund; JNL/Eastspring Investments Asia ex-Japan Fund into JNL/Eastspring Investments China-India Fund (renamed JNL/Invesco China-India Fund); JNL/Invesco Large Cap Growth Fund into JNL/BlackRock Large Cap Select Growth Fund; and JNL/Capital Guardian Global Diversified Research Fund into JNL/Oppenheimer Global Growth Fund. The acquisitions will be effective after close of business on April 22, 2016. Also effective after close of business on April 22, 2016, JNL/PPM America Total Return Fund will be acquired by JNL/PPM America Total Return Fund, a separate series of JNL Series Trust.

No other events were noted that required adjustments to the financial statements or disclosures in the notes.

80

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
 The following is a summary for each period in the five-year period ended December 31, 2015, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Investment Division data. Unit values for Investment Divisions that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Investment Division of the Separate Account.

	CG - Alt 100 Conservative Fund (b) (c)	CG - Alt 100 Growth Fund (b) (c)	CG - International Conservative Fund (b) (c)	CG - International Growth Fund (b) (c)	CG - International Moderate Fund (b) (c)	CG - Institutional Alt 65 Fund (a) (c)	CG - Multi-Strategy Income Fund (b) (c)	CG - Tactical Maximum Growth Fund (a) (c)	CG - Tactical Moderate Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Diversified Fund (a) (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.227176	$10.494979	$9.439385	$10.111313	$9.733887	$11.651888	$9.864068	$12.388913	$12.361261	$10.736202
Total Return *	3.01%	3.01%	0.30%	4.73%	2.58%	3.84%	1.57%	4.59%	5.40%	2.63%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$9.928452	$10.188288	$9.411280	$9.654782	$9.488765	$11.220893	$9.712030	$11.845421	$11.728244	$10.461171
Total Return *	0.12%	0.93%	-3.25%	-4.45%	-4.41%	1.32%	0.66%	2.49%	3.14%	3.86%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$9.916105	$10.094605	$9.727060	$10.104903	$9.926070	$11.074650	$9.648368	$11.557453	$11.371312	$10.072245
Total Return *	-0.43%***	-0.08%***	0.64%***	5.32%***	-0.59%***	7.28%	-2.56%***	13.92%	11.22%	0.83%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	n/a	n/a	$10.323284	n/a	$10.145070	$10.224384	$9.989137
Total Return *	n/a	n/a	n/a	n/a	n/a	4.12%***	n/a	0.44%***	2.23%***	0.39%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	1.25%	n/a	1.25%	1.25%	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

81

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - Alt 100 Conservative Fund (b) (c)	CG - Alt 100 Growth Fund (b) (c)	CG - International Conservative Fund (b) (c)	CG - International Growth Fund (b) (c)	CG - International Moderate Fund (b) (c)	CG - Institutional Alt 65 Fund (a) (c)	CG - Multi-Strategy Income Fund (b) (c)	CG - Tactical Maximum Growth Fund (a) (c)	CG - Tactical Moderate Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Diversified Fund (a) (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.278073	$10.547214	$9.487367	$10.191574	$9.782234	$11.745804	$9.913191	$12.549173	$12.520903	$10.822740
Total Return *	3.09%	3.09%	0.38%	4.48%***	2.66%	3.92%	1.64%	4.72%	5.53%	2.71%
Ratio of Expenses **	1.00%	1.00%	1.00%	0.85%	1.00%	1.00%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2014

Unit Value	$9.970075	$10.231005	$9.451735	$9.694882	$9.528454	$11.302511	$9.752778	$11.983670	$11.864871	$10.537281
Total Return *	0.38%	1.18%	-3.00%	-4.22%	-4.17%	1.57%	0.91%	2.90%	0.82%***	4.12%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$9.932810	$10.111625	$9.744467	$10.121536	$9.942700	$11.127362	$9.664656	$11.645665	$11.425453	$10.120201
Total Return *	-0.85%***	0.36%***	1.00%***	3.58%***	-0.62%***	7.55%	-3.10%***	5.83%***	11.50%	1.08%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%	1.00%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	n/a	n/a	$10.346523	n/a	$10.168140	$10.247414	$10.011633
Total Return *	n/a	n/a	n/a	n/a	n/a	5.79%***	n/a	5.54%***	2.21%***	-0.15%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	1.00%	n/a	1.00%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

82

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - Alt 100 Conservative Fund (b) (c)	CG - Alt 100 Growth Fund (b) (c)	CG - International Conservative Fund (b) (c)	CG - International Growth Fund (b) (c)	CG - International Moderate Fund (b) (c)	CG - Institutional Alt 65 Fund (a) (c)	CG - Multi-Strategy Income Fund (b) (c)	CG - Tactical Maximum Growth Fund (a) (c)	CG - Tactical Moderate Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Diversified Fund (a) (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Units Outstanding (in thousands)	—	—	—	—	—	—	—	—	—	—
Investment Income Ratio *	1.15%	1.59%	0.57%	1.30%	1.05%	1.66%	1.42%	1.42%	1.11%	0.50%

Period ended December 31, 2014

Net Assets (in thousands)	$2,138	$3,864	$264	$347	$736	$5,861	$2,063	$6,462	$13,390	$9,474
Units Outstanding (in thousands)	215	378	28	36	77	520	212	542	1,136	901
Investment Income Ratio *	0.61%	0.76%	0.95%	0.81%	0.94%	0.86%	1.49%	0.53%	0.97%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$660	$1,441	$92	$182	$431	$5,098	$1,125	$4,985	$8,302	$8,624
Units Outstanding (in thousands)	66	143	9	18	43	459	117	429	728	853
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.00%	0.17%	0.00%	0.00%	0.34%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	$2,615	n/a	$1,446	$4,623	$2,515
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	253	n/a	142	452	251
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	0.00%	n/a	0.00%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

83

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Income Fund (a) (c)	Curian/Aberdeen Latin America Fund (b) (c)	Curian/Ashmore Emerging Market Small Cap Equity Fund (b) (c)	Curian/Baring International Fixed Income Fund (b) (c)	Curian/ CenterSquare International Real Estate Securities Fund (b) (c)	Curian/PineBridge Merger Arbitrage Fund (a) (c)	Curian/Schroder Emerging Europe Fund (b) (c)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (b) (c)	JG - Alt 100 Fund (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$9.253510	$11.130679	$6.601040	$10.330068	$8.903221	$9.792579	$9.656561	$8.027141	$9.424768	$10.174888
Total Return *	3.18%	1.45%	-4.28%	12.11%	-3.02%	6.26%	-0.28%	8.27%	1.09%	-2.93%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$8.968683	$10.972007	$6.895913	$9.214531	$9.180556	$9.215972	$9.683597	$7.414266	$9.322837	$10.481547
Total Return *	-5.40%	6.82%	-16.52%	-10.67%	-3.80%	-0.46%	-1.83%	-28.13%	-5.61%	1.00%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$9.481123	$10.271797	$8.260099	$10.314624	$9.543470	$9.258230	$9.864185	$10.316902	$9.876413	$10.377480
Total Return *	0.51%	0.17%	-0.47%***	13.62%***	-1.45%***	-1.76%***	-1.03%	5.02%***	-1.95%***	2.59%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$9.433310	$10.254443	n/a	n/a	n/a	n/a	$9.966882	n/a	n/a	$10.115590
Total Return *	-4.51%***	2.45%***	n/a	n/a	n/a	n/a	-0.02%***	n/a	n/a	3.27%***
Ratio of Expenses **	1.25%	1.25%	n/a	n/a	n/a	n/a	1.25%	n/a	n/a	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

84

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Income Fund (a) (c)	Curian/Aberdeen Latin America Fund (b) (c)	Curian/Ashmore Emerging Market Small Cap Equity Fund (b) (c)	Curian/Baring International Fixed Income Fund (b) (c)	Curian/ CenterSquare International Real Estate Securities Fund (b) (c)	Curian/PineBridge Merger Arbitrage Fund (a) (c)	Curian/Schroder Emerging Europe Fund (b) (c)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (b) (c)	JG - Alt 100 Fund (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$9.328309	$11.220417	$6.633739	$10.381510	$8.974412	$9.841243	$9.782042	$8.066582	$9.499980	$10.334693
Total Return *	3.26%	1.53%	-4.20%	12.19%	-2.90%	6.34%	-0.15%	8.35%	1.22%	-2.54%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%	0.85%	1.00%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$9.034124	$11.051832	$6.924670	$9.253182	$9.242413	$9.254533	$9.797186	$7.444885	$9.385503	$10.603680
Total Return *	-5.17%	7.08%	-16.31%	-10.44%	-7.07%***	-0.21%	-1.44%	-27.96%	-1.99%***	1.41%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%	0.85%	1.00%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$9.526462	$10.320692	$8.273825	$10.332040	$9.559820	$9.273734	$9.940048	$10.333666	$9.893089	$10.456496
Total Return *	0.76%	0.42%	-6.50%***	11.53%***	-0.67%***	-0.43%***	-0.63%	-4.74%***	-1.05%***	0.32%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%	1.00%	0.85%

Period ended December 31, 2012

Unit Value	$9.454752	$10.277535	n/a	n/a	n/a	n/a	$10.003438	n/a	n/a	$10.138417
Total Return *	-5.60%***	5.00%***	n/a	n/a	n/a	n/a	0.26%***	n/a	n/a	2.29%***
Ratio of Expenses **	1.00%	1.00%	n/a	n/a	n/a	n/a	0.85%	n/a	n/a	1.00%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

85

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Growth Fund (a) (c)	Curian Dynamic Risk Advantage - Income Fund (a) (c)	Curian/Aberdeen Latin America Fund (b) (c)	Curian/Ashmore Emerging Market Small Cap Equity Fund (b) (c)	Curian/Baring International Fixed Income Fund (b) (c)	Curian/ CenterSquare International Real Estate Securities Fund (b) (c)	Curian/PineBridge Merger Arbitrage Fund (a) (c)	Curian/Schroder Emerging Europe Fund (b) (c)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (b) (c)	JG - Alt 100 Fund (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$25,072
Units Outstanding (in thousands)	—	—	—	—	—	—	—	—	—	2,446
Investment Income Ratio *	0.00%	2.35%	0.01%	0.23%	0.00%	0.75%	0.00%	0.00%	3.32%	1.16%

Period ended December 31, 2014

Net Assets (in thousands)	$3,072	$7,654	$157	$246	$414	$383	$4,822	$317	$1,072	$19,386
Units Outstanding (in thousands)	341	694	23	27	45	41	495	43	115	1,840
Investment Income Ratio *	0.00%	1.90%	1.80%	0.02%	0.01%	4.64%	0.00%	4.08%	0.00%	1.12%

Period ended December 31, 2013

Net Assets (in thousands)	$2,030	$7,950	$56	$160	$145	$96	$4,389	$59	$469	$15,147
Units Outstanding (in thousands)	213	771	7	16	15	10	443	6	47	1,455
Investment Income Ratio *	0.00%	0.00%	1.35%	0.04%	1.14%	2.87%	0.00%	2.21%	0.00%	0.03%

Period ended December 31, 2012

Net Assets (in thousands)	$941	$2,504	n/a	n/a	n/a	n/a	$2,266	n/a	n/a	$6,324
Units Outstanding (in thousands)	100	244	n/a	n/a	n/a	n/a	227	n/a	n/a	624
Investment Income Ratio *	0.00%	2.72%	n/a	n/a	n/a	n/a	0.00%	n/a	n/a	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

86

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JG - Conservative Fund (a)	JG - Equity 100 Fund (a)	JG - Equity Income Fund (a) (d)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.399303	$13.035932	$11.785562	$9.438343	$10.935242	$9.241209	$12.081553	$11.509665	$11.513449	$8.333126
Total Return *	-2.92%	-2.47%	-8.17%	-3.31%	-2.01%	-5.10%	-2.55%	-2.56%	-2.56%	-12.60%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$10.712578	$13.365617	$12.833553	$9.761060	$11.159017	$9.737747	$12.397100	$11.811623	$11.816086	$9.534581
Total Return *	2.43%	3.53%	7.27%	0.87%	2.87%	-0.20%	2.97%	2.42%	2.82%	-2.88%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$10.458925	$12.909400	$11.964056	$9.676550	$10.848084	$9.757431	$12.040105	$11.532356	$11.492095	$9.816898
Total Return *	-0.40%	25.57%	15.34%	-3.63%	8.34%***	-1.24%***	17.30%	10.76%	10.37%	-0.95%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.501299	$10.280677	$10.372682	$10.041492	n/a	n/a	$10.263934	$10.412254	$10.412243	n/a
Total Return *	4.19%***	3.38%***	6.99%***	-0.11%***	n/a	n/a	2.16%***	3.86%***	3.08%***	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	n/a	n/a	1.25%	1.25%	1.25%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

87

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JG - Conservative Fund (a)	JG - Equity 100 Fund (a)	JG - Equity Income Fund (a) (d)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.501088	$13.209294	$11.893169	$9.563941	$11.052980	$9.303213	$12.271280	$11.690409	$11.694285	$8.389061
Total Return *	-2.68%	-2.08%	-8.00%	-2.92%	-1.61%	-4.86%	-2.15%	-2.15%***	-2.17%	-12.38%
Ratio of Expenses **	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2014

Unit Value	$10.790432	$13.489297	$12.926972	$9.851465	$11.234131	$9.778611	$12.541512	$11.897511	$11.953766	$9.574612
Total Return *	2.68%	-1.55%***	7.54%	-2.82%***	-0.37%***	0.05%	-0.50%***	2.68%	3.23%	-2.63%
Ratio of Expenses **	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	1.00%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$10.508634	$12.951487	$12.021064	$9.708256	$10.866519	$9.773907	$12.097419	$11.587209	$11.579589	$9.833497
Total Return *	-0.15%	25.88%	15.63%	-3.39%	6.27%***	-2.30%***	17.60%	11.03%	7.19%***	-0.07%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.524862	$10.288426	$10.396091	$10.049233	n/a	n/a	$10.287058	$10.435657	$10.435693	n/a
Total Return *	1.45%***	6.81%***	3.77%***	0.31%***	n/a	n/a	0.28%***	0.76%***	3.72%***	n/a
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	n/a	n/a	1.00%	1.00%	1.00%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

88

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JG - Conservative Fund (a)	JG - Equity 100 Fund (a)	JG - Equity Income Fund (a) (d)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$10,739	$5,301	$—	$5,594	$17,412	$3,609	$11,982	$30,300	$47,720	$622
Units Outstanding (in thousands)	1,026	404	—	589	1,582	389	982	2,612	4,112	74
Investment Income Ratio *	1.26%	2.25%	1.11%	1.22%	1.65%	0.95%	1.30%	1.64%	1.32%	0.82%

Period ended December 31, 2014

Net Assets (in thousands)	$7,768	$5,110	$8,031	$3,928	$10,217	$3,670	$5,967	$23,663	$27,429	$370
Units Outstanding (in thousands)	722	380	622	401	912	376	478	1,992	2,308	39
Investment Income Ratio *	0.94%	0.73%	4.70%	1.84%	0.48%	1.59%	0.63%	0.92%	0.73%	1.01%

Period ended December 31, 2013

Net Assets (in thousands)	$2,981	$2,259	$3,575	$1,251	$3,163	$2,397	$4,287	$9,543	$13,172	$284
Units Outstanding (in thousands)	284	175	298	129	291	245	355	825	1,142	29
Investment Income Ratio *	0.85%	0.09%	0.51%	0.47%	0.00%	0.00%	0.19%	0.48%	0.17%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$797	$292	$1,463	$278	n/a	n/a	$890	$2,455	$4,377	n/a
Units Outstanding (in thousands)	76	28	141	28	n/a	n/a	87	235	420	n/a
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	n/a	n/a	0.00%	0.00%	0.00%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

89

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$11.057196	$12.539329	$11.940608	$11.632279	$15.134524	$9.465401	$9.750850	$13.531821	$10.235384	$9.835931
Total Return *	-0.97%	-1.24%	-1.09%	5.30%	5.12%	-11.42%	-2.57%	-6.02%	-1.17%***	0.74%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.46%	1.25%

Period ended December 31, 2014

Unit Value	$11.165416	$12.696714	$12.072143	$11.046631	$14.397508	$10.686224	$10.008388	$14.398510	$10.478404	$9.763528
Total Return *	2.74%	3.26%	3.23%	0.79%	6.64%	6.61%	-0.07%	0.78%	5.17%	3.43%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$10.868066	$12.295748	$11.694231	$10.960114	$13.500798	$10.023693	$10.015287	$14.286772	$9.963773	$9.440133
Total Return *	5.27%	17.00%	12.29%	4.41%***	27.84%	-1.51%***	0.31%***	41.85%	-0.80%***	-5.90%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.323518	$10.508894	$10.413985	n/a	$10.560607	n/a	n/a	$10.071412	n/a	n/a
Total Return *	5.41%***	5.47%***	2.70%***	n/a	2.78%***	n/a	n/a	3.58%***	n/a	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	n/a	1.25%	n/a	n/a	1.25%	n/a	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

90

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$11.165503	$12.736262	$12.128067	$11.739421	$15.372191	$9.519610	$9.855677	$13.711652	$10.619877	$9.941726
Total Return *	-0.72%	-0.84%	-0.69%	5.72%	5.54%	-11.20%	-2.18%	-5.64%	0.83%	-1.14%***
Ratio of Expenses **	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$11.246631	$12.844628	$12.212727	$11.103859	$14.565207	$10.720593	$10.075604	$14.531633	$10.532614	$9.804489
Total Return *	2.99%	0.46%***	3.65%	1.99%***	7.07%	6.88%	-1.18%***	7.80%***	5.59%	3.68%
Ratio of Expenses **	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$10.919785	$12.354317	$11.783178	$10.968059	$13.603532	$10.030855	$10.032095	$14.333220	$9.975345	$9.456052
Total Return *	5.54%	17.30%	9.33%***	8.41%***	10.03%***	-2.10%***	0.54%***	42.21%	-1.62%***	-1.55%***
Ratio of Expenses **	1.00%	1.00%	0.85%	1.00%	0.85%	1.00%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.346749	$10.532592	$10.437409	n/a	$10.584333	n/a	n/a	$10.079057	n/a	n/a
Total Return *	3.79%***	0.75%***	5.42%***	n/a	7.76%***	n/a	n/a	6.20%***	n/a	n/a
Ratio of Expenses **	1.00%	1.00%	1.00%	n/a	1.00%	n/a	n/a	1.00%	n/a	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

91

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$6,362	$9,705	$15,585	$5,206	$14,176	$1,417	$3,620	$2,124	$28,618	$1,374
Units Outstanding (in thousands)	572	767	1,293	445	929	149	369	156	2,721	139
Investment Income Ratio *	1.09%	1.14%	1.06%	0.44%	0.57%	36.53%	5.76%	0.00%	2.32%	6.87%

Period ended December 31, 2014

Net Assets (in thousands)	$5,385	$6,827	$10,651	$1,914	$7,896	$1,064	$2,205	$2,493	$8,702	$904
Units Outstanding (in thousands)	480	534	876	173	545	99	220	172	829	92
Investment Income Ratio *	0.82%	0.80%	0.74%	0.23%	0.29%	0.00%	0.00%	0.00%	0.53%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$4,758	$4,407	$7,820	$290	$3,384	$70	$775	$1,029	$463	$268
Units Outstanding (in thousands)	437	357	666	26	250	7	77	72	46	28
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.19%	0.00%	0.00%	1.03%	0.00%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$1,394	$801	$1,451	n/a	$445	n/a	n/a	$14	n/a	n/a
Units Outstanding (in thousands)	135	76	139	n/a	42	n/a	n/a	1	n/a	n/a
Investment Income Ratio *	2.89%	1.53%	2.05%	n/a	0.00%	n/a	n/a	0.00%	n/a	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

92

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Franklin Templeton Natural Resources Fund (a) (e)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (d)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$12.681527	$11.629381	$5.723891	$11.546871	$8.577292	$10.011404	$5.679845	$9.695055	$10.331816	$9.332169
Total Return *	-6.17%	-4.41%	-22.34%	3.11%	-15.99%	0.62%	-26.00%	-4.16%	-1.35%***	-4.94%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.02%	1.25%

Period ended December 31, 2014

Unit Value	$13.515080	$12.166246	$7.370542	$11.198173	$10.210125	$9.949288	$7.675001	$10.116375	$10.884006	$9.816721
Total Return *	4.74%	7.49%	-21.58%	-2.65%	-16.03%	2.08%	-22.03%***	-2.30%	6.28%	-2.66%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$12.903844	$11.319004	$9.399200	$11.502659	$12.159633	$9.746259	n/a	$10.354499	$10.241175	$10.084773
Total Return *	19.27%***	11.31%	7.30%	15.57%***	8.67%***	-3.13%	n/a	2.06%	-2.92%	3.04%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	n/a	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.609000	$10.169153	$8.760110	n/a	$10.408022	$10.061422	n/a	$10.145372	$10.549023	n/a
Total Return *	1.28%***	0.34%***	-3.74%***	n/a	1.64%***	0.77%***	n/a	1.88%***	4.88%***	n/a
Ratio of Expenses **	1.10%	1.25%	1.25%	n/a	1.00%	1.25%	n/a	1.25%	1.25%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations April 28, 2014.
(e) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

93

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Franklin Templeton Natural Resources Fund (a) (e)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (d)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$12.880997	$11.812166	$5.807582	$11.671070	$8.691580	$10.094468	$5.717924	$9.847698	$10.814407	$9.432437
Total Return *	-5.79%	-4.03%	-22.11%	-7.68%***	-15.66%	0.88%	0.15%***	-3.78%	-1.78%	-4.56%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$13.672846	$12.308118	$7.456395	$11.245149	$10.304910	$10.006806	$7.687721	$10.234637	$11.010872	$9.882596
Total Return *	-2.03%***	7.92%	-21.27%	-2.40%	-19.04%***	2.34%	-22.75%***	-1.91%	6.70%	-2.27%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$12.965454	$11.405273	$9.470733	$11.522068	$12.200676	$9.778111	n/a	$10.433734	$10.319164	$10.111911
Total Return *	22.10%	3.60%***	7.73%	22.24%***	17.22%	-2.89%	n/a	2.47%	-0.55%***	1.41%***
Ratio of Expenses **	1.00%	0.85%	0.85%	1.00%	1.00%	1.00%	n/a	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$10.618625	$10.191700	$8.791537	n/a	$10.408022	$10.069089	n/a	$10.182201	$10.572784	n/a
Total Return *	1.47%***	-1.03%***	14.55%***	n/a	0.86%***	-0.70%***	n/a	3.40%***	3.46%***	n/a
Ratio of Expenses **	1.00%	1.00%	0.85%	n/a	1.00%	1.00%	n/a	0.85%	1.00%	n/a

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations April 28, 2014.
(e) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

94

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Franklin Templeton Natural Resources Fund (a) (e)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (d)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$2,756	$11,651	$—	$3,036	$769	$736	$434	$9,104	$4,737	$514
Units Outstanding (in thousands)	216	994	—	262	89	73	76	932	441	55
Investment Income Ratio *	1.67%	1.99%	3.70%	1.01%	17.42%	1.84%	0.00%	1.17%	2.27%	3.29%

Period ended December 31, 2014

Net Assets (in thousands)	$2,947	$8,762	$1,577	$892	$756	$744	$126	$6,133	$2,599	$476
Units Outstanding (in thousands)	217	716	213	79	74	74	16	603	237	48
Investment Income Ratio *	0.00%	0.03%	0.00%	0.00%	4.55%	0.00%	0.00%	0.94%	0.06%	1.97%

Period ended December 31, 2013

Net Assets (in thousands)	$1,954	$4,697	$1,284	$278	$394	$622	n/a	$3,463	$1,124	$257
Units Outstanding (in thousands)	151	413	136	24	32	64	n/a	333	109	25
Investment Income Ratio *	5.38%	2.12%	0.00%	0.00%	0.00%	1.42%	n/a	0.01%	1.99%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$141	$1,104	$474	n/a	$1	$184	n/a	$1,101	$640	n/a
Units Outstanding (in thousands)	13	108	54	n/a	—	18	n/a	108	61	n/a
Investment Income Ratio *	4.29%	2.91%	1.42%	n/a	0.00%	0.00%	n/a	0.00%	1.92%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations April 28, 2014.
(e) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

95

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Capital Appreciation Fund (c)	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$11.964387	$15.431350	$10.879032	$3.107312	$10.713150	$15.617926	$10.240816	$11.372665	$11.108196	$14.925908
Total Return *	3.21%	-2.94%	-2.64%	-27.51%	4.47%	-4.29%	-5.09%	-4.30%	-4.38%	-4.71%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	2.56%	2.56%	2.57%	2.46%	2.56%

Period ended December 31, 2014

Unit Value	$11.592746	$15.899410	$11.174001	$4.286291	$10.254878	$16.317361	$10.790542	$11.883565	$11.616939	$15.663060
Total Return *	10.34%	9.69%	2.23%	-7.30%	-2.17%	-0.93%	2.33%	2.68%	2.51%	-0.37%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	2.56%	2.56%	2.57%	2.46%	2.56%

Period ended December 31, 2013

Unit Value	$10.506294	$14.494422	$10.930253	$4.623618	$10.481868	$16.470486	$10.545024	$11.573814	$11.332690	$15.720968
Total Return *	5.33%***	35.12%	9.47%***	-48.54%	6.50%***	6.73%	20.92%	14.14%	19.70%	11.00%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	2.56%	2.56%	2.57%	2.46%	2.56%

Period ended December 31, 2012

Unit Value	n/a	$10.727021	n/a	$8.985544	n/a	$15.432167	$8.720397	$10.140190	$9.467785	$14.163042
Total Return *	n/a	11.78%***	n/a	-15.10%***	n/a	8.14%	11.68%	10.42%	11.43%	6.71%***
Ratio of Expenses **	n/a	1.25%	n/a	1.25%	n/a	2.56%	2.56%	2.57%	2.46%	2.56%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	$14.270232	$7.808324	$9.183228	$8.496595	$13.107121
Total Return *	n/a	n/a	n/a	n/a	n/a	-7.82%	5.91%***	-1.83%	-3.27%	-4.94%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	2.56%	2.56%	2.57%	2.46%	2.47%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

96

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Capital Appreciation Fund (c)	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$12.074545	$15.674033	$10.941439	$3.148663	$10.811670	$17.348920	$11.829843	$13.147557	$12.716539	$16.358927
Total Return *	3.62%	1.98%***	-2.40%	-27.22%	4.89%	-6.12%***	-3.55%	-2.74%	-2.92%	-3.40%
Ratio of Expenses **	0.85%	0.85%	1.00%	0.85%	0.85%	1.00%	0.95%	0.95%	0.95%	1.20%

Period ended December 31, 2014

Unit Value	$11.652775	$16.015559	$11.210045	$4.325990	$10.307884	$17.641612	$12.265779	$13.517452	$13.099668	$16.934824
Total Return *	10.78%	9.97%	2.49%	-6.92%	-1.46%***	-0.74%***	3.99%	4.35%	4.07%	0.99%
Ratio of Expenses **	0.85%	1.00%	1.00%	0.85%	0.85%	1.20%	0.95%	0.95%	0.95%	1.20%

Period ended December 31, 2013

Unit Value	$10.518513	$14.563853	$10.938148	$4.647816	$10.490219	$17.524884	$11.795248	$12.953616	$12.587668	$16.768105
Total Return *	2.62%***	35.46%	9.74%***	-20.24%***	2.57%***	8.13%	22.89%	16.00%	21.52%	12.52%
Ratio of Expenses **	0.85%	1.00%	1.00%	0.85%	1.00%	1.25%	0.95%	0.95%	0.95%	1.20%

Period ended December 31, 2012

Unit Value	n/a	$10.751499	n/a	$8.992422	n/a	$16.206761	$9.598504	$11.166780	$10.358582	$14.902370
Total Return *	n/a	15.43%***	n/a	-12.71%***	n/a	9.56%	13.50%	12.23%	13.13%	9.82%
Ratio of Expenses **	n/a	1.00%	n/a	1.00%	n/a	1.25%	0.95%	0.95%	0.95%	1.20%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	$14.792110	$8.456944	$9.949985	$9.156359	$13.570222
Total Return *	n/a	n/a	n/a	n/a	n/a	-6.60%	-4.05%	-0.23%***	-1.80%***	-3.73%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	1.25%	0.95%	0.95%	0.95%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

97

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Capital Appreciation Fund (c)	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$15,980	$12,552	$861	$1,398	$779	$17,691	$48,060	$84,073	$99,289	$76,882
Units Outstanding (in thousands)	1,330	807	79	447	72	1,049	4,281	6,740	8,228	4,804
Investment Income Ratio *	0.03%	0.89%	0.21%	3.67%	0.03%	1.88%	2.44%	2.46%	2.47%	2.32%

Period ended December 31, 2014

Net Assets (in thousands)	$3,540	$4,351	$624	$1,326	$486	$15,670	$47,102	$79,706	$92,863	$83,313
Units Outstanding (in thousands)	305	272	56	308	47	907	4,024	6,188	7,431	5,013
Investment Income Ratio *	1.16%	0.08%	0.03%	0.30%	0.00%	1.46%	1.70%	2.22%	1.87%	1.81%

Period ended December 31, 2013

Net Assets (in thousands)	$530	$2,481	$135	$672	$23	$18,921	$32,238	$69,637	$78,307	$74,335
Units Outstanding (in thousands)	50	171	12	145	2	1,096	2,849	5,610	6,488	4,503
Investment Income Ratio *	0.52%	1.71%	0.00%	0.23%	0.00%	0.65%	1.02%	1.37%	1.19%	2.10%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	$258	n/a	$182	n/a	$42,386	$17,076	$49,738	$51,479	$57,285
Units Outstanding (in thousands)	n/a	24	n/a	20	n/a	2,641	1,847	4,626	5,144	3,894
Investment Income Ratio *	n/a	2.90%	n/a	0.00%	n/a	2.42%	1.18%	1.53%	1.44%	1.64%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	$44,014	$12,883	$35,387	$34,824	$38,069
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	3,000	1,572	3,672	3,912	2,833
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	0.68%	1.18%	1.41%	1.10%	1.03%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

98

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$15.382780	$15.273454	$9.489056	$27.848275	$14.104043	$9.893266	$11.451350	$14.906859	$9.246058	$11.923689
Total Return *	-4.66%	-4.53%	-3.11%***	-7.42%	-12.05%	-2.91%	0.00%***	-5.67%	-6.89%	-2.57%
Ratio of Expenses **	2.46%	2.56%	1.25%	2.92%	2.92%	1.25%	2.40%	2.46%	2.81%	2.56%

Period ended December 31, 2014

Unit Value	$16.134780	$15.997925	n/a	$30.079750	$16.035604	$10.190133	$11.769809	$15.802258	$9.930369	$12.238466
Total Return *	-0.57%	-0.71%	n/a	-0.16%	-2.73%	-1.31%***	0.64%***	12.20%	-1.63%	-0.77%
Ratio of Expenses **	2.46%	2.56%	n/a	2.92%	2.92%	1.25%	2.32%	2.46%	2.81%	2.56%

Period ended December 31, 2013

Unit Value	$16.227927	$16.112535	n/a	$30.128593	$16.486449	n/a	$11.555447	$14.084479	$10.094860	$12.333247
Total Return *	9.72%	7.56%	n/a	26.72%	30.52%	n/a	12.63%	29.21%	-5.64%	24.67%
Ratio of Expenses **	2.46%	2.56%	n/a	2.92%	2.92%	n/a	2.31%	2.46%	2.81%	2.56%

Period ended December 31, 2012

Unit Value	$14.789750	$14.979408	n/a	$23.775844	$12.631682	n/a	$10.260003	$10.900227	$10.698246	$9.893015
Total Return *	8.62%	8.07%	n/a	10.55%	14.23%	n/a	8.40%***	10.67%	2.82%	10.28%***
Ratio of Expenses **	2.46%	2.56%	n/a	2.92%	2.92%	n/a	2.31%	2.46%	2.81%	2.56%

Period ended December 31, 2011

Unit Value	$13.616571	$13.861468	n/a	$21.507223	$11.058315	n/a	n/a	$9.849416	$10.404360	$8.623965
Total Return *	-8.03%***	-7.05%	n/a	-5.11%	-5.52%	n/a	n/a	-3.64%	1.44%	-21.38%
Ratio of Expenses **	2.46%	2.56%	n/a	2.92%	2.92%	n/a	n/a	2.46%	2.81%	2.46%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

99

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$16.801610	$16.743560	$9.514887	$41.518296	$17.586708	$9.959834	$11.942954	$16.008925	$10.128721	$12.878624
Total Return *	-3.40%	-3.22%	-1.80%***	-0.67%***	-10.21%	-4.28%***	-1.39%	-4.47%	-5.38%	-1.24%
Ratio of Expenses **	1.15%	1.20%	0.85%	0.85%	0.85%	0.85%	1.25%	1.20%	1.20%	1.20%

Period ended December 31, 2014

Unit Value	$17.393606	$17.300850	n/a	$41.965265	$19.585550	$10.207381	$12.111004	$16.757992	$10.704602	$13.040099
Total Return *	-0.16%***	0.65%	n/a	1.67%	-0.70%	0.81%***	2.36%***	13.62%	-0.03%	0.59%
Ratio of Expenses **	1.15%	1.20%	n/a	1.10%	0.85%	1.00%	1.25%	1.20%	1.20%	1.20%

Period ended December 31, 2013

Unit Value	$17.144008	$17.189416	n/a	$41.275268	$19.723682	n/a	$11.742381	$14.749397	$10.708113	$12.963556
Total Return *	8.33%***	9.04%	n/a	29.05%	2.40%***	n/a	13.71%	30.85%	-4.11%	26.37%
Ratio of Expenses **	1.30%	1.20%	n/a	1.10%	0.85%	n/a	1.35%	1.20%	1.20%	1.20%

Period ended December 31, 2012

Unit Value	$15.416154	$15.764688	n/a	$31.984710	$14.633484	n/a	$10.326225	$11.271931	$11.166907	$10.258146
Total Return *	9.83%	9.55%	n/a	8.78%	11.16%***	n/a	5.95%***	12.07%	4.50%	16.49%
Ratio of Expenses **	1.35%	1.20%	n/a	1.10%	1.00%	n/a	1.35%	1.20%	1.20%	1.20%

Period ended December 31, 2011

Unit Value	$14.036179	$14.390549	n/a	$28.409569	$12.358621	n/a	n/a	$10.057527	$10.686235	$8.806076
Total Return *	-5.10%	-5.76%	n/a	-3.38%	-9.55%***	n/a	n/a	-2.43%	3.08%	-20.39%
Ratio of Expenses **	1.35%	1.20%	n/a	1.10%	1.25%	n/a	n/a	1.20%	1.20%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.
100

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$84,508	$111,009	$469	$70,079	$38,893	$2,234	$64,398	$132,011	$24,592	$28,735
Units Outstanding (in thousands)	5,175	6,794	49	1,948	2,369	225	5,454	8,427	2,479	2,277
Investment Income Ratio *	2.29%	2.26%	0.00%	0.00%	0.32%	0.00%	1.28%	2.45%	1.31%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$95,505	$123,667	n/a	$74,057	$47,879	$1,576	$40,269	$127,385	$25,887	$23,636
Units Outstanding (in thousands)	5,630	7,301	n/a	1,933	2,608	154	3,354	7,747	2,462	1,844
Investment Income Ratio *	1.64%	1.56%	n/a	0.00%	0.41%	1.32%	1.03%	1.25%	0.01%	0.22%

Period ended December 31, 2013

Net Assets (in thousands)	$93,592	$114,337	n/a	$71,984	$36,575	n/a	$22,788	$69,306	$21,683	$20,367
Units Outstanding (in thousands)	5,536	6,768	n/a	1,910	1,973	n/a	1,948	4,763	2,054	1,592
Investment Income Ratio *	1.79%	1.32%	n/a	0.08%	0.93%	n/a	0.88%	1.19%	2.13%	0.67%

Period ended December 31, 2012

Net Assets (in thousands)	$65,669	$94,136	n/a	$46,089	$22,557	n/a	$5,737	$40,132	$20,921	$13,337
Units Outstanding (in thousands)	4,299	6,055	n/a	1,576	1,615	n/a	557	3,594	1,893	1,313
Investment Income Ratio *	1.85%	1.94%	n/a	0.00%	0.27%	n/a	0.00%	1.02%	1.98%	0.74%

Period ended December 31, 2011

Net Assets (in thousands)	$40,356	$58,074	n/a	$38,957	$16,217	n/a	n/a	$23,678	$16,600	$8,653
Units Outstanding (in thousands)	2,891	4,076	n/a	1,490	1,345	n/a	n/a	2,368	1,563	988
Investment Income Ratio *	0.97%	0.86%	n/a	0.00%	0.32%	n/a	n/a	0.67%	1.01%	0.36%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

101

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (c)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A (a)	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (d)	JNL/Brookfield Global Infrastructure and MLP Fund - A (b)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$15.365214	$12.059572	$10.521271	$9.701383	$10.783332	$10.961929	$31.428639	$6.068285	$10.282456	$12.009328
Total Return *	-1.44%	-2.03%	-7.28%	-6.01%	-7.76%***	-3.84%	3.14%	-26.04%	4.67%	-20.53%
Ratio of Expenses **	2.46%	2.42%	2.60%	2.56%	2.32%	2.56%	2.95%	3.06%	1.25%	2.46%

Period ended December 31, 2014

Unit Value	$15.589418	$12.309648	$11.346974	$10.321385	$11.192544	$11.399499	$30.470480	$8.205309	$9.823942	$15.111540
Total Return *	7.51%	1.58%	-5.52%	-10.53%	7.73%	-0.72%	5.72%	-16.83%	0.12%***	4.74%
Ratio of Expenses **	2.46%	2.42%	2.60%	2.56%	1.25%	2.56%	2.95%	3.06%	1.25%	2.46%

Period ended December 31, 2013

Unit Value	$14.500602	$12.118027	$12.010254	$11.536518	$10.389215	$11.482345	$28.821772	$9.865909	n/a	$14.427859
Total Return *	29.70%	17.97%	18.00%	8.08%	5.75%	11.42%	34.95%	6.21%	n/a	20.43%
Ratio of Expenses **	2.46%	2.42%	2.60%	2.56%	1.25%	2.56%	2.95%	3.06%	n/a	2.46%

Period ended December 31, 2012

Unit Value	$11.179782	$10.271827	$10.178122	$10.673864	$9.823886	$10.305240	$21.357364	$9.289162	n/a	$11.979817
Total Return *	14.07%	1.49%***	14.39%	13.45%***	6.56%***	6.81%	7.39%	-2.26%	n/a	15.78%
Ratio of Expenses **	2.46%	2.42%	2.60%	2.56%	1.25%	2.56%	2.95%	3.06%	n/a	2.46%

Period ended December 31, 2011

Unit Value	$9.800553	n/a	$8.897912	$9.345775	n/a	$9.648319	$19.887664	$9.503708	n/a	$10.347437
Total Return *	-4.67%	n/a	-19.11%***	-16.38%	n/a	-4.98%***	-2.17%	-10.15%	n/a	0.27%***
Ratio of Expenses **	2.46%	n/a	2.60%	2.46%	n/a	2.56%	2.95%	3.06%	n/a	2.46%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations December 12, 2011.
(c) Commencement of operations April 30, 2012.
(d) Commencement of operations September 15, 2014.

102

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (c)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A (a)	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (d)	JNL/Brookfield Global Infrastructure and MLP Fund - A (b)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$16.831668	$12.658356	$11.614360	$10.478207	$11.493821	$11.985592	$45.101406	$7.396392	$10.335772	$12.818939
Total Return *	0.16%	-4.92%***	-5.65%	-4.72%	1.33%	-2.18%	4.97%	-24.39%	5.09%	-19.24%
Ratio of Expenses **	0.85%	1.10%	0.85%	1.20%	0.85%	0.85%	1.20%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$16.804671	$12.700410	$12.309618	$10.997262	$11.343225	$12.252701	$42.967791	$9.782508	$9.835465	$15.872384
Total Return *	9.25%	2.78%	-4.74%***	-9.31%	8.16%	0.99%	7.59%	-14.97%	0.17%***	6.44%
Ratio of Expenses **	0.85%	1.25%	0.85%	1.20%	0.85%	0.85%	1.20%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$15.381271	$12.357278	$12.733397	$12.125908	$10.487045	$12.132492	$39.937760	$11.505214	n/a	$14.912229
Total Return *	22.13%***	14.79%***	7.46%***	9.56%	6.18%	9.10%***	37.33%	8.58%	n/a	22.39%
Ratio of Expenses **	0.85%	1.25%	1.00%	1.20%	0.85%	0.85%	1.20%	0.85%	n/a	0.85%

Period ended December 31, 2012

Unit Value	$11.622914	$10.346059	$10.563954	$11.067687	$9.876802	$10.668681	$29.081001	$10.595859	n/a	$12.184240
Total Return *	-0.19%***	2.62%***	-1.86%	15.97%	3.82%***	0.79%***	9.29%	14.31%***	n/a	13.75%***
Ratio of Expenses **	1.00%	1.35%	1.20%	1.20%	0.85%	1.00%	1.20%	0.85%	n/a	0.85%

Period ended December 31, 2011

Unit Value	$10.007812	n/a	$9.106416	$9.543319	n/a	$9.809639	$26.608782	$10.420986	n/a	$10.353105
Total Return *	-3.47%	n/a	-15.40%	-15.32%	n/a	-4.97%	-0.45%	-8.47%	n/a	1.63%***
Ratio of Expenses **	1.20%	n/a	1.20%	1.20%	n/a	1.20%	1.20%	1.20%	n/a	1.35%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations December 12, 2011.
(c) Commencement of operations April 30, 2012.
(d) Commencement of operations September 15, 2014.

103

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (c)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A (a)	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (d)	JNL/Brookfield Global Infrastructure and MLP Fund - A (b)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$169,248	$43,553	$53,202	$37,690	$13,833	$170,802	$63,323	$42,216	$1,855	$52,589
Units Outstanding (in thousands)	10,413	3,497	4,760	3,677	1,215	14,721	1,572	6,050	180	4,197
Investment Income Ratio *	0.79%	1.12%	0.88%	0.87%	9.65%	2.12%	0.00%	0.49%	0.00%	1.73%

Period ended December 31, 2014

Net Assets (in thousands)	$128,384	$29,908	$37,524	$34,440	$6,589	$150,194	$40,302	$47,648	$273	$67,480
Units Outstanding (in thousands)	7,862	2,375	3,150	3,190	584	12,596	1,070	5,144	28	4,326
Investment Income Ratio *	0.70%	0.79%	0.76%	0.86%	2.75%	0.63%	0.00%	0.00%	0.00%	0.72%

Period ended December 31, 2013

Net Assets (in thousands)	$82,480	$15,516	$29,626	$29,110	$5,106	$112,382	$32,979	$50,906	n/a	$28,526
Units Outstanding (in thousands)	5,490	1,262	2,377	2,436	489	9,465	957	4,648	n/a	1,935
Investment Income Ratio *	0.82%	0.64%	0.82%	0.57%	4.80%	0.63%	0.03%	0.40%	n/a	0.93%

Period ended December 31, 2012

Net Assets (in thousands)	$48,188	$4,260	$19,107	$21,332	$1,647	$66,293	$24,075	$43,540	n/a	$4,763
Units Outstanding (in thousands)	4,205	413	1,827	1,948	167	6,292	971	4,294	n/a	393
Investment Income Ratio *	0.80%	0.00%	1.19%	1.07%	0.00%	0.00%	0.15%	0.00%	n/a	0.06%

Period ended December 31, 2011

Net Assets (in thousands)	$29,983	n/a	$11,987	$13,117	n/a	$18,579	$21,851	$40,160	n/a	$350
Units Outstanding (in thousands)	3,012	n/a	1,324	1,383	n/a	1,902	977	3,939	n/a	34
Investment Income Ratio *	0.55%	n/a	0.75%	0.63%	n/a	0.57%	0.33%	0.62%	n/a	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations December 12, 2011.
(c) Commencement of operations April 30, 2012.
(d) Commencement of operations September 15, 2014.

104

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (b)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$9.030447	$26.047062	$8.720820	$17.346364	$10.954685	$6.327309	$6.608352	$9.732670	$8.796670	$10.604347
Total Return *	-5.38%	-0.28%	-7.03%	-5.41%	3.11%***	-18.94%	-7.67%	-8.89%	-9.12%	-6.48%
Ratio of Expenses **	4.00%	2.92%	3.67%	3.45%	1.25%	2.77%	2.81%	2.92%	2.92%	2.46%

Period ended December 31, 2014

Unit Value	$9.544048	$26.120657	$9.379997	$18.339006	n/a	$7.805575	$7.156934	$10.682032	$9.679582	$11.338854
Total Return *	-3.40%	-0.60%	-13.76%	6.10%	n/a	2.77%	8.31%	-0.29%	-5.17%	-2.87%
Ratio of Expenses **	4.00%	2.92%	3.67%	3.45%	n/a	2.77%	2.81%	2.92%	2.92%	2.46%

Period ended December 31, 2013

Unit Value	$9.879777	$26.277428	$10.876593	$17.283979	n/a	$7.594985	$6.607529	$10.712698	$10.207749	$11.673816
Total Return *	11.02%	19.69%	17.10%	30.59%	n/a	-8.61%	-5.05%	20.40%	26.60%	1.01%
Ratio of Expenses **	4.00%	2.92%	3.67%	3.45%	n/a	2.77%	2.81%	2.92%	2.92%	2.46%

Period ended December 31, 2012

Unit Value	$8.899463	$21.955160	$9.288562	$13.235343	n/a	$8.310648	$6.959027	$8.897691	$8.063049	$11.557034
Total Return *	8.60%	13.65%	12.92%	9.84%	n/a	19.19%	20.04%	12.61%	18.53%	8.29%***
Ratio of Expenses **	4.00%	2.92%	3.67%	3.45%	n/a	2.77%	2.81%	2.92%	2.92%	2.46%

Period ended December 31, 2011

Unit Value	$8.194877	$19.319006	$8.225484	$12.050048	n/a	$6.972502	$5.797024	$7.901322	$6.802345	$10.050974
Total Return *	-8.48%	-7.25%	-16.00%	-4.19%	n/a	-23.34%	-29.88%	-4.19%	-8.78%	0.51%***
Ratio of Expenses **	4.00%	2.92%	3.67%	3.45%	n/a	2.77%	2.81%	2.92%	2.92%	1.82%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations December 12, 2011.
(b) Commencement of operations September 28, 2015.

105

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (b)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$14.003186	$37.148065	$13.793209	$28.618220	$10.965968	$7.388843	$7.742140	$11.353265	$10.261495	$11.319229
Total Return *	-6.08%***	1.45%	-4.61%	-2.93%	-2.27%***	-17.37%	-16.76%***	-7.31%	-7.54%	-4.96%
Ratio of Expenses **	1.20%	1.20%	1.10%	0.85%	0.85%	0.85%	0.85%	1.20%	1.20%	0.85%

Period ended December 31, 2014

Unit Value	$14.287424	$36.617703	$14.459347	$29.480814	n/a	$8.941782	$8.135595	$12.248203	$11.098860	$11.909819
Total Return *	-0.70%	1.13%	-11.51%	8.89%	n/a	-0.64%***	10.29%	1.44%	-3.53%	-1.29%
Ratio of Expenses **	1.25%	1.20%	1.10%	0.85%	n/a	0.85%	1.00%	1.20%	1.20%	0.85%

Period ended December 31, 2013

Unit Value	$14.388763	$36.209240	$16.340932	$27.073038	n/a	$8.457573	$7.376329	$12.073890	$11.504855	$12.065777
Total Return *	14.11%	21.76%	20.15%	15.09%***	n/a	-6.98%	-3.32%	22.49%	28.80%	0.31%***
Ratio of Expenses **	1.25%	1.20%	1.10%	0.85%	n/a	1.00%	1.00%	1.20%	1.20%	0.85%

Period ended December 31, 2012

Unit Value	$12.609448	$29.737379	$13.600982	$19.712406	n/a	$9.092134	$7.629376	$9.857235	$8.932659	$11.736107
Total Return *	11.63%	15.62%***	15.87%	1.42%***	n/a	6.96%***	3.02%***	14.57%	20.60%	3.09%***
Ratio of Expenses **	1.25%	1.20%	1.10%	1.00%	n/a	1.00%	1.00%	1.20%	1.20%	1.00%

Period ended December 31, 2011

Unit Value	$11.295328	$25.507270	$11.737899	$17.247755	n/a	$7.418200	$6.177716	$8.603731	$7.407117	$10.053056
Total Return *	-5.94%	-5.69%	-13.82%	-1.92%	n/a	-22.17%	-28.78%	-6.63%***	-7.20%***	0.53%***
Ratio of Expenses **	1.25%	1.25%	1.10%	1.10%	n/a	1.25%	1.25%	1.20%	1.20%	1.40%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations December 12, 2011.
(b) Commencement of operations September 28, 2015.
106

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (b)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$21,515	$15,940	$34,218	$38,576	$590	$10,764	$28,450	$85,001	$28,795	$42,800
Units Outstanding (in thousands)	1,624	485	2,679	1,523	54	1,539	3,887	7,726	2,894	3,871
Investment Income Ratio *	0.74%	0.89%	3.35%	0.92%	0.00%	2.10%	0.90%	1.57%	2.34%	8.68%

Period ended December 31, 2014

Net Assets (in thousands)	$22,277	$14,413	$31,174	$32,781	n/a	$12,500	$32,124	$97,523	$29,405	$40,309
Units Outstanding (in thousands)	1,636	448	2,322	1,258	n/a	1,468	4,120	8,199	2,724	3,448
Investment Income Ratio *	0.89%	0.76%	2.01%	0.60%	n/a	1.06%	0.93%	1.66%	0.79%	3.98%

Period ended December 31, 2013

Net Assets (in thousands)	$23,593	$14,613	$31,060	$20,880	n/a	$10,589	$25,156	$90,996	$26,200	$28,988
Units Outstanding (in thousands)	1,717	463	2,046	877	n/a	1,296	3,537	7,741	2,335	2,435
Investment Income Ratio *	1.69%	1.26%	3.63%	1.00%	n/a	1.22%	0.90%	2.00%	1.30%	2.78%

Period ended December 31, 2012

Net Assets (in thousands)	$20,485	$11,953	$21,942	$9,008	n/a	$11,645	$26,375	$71,831	$15,856	$11,176
Units Outstanding (in thousands)	1,696	468	1,733	512	n/a	1,320	3,568	7,459	1,813	959
Investment Income Ratio *	2.03%	1.19%	4.83%	0.89%	n/a	0.68%	0.78%	2.20%	1.55%	0.34%

Period ended December 31, 2011

Net Assets (in thousands)	$18,675	$10,792	$17,379	$7,533	n/a	$7,751	$19,522	$61,514	$12,114	$—
Units Outstanding (in thousands)	1,722	491	1,586	482	n/a	1,060	3,207	7,295	1,665	—
Investment Income Ratio *	1.08%	0.94%	2.80%	0.58%	n/a	0.46%	0.36%	1.48%	0.96%	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations December 12, 2011.
(b) Commencement of operations September 28, 2015.

107

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.969979	$9.169448	$10.355809	$17.322827	$9.905667	$15.546390	$11.456501	$8.785144	$13.753062	$13.985391
Total Return *	-10.15%	1.10%	-7.07%	-2.87%	-14.76%	-11.70%	-4.45%	-12.10%***	-3.95%	-4.98%
Ratio of Expenses **	3.06%	2.65%	2.56%	3.30%	2.81%	3.06%	2.81%	1.25%	3.06%	3.06%

Period ended December 31, 2014

Unit Value	$12.209732	$9.069887	$11.144236	$17.834916	$11.621173	$17.606617	$11.989800	n/a	$14.318392	$14.718224
Total Return *	0.08%	-11.79%	4.59%	1.97%	-7.58%	9.72%	10.77%	n/a	11.56%	-2.78%
Ratio of Expenses **	3.06%	2.65%	2.56%	3.30%	2.81%	3.06%	2.81%	n/a	3.06%	3.06%

Period ended December 31, 2013

Unit Value	$12.200544	$10.281784	$10.655559	$17.489665	$12.573658	$16.046163	$10.824188	n/a	$12.834530	$15.139828
Total Return *	10.64%	28.95%	25.05%	-4.26%	-10.39%	28.73%	30.48%	n/a	-0.33%	15.39%
Ratio of Expenses **	3.06%	2.65%	2.56%	3.30%	2.81%	3.06%	2.81%	n/a	3.06%	3.06%

Period ended December 31, 2012

Unit Value	$11.026824	$7.973159	$8.521104	$18.268639	$14.032145	$12.464803	$8.295683	n/a	$12.877546	$13.120420
Total Return *	8.81%	23.93%	10.78%	4.26%	16.71%	14.45%	16.27%	n/a	24.44%	12.26%
Ratio of Expenses **	3.06%	2.65%	2.56%	3.30%	2.81%	3.06%	2.81%	n/a	3.06%	3.06%

Period ended December 31, 2011

Unit Value	$10.134060	$6.433521	$7.691597	$17.522972	$12.023017	$10.891241	$7.134821	n/a	$10.348752	$11.687458
Total Return *	-0.55%	-16.61%***	-3.16%	2.82%	-7.31%	-9.35%	-13.10%	n/a	-9.08%	-9.68%
Ratio of Expenses **	3.06%	2.65%	2.56%	3.30%	2.81%	3.06%	2.81%	n/a	3.06%	3.06%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

108

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$13.582740	$10.599748	$11.697168	$27.277521	$11.414527	$18.957723	$13.655452	$8.808979	$17.408382	$22.067470
Total Return *	-8.15%	2.93%	-5.80%	-0.71%	-13.07%	-10.04%	-2.56%	4.24%***	-1.80%	-2.86%
Ratio of Expenses **	0.85%	0.85%	1.20%	1.10%	0.85%	1.20%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$14.787315	$10.298121	$12.417678	$27.472760	$13.131425	$21.074348	$14.013717	n/a	$17.727799	$22.716170
Total Return *	2.28%***	-10.19%	6.02%	4.24%	-5.75%	11.78%	0.11%***	n/a	14.05%	-0.61%
Ratio of Expenses **	0.85%	0.85%	1.20%	1.10%	0.85%	1.20%	0.85%	n/a	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$14.287741	$11.466446	$11.712767	$26.354655	$13.931926	$18.852593	$12.107867	n/a	$15.543283	$22.856138
Total Return *	5.52%***	3.01%***	26.76%	-2.13%	-8.62%	31.15%	32.60%	n/a	1.89%	2.83%***
Ratio of Expenses **	1.00%	0.85%	1.20%	1.10%	0.85%	1.20%	1.20%	n/a	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$12.482631	$8.667349	$9.240017	$26.929413	$15.246170	$14.374973	$9.131280	n/a	$15.254481	$18.868951
Total Return *	10.86%	17.64%***	12.30%	6.58%	13.03%***	16.60%	18.16%	n/a	16.75%***	8.78%***
Ratio of Expenses **	1.20%	1.00%	1.20%	1.10%	0.85%	1.20%	1.20%	n/a	0.85%	1.00%

Period ended December 31, 2011

Unit Value	$11.260011	$6.823433	$8.227627	$25.266640	$12.665430	$12.328155	$7.727713	n/a	$11.713852	$15.926058
Total Return *	1.31%	-15.40%	-1.84%	5.10%	-5.81%	-7.65%	-11.69%	n/a	-7.38%***	-7.99%
Ratio of Expenses **	1.20%	1.20%	1.20%	1.10%	1.20%	1.20%	1.20%	n/a	1.20%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

109

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$141,626	$31,890	$43,430	$60,732	$9,817	$65,900	$37,637	$883	$72,203	$49,732
Units Outstanding (in thousands)	11,093	3,176	3,826	2,456	896	3,608	2,936	100	4,444	2,574
Investment Income Ratio *	4.18%	0.92%	3.38%	1.98%	0.00%	0.61%	0.00%	0.00%	2.88%	1.89%

Period ended December 31, 2014

Net Assets (in thousands)	$153,053	$24,693	$45,492	$59,549	$12,850	$64,650	$31,023	n/a	$63,128	$43,849
Units Outstanding (in thousands)	10,958	2,519	3,766	2,382	1,017	3,178	2,352	n/a	3,799	2,213
Investment Income Ratio *	3.41%	0.89%	0.79%	2.33%	1.68%	0.89%	0.08%	n/a	1.32%	1.13%

Period ended December 31, 2013

Net Assets (in thousands)	$115,313	$20,155	$40,022	$44,744	$15,020	$42,939	$11,686	n/a	$44,391	$33,600
Units Outstanding (in thousands)	8,409	1,837	3,499	1,862	1,116	2,353	990	n/a	3,035	1,687
Investment Income Ratio *	4.10%	1.01%	0.92%	3.03%	7.64%	0.42%	0.18%	n/a	3.41%	1.14%

Period ended December 31, 2012

Net Assets (in thousands)	$85,711	$13,432	$28,473	$41,804	$17,700	$26,407	$6,831	n/a	$36,326	$23,664
Units Outstanding (in thousands)	7,036	1,599	3,145	1,701	1,197	1,891	765	n/a	2,520	1,405
Investment Income Ratio *	4.68%	1.63%	1.55%	2.46%	0.00%	1.18%	0.39%	n/a	0.78%	1.73%

Period ended December 31, 2011

Net Assets (in thousands)	$67,216	$8,741	$22,395	$30,199	$17,233	$22,894	$5,277	n/a	$19,221	$18,854
Units Outstanding (in thousands)	6,100	1,302	2,771	1,310	1,378	1,902	696	n/a	1,688	1,283
Investment Income Ratio *	4.18%	1.46%	2.62%	2.07%	5.19%	0.86%	0.12%	n/a	2.67%	0.71%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 27, 2015.

110

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a) (b)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$13.463068	$16.744112	$18.249863	$11.211279	$30.003755	$12.113161	$8.630951	$11.359999	$10.098181	$12.823465
Total Return *	0.89%	-12.31%	-5.27%	-11.67%	0.05%	-3.48%	-21.14%	-4.65%	-3.87%	-9.50%
Ratio of Expenses **	4.00%	3.62%	3.60%	2.81%	2.92%	4.00%	3.06%	2.47%	3.82%	2.56%

Period ended December 31, 2014

Unit Value	$13.344782	$19.094955	$19.264517	$12.692315	$29.989944	$12.550201	$10.944539	$11.913933	$10.504440	$14.169340
Total Return *	4.08%	5.37%	4.17%	-6.70%	7.99%	1.27%	-8.11%	5.62%	1.66%	3.99%
Ratio of Expenses **	4.00%	3.62%	3.60%	2.81%	2.92%	4.00%	3.06%	2.47%	3.82%	2.56%

Period ended December 31, 2013

Unit Value	$12.821086	$18.122302	$18.493104	$13.603059	$27.770029	$12.393151	$11.910786	$11.280317	$10.333287	$13.625439
Total Return *	34.11%	26.25%	34.75%	20.23%	37.95%	-7.30%	-4.08%	24.59%	-6.38%	35.62%
Ratio of Expenses **	4.00%	3.62%	3.60%	2.81%	2.92%	4.00%	3.06%	2.47%	3.82%	2.56%

Period ended December 31, 2012

Unit Value	$9.560387	$14.354642	$13.724219	$11.314614	$20.131128	$13.368705	$12.416942	$9.054294	$11.037020	$10.046457
Total Return *	8.07%	3.90%	13.50%	14.00%	12.89%	-0.43%	18.51%	13.13%	-0.28%	-0.09%***
Ratio of Expenses **	4.00%	3.62%	3.60%	2.81%	2.92%	4.00%	3.06%	2.47%	3.82%	2.56%

Period ended December 31, 2011

Unit Value	$8.846506	$13.815382	$12.091397	$9.925279	$17.832882	$13.426724	$10.477346	$8.003769	$11.068043	n/a
Total Return *	-10.33%	-9.01%	-4.84%	-10.05%	-8.60%	5.54%	-20.22%	-4.47%	3.15%	n/a
Ratio of Expenses **	4.00%	3.62%	3.60%	2.81%	2.92%	4.00%	3.06%	2.47%	3.82%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

111

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a) (b)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$20.308342	$26.247502	$26.947593	$12.673972	$45.994072	$23.200167	$10.686731	$12.681715	$15.284682	$13.407920
Total Return *	3.86%	-10.07%	-2.63%	-9.92%	2.14%	-1.04%***	-19.38%	-3.43%	-1.14%***	-8.62%
Ratio of Expenses **	1.10%	1.10%	0.85%	0.85%	0.85%	0.85%	0.85%	1.20%	0.85%	1.25%

Period ended December 31, 2014

Unit Value	$19.554490	$29.187687	$27.674168	$14.069742	$45.030983	$22.615493	$13.255177	$13.132237	$15.136551	$14.673252
Total Return *	7.15%	8.06%	7.08%***	-4.85%	10.25%	1.76%***	-6.06%	6.97%	4.56%	5.15%***
Ratio of Expenses **	1.10%	1.10%	0.85%	0.85%	0.85%	1.00%	0.85%	1.20%	1.00%	1.25%

Period ended December 31, 2013

Unit Value	$18.250068	$27.011558	$25.378300	$14.786626	$40.843386	$20.880817	$14.110089	$12.276911	$14.475854	$13.904075
Total Return *	38.05%	29.47%	38.30%	17.48%***	15.37%***	-4.66%	0.01%***	14.58%***	-3.70%	37.28%
Ratio of Expenses **	1.10%	1.10%	1.00%	0.85%	0.85%	1.20%	0.85%	1.20%	1.00%	1.35%

Period ended December 31, 2012

Unit Value	$13.219647	$20.863336	$18.350522	$12.001718	$28.245166	$21.902507	$14.245087	$9.702499	$15.031760	$10.128567
Total Return *	11.26%	6.56%	7.02%***	2.38%***	2.12%***	2.40%	6.77%***	14.52%	-0.04%***	6.40%***
Ratio of Expenses **	1.10%	1.10%	1.00%	1.00%	1.00%	1.20%	1.00%	1.25%	1.00%	1.35%

Period ended December 31, 2011

Unit Value	$11.881918	$19.578498	$15.356308	$10.292229	$23.739928	$21.388486	$11.641544	$8.472480	$14.509875	n/a
Total Return *	-7.70%	-6.69%	-2.58%	-8.59%***	-7.01%***	8.53%	-18.73%	-3.31%	5.98%	n/a
Ratio of Expenses **	1.10%	1.10%	1.25%	1.20%	1.20%	1.20%	1.20%	1.25%	1.10%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

112

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a) (b)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$49,987	$24,976	$77,052	$98,690	$73,189	$48,575	$25,690	$39,426	$48,479	$—
Units Outstanding (in thousands)	2,624	1,038	3,131	8,128	1,850	2,424	2,549	3,199	3,478	—
Investment Income Ratio *	0.00%	0.35%	0.00%	0.68%	0.00%	2.31%	3.05%	1.98%	2.05%	0.39%

Period ended December 31, 2014

Net Assets (in thousands)	$41,508	$25,894	$53,056	$125,833	$50,238	$38,737	$33,154	$43,036	$40,787	$4,554
Units Outstanding (in thousands)	2,253	966	2,095	9,277	1,311	1,926	2,646	3,363	2,888	313
Investment Income Ratio *	0.06%	0.21%	0.00%	1.10%	0.00%	3.12%	1.63%	1.78%	3.42%	0.48%

Period ended December 31, 2013

Net Assets (in thousands)	$33,216	$23,526	$31,745	$122,561	$30,656	$34,446	$38,741	$41,074	$32,592	$2,305
Units Outstanding (in thousands)	1,924	947	1,338	8,545	900	1,782	2,894	3,423	2,413	167
Investment Income Ratio *	0.42%	0.20%	0.13%	1.41%	0.18%	3.23%	1.39%	2.04%	2.15%	0.80%

Period ended December 31, 2012

Net Assets (in thousands)	$21,018	$15,967	$15,231	$81,633	$17,299	$41,937	$45,233	$34,975	$32,939	$433
Units Outstanding (in thousands)	1,678	831	887	6,936	731	2,069	3,301	3,665	2,345	43
Investment Income Ratio *	0.00%	0.27%	0.00%	0.11%	0.00%	2.28%	2.02%	2.36%	2.34%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$16,200	$14,088	$10,988	$53,309	$19,639	$35,432	$41,161	$31,010	$28,141	n/a
Units Outstanding (in thousands)	1,433	782	743	5,225	945	1,791	3,618	3,710	2,044	n/a
Investment Income Ratio *	0.16%	0.68%	0.00%	0.16%	0.00%	2.62%	1.04%	1.48%	3.03%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

113

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Emerging Markets Index Fund - A (a)	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (c)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (b)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$7.500752	$12.632821	$9.397514	$11.525579	$12.024823	$14.773234	$18.254028	$12.796770	$15.508081	$11.086493
Total Return *	-17.35%	-4.65%	3.23%	-4.09%	-4.79%	2.10%	-6.33%	-2.91%	-8.14%	-6.58%
Ratio of Expenses **	2.46%	2.80%	2.32%	2.70%	3.82%	2.77%	3.82%	3.82%	3.82%	1.25%

Period ended December 31, 2014

Unit Value	$9.075531	$13.249537	$9.103545	$12.016786	$12.630226	$14.469323	$19.488282	$13.180009	$16.881594	$11.867462
Total Return *	-6.03%	-6.07%	-3.61%	2.50%	-9.60%	0.39%	5.14%	8.83%	0.73%	24.63%
Ratio of Expenses **	2.46%	2.80%	2.32%	2.70%	3.82%	2.77%	3.82%	3.82%	3.82%	1.25%

Period ended December 31, 2013

Unit Value	$9.657680	$14.105397	$9.444736	$11.723567	$13.972251	$14.412854	$18.535898	$12.110445	$16.759446	$9.521931
Total Return *	-6.49%	3.12%***	-3.64%	20.45%	16.88%	9.58%	28.01%	26.71%	33.25%	-2.91%***
Ratio of Expenses **	2.46%	2.80%	2.32%	2.70%	3.82%	2.77%	3.82%	3.82%	3.82%	1.25%

Period ended December 31, 2012

Unit Value	$10.327566	$11.268651	$9.801287	$9.732936	$11.954577	$13.152889	$14.480131	$9.557977	$12.577766	n/a
Total Return *	11.21%***	6.00%	-4.15%	10.92%	13.58%	8.96%	12.84%	11.04%	11.53%	n/a
Ratio of Expenses **	2.46%	2.46%	2.32%	2.70%	3.82%	2.77%	3.82%	3.82%	3.82%	n/a

Period ended December 31, 2011

Unit Value	$9.041881	$10.631165	$10.225383	$8.774960	$10.525030	$12.071817	$12.832940	$8.607958	$11.277101	n/a
Total Return *	-0.09%***	-9.60%	0.52%	-4.68%***	-15.54%	-4.55%	-5.80%	-2.32%	-7.92%	n/a
Ratio of Expenses **	1.82%	2.46%	2.32%	2.70%	3.82%	2.77%	3.82%	3.82%	3.82%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

114

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Emerging Markets Index Fund - A (a)	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (c)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (b)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$8.043708	$14.547985	$10.681371	$13.349777	$18.202432	$16.974580	$27.632298	$19.370958	$23.475290	$11.204632
Total Return *	-16.01%	-2.78%	8.59%	-2.45%	-1.92%	4.08%	-3.51%	0.02%	-5.37%	-6.21%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$9.577076	$14.963539	$9.836628	$13.684791	$18.559333	$16.309206	$28.637327	$19.367215	$24.806591	$11.946040
Total Return *	-4.50%	-11.61%***	-2.17%	2.01%***	-6.88%	-8.95%***	8.31%***	12.11%***	3.77%	13.01%***
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$10.028636	$15.500182	$10.055260	$12.824234	$19.930516	$15.811938	$25.970550	$16.967550	$23.906405	$9.537029
Total Return *	-4.73%***	23.00%***	-2.21%	22.08%	16.38%***	11.54%	31.67%	30.33%	28.62%***	-3.95%***
Ratio of Expenses **	0.85%	1.00%	0.85%	1.35%	0.85%	1.00%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.531884	$11.860954	$10.282229	$10.504460	$16.283294	$14.176473	$19.723854	$13.018981	$17.132383	n/a
Total Return *	0.73%***	7.29%	-0.24%***	12.42%	2.01%***	0.31%***	3.32%***	-1.54%***	1.32%***	n/a
Ratio of Expenses **	1.00%	1.25%	0.85%	1.35%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a

Period ended December 31, 2011

Unit Value	$9.038785	$11.055224	$10.451281	$9.343671	$13.662299	$12.679823	$16.658478	$11.285867	$14.638349	n/a
Total Return *	-0.03%***	-8.50%	1.51%	-3.39%	-13.31%	-3.09%	-3.31%	0.36%	-5.48%	n/a
Ratio of Expenses **	1.35%	1.25%	1.35%	1.35%	1.20%	1.25%	1.20%	1.10%	1.20%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

115

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Emerging Markets Index Fund - A (a)	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (c)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (b)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$30,412	$31,683	$—	$71,785	$73,405	$16,987	$112,335	$306,397	$88,288	$3,031
Units Outstanding (in thousands)	3,889	2,279	—	5,654	4,422	1,046	4,454	17,304	4,112	272
Investment Income Ratio *	1.70%	1.99%	0.00%	1.80%	2.37%	2.35%	0.98%	1.51%	0.67%	1.33%

Period ended December 31, 2014

Net Assets (in thousands)	$27,610	$13,852	$3,029	$69,791	$61,638	$8,811	$91,315	$259,697	$74,714	$3,141
Units Outstanding (in thousands)	2,947	963	315	5,342	3,631	562	3,482	14,604	3,286	264
Investment Income Ratio *	1.30%	1.38%	10.72%	1.42%	3.52%	2.56%	0.93%	1.37%	1.00%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$16,399	$5,020	$3,193	$65,059	$49,446	$6,356	$75,340	$205,436	$72,482	$271
Units Outstanding (in thousands)	1,661	333	324	5,170	2,705	414	3,105	12,934	3,306	28
Investment Income Ratio *	0.82%	1.14%	0.00%	1.56%	2.53%	3.78%	0.93%	1.35%	1.27%	5.42%

Period ended December 31, 2012

Net Assets (in thousands)	$8,491	$1,887	$2,444	$50,449	$36,273	$4,074	$40,766	$123,527	$34,922	n/a
Units Outstanding (in thousands)	812	161	242	4,879	2,387	294	2,206	10,096	2,178	n/a
Investment Income Ratio *	0.04%	3.62%	0.00%	1.50%	2.69%	1.92%	1.00%	1.66%	1.66%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	$113	$1,492	$2,092	$42,884	$31,357	$3,212	$35,429	$95,155	$29,344	n/a
Units Outstanding (in thousands)	13	137	201	4,652	2,402	256	2,218	8,847	2,094	n/a
Investment Income Ratio *	0.00%	2.08%	0.95%	1.11%	2.64%	1.44%	0.63%	2.17%	0.78%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations August 29, 2011.
(b) Commencement of operations April 29, 2013.
(c) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

116

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (c)	JNL/MMRS Growth Fund - A (c)	JNL/MMRS Moderate Fund - A (c)	JNL/Morgan Stanley Mid Cap Growth Fund - A (b)	JNL/Neuberger Berman Strategic Income Fund - A (b)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (d)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$10.037407	$9.645712	$9.773015	$11.500987	$10.018393	$8.418188	$14.620129	$11.436394	$12.462997	$9.736350
Total Return *	-3.50%	-6.82%	-5.77%	-6.64%	-3.50%	-13.17%***	0.43%	-5.89%	-3.53%	-4.02%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.45%	2.32%	1.25%	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2014

Unit Value	$10.401642	$10.352069	$10.371899	$12.318387	$10.381966	n/a	$14.557493	$12.152589	$12.919306	$10.143632
Total Return *	3.05%***	-0.37%***	0.21%***	-2.81%	2.49%	n/a	-1.40%	0.32%	-0.10%	-2.56%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.45%	2.32%	n/a	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2013

Unit Value	n/a	n/a	n/a	$12.674195	$10.130188	n/a	$14.764434	$12.113850	$12.932439	$10.410476
Total Return *	n/a	n/a	n/a	34.40%	-2.89%***	n/a	22.14%	-11.74%	-5.92%	1.43%
Ratio of Expenses **	n/a	n/a	n/a	2.45%	2.32%	n/a	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$9.430240	$10.378186	n/a	$12.087946	$13.725632	$13.745677	$10.264129
Total Return *	n/a	n/a	n/a	3.41%***	4.46%***	n/a	16.62%	5.30%	3.84%	2.69%***
Ratio of Expenses **	n/a	n/a	n/a	2.45%	2.31%	n/a	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$10.365544	$13.034508	$13.237441	$9.813265
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	-11.19%	8.51%	0.73%	3.29%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	3.30%	2.92%	4.00%	2.60%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 1, 2011.
(b) Commencement of operations April 30, 2012.
(c) Commencement of operations April 28, 2014.
(d) Commencement of operations April 27, 2015.

117

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (c)	JNL/MMRS Growth Fund - A (c)	JNL/MMRS Moderate Fund - A (c)	JNL/Morgan Stanley Mid Cap Growth Fund - A (b)	JNL/Neuberger Berman Strategic Income Fund - A (b)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (d)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.079561	$9.686243	$9.838769	$12.040674	$10.438491	$8.441103	$20.189406	$13.765763	$21.859627	$10.738827
Total Return *	-3.26%	-6.59%	-6.95%***	-8.14%***	-2.42%	-12.50%***	2.66%	-3.92%	-0.44%	-2.12%
Ratio of Expenses **	1.00%	1.00%	0.85%	1.20%	1.20%	0.85%	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$10.419247	$10.369613	$10.389448	$12.685568	$10.696824	n/a	$19.665443	$14.328127	$21.957250	$10.970883
Total Return *	3.10%***	1.45%***	2.60%***	-1.73%	3.65%***	n/a	0.79%	2.42%	3.10%	-0.63%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.35%	1.20%	n/a	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	n/a	n/a	n/a	$12.909203	$10.311970	n/a	$19.510969	$13.989820	$21.297973	$11.040930
Total Return *	n/a	n/a	n/a	35.88%	1.46%***	n/a	24.86%	-10.80%***	-3.00%***	2.52%***
Ratio of Expenses **	n/a	n/a	n/a	1.35%	1.25%	n/a	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$9.500450	$10.445070	n/a	$15.626425	$15.388594	$21.452391	$10.642622
Total Return *	n/a	n/a	n/a	3.94%***	0.81%***	n/a	19.22%	6.33%***	0.53%***	1.40%***
Ratio of Expenses **	n/a	n/a	n/a	1.35%	1.35%	n/a	1.10%	1.00%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$13.107449	$14.193702	$19.772736	$9.950207
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	-9.22%	10.38%	3.68%	-0.95%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	1.10%	1.20%	1.10%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 1, 2011.
(b) Commencement of operations April 30, 2012.
(c) Commencement of operations April 28, 2014.
(d) Commencement of operations April 27, 2015.
118

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (c)	JNL/MMRS Growth Fund - A (c)	JNL/MMRS Moderate Fund - A (c)	JNL/Morgan Stanley Mid Cap Growth Fund - A (b)	JNL/Neuberger Berman Strategic Income Fund - A (b)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (d)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$19,204	$1,231	$7,804	$10,796	$33,382	$343	$83,341	$75,850	$224,766	$76,164
Units Outstanding (in thousands)	1,907	127	796	909	3,237	41	4,415	5,853	11,614	7,290
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.33%	0.00%	0.92%	3.69%	2.88%	3.82%

Period ended December 31, 2014

Net Assets (in thousands)	$1,848	$168	$680	$7,084	$30,886	n/a	$56,345	$82,537	$234,444	$78,107
Units Outstanding (in thousands)	178	16	66	562	2,914	n/a	3,057	6,086	12,022	7,274
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.03%	n/a	0.59%	0.73%	3.37%	2.48%

Period ended December 31, 2013

Net Assets (in thousands)	n/a	n/a	n/a	$3,787	$10,544	n/a	$47,210	$80,705	$241,408	$55,347
Units Outstanding (in thousands)	n/a	n/a	n/a	294	1,028	n/a	2,571	6,059	12,715	5,104
Investment Income Ratio *	n/a	n/a	n/a	0.00%	0.23%	n/a	1.01%	1.21%	1.18%	2.32%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	n/a	$702	$3,680	n/a	$32,152	$111,530	$259,261	$14,170
Units Outstanding (in thousands)	n/a	n/a	n/a	74	353	n/a	2,182	7,508	13,242	1,348
Investment Income Ratio *	n/a	n/a	n/a	0.76%	0.00%	n/a	1.06%	2.07%	2.12%	3.29%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$25,541	$76,215	$191,091	$5,808
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	2,059	5,478	10,425	586
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.64%	0.99%	3.19%	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations January 1, 2011.
(b) Commencement of operations April 30, 2012.
(c) Commencement of operations April 28, 2014.
(d) Commencement of operations April 27, 2015.

119

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)	JNL/S&P Intrinsic Value Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$13.380499	$13.562701	$13.685427	$17.017675	$13.222673	$16.580961	$18.898667	$16.255184	$9.108275	$17.109588
Total Return *	-9.69%	-10.57%	-5.93%	-11.95%	-2.99%	-7.81%	-1.43%	-1.91%	-3.36%	-16.09%
Ratio of Expenses **	3.06%	2.77%	2.56%	3.62%	2.62%	2.95%	2.62%	2.61%	1.25%	2.65%

Period ended December 31, 2014

Unit Value	$14.816619	$15.166470	$14.548215	$19.326464	$13.629676	$17.984681	$19.172507	$16.571231	$9.425269	$20.390385
Total Return *	-2.89%	7.43%	3.18%	8.50%	-1.98%	11.08%	7.21%	10.77%	-1.93%***	14.96%
Ratio of Expenses **	3.06%	2.77%	2.56%	3.62%	2.62%	2.95%	2.62%	2.61%	1.25%	2.65%

Period ended December 31, 2013

Unit Value	$15.257323	$14.117385	$14.100486	$17.812896	$13.905517	$16.191433	$17.883030	$14.960387	n/a	$17.737411
Total Return *	4.94%	37.23%	33.88%	35.24%	38.00%	39.46%	39.24%	27.41%	n/a	46.03%
Ratio of Expenses **	3.06%	2.77%	2.56%	3.62%	2.62%	2.95%	2.62%	2.61%	n/a	2.65%

Period ended December 31, 2012

Unit Value	$14.539145	$10.287545	$10.532033	$13.171132	$10.076497	$11.610352	$12.843302	$11.741770	n/a	$12.146108
Total Return *	13.22%	13.24%	16.65%	11.54%	26.89%	12.84%	13.60%	9.89%	n/a	11.12%
Ratio of Expenses **	3.06%	2.77%	2.56%	3.62%	2.62%	2.95%	2.62%	2.61%	n/a	2.65%

Period ended December 31, 2011

Unit Value	$12.840972	$9.084554	$9.028677	$11.808634	$7.941350	$10.288829	$11.305556	$10.684731	n/a	$10.930285
Total Return *	1.52%	-9.93%	-10.34%	-8.62%	-20.08%	2.80%	7.68%	1.23%***	n/a	3.74%
Ratio of Expenses **	3.06%	2.77%	2.56%	3.62%	2.62%	2.95%	2.62%	2.61%	n/a	2.65%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 15, 2014.

120

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)	JNL/S&P Intrinsic Value Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$19.845535	$15.739543	$15.206775	$27.777385	$15.029479	$19.646838	$21.803786	$18.738663	$9.155836	$19.783427
Total Return *	-7.67%	-8.84%	-4.64%	-9.83%	-1.25%	-5.85%	0.33%	-0.17%	-8.43%***	-14.57%
Ratio of Expenses **	0.85%	0.85%	1.20%	1.25%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$21.495176	$17.265994	$15.947097	$30.807024	$15.220300	$20.867188	$21.731617	$18.769706	$9.432305	$23.157493
Total Return *	-0.72%	9.51%	4.59%	11.10%	-0.23%	13.43%	10.06%***	6.16%***	2.84%***	13.83%***
Ratio of Expenses **	0.85%	0.85%	1.20%	1.25%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%

Period ended December 31, 2013

Unit Value	$21.650695	$15.766040	$15.247512	$27.729282	$15.255883	$18.396101	$19.494925	$16.299350	n/a	$19.311174
Total Return *	4.03%***	13.21%***	35.72%	38.49%	40.46%	24.81%***	23.34%***	29.22%	n/a	48.09%
Ratio of Expenses **	0.85%	0.85%	1.20%	1.25%	0.85%	0.85%	1.20%	1.20%	n/a	1.25%

Period ended December 31, 2012

Unit Value	$19.736528	$11.190626	$11.234940	$20.023195	$10.861067	$12.819083	$13.769500	$12.613424	n/a	$13.040569
Total Return *	10.16%***	6.15%***	18.25%***	14.22%	20.39%***	-0.52%***	15.17%	11.46%	n/a	12.69%
Ratio of Expenses **	1.00%	1.00%	1.20%	1.25%	0.85%	1.00%	1.25%	1.20%	n/a	1.25%

Period ended December 31, 2011

Unit Value	$16.850240	$9.581893	$9.483068	$17.530227	$8.301161	$11.049760	$11.955476	$11.316966	n/a	$11.572214
Total Return *	3.53%	-8.65%	-9.16%***	-6.44%	-23.94%***	4.61%	9.16%	11.09%***	n/a	-8.15%***
Ratio of Expenses **	1.10%	1.35%	1.25%	1.25%	1.25%	1.20%	1.25%	1.20%	n/a	1.25%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 15, 2014.

121

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)	JNL/S&P Intrinsic Value Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$88,965	$18,514	$27,059	$8,505	$25,383	$409,478	$63,579	$188,179	$1,738	$59,765
Units Outstanding (in thousands)	5,029	1,230	1,825	363	1,743	21,910	3,072	10,617	190	3,189
Investment Income Ratio *	5.67%	0.73%	0.71%	0.00%	5.80%	5.32%	0.80%	2.47%	1.12%	1.09%

Period ended December 31, 2014

Net Assets (in thousands)	$106,798	$17,365	$12,126	$9,690	$24,826	$314,115	$43,253	$182,015	$142	$59,875
Units Outstanding (in thousands)	5,576	1,046	775	374	1,680	15,734	2,092	10,200	15	2,720
Investment Income Ratio *	6.12%	0.61%	0.29%	5.14%	7.27%	2.42%	0.32%	1.50%	0.00%	0.83%

Period ended December 31, 2013

Net Assets (in thousands)	$89,003	$10,913	$8,596	$7,682	$22,471	$167,200	$32,333	$129,777	n/a	$36,298
Units Outstanding (in thousands)	4,628	719	573	339	1,516	9,461	1,696	8,150	n/a	1,916
Investment Income Ratio *	6.48%	0.57%	0.39%	1.34%	9.56%	0.84%	0.80%	2.03%	n/a	1.05%

Period ended December 31, 2012

Net Assets (in thousands)	$71,646	$5,314	$4,598	$5,003	$12,552	$67,214	$14,021	$55,100	n/a	$13,731
Units Outstanding (in thousands)	4,004	488	415	320	1,191	5,399	1,035	4,453	n/a	1,071
Investment Income Ratio *	5.98%	0.36%	1.08%	1.38%	0.00%	1.88%	0.69%	1.77%	n/a	0.78%

Period ended December 31, 2011

Net Assets (in thousands)	$49,959	$3,700	$3,097	$4,165	$9,423	$53,136	$3,763	$28,048	n/a	$15,737
Units Outstanding (in thousands)	3,231	390	330	320	1,150	4,885	318	2,516	n/a	1,379
Investment Income Ratio *	7.50%	0.13%	0.23%	1.12%	9.14%	4.77%	0.59%	1.83%	n/a	1.10%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations September 15, 2014.

122

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$14.186639	$11.227064	$13.688595	$12.320149	$12.921449	$9.789655	$15.186258	$9.371504	$32.220403	$49.019037
Total Return *	-3.64%	-4.40%	-3.80%	-4.11%	-4.29%	-15.00%***	-10.28%	-1.76%	6.36%	2.29%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	2.46%	2.81%	1.25%	4.00%	4.00%

Period ended December 31, 2014

Unit Value	$14.722139	$11.743388	$14.229284	$12.847889	$13.500712	$11.256496	$16.926497	$9.538960	$30.293957	$47.920519
Total Return *	2.94%	0.15%	1.83%	0.84%	0.79%	4.70%***	12.68%	-3.96%***	4.45%	8.40%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	2.00%	2.81%	1.25%	4.00%	4.00%

Period ended December 31, 2013

Unit Value	$14.301457	$11.725503	$13.974207	$12.740242	$13.394953	n/a	$15.021726	n/a	$29.004459	$44.205722
Total Return *	21.48%	1.51%	18.17%	7.10%	11.73%	n/a	47.48%	n/a	33.23%	31.15%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	2.81%	n/a	4.00%	4.00%

Period ended December 31, 2012

Unit Value	$11.772322	$11.550775	$11.825962	$11.895904	$11.988953	n/a	$10.185716	n/a	$21.770550	$33.706054
Total Return *	11.88%	5.63%	11.17%	7.57%	9.68%	n/a	18.45%	n/a	14.16%	9.12%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	2.81%	n/a	4.00%	4.00%

Period ended December 31, 2011

Unit Value	$10.522116	$10.934617	$10.637647	$11.058493	$10.930358	n/a	$8.599454	n/a	$19.069527	$30.888728
Total Return *	-8.03%	0.16%	-6.62%	-2.19%	-4.77%	n/a	-8.01%	n/a	-5.04%	-5.31%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	2.81%	n/a	4.00%	4.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 28, 2014.

123

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$21.218489	$13.621413	$21.212985	$15.184807	$19.845710	$10.055207	$17.791675	$9.434572	$61.722195	$89.185169
Total Return *	-1.42%	-2.74%	-1.39%	-2.31%	-1.95%	-11.37%	-8.51%	-1.36%	9.76%	5.30%
Ratio of Expenses **	1.20%	1.20%	1.20%	1.20%	1.20%	0.85%	0.85%	0.85%	0.85%	1.10%

Period ended December 31, 2014

Unit Value	$21.525177	$14.004861	$21.512865	$15.543434	$20.239581	$11.344547	$19.445569	$9.564822	$56.232230	$84.694266
Total Return *	5.31%	1.89%	4.37%	2.74%	3.26%	12.03%***	7.26%***	-1.11%***	7.79%	11.59%
Ratio of Expenses **	1.20%	1.20%	1.20%	1.20%	1.20%	0.85%	0.85%	0.85%	0.85%	1.10%

Period ended December 31, 2013

Unit Value	$20.440770	$13.745057	$20.611744	$15.129153	$19.600872	n/a	$16.565974	n/a	$52.169036	$75.895422
Total Return *	24.27%	3.27%	21.12%	9.11%	14.46%	n/a	49.87%	n/a	28.82%***	35.01%
Ratio of Expenses **	1.20%	1.20%	1.20%	1.20%	1.20%	n/a	1.20%	n/a	0.85%	1.10%

Period ended December 31, 2012

Unit Value	$16.448262	$13.309324	$17.017523	$13.866156	$17.123982	n/a	$11.053407	n/a	$36.952947	$56.214659
Total Return *	14.46%	7.47%	13.96%	9.60%***	12.38%	n/a	1.63%***	n/a	10.06%***	12.34%
Ratio of Expenses **	1.20%	1.20%	1.20%	1.20%	1.20%	n/a	1.20%	n/a	1.00%	1.10%

Period ended December 31, 2011

Unit Value	$14.370593	$12.383906	$14.933032	$12.606526	$15.237672	n/a	$9.164285	n/a	$30.892401	$50.039375
Total Return *	-5.93%***	1.89%	-4.29%	-0.41%	-2.44%***	n/a	-6.57%	n/a	-2.26%	-2.53%
Ratio of Expenses **	1.20%	1.20%	1.20%	1.25%	1.20%	n/a	1.25%	n/a	1.10%	1.10%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 28, 2014.
124

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$135,512	$142,097	$339,937	$280,867	$443,578	$11,122	$30,621	$3,733	$259,476	$199,716
Units Outstanding (in thousands)	6,882	10,875	17,079	19,230	23,737	1,117	1,816	397	4,907	2,485
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.00%	0.18%	1.34%	0.00%	0.00%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$135,815	$146,026	$339,783	$291,636	$454,436	$3,468	$33,313	$1,767	$168,167	$162,598
Units Outstanding (in thousands)	6,774	10,833	16,781	19,457	23,808	307	1,800	185	3,516	2,134
Investment Income Ratio *	0.48%	0.30%	0.54%	0.21%	0.24%	0.00%	0.99%	0.00%	0.00%	0.15%

Period ended December 31, 2013

Net Assets (in thousands)	$121,398	$143,689	$298,547	$264,135	$403,506	n/a	$17,480	n/a	$149,250	$131,138
Units Outstanding (in thousands)	6,367	10,837	15,340	18,062	21,809	n/a	1,080	n/a	3,368	1,919
Investment Income Ratio *	0.77%	0.58%	0.90%	0.46%	0.51%	n/a	1.26%	n/a	0.08%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$77,048	$146,424	$221,040	$236,192	$325,921	n/a	$5,496	n/a	$101,080	$95,965
Units Outstanding (in thousands)	5,056	11,378	13,768	17,574	20,148	n/a	506	n/a	3,156	1,902
Investment Income Ratio *	0.92%	2.50%	1.21%	1.85%	1.50%	n/a	1.07%	n/a	0.00%	0.21%

Period ended December 31, 2011

Net Assets (in thousands)	$67,978	$105,755	$184,728	$183,032	$257,461	n/a	$3,001	n/a	$66,027	$75,215
Units Outstanding (in thousands)	5,126	8,785	13,104	14,882	17,870	n/a	332	n/a	2,451	1,676
Investment Income Ratio *	0.64%	2.25%	0.71%	1.93%	1.64%	n/a	1.24%	n/a	0.00%	0.02%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 28, 2014.

125

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A

Highest expense ratio
Period ended December 31, 2015

Unit Value	$8.985961	$17.389913	$9.411507	$26.645724	$8.568705	$22.420084	$17.327484	$6.054948	$16.257361	$8.918358
Total Return *	-2.46%	-5.31%	-6.10%***	-4.14%	-3.01%	-6.57%	-8.92%	-0.37%	2.16%	-4.14%
Ratio of Expenses **	2.81%	3.60%	1.25%	3.30%	3.06%	3.62%	2.92%	3.06%	3.60%	3.10%

Period ended December 31, 2014

Unit Value	$9.212594	$18.365119	n/a	$27.796839	$8.834862	$23.995506	$19.025413	$6.077288	$15.914213	$9.303494
Total Return *	-2.36%	9.25%	n/a	6.30%	-3.01%	7.37%	-0.85%	2.34%	6.90%	9.61%
Ratio of Expenses **	2.81%	3.60%	n/a	3.30%	3.06%	3.62%	2.92%	3.06%	3.60%	3.10%

Period ended December 31, 2013

Unit Value	$9.434969	$16.810898	n/a	$26.150020	$9.109248	$22.348000	$19.187705	$5.938096	$14.887088	$8.487959
Total Return *	-2.68%	32.29%	n/a	15.46%	-3.01%	26.39%	32.92%	17.37%	36.12%	29.28%
Ratio of Expenses **	2.81%	3.60%	n/a	3.30%	3.06%	3.62%	2.92%	3.06%	3.60%	3.10%

Period ended December 31, 2012

Unit Value	$9.694295	$12.707361	n/a	$22.649504	$9.392217	$17.682097	$14.435226	$5.059207	$10.936346	$6.565716
Total Return *	-0.40%	15.11%	n/a	6.51%	-3.02%	12.20%	14.31%	16.70%	19.10%	22.26%
Ratio of Expenses **	2.81%	3.60%	n/a	3.30%	3.06%	3.62%	2.92%	3.06%	3.60%	3.10%

Period ended December 31, 2011

Unit Value	$9.733370	$11.039639	n/a	$21.264551	$9.684774	$15.759197	$12.628671	$4.335113	$9.182378	$5.370175
Total Return *	-1.42%	-5.52%***	n/a	-0.07%	-3.00%	-5.53%	5.75%	-6.10%	2.78%	-15.54%
Ratio of Expenses **	2.81%	3.60%	n/a	3.30%	3.06%	3.62%	2.92%	3.06%	3.60%	3.10%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

126

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$10.861319	$26.735011	$9.425575	$44.176861	$13.519203	$31.310920	$22.910062	$8.719714	$25.561759	$12.922062
Total Return *	-0.53%	-2.67%	-5.93%***	-1.76%	-0.85%	-4.18%	-7.77%	1.86%	5.00%	-1.96%
Ratio of Expenses **	0.85%	0.85%	1.00%	0.85%	0.85%	1.10%	1.20%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$10.919162	$27.469745	n/a	$44.969905	$13.634433	$32.677119	$24.839338	$8.560594	$24.344656	$13.180174
Total Return *	-0.42%	12.29%	n/a	8.93%	-0.84%	10.11%	0.87%	1.89%***	9.87%	12.10%
Ratio of Expenses **	0.85%	0.85%	n/a	0.85%	0.85%	1.10%	1.20%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$10.965523	$24.464134	n/a	$41.281711	$13.750591	$29.676154	$24.624011	$8.005423	$22.156773	$11.757276
Total Return *	-0.59%***	21.30%***	n/a	14.41%***	-0.37%***	29.61%	35.23%	19.81%	12.21%***	5.19%***
Ratio of Expenses **	0.85%	0.85%	n/a	0.85%	0.85%	1.10%	1.20%	1.00%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$10.938309	$17.653107	n/a	$33.979116	$13.505871	$22.895903	$18.209120	$6.681594	$15.518465	$8.482107
Total Return *	-0.14%***	10.65%***	n/a	-0.95%***	-0.56%***	15.07%	15.04%***	-0.81%***	0.76%***	24.61%
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	1.00%	1.10%	1.20%	1.00%	1.00%	1.20%

Period ended December 31, 2011

Unit Value	$10.663490	$14.769881	n/a	$30.154336	$13.196508	$19.896804	$15.560870	$5.437031	$12.304904	$6.806673
Total Return *	0.17%***	-3.14%	n/a	2.04%	-1.19%	-3.13%	7.52%	-4.39%	5.21%	-13.93%
Ratio of Expenses **	1.20%	1.10%	n/a	1.20%	1.20%	1.10%	1.25%	1.25%	1.25%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of September 25, 2015.

127

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$58,280	$103,769	$33	$228,923	$70,791	$44,306	$—	$11,240	$60,047	$52,080
Units Outstanding (in thousands)	5,700	4,354	4	5,904	5,888	1,505	—	1,447	2,622	4,502
Investment Income Ratio *	1.03%	0.83%	0.00%	1.17%	0.00%	1.49%	2.97%	3.61%	0.53%	1.19%

Period ended December 31, 2014

Net Assets (in thousands)	$47,459	$98,722	n/a	$214,173	$67,667	$44,081	$41,333	$12,293	$30,112	$39,790
Units Outstanding (in thousands)	4,599	4,005	n/a	5,422	5,497	1,429	1,766	1,608	1,375	3,361
Investment Income Ratio *	1.15%	0.83%	n/a	1.34%	0.00%	1.45%	2.02%	2.93%	0.57%	0.93%

Period ended December 31, 2013

Net Assets (in thousands)	$44,959	$74,023	n/a	$145,061	$58,662	$40,693	$48,340	$9,606	$27,063	$33,962
Units Outstanding (in thousands)	4,322	3,345	n/a	3,995	4,817	1,448	2,085	1,311	1,353	3,234
Investment Income Ratio *	1.56%	1.25%	n/a	1.54%	0.00%	1.91%	2.54%	2.43%	0.68%	0.92%

Period ended December 31, 2012

Net Assets (in thousands)	$31,283	$47,218	n/a	$98,608	$45,026	$27,688	$32,852	$10,005	$12,972	$19,350
Units Outstanding (in thousands)	2,973	2,883	n/a	3,212	3,689	1,275	1,913	1,611	906	2,433
Investment Income Ratio *	1.07%	1.41%	n/a	1.30%	0.00%	2.30%	2.37%	3.49%	0.57%	1.05%

Period ended December 31, 2011

Net Assets (in thousands)	$20,001	$35,098	n/a	$77,021	$40,932	$22,913	$22,351	$6,054	$5,465	$9,654
Units Outstanding (in thousands)	1,918	2,523	n/a	2,739	3,340	1,209	1,520	1,182	463	1,509
Investment Income Ratio *	1.24%	1.45%	n/a	1.17%	0.00%	1.07%	2.58%	3.27%	0.56%	0.69%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

128

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (b)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)

Highest expense ratio
Period ended December 31, 2015

Unit Value	$18.834232	$13.738420	$12.108113	$18.586349	$18.978638	$12.615395	$13.479578	$8.736021	$11.897248	$14.637327
Total Return *	2.79%	-6.22%	3.21%	-1.39%	-26.02%	-10.73%	-7.68%	1.22%	-0.73%	0.16%***
Ratio of Expenses **	3.62%	3.36%	2.95%	2.82%	3.67%	2.70%	2.80%	3.10%	3.36%	2.32%

Period ended December 31, 2014

Unit Value	$18.323653	$14.649591	$11.731788	$18.847701	$25.654937	$14.132220	$14.600272	$8.630642	$11.984595	n/a
Total Return *	20.69%	7.65%	3.88%	15.14%	-13.59%	2.38%	0.64%	16.93%	4.16%	n/a
Ratio of Expenses **	3.62%	3.36%	2.95%	2.82%	3.67%	2.70%	2.80%	3.10%	3.36%	n/a

Period ended December 31, 2013

Unit Value	$15.182719	$13.609160	$11.293493	$16.368926	$29.688434	$13.803245	$14.507118	$7.381020	$11.505592	n/a
Total Return *	35.88%	27.33%	28.44%	37.18%	20.83%	36.77%	33.11%	22.33%	30.37%	n/a
Ratio of Expenses **	3.62%	3.36%	2.95%	2.82%	3.67%	2.70%	2.80%	3.10%	3.36%	n/a

Period ended December 31, 2012

Unit Value	$11.173519	$10.687935	$8.793140	$11.932755	$24.570833	$10.092357	$10.898391	$6.033679	$8.825143	n/a
Total Return *	14.33%	14.13%	10.98%	16.32%	0.58%	8.55%	10.70%	7.83%	5.55%	n/a
Ratio of Expenses **	3.62%	3.36%	2.95%	2.82%	3.67%	2.70%	2.80%	3.10%	3.36%	n/a

Period ended December 31, 2011

Unit Value	$9.773195	$9.364430	$7.923453	$10.258367	$24.429425	$9.297026	$9.845349	$5.595727	$8.361326	n/a
Total Return *	6.95%	-5.30%	-12.46%	-0.84%	-0.44%	2.13%***	-10.26%	-3.36%	-25.52%	n/a
Ratio of Expenses **	3.62%	3.36%	2.95%	2.82%	3.67%	2.70%	2.80%	3.10%	3.36%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

129

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (b)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)

Lowest expense ratio
Period ended December 31, 2015

Unit Value	$29.736848	$17.514230	$14.168881	$23.192699	$30.226149	$14.864081	$15.756157	$12.657594	$15.261396	$16.056101
Total Return *	5.67%	-4.17%	3.77%	0.58%	-23.91%	-9.30%***	-6.00%	3.52%	0.01%	-1.83%***
Ratio of Expenses **	0.85%	1.20%	1.20%	0.85%	0.85%	1.00%	1.00%	0.85%	1.00%	1.00%

Period ended December 31, 2014

Unit Value	$28.140272	$18.276810	$13.653668	$23.060016	$39.722883	$16.087525	$16.761660	$12.226668	$15.260536	n/a
Total Return *	24.08%	10.00%	5.72%	17.43%	-11.11%	3.93%	2.47%	19.59%***	6.65%	n/a
Ratio of Expenses **	0.85%	1.20%	1.20%	0.85%	0.85%	1.20%	1.00%	0.85%	1.00%	n/a

Period ended December 31, 2013

Unit Value	$22.679603	$16.615938	$12.915534	$19.636541	$44.689859	$15.479858	$16.357605	$10.003673	$14.308882	n/a
Total Return *	4.14%***	30.11%	30.70%	13.84%***	6.46%***	8.15%***	35.54%	24.93%	25.78%***	n/a
Ratio of Expenses **	0.85%	1.20%	1.20%	0.85%	0.85%	1.20%	1.00%	1.00%	1.00%	n/a

Period ended December 31, 2012

Unit Value	$15.909183	$12.770439	$9.881606	$13.863086	$35.236162	$11.040021	$12.068857	$8.007603	$10.544705	n/a
Total Return *	-1.98%***	16.63%	12.94%	-1.45%***	-3.63%***	10.03%	3.64%***	-5.30%***	7.86%	n/a
Ratio of Expenses **	1.00%	1.20%	1.20%	1.00%	1.00%	1.35%	1.00%	1.00%	1.20%	n/a

Period ended December 31, 2011

Unit Value	$13.145097	$10.949320	$8.749376	$11.534623	$33.267572	$10.033768	$10.583722	$7.052998	$9.776439	n/a
Total Return *	9.50%	-3.23%	-10.92%	0.77%	2.04%	3.51%	-8.86%	-1.56%	-23.90%	n/a
Ratio of Expenses **	1.25%	1.20%	1.20%	1.20%	1.20%	1.35%	1.25%	1.25%	1.20%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.  The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements. Unit values disclosed are as of April 24, 2015.

130

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (b)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a)

Investment Division data
Period ended December 31, 2015

Net Assets (in thousands)	$210,768	$239,192	$—	$50,366	$73,657	$29,558	$15,746	$105,648	$—	$4,717
Units Outstanding (in thousands)	7,893	14,272	—	2,333	2,726	2,098	1,042	9,382	—	306
Investment Income Ratio *	0.45%	2.63%	0.00%	0.56%	1.63%	1.63%	2.61%	0.61%	0.00%	6.56%

Period ended December 31, 2014

Net Assets (in thousands)	$132,507	$250,441	$35,385	$44,616	$71,624	$5,163	$18,732	$72,883	$35,703	n/a
Units Outstanding (in thousands)	5,236	14,279	2,689	2,080	2,012	331	1,168	6,681	2,479	n/a
Investment Income Ratio *	0.58%	2.03%	1.96%	0.23%	1.24%	0.87%	0.64%	0.69%	0.26%	n/a

Period ended December 31, 2013

Net Assets (in thousands)	$64,183	$262,164	$36,911	$19,932	$62,863	$3,874	$13,174	$46,277	$29,080	n/a
Units Outstanding (in thousands)	3,136	16,407	2,958	1,086	1,567	257	837	5,053	2,154	n/a
Investment Income Ratio *	0.79%	2.59%	2.89%	0.88%	1.25%	0.97%	1.74%	0.73%	1.96%	n/a

Period ended December 31, 2012

Net Assets (in thousands)	$27,339	$229,094	$31,818	$14,651	$46,921	$2,337	$6,871	$32,856	$23,652	n/a
Units Outstanding (in thousands)	1,865	18,622	3,322	1,112	1,450	215	590	4,470	2,333	n/a
Investment Income Ratio *	0.88%	2.89%	2.82%	0.27%	1.13%	0.48%	0.67%	0.28%	0.06%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	$18,150	$224,788	$30,661	$6,906	$40,885	$2,306	$11,333	$20,787	$29,159	n/a
Units Outstanding (in thousands)	1,449	21,250	3,601	620	1,302	233	1,090	3,099	3,089	n/a
Investment Income Ratio *	0.94%	3.20%	1.89%	0.53%	0.77%	0.52%	0.75%	0.18%	0.00%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired. The respective acquisitions can be found on pages 72-73 of the Notes to Financial Statements.

131

KPMG LLP Aon Center Suite 5500 200 East Randolph Drive Chicago, IL 60601-6436

Independent Registered Public Accounting Firm Report
The Board of Directors and Shareholders
Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statement of assets and liabilities of each Investment Division within JNLNY Separate Account I (the “Company”), as of December 31, 2015, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agent of the underlying mutual funds and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each Investment Division within the Company as of December 31, 2015, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP

Chicago, Illinois
March 22, 2016

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

132

APPENDIX B

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
Jackson National Life Insurance Company of New York:
We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2015 and 2014, and the related income statements, statements of comprehensive income, stockholder’s equity, and cash flows for each of the years in the three‑year period ended December 31, 2015. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the years in the three‑year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP
Columbus, Ohio
March 16, 2016

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2015	2014
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2015 $1,792,863; 2014 $1,686,454)	$1,835,373	$1,789,455
Trading securities, at fair value	532	566
Policy loans	282	238
Total investments	1,836,187	1,790,259
Cash and cash equivalents	119,596	90,829
Accrued investment income	16,636	16,220
Deferred acquisition costs	359,229	297,583
Deferred sales inducements	5,486	5,661
Reinsurance recoverable, net	139,299	119,113
Income taxes receivable from Parent	70,499	67,309
Receivable from Parent	562	1,334
Separate account assets	8,515,156	7,827,657
Total assets	$11,062,650	$10,215,965

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$185,837	$182,864
Other contract holder funds	1,669,744	1,563,817
Deferred income taxes, net	24,111	25,329
Other liabilities	52,603	42,627
Separate account liabilities	8,515,156	7,827,657
Total liabilities	10,447,451	9,642,294

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	256,000
Accumulated other comprehensive income, net of
tax expense of $976 in 2015 and $13,009 in 2014	23,442	45,789
Retained earnings	333,757	269,882
Total stockholder's equity	615,199	573,671
Total liabilities and stockholder's equity	$11,062,650	$10,215,965

See accompanying Notes to Financial Statements

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2015	2014	2013
Revenues
Fee income	$213,379	$180,616	$140,543
Premium, net of reinsurance	(74,889)	(61,144)	(32,303)
Net investment income	78,753	81,690	83,590
Net realized (losses) gains on investments:
Total other-than-temporary impairments	(1,525)	(2,642)	(2,891)
Portion of other-than-temporary impairments included in
other comprehensive income	(32)	1,890	2,455
Net other-than-temporary impairments	(1,557)	(752)	(436)
Other investment gains	1,047	4,018	2,731
Total net realized (losses) gains on investments	(510)	3,266	2,295
Other income	135	147	157
Total revenues	216,868	204,575	194,282
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(15,068)	27,668	(26,393)
Interest credited on other contract holder funds, net of deferrals	38,637	39,481	39,723
Operating costs and other expenses, net of deferrals	70,004	60,430	56,017
Amortization of deferred acquisition and sales inducement costs	49,019	29,718	69,001
Total benefits and expenses	142,592	157,297	138,348
Pretax income	74,276	47,278	55,934
Income tax expense	10,401	10,336	10,251
Net income	$63,875	$36,942	$45,683

See accompanying Notes to Financial Statements

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2015	2014	2013
Net income	$63,875	$36,942	$45,683

Other comprehensive (loss) income, net of tax:
Net unrealized (losses) gains on securities not other-than-temporarily impaired (net of tax (benefit) expense of: 2015 $(11,300); 2014 $5,389; 2013 $(21,161))	(20,987)	10,007	(39,300)

Net unrealized gains (losses) on other-than-temporarily impaired securities (net of tax expense (benefit) of: 2015 $8; 2014 $(526); 2013 $(682))	16	(977)	(1,267)

Reclassification adjustment for losses included in net income (net of tax benefit of: 2015 $741; 2014 $1,011; 2013 $1,179)	(1,376)	(1,877)	(2,189)
Total other comprehensive (loss) income	(22,347)	7,153	(42,756)
Comprehensive income	$41,528	$44,095	$2,927

See accompanying Notes to Financial Statements

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Stockholder's Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2012	$2,000	$256,000	$81,392	$187,257	$526,649

Net income	—	—	—	45,683	45,683
Change in unrealized investment gains
and losses, net of tax	—	—	(42,756)	—	(42,756)
Balances as of December 31, 2013	2,000	256,000	38,636	232,940	529,576

Net income	—	—	—	36,942	36,942
Change in unrealized investment gains
and losses, net of tax	—	—	7,153	—	7,153
Balances as of December 31, 2014	2,000	256,000	45,789	269,882	573,671

Net income	—	—	—	63,875	63,875
Change in unrealized investment gains
and losses, net of tax	—	—	(22,347)	—	(22,347)
Balances as of December 31, 2015	$2,000	$256,000	$23,442	$333,757	$615,199

See accompanying Notes to Financial Statements

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2015	2014	2013
Cash flows from operating activities:
Net income	$63,875	$36,942	$45,683
Adjustments to reconcile net income to net cash
provided by operating activities:
Net realized losses (gains) on investments	510	(3,266)	(2,295)
Interest credited on deposit liabilities, gross	38,692	39,553	39,803
Amortization of discount and premium on investments	(1,690)	(1,140)	(1,094)
Deferred income tax expense	10,816	(3,328)	272
Change in:
Accrued investment income	(416)	537	(31)
Deferred sales inducements and acquisition costs	(35,359)	(59,027)	1,120
Trading portfolio activity, net	34	261	(180)
Income taxes receivable from Parent	(3,190)	4,734	(9,960)
Claims payable	279	5,631	9,285
Receivable from Parent	772	(1,246)	338
Other assets and liabilities, net	(11,341)	20,508	(22,807)
Net cash provided by operating activities	62,982	40,159	60,134

Cash flows from investing activities:
Fixed maturities:
Proceeds from sales, maturities and repayments	205,307	190,478	171,067
Purchases	(310,554)	(195,744)	(210,857)
Other investing activities	2,820	(2,571)	(815)
Net cash used in investing activities	(102,427)	(7,837)	(40,605)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,733,663	1,828,977	1,349,791
Withdrawals	(659,083)	(625,021)	(513,648)
Net transfers to separate accounts	(1,006,368)	(1,248,902)	(858,175)
Net cash provided by (used in) financing activities	68,212	(44,946)	(22,032)

Net increase (decrease) in cash and cash equivalents	28,767	(12,624)	(2,503)

Cash and cash equivalents, beginning of year	90,829	103,453	105,956
Total cash and cash equivalents, end of year	$119,596	$90,829	$103,453

Supplemental Cash Flow Information
Income tax paid to Parent	$2,775	$8,930	$19,939

See accompanying Notes to Financial Statements

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

1.	Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Certain amounts in the 2014 notes to the financial statements have been reclassified to conform to the 2015 presentation.
The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and 7) value of guaranteed benefits. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures.” The updated guidance changes the accounting for repurchase-to-maturity transactions and repurchase financing such that they will be consistent with secured borrowing accounting. In addition, the guidance requires new disclosures for all repurchase agreements and securities lending transactions. Effective January 1, 2015, the Company adopted ASU No. 2014-11 and has included the required disclosures in Note 3, with no impact on the Company’s financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted
In May 2015, the FASB issued ASU No. 2015-07, “Fair Value Measurement: Disclosures for Certain Investments that Calculate Net Asset Value per Share (or Its Equivalent),” which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient, and limits those disclosures only to those investments for which the practical expedient has been elected. ASU No. 2015-07 is effective for annual periods beginning after December 15, 2015 and should be applied retrospectively

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

for all periods presented. Early adoption is permitted. The adoption of ASU No. 2015-07 is not expected to have an impact on the Company’s financial statements.

In January 2015, the FASB issued ASU No. 2015-01, “Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items,” which eliminates the concept of extraordinary items. This ASU may be applied prospectively or retrospectively. Early adoption is permitted if the guidance is applied as of the beginning of the annual period of adoption. ASU No. 2015-01 is effective for annual periods ending after December 15, 2016 and is not expected to have an impact on the Company’s financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. ASU No. 2014-15 is effective for periods beginning after December 15, 2016 and is not expected to have an impact on the Company’s financial statements.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owner/stockholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $20.2 million and $28.1 million as of December 31, 2015 and 2014, respectively.

Fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Jackson-NY’s guaranteed minimum income benefit (“GMIB”) book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value. In 2013, Jackson-NY amended its reinsurance contract with its Parent related to guaranteed minimum withdrawal benefits (“GMWB”) associated with variable annuities. The direct GMWB reserve and related ceded reserves are also considered an embedded derivative and are carried at fair value. Further details regarding the fair values of these items are included in Note 4 and details regarding this amendment are included in Note 6. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivative instruments that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2015 and 2014, deferred acquisition costs decreased by $17.2 million and $42.0 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 7.4%, after investment management fees for both 2015 and 2014. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2015 and 2014, projected returns after the next five years were set at 7.4%. At December 31, 2015 and 2014, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2015, 2014 and 2013.

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2015 and 2014, deferred sales inducements decreased by $0.8 million and $2.2 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2015, 2014 and 2013.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers.  Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life. The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Mortality assumptions range from 30% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 3.5% to 6.0%. Lapse and expense assumptions are based on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets associated with variable life and annuity contracts, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 16, 2016, which is the date the financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2015, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2015, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $2.5 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2015
AAA	18.2%
AA	7.3%
A	36.6%
BBB	33.6%
Investment grade	95.7%
BB	2.2%
B and below	2.1%
Below investment grade	4.3%
Total fixed maturities	100.0%

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

At December 31, 2015, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 85% were investment grade, 4% were below investment grade and 11% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 24% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2015, the industries accounting for the larger percentage of unrealized losses included energy (39% of fixed maturities gross unrealized losses) and basic industry (21%). The largest unrealized loss related to a single corporate obligor was $2.0 million at December 31, 2015.

At December 31, 2015 and 2014, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2015	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$58,159	$3,419	$—	$61,578	$—
Public utilities	139,415	9,775	947	148,243	—
Corporate securities	1,221,849	43,277	23,236	1,241,890	—
Residential mortgage-backed	61,132	2,898	459	63,571	(1,926)
Commercial mortgage-backed	225,675	7,819	1,050	232,444	(158)
Other asset-backed securities	86,633	1,627	613	87,647	(691)
Total fixed maturities	$1,792,863	$68,815	$26,305	$1,835,373	$(2,775)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2014	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$68,217	$4,153	$—	$72,370	$—
Public utilities	129,064	14,565	145	143,484	—
Corporate securities	1,120,463	69,536	5,899	1,184,100	—
Residential mortgage-backed	78,924	3,137	1,859	80,202	(3,069)
Commercial mortgage-backed	203,948	17,407	237	221,118	(158)
Other asset-backed securities	85,838	2,652	309	88,181	(691)
Total fixed maturities	$1,686,454	$111,450	$8,449	$1,789,455	$(3,918)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2015, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$51,583	$858	$—	$52,441
Due after 1 year through 5 years	425,936	28,444	3,292	451,088
Due after 5 years through 10 years	869,318	19,088	20,237	868,169
Due after 10 years through 20 years	45,254	4,870	178	49,946
Due after 20 years	27,332	3,211	476	30,067
Residential mortgage-backed	61,132	2,898	459	63,571
Commercial mortgage-backed	225,675	7,819	1,050	232,444
Other asset-backed securities	86,633	1,627	613	87,647
Total	$1,792,863	$68,815	$26,305	$1,835,373

Securities with a carrying value of $527 thousand and $533 thousand at December 31, 2015 and 2014, respectively, were on deposit with the state of New York as required by state insurance law.

At December 31, 2015 and 2014, there were no fixed maturities in default that were anticipated to be income producing when purchased and no fixed maturities that have been non-income producing for the preceding 12 months.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2015	Cost	Gains	Losses	Value
Prime	$10,938	$616	$70	$11,484
Alt-A	9,507	551	16	10,042
Subprime	12,966	115	373	12,708
Total non-agency RMBS	$33,411	$1,282	$459	$34,234

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2014	Cost	Gains	Losses	Value
Prime	$14,660	$603	$129	$15,134
Alt-A	14,030	600	86	14,544
Subprime	19,482	202	1,626	18,058
Total non-agency RMBS	$48,172	$1,405	$1,841	$47,736

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2015			December 31, 2014
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$947	$19,718	12	$8	$1,989	1
Corporate securities	16,026	365,365	244	3,036	87,081	68
Residential mortgage-backed	46	4,953	1	72	11,126	4
Commercial mortgage-backed	1,050	47,936	21	—	—	—
Other asset-backed securities	430	48,255	35	82	21,229	14
Total temporarily impaired
securities	$18,499	$486,227	313	$3,198	$121,425	87

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$—	$—	—	$137	$5,854	3
Corporate securities	7,210	39,995	26	2,863	98,828	60
Residential mortgage-backed	413	7,376	5	1,787	14,741	9
Commercial mortgage-backed	—	—	—	237	9,051	5
Other asset-backed securities	183	4,656	5	227	10,973	7
Total temporarily impaired
securities	$7,806	$52,027	36	$5,251	$139,447	84

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$947	$19,718	12	$145	$7,843	4
Corporate securities	23,236	405,360	270	5,899	185,909	128
Residential mortgage-backed	459	12,329	6	1,859	25,867	13
Commercial mortgage-backed	1,050	47,936	21	237	9,051	5
Other asset-backed securities	613	52,911	40	309	32,202	21
Total temporarily impaired
securities	$26,305	$538,254	349	$8,449	$260,872	171

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2015 and 2014, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31, 2015 and 2014, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 68%.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized (losses) gains on investments (in thousands):

	Years Ended December 31,
	2015	2014	2013
Available-for-sale securities
Realized gains on sale	$4,175	$4,439	$3,057
Realized losses on sale	(3,146)	(421)	(326)
Impairments:
Total other-than-temporary impairments	(1,525)	(2,642)	(2,891)
Portion of other-than-temporary impairments
included in other comprehensive income	(32)	1,890	2,455
Net other-than-temporary impairments	(1,557)	(752)	(436)
Other	18	—	—
Net realized (losses) gains on investments	$(510)	$3,266	$2,295

The aggregate fair value of securities sold at a loss for the years ended December 31, 2015, 2014 and 2013 was $16.4 million, $18.4 million and $5.9 million, respectively, which was approximately 84%, 98% and 95% of book value, respectively.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2015	2014
Cumulative credit loss beginning balance	$8,512	$8,593
Additions:
New credit losses	1,381	131
Incremental credit losses	176	621
Reductions:
Securities sold, paid down or disposed of	(1,396)	(702)
Securities where there is intent to sell	—	(131)
Cumulative credit loss ending balance	$8,673	$8,512

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2015 and 2014, the estimated fair value of loaned securities was $8.7 million and $5.9 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2015 and 2014, cash collateral received in the amount of $9.0 million and $6.2 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in other liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities	$1,835,373	$1,835,373	$1,789,455	$1,789,455
Trading securities	532	532	566	566
Policy loans	282	282	238	238
Cash and cash equivalents	119,596	119,596	90,829	90,829
Reinsurance recoverable, net (1)	134,580	134,580	114,699	114,699
Separate account assets	8,515,156	8,515,156	7,827,657	7,827,657

Liabilities
Annuity reserves (2)	$1,750,750	$2,246,908	$1,623,409	$2,163,786
Securities lending payable	9,021	9,021	6,174	6,174
Separate account liabilities	8,515,156	8,515,156	7,827,657	7,827,657

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2015 and 2014, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, are categorized as Level 2 assets. The value of separate account liabilities are set equal to the values of separate account assets.

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Securities Lending Payable
The Company’s securities lending payable, which is included in other liabilities, is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve.

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$61,578	$61,578	$—	$—
Public utilities	148,243	—	148,243	—
Corporate securities	1,241,890	—	1,241,890	—
Residential mortgage-backed	63,571	—	63,571	—
Commercial mortgage-backed	232,444	—	232,398	46
Other asset-backed securities	87,647	—	87,647	—
Trading securities	532	532	—	—
Reinsurance recoverable, net (1)	134,580	—	—	134,580
Separate account assets	8,515,156	—	8,515,156	—
Total	$10,485,641	$62,110	$10,288,905	$134,626

Liabilities
Embedded derivative liability	$129,386	$—	$—	$129,386

	December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$72,370	$72,370	$—	$—
Public utilities	143,484	—	143,484	—
Corporate securities	1,184,099	—	1,184,099	—
Residential mortgage-backed	80,203	—	80,203	—
Commercial mortgage-backed	221,118	—	221,072	46
Other asset-backed securities	88,181	—	88,181	—
Trading securities	566	566	—	—
Reinsurance recoverable, net (1)	114,699	—	—	114,699
Separate account assets	7,827,657	—	7,827,657	—
Total	$9,732,377	$72,936	$9,544,696	$114,745

Liabilities
Embedded derivative liability	$107,729	$—	$—	$107,729

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2015
Assets	Total	Internal	External
Commercial mortgage-backed	$46	$46	$—
Reinsurance recoverable, net (1)	134,580	134,580	—
Total	$134,626	$134,626	$—

Liabilities
Embedded derivative liability	$129,386	$129,386	$—

	December 31, 2014
Assets	Total	Internal	External
Commercial mortgage-backed	$46	$46	$—
Reinsurance recoverable, net (1)	114,699	114,699	—
Total	$114,745	$114,745	$—

Liabilities
Embedded derivative liability	$107,729	$107,729	$—

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands).

	December 31, 2015
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$134,580	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$129,386	Discounted cash flow	See below	See below	See below

	December 31, 2014
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$114,699	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$107,729	Discounted cash flow	See below	See below	See below

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

At both December 31, 2015 and 2014, commercial mortgage-backed securities of $46 thousand, are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

GMWB reinsurance recoverable fair value calculations are based on the assuming company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, mortality, and long-term market volatility. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

The tables below provide rollforwards for 2015 and 2014 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2015	Income	Income	Settlements	of Level 3	2015
Assets
Commercial mortgage-backed	$46	$(104)	$104	$—	$—	$46
Reinsurance recoverable, net (1)	114,699	19,881	—	—	—	134,580

Liabilities
Embedded derivative liability	$(107,729)	$(21,657)	$—	$—	$—	$(129,386)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2014	Income	Income	Settlements	of Level 3	2014
Assets
Commercial mortgage-backed	$114	$(459)	$391	$—	$—	$46
Reinsurance (payable) recoverable, net (1)	(53,842)	168,541	—	—	—	114,699

Liabilities
Embedded derivative asset (liability)	$68,220	$(175,949)	$—	$—	$—	$(107,729)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

There were no transfers between Level 2 and Level 3 in 2015 or 2014. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2015 or 2014.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2015 and 2014, was as follows (in thousands):

	2015	2014
Assets
Commercial mortgage-backed	$—	$(68)
Reinsurance recoverable, net (1)	19,881	168,541

Liabilities
Embedded derivative liability	$(21,657)	$(175,949)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2015		December 31, 2014
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Policy loans	Level 3	$282	$282	$238	$238

Liabilities
Annuity reserves (1)	Level 3	$1,621,364	$2,117,522	$1,515,680	$2,056,057
Securities lending payable	Level 2	9,021	9,021	6,174	6,174
Separate account liabilities (2)	Level 2	8,515,156	8,515,156	7,827,657	7,827,657

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(2) The values of separate account liabilities are set equal to the values of separate account values.

5.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2015	2014	2013
Balance, beginning of year	$297,583	$244,983	$216,638
Deferrals of acquisition costs	83,978	88,201	67,328
Amortization related to:
Operations	(47,196)	(26,468)	(62,949)
Net realized losses (gains)	92	(635)	(447)
Total amortization	(47,104)	(27,103)	(63,396)
Unrealized investment losses (gains)	24,772	(8,498)	24,413
Balance, end of year	$359,229	$297,583	$244,983

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2015	2014	2013
Balance, beginning of year	$5,661	$7,403	$9,617
Deferrals of sales inducements	400	544	553
Amortization related to:
Operations	(1,918)	(2,582)	(5,579)
Net realized losses (gains)	3	(33)	(26)
Total amortization	(1,915)	(2,615)	(5,605)
Unrealized investment losses	1,340	329	2,838
Balance, end of year	$5,486	$5,661	$7,403

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

Jackson-NY also cedes 90% of the GMWB associated with variable annuities to its Parent. The original reinsurance agreement, covering contracts issued prior to 2009, resulted in an initial gain to Jackson-NY of $0.9 million, which was deferred and included in other liabilities in the accompanying balance sheet. The deferred gain is being amortized into income over the life of the business. Effective June 30, 2013, with the approval of the Superintendent of Insurance for the state of New York, this reinsurance agreement was amended to include all current and future variable annuity contracts issued by the Company. The transaction resulted in the payment of $3.7 million of premium, reduction of the embedded derivative asset by $0.7 million, reduction of reserves for future policy benefits and claims payable by $0.5 million, and accelerated amortization of DAC of $30.3 million, resulting in a pretax loss of $34.2 million. Premiums ceded to Jackson for guaranteed minimum withdrawal benefits were $74.1 million, $60.3 million and $31.4 million in 2015, 2014 and 2013, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Direct premiums	$373	$423	$489
Less reinsurance ceded:
Life	(287)	(359)	(414)
Guaranteed annuity benefits	(74,975)	(61,208)	(32,378)
Net premiums	$(74,889)	$(61,144)	$(32,303)

Death, other policy benefits, and change in policy reserves, net of deferrals, is net of change in GMWB reserves ceded of $19.8 million, $158.4 million, and $(93.2) million in 2015, 2014 and 2013, respectively.

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2015	2014
Reinsurance recoverable:
Ceded reserves	$139,238	$119,114
Ceded other	61	(1)
Total	$139,299	$119,113

Reserves recoverable from the Parent totaled $119.1 million and $99.3 million at December 31, 2015 and 2014, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2015	2014
Direct life insurance in-force	$247,143	$265,223
Amounts ceded to other companies	(182,440)	(198,065)
Net life insurance in-force	$64,703	$67,158

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

7.	Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2015	2014
Traditional life	$2,303	$2,390
Guaranteed benefits	144,290	141,486
Claims payable	39,238	38,959
Other	6	29
Total	$185,837	$182,864

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts (in thousands):

	December 31,
	2015	2014
Interest-sensitive life	$9,034	$8,452
Variable annuity fixed option	1,070,213	938,560
Fixed annuity	590,497	616,805
Total	$1,669,744	$1,563,817

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2015, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.99% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.16% average guaranteed rate.

At both December 31, 2015 and 2014, approximately 97% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

At December 31, 2015 and 2014, approximately 88% and 87%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2015
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$30.9	$410.8	$441.7
>1.0% - 2.0%	82.2	325.8	408.0
>2.0% - 3.0%	424.2	333.6	757.8
Total	$537.3	$1,070.2	$1,607.5

	December 31, 2014
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$28.4	$312.3	$340.7
>1.0% - 2.0%	87.0	288.6	375.6
>2.0% - 3.0%	448.7	337.7	786.4
Total	$564.1	$938.6	$1,502.7

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or upon the depletion of funds (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

At December 31, 2015 and 2014, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2015	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$6,173.3	$145.7	64.5 years
GMWB - Premium only	0%	219.7	4.8
GMWB	0-5%*	21.6	1.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,478.9	108.6	65.0 years
GMWB - Highest anniversary only		202.8	17.6
GMWB		48.2	6.6
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	105.5	34.4		0.4 years
GMWB	0-8%*	6,123.8	720.1

					Average
					Period
				Weighted	until
December 31, 2014	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$5,731.9	$61.8	64.3 years
GMWB - Premium only	0%	259.5	2.7
GMWB	0-5%*	26.0	1.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,433.2	43.0	64.7 years
GMWB - Highest anniversary only		230.0	7.3
GMWB		60.1	4.3
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	120.3	26.2		1.3 years
GMWB	0-8%*	5,625.4	187.9

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2015	2014
Equity	$5,187.4	$4,731.8
Bond	1,066.9	1,067.5
Balanced	1,284.7	1,292.8
Money market	46.8	41.6
Total	$7,585.8	$7,133.7

GMDB liabilities reflected in the general account were as follows (in millions):

	2015	2014
Balance at January 1	$29.9	$13.8
Incurred guaranteed benefits	(16.7)	17.0
Paid guaranteed benefits	(2.2)	(0.9)
Balance at December 31	$11.0	$29.9

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2015 and 2014 (except where noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 39% to 100% of the Annuity 2000 table.

4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 40.0%, with an average of 3.8% during the surrender charge period and 8.0% thereafter (2014: 8.3%).

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $129.4 million and $107.7 million at December 31, 2015 and 2014, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2015 and 2014, these GMWB reserves totaled $3.0 million and $2.6 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2015 and 2014, GMIB reserves totaled $0.9 million and $1.2 million, respectively.

9.	Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Current tax (benefit) expense	$(415)	$13,664	$9,979
Deferred tax expense (benefit)	10,816	(3,328)	272
Income tax expense	$10,401	$10,336	$10,251

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 35% for 2015, 2014 and 2013 as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Income taxes at statutory rate	$25,997	$16,547	$19,577
Dividends received deduction	(15,625)	(6,238)	(9,361)
Other	29	27	35
Income tax expense	$10,401	$10,336	$10,251

Effective tax rate	14.0%	21.9%	18.3%

Federal income taxes paid to Jackson in 2015, 2014 and 2013 were $2.8 million, $8.9 million and $19.9 million, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2015	2014
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$92,851	$97,634
Other, net	11,118	5,948
Total gross deferred tax asset	103,969	103,582

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(118,840)	(108,285)
Net unrealized gains on available for sale securities	(8,546)	(20,580)
Other investment items	(694)	(46)
Total gross deferred tax liability	(128,080)	(128,911)

Net deferred tax liability	$(24,111)	$(25,329)

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance,

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2015, it is more likely than not that the deferred tax assets, will be realized. At December 31, 2015 and 2014, the Company did not have a valuation allowance.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits represents tax positions for which there is uncertainty about the timing of certain deductions. The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2015, 2014 or 2013.

Based on information available as of December 31, 2015, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

10.	Contingencies

The Company has previously received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws.   Any regulatory audits, related examination activity and internal reviews as a result of these inquiries may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

In March 2013, the state of New York initiated a franchise/premium tax audit of the Company for 2009 and 2010.  An issue was raised with respect to the calculation of the cap or limit on the maximum amount of taxes due each year.  In 2013, the Company recorded $6.4 million ($4.2 million after-tax) for the additional tax liability, which was reduced by a payment of $2.6 million “under protest” to stop the further accrual of interest and preserve its appellate rights should they choose to pursue a refund. The total ending liability was therefore $3.8 million. In June 2014, the state of New York formally conceded the issue in the Company’s favor. The accrual was reversed, amounts deposited “under protest” have been refunded, and the matter is considered closed.

11.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The Company had no earned surplus at December 31, 2015 or 2014. No dividends were paid to Jackson in 2015, 2014 or 2013. No capital contributions were received in 2015, 2014 or 2013.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $443.5 million and $409.8 million at December 31, 2015 and 2014, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $30.7 million, $32.7 million and $57.6 million in 2015, 2014 and 2013, respectively.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2015 the Company’s TAC was more than 1,500% of the Company action level RBC.

12.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.4 million to PPM for investment advisory services during 2015, 2014 and 2013.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $15.1 million, $12.9 million and $10.0 million in 2015, 2014 and 2013, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Administrative fees were $4.1 million, $4.2 million and $3.9 million in 2015, 2014 and 2013, respectively.

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.3 million in 2015 and 2014, and $0.1 million in 2013.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2015 and 2014, Jackson’s liability for the Company’s portion of such plans totaled $4.5 million and $4.1 million, respectively. There were no expenses related to these plans in 2015, 2014 or 2013.

14.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2015	2014	2013
Balance, beginning of year	$45,789	$38,636	$81,392
OCI before reclassifications	(20,971)	9,030	(40,567)
Amounts reclassified from AOCI	(1,376)	(1,877)	(2,189)
Balance, end of year	$23,442	$45,789	$38,636

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2015 and 2014

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Income Statement
	December 31,
	2015	2014	2013
Net unrealized investment loss:
Net realized loss on investments	$(1,938)	$(2,547)	$(3,171)	Other net investment losses
Other-than-temporary impairments	(179)	(341)	(197)	Total other-than-temporary impairments
Net unrealized loss, before income taxes	(2,117)	(2,888)	(3,368)
Income tax benefit	741	1,011	1,179
Reclassifications, net of income taxes	$(1,376)	$(1,877)	$(2,189)

36

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2015
Statements of Operations for the period ended December 31, 2015
Statements of Changes in Net Assets for the periods ended December 31, 2015, and 2014
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2015, and 2014
Consolidated Income Statements for the years ended December 31, 2015, 2014, and 2013
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2015, 2014, and 2013
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014, and 2013
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70384 and 811-08401).

c.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

d.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

e.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

f.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

4.

a.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

h.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

i.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

j.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

k.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on September 22, 2003 (File Nos. 333-70384 and 811-08401).

l.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

m.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-

Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

n.	Form of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

o.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

p.
Specimen of Enhanced Dollar Cost Averaging Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

q.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

r.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

s.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

t.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

u.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

v.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

w.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

x.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

y.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

z.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

aa.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

bb.	Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up

Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

cc.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

dd.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ee.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ff.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08401).

gg.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08401).

hh.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 24 filed on December 21, 2006 (File Nos. 333-70384 and 811-08401).

ii.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

jj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

kk.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos.333-70384 and 811-08401).

ll.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

mm.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

nn.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

oo.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

pp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

qq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

rr.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

ss.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

tt.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

uu.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

vv.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

ww.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

xx.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

yy.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

zz.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

aaa.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (DB) Endorsement (7589ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

bbb.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

ccc.	Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), incorporated herein by reference to the

Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

ddd.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

eee.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

fff.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

ggg.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

hhh.
Specimen of the [2%] Contract Enhancement Endorsement (7567NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

iii.
Specimen of the [3%] Contract Enhancement Endorsement (7568NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

jjj.
Specimen of the [4%] Contract Enhancement Endorsement (7569NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

kkk.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

lll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

mmm.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

nnn.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ooo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

qqq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

rrr.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

sss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ttt.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

uuu.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

vvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

www.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

xxx.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

yyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

zzz.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

aaaa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7657ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

bbbb.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7658ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

cccc.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

dddd.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

eeee.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract (VA610NY 08/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22 filed on August 26, 2011 (File Nos. 333-119659 and 811-08401).

ffff.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

gggg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7657ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

hhhh.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7658ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

iiii.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

jjjj.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

kkkk.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

llll.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

mmmm.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

nnnn.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

oooo.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

pppp.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

qqqq.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

rrrr.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

ssss.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

tttt.	Form of Accumulation Provisions Endorsement (7724NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 4 filed on September 2, 2005 (File Nos. 333-119659 and 811-08401).

c.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119659 and 811-08401).

d.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on November 29, 2007 (File Nos. 333-119659 and 811-08401).

e.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 filed on March 26, 2008 (File Nos. 333-119659 and 811-08401).

f.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

g.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No.13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

h.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009, (File Nos. 333-119659 and 811-08401).

i.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

j.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

k.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

l.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

m.
Form of the Variable and Fixed Annuity Application (NV3573 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

n.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 08/11), incorporated herein by reference to Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

o.	Form of the Variable and Fixed Annuity Application (NV3573 08/11), incorporated herein by reference to Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

b.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date June 15, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on October 6, 2008 (File Nos. 333-119659 and 08401).

c.
Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on October 6, 2008 (File Nos. 333-119659 and 08401).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22 filed on August 26, 2011 (File Nos. 333-119659 and 811-08401).

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 filed on April 26, 2012 (File Nos. 333-119659 and 811-08401).

j.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

k.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

l.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 75, filed on September 11, 2014 (File Nos. 333-70384 and 811-08401).

m.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 27, 2015, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 77, filed on September 24, 2015 (File Nos. 333-70384 and 811-08401).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Savvas (Steve) P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

Andrew J. Bowden	Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John H. Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President, Head of U.S. Wealth Management and
7601 Technology Way	Distribution & Director
Denver, CO 80237

David A. Collins	Vice President, Deputy Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Robert H. Dearman, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

William T. Devanney	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa I. Fox	Vice President
300 Innovation Drive
Franklin, TN 37067

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Guillermo E. Guerra	Vice President & Corporate Information Security Officer
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Senior Vice President & Chief Risk Officer
300 Innovation Drive
Franklin, TN 37067

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Matthew T. Irey	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Wayne R. Longcore	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert G. May, III	Chief Administrative Officer & Director
275 Grove Street
Building #2
4th floor
Auburndale, MA 02466

Machelle A. McAdory	Senior Vice President & Chief Human Resource Officer
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
5913 Executive Drive
Lansing, MI 48911

Ryan T. Mellott	Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President & Chief Technology Officer
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
5913 Executive Drive
Lansing, MI 48911

Kristan L. Richardson	Assistant Secretary & Director
1 Corporate Way
Lansing, MI 48951

Stacey L. Schabel	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President

1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	President
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michael D. Story	Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marion C. Terrell II	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 27 filed on April 18, 2016 (File Nos. 333-183048 and 811-08664).

Item 27. Number of Contract Owners as of February 29, 2016

Perspective L Series Contracts:

Qualified - 10,726
Non-qualified - 5,601

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager
7601 Technology Way
Denver, CO 80237

Michael A. Costello	Manager
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Manager
300 Innovation Drive
Franklin, TN 37067

James P. Sopha	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Tyler Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Erin Balcaitis	Vice President
7601 Technology Way
Denver, CO 80237

Andrew Bowden	General Counsel
1 Corporate Way
Lansing, MI 48951

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Richard Catts	Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Justin Fitzpatrick	Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Mark Godfrey	Vice President
7601 Technology Way
Denver, CO 80237

Ashley Golson	Vice President
300 Innovation Drive
Franklin, TN 37067

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Kelli Hill	Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Vice President
7601 Technology Way
Denver, CO 80237

Timothy McDowell	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Peter Meyers	Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
1640 Powers Ferry Road
Bldg. 20
Marietta, GA 30067

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Scott Romine	President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Kezia Samuel	Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Senior Vice President
7601 Technology Way

Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a.
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e.
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 21st day of April, 2016.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 21, 2016
James R. Sopha, President

*	April 21, 2016
P. Chad Myers, Executive Vice President, and Chief Financial Officer

*	April 21, 2016
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

*	April 21, 2016
John H. Brown, Vice President and Director

*	April 21, 2016
Gregory P. Cicotte, Executive Vice President, Head of U.S. Wealth Management and Distribution and Director

*	April 21, 2016
David A. Collins, Vice President, Deputy Chief Risk Officer and Director

*	April 21, 2016
Laura L. Hanson, Vice President and Director

*	April 21, 2016
Herbert G. May, III, Chief Administrative Officer and Director

*	April 21, 2016
Kristan L. Richardson, Assistant Secretary and Director

*	April 21, 2016
John C. Colpean, Director

*	April 21, 2016
Donald T. DeCarlo, Director

*	April 21, 2016
Donald B. Henderson, Jr., Director

*	April 21, 2016
David L. Porteous, Director

*	April 21, 2016
Gary H. Torgow, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee and Frank J. Julian (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, and 333-192972), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 17th day of June, 2015.

/s/ JAMES R. SOPHA
James R. Sopha, President

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ JOHN H. BROWN
John H. Brown, Vice President and Director

/s/ GREGORY P. CICOTTE
Gregory P. Cicotte, Executive Vice President, Head of U.S. Wealth Management and Distribution and Director

/s/ DAVID A. COLLINS
David A. Collins, Vice President, Deputy Chief Risk Officer and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ HERBERT G. MAY, III
Herbert G. May, III, Chief Administrative Officer and Director

/s/ KRISTAN L. RICHARDSON
Kristan L. Richardson, Assistant Secretary and Director

/s/ JOHN C. COLPEAN
John C. Colpean, Director

/s/ DONALD T. DECARLO
Donald T. DeCarlo, Director

/s/ DONALD B. HENDERSON, JR.
Donald B. Henderson, Jr., Director

/s/ DAVID L. PORTEOUS
David L. Porteous, Director

/s/ GARY H. TORGOW
Gary H. Torgow, Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.